Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.0% ¤
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Ambac Assurance Corp. 5.100% due 12/31/2099 (f)	$43	$58
BPCE SA 5.936% due 05/30/2035 •	250	256
Preferred Term Securities Ltd.
4.668% (US0003M + 0.350%) due 03/22/2038 ~	17,288	16,467
5.417% (US0003M + 0.860%) due 07/03/2033 ~	325	325

		17,106

INDUSTRIALS 0.0%
CVS Pass-Through Trust 5.880% due 01/10/2028	387	392
Times Square Hotel Trust 8.528% due 08/01/2026	860	863

		1,255

Total Corporate Bonds & Notes (Cost $18,253)		18,361

U.S. GOVERNMENT AGENCIES 60.1%
Fannie Mae
1.580% due 11/25/2049 •(a)	472	63
4.000% due 11/25/2033 - 01/01/2059	223	211
4.676% due 08/25/2031 •	26	25
4.690% due 05/01/2036 •	1	1
4.807% due 07/25/2037 •	391	384
4.881% due 03/25/2036 •	6	5
5.000% due 11/25/2032	433	430
5.016% due 11/18/2031 •	1	1
5.070% due 11/25/2031 •	10	10
5.420% due 04/25/2032 •	1	1
5.500% due 09/25/2035	2,274	2,334
5.505% due 12/25/2054 •	1,769	1,773
5.697% due 03/01/2044 - 10/01/2044 •	14	13
5.897% due 10/01/2040 •	5	5
5.935% due 02/01/2033 •	6	6
6.022% due 05/01/2034 •	8	8
6.078% due 06/01/2033 •	2	2
6.106% due 03/01/2035 •	3	3
6.125% due 09/01/2033 •	10	10
6.140% due 11/01/2035 •	1	1
6.224% due 07/01/2033 •	1	1
6.242% due 02/01/2035 •	2	2
6.270% due 05/01/2036 •	3	4
6.276% due 01/01/2035 •	3	3
6.291% due 04/01/2036 •	1	1
6.298% due 12/01/2035 •	2	2
6.302% due 11/01/2032 •	7	7
6.332% due 03/01/2035 •	4	4
6.345% due 10/01/2032 •	3	3
6.350% due 11/01/2034 •	1	1
6.357% due 02/01/2035 •	1	1
6.375% due 03/01/2029 - 04/01/2032 •	5	4
6.377% due 07/01/2035 •	2	2
6.410% due 11/01/2034 •	5	5
6.465% due 05/01/2033 •	7	7
6.493% due 03/01/2033 •	1	1
6.500% due 06/25/2028	2	2
6.584% due 12/01/2036 •	1	1
6.634% due 04/01/2033 •	3	3
6.637% due 01/01/2037 •	2	2
6.650% due 03/01/2035 •	1	1
6.701% due 12/01/2036 •	3	3
6.744% due 07/01/2033 •	1	1
6.853% due 10/01/2034 •	2	2
7.000% due 07/25/2042	2	3
7.263% due 09/01/2033 •	2	2
7.282% due 04/01/2036 •	7	7
7.488% due 06/01/2033 •	44	46
7.500% due 09/01/2033 •	4	5

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

8.500% due 11/01/2030	1	1
Freddie Mac
0.635% due 01/25/2034 ~(a)	85,710	2,481
0.926% due 03/25/2034 ~(a)	66,804	3,092
2.862% due 07/25/2054 ~	50,484	47,368
3.000% due 09/01/2046 - 03/01/2048	9,347	8,255
3.500% due 07/01/2046 - 02/01/2048	114	105
4.000% due 10/15/2033	12	12
4.668% due 10/15/2032 •	2	2
4.694% due 08/25/2031 •	17	17
4.768% due 12/15/2029 •	2	2
4.868% due 12/15/2031 •	1	1
4.968% due 08/15/2031 •	2	2
5.000% due 02/15/2036	74	76
5.500% due 05/15/2036	6	6
5.505% due 12/25/2054 •	1,847	1,848
5.599% due 10/25/2044 - 02/25/2045 •	844	773
5.799% due 07/25/2044 •	175	169
5.941% due 08/01/2031 •	4	4
6.340% due 02/01/2035 •	6	7
6.402% due 11/01/2034 •	6	6
6.480% due 03/01/2034 - 04/01/2034 •	6	6
6.500% due 02/01/2035 •	5	5
6.500% due 07/25/2043	225	234
6.552% due 01/01/2035 •	2	2
6.595% due 12/01/2033 •	8	8
6.612% due 01/01/2035 •	4	4
6.645% due 02/01/2036 •	1	1
6.657% due 02/01/2035 •	2	3
6.660% due 11/01/2034 •	1	1
6.825% due 03/01/2032 •	7	7
6.932% due 10/01/2034 •	4	4
6.990% due 01/01/2035 •	1	1
7.000% due 06/15/2029	2	2
7.044% due 09/01/2035 •	2	2
7.090% due 09/01/2028 •	1	1
7.302% due 09/01/2033 •	5	5
7.500% due 01/15/2031	1	1
7.590% due 09/01/2035 •	1	1
7.617% due 07/01/2037 •	1	1
Ginnie Mae
3.000% due 10/20/2051 - 12/20/2052	21,313	18,873
3.500% due 05/20/2052 - 10/20/2054	14,239	12,993
4.500% due 07/20/2040 - 12/20/2053	7,274	7,047
4.625% due 07/20/2029 - 09/20/2033 •	13	13
4.746% due 03/20/2068 •	997	997
4.750% (H15T1Y + 1.500%) due 10/20/2026 ~	1	1
4.750% due 12/20/2027 - 10/20/2033 •	6	5
4.752% due 01/20/2072 •	260	260
4.786% due 12/20/2062 •	582	582
4.796% due 10/20/2062 •	449	449
4.875% due 05/20/2030 - 05/20/2032 •	10	9
4.896% due 02/20/2061 •	61	61
5.000% due 05/20/2030 - 07/20/2030 •	13	12
5.096% due 02/20/2070 •	234	235
5.196% due 09/20/2063 - 02/20/2067 •	659	661
5.446% due 12/20/2066 •	726	730
5.625% due 01/20/2027 - 02/20/2030 •	6	6
Ginnie Mae, TBA
2.000% due 07/01/2055	3,000	2,444
2.500% due 08/01/2055	3,600	3,059
3.500% due 07/01/2055	49,800	45,282
4.000% due 07/01/2055 - 08/01/2055	30,700	28,546
4.500% due 07/01/2055	20,400	19,530
5.000% due 08/01/2055	3,300	3,240
5.500% due 07/01/2055	10,800	10,818
6.500% due 08/01/2055 - 09/01/2055	53,900	55,197
Uniform Mortgage-Backed Security
2.500% due 07/01/2037	857	800
3.000% due 12/01/2026 - 05/01/2052	14,498	13,072
3.500% due 03/01/2040 - 05/01/2052	17,164	15,752
4.000% due 08/01/2038 - 09/01/2052	15,134	14,576
4.500% due 07/01/2052 - 04/01/2053	68,892	66,079
5.000% due 06/01/2053 - 03/01/2055	1,306	1,281
5.500% due 11/01/2052 - 05/01/2053	61,642	61,816
6.000% due 12/01/2052 - 02/01/2054	2,295	2,340
6.500% due 02/01/2044 - 04/01/2055	110,350	114,082
7.000% due 05/01/2054	3,696	3,899
8.500% due 04/01/2030 - 06/01/2030	2	2
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2055	29,400	24,386
3.000% due 07/01/2040 - 08/01/2055	128,740	116,717
3.500% due 07/01/2055 - 08/01/2055	85,000	76,523
4.000% due 07/01/2055 - 08/01/2055	263,450	244,948
5.000% due 07/01/2055 - 08/01/2055	631,035	618,172
5.500% due 07/01/2055 - 08/01/2055	623,400	622,877

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

6.000% due 07/01/2055 - 08/01/2055	1,160,910	1,178,718
6.500% due 08/01/2055	1,133,058	1,168,307
7.000% due 08/01/2055 - 09/01/2055	64,700	67,833

Total U.S. Government Agencies (Cost $4,654,252)		4,693,158

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Bonds
4.000% due 11/15/2042 (i)(k)	49,800	45,448
4.000% due 11/15/2052 (i)	37,800	33,071
U.S. Treasury Notes
2.375% due 05/15/2029 (i)	8,900	8,468

Total U.S. Treasury Obligations (Cost $100,256)		86,987

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.2%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	4,050	3,887
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	1,910
280 Park Avenue Mortgage Trust 5.492% due 09/15/2034 •	1,400	1,388
ACRA Trust 5.608% due 10/25/2064 þ	931	933
Adjustable Rate Mortgage Trust
4.994% due 11/25/2035 •	153	151
4.994% due 08/25/2036 •	29,444	9,116
5.074% due 01/25/2036 •	205	175
6.051% due 11/25/2037 ~	297	197
AG Trust 6.327% due 07/15/2041 •	3,136	3,146
American Home Mortgage Assets Trust 6.750% due 11/25/2046	7,019	6,287
American Home Mortgage Investment Trust 6.710% due 04/25/2044 •	156	171
Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	107	101
4.800% due 11/25/2067 þ	24,724	24,581
5.985% due 01/25/2069 þ	780	784
6.197% due 01/25/2069 þ	2,492	2,514
6.500% due 12/25/2067 þ	760	765
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	3,486	3,149
1.483% due 10/25/2048 ~	4,585	4,156
1.637% due 10/25/2048 ~	2,326	2,106
Ashford Hospitality Trust 5.384% due 04/15/2035 •	5,039	5,015
ATLX Trust 3.850% due 04/25/2064 þ	2,047	1,980
BAMLL Commercial Mortgage Securities Trust 4.227% due 08/10/2038 ~	1,655	1,611
Banc of America Alternative Loan Trust
6.000% due 07/25/2034	385	359
6.000% due 04/25/2037	1,331	1,146
Banc of America Funding Trust
3.448% due 01/20/2047 ~	323	229
3.507% due 10/20/2046 ~	286	245
4.098% due 10/26/2036 ~	64,975	62,235
4.226% due 09/20/2046 ~	49	40
4.812% due 10/20/2036 •	2,267	1,749
4.846% due 09/20/2046 ~	340	307
4.892% due 02/20/2047 •	1,295	1,212
5.078% due 01/20/2047 ~	4	3
5.750% due 08/25/2036	78	67
6.878% due 09/20/2046 ~	273	265
Banc of America Mortgage Trust
3.645% due 11/20/2046 ~	22	18
4.858% due 10/25/2035 ~	165	156
5.411% due 06/25/2035 ~	209	201
5.749% due 06/25/2034 ~	74	71
6.209% due 11/25/2033 ~	4	4
6.527% due 09/25/2033 ~	369	318
6.997% due 12/25/2033 ~	23	23
7.081% due 05/25/2034 ~	304	300
BankUnited Trust 5.034% due 09/25/2045 •	43	41
BCAP LLC Trust
4.644% due 11/26/2036 ~	3,989	3,277
4.733% due 01/26/2036 •	8,725	8,034
6.834% due 10/25/2047 •	11,444	8,564
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	16	13
4.000% due 05/25/2034 ~	14	13
4.250% due 05/25/2047 ~	188	170
4.696% due 02/25/2035 ~	298	239
4.811% due 11/25/2030 ~	31	31

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.153% due 04/25/2034 ~	25	22
5.369% due 01/25/2035 ~	934	879
5.931% due 12/25/2035 ~	77	67
5.939% due 01/25/2034 ~	17	16
6.100% due 12/25/2046 •	1,544	1,374
6.291% due 02/25/2036 ~	32	31
6.442% due 08/25/2035 ~	331	322
6.535% due 11/25/2034 ~	196	181
6.971% due 11/25/2034 ~	72	68
Bear Stearns ALT-A Trust
3.675% due 11/25/2034 ~	195	163
3.758% due 04/25/2035 ~	998	809
4.192% due 08/25/2036 ~	901	412
4.308% due 04/25/2035 ~	11	11
4.545% due 02/25/2036 ~	1,840	1,321
4.810% due 08/25/2036 ~	1,372	881
5.174% due 01/25/2036 ~	543	515
5.197% due 07/25/2035 ~	6,120	3,861
5.406% due 01/25/2034 ~	202	190
5.684% due 11/25/2035 ~	619	280
5.985% due 08/25/2034 ~	375	357
6.159% due 09/25/2034 •	2,668	2,578
6.188% due 12/25/2033 ~	96	93
Bear Stearns Mortgage Funding Trust
4.594% due 12/25/2046 •	4,639	4,155
4.644% due 01/25/2037 •	288	265
Bear Stearns Mortgage Securities, Inc. 5.895% due 06/25/2030 ~	1	1
Bear Stearns Structured Products, Inc. Trust
4.120% due 12/26/2046 ~	2,021	1,608
5.062% due 01/26/2036 ~	1,406	1,001
Bella Vista Mortgage Trust 7.643% due 11/20/2034 ~	1,842	1,861
BellaVista Mortgage Trust
4.932% due 05/20/2045 •	1,079	694
5.174% due 02/25/2035 •	6,931	4,372
Benchmark Mortgage Trust 3.094% due 04/15/2054 ~	8,809	5,957
BINOM Securitization Trust 4.441% due 08/25/2057 ~	6,851	6,645
BX Commercial Mortgage Trust
5.096% due 06/15/2038 •	1,173	1,173
5.115% due 10/15/2038 •	89	89
5.276% due 11/15/2038 •	11,383	11,383
5.302% due 01/17/2039 •	9,600	9,598
5.325% due 02/15/2039 •	1,271	1,271
BX Trust
3.202% due 12/09/2041	2,726	2,545
5.226% due 02/15/2036 •	4,152	4,152
Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~	3,676	3,599
4.000% due 10/25/2054 ~	5,449	5,334
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,920	5,333
3.250% due 09/25/2063 ~	5,908	5,298
3.250% due 03/25/2064 ~	3,701	3,297
3.250% due 08/25/2064 ~	2,774	2,461
3.250% due 09/25/2064 ~	45,852	40,859
3.375% due 12/25/2064 ~	9,713	8,700
3.500% due 06/25/2062 ~	3,298	3,034
5.555% due 09/25/2055 •	3,907	3,911
Chase Mortgage Finance Trust 4.780% due 12/25/2035 ~	466	413
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.457% due 01/25/2035 ~	208	195
4.975% due 03/25/2035 ~	570	465
CIM Trust
3.000% due 01/25/2061 ~	2,901	2,705
3.250% due 10/25/2058 ~	1,056	961
3.750% due 12/25/2061 ~	9,395	8,954
4.500% due 01/25/2063 ~	4,069	3,873
5.000% due 05/25/2062 ~	1,349	1,352
5.000% due 02/25/2099 þ	2,563	2,536
5.500% due 08/25/2064 ~	19,180	19,367
6.639% due 12/25/2067 þ	907	913
Citicorp Mortgage Securities REMIC Trust Pass-Through Certificates 5.351% due 08/25/2035 ~	1,305	835
Citicorp Mortgage Securities Trust 6.000% due 08/25/2036	452	417
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	918	916
3.209% due 05/10/2049	700	691
Citigroup Mortgage Loan Trust
4.468% due 11/25/2036 ~	902	837
4.564% due 06/25/2036 •	418	404
4.764% due 12/25/2034 •	45	43

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.934% due 09/25/2036 •	1,952	1,849
5.234% due 08/25/2035 •	587	571
5.718% due 05/25/2042 ~	459	447
5.988% due 08/25/2035 ~	55	52
6.309% due 11/25/2036 •	1,957	1,926
6.310% due 11/25/2035 •	188	190
6.490% due 05/25/2035 •	22	22
6.980% due 12/25/2034 ~	24	23
7.230% due 10/25/2035 •	7	8
Citigroup Mortgage Loan Trust, Inc. 5.830% due 09/25/2035 •	55	54
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037	788	712
Colony Mortgage Capital Ltd. 5.805% due 11/15/2038 •	6,963	6,841
COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	6,255	6,238
4.550% due 04/25/2067 ~	9,118	9,144
6.393% due 06/25/2069 þ	2,112	2,140
6.421% due 05/25/2069	825	836
6.467% due 08/25/2067 þ	3,547	3,564
7.256% due 12/25/2067 ~	7,516	7,492
COMM Mortgage Trust 3.545% due 02/10/2036	3,800	3,735
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~	361	167
Countrywide Alternative Loan Trust
3.662% due 08/25/2035 ~	1,768	1,688
4.612% due 02/20/2047 •	1,126	904
4.627% due 12/20/2046 •	5,120	4,477
4.734% due 10/25/2035 •	1,976	717
4.754% due 02/25/2047 •	4,286	4,190
4.814% due 07/25/2046 •	7,009	6,321
4.814% due 09/25/2046 •	172	167
4.832% due 07/20/2046 •	375	319
4.834% due 06/25/2037 •	490	452
4.852% due 03/20/2046 •	185	171
4.854% due 06/25/2046 •	1,147	914
4.934% due 05/25/2035 •	169	144
4.934% due 06/25/2035 •	1,160	1,108
4.974% due 02/25/2036 •	61	52
4.994% due 12/25/2035 •	307	281
5.014% due 02/25/2036 •	169	153
5.073% due 05/25/2035 ~	87	73
5.076% due 11/20/2035 •	100	94
5.094% due 10/25/2035 •	2,518	1,668
5.134% due 01/25/2046 •	798	660
5.144% due 02/25/2036 ~	1,154	1,073
5.194% due 12/25/2035 •	4,180	3,566
5.239% due 03/25/2047 •	1,591	1,355
5.366% due 12/25/2034 ~	1,303	1,266
5.399% due 02/25/2036 •	402	366
5.500% due 04/25/2035	769	532
5.500% due 11/25/2035	711	391
5.500% due 03/25/2036	62	25
5.649% due 11/25/2047 •	2,517	2,238
5.750% due 03/25/2037 •	239	124
5.750% due 04/25/2047	340	176
5.779% due 11/25/2047 •	4,591	4,081
5.974% due 11/25/2035 •	1,432	1,291
6.000% due 03/25/2037	913	459
6.000% due 04/25/2037	2,990	1,551
6.250% due 12/25/2033	10	11
6.250% due 07/25/2036	3,697	1,026
6.500% due 11/25/2031	13	13
6.500% due 06/25/2036	3,219	1,478
7.000% due 10/25/2035	3,000	1,533
Countrywide Home Loan Mortgage Pass-Through Trust
3.884% due 07/19/2033 ~	43	42
4.405% due 05/19/2033 ~	6	5
4.491% due 04/25/2035 ~	270	234
4.580% due 07/19/2033 ~	772	690
4.843% due 01/20/2035 ~	1,688	1,588
4.914% due 03/25/2036 •	8,322	7,773
4.925% due 01/25/2036 ~	15	14
4.934% due 03/25/2036 •	5,142	4,650
5.014% due 04/25/2035 •	5	5
5.029% due 03/20/2036 ~	3,104	2,779
5.034% due 03/25/2035 •	23	13
5.054% due 03/25/2035 •	17	15
5.055% due 06/20/2036 ~	568	509
5.074% due 03/25/2035 •	1,452	1,409
5.085% due 05/20/2035 ~	1,444	949
5.114% due 02/25/2035 •	37	35
5.122% due 02/20/2036 ~	318	278
5.134% due 02/25/2035 •	294	267

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.134% due 05/25/2035 •	1,113	820
5.138% due 11/25/2034 ~	1,063	671
5.214% due 02/25/2035 •	53	50
5.354% due 09/25/2034 •	130	113
5.395% due 02/20/2035 ~	18	18
5.500% due 06/25/2034	1,569	1,242
5.500% due 06/25/2035	3,486	1,886
5.500% due 05/25/2036	1,008	874
5.750% due 12/25/2035	962	455
5.750% due 02/25/2036	3,467	1,563
6.000% due 03/25/2037	3,063	1,362
6.000% due 11/25/2037	68	29
6.093% due 12/19/2033 ~	201	197
6.182% due 06/20/2034 ~	1,160	1,080
6.248% due 02/20/2036 •	605	560
6.305% due 06/19/2031 ~	1	1
6.609% due 02/19/2034 ~	5	5
6.662% due 02/20/2036 •	33	29
6.741% due 02/25/2034 ~	5	5
6.897% due 02/19/2034 ~	6	5
Credit Suisse First Boston Mortgage Securities Corp.
2.664% due 12/25/2032 ~	26	21
4.630% due 12/25/2033 ~	79	79
5.063% due 03/25/2032 ~	41	39
5.584% due 09/25/2034 •	206	382
5.695% due 06/25/2033 ~	83	80
5.750% due 04/25/2033	4	4
6.250% due 07/25/2035	104	107
6.318% due 08/25/2033 ~	750	692
6.434% due 03/25/2034 •	1,115	758
7.000% due 02/25/2033	8	8
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.500% due 11/25/2035	118	86
6.846% due 10/25/2033 ~	1,193	1,092
7.210% due 10/25/2033 ~	21	20
Credit Suisse First Boston Mortgage-Backed Trust 5.634% due 10/25/2034 •	1,837	1,727
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~	5,599	4,959
2.000% due 10/25/2060 ~	5,662	5,124
2.750% due 01/25/2060	9,795	7,392
2.750% due 01/25/2060 ~	5,626	4,265
2.974% due 07/25/2057 ~	1,000	855
3.250% due 01/25/2060	7,373	5,477
3.250% due 01/25/2060 ~	3,775	2,785
3.375% due 01/25/2060	1,000	812
3.595% due 01/25/2060 ~	3,343	2,229
3.784% due 02/25/2061 ~	4,595	4,554
3.844% due 04/28/2037 ~	209	193
3.904% due 04/25/2062 ~	5,011	4,772
3.962% due 09/25/2057 ~	1,300	1,229
4.197% due 07/27/2061 ~	8,452	8,383
4.456% due 02/27/2036 ~	3,675	2,356
5.500% due 04/25/2036	460	299
5.750% due 12/26/2035	161	93
6.250% due 05/26/2048	5,701	4,727
6.276% due 10/15/2037 •	1,000	994
6.421% due 10/25/2037 ~	174	101
Cross Mortgage Trust
5.129% due 09/25/2069 ~	6,957	6,937
5.549% due 12/25/2069 ~	950	955
6.093% due 04/25/2069 þ	1,973	1,988
6.147% due 07/25/2069 þ	20,182	20,377
6.272% due 06/25/2069 þ	2,839	2,872
6.615% due 03/25/2068 þ	1,445	1,456
DC Commercial Mortgage Trust 6.314% due 09/12/2040	1,200	1,253
DC Office Trust 2.965% due 09/15/2045	2,205	2,010
Deephaven Residential Mortgage Trust 4.300% due 03/25/2067 ~	1,520	1,472
Deutsche Alt-A Securities Mortgage Loan Trust
4.794% due 01/25/2047 •	3,402	3,111
5.074% due 08/25/2047 •	4,074	2,981
DSLA Mortgage Loan Trust
5.032% due 08/19/2045 •	345	217
5.339% due 04/19/2046 •	225	184
Ellington Financial Mortgage Trust
5.522% due 01/26/2060 þ	919	925
5.655% due 02/25/2060 þ	1,742	1,757
5.726% due 01/25/2060 þ	1,052	1,062
Extended Stay America Trust 5.506% due 07/15/2038 •	49,748	49,792
First Horizon Alternative Mortgage Securities Trust
3.000% due 04/25/2036 ~	384	353
4.599% due 09/25/2035 ~	427	181

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.649% due 03/25/2035 ~	73	42
4.811% due 02/25/2037 ~	1,025	702
5.151% due 09/25/2034 ~	161	164
5.365% due 12/25/2035 ~	361	274
5.400% due 07/25/2035 ~	2,332	2,202
5.876% due 06/25/2034 ~	502	503
First Horizon Asset Securities, Inc.
4.996% due 01/25/2036 ~	1,392	711
5.263% due 01/25/2036 ~	375	335
First Horizon Mortgage Pass-Through Trust 5.257% due 10/25/2035 ~	1,194	1,101
GCAT Trust
3.450% due 10/25/2068 ~	1,500	1,401
4.250% due 05/25/2067 ~	15,089	14,351
6.007% due 01/25/2059 þ	858	862
6.085% due 06/25/2059 þ	1,274	1,286
GMACM Mortgage Loan Trust
4.292% due 05/25/2035 ~	717	668
4.835% due 09/19/2035 ~	766	630
7.500% due 05/25/2035 ~	5	5
GreenPoint Mortgage Funding Trust
4.854% due 04/25/2036 •	83	74
5.319% due 07/25/2035 •	5,062	4,755
GreenPoint MTA Trust 4.894% due 06/25/2045 •	6,425	5,086
GS Mortgage Securities Corp. Resecuritization Trust 5.051% due 11/26/2037	11,896	11,226
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	8,755
5.680% due 12/15/2036 •	4,156	4,149
GS Mortgage Securities Trust 3.621% due 10/10/2035	2,000	1,990
GS Mortgage-Backed Securities Corp. Trust 2.000% due 12/25/2060 ~	1,100	953
GS Mortgage-Backed Securities Trust
3.750% due 07/25/2061 ~	2,183	2,128
4.100% due 07/25/2065	4,900	4,717
GSAA Trust 5.986% due 11/25/2033 þ	392	362
GSC Capital Corp. Mortgage Trust 4.794% due 05/25/2036 •	612	587
GSMPS Mortgage Loan Trust
4.784% due 09/25/2035 •	13,551	11,664
4.784% due 01/25/2036 •	16,967	13,728
7.000% due 06/25/2043	292	308
8.000% due 09/19/2027 ~	134	130
GSR Mortgage Loan Trust
4.729% due 01/25/2036 ~	90	85
4.772% due 06/25/2034 ~	612	552
4.784% due 01/25/2034 •	1	1
4.934% due 07/25/2035 •	296	264
5.068% due 12/25/2034 ~	966	127
5.283% due 04/25/2035 ~	234	221
5.743% due 09/25/2035 ~	2,458	2,029
6.000% due 03/25/2032	5	5
6.415% due 01/25/2034 ~	977	757
6.562% due 09/25/2035 ~	6	6
7.635% due 04/25/2035 ~	179	175
HarborView Mortgage Loan Trust
4.306% due 06/19/2036 ~	684	280
4.787% due 06/19/2045 •	219	100
4.812% due 01/19/2038 •	18,818	16,524
4.812% due 02/19/2046 •	165	154
4.842% due 12/19/2036 •	888	697
4.872% due 05/19/2035 •	492	473
4.912% due 06/19/2035 •	2,842	2,777
4.912% due 01/19/2036 •	20	20
4.912% due 03/19/2036 •	4,848	4,435
4.912% due 12/19/2036 •	5,969	5,636
5.132% due 01/19/2035 •	10	9
5.332% due 06/20/2035 •	109	103
5.485% due 08/19/2034 ~	47	44
5.599% due 08/19/2034 ~	636	456
5.729% due 11/19/2034 ~	3	3
6.157% due 06/20/2035 •	2,194	1,727
Hilton USA Trust
2.828% due 11/05/2035	6,500	5,528
3.719% due 11/05/2038	1,000	984
HomeBanc Mortgage Trust
5.124% due 03/25/2035 •	106	87
5.169% due 10/25/2035 •	6,940	6,934
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037	1,192	373
Impac Secured Assets Trust
4.654% due 05/25/2037 •	3,210	2,662
4.704% due 07/25/2035 •	845	535

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.744% due 07/25/2035 •	799	513
5.134% due 05/25/2036 •	11	10
5.436% due 03/25/2034	317	297
6.324% due 07/25/2035 ~	1,170	729
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~	2	2
IndyMac INDA Mortgage Loan Trust
3.201% due 11/25/2035 ~	1,318	1,001
5.506% due 01/25/2036 ~	302	286
IndyMac INDX Mortgage Loan Trust
2.853% due 06/25/2036 ~	404	322
3.345% due 06/25/2035 ~	2,749	2,151
3.421% due 06/25/2036 ~	1,517	942
3.429% due 06/25/2036 ~	2,598	2,040
3.446% due 06/25/2036 ~	720	625
3.677% due 02/25/2036 ~	2,899	2,087
3.772% due 05/25/2035 ~	1,237	1,096
3.775% due 02/25/2036 ~	2,003	1,585
3.790% due 07/25/2035 ~	837	769
4.132% due 01/25/2036 ~	2,949	2,675
4.263% due 06/25/2034 ~(a)	1,217	991
4.629% due 09/25/2035 ~	7,201	4,876
4.670% due 07/25/2037 ~	2,484	1,044
4.674% due 07/25/2036 •	11,662	11,399
4.734% due 06/25/2037 •	101	36
4.774% due 11/25/2036 •	147	145
4.794% due 07/25/2037 •	5,125	4,708
4.794% due 08/25/2037 •	2,873	2,639
4.814% due 09/25/2046 •	300	271
4.914% due 04/25/2035 •	80	66
4.994% due 03/25/2035 •	5	5
5.074% due 02/25/2035 •	446	412
5.074% due 07/25/2045 •	2,938	2,335
5.174% due 07/25/2045 •	606	456
5.234% due 11/25/2034 •	2,003	1,855
5.654% due 09/25/2034 •	57	46
JP Morgan Alternative Loan Trust
4.914% due 07/25/2036 •	12,411	11,348
4.914% due 11/25/2036 •	3,021	2,579
4.939% due 06/27/2037 •	1,006	606
4.994% due 06/25/2037 •	30,834	11,533
5.888% due 06/27/2037 ~	13,532	6,548
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	18,200	16,810
2.713% due 08/15/2049	1,349	1,342
3.648% due 12/15/2049 ~	300	295
4.549% due 07/05/2033	23,176	18,552
5.409% due 02/15/2035 •	5,681	5,591
5.691% due 11/15/2038 •	7,000	6,969
5.805% due 07/05/2033 •	3,239	2,824
5.809% due 12/15/2031 •	413	412
JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~	433	226
4.428% due 10/25/2036 ~	1,084	611
4.625% due 07/25/2063 ~	1,198	1,167
4.914% due 08/25/2037 •	2,369	756
4.958% due 06/25/2035 ~	792	652
5.000% due 07/25/2036	210	80
5.250% due 11/25/2063 ~	787	787
5.555% due 03/25/2055 •	4,911	4,915
5.620% due 10/25/2035 ~	23	16
5.655% due 02/25/2055 •	3,566	3,583
5.775% due 10/25/2035 ~	162	153
5.990% due 07/25/2064 ~	1,168	1,176
6.071% due 06/25/2035 ~	40	32
6.931% due 08/25/2034 ~	783	750
7.700% due 08/25/2036	32	13
JP Morgan Seasoned Mortgage Trust
3.700% due 01/25/2063 ~	4,000	3,751
4.446% due 01/25/2063 ~	953	915
Legacy Mortgage Asset Trust
4.650% due 11/25/2060	1,584	1,585
5.250% due 07/25/2067	1,810	1,807
5.750% due 07/25/2061	6,947	6,930
5.892% due 10/25/2066	1,723	1,724
Lehman Mortgage Trust 5.500% due 02/25/2036	200	93
Lehman XS Trust
4.794% due 11/25/2035 •	3,322	3,351
4.974% due 12/25/2035 •	2,574	2,399
Luminent Mortgage Trust 4.854% due 05/25/2036 •	1,892	1,672
LUX 7.002% due 08/15/2040 •	2,800	2,823
Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	3,217

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

MASTR Adjustable Rate Mortgages Trust
3.678% due 07/25/2034 ~	630	568
4.564% due 02/25/2034 ~	1,078	950
4.734% due 03/25/2047 •	5,196	4,714
4.764% due 12/25/2034 •	176	164
5.008% due 05/25/2034 ~	826	510
5.452% due 07/25/2035 ~	9,039	4,535
5.534% due 09/25/2037 •	3,359	1,344
6.500% due 12/25/2033 ~	3	3
6.731% due 12/21/2034 ~	29	28
MASTR Alternative Loan Trust
5.500% due 04/25/2035	555	506
6.168% due 06/25/2033 ~	220	142
MASTR Asset Securitization Trust 5.500% due 03/25/2034	560	458
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032	1,796	271
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.126% due 11/15/2031 •	12	12
Merrill Lynch Alternative Note Asset Trust 5.750% due 05/25/2037	78	75
Merrill Lynch Mortgage Investors Trust
5.054% due 08/25/2028 •	1	1
5.074% due 10/25/2028 •	38	36
5.094% due 06/25/2028 •	1	1
5.154% due 04/25/2035 ~	6	5
5.154% due 08/25/2035 •	12,000	11,239
5.174% due 03/25/2028 •	2	2
5.205% due 05/25/2036 ~	219	204
5.439% due 09/25/2029 •	449	437
5.634% due 03/25/2028 •	168	129
5.926% due 08/25/2033 ~	12	0
6.028% due 11/25/2035 •	2,681	2,599
6.029% due 05/25/2036 ~	4,773	4,314
MFA Trust
1.947% due 04/25/2065 ~	204	198
2.855% due 07/25/2060 ~	500	414
3.300% due 08/25/2061 ~	7,772	7,338
4.400% due 03/25/2068 þ	4,877	4,846
6.105% due 12/25/2068 þ	13,713	13,792
6.775% due 10/25/2058 þ	1,171	1,185
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,729
2.500% due 11/25/2060 ~	5,358	4,602
3.250% due 01/25/2061 ~	97	81
3.953% due 11/25/2058 ~	1,000	844
Mill City Mortgage Trust 3.708% due 09/25/2057 ~	64	63
Morgan Stanley Capital Trust 5.426% due 05/15/2036 •	5,347	3,369
Morgan Stanley Mortgage Loan Trust
0.000% due 11/25/2037 ~	1,364	115
3.379% due 10/25/2037 ~	2,366	1,350
4.684% due 03/25/2036 •	1,960	1,283
4.694% due 03/25/2036 •	7,708	5,048
5.334% due 02/25/2036 •	180	170
5.697% due 10/25/2034 ~	12	11
Morgan Stanley Resecuritization Trust 3.381% due 06/26/2047 •	11,170	10,013
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064	2,147	2,080
MTN Commercial Mortgage Trust 5.717% due 03/15/2039 •	6,165	6,165
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034	275	258
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	13,459	12,931
3.000% due 07/25/2059 ~	1,000	916
3.250% due 02/25/2059 ~	5,834	5,678
3.500% due 12/25/2057 ~	278	270
4.000% due 02/25/2057 ~	14,825	14,427
4.500% due 05/25/2058 ~	417	409
New York Mortgage Trust Loan Trust
3.215% due 07/25/2061	250	217
3.514% due 07/25/2061	2,000	1,709
3.750% due 02/25/2068 ~	871	806
4.670% due 08/25/2061 þ	1,906	1,893
5.379% due 06/25/2069 ~	1,127	1,127
NLT Trust 3.200% due 10/25/2062 ~	11,354	10,369
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.534% due 08/25/2034 •	627	715
5.754% due 10/25/2034	6,703	6,640
6.159% due 05/25/2036 ~	201	36
NYO Commercial Mortgage Trust 5.521% due 11/15/2038 •	3,865	3,860

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

OBX Trust
3.646% due 03/25/2053 ~	3,285	3,238
3.677% due 04/25/2053 ~	5,086	5,081
5.110% due 08/25/2062 þ	1,230	1,224
5.949% due 02/25/2063 þ	5,348	5,358
6.030% due 01/25/2064 þ	1,946	1,964
6.100% due 09/25/2062 þ	13,217	13,190
6.113% due 03/25/2063 þ	2,555	2,564
6.233% due 05/25/2064 þ	1,430	1,446
6.465% due 10/25/2063 þ	2,099	2,118
6.520% due 07/25/2063 þ	1,458	1,470
6.567% due 06/25/2063 þ	2,303	2,322
6.844% due 04/25/2063 þ	905	917
7.045% due 09/25/2063 þ	1,711	1,737
7.159% due 10/25/2063 þ	2,983	3,035
Oceanview Mortgage Trust 5.105% due 11/25/2054 •	1,640	1,635
One Market Plaza Trust 3.614% due 02/10/2032	2,337	2,236
One New York Plaza Trust 5.376% due 01/15/2036 •	9,700	9,435
ONE Park Mortgage Trust 5.126% due 03/15/2036 •	2,600	2,554
OPEN Trust 7.401% due 11/15/2040 •	1,930	1,935
PRET LLC 5.963% due 11/25/2054 þ	2,571	2,574
PRET Trust
3.900% due 10/25/2063 ~	985	950
4.000% due 08/25/2064 þ	974	943
4.000% due 07/25/2069 þ	954	925
4.075% due 06/25/2064 ~	917	876
4.150% due 04/25/2065 þ	3,077	2,966
Prime Mortgage Trust
3.860% due 10/25/2032 ~	408	363
5.250% due 06/25/2033	324	318
PRKCM Trust
6.333% due 03/25/2059 þ	1,362	1,374
6.431% due 05/25/2059 þ	747	756
6.584% due 09/25/2058 þ	1,944	1,963
7.225% due 11/25/2058 þ	1,084	1,101
PRPM LLC
3.750% due 03/25/2054 þ	819	798
3.750% due 04/25/2055 þ	1,276	1,234
4.000% due 11/25/2053 þ	368	362
4.000% due 01/25/2054 þ	812	796
4.000% due 05/25/2054 þ	761	747
4.000% due 07/25/2054 þ	778	763
4.000% due 10/25/2054 þ	899	878
4.000% due 11/25/2054 þ	1,869	1,815
4.000% due 10/25/2064 þ	4,706	4,577
4.200% due 12/25/2064 þ	867	848
4.500% due 02/25/2055 þ	940	928
5.228% due 08/25/2069 þ	7,349	7,339
5.250% due 07/25/2055 ~	1,100	1,099
5.699% due 11/25/2029 þ	928	931
5.870% due 11/25/2029 þ	2,312	2,313
5.897% due 12/25/2029 þ	1,460	1,451
6.179% due 06/25/2030 þ	2,700	2,724
6.255% due 05/25/2030 þ	993	999
6.414% due 08/25/2029 þ	873	875
7.026% due 03/25/2029 þ	4,537	4,549
PRPM Trust
5.674% due 12/26/2069 þ	4,091	4,100
5.802% due 11/25/2069 þ	3,092	3,119
6.221% due 11/25/2068 þ	5,729	5,766
6.250% due 08/25/2068 þ	1,829	1,839
6.265% due 12/25/2068 þ	760	767
6.327% due 06/25/2069 þ	17,314	17,636
RCKT Mortgage Trust
5.158% due 10/25/2044 þ	3,228	3,221
5.472% due 06/25/2055 «þ	6,700	6,733
5.553% due 03/25/2055 þ	4,222	4,250
5.582% due 12/25/2044 þ	3,778	3,797
5.653% due 01/25/2045 þ	4,007	4,034
5.846% due 08/25/2044 þ	41,008	41,238
6.808% due 09/25/2043 ~	609	616
Residential Accredit Loans, Inc. Trust
4.794% due 11/25/2036 •	5,987	3,144
4.814% due 07/25/2036 •	4,867	4,468
4.814% due 08/25/2036 •	4,254	4,286
4.814% due 04/25/2046 •	947	884
4.834% due 10/25/2046 •	4,985	4,795
4.920% due 02/25/2035 ~	422	376
5.397% due 10/25/2037 ~	725	584
5.504% due 12/25/2035 ~	603	529

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.832% due 09/25/2034 ~	2	2
6.000% due 12/25/2035	2,263	1,963
6.155% due 12/26/2034 ~	124	79
6.500% due 10/25/2036	17,107	14,884
Residential Asset Securitization Trust
4.784% due 10/25/2048	2	2
4.884% due 02/25/2034 •	13	12
4.884% due 04/25/2035 •	3,246	1,657
4.934% due 08/25/2036 •	2,727	879
6.000% due 08/25/2036	6,009	2,637
6.250% due 08/25/2036	1,752	1,144
6.500% due 04/25/2037	4,348	1,158
Residential Funding Mortgage Securities, Inc. Trust
3.200% due 02/25/2037 ~	200	172
3.642% due 06/25/2035 ~	1,531	845
5.541% due 09/25/2035 ~	4,254	2,437
5.548% due 02/25/2036 ~	64	62
6.000% due 02/25/2037 ~	493	436
6.000% due 04/25/2037	82	63
6.097% due 02/25/2036 ~	30	28
6.365% due 10/25/2037 ~	1,031	1,009
RiverView HECM Trust 4.500% due 05/25/2047 •«	2,065	1,848
SACO, Inc. 7.000% due 08/25/2036	2	2
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065	950	954
Sequoia Mortgage Trust
4.407% due 06/20/2034 ~	31	29
4.466% due 11/25/2063 ~	6,807	6,880
4.731% due 01/20/2047 ~	271	193
4.892% due 02/20/2035 •	274	261
5.052% due 11/20/2034 •	12	11
5.076% due 05/20/2034 •	119	112
5.132% due 10/19/2026 •	9	9
5.192% due 10/20/2027 •	1	1
5.232% due 10/20/2027 •	2	2
5.290% due 02/20/2034 •	39	35
5.792% due 10/20/2027 •	45	45
5.800% due 08/20/2034 ~	28	27
6.296% due 09/20/2032 ~	9	8
SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •	1,800	1,793
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	196	195
SG Residential Mortgage Trust 5.353% due 08/25/2062	13,050	13,034
SMRT Commercial Mortgage Trust 5.312% due 01/15/2039 •	25,570	25,486
Structured Adjustable Rate Mortgage Loan Trust
3.893% due 05/25/2036 ~	2,323	1,329
4.073% due 02/25/2036 ~	52	44
4.814% due 07/25/2037 •	4,391	4,110
5.037% due 07/25/2035 ~	24	21
5.105% due 04/25/2035 ~	32	28
5.169% due 06/25/2034 •	143	138
5.221% due 09/25/2034 ~	285	278
5.799% due 01/25/2035 •	276	249
5.799% due 05/25/2035 •	319	253
6.174% due 04/25/2034 ~	1	1
6.525% due 02/25/2034 ~	16	16
Structured Asset Mortgage Investments Trust
4.734% due 02/25/2037 •	705	675
4.814% due 09/25/2047 •	7,117	6,624
4.974% due 08/25/2035 •	3,534	3,373
4.994% due 02/25/2036 •	88	74
5.032% due 07/19/2034 •	170	157
5.054% due 12/25/2035 •	10,933	9,164
5.132% due 03/19/2034 •	63	59
5.272% due 10/19/2033 •	31	29
5.332% due 11/19/2033 •	651	590
5.632% due 10/19/2033 •	707	726
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	63	0
Structured Asset Securities Corp. Mortgage Loan Trust
4.724% due 10/25/2036 •	180	151
7.500% due 10/25/2036	1,013	579
SunTrust Adjustable Rate Mortgage Loan Trust
6.715% due 01/25/2037 ~	77	55
7.153% due 01/25/2037 ~	823	821
TBW Mortgage-Backed Pass-Through Certificates 6.500% due 04/25/2036	1,260	400
TBW Mortgage-Backed Trust
6.500% due 07/25/2036	5,765	1,909
7.000% due 07/25/2036	863	242

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Thornburg Mortgage Securities Trust
4.400% due 09/25/2037 ~	731	727
4.918% due 09/25/2037 ~	14,206	8,047
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	31,481	28,626
2.250% due 12/25/2061 ~	5,090	4,931
2.710% due 01/25/2060 ~	23,745	22,814
2.750% due 06/25/2057 ~	3,281	3,200
2.900% due 10/25/2059 ~	9,037	8,684
3.000% due 10/25/2057 ~	1,000	956
3.250% due 07/25/2056 ~	563	556
4.097% due 04/25/2056 ~	1,000	937
4.435% due 10/27/2064 ~	6,507	6,541
4.518% due 10/25/2064 ~	11,299	11,291
5.107% due 07/25/2065 ~	820	837
5.434% due 10/25/2059 •	236	238
5.725% due 11/25/2064	3,018	3,035
6.134% due 10/25/2059 •	11,615	11,888
TTAN 5.276% due 03/15/2038 •	1,538	1,539
Verus Securitization Trust
0.820% due 10/25/2063 ~	714	690
1.057% due 10/25/2063 ~	19	19
1.262% due 10/25/2063 ~	29	28
4.130% due 02/25/2067	6,115	5,857
4.260% due 02/25/2067	1,272	1,217
5.041% due 08/25/2067	715	712
5.218% due 09/25/2069 ~	2,218	2,218
5.811% due 05/25/2068	1,953	1,956
5.999% due 02/25/2068	892	893
6.116% due 03/25/2069	11,457	11,570
6.192% due 06/25/2069 þ	2,735	2,764
6.218% due 06/25/2069 þ	2,086	2,110
6.338% due 04/25/2069	1,561	1,579
6.443% due 08/25/2068	1,461	1,472
6.476% due 06/25/2068	901	907
6.665% due 09/25/2068 þ	6,620	6,701
6.876% due 11/25/2068 ~	780	792
7.070% due 10/25/2068 þ	3,675	3,729
Visio Trust 6.598% due 10/25/2058 þ	922	930
Wachovia Mortgage Loan Trust LLC 7.444% due 10/20/2035 ~	57	55
WaMu Mortgage Pass-Through Certificates Trust
2.566% due 11/25/2041 ~	2	2
3.876% due 05/25/2037 ~	774	670
4.804% due 05/25/2034 •	13,804	12,881
4.974% due 12/25/2045 •	3,525	3,554
4.983% due 10/25/2035 ~	752	688
5.014% due 07/25/2045 •	3,614	3,561
5.141% due 09/25/2035 ~	2,785	2,594
5.174% due 11/25/2034 •	68	66
5.214% due 10/25/2044 •	201	196
5.239% due 11/25/2046 •	7,467	6,320
5.274% due 06/25/2044 •	948	941
5.346% due 07/25/2034 ~	420	383
5.387% due 06/25/2034 ~	274	240
5.399% due 08/25/2046 •	3,894	3,567
5.414% due 11/25/2034 •	435	416
5.414% due 10/25/2045 •	634	629
5.434% due 07/25/2044 •	9	9
5.447% due 08/25/2046 •	10,691	9,184
5.500% due 06/25/2033 ~	917	785
5.776% due 03/25/2033 ~	46	46
5.780% due 06/25/2034 ~	119	117
5.799% due 06/25/2042 •	49	46
5.799% due 08/25/2042 •	633	613
5.799% due 04/25/2044 •	379	325
6.172% due 08/25/2033 ~	4	4
6.267% due 01/25/2033 ~	666	659
6.375% due 12/19/2039 ~	87	81
6.694% due 10/25/2033 ~	77	65
Washington Mutual Mortgage Pass-Through Certificates Trust
5.084% due 10/25/2035 •	293	266
5.149% due 02/25/2047 •	10,899	10,013
5.229% due 11/25/2046 •	11,174	9,402
5.500% due 05/25/2035	1,124	998
5.500% due 06/25/2035	94	87
5.500% due 11/25/2035	145	129
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.424% due 02/25/2033 ~	334	317
5.750% due 03/25/2033	63	57
5.765% due 02/25/2033 ~	478	504
5.892% due 12/25/2032 ~	80	75
6.225% due 12/25/2032 ~	72	71
6.768% due 11/25/2030 ~	2	3

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

7.500% due 04/25/2033 ~	100	32
Wells Fargo Mortgage Loan Trust 4.208% due 09/27/2036 ~	408	403
Wells Fargo Mortgage-Backed Securities Trust 6.928% due 12/25/2036 ~	33	32
WSTN Trust 6.518% due 07/05/2037 ~	4,800	4,873

Total Non-Agency Mortgage-Backed Securities (Cost $1,793,237)		1,730,311

ASSET-BACKED SECURITIES 57.1%
AUTOMOBILE ABS OTHER 0.5%
Ally Bank Auto Credit-Linked Notes Trust
5.117% due 09/15/2032	372	375
5.215% due 09/15/2032	372	373
AmeriCredit Automobile Receivables Trust 4.902% due 02/18/2028 •	1,939	1,940
Carmax Select Receivables Trust
4.984% due 05/15/2028 •	3,000	3,002
5.034% due 09/15/2027 •	3,054	3,057
Carvana Auto Receivables Trust
2.900% due 03/10/2028	577	563
4.550% due 01/10/2028	364	362
Exeter Automobile Receivables Trust 6.310% due 10/15/2027	404	404
M&T Bank Auto Receivables Trust 4.804% due 05/15/2028 •	17,850	17,873
Tesla Electric Vehicle Trust 4.822% due 12/21/2026 •	6,764	6,767
Westlake Automobile Receivables Trust 4.964% due 08/16/2027 •	1,744	1,745

		36,461

AUTOMOBILE SEQUENTIAL 14.3%
Ally Auto Receivables Trust 4.140% due 07/16/2029	3,500	3,498
Ally Bank Auto Credit-Linked Notes Trust 4.970% due 09/15/2032	893	900
American Credit Acceptance Receivables Trust 4.810% due 03/13/2028	259	259
American Heritage Auto Receivables Trust 4.830% due 03/15/2028	711	712
AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029	5,900	5,958
5.750% due 02/18/2028	2,119	2,124
ARI Fleet Lease Trust 4.380% due 01/17/2034	2,400	2,396
Avis Budget Rental Car Funding AESOP LLC
5.490% due 06/20/2029	2,800	2,879
5.810% due 12/20/2029	1,000	1,040
Bayview Opportunity Master Fund Trust 5.660% due 03/15/2028	1,300	1,305
BMW Vehicle Lease Trust 4.180% due 10/25/2027	5,300	5,301
BofA Auto Trust
4.520% due 11/22/2027	16,100	16,114
5.350% due 11/15/2028	1,500	1,515
5.570% due 12/15/2026	757	758
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	1,300	1,301
4.840% due 09/15/2027	1,133	1,134
4.840% due 01/18/2028	21,050	21,051
5.340% due 04/17/2028	12,800	12,837
5.540% due 02/16/2027	1,227	1,228
CarMax Auto Owner Trust
4.670% due 12/15/2027	2,142	2,144
4.750% due 10/15/2027	2,628	2,631
5.280% due 05/15/2028	4,015	4,040
Carmax Select Receivables Trust
4.760% due 05/15/2028	3,600	3,602
5.400% due 11/15/2028	6,200	6,270
5.780% due 09/15/2027	5,279	5,298
Carvana Auto Receivables Trust
0.800% due 01/10/2027	417	414
0.860% due 01/11/2027	97	97
4.260% due 10/10/2029	3,900	3,898
4.310% due 09/10/2030	2,300	2,301
4.500% due 06/12/2028	2,535	2,532
4.530% due 01/10/2029	4,600	4,601
4.550% due 05/10/2030	8,200	8,246
4.560% due 08/10/2028	9,000	9,019
4.610% due 11/10/2027	1,212	1,212
4.620% due 02/10/2028	1,753	1,754

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.640% due 01/10/2030	3,000	3,019
4.740% due 12/10/2030	1,800	1,822
4.740% due 04/10/2031	5,400	5,461
4.780% due 05/10/2028	664	664
4.840% due 12/10/2027	673	673
4.910% due 08/10/2029	1,100	1,109
5.080% due 03/11/2030	2,000	2,035
5.210% due 06/10/2030	2,600	2,665
5.330% due 07/10/2029	3,300	3,335
5.500% due 08/10/2027	470	470
5.620% due 01/10/2029	9,200	9,275
5.630% due 11/10/2027	897	898
5.710% due 07/10/2028	1,482	1,493
5.710% due 07/10/2029	1,300	1,337
5.740% due 11/13/2029	9,457	9,769
5.770% due 04/12/2027	718	718
5.820% due 08/10/2028	1,574	1,585
5.900% due 08/10/2027	849	850
6.160% due 10/10/2028	436	440
Chase Auto Owner Trust
4.180% due 08/27/2029	2,300	2,299
4.400% due 11/26/2027	1,266	1,265
5.220% due 07/25/2029	25,000	25,300
5.530% due 09/27/2027	10,938	10,967
5.680% due 01/25/2029	3,000	3,035
Citizens Auto Receivables Trust
5.830% due 02/15/2028	20,552	20,709
5.840% due 01/18/2028	1,765	1,776
Consumer Portfolio Services Auto Trust 4.740% due 02/15/2029	4,434	4,435
CPS Auto Receivables Trust
4.910% due 06/15/2028	1,445	1,446
5.880% due 02/15/2028	9,629	9,663
Drive Auto Receivables Trust
4.500% due 09/15/2028	3,000	2,999
4.870% due 08/15/2028	64,700	64,803
4.940% due 12/15/2027	4,401	4,405
Ent Auto Receivables Trust
6.220% due 08/16/2027	97	97
6.240% due 01/16/2029	2,000	2,017
6.260% due 11/15/2029	1,000	1,028
Enterprise Fleet Financing LLC
4.560% due 11/20/2028	2,700	2,716
4.650% due 10/20/2027	1,500	1,505
4.650% due 05/21/2029	145	145
4.690% due 07/20/2027	2,500	2,504
4.820% due 02/20/2029	1,500	1,523
4.980% due 08/21/2028	12,600	12,773
5.310% due 04/20/2027	11,635	11,683
Exeter Automobile Receivables Trust
4.450% due 03/15/2028	1,850	1,847
4.780% due 06/15/2027	2,200	2,200
4.790% due 04/15/2027	991	991
4.830% due 01/18/2028	20,400	20,415
5.280% due 08/15/2030	1,400	1,403
5.600% due 05/17/2027	1,287	1,288
5.650% due 12/15/2027	1,000	1,002
5.820% due 02/15/2027	238	238
FCCU Auto Receivables Trust
4.870% due 01/16/2029	9,100	9,122
5.460% due 04/15/2030	500	512
5.540% due 04/16/2029	1,200	1,216
5.760% due 11/15/2027	1,083	1,086
First Help Financial Issuer Trust
4.920% due 02/15/2031	3,800	3,814
4.940% due 11/15/2030	1,415	1,420
5.690% due 02/15/2030	1,528	1,544
5.890% due 06/15/2030	1,227	1,242
6.790% due 10/15/2029	1,096	1,112
First Investors Auto Owner Trust 6.440% due 10/16/2028	765	773
Flagship Credit Auto Trust 5.640% due 03/15/2028	2,020	2,025
Ford Credit Auto Owner Trust
4.070% due 07/15/2029	2,900	2,898
4.320% due 08/15/2027	8,854	8,848
4.610% due 08/15/2029	7,050	7,125
5.530% due 09/15/2028	7,626	7,704
GLS Auto Receivables Issuer Trust
4.750% due 03/15/2028	14,500	14,513
4.750% due 07/17/2028	1,000	1,003
4.760% due 10/15/2027	2,182	2,183
5.770% due 06/15/2027	875	877
GLS Auto Select Receivables Trust
4.430% due 12/17/2029	2,457	2,457
4.460% due 10/15/2030 (c)	700	700

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.580% due 06/17/2030	2,021	2,041
5.590% due 10/15/2029	6,536	6,617
6.370% due 06/15/2028	857	863
GM Financial Automobile Leasing Trust
4.210% due 10/20/2027	5,000	5,001
4.550% due 07/20/2027	13,800	13,839
GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	4,700	4,716
4.470% due 02/16/2028	1,208	1,207
4.530% due 10/18/2027	1,842	1,842
5.130% due 04/16/2029	20,000	20,213
GreenState Auto Receivables Trust 5.530% due 08/16/2027	1,156	1,156
Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029	12,200	12,227
4.620% due 08/16/2027	15,142	15,148
5.650% due 02/16/2027	932	933
Hertz Vehicle Financing LLC
5.570% due 09/25/2029	10,000	10,222
Hertz Vehicle Financing LP 1.680% due 12/27/2027	5,321	5,120
Honda Auto Receivables Owner Trust 4.330% due 05/15/2029	5,200	5,214
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	36,783	36,910
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	6,900	6,938
4.840% due 03/15/2029	52,300	52,857
LAD Auto Receivables Trust
4.520% due 03/15/2029	1,200	1,203
4.600% due 12/15/2027	3,600	3,600
4.640% due 11/15/2027	1,408	1,407
5.420% due 02/15/2028	540	541
5.460% due 07/16/2029	500	509
5.610% due 08/15/2028	1,200	1,209
5.700% due 03/15/2027	99	99
Lendbuzz Securitization Trust
4.759% due 07/15/2026	600	600
4.970% due 10/15/2029	1,616	1,618
5.100% due 10/15/2030	800	803
M&T Bank Auto Receivables Trust
4.630% due 05/15/2028	29,200	29,244
5.220% due 02/17/2032	3,600	3,645
5.590% due 02/17/2032	1,672	1,676
Mercedes-Benz Auto Lease Trust
4.570% due 12/15/2026	3,717	3,718
4.570% due 04/17/2028	67,100	67,422
Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	2,800	2,807
4.500% due 02/15/2028	63,500	63,681
Octane Receivables Trust 4.940% due 05/20/2030	856	859
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	7,800	7,876
Oscar U.S. Funding LLC
4.470% due 03/12/2029	600	600
4.630% due 12/10/2027	1,908	1,910
PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029	2,500	2,510
5.040% due 09/15/2027	2,100	2,103
Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027	3,500	3,502
4.470% due 12/21/2026	1,577	1,577
4.600% due 12/20/2027	29,300	29,370
Research-Driven Pagaya Motor Asset Trust
4.811% due 07/27/2026	3,700	3,700
7.130% due 01/26/2032	1,548	1,554
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032	350	353
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	700	701
4.710% due 06/15/2028	12,400	12,406
4.880% due 09/15/2027	3,640	3,642
5.630% due 01/16/2029	7,900	7,941
5.910% due 06/15/2027	705	705
SBNA Auto Lease Trust
4.680% due 04/20/2027	2,750	2,751
4.830% due 04/20/2028	3,000	3,020
5.560% due 11/22/2027	6,700	6,757
5.670% due 11/20/2026	914	916
6.520% due 04/20/2028	1,000	1,014
SBNA Auto Receivables Trust
5.210% due 04/16/2029	1,100	1,111
5.320% due 12/15/2028	3,535	3,546
SCCU Auto Receivables Trust
5.110% due 06/15/2029	2,800	2,817

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.160% due 05/15/2030	3,200	3,246
5.450% due 12/15/2027	2,813	2,820
5.700% due 10/16/2028	1,500	1,515
5.700% due 08/15/2029	700	719
5.850% due 05/17/2027	280	280
SFS Auto Receivables Securitization Trust
4.520% due 11/20/2028	23,950	23,991
4.550% due 06/20/2030	2,900	2,913
4.650% due 05/22/2028	5,096	5,099
4.710% due 05/22/2028	1,642	1,643
5.470% due 10/20/2028	2,773	2,792
Tesla Auto Lease Trust 4.790% due 01/20/2027	1,514	1,515
Tesla Electric Vehicle Trust
5.380% due 06/20/2028	25,000	25,218
5.380% due 02/20/2029	12,500	12,735
5.540% due 12/21/2026	3,517	3,523
Toyota Auto Receivables Owner Trust 4.400% due 06/15/2029	5,000	5,024
Tricolor Auto Securitization Trust 6.360% due 12/15/2027	134	134
USAA Auto Owner Trust 4.510% due 06/15/2028	7,500	7,518
Veros Auto Receivables Trust 6.280% due 11/15/2027	265	266
VStrong Auto Receivables Trust 5.790% due 08/16/2027	89	90
Westlake Automobile Receivables Trust
4.710% due 04/17/2028	2,500	2,510
4.820% due 09/15/2027	5,734	5,737
5.560% due 02/15/2028	1,400	1,409
5.750% due 08/16/2027	3,858	3,868
World Omni Auto Receivables Trust
5.270% due 09/17/2029	2,200	2,223
5.480% due 09/15/2027	174	174
5.610% due 02/15/2028	560	562
World Omni Select Auto Trust
4.980% due 02/15/2030	20,000	20,113
5.370% due 02/15/2028	9,906	9,929

		1,116,291

CMBS OTHER 1.5%
ACREC LLC
5.625% due 08/18/2042 •	6,400	6,379
6.542% due 02/19/2038 •	2,769	2,771
AREIT Trust 6.426% due 08/17/2041 •	3,036	3,047
BDS LLC 5.599% due 10/21/2042 •	2,650	2,641
BDS Ltd. 5.779% due 12/16/2036 •	5,413	5,420
BSPRT Issuer Ltd. 5.746% due 12/15/2038 •	7,837	7,856
BXMT Ltd. 6.328% due 11/15/2037 •	8,080	8,072
HERA Commercial Mortgage Ltd. 5.479% due 02/18/2038 •	803	804
LFT CRE Ltd. 5.596% due 06/15/2039 •	307	307
MF1 LLC
5.635% due 02/18/2040 •	9,100	9,088
6.055% due 03/19/2039 •	3,500	3,515
6.468% due 06/19/2037 •	15,570	15,581
MF1 Ltd.
5.509% due 10/16/2036 •	9,954	9,955
5.529% due 07/16/2036 •	5,739	5,743
5.668% due 02/19/2037 •	19,242	19,259
6.128% due 12/15/2035 •	5,156	5,165
PFP Ltd. 6.144% due 09/17/2039 •	3,966	3,980
Ready Capital Mortgage Financing LLC 6.693% due 10/25/2039 •	1,187	1,187
TPG Real Estate Finance Issuer Ltd.
5.628% due 03/15/2038 •	3,161	3,158
5.964% due 02/15/2039 •	5,744	5,757

		119,685

CREDIT CARD OTHER 0.7%
Golden Credit Card Trust
1.140% due 08/15/2028	26,900	25,972

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

1.970% due 01/15/2029	33,100	31,974

		57,946

HOME EQUITY OTHER 16.9%
Aames Mortgage Investment Trust 5.349% due 10/25/2035 •	1,900	1,790
ABFC Trust
4.714% due 11/25/2036 •	7,576	4,831
4.914% due 09/25/2036 •	3,840	3,795
5.114% due 04/25/2033 •	393	383
5.434% due 05/25/2037 •	12,189	8,917
5.454% due 03/25/2032 •	139	140
5.684% due 06/25/2037 •	7,401	5,277
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	480	375
Accredited Mortgage Loan Trust
4.694% due 09/25/2036 •	261	260
5.813% due 04/25/2035 •	862	897
ACE Securities Corp. Home Equity Loan Trust
4.794% due 10/25/2036 •	14,642	5,027
4.874% due 01/25/2037 •	22,556	4,909
4.874% due 05/25/2037 •	57,020	8,872
4.954% due 10/25/2036 •	2,088	717
5.334% due 09/25/2033 •	606	603
5.484% due 12/25/2033 •	441	453
5.484% due 07/25/2034 •	11	11
7.629% due 06/25/2034 •	675	568
AFC Home Equity Loan Trust 5.034% due 06/25/2028 •	56	55
American Home Mortgage Investment Trust 4.614% due 08/25/2035 •	3	3
Ameriquest Mortgage Securities Trust
4.594% due 10/25/2036 •	18,142	5,334
4.674% due 10/25/2036 •	3,010	885
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.500% due 06/25/2034 •	2,584	2,463
5.304% due 10/25/2035 •	8,889	8,775
5.349% due 01/25/2035 •	170	172
5.379% due 07/25/2035 •	235	234
5.484% due 11/25/2034 •	6,568	6,490
5.544% due 03/25/2035 •	3,652	3,625
6.489% due 11/25/2034 •	3,844	3,454
Amortizing Residential Collateral Trust 5.434% due 10/25/2034 •	1,401	1,405
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.904% due 01/25/2036 •	5,612	5,570
5.169% due 10/25/2035 •	109	108
5.199% due 10/25/2035 •	37,500	34,894
5.559% due 05/25/2034 •	1,231	1,030
Asset-Backed Securities Corp. Home Equity Loan Trust
3.921% due 01/25/2036 •	9,644	9,451
4.946% due 06/15/2031 •	111	110
5.139% due 11/25/2035 •	14,015	14,106
5.776% due 04/15/2033 •	11	11
Bayview Financial Acquisition Trust 2.158% due 12/28/2036 •	7,064	6,099
Bear Stearns Asset-Backed Securities Trust
2.744% due 09/25/2034 •	13	13
4.714% due 01/25/2037 •	725	706
4.754% due 08/25/2036 •	264	255
4.974% due 11/25/2035 •	700	699
5.084% due 01/25/2047 •	6,958	5,703
5.234% due 10/27/2032 •	2	2
5.259% due 10/25/2036 •	14,958	14,236
5.334% due 12/25/2033 •	207	214
5.358% due 06/25/2043 ~	466	426
5.434% due 10/25/2037 •	5,397	4,698
5.434% due 11/25/2042 •	39	39
5.529% due 01/25/2034 •	997	1,008
5.614% due 06/25/2043 •	207	205
5.620% due 01/25/2035 •	2,037	2,096
5.684% due 08/25/2037 •	1,380	1,368
5.699% due 03/25/2035 •	8,392	8,481
5.934% due 11/25/2042 •	24	24
6.159% due 08/25/2034 •	16	15
BNC Mortgage Loan Trust 4.644% due 07/25/2037 •	61,453	56,932
Centex Home Equity Loan Trust
4.746% due 06/25/2034 •	207	203
5.454% due 03/25/2035 •	1,413	1,378
5.469% due 09/25/2034 •	7	7
Chase Funding Trust
4.537% due 09/25/2032	1	1
5.014% due 11/25/2034 •	1	1
5.334% due 05/25/2033 •	599	603

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Citigroup Global Markets Mortgage Securities, Inc. 7.000% due 12/25/2027	341	73
Citigroup Mortgage Loan Trust
4.594% due 01/25/2037 •	525	384
4.714% due 01/25/2037 •	9,152	8,558
4.754% due 09/25/2036 •	9,029	8,105
Citigroup Mortgage Loan Trust, Inc.
4.954% due 03/25/2036 •	3,513	3,206
7.809% due 12/25/2033 •	1,976	1,984
Countrywide Asset-Backed Certificates
4.854% due 08/25/2034 •	5,885	5,791
5.334% due 06/25/2034 •	566	563
5.529% due 02/25/2036 •	4,032	3,392
Countrywide Asset-Backed Certificates Trust
4.267% due 01/25/2037 •	2,550	2,518
4.284% due 12/25/2034 •	346	316
4.341% due 12/25/2035 •	6,539	6,457
4.341% due 02/25/2036 •	6,250	5,642
4.634% due 10/25/2047 •	13,668	12,950
4.714% due 06/25/2035 •	14,656	13,338
4.724% due 10/25/2047 •	47,529	41,164
4.874% due 06/25/2047 •	14,952	13,940
4.934% due 04/25/2046 •	5,164	5,086
4.994% due 04/25/2034 •	379	358
5.019% due 06/25/2036 •	14,939	14,764
5.124% due 04/25/2036 •	4,235	4,151
5.125% due 12/25/2034 ~	455	453
5.154% due 05/25/2036 •	48,258	46,021
5.174% due 12/25/2034 •	11	11
5.174% due 08/25/2047 •	472	461
5.214% due 11/25/2034 •	2,289	2,206
5.214% due 05/25/2036 •	32,300	27,990
5.334% due 05/25/2032 •	106	104
5.404% due 08/25/2047 •	3,000	2,605
5.409% due 10/25/2034 •	155	154
5.434% due 09/25/2032 •	104	105
5.529% due 04/25/2036 •	5,500	5,354
5.574% due 08/25/2035 •	10,809	10,786
6.547% due 05/25/2036	293	241
Credit Suisse First Boston Mortgage Securities Corp. 4.562% due 01/25/2032 •	13	12
Credit-Based Asset Servicing & Securitization LLC
3.084% due 05/25/2036 •	4,036	2,727
3.646% due 12/25/2035 •	1,377	1,317
6.780% due 05/25/2035	168	155
Credit-Based Asset Servicing & Securitization Trust 3.390% due 04/25/2037 þ	1,367	1,339
Ellington Loan Acquisition Trust 5.934% due 05/25/2037 •	1,895	1,867
EMC Mortgage Loan Trust 5.934% due 08/25/2040 •	141	143
Encore Credit Receivables Trust
5.124% due 07/25/2035 •	249	244
5.364% due 11/25/2035 •	11,430	10,911
5.484% due 01/25/2036 •	12,708	10,768
EquiFirst Mortgage Loan Trust 9.534% due 10/25/2034 •	2,281	1,906
Equity One Mortgage Pass-Through Trust 3.009% due 07/25/2034 •	2	2
Finance of America HECM Buyout 4.000% due 10/01/2034 ~	4,368	4,341
First NLC Trust
4.574% due 08/25/2037 •	23,923	11,956
4.714% due 08/25/2037 •	1,307	653
Fremont Home Loan Trust
4.574% due 01/25/2037 •	7,396	3,830
4.704% due 10/25/2036 •	26,212	23,847
5.289% due 07/25/2034 •	3,107	2,902
5.409% due 06/25/2035 •	12,475	10,577
GSAA Home Equity Trust
5.074% due 10/25/2035 •	994	1,040
5.109% due 10/25/2035 •	3,600	3,528
5.139% due 10/25/2035 •	4,148	3,926
5.859% due 12/25/2034 •	3,413	3,019
6.114% due 06/25/2034 þ	4,009	4,014
GSAMP Trust
2.520% due 10/25/2036 •	5,044	24
4.574% due 12/25/2036 •	750	400
4.884% due 06/25/2036 •	13,061	11,097
5.079% due 11/25/2035 •	23	23
5.169% due 09/25/2035 •	5,133	5,077
Home Equity Asset Trust
5.034% due 11/25/2032 •	4	3
5.334% due 12/25/2035 •	4,895	4,869
5.349% due 03/25/2035 •	2,786	2,748
5.354% due 02/25/2033 •	1	1

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.634% due 07/25/2035 •	1,269	1,258
Home Equity Loan Trust 4.624% due 04/25/2037 •	2,290	2,206
Home Equity Mortgage Loan Asset-Backed Trust
3.688% due 06/25/2031 •	316	324
3.779% due 07/25/2034 •	188	181
4.594% due 07/25/2037 •	78	43
5.518% due 02/25/2030	205	104
HSI Asset Loan Obligation Trust 4.554% due 12/25/2036 •	9	3
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(e)	4,136	1,096
4.634% due 07/25/2036 •	2,055	888
5.019% due 01/25/2036 •	412	409
IXIS Real Estate Capital Trust
4.634% due 01/25/2037 •	15,097	5,116
4.754% due 08/25/2036 •	21,116	5,799
4.894% due 01/25/2037 •	41,107	13,932
JP Morgan Mortgage Acquisition Corp.
5.064% due 05/25/2035 •	21,779	20,683
5.409% due 12/25/2035 •	5,000	4,698
6.234% due 07/25/2035 •	10,000	9,118
JP Morgan Mortgage Acquisition Trust
4.594% due 08/25/2036 •	451	199
4.654% due 08/25/2036 •	537	403
4.734% due 03/25/2037 •	3,851	3,746
4.804% due 03/25/2037 •	20,645	17,919
Long Beach Mortgage Loan Trust
4.734% due 05/25/2036 •	12,650	6,660
4.734% due 09/25/2036 •	1,131	726
4.754% due 11/25/2036 •	12,837	3,854
4.794% due 05/25/2046 •	39,502	11,841
4.994% due 10/25/2034 •	636	628
5.054% due 08/25/2033 •	597	592
5.139% due 08/25/2045 •	15,859	13,588
5.289% due 07/25/2034 •	4,067	4,024
5.484% due 10/25/2034 •	3	3
5.484% due 06/25/2035 •	12,858	12,614
5.859% due 03/25/2032 •	5	7
MASTR Asset-Backed Securities Trust
4.330% due 08/25/2033 •	591	625
4.694% due 08/25/2036 •	13,075	6,459
5.134% due 09/25/2034 •	478	413
5.184% due 12/25/2034 •	255	257
5.259% due 10/25/2034 •	397	384
5.334% due 10/25/2035 •	1,950	1,791
5.534% due 08/25/2037 •	11,301	9,058
10.434% due 11/25/2032 •	3,497	3,346
MASTR Specialized Loan Trust 5.709% due 05/25/2037 •	229	37
Meritage Mortgage Loan Trust 5.229% due 11/25/2035 •	5,471	5,275
Merrill Lynch First Franklin Mortgage Loan Trust
4.694% due 06/25/2037 •	1,245	1,260
7.434% due 10/25/2037 •	90	87
Merrill Lynch Mortgage Investors Trust
4.554% due 10/25/2037 •	5,823	855
4.594% due 09/25/2037 •	124	24
4.614% due 06/25/2037 •	6,353	1,666
4.774% due 07/25/2037 •	26,956	10,451
4.934% due 05/25/2037 •	15,210	1,695
Morgan Stanley ABS Capital, Inc. Trust
4.494% due 05/25/2037 •	66	60
4.534% due 11/25/2036 •	7,124	3,385
4.564% due 01/25/2037 •	53,102	20,118
4.734% due 06/25/2036 •	432	374
4.774% due 03/25/2037 •	19,083	8,131
4.914% due 06/25/2036 •	5,419	4,726
4.929% due 03/25/2036 •	19,093	16,434
5.094% due 11/25/2035 •	5,993	5,839
5.114% due 08/25/2034 •	5,909	5,508
5.289% due 07/25/2034 •	6,230	6,497
5.319% due 11/25/2034 •	1,548	1,478
5.424% due 03/25/2035 •	2,387	2,330
5.469% due 03/25/2035 •	3,789	3,376
6.434% due 07/25/2037 •	356	289
Morgan Stanley Capital, Inc. Trust
4.974% due 02/25/2036 •	2,494	2,358
4.974% due 03/25/2036 •	5,151	4,298
4.989% due 01/25/2036 •	7,117	5,864
Morgan Stanley Dean Witter Capital, Inc. Trust
5.784% due 02/25/2033 •	22	23
6.909% due 01/25/2032 •	39	94
Morgan Stanley Mortgage Loan Trust
4.754% due 11/25/2036 •	547	40
4.954% due 10/25/2036 •	1,188	331

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Nationstar Home Equity Loan Trust
4.854% due 03/25/2037 •	5,632	5,433
4.989% due 09/25/2036 •	5,483	5,244
New Century Home Equity Loan Trust
3.464% due 06/20/2031 ~	1,067	993
4.794% due 05/25/2036 •	52	52
5.109% due 02/25/2036 •	5,738	5,573
5.214% due 03/25/2035 •	1,980	1,971
5.650% due 08/25/2034 ~	41	50
6.384% due 07/25/2035 •	23,642	19,747
Newcastle Mortgage Securities Trust 5.154% due 03/25/2036 •	7,700	7,621
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.929% due 03/25/2036 •	6,481	6,058
NovaStar Mortgage Funding Trust
4.634% due 03/25/2037 •	10	3
4.734% due 09/25/2037 •	10,354	9,174
5.169% due 01/25/2036 •	24,658	23,889
5.174% due 02/25/2034 •	5,139	5,139
5.534% due 02/25/2034 •	3	3
Option One Mortgage Asset Corp. Asset-Backed Certificates 5.334% due 08/25/2033 •	24	26
Option One Mortgage Loan Trust
4.974% due 01/25/2036 •	23,778	22,402
5.214% due 02/25/2035 •	363	346
5.229% due 05/25/2034 •	8	8
5.934% due 02/25/2035 •	2,932	2,034
Option One Mortgage Loan Trust Asset-Backed Certificates 4.932% due 08/20/2030 •	1	1
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.484% due 10/25/2034 •	3,164	3,129
Popular ABS Mortgage Pass-Through Trust
3.294% due 01/25/2036 þ	141	133
3.522% due 11/25/2035 •	3,880	3,466
RCKT Mortgage Trust
5.344% due 09/25/2044 þ	1,776	1,777
6.025% due 02/25/2044 ~	681	686
6.141% due 04/25/2044 ~	4,812	4,850
Renaissance Home Equity Loan Trust
5.434% due 08/25/2035 þ	10	10
5.534% due 09/25/2037 •	667	270
5.634% due 08/25/2032 •	394	376
5.674% due 03/25/2033 •	7	6
5.784% due 11/25/2034	3,681	3,267
Residential Asset Mortgage Products Trust 4.974% due 02/25/2036 •	10,809	10,498
Residential Asset Securities Corp. Trust
4.704% due 08/25/2036 •	3,309	3,271
4.724% due 06/25/2033 •	392	361
4.724% due 08/25/2036 •	18,508	16,562
5.079% due 01/25/2036 •	8,108	7,984
5.584% due 06/25/2035 •	3,291	3,258
6.084% due 07/25/2035 •	687	680
6.309% due 07/25/2035 •	3,000	2,806
6.354% due 07/25/2035 •	1,645	1,665
6.384% due 11/25/2034 •	2,653	2,644
SACO Trust
4.794% due 05/25/2036 •	58	93
4.954% due 06/25/2036 •	13	13
SACO, Inc. 5.184% due 07/25/2035 •	49	50
Saxon Asset Securities Trust
1.540% due 03/25/2035 •	1,665	1,465
1.788% due 11/25/2035 •	758	516
2.070% due 08/25/2035 •	3,202	3,422
4.674% due 05/25/2047 •	7,248	5,289
4.744% due 09/25/2037 •	594	572
6.184% due 12/25/2037 •	6,200	5,929
7.021% due 12/25/2032 •	2,971	2,707
Securitized Asset-Backed Receivables LLC Trust
4.714% due 09/25/2036 •	11,408	6,411
4.734% due 12/25/2036 •	17,787	8,678
4.794% due 05/25/2037 •	18,980	14,517
5.214% due 02/25/2034 •	1,164	1,201
SG Mortgage Securities Trust 4.694% due 07/25/2036 •	45,367	18,697
Soundview Home Loan Trust
4.514% due 06/25/2037 •	3,233	2,128
4.604% due 07/25/2037 •	23,124	20,428
4.604% due 08/25/2037 •	20,541	17,973
4.684% due 08/25/2037 •	3,000	2,747
4.809% due 07/25/2036 •	11,146	9,494
5.049% due 02/25/2036 •	11,220	10,370
5.139% due 11/25/2035 •	922	917
5.334% due 10/25/2037 •	57,875	44,415
5.409% due 03/25/2036 •	2,200	2,090

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.434% due 09/25/2037 •	7,318	5,315
5.734% due 11/25/2033 •	3	3
Structured Asset Investment Loan Trust
5.199% due 08/25/2035 •	507	496
5.709% due 12/25/2034 •	813	789
7.359% due 04/25/2033 •	3,731	3,879
Structured Asset Securities Corp. Mortgage Loan Trust
4.589% due 09/25/2036 •	5,977	3,666
4.594% due 01/25/2037 •	3,760	3,557
4.694% due 05/25/2047 •	21,126	18,687
4.717% due 12/25/2034 •	691	687
5.559% due 04/25/2035 •	270	279
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	2	2
Towd Point Mortgage Trust
5.348% due 07/25/2065 þ	2,300	2,300
6.125% due 02/25/2064 ~	682	688
6.290% due 05/25/2064 ~	4,469	4,514
Washington Mutual Asset-Backed Certificates Trust 4.129% due 10/25/2036 •	73	25
Wells Fargo Home Equity Asset-Backed Securities Trust 4.779% due 01/25/2037 •	4,140	4,120

		1,320,402

HOME EQUITY SEQUENTIAL 0.0%
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	82	81
JP Morgan Mortgage Acquisition Trust 4.714% due 03/25/2047 •	3,343	3,198
Wells Fargo Home Equity Asset-Backed Securities Trust 5.074% due 03/25/2037 •	230	216

		3,495

MANUFACTURING HOUSE ABS OTHER 0.0%
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	14	14

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	942	963
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	22,467	3,987

		4,950

WHOLE LOAN COLLATERAL 4.4%
Bear Stearns Asset-Backed Securities Trust
4.684% due 07/25/2036 •	8,853	6,850
4.934% due 05/25/2037 •	482	452
5.199% due 07/25/2036 ~	6	6
5.500% due 01/25/2034	17	15
5.500% due 06/25/2034	165	161
5.500% due 12/25/2035	46	30
5.750% due 10/25/2033	46	52
11.782% due 02/25/2037 •	2,379	2,134
Citigroup Mortgage Loan Trust, Inc.
4.839% due 06/25/2037 •	24,348	23,369
4.854% due 08/25/2036 •	6,338	6,262
4.899% due 08/25/2036 •	11,305	10,041
6.050% due 08/25/2035 þ	179	177
6.129% due 08/25/2035 þ	994	920
First Franklin Mortgage Loan Trust
4.554% due 11/25/2036 •	31,710	29,347
4.654% due 12/25/2037 •	32,571	30,873
4.684% due 06/25/2036 •	359	359
4.744% due 11/25/2036 •	25,256	21,457
4.754% due 06/25/2036 •	8,854	8,770
5.109% due 11/25/2035 •	820	812
5.184% due 12/25/2035 •	14,004	13,660
6.309% due 03/25/2034 •	1,765	1,691
6.309% due 07/25/2034 •	1,797	1,805
Lehman XS Trust
4.834% due 06/25/2046 •	4,806	4,406
4.854% due 04/25/2036 •	2,072	1,790
4.894% due 03/25/2036 •	6,634	6,716
4.914% due 03/25/2037 •	10,113	9,413
5.034% due 06/25/2037 •	20,012	18,011
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.409% due 07/25/2035 •	4,763	4,791
PRET LLC
4.744% due 07/25/2051 þ	4,748	4,725
4.843% due 09/25/2051 þ	21,944	21,878
5.000% due 06/25/2052 þ	240	240

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.487% due 10/25/2051 ~	910	910
5.744% due 06/25/2055 þ(c)	1,000	1,003
5.851% due 12/25/2054 þ	3,530	3,537
5.925% due 10/25/2054 þ	4,957	4,948
5.926% due 10/25/2054 þ	2,231	2,229
5.963% due 09/25/2054 þ	2,067	2,071
6.244% due 05/25/2055 þ	5,754	5,781
6.721% due 07/25/2051 þ	14,104	14,123
7.125% due 04/25/2054 þ	938	945
RAAC Trust
6.534% due 05/25/2044 •	500	498
8.184% due 12/25/2035 •	1,447	1,514
Residential Asset Mortgage Products Trust
5.034% due 05/25/2036 •	18,599	15,759
5.214% due 09/25/2035 •	2,450	2,369
Securitized Asset-Backed Receivables LLC Trust
4.534% due 10/25/2036 •	4,258	1,414
4.934% due 03/25/2036 •	3,273	2,046
Specialty Underwriting & Residential Finance Trust
4.664% due 04/25/2037 •	8,090	5,897
4.714% due 06/25/2037 •	23,296	21,516
4.734% due 06/25/2037 •	17,439	10,266
5.334% due 06/25/2036 •	8,629	8,315
VCAT LLC
5.877% due 01/25/2055 þ	2,033	2,038
5.977% due 01/25/2055 þ	3,694	3,704

		342,096

OTHER ABS 18.7%
37 Capital CLO Ltd.
5.346% due 04/15/2035 •	5,000	4,984
5.536% due 10/15/2034 •	2,900	2,903
5.546% due 07/15/2034 •	1,600	1,602
522 Funding CLO Ltd. 5.479% due 10/23/2034 •	2,600	2,601
ACHV ABS Trust
4.760% due 04/26/2032	393	393
5.010% due 12/26/2031	277	278
5.040% due 04/26/2032	606	605
5.900% due 04/25/2031	120	121
Affirm Asset Securitization Trust 5.220% due 12/17/2029	1,616	1,617
Affirm Master Trust
4.670% due 07/15/2033	7,400	7,432
4.990% due 02/15/2033	8,100	8,167
AGL CLO Ltd. 5.399% due 12/02/2034 •	6,750	6,753
AIMCO CLO 5.530% due 10/17/2034 •	4,300	4,307
Allegro CLO Ltd. 5.519% due 01/19/2033 •	1,000	1,001
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •	2,400	2,401
AMSR Trust
1.632% due 07/17/2037	19,598	19,557
2.033% due 07/17/2037	11,000	10,976
Anchorage Capital CLO Ltd.
5.319% due 10/20/2034 •	6,500	6,502
5.369% due 01/20/2035 •	1,000	998
5.712% due 04/22/2034 •	2,700	2,706
5.969% due 04/20/2037 •	11,800	11,826
Anchorage Credit Funding Ltd.
2.871% due 01/28/2039	1,725	1,636
2.875% due 07/27/2039	1,000	940
3.000% due 01/21/2040	1,000	932
3.177% due 10/25/2038	2,000	1,918
3.400% due 04/25/2038	9,300	9,061
3.619% due 04/25/2038	2,000	1,968
3.793% due 10/25/2037	1,456	1,428
3.900% due 07/28/2037	5,590	5,488
3.928% due 04/25/2038	2,800	2,750
4.169% due 04/25/2038	1,000	963
4.300% due 07/25/2036	3,015	2,989
4.430% due 07/25/2037	1,817	1,799
4.620% due 04/25/2037	805	799
Apex Credit CLO Ltd. 6.069% due 04/20/2036 •	6,400	6,419
Apidos CLO
5.520% due 04/17/2034 •	7,400	7,397
5.591% due 04/20/2031 •	567	568
Ares CLO Ltd.
5.433% due 10/28/2034 •	6,700	6,708
5.600% due 04/17/2033 •	15,300	15,349
Atlantic Avenue Ltd. 5.529% due 01/20/2035 •	7,400	7,398

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Atlas Senior Loan Fund Ltd.
5.379% due 01/18/2035 •	6,800	6,795
5.499% due 10/23/2032 •	6,345	6,354
Bain Capital Credit CLO Ltd.
0.000% due 04/22/2035 •(c)	9,200	9,200
5.269% due 04/23/2035 •	9,750	9,721
5.299% due 10/21/2034 •	4,100	4,080
5.335% due 07/24/2034 •	4,000	3,983
5.359% due 10/21/2034 •	3,700	3,704
5.422% due 10/23/2034 •	1,000	998
5.469% due 10/20/2034 •	6,800	6,817
5.489% due 10/23/2034 •	2,600	2,602
5.509% due 07/19/2034 •	4,300	4,310
5.719% due 10/20/2034 •	1,000	1,001
5.919% due 10/20/2034 •	1,000	1,004
Bankers Healthcare Group Securitization Trust
1.420% due 11/17/2033	667	656
4.820% due 04/17/2036	1,522	1,533
Barings CLO Ltd. 5.681% due 01/18/2035 •	3,700	3,708
Benefit Street Partners CLO Ltd.
5.619% due 04/20/2034 •	8,500	8,513
5.631% due 01/20/2031 •	226	226
Betony CLO Ltd. 5.621% due 04/30/2031 •	1,170	1,172
BlueMountain CLO Ltd.
5.472% due 10/25/2030 •	4,266	4,269
5.526% due 11/15/2030 •	478	478
Canyon Capital CLO Ltd. 5.266% due 10/15/2034 •	2,800	2,803
Canyon CLO Ltd. 5.336% due 07/15/2034 •	1,000	1,001
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •	30,000	30,114
Carlyle CLO Ltd. 5.571% due 04/30/2031 •	1,617	1,619
Carlyle Global Market Strategies CLO Ltd.
5.359% due 07/20/2034 •	8,300	8,310
5.489% due 07/20/2032 •	644	645
5.511% due 04/17/2031 •	254	254
5.594% due 07/27/2031 •	1,054	1,056
5.638% due 05/15/2031 •	1,723	1,724
5.658% due 07/15/2031 •	4,396	4,406
Carval CLO Ltd.
5.259% due 07/20/2032 •	6,116	6,120
5.491% due 07/16/2031 •	4,016	4,022
Cathedral Lake Ltd. 5.751% due 01/20/2035 •	3,300	3,303
CBAM Ltd. 5.631% due 07/20/2031 •	8,331	8,340
Cedar Funding CLO Ltd. 5.641% due 07/17/2031 •	2,836	2,839
CIFC Funding Ltd.
5.487% due 10/24/2030 •	893	893
5.531% due 10/18/2030 •	2,516	2,518
5.658% due 07/15/2036 •	7,000	7,015
College Avenue Student Loans LLC
1.600% due 07/25/2051	6,497	5,923
3.280% due 12/28/2048	6,704	6,424
4.130% due 12/26/2047	3,421	3,352
5.539% due 07/25/2051 •	3,876	3,854
5.634% due 12/26/2047 •	2,507	2,502
6.205% due 05/25/2055 •	1,023	1,036
CoreVest American Finance Trust 1.358% due 08/15/2053	3,305	3,245
CQS U.S. CLO Ltd. 5.469% due 01/20/2035 •	3,700	3,701
Crossroads Asset Trust 4.910% due 02/20/2032	600	602
Crown Point CLO Ltd. 5.499% due 10/20/2031 •	1,260	1,261
Dell Equipment Finance Trust 4.690% due 08/22/2030	6,200	6,206
Dewolf Park CLO Ltd. 5.438% due 10/15/2030 •	380	381
Diameter Capital CLO Ltd.
5.866% due 04/15/2037 •	11,700	11,737
6.086% due 01/15/2037 •	50,000	50,229
Diameter Credit Funding Ltd.
3.940% due 01/25/2038	1,000	984
4.600% due 07/25/2037	899	892
Dryden CLO Ltd. 5.362% due 08/20/2034 •	9,100	9,078
Dryden Senior Loan Fund
5.339% due 04/20/2034 •	1,000	1,000
5.419% due 10/19/2029 •	3,849	3,851

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

ECMC Group Student Loan Trust 5.570% due 11/25/2069 •	4,753	4,775
Elevation CLO Ltd.
5.412% due 07/25/2034 •	6,100	6,107
5.582% due 01/25/2035 •	6,600	6,603
5.882% due 01/25/2035 •	1,000	1,002
6.132% due 01/25/2035 •	1,000	998
FirstKey Homes Trust 1.339% due 08/17/2037	2,922	2,901
Flatiron CLO Ltd. 5.505% due 11/16/2034 •	2,655	2,660
Fortress Credit BSL Ltd. 5.369% due 07/23/2032 •	1,664	1,665
Foundation Finance Trust 4.670% due 04/15/2052 (c)	1,300	1,300
Gallatin CLO Ltd. 5.608% due 07/15/2031 •	8,436	8,457
Generate CLO Ltd. 6.099% due 10/20/2036 •	50,000	50,754
GoldenTree Loan Management U.S. CLO Ltd. 5.419% due 10/20/2034 •	1,000	1,001
Golub Capital Partners Static Ltd. 5.499% due 04/20/2033 •	3,609	3,609
GoodLeap Home Improvement Solutions Trust 5.320% due 06/20/2049 «	4,900	4,943
GreatAmerica Leasing Receivables Funding LLC 5.280% due 03/15/2027	12,867	12,923
GreenSky Home Improvement Issuer Trust
5.120% due 03/25/2060	3,355	3,362
5.150% due 10/27/2059	839	849
5.220% due 03/25/2060	1,691	1,708
5.320% due 03/25/2060	2,400	2,446
GreenSky Home Improvement Trust
5.550% due 06/25/2059	500	512
5.880% due 06/25/2059	827	831
Greywolf CLO Ltd.
5.502% due 04/22/2033 •	6,400	6,415
5.574% due 04/26/2031 •	2,019	2,021
6.122% due 04/22/2033 •	2,700	2,707
Guggenheim CLO Ltd. 5.406% due 01/15/2035 •	3,650	3,644
Home Partners of America Trust 2.200% due 01/17/2041	5,097	4,707
ICG U.S. CLO Ltd.
5.251% due 01/16/2033 •	3,123	3,123
5.419% due 10/20/2034 •	6,700	6,705
Jamestown CLO Ltd.
5.402% due 07/25/2034 •	6,500	6,481
5.552% due 07/25/2035 •	6,700	6,710
KKR CLO Ltd.
5.471% due 07/18/2030 •	140	140
5.518% due 04/15/2031 •	342	342
5.701% due 02/09/2035 •	6,000	6,004
LCM Loan Income Fund Ltd. 5.561% due 04/20/2031 •	4,478	4,483
LCM Ltd.
5.336% due 10/15/2034 •	4,400	4,389
5.549% due 07/20/2034 •	40,900	40,930
5.601% due 01/20/2031 •	405	406
5.611% due 04/20/2031 •	698	700
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	281	277
Lendmark Funding Trust
4.470% due 02/21/2034	1,600	1,596
5.530% due 06/21/2032	800	814
M&T Equipment Notes 4.700% due 12/16/2027	7,700	7,736
Madison Park Funding Ltd.
5.256% due 10/15/2034 •	9,200	9,211
5.319% due 10/19/2034 •	6,250	6,242
5.471% due 10/21/2030 •	1,859	1,861
5.514% due 07/27/2031 •	1,316	1,318
5.521% due 04/20/2032 •	2,152	2,156
5.522% due 10/22/2034 •	1,000	1,001
5.598% due 10/15/2032 •	11,770	11,776
Magnetite Ltd.
5.406% due 10/15/2031 •	1,552	1,553
5.743% due 01/25/2032 •	639	640
Marathon CLO Ltd. 5.456% due 04/15/2032 •	3,771	3,777
Marble Point CLO Ltd. 5.469% due 01/20/2032 •	816	816
Marlette Funding Trust 7.130% due 12/15/2033	1,362	1,378
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •	86	86

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

MidOcean Credit CLO 5.499% due 04/20/2033 •	11,420	11,433
Mountain View CLO Ltd.
5.415% due 10/15/2034 •	6,300	6,294
5.638% due 07/15/2031 •	320	320
5.716% due 04/15/2034 •	3,400	3,405
Navesink CLO Ltd. 5.526% due 04/15/2036 •	2,000	2,001
Navient Private Education Loan Trust
3.910% due 12/15/2045	538	536
5.876% due 07/16/2040 •	1,322	1,329
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	876	824
1.330% due 04/15/2069	1,120	1,029
1.690% due 05/15/2069	731	680
2.600% due 08/15/2068	1,213	1,169
5.426% due 04/15/2069 •	1,260	1,254
Navient Refinance Loan Trust
5.020% due 07/15/2055	2,900	2,923
5.150% due 02/16/2055	1,715	1,736
Navient Student Loan Trust
5.406% due 12/15/2059 •	2,223	2,220
6.004% due 03/15/2072 •	5,376	5,425
7.230% due 03/15/2072	4,300	4,647
Nelnet Student Loan Trust
5.220% due 09/25/2065 •	5,421	5,415
5.320% due 06/27/2067 •	13,378	13,378
6.502% due 02/20/2041 •	3,133	3,203
6.640% due 02/20/2041	2,913	3,017
Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •	6,400	6,388
5.330% due 07/17/2036 •	5,300	5,296
Newark BSL CLO Ltd. 5.513% due 07/25/2030 •	442	442
Northwoods Capital Ltd.
5.508% due 06/15/2031 •	2,677	2,674
5.558% due 11/13/2031 •	641	640
Ocean Trails CLO
5.299% due 07/20/2034 •	7,300	7,301
5.546% due 07/15/2034 •	7,500	7,509
5.556% due 10/15/2034 •	1,000	1,001
OCP CLO Ltd. 5.624% due 04/26/2031 •	690	690
Octagon Investment Partners Ltd.
5.309% due 01/20/2035 •	8,900	8,851
5.419% due 10/20/2030 •	2,329	2,331
5.488% due 04/15/2031 •	1,524	1,526
OFSI BSL Ltd. 5.539% due 04/20/2034 •	5,200	5,206
OneMain Financial Issuance Trust
1.750% due 09/14/2035	1,791	1,747
5.804% due 09/15/2036 •	6,000	6,107
Oportun Funding Trust 4.960% due 08/16/2032	1,740	1,737
Oportun Issuance Trust 5.010% due 02/08/2033	1,600	1,600
OZLM Ltd.
5.419% due 07/20/2030 •	173	173
5.469% due 10/20/2031 •	2,272	2,275
5.538% due 04/15/2031 •	1,052	1,053
Pagaya AI Debt Grantor Trust
4.670% due 03/16/2026	4,507	4,507
4.708% due 02/17/2026	1,829	1,829
4.961% due 10/15/2032	500	499
5.065% due 03/15/2032	947	947
5.156% due 07/15/2032	900	903
5.183% due 06/15/2032	1,285	1,290
5.331% due 01/15/2032	850	853
6.278% due 10/15/2031	518	523
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031	502	505
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031	7,078	7,137
Pagaya AI Debt Trust
5.373% due 01/17/2033	1,200	1,203
6.258% due 10/15/2031	1,360	1,370
6.319% due 08/15/2031	583	588
8.050% due 03/15/2030 ~	5	5
9.524% due 12/16/2030 ~	1,384	1,394
Pagaya Point of Sale Holdings Grantor Trust 5.715% due 01/20/2034	1,800	1,812
Palmer Square CLO Ltd. 5.592% due 04/20/2035 •	15,600	15,627
Palmer Square Loan Funding Ltd. 5.318% due 10/15/2029 •	288	289

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Parallel Ltd. 5.366% due 07/15/2034 •	5,700	5,691
Pikes Peak CLO
5.466% due 07/15/2034 •	6,100	6,105
5.489% due 10/11/2034 •	6,000	6,006
Rad CLO Ltd.
5.512% due 04/25/2032 •	2,002	2,004
5.657% due 07/24/2032 •	8,972	8,985
Reach ABS Trust
4.960% due 08/16/2032	1,650	1,650
5.880% due 07/15/2031	601	603
Regatta Funding Ltd.
5.456% due 01/15/2033 •	6,912	6,914
5.592% due 04/20/2035 •	2,100	2,104
Regional Management Issuance Trust
5.110% due 12/15/2033	1,800	1,811
5.830% due 07/15/2036	900	921
Romark Credit Funding Ltd.
2.625% due 10/25/2039	1,000	940
3.572% due 04/28/2038	3,700	3,620
5.539% due 09/15/2042	2,500	2,505
Romark WM-R Ltd. 5.561% due 04/20/2031 •	5,610	5,616
Sandstone Peak Ltd. 5.536% due 10/15/2034 •	6,300	6,304
Sculptor CLO Ltd. 5.329% due 07/20/2034 •	5,200	5,201
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	5,600	5,443
Silver Rock CLO Ltd. 5.309% due 01/20/2035 •	5,000	4,991
SLC Student Loan Trust 5.505% due 06/15/2040 •	1,635	1,619
SLM Private Credit Student Loan Trust 4.910% due 06/15/2039 •	877	855
SLM Student Loan Trust
5.525% due 07/25/2049	4,385	4,311
5.805% due 12/15/2033 •	10,069	9,886
6.325% due 01/27/2026	2,271	2,280
SMB Private Education Loan Trust
1.600% due 09/15/2054	11,004	10,359
2.880% due 09/15/2034	59	59
3.940% due 02/16/2055	10,870	10,589
5.060% due 03/16/2054	3,285	3,324
5.090% due 10/16/2056	1,783	1,802
5.284% due 09/15/2054 •	4,660	4,647
5.380% due 01/15/2053	322	327
5.380% due 07/15/2053	35,543	36,296
5.403% due 06/17/2052 •	781	776
5.403% due 07/15/2053 •	17,772	17,799
5.500% due 06/17/2052	3,297	3,379
5.754% due 02/16/2055 •	13,108	13,214
6.154% due 05/16/2050 •	672	678
SoFi Consumer Loan Program Trust
4.800% due 02/27/2034	1,607	1,610
4.820% due 06/25/2034	15,900	15,930
SoFi Professional Loan Program LLC 2.370% due 11/16/2048	9,767	9,384
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	759	711
Sound Point CLO 5.688% due 07/15/2034 •	7,000	7,009
Sound Point CLO Ltd.
5.518% due 04/15/2031 •	4,233	4,238
5.562% due 01/25/2032 •	4,011	4,013
5.644% due 07/26/2031 •	2,789	2,791
5.651% due 01/21/2031 •	1,473	1,474
5.681% due 04/18/2031 •	4,942	4,949
5.723% due 10/25/2034 •	3,500	3,505
Steele Creek CLO Ltd.
5.528% due 04/15/2031 •	6,020	6,028
5.768% due 10/15/2030 •	846	846
Symphony CLO Ltd.
5.449% due 04/18/2033 •	2,400	2,402
6.072% due 01/20/2037 •	1,700	1,706
T-Mobile U.S. Trust 4.250% due 05/21/2029	2,700	2,705
TCI-Symphony CLO Ltd. 5.523% due 10/13/2032 •	29,881	29,904
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •	7,200	7,210
Tesla Sustainable Energy Trust 5.290% due 06/20/2050	600	604
THL Credit Wind River CLO Ltd. 5.658% due 01/15/2031 •	17	17

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

TIAA CLO Ltd.
5.409% due 01/20/2032 •	18,053	18,071
5.672% due 01/16/2031 •	135	135
Tralee CLO Ltd.
5.349% due 10/20/2034 •	4,700	4,706
5.502% due 10/25/2032 •	727	728
Tricon American Homes
1.499% due 07/17/2038	26,294	25,507
2.049% due 07/17/2038	5,280	5,118
2.249% due 07/17/2038	3,300	3,202
Trinitas CLO Ltd.
5.309% due 07/20/2035 •	4,100	4,080
5.342% due 01/25/2035 •	5,300	5,280
5.379% due 10/20/2033 •	6,900	6,904
5.612% due 01/25/2034 •	5,100	5,106
5.622% due 01/25/2034 •	9,400	9,406
5.631% due 07/20/2031 •	488	489
5.652% due 04/25/2033 •	8,300	8,311
Trysail CLO Ltd. 5.511% due 10/20/2033 •	1,000	1,000
TSTAT Ltd. 5.419% due 07/20/2037 •	9,465	9,473
Upstart Pass-Through Trust
3.800% due 04/20/2030	346	344
7.900% due 10/20/2028	5,402	5,485
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	235	234
Venture CLO Ltd.
5.409% due 10/20/2034 •	800	799
5.578% due 09/07/2030 •	2,615	2,617
5.578% due 07/15/2031 •	840	841
5.581% due 07/20/2030 •	2,311	2,307
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •	77,533	77,430
Voya CLO Ltd.
5.329% due 04/20/2034 •	12,400	12,354
5.469% due 07/20/2032 •	1,897	1,899
5.621% due 10/17/2032 •	28,266	28,294
Voya Ltd. 5.518% due 10/15/2030 •	1,854	1,855
Wind River CLO Ltd.
5.316% due 10/15/2034 •	4,824	4,810
5.581% due 07/18/2031 •	36	36

		1,461,692

Total Asset-Backed Securities (Cost $4,565,758)		4,463,032

	SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (g)	1,419,511	1,420

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.1%
ARI Fleet Lease Trust 4.511% due 02/17/2026	$2,366	2,366
Pagaya AI Debt Trust 4.858% due 06/15/2026	2,600	2,601

		4,967

U.S. TREASURY BILLS 0.2%
4.323% due 07/31/2025 - 09/16/2025 (d)(e)(i)(k)	14,743	14,647

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $21,035)		21,034

Total Investments in Securities (Cost $11,152,791)		11,012,883

	SHARES
INVESTMENTS IN AFFILIATES 13.6%
SHORT-TERM INSTRUMENTS 13.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.6%
PIMCO Short-Term Floating NAV Portfolio III	109,479,883	1,066,006

Total Short-Term Instruments (Cost $1,065,826)		1,066,006

Total Investments in Affiliates (Cost $1,065,826)		1,066,006

Total Investments 154.6% (Cost $12,218,617)		$12,078,889
Financial Derivative Instruments (h)(j) (0.0)%(Cost or Premiums, net $51,505)		(5,331)
Other Assets and Liabilities, net (54.6)%		(4,262,434)

Net Assets 100.0%		$7,811,124

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	4.000%	07/01/2055	$15,900	$(14,769)	$(14,786)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2055	25,200	(24,007)	(24,096)
Uniform Mortgage-Backed Security, TBA	5.500	07/01/2055	200	(200)	(200)

Total Short Sales (0.5)%	$(38,976)	$(39,082)

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	809	$168,291	$610	$44	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	104	$(25,046)	$394	$0	$(5)
3-Month SOFR Active Contract June Futures	09/2025	99	(23,677)	536	2	0
3-Month SOFR Active Contract March Futures	06/2026	99	(23,909)	302	0	(7)
3-Month SOFR Active Contract September Futures	12/2025	81	(19,438)	375	0	(1)
U.S. Treasury 5-Year Note September Futures	09/2025	7,601	(828,509)	(7,190)	0	(1,010)
U.S. Treasury 10-Year Note September Futures	09/2025	11,594	(1,299,977)	(14,779)	0	(3,623)
U.S. Treasury Long-Term Bond September Futures	09/2025	748	(86,371)	(3,042)	0	(748)

$(23,404)	$2	$(5,394)

Total Futures Contracts	$(22,794)	$46	$(5,394)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$1,085,170	$(17,257)	$8,426	$(8,831)	$1,795	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,800	7	306	313	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	10,100	(11)	346	335	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	(1,205)	(2,506)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	5,030	2,045	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	267	270	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	138	98	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	953	3,327	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(580)	(601)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(190)	(197)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(386)	(404)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(194)	(199)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(354)	(374)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(271)	(283)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(365)	(389)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(379)	(413)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(256)	(284)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(254)	(282)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	109	610	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(362)	(433)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	78	595	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(218)	(268)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(412)	(473)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(264)	(323)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(95)	(125)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(611)	(876)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	4,800	0	(28)	(28)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	9,500	0	(61)	(61)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	3,400	0	(37)	(37)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(3,285)	(5,689)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	1,100	(4)	(7)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	118	115	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(657)	(667)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(3,123)	(2,540)	30	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	2,019	1,705	218	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	590	588	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(217)	(222)	2	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(344)	(354)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	68,400	(163)	(4,678)	(4,841)	67	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.567	Annual	11/30/2029	497,600	0	4,177	4,177	733	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	1,068	1,046	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	825	1,075	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	117,740	215	(1,482)	(1,267)	0	(172)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	38,000	(327)	3,478	3,151	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	2,383	2,020	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	994	981	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	78,600	3,058	(1,343)	1,715	0	(119)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,752	26,312	36,064	0	(452)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	1,401	3,544	0	(298)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	16,900	0	18	18	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	39,300	0	39	39	0	(72)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	33,800	0	27	27	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	33,500	0	(15)	(15)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	60,500	0	(57)	(57)	0	(111)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	42,300	0	(72)	(72)	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	76,200	0	(154)	(154)	0	(140)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	76,100	0	(160)	(160)	0	(140)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	33,700	0	(78)	(78)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	33,600	0	(109)	(109)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	22,300	0	(123)	(123)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	17,800	0	(111)	(111)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	28,300	0	(192)	(192)	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	47,100	0	(325)	(325)	0	(87)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	35,700	0	(250)	(250)	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	22,300	0	(194)	(194)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	22,300	0	(194)	(194)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	22,300	0	(200)	(200)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	14,800	0	(137)	(137)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	22,300	0	(211)	(211)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	22,300	0	(215)	(215)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	22,300	0	(228)	(228)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,214	1,243	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	204,570	1,606	(1,163)	443	0	(385)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	17,670	(812)	100	(712)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(3,985)	(7,220)	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	467,700	6,337	(13,224)	(6,887)	0	(996)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,351	1,307	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(808)	(822)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(799)	(809)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(520)	(529)	8	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(518)	(526)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	33,720	47	(417)	(370)	0	(80)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(475)	(485)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(618)	(632)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(440)	(451)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(744)	(768)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	189	199	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	310	322	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(622)	(642)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(677)	(700)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(225)	(235)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	88,270	3,344	(1,673)	1,671	0	(213)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(2,403)	(2,518)	52	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,174)	(1,235)	27	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2032	329,800	0	3,986	3,986	845	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.674	Annual	05/31/2032	333,400	0	3,578	3,578	865	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.678	Annual	05/31/2032	270,200	0	2,964	2,964	702	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.680	Annual	05/31/2032	333,700	0	3,682	3,682	866	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.705	Annual	05/31/2032	298,700	0	3,753	3,753	776	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(4,801)	(10,084)	161	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(3,158)	(5,661)	119	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	11,890	153	54	207	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(65)	(80)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(65)	(80)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(315)	(389)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(21)	(31)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(25)	(36)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(7)	(10)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(47)	(56)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(36)	(54)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(54)	(63)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	431	572	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,500	(969)	683	(286)	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	30,600	849	(439)	410	0	(102)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	50,910	(1,373)	1,809	436	182	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	14,440	(97)	44	(53)	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	943,940	47,260	(12,628)	34,632	0	(3,625)
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(10,178)	(10,347)	110	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	19,433	31,952	0	(315)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	8,652	8,479	0	(122)
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)	26,062	25,536	0	(368)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(391)	(399)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(381)	(390)	5	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937		42,974	63,911	0	(970)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)		(182)	(194)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229		4,783	9,012	0	(299)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438		7,992	13,430	0	(796)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	166,700	(22,712)		3,238	(19,474)	1,256	0

Total Swap Agreements						$57,929	$108,423		$166,352	$9,273	$(11,124)

(i)									Securities with an aggregate market value of $79,471 and cash of $7,424 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)									This instrument has a forward starting effective date.
(j)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description				Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055				$92.469	07/07/2025		$4,900	$(26)		$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055				96.469	07/07/2025		4,900	(23)		(2)

Total Written Options									$(49)		$(2)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Reference Obligation			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033			6.250%	Monthly	07/25/2033	$51	$0	$0	$0	$0
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034			1.950	Monthly	11/25/2034	1	0	0	0	0

								$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046	$7,952	$(2,275)	$1,651	$0	$(624)
DUB	ABX.HE.AA.6-2 Index «			0.170	Monthly	05/25/2046	105	(42)	24	0	(18)
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	36	(1)	1	0	0
GST	CMBX.NA.AAA.11 Index			0.500	Monthly	11/18/2054	30,000	231	(50)	181	0
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	160,600	(84)	665	581	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	30	(1)	1	0	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	58,326	(3,595)	3,639	44	0
JPS	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	3,900	(73)	90	17	0
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	33	(1)	1	0	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	1,298	(60)	60	0	0
MYC	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	13,500	(38)	110	72	0
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	11,900	(5)	48	43	0
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	7	0	0	0	0
SAL	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	61,500	(588)	852	264	0
	CMBX.NA.AAA.11 Index			0.500	Monthly	11/18/2054	55,100	197	135	332	0
	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	135,000	(340)	1,055	715	0
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	75,000	300	(29)	271	0
UAG	ABX.HE.AA.7-1 Index «			0.150	Monthly	08/25/2037	105	0	(8)	0	(8)

								$(6,375)	$8,245	$2,520	$(650)

Total Swap Agreements								$(6,375)	$8,245	$2,520	$(650)

(k)

Securities with an aggregate market value of $779 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)									Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,106	$0	$17,106
Industrials	0	1,255	0	1,255
U.S. Government Agencies	0	4,693,158	0	4,693,158
U.S. Treasury Obligations	0	86,987	0	86,987
Non-Agency Mortgage-Backed Securities	0	1,721,730	8,581	1,730,311
Asset-Backed Securities
Automobile ABS Other	0	36,461	0	36,461
Automobile Sequential	0	1,116,291	0	1,116,291
CMBS Other	0	119,685	0	119,685
Credit Card Other	0	57,946	0	57,946
Home Equity Other	2,300	1,318,102	0	1,320,402
Home Equity Sequential	0	3,495	0	3,495
Manufacturing House ABS Other	0	14	0	14
Manufacturing House Sequential	0	4,950	0	4,950
Whole Loan Collateral	0	342,096	0	342,096
Other ABS	0	1,456,749	4,943	1,461,692
Short-Term Instruments
Mutual Funds	0	1,420	0	1,420
Short-Term Notes	0	4,967	0	4,967
U.S. Treasury Bills	0	14,647	0	14,647

	$2,300	$10,997,059	$13,524	$11,012,883
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,066,006	$0	$0	$1,066,006

Total Investments	$1,068,306	$10,997,059	$13,524	$12,078,889

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(39,082)	$0	$(39,082)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	9,319	0	9,319
Over the counter	0	2,520	0	2,520

	$0	$11,839	$0	$11,839
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(16,518)	0	(16,518)
Over the counter	0	(2)	(650)	(652)

	$0	$(16,520)	$(650)	$(17,170)

Total Financial Derivative Instruments	$0	$(4,681)	$(650)	$(5,331)

Totals	$1,068,306	$10,953,296	$12,874	$12,034,476

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 165.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Bank of Industry Ltd. 3.695% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,100	$3,627
Republic of Panama 4.804% (EUR006M + 2.450%) due 04/01/2027 «~		2,000	2,367

Total Loan Participations and Assignments (Cost $5,413)			5,994

CORPORATE BONDS & NOTES 8.1%
BANKING & FINANCE 5.6%
AerCap Ireland Capital DAC 3.300% due 01/30/2032		$2,000	1,813
American Express Co. 5.442% due 01/30/2036 •		3,900	3,983
American Tower Corp.
1.000% due 01/15/2032	EUR	496	502
3.800% due 08/15/2029		$836	813
Ares Strategic Income Fund 5.450% due 09/09/2028		5,700	5,704
Aviation Capital Group LLC 4.125% due 08/01/2025		1,200	1,199
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		161	158
2.528% due 11/18/2027		2,755	2,620
Bank of America Corp.
1.734% due 07/22/2027 •		3,000	2,917
5.202% due 04/25/2029 •		1,200	1,227
Bank of Nova Scotia 5.450% due 08/01/2029		8,400	8,726
Barclays PLC
4.837% due 09/10/2028 •		400	403
5.690% due 03/12/2030 •		2,500	2,587
6.224% due 05/09/2034 •		500	531
7.437% due 11/02/2033 •		2,800	3,179
BPCE SA 5.203% due 01/18/2027		250	254
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	1,600	472
Credit Suisse AG AT1 Claim		$14,166	1,700
Crown Castle, Inc. 4.300% due 02/15/2029		351	347
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,900	2,234
2.129% due 11/24/2026 •		$4,400	4,356
3.547% due 09/18/2031 •		4,633	4,335
Equinix, Inc. 1.550% due 03/15/2028		222	207
Extra Space Storage LP 5.400% due 06/15/2035		1,500	1,509
F&G Global Funding 5.875% due 01/16/2030		500	514
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,303	2,699
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$1,300	1,291
5.303% due 09/06/2029		1,800	1,768
5.800% due 03/08/2029		700	702
5.918% due 03/20/2028		1,900	1,920
7.350% due 11/04/2027		700	727
GA Global Funding Trust
5.500% due 04/01/2032		400	407
5.900% due 01/13/2035		900	913
Goldman Sachs Group, Inc. 6.249% due 03/15/2028 ~		10,500	10,703
GSPA Monetization Trust 6.422% due 10/09/2029		141	141
Healthcare Realty Holdings LP 2.400% due 03/15/2030		241	215
Host Hotels & Resorts LP 5.500% due 04/15/2035		2,000	1,981
HPS Corporate Lending Fund 5.950% due 04/14/2032		1,500	1,493

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

HSBC Holdings PLC
2.357% due 08/18/2031 •		431	383
2.848% due 06/04/2031 •		300	274
4.950% due 03/31/2030		200	203
5.887% due 08/14/2027 •		800	812
Jackson National Life Global Funding
5.315% due 01/14/2028 ~		500	502
5.350% due 01/13/2030		200	206
5.600% due 04/10/2026		5,200	5,245
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		862	829
5.040% due 01/23/2028 •		3,000	3,029
Lloyds Banking Group PLC 4.550% due 08/16/2028		266	267
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •(c)		3,000	3,001
5.594% due 07/10/2035 •		2,300	2,368
Morgan Stanley
1.512% due 07/20/2027 •		5,703	5,533
4.654% due 10/18/2030 •		1,800	1,804
Nomura Holdings, Inc. 2.679% due 07/16/2030		409	371
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		3,900	2,775
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,500	1,454
Prologis LP
4.200% due 02/15/2033	CAD	900	666
5.000% due 01/31/2035		$1,500	1,500
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		500	522
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		991	886
4.660% due 07/08/2031 •(c)		4,400	4,400
UBS Group AG
3.091% due 05/14/2032 •		1,700	1,544
4.194% due 04/01/2031 •		250	245
VICI Properties LP 4.750% due 02/15/2028		1,650	1,660
Vitality Re Ltd. 8.044% due 01/08/2030 ~		250	251
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	2,371
5.707% due 04/22/2028 •		$500	511
Weyerhaeuser Co. 4.000% due 04/15/2030		354	345

			121,207

INDUSTRIALS 1.2%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		4,300	4,107
Bayer U.S. Finance LLC
4.375% due 12/15/2028		400	396
6.375% due 11/21/2030		400	425
6.500% due 11/21/2033		200	215
6.875% due 11/21/2053		400	425
Boeing Co. 2.196% due 02/04/2026		1,300	1,280
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,255
CVS Health Corp. 4.125% due 04/01/2040		8	7
CVS Pass-Through Trust 6.943% due 01/10/2030		23	23
DAE Funding LLC 3.375% due 03/20/2028		1,800	1,733
Energy Transfer LP 5.700% due 04/01/2035		1,300	1,325
Equinor ASA 3.125% due 04/06/2030		18	17
Expedia Group, Inc. 2.950% due 03/15/2031		189	172
Hyatt Hotels Corp. 5.750% due 03/30/2032		200	205
Imperial Brands Finance PLC 3.500% due 07/26/2026		1,527	1,509
Mars, Inc. 5.200% due 03/01/2035		600	608
MPLX LP 2.650% due 08/15/2030		1,100	996
Nakilat, Inc. 6.067% due 12/31/2033		363	380
NPC Ukrenergo 6.875% due 11/09/2028		400	325

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Occidental Petroleum Corp. 5.550% due 10/01/2034		8,500	8,346
Oracle Corp. 3.600% due 04/01/2040		18	14
Rolls-Royce PLC 1.625% due 05/09/2028	EUR	400	460
Southern Co. 3.700% due 04/30/2030		$123	119
T-Mobile USA, Inc.
2.875% due 02/15/2031		1,800	1,639
3.375% due 04/15/2029		1,300	1,252

			27,233

UTILITIES 1.3%
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/2030		266	256
Edison International
5.750% due 06/15/2027		54	54
6.250% due 03/15/2030		700	711
Eversource Energy 5.850% due 04/15/2031		6,300	6,631
Exelon Corp. 4.050% due 04/15/2030		18	18
Georgia Power Co. 2.650% due 09/15/2029		18	17
Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	505
3.000% due 06/15/2028		2,300	2,185
4.550% due 07/01/2030		1,200	1,172
5.339% due 09/04/2025 ~		6,000	6,000
6.150% due 03/01/2055		600	561
Rio Oil Finance Trust 8.200% due 04/06/2028		1,346	1,404
San Diego Gas & Electric Co.
5.350% due 04/01/2053		900	841
5.550% due 04/15/2054		234	226
Southern California Edison Co.
4.650% due 10/01/2043		1,500	1,214
4.875% due 02/01/2027		2,300	2,314
5.150% due 06/01/2029		3,600	3,638
5.350% due 03/01/2026		1,100	1,106

			28,853

Total Corporate Bonds & Notes (Cost $176,075)			177,293

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		35	40
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		1,065	935

			975

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029		110	114
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		50	53
6.725% due 04/01/2035		100	106
7.350% due 07/01/2035		79	84

			357

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		20	22

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111		67	56

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		5	5

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		635	669

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Total Municipal Bonds & Notes (Cost $2,392)		2,084

U.S. GOVERNMENT AGENCIES 57.8%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	69	60
0.000% due 11/25/2040 •	1	1
1.430% due 03/25/2041 •(a)	106	10
1.630% due 03/25/2037 •(a)	30	3
1.680% due 04/25/2037 •(a)	110	10
1.730% due 11/25/2039 •(a)	17	2
1.960% due 03/25/2037 •(a)	40	4
1.980% due 05/25/2037 •(a)	97	8
2.280% due 03/25/2036 •(a)	29	2
2.349% due 01/25/2031 ~(a)	781	45
2.370% due 04/25/2037 •(a)	182	24
2.780% due 02/25/2037 •(a)	18	2
3.230% due 07/25/2033 •(a)	10	1
4.202% due 10/01/2029 ~	11,100	11,146
4.300% due 12/01/2029	7,717	7,774
4.500% due 09/25/2040	452	435
4.540% due 07/01/2030	2,600	2,634
4.705% due 09/01/2031 ~	20,400	20,789
4.720% due 10/01/2028 - 08/01/2030	7,274	7,410
4.750% due 04/25/2037 •	1	1
4.770% due 10/01/2028	3,100	3,162
4.770% due 07/25/2037 - 09/25/2042 •	7	6
4.800% due 07/25/2037 •	7	7
4.820% due 09/25/2035 •	12	11
4.830% due 09/25/2035 •	10	10
4.850% due 05/01/2029	1,900	1,944
4.860% due 08/01/2030	3,500	3,602
4.881% due 03/25/2036 •	1	1
4.930% due 06/01/2029	5,000	5,129
4.940% due 10/25/2040 •	4	4
5.060% due 10/01/2033	7,039	7,234
5.140% due 06/25/2037 •	49	49
5.210% due 04/01/2035	2,136	2,210
5.255% due 11/25/2054 •	7,704	7,661
5.300% due 11/01/2030	10,000	10,452
5.402% due 07/25/2055 ~•	1,000	1,000
6.202% due 03/01/2034 •	4	4
6.426% due 12/01/2034 •	16	16
6.534% due 10/01/2035 •	1	1
6.692% due 08/01/2035 •	2	2
6.797% due 03/01/2036 •	1	1
7.037% due 11/01/2034 •	0	1
8.881% due 12/25/2036 •	1	2
Freddie Mac
1.269% due 09/15/2041 •	134	126
2.023% due 02/15/2040 •	26	24
2.052% due 07/15/2036 •(a)	59	6
2.152% due 09/15/2036 •(a)	34	4
2.282% due 04/15/2036 •(a)	6	1
2.862% due 07/25/2054 ~	6,500	6,099
3.000% due 11/01/2032	2,436	2,369
3.500% due 07/15/2042 - 05/01/2049	761	711
3.650% due 11/01/2043	10,377	8,576
4.000% due 07/01/2047 - 03/01/2049	520	494
4.718% due 05/15/2037 •	1	1
4.798% due 03/15/2037 •	12	12
4.818% due 11/15/2043 •	16	16
4.968% due 07/15/2041 •	21	21
5.000% due 01/01/2028 - 04/15/2041	442	446
5.118% due 08/15/2037 •	58	58
5.128% due 10/15/2037 •	8	8
5.138% due 05/15/2037 - 09/15/2037 •	63	62
5.245% due 11/25/2054 •	8,494	8,477
5.404% due 07/25/2055 ~•	1,100	1,100
5.500% due 03/15/2034 - 03/01/2039	46	48
5.505% due 02/25/2055 •	1,874	1,880
5.799% due 07/25/2044 •	2	2
6.000% due 08/01/2027 - 12/01/2037	1	1
6.500% due 05/01/2035	12	13
Ginnie Mae
3.500% due 02/15/2045 - 03/15/2045	48	45
4.750% due 11/20/2044 •	96	99
4.789% due 08/20/2047 •	145	142
4.977% due 04/20/2068 •	378	383
5.000% due 08/15/2033 - 03/15/2042	595	602
6.000% due 07/15/2037 - 08/15/2037	2	2
Ginnie Mae, TBA
4.000% due 07/01/2055 - 08/01/2055	42,180	39,217
4.500% due 07/01/2055	14,530	13,911
5.000% due 07/01/2055	27,010	26,536

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

U.S. Small Business Administration
4.430% due 05/01/2029	2	2
5.490% due 03/01/2028	2	2
6.020% due 08/01/2028	18	19
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	3,645	3,532
3.500% due 02/01/2043 - 09/01/2048	1,935	1,776
4.000% due 06/01/2026 - 10/01/2030	1	1
4.500% due 09/01/2025 - 12/01/2054	16,531	15,982
5.000% due 07/01/2025 - 12/01/2029	13	12
5.500% due 09/01/2025 - 05/01/2053	1,642	1,656
6.000% due 10/01/2026 - 06/01/2054	14,106	14,411
6.500% due 01/01/2029 - 08/01/2054	16	17
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	48,900	42,321
4.000% due 07/01/2055 - 08/01/2055	149,400	138,908
4.500% due 08/01/2055	64,940	62,095
5.000% due 07/01/2055 - 08/01/2055	115,490	113,147
5.500% due 08/01/2055	55,690	55,640
6.000% due 08/01/2055	183,150	185,953
6.500% due 08/01/2055	409,550	422,291

Total U.S. Government Agencies (Cost $1,250,487)		1,262,127

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)	4,100	2,613
2.250% due 08/15/2049 (l)	146	91
3.000% due 08/15/2048 (l)	473	350
3.000% due 02/15/2049 (j)(l)	17,298	12,751
3.125% due 05/15/2048 (l)	124	95
4.125% due 08/15/2053 (l)	100	89
4.625% due 02/15/2040 (j)	3,734	3,757
4.625% due 05/15/2044 (l)	27,300	26,781
U.S. Treasury Inflation Protected Securities (f)
1.000% due 02/15/2046 (j)	2,033	1,542
1.000% due 02/15/2048 (j)	5,655	4,163
1.375% due 07/15/2033 (j)	6,126	5,952
1.750% due 01/15/2034 (j)	1,774	1,759
1.875% due 07/15/2034	79,837	79,944
2.125% due 04/15/2029 (j)	27,170	27,908
U.S. Treasury Notes
2.375% due 05/15/2029 (j)(l)	2,075	1,975

Total U.S. Treasury Obligations (Cost $187,551)		169,770

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust 5.365% due 01/25/2036 ~	413	312
American Home Mortgage Assets Trust
4.624% due 05/25/2046 •	7	6
4.624% due 10/25/2046 •	31	16
5.319% due 11/25/2046 •	10,503	2,550
6.750% due 11/25/2046	161	144
American Home Mortgage Investment Trust 6.500% due 03/25/2047	23	15
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	23	22
Banc of America Funding Trust
4.474% due 06/20/2037 ~	8	7
4.812% due 10/20/2036 •	5	4
4.846% due 09/20/2046 ~	299	269
4.852% due 04/20/2047 •	3	2
4.892% due 02/20/2047 •	304	285
4.994% due 02/20/2035 ~	6	5
6.000% due 08/25/2036	5	5
Banc of America Mortgage Trust
5.442% due 06/25/2035 ~	3	3
5.749% due 06/25/2034 ~	3	3
5.904% due 02/25/2034 ~	5	4
6.019% due 01/25/2035 ~	4	4
BCAP LLC Trust 4.794% due 03/25/2037 •	1,391	1,258
Bear Stearns Adjustable Rate Mortgage Trust
4.521% due 02/25/2036 ~	37	34
4.848% due 07/25/2034 ~	4	4
5.925% due 11/25/2034 ~	1	1
6.260% due 01/25/2033 ~	23	23
6.530% due 02/25/2036 •	3	3
6.547% due 04/25/2033 ~	1	1
7.326% due 08/25/2033 ~	2	2
Bear Stearns ALT-A Trust
4.506% due 11/25/2035 ~	41	38
4.754% due 08/25/2036 •	283	250
4.754% due 01/25/2047 •	29	25
4.774% due 12/25/2046 •	3	3

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

4.934% due 01/25/2036 •	4	3
5.197% due 07/25/2035 ~	42	27
5.326% due 10/25/2035 ~	33	28
5.467% due 05/25/2035 ~	10	10
BX Trust 5.723% due 10/15/2036 •	16,000	15,987
Chase Mortgage Finance Trust
4.745% due 12/25/2035 ~	1	1
4.897% due 09/25/2036 ~	82	69
4.918% due 01/25/2036 ~	4	4
ChaseFlex Trust 5.034% due 07/25/2037 •	2,267	2,003
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.664% due 05/25/2036 •	53	50
Citigroup Mortgage Loan Trust
4.754% due 01/25/2037 •	73	64
4.783% due 09/25/2037 ~	104	96
6.170% due 09/25/2062	14,401	14,396
6.300% due 03/25/2036 •	14	14
6.560% due 10/25/2035 •	7	7
7.230% due 10/25/2035 •	6	6
CitiMortgage Alternative Loan Trust
5.034% due 04/25/2037 •	105	87
6.000% due 12/25/2036	32	29
6.000% due 06/25/2037	44	38
Countrywide Alternative Loan Trust
3.262% due 08/25/2035 ~	875	748
4.622% due 09/20/2046 •	1,419	1,456
4.634% due 04/25/2047 •	1,017	1,003
4.642% due 09/20/2046 •	11	10
4.644% due 04/25/2047 •	1,446	1,266
4.674% due 12/25/2046 •	5,119	4,551
4.734% due 06/25/2035 •	783	501
4.774% due 05/25/2047 •	153	137
4.814% due 09/25/2046 •	39	38
4.834% due 05/25/2036 •	57	49
4.834% due 08/25/2037 •	9	6
4.852% due 03/20/2046 •	11	10
4.852% due 07/20/2046 •	6	5
4.892% due 05/20/2046 •	3	2
4.934% due 11/25/2036 •	10,833	9,130
4.954% due 12/25/2035 •	5	4
4.984% due 05/25/2035 •	21	16
4.994% due 02/25/2037 •	232	196
5.034% due 08/25/2035 •	172	162
5.036% due 11/20/2035 •	25	23
5.072% due 12/20/2035 •	33	31
5.074% due 11/25/2035 •	174	157
5.399% due 12/25/2035 •	5	4
5.500% due 05/25/2035	83	66
5.500% due 06/25/2035	141	113
5.500% due 11/25/2035	61	34
5.750% due 03/25/2037	75	39
5.799% due 08/25/2035 •	16	15
5.879% due 01/25/2036 •	61	57
6.000% due 12/25/2035	188	135
6.000% due 05/25/2036	32	14
6.000% due 08/25/2036 •	38	22
6.000% due 05/25/2037	109	46
6.250% due 08/25/2036	551	292
6.449% due 10/20/2035 •	4	3
7.000% due 10/25/2037	71	24
Countrywide Home Loan Mortgage Pass-Through Trust
4.894% due 05/25/2035 •	11	10
5.014% due 04/25/2035 •	637	607
5.034% due 05/25/2035 •	29	26
5.074% due 03/25/2035 •	1	1
5.094% due 02/25/2035 •	5	4
5.138% due 11/25/2034 ~	8	8
5.750% due 05/25/2037	3	2
6.000% due 07/25/2036	234	113
6.000% due 01/25/2037	158	74
6.000% due 02/25/2037	159	72
6.248% due 02/20/2036 •	2	2
6.500% due 12/25/2037	361	143
7.503% due 10/20/2034 ~	9	9
Countrywide Home Loan Reperforming REMIC Trust 4.774% due 06/25/2035 •	25	24
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	168	131
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.241% due 11/30/2037 ~	12,229	11,180
3.851% due 12/27/2037 ~	4,879	4,268
4.118% due 12/27/2060 ~	3,082	3,072
4.197% due 07/27/2061 ~	6,062	6,013
4.734% due 01/27/2037 •	19	13

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

4.905% due 06/25/2050 ~		392	351
5.750% due 08/25/2036		7	6
5.750% due 03/25/2037		15	7
6.421% due 10/25/2037 ~		200	116
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036		1,267	198
Deutsche Alt-A Securities Mortgage Loan Trust
4.814% due 02/25/2037 •		4,329	3,749
5.934% due 10/25/2047 •		156	119
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.934% due 02/25/2035 •		70	69
5.094% due 02/25/2036 •		105	103
DSLA Mortgage Loan Trust
4.572% due 04/19/2047 •		499	429
4.622% due 10/19/2036 •		111	100
4.952% due 08/19/2045 •		3	3
5.252% due 09/19/2044 •		18	16
Eurohome U.K. Mortgages PLC 4.508% due 06/15/2044 •	GBP	3	5
First Horizon Alternative Mortgage Securities Trust
4.649% due 03/25/2035 ~		$1	0
5.138% due 06/25/2036 ~		200	160
5.365% due 12/25/2035 ~		15	11
First Horizon Mortgage Pass-Through Trust 5.257% due 10/25/2035 ~		45	41
GreenPoint Mortgage Funding Trust 4.794% due 01/25/2037 •		113	103
GS Mortgage Securities Corp. Pass-Through Trust 4.889% due 12/26/2036 •		63	45
GSR Mortgage Loan Trust
4.429% due 11/25/2035 ~		9	8
4.985% due 11/25/2035 ~		3	3
5.018% due 07/25/2035 ~		1	1
5.500% due 01/25/2037		6	11
5.880% due 04/25/2032 •		5	5
5.957% due 09/25/2035 ~		11	10
6.000% due 02/25/2036		222	84
6.000% due 07/25/2037		54	34
6.562% due 09/25/2035 ~		1	1
HarborView Mortgage Loan Trust
4.300% due 06/19/2036 ~		54	28
4.652% due 07/19/2047 •		124	118
4.772% due 12/19/2036 •		4	4
4.842% due 12/19/2036 •		230	180
4.872% due 05/19/2035 •		152	146
4.912% due 06/19/2035 •		992	969
4.912% due 12/19/2036 •		96	91
4.932% due 01/19/2036 •		417	271
5.112% due 06/20/2035 •		77	74
6.399% due 10/19/2035 •		267	126
HomeBanc Mortgage Trust 5.054% due 03/25/2035 •		93	75
Impac CMB Trust 5.074% due 03/25/2035 •		129	125
Impac Secured Assets Trust
4.974% due 02/25/2037 •		10,311	9,499
5.933% due 07/25/2035 ~		16	15
IndyMac INDX Mortgage Loan Trust
4.057% due 06/25/2036 ~		95	83
4.213% due 05/25/2035 ~		137	95
4.734% due 06/25/2037 •		4	2
4.794% due 02/25/2037 •		60	55
4.814% due 09/25/2046 •		46	42
4.834% due 11/25/2046 •		410	389
4.854% due 05/25/2046 •		4,052	3,676
4.914% due 07/25/2035 •		119	109
4.954% due 06/25/2035 •		25	20
5.074% due 07/25/2045 •		3	2
JP Morgan Alternative Loan Trust
4.250% due 05/25/2036 ~		53	30
6.000% due 12/27/2036		51	25
6.500% due 03/25/2036		1,670	857
JP Morgan Chase Commercial Mortgage Securities Trust 5.809% due 12/15/2031 •		133	133
JP Morgan Mortgage Trust
4.154% due 07/27/2037 ~		44	41
4.428% due 10/25/2036 ~		3	2
4.504% due 10/25/2036 ~		23	17
4.861% due 04/25/2036 ~		488	432
5.479% due 08/25/2035 ~		14	13
5.614% due 04/25/2037 ~		3	2
6.226% due 07/25/2035 ~		48	47
Legacy Mortgage Asset Trust
5.250% due 07/25/2067		2,352	2,350
5.750% due 04/25/2061		3,001	3,003
5.750% due 07/25/2061		4,837	4,825

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

5.892% due 10/25/2066	2,807	2,809
Lehman Mortgage Trust 5.084% due 11/25/2036 •	406	190
Lehman XS Trust
4.834% due 03/25/2047 •	4,470	4,057
4.884% due 08/25/2046 •	552	564
4.934% due 08/25/2037 •	37	36
6.134% due 09/25/2047 •	39	35
Luminent Mortgage Trust
4.509% due 04/25/2036 ~	1,710	1,136
5.154% due 04/25/2036 •	23	20
MASTR Adjustable Rate Mortgages Trust
3.191% due 07/25/2035 ~	7	6
5.099% due 10/25/2033 ~	30	26
5.199% due 12/25/2046 •	10,079	8,213
6.043% due 11/21/2034 ~	127	123
MASTR Asset Securitization Trust 6.000% due 06/25/2036	76	42
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.286% due 08/15/2032 •	8	8
Merrill Lynch Alternative Note Asset Trust
4.654% due 03/25/2037 •	120	28
4.834% due 03/25/2037 •	1,870	440
4.854% due 04/25/2037 •	13,694	2,330
5.034% due 03/25/2037 •	77	18
6.000% due 03/25/2037	37	12
Merrill Lynch Mortgage Investors Trust
5.154% due 04/25/2035 ~	5	5
5.205% due 05/25/2036 ~	27	26
5.232% due 09/25/2035 ~	41	32
5.879% due 05/25/2033 ~	2	2
6.210% due 02/25/2033 •	5	5
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	32	31
Morgan Stanley Mortgage Loan Trust
3.601% due 07/25/2035 ~	53	47
6.000% due 08/25/2036	57	24
6.075% due 06/25/2036 ~	2	2
6.815% due 06/25/2036	806	213
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~	50	22
Mortgage Equity Conversion Asset Trust 10.000% due 05/25/2042 •	34	28
MortgageIT Trust 4.954% due 12/25/2035 •	98	97
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	628	604
2.750% due 11/25/2059 ~	820	787
3.500% due 12/25/2057 ~	430	417
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.624% due 06/25/2037 •	3,007	2,494
5.476% due 05/25/2035	20	9
5.769% due 06/25/2036 ~	10,229	2,705
NovaStar Mortgage Funding Trust 0.445% due 09/25/2046 •	1,300	460
PHH Alternative Mortgage Trust 4.754% due 02/25/2037 •	116	86
Residential Accredit Loans, Inc. Trust
4.734% due 02/25/2037 •	46	41
4.734% due 02/25/2047 •	1,341	1,207
4.754% due 01/25/2037 •	848	761
4.774% due 01/25/2037 •	1,960	1,731
4.794% due 07/25/2036 •	194	63
4.794% due 09/25/2036 •	218	201
4.804% due 08/25/2036 •	85	77
4.814% due 07/25/2036 •	74	67
4.814% due 09/25/2036 •	120	110
4.934% due 08/25/2035 •	371	254
5.000% due 09/25/2036	3	2
5.199% due 09/25/2046 •	5,815	4,879
5.397% due 10/25/2037 ~	196	158
6.000% due 08/25/2036	10	8
6.000% due 01/25/2037	20	16
6.000% due 03/25/2037	81	68
6.104% due 11/25/2037 ~	108	91
6.500% due 08/25/2036	893	732
6.970% due 09/25/2034 ~	31	31
Residential Asset Securitization Trust
5.500% due 09/25/2035	76	35
6.000% due 03/25/2037	809	244
Residential Funding Mortgage Securities, Inc. Trust 5.594% due 04/25/2037 ~	101	87
Sequoia Mortgage Trust
3.579% due 09/20/2046 ~	50	33
4.992% due 07/20/2034 •	72	72

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		53	51
Stratton Mortgage Funding PLC 5.389% due 06/20/2060 •	GBP	1,706	2,347
Structured Adjustable Rate Mortgage Loan Trust
3.937% due 11/25/2035 ~		$30	28
3.972% due 01/25/2035 ~		7	7
4.734% due 08/25/2036 •		29	23
5.098% due 08/25/2035 ~		19	10
5.267% due 03/25/2036 ~		21	17
5.799% due 01/25/2035 •		2	2
6.734% due 12/25/2037 •		338	284
Structured Asset Mortgage Investments Trust
4.554% due 08/25/2036 •		110	97
4.814% due 07/25/2046 •		39	32
4.854% due 04/25/2036 •		11	10
4.874% due 05/25/2046 •		9	3
4.894% due 02/25/2036 •		31	29
4.994% due 02/25/2036 •		2	2
5.132% due 02/19/2035 •		1	1
6.226% due 02/25/2036 •		9	8
SunTrust Adjustable Rate Mortgage Loan Trust 6.850% due 01/25/2037 ~		30	18
Thornburg Mortgage Securities Trust
2.903% due 03/25/2044 ~		22	21
5.538% due 12/25/2044 ~		35	34
5.999% due 06/25/2047 •		99	94
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	4,790	6,590
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$3,533	3,422
2.900% due 10/25/2059 ~		495	476
3.000% due 01/25/2058 ~		48	48
3.343% due 10/25/2057 ~		1,031	862
5.434% due 05/25/2058 •		21	21
5.434% due 10/25/2059 •		29	29
Trinity Square PLC 5.217% due 07/15/2059 ~	GBP	2,256	3,104
WaMu Mortgage Pass-Through Certificates Trust
3.496% due 01/25/2037 ~		$38	33
4.024% due 06/25/2037 ~		69	61
4.033% due 12/25/2046 •		11	10
4.068% due 12/25/2046 •		10	9
4.093% due 02/25/2037 ~		13	11
4.142% due 12/25/2036 ~		23	21
4.152% due 02/25/2037 ~		102	95
4.408% due 06/25/2037 ~		213	192
4.974% due 12/25/2045 •		4,366	4,008
4.983% due 10/25/2035 ~		11	10
4.994% due 11/25/2045 •		3	3
5.014% due 10/25/2045 •		7	7
5.014% due 12/25/2045 •		208	190
5.099% due 03/25/2047 •		1,796	1,569
5.148% due 12/25/2035 ~		101	96
5.149% due 06/25/2047 •		1,475	1,227
5.209% due 07/25/2047 •		26	22
5.214% due 01/25/2045 •		326	313
5.234% due 12/25/2045 •		767	746
5.279% due 10/25/2046 •		292	251
5.323% due 01/25/2035 ~		24	23
5.399% due 02/25/2046 •		132	120
5.469% due 01/25/2046 •		882	791
5.594% due 11/25/2045 •		1,377	1,299
5.899% due 10/25/2046 •		460	431
5.899% due 11/25/2046 •		395	350
6.037% due 08/25/2035 ~		12	12
6.385% due 06/25/2033 ~		10	10
Washington Mutual Mortgage Pass-Through Certificates Trust
3.801% due 09/25/2036 •		323	84
3.928% due 09/25/2036		618	163
4.934% due 02/25/2036 •		307	254
5.149% due 02/25/2047 •		570	524
5.229% due 11/25/2046 •		49	41
5.249% due 10/25/2046 •		77	67
5.339% due 04/25/2046 •		38	34
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		71	62
6.520% due 07/25/2037 ~		2	2
Wells Fargo Mortgage-Backed Securities Trust
6.799% due 09/25/2036 ~		2	2

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

6.928% due 12/25/2036 ~	13	13

Total Non-Agency Mortgage-Backed Securities (Cost $201,618)		188,096

ASSET-BACKED SECURITIES 29.2%
AUTOMOBILE SEQUENTIAL 2.3%
Avis Budget Rental Car Funding AESOP LLC 6.120% due 04/20/2027	7,800	7,863
Bridgecrest Lending Auto Securitization Trust 5.530% due 01/18/2028	232	233
Citizens Auto Receivables Trust
5.110% due 04/17/2028	1,300	1,307
5.430% due 10/15/2026	311	312
CPS Auto Receivables Trust 5.710% due 09/15/2027	213	213
DT Auto Owner Trust 6.290% due 08/16/2027	295	295
Exeter Automobile Receivables Trust 5.310% due 08/16/2027	274	274
FCCU Auto Receivables Trust
5.540% due 04/16/2029	1,600	1,621
5.760% due 11/15/2027	208	209
First Help Financial Issuer Trust
5.690% due 02/15/2030	2,546	2,573
5.890% due 06/15/2030	938	950
First Help Financial Trust 6.570% due 06/15/2028	2,638	2,660
Flagship Credit Auto Trust 5.640% due 03/15/2028	1,221	1,224
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	1,641	1,649
GLS Auto Select Receivables Trust 5.240% due 03/15/2030	381	384
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	10,400	10,572
5.490% due 06/25/2027	1,900	1,910
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	1,000	1,006
5.290% due 04/15/2027	1,676	1,679
Lendbuzz Securitization Trust 7.500% due 12/15/2028	10,112	10,331
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	1,078	1,055
5.320% due 09/25/2030	796	799
5.380% due 11/25/2030	1,122	1,122
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	502
5.350% due 06/21/2027	208	208
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	488	490

		51,441

CMBS OTHER 2.8%
BSPRT Issuer Ltd. 6.608% due 07/15/2039 •	3,111	3,120
HERA Commercial Mortgage Ltd. 5.479% due 02/18/2038 •	880	881
M360 Ltd. 6.686% due 11/22/2038 •	6,463	6,356
MF1 LLC
5.887% due 02/18/2040 •	11,200	11,151
6.055% due 03/19/2039 •	1,000	1,004
MF1 Ltd.
5.879% due 10/16/2036 •	12,800	12,752
6.068% due 02/19/2037 •	12,500	12,476
6.179% due 10/16/2036 •	12,800	12,481

		60,221

HOME EQUITY OTHER 13.4%
Aames Mortgage Investment Trust 6.459% due 01/25/2035 •	17	16
ABFC Trust 5.169% due 03/25/2035 •	4,108	3,928
Accredited Mortgage Loan Trust 4.694% due 09/25/2036 •	149	148
ACE Securities Corp. Home Equity Loan Trust
4.714% due 07/25/2036 •	1,851	1,816
4.754% due 03/25/2037 •	27,839	11,829
4.874% due 11/25/2036 •	3,502	1,437
4.914% due 06/25/2036 •	1,603	1,189
4.914% due 12/25/2036 •	284	148
5.049% due 12/25/2035 •	901	855

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

5.379% due 05/25/2035 •	4,760	4,377
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.139% due 10/25/2035 •	654	625
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.391% due 11/25/2034 •	847	781
5.304% due 11/25/2035 •	1,300	1,225
5.409% due 07/25/2035 •	2,000	1,902
5.454% due 10/25/2034 •	75	75
5.559% due 11/25/2034 •	84	82
Argent Mortgage Loan Trust 4.914% due 05/25/2035 •	49	44
Argent Securities Trust
4.544% due 09/25/2036 •	66	21
4.734% due 07/25/2036 •	422	379
4.794% due 04/25/2036 •	15,703	4,904
4.814% due 03/25/2036 •	726	670
4.914% due 06/25/2036 •	8,542	2,329
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.623% due 01/25/2034 •	183	174
Asset-Backed Securities Corp. Home Equity Loan Trust
5.244% due 06/25/2034 •	490	499
5.529% due 02/25/2035 •	9	10
Bear Stearns Asset-Backed Securities Trust
4.754% due 08/25/2036 •	618	598
4.784% due 05/25/2037 •	13,644	11,443
5.109% due 08/25/2036 •	7	7
5.409% due 02/25/2034 •	1,093	1,110
5.484% due 08/25/2037 •	354	317
5.634% due 08/25/2034 •	252	254
5.789% due 12/25/2034 •	3,839	3,831
Carrington Mortgage Loan Trust
4.694% due 02/25/2037 •	249	241
5.184% due 10/25/2035 •	1,026	1,001
Centex Home Equity Loan Trust 5.079% due 03/25/2034 •	150	148
Chase Funding Trust 5.074% due 08/25/2032 •	10	9
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	5,722	5,782
Citigroup Mortgage Loan Trust
4.624% due 05/25/2037 •	1,332	889
4.634% due 05/25/2037 •	2,052	1,346
4.734% due 12/25/2036 •	286	103
4.754% due 09/25/2036 •	33	25
4.794% due 01/25/2037 •	3,824	2,797
4.914% due 08/25/2036 •	3,282	3,051
5.034% due 10/25/2036 •	86	51
Citigroup Mortgage Loan Trust, Inc.
4.954% due 03/25/2036 •	695	634
5.334% due 09/25/2035 •	4,930	4,772
Countrywide Asset-Backed Certificates
4.714% due 03/25/2037 •	1,627	1,488
4.834% due 02/25/2037 •	81	76
4.914% due 04/25/2037 •	175	154
Countrywide Asset-Backed Certificates Trust
4.467% due 05/25/2036 •	1,925	1,904
4.574% due 07/25/2037 •	226	211
4.634% due 06/25/2047 •	56	50
4.684% due 06/25/2047 •	1,546	1,495
4.714% due 06/25/2035 •	73	66
4.714% due 03/25/2037 •	65	64
4.714% due 12/25/2046 •	1,630	1,553
4.714% due 04/25/2047 •	37	36
4.724% due 10/25/2047 •	7,600	6,582
4.794% due 11/25/2047 •	28	27
4.854% due 05/25/2047 •	86	76
4.874% due 09/25/2037 •	99	102
4.894% due 05/25/2037 •	1,540	1,493
4.974% due 03/25/2036 •	208	184
5.174% due 08/25/2047 •	158	155
5.394% due 02/25/2036 •	1,332	1,302
5.469% due 12/25/2035 •	145	144
6.384% due 08/25/2035 •	3,000	2,790
6.867% due 09/25/2046	1,756	1,235
Countrywide Partnership Trust 5.334% due 02/25/2035 •	845	834
Ellington Loan Acquisition Trust 5.534% due 05/25/2037 •	2,098	2,055
EMC Mortgage Loan Trust 5.734% due 02/25/2041 •	3	3
Encore Credit Receivables Trust 5.169% due 09/25/2035 •	2	2
Fieldstone Mortgage Investment Trust
4.814% due 05/25/2036 •	88	66
4.974% due 05/25/2036 •	2,024	1,487

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Fremont Home Loan Trust
4.704% due 10/25/2036 •	368	335
4.714% due 11/25/2036 •	2,245	1,323
4.734% due 10/25/2036 •	698	279
4.754% due 08/25/2036 •	9,540	2,977
4.774% due 02/25/2037 •	4,479	1,370
5.169% due 01/25/2035 •	28	28
5.484% due 11/25/2034 •	824	776
GE-WMC Asset-Backed Pass-Through Certificates 5.074% due 12/25/2035 •	6,764	6,565
GSAA Home Equity Trust
3.937% due 03/25/2036 ~	153	21
4.534% due 05/25/2037 •	171	60
4.574% due 03/25/2036 •	131	42
4.674% due 06/25/2036 •	56	10
4.834% due 03/25/2037 •	1,308	358
5.074% due 04/25/2047 •	247	107
6.795% due 06/25/2036 þ	236	53
GSAA Trust
5.499% due 06/25/2035 •	33	33
5.995% due 03/25/2046 ~	1,219	439
GSAMP Trust
4.524% due 01/25/2037 •	964	581
4.534% due 12/25/2046 •	126	62
4.574% due 12/25/2036 •	2,230	1,190
4.604% due 12/25/2036 •	262	130
4.614% due 11/25/2035 •	1	0
4.634% due 12/25/2046 •	92	45
4.694% due 12/25/2046 •	4,787	2,542
4.734% due 09/25/2036 •	3,621	1,251
4.734% due 12/25/2046 •	455	225
4.834% due 01/25/2047 •	1,394	715
4.894% due 01/25/2037 •	3,394	2,920
4.914% due 03/25/2046 •	38	38
4.934% due 05/25/2046 •	368	353
6.234% due 06/25/2035 •	170	166
Home Equity Asset Trust 5.109% due 02/25/2036 •	130	127
Home Equity Loan Trust
4.664% due 04/25/2037 •	3,455	3,334
4.774% due 04/25/2037 •	314	277
HSI Asset Securitization Corp. Trust
4.634% due 07/25/2036 •	106	46
4.654% due 12/25/2036 •	776	194
4.794% due 04/25/2037 •	725	473
4.914% due 11/25/2035 •	436	409
IXIS Real Estate Capital Trust
4.834% due 03/25/2036 •	164	86
4.894% due 01/25/2037 •	10,840	3,674
JP Morgan Mortgage Acquisition Trust
4.644% due 10/25/2036 •	44	44
4.734% due 07/25/2036 •	53	25
5.034% due 07/25/2036 •	1,874	1,824
Long Beach Mortgage Loan Trust
4.734% due 05/25/2036 •	46	24
4.754% due 12/25/2036 •	331	226
4.774% due 12/25/2036 •	249	86
4.874% due 02/25/2036 •	223	220
4.954% due 08/25/2045 •	17	16
4.974% due 05/25/2046 •	314	94
5.034% due 01/25/2036 •	6,544	6,043
5.349% due 08/25/2035 •	5,466	4,955
5.409% due 04/25/2035 •	23	23
MASTR Asset-Backed Securities Trust
4.534% due 01/25/2037 •	1,162	329
4.634% due 10/25/2036 •	7,748	3,784
4.654% due 11/25/2036 •	471	141
4.754% due 10/25/2036 •	244	119
4.854% due 05/25/2037 •	974	945
4.914% due 03/25/2036 •	35	21
5.184% due 10/25/2035 •	6,633	6,338
7.134% due 07/25/2034 •	143	134
MASTR Specialized Loan Trust 5.559% due 11/25/2035 •	427	409
Merrill Lynch Mortgage Investors Trust
4.495% due 03/25/2037 •	60,437	14,771
4.654% due 07/25/2037 •	345	133
4.654% due 08/25/2037 •	2,237	1,096
4.934% due 07/25/2037 •	177	37
4.954% due 02/25/2037 •	622	176
Morgan Stanley ABS Capital, Inc. Trust
4.524% due 01/25/2037 •	256	118
4.544% due 12/25/2036 •	6,045	3,014
4.544% due 03/25/2037 •	520	222
4.564% due 10/25/2036 •	17	15
4.564% due 01/25/2037 •	202	93

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

4.564% due 02/25/2037 •	2,510	1,789
4.594% due 11/25/2036 •	351	199
4.614% due 03/25/2037 •	834	355
4.644% due 01/25/2037 •	184	85
4.649% due 03/25/2037 •	2,596	1,029
4.664% due 10/25/2036 •	531	275
4.704% due 11/25/2036 •	348	216
4.714% due 08/25/2036 •	341	170
4.754% due 09/25/2036 •	576	248
4.794% due 02/25/2037 •	15,114	4,799
4.894% due 11/25/2036 •	1,416	802
4.934% due 04/25/2036 •	1,863	1,778
5.139% due 12/25/2034 •	18	18
5.289% due 03/25/2034 •	636	649
5.364% due 07/25/2035 •	381	373
8.234% due 02/25/2047 •	81	67
Morgan Stanley Dean Witter Capital, Inc. Trust 5.414% due 02/25/2033 •	26	26
Morgan Stanley Home Equity Loan Trust 4.534% due 12/25/2036 •	895	428
Morgan Stanley Mortgage Loan Trust
4.614% due 12/25/2036 •	3,422	1,163
4.774% due 11/25/2036 •	28	8
Nationstar Home Equity Loan Trust 4.974% due 09/25/2036 •	5,323	5,266
New Century Home Equity Loan Trust
5.214% due 03/25/2035 •	299	297
5.409% due 11/25/2034 •	2	4
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.094% due 10/25/2036 •	137	30
6.532% due 10/25/2036	168	35
NovaStar Mortgage Funding Trust
4.634% due 09/25/2037 •	210	206
4.754% due 10/25/2036 •	187	85
5.514% due 06/25/2035 •	1	1
Option One Mortgage Loan Trust
4.534% due 07/25/2036 •	3,494	1,517
4.564% due 07/25/2037 •	4,950	3,190
4.574% due 03/25/2037 •	1,594	1,459
4.654% due 04/25/2037 •	479	339
4.654% due 05/25/2037 •	368	221
4.714% due 01/25/2037 •	4,114	2,414
4.974% due 01/25/2036 •	1,546	1,457
5.214% due 02/25/2035 •	184	176
Ownit Mortgage Loan Trust
5.259% due 08/25/2036 •	9,993	9,006
5.334% due 10/25/2036 •	22	21
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.484% due 10/25/2034 •	15	14
6.159% due 02/25/2035 •	7,592	6,967
6.234% due 12/25/2034 •	16	16
6.309% due 12/25/2034 •	4,101	3,877
Popular ABS Mortgage Pass-Through Trust
4.929% due 07/25/2036 •	223	213
5.304% due 02/25/2036 •	3,253	3,091
Renaissance Home Equity Loan Trust
5.534% due 09/25/2037 •	159	64
5.586% due 11/25/2036	2,157	698
5.612% due 04/25/2037	368	85
Residential Asset Mortgage Products Trust
4.874% due 12/25/2035 •	13	12
5.124% due 10/25/2035 •	12	12
Residential Asset Securities Corp. Trust
4.704% due 08/25/2036 •	248	245
4.724% due 06/25/2033 •	40	37
5.094% due 12/25/2035 •	2,530	2,486
5.319% due 12/25/2035 •	17,408	15,835
5.679% due 02/25/2035 •	4,966	4,850
Saxon Asset Securities Trust 4.884% due 09/25/2036 •	8,365	6,975
Securitized Asset-Backed Receivables LLC Trust
4.914% due 07/25/2036 •	725	285
5.079% due 10/25/2035 •	1,928	1,560
5.154% due 10/25/2035 •	1,317	1,141
SG Mortgage Securities Trust
4.714% due 10/25/2036 •	90	82
5.319% due 10/25/2035 •	5,879	4,909
Soundview Home Loan Trust
4.514% due 06/25/2037 •	46	30
4.604% due 07/25/2037 •	188	166
4.604% due 08/25/2037 •	615	538
4.634% due 06/25/2037 •	709	482
4.794% due 02/25/2037 •	2,051	550
4.899% due 02/25/2036 •	679	640
4.954% due 02/25/2037 •	118	32
5.334% due 10/25/2037 •	3,554	2,727

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

5.734% due 10/25/2037 •	1,036	799
Structured Asset Investment Loan Trust
4.584% due 09/25/2036 •	3	3
4.614% due 09/25/2036 •	5,970	3,688
4.694% due 07/25/2036 •	24	17
5.054% due 01/25/2036 •	53	50
5.214% due 02/25/2035 •	382	378
5.364% due 06/25/2035 •	192	186
5.384% due 08/25/2033 •	110	109
7.584% due 08/25/2033 •	120	109
Structured Asset Securities Corp. Mortgage Loan Trust
4.594% due 03/25/2036 •	7	6
4.744% due 08/25/2046 •	2,642	2,418
4.854% due 02/25/2037 •	223	220
WaMu Asset-Backed Certificates WaMu Trust
4.659% due 05/25/2037 •	82	77
4.674% due 05/25/2037 •	353	313
Washington Mutual Asset-Backed Certificates Trust
4.554% due 11/25/2036 •	682	215
4.744% due 08/25/2036 •	1,498	1,446
Wells Fargo Home Equity Asset-Backed Securities Trust 5.184% due 12/25/2035 •	207	207

		291,656

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.154% due 04/25/2037 •	30	8
Structured Asset Securities Corp. Mortgage Loan Trust 4.774% due 12/25/2036 •	3	3

		11

WHOLE LOAN COLLATERAL 2.9%
Bear Stearns Asset-Backed Securities Trust 6.276% due 10/25/2036 ~	2	2
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ	309	153
Citigroup Mortgage Loan Trust, Inc.
4.854% due 08/25/2036 •	2,626	2,595
4.884% due 10/25/2036 •	33	33
First Franklin Mortgage Loan Trust
4.539% due 10/25/2036 •	10,724	9,816
4.594% due 11/25/2036 •	17	18
4.744% due 09/25/2036 •	5,749	5,342
4.914% due 04/25/2036 •	2,757	2,487
4.934% due 06/25/2036 •	3,500	3,224
5.154% due 11/25/2035 •	292	274
GSRPM Mortgage Loan Trust 5.784% due 03/25/2035 •	911	982
Lehman XS Trust 4.754% due 05/25/2036 •	54	46
PRET LLC
4.744% due 07/25/2051 þ	2,356	2,344
4.843% due 09/25/2051 þ	6,965	6,944
5.487% due 10/25/2051 ~	803	803
6.721% due 07/25/2051 þ	7,029	7,038
RAAC Trust 5.139% due 02/25/2036 •	5,559	5,359
Residential Asset Mortgage Products Trust
5.034% due 03/25/2036 •	79	78
5.684% due 10/25/2034 •	917	855
5.807% due 08/25/2034 •	2,411	2,425
Securitized Asset-Backed Receivables LLC Trust
4.534% due 10/25/2036 •	22,679	7,534
4.594% due 08/25/2036 •	2,081	678
4.774% due 08/25/2036 •	16	5
5.094% due 08/25/2035 •	31	23
5.394% due 01/25/2036 •	192	182
5.484% due 03/25/2035 •	31	31
Specialty Underwriting & Residential Finance Trust
4.574% due 11/25/2037 •	2,102	1,145
4.734% due 06/25/2037 •	35	21
4.734% due 09/25/2037 •	250	172
4.784% due 04/25/2037 •	2,567	1,889
5.000% due 12/25/2036 •	170	168

		62,666

OTHER ABS 7.8%
Anchorage Credit Funding Ltd.
2.723% due 04/27/2039	700	666
2.871% due 01/28/2039	500	474
2.875% due 07/27/2039	500	470
3.000% due 01/21/2040	600	559
3.177% due 10/25/2038	1,200	1,151

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

3.900% due 07/28/2037		1,157	1,136
3.928% due 04/25/2038		600	589
4.300% due 07/25/2036		590	585
4.430% due 07/25/2037		478	473
4.620% due 04/25/2037		322	320
Ares CLO Ltd. 5.600% due 04/17/2033 •		6,700	6,722
Ascent Education Funding Trust 6.140% due 10/25/2050		763	780
Atlas Senior Loan Fund Ltd. 5.329% due 10/20/2034 •		2,500	2,500
Bankers Healthcare Group Securitization Trust 5.260% due 04/17/2036		3,000	3,027
Black Diamond CLO DAC 3.123% due 05/15/2032 •	EUR	4,916	5,790
Blackrock European CLO DAC 2.899% due 10/15/2031 •		2,806	3,296
BlueMountain CLO Ltd. 5.472% due 10/25/2030 •		$3,678	3,680
Cairn CLO DAC
2.856% due 01/31/2030 •	EUR	533	627
3.059% due 10/15/2031 •		2,113	2,485
Carlyle Euro CLO DAC 3.033% due 08/15/2032 •		7,605	8,920
CBAM Ltd. 5.651% due 04/20/2032 •		$595	596
Centerbridge Credit Funding Ltd. 3.164% due 07/25/2039		600	577
CRB Securitization Trust 6.960% due 10/20/2033		668	671
CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •	EUR	2,150	2,532
2.886% due 07/21/2030 •		234	276
3.391% due 10/23/2034 •		5,526	6,517
Diameter Capital CLO Ltd. 5.866% due 04/15/2037 •		$5,000	5,016
DLLAA LLC 5.930% due 07/20/2026		113	113
Euro-Galaxy CLO DAC 2.811% due 04/24/2034 •	EUR	3,139	3,690
Harvest CLO DAC 2.919% due 10/15/2031 •		1,426	1,680
Home Partners of America Trust 1.901% due 12/17/2026		$806	776
Invesco Euro CLO DAC 2.929% due 07/15/2031 •	EUR	740	871
Jubilee CLO DAC 2.929% due 04/15/2031 •		5,543	6,517
KKR CLO Ltd. 5.918% due 04/15/2031 •		$3,850	3,864
Man GLG Euro CLO DAC 2.665% due 12/15/2031 •	EUR	3,044	3,575
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		$4	4
Navesink CLO Ltd. 5.526% due 04/15/2036 •		5,300	5,303
Navient Private Education Refi Loan Trust 3.480% due 04/15/2060		2,991	2,796
Nelnet Student Loan Trust
4.874% due 09/27/2066 •		517	517
6.502% due 02/20/2041 •		783	801
6.640% due 02/20/2041		714	740
Octagon Investment Partners Ltd.
5.309% due 01/20/2035 •		2,200	2,188
5.419% due 10/20/2030 •		2,117	2,119
Oportun Issuance Trust 5.860% due 02/09/2032		915	916
OZLM Ltd.
5.981% due 07/20/2032 •		6,650	6,661
6.231% due 07/20/2032 •		4,050	4,065
Pagaya AI Debt Grantor Trust
5.329% due 10/15/2032		5,100	5,111
5.628% due 07/15/2032		5,650	5,682
Pagaya AI Debt Trust
5.373% due 01/17/2033		1,800	1,804
6.258% due 10/15/2031		967	973
6.660% due 07/15/2031		728	733
7.549% due 07/15/2031		52	52
7.573% due 08/15/2031		2,767	2,801
Pikes Peak CLO 5.489% due 10/11/2034 •		3,400	3,403
Reach ABS Trust
5.340% due 08/16/2032		1,000	1,005
6.300% due 02/18/2031		80	80
Romark Credit Funding Ltd. 2.625% due 10/25/2039		500	470

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Sculptor European CLO DAC 3.329% due 10/15/2034 •	EUR	11,010	12,942
SLM Student Loan Trust 2.558% due 10/25/2039 •		604	664
SMB Private Education Loan Trust
1.310% due 07/17/2051		$4,057	3,805
4.550% due 02/16/2055		9,242	9,115
5.853% due 11/15/2052 •		1,019	1,030
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		424	408
Upstart Pass-Through Trust 3.800% due 04/20/2030		584	582
Upstart Securitization Trust 5.500% due 06/20/2032		806	806
Venture CLO Ltd. 5.581% due 07/20/2030 •		1,048	1,046
Vibrant CLO Ltd. 6.231% due 07/20/2032 •		9,125	9,145
Wellfleet CLO Ltd. 5.465% due 04/20/2034		1,900	1,900

			171,188

Total Asset-Backed Securities (Cost $684,172)			637,183

SOVEREIGN ISSUES 8.6%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	5,825,000	6,054
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (e)	BRL	7,400	1,361
0.000% due 10/01/2025 (e)		36,700	6,516
0.000% due 04/01/2026 (e)		207,900	34,469
Colombian TES 6.000% due 04/28/2028	COP	29,655,000	6,533
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	4,000	3,064
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	37,900	1,779
Egypt Government International Bond 21.954% due 03/04/2028	EGP	169,400	3,369
Mexican Bonos
8.000% due 11/07/2047	MXN	48,800	2,169
8.500% due 03/01/2029		43,300	2,304
Mexican Udibonos
2.750% due 11/27/2031 (f)		49,305	2,329
3.000% due 12/03/2026 (f)		107,111	5,591
4.000% due 11/30/2028 (f)		22,612	1,181
4.000% due 08/24/2034 (f)		219,152	10,866
Mexico Government International Bond
6.625% due 01/29/2038 (c)		$700	712
6.875% due 05/13/2037		1,400	1,464
7.375% due 05/13/2055		500	517
Peru Government International Bond
5.400% due 08/12/2034	PEN	41,300	11,036
6.150% due 08/12/2032		126,900	37,055
6.850% due 08/12/2035		700	204
6.950% due 08/12/2031		4,641	1,425
7.300% due 08/12/2033		14,100	4,343
Republic of Poland Government International Bond 4.750% due 07/25/2029	PLN	26,100	7,235
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	54,500	2,832
8.000% due 01/31/2030		73,400	4,077
8.250% due 03/31/2032		33,700	1,818
8.500% due 01/31/2037		44,000	2,164
9.000% due 01/31/2040		200,500	9,793
Saudi Government International Bond 5.625% due 01/13/2035		$11,700	12,213
Turkiye Government International Bond
49.053% due 05/20/2026 ~	TRY	800	20
49.053% due 08/19/2026 ~		700	18
49.053% due 05/17/2028 ~		104,700	2,551

Total Sovereign Issues (Cost $176,195)			187,062

SHORT-TERM INSTRUMENTS 44.9%
COMMERCIAL PAPER 5.6%
Air Lease Corp.
4.820% due 07/02/2025 (c)		$280	280
4.840% due 07/08/2025		2,650	2,647
4.840% due 07/15/2025		8,000	7,984
Alimentation Couche-Tard, Inc.
4.640% due 07/29/2025		1,410	1,405
4.670% due 07/02/2025		10,750	10,747

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Canadian Natural Resources Ltd. 4.870% due 07/25/2025 (c)		1,090	1,086
CBRE Services, Inc. 4.690% due 07/10/2025		2,180	2,177
Crown Castle, Inc. 5.030% due 07/22/2025		13,480	13,439
CVS Health Corp. 4.920% due 07/14/2025		10,650	10,630
HCA, Inc.
4.950% due 08/15/2025		5,310	5,277
5.000% due 08/22/2025		8,350	8,290
JABIL, Inc.
4.850% due 07/14/2025		550	549
4.860% due 07/02/2025		8,620	8,617
Jones Lang LaSalle Finance BV
4.650% due 07/09/2025		1,330	1,328
4.720% due 07/09/2025		2,950	2,947
4.720% due 07/14/2025		6,500	6,488
Mondelez International, Inc. 4.570% due 08/11/2025		5,360	5,332
NextEra Energy Capital Holdings, Inc.
4.610% due 08/25/2025 (c)		9,670	9,601
4.610% due 08/28/2025 (c)		1,300	1,290
RTX Corp.
4.630% due 07/16/2025		3,930	3,922
4.660% due 07/15/2025		6,870	6,857
Volkswagen Group of America Finance LLC 4.670% due 07/02/2025		10,770	10,767

			121,660

		SHARES
MUTUAL FUNDS 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (g)		9,657,508	9,658

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 38.2%			834,400

NIGERIA TREASURY BILLS 0.1%
30.968% due 06/26/2026 - 06/29/2026 (d)(e)	NGN	4,219,813	2,214

U.S. TREASURY BILLS 0.5%
4.295% due 07/03/2025 - 09/11/2025 (d)(e)(l)		$11,538	11,532

Total Short-Term Instruments (Cost $979,366)			979,464

Total Investments in Securities (Cost $3,663,269)			3,609,073

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		3,215	31

Total Short-Term Instruments (Cost $31)			31

Total Investments in Affiliates (Cost $31)			31

Total Investments 165.4% (Cost $3,663,300)			$3,609,104
Financial Derivative Instruments (i)(k) 0.6%(Cost or Premiums, net $14,665)			13,497
Other Assets and Liabilities, net (66.0)%			(1,440,503)

Net Assets 100.0%			$2,182,098

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$66,900	U.S. Treasury Notes 3.625% due 03/31/2028	$(68,345)	$66,900	$66,908
4.440	07/01/2025	07/02/2025	384,000	U.S. Treasury Notes 4.125% due 10/31/2029	(392,249)	384,000	384,000
4.450	06/30/2025	07/01/2025	373,800	U.S. Treasury Notes 4.125% due 02/15/2027	(381,447)	373,800	373,846
BPS	4.430	06/30/2025	07/01/2025	100	U.S. Treasury Notes 1.625% due 05/15/2031	(102)	100	100
FICC STR	4.400	06/30/2025	07/01/2025	9,600	U.S. Treasury Notes 0.000% due 06/30/2027	(9,792)	9,600	9,601

Total Repurchase Agreements	$(851,935)	$834,400	$834,455

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$97,800	$(87,493)	$(88,037)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2055	35,120	(32,403)	(32,660)

Total Short Sales (5.5)%	$(119,896)	$(120,697)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(1,604) at a weighted average interest rate of 4.126%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	1	$153	$(1)	$0	$(1)
Euro-Buxl 30-Year Bond September Futures	09/2025	1	140	(3)	0	0
U.S. Treasury 2-Year Note September Futures	09/2025	435	90,490	324	24	0
U.S. Treasury 5-Year Note September Futures	09/2025	1,740	189,660	1,531	231	0
U.S. Treasury Long-Term Bond September Futures	09/2025	273	31,523	965	273	0

$2,816	$528	$(1)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2025	1,260	$(141,278)	$(2,209)	$0	$(393)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	394	(45,021)	(796)	0	(191)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	398	(47,412)	(802)	0	(535)

$(3,807)	$0	$(1,119)

Total Futures Contracts	$(991)	$528	$(1,120)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.239%	$5,000	$37	$(17)	$20	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359	5,700	74	(19)	55	0	(1)
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	1,900	11	(2)	9	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164	800	5	(1)	4	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	1.053	3,100	(61)	51	(10)	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	$5,100	35	11	46	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	500	6	1	7	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.241	600	2	0	2	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290	1,300	8	1	9	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.107	EUR	200	1	0	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.349	13,300	160	(107)	53	2	0

$278	$(82)	$196	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$111,230	$(2,539)	$0	$(2,539)	$0	$(56)
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030	344,000	(5,795)	(1,929)	(7,724)	0	(190)

$(8,334)	$(1,929)	$(10,263)	$0	$(246)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	188,697	$(4,224)	$1,878	$(2,346)	$0	$(10)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	800	(4)	36	32	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	500	(2)	14	12	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055	JPY	1,310,000	17	(446)	(429)	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$137,320	(316)	180	(136)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	119,600	0	52	52	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	109,250	1,089	(606)	483	0	(85)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		136,730	0	1,868	1,868	156	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,200	(6)	(48)	(54)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		94,750	1,270	596	1,866	0	(151)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		65,390	802	8,127	8,929	0	(103)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		106,530	888	(631)	257	0	(197)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		30,700	89	(426)	(337)	0	(72)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		121,830	7,706	(2,688)	5,018	0	(368)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		4,600	(16)	(54)	(70)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		77,250	(478)	251	(227)	0	(299)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		800	(3)	24	21	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		1,700	(5)	38	33	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		1,400	(4)	20	16	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		800	(2)	12	10	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		1,100	(3)	20	17	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		1,500	(4)	29	25	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		1,500	(4)	29	25	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		1,900	(5)	48	43	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		2,900	(8)	99	91	11	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		800	(2)	29	27	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		1,700	(5)	61	56	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		1,300	(5)	(28)	(33)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		750	(3)	(9)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,400	(5)	(20)	(25)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		600	(2)	(7)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,800	(6)	(21)	(27)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,500	(5)	(21)	(26)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,500	(4)	(22)	(26)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,200	(6)	(46)	(52)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,600	(8)	(44)	(52)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,800	(5)	(24)	(29)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		2,600	(13)	26	13	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		43,400	718	(164)	554	0	(226)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/18/2040		8,000	360	4	364	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		24,400	381	341	722	0	(152)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		22,900	349	641	990	0	(158)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		15,650	0	299	299	124	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		16,280	0	331	331	129	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		26,400	1,424	3,932	5,356	0	(179)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		24,890	(558)	2,425	1,867	0	(197)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		67,460	1,045	4,313	5,358	0	(539)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		34,600	(4,593)	489	(4,104)	268	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	9,400	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		81,800	0	(43)	(43)	8	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		27,000	0	(6)	(6)	5	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		65,600	(1)	102	101	96	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		5,200	0	9	9	8	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		135,000	26	140	166	122	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	29,000	568	120	688	0	(54)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	26,233,300	0	162	162	1	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	1,300	(3)	(8)	(11)	1	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		2,500	(5)	(9)	(14)	3	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		1,000	(3)	(29)	(32)	2	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		400	(1)	(11)	(12)	1	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		800	(2)	(13)	(15)	2	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,100	(3)	(17)	(20)	2	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		900	(2)	5	3	2	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		900	(2)	(3)	(5)	0	(2)
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		900	(3)	10	7	2	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,000	(4)	11	7	2	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		800	(3)	6	3	2	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		900	(3)	16	13	2	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	26,100	0	(250)	(250)	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	61,000	34	1,591	1,625	0	(69)
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	5,825,000	0	(99)	(99)	0	(5)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	42,200	0	(27)	(27)	9	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	6,180	1	(12)	(11)	0	(7)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		600	(3)	(51)	(54)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		600	(3)	(52)	(55)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		900	(4)	(63)	(67)	2	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(59)	(62)	2	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(50)	(53)	2	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		700	(2)	(7)	(9)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,100	(3)	(39)	(42)	0	(2)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,000	(3)	22	19	2	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		1,300	(3)	(19)	(22)	0	(3)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		900	(2)	(10)	(12)	0	(2)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,000	(3)	5	2	0	(2)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		900	(2)	(4)	(6)	0	(2)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		700	(2)	(7)	(9)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		62,540	(2,094)	(299)	(2,393)	0	(127)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		25,700	2,017	1,130	3,147	98	0
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	31,300	0	(9)	(9)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		42,900	0	(15)	(15)	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		3,900	0	1	1	1	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		44,700	0	(111)	(111)	0	(5)
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		42,900	0	(159)	(159)	0	(11)
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		31,300	0	(113)	(113)	0	(8)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		22,000	1	15	16	6	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		$13,100	0	(18)	(18)	1	0
Receive	CPURNSA	2.522	Maturity	03/27/2030		38,600	0	(97)	(97)	4	0
Pay	CPURNSA	2.581	Maturity	05/16/2030		11,800	0	61	61	0	0

							$6,316	$22,599	$28,915	$1,182	$(3,237)

Total Swap Agreements							$(1,740)	$20,588	$18,848	$1,185	$(3,484)

(j)	Securities with an aggregate market value of $40,716 and cash of $40,847 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CNH	40,044		$5,558	$0	$(42)
	07/2025		$32,873	AUD	50,605	433	0
	07/2025		50	CHF	40	0	0
	07/2025		1,835	NZD	3,049	24	0
	08/2025	AUD	50,605		$32,892	0	(434)
	08/2025	CHF	40		50	0	0
	08/2025	CNH	54,441		7,569	0	(65)
	08/2025	NZD	3,050		1,837	0	(24)
BOA	07/2025	AUD	889		579	0	(6)
	07/2025	BRL	10,879		1,994	0	(9)
	07/2025	EUR	151,600		172,377	0	(6,201)
	07/2025	IDR	79,186,533		4,878	0	(5)
	07/2025	JPY	533,300		3,709	6	0
	07/2025	PEN	1,600		440	0	(11)
	07/2025		$1,899	BRL	10,879	103	0
	07/2025		3,030	CHF	2,477	92	0
	07/2025		2,555	EUR	2,232	74	0
	07/2025		6,503	IDR	105,685,957	10	0
	07/2025		3,925	KRW	5,349,921	33	0
	07/2025		3,308	PEN	11,991	77	0
	07/2025		614	SGD	786	4	0
	08/2025	CNH	5,774		$808	0	(1)
	08/2025	SGD	784		614	0	(4)
	08/2025	TWD	870		27	0	(4)
	08/2025		$934	CNH	6,680	2	0
	08/2025		2,228	TWD	72,688	299	0
	10/2025		877	PEN	3,239	34	0
	12/2025	PEN	12,035		$3,308	0	(74)
BPS	07/2025	BRL	59,186		10,520	0	(374)
	07/2025	IDR	79,140,195		4,850	0	(26)
	07/2025	INR	1,201,045		13,980	0	(30)
	07/2025	KRW	14,851		11	0	0
	07/2025	SEK	3,170		330	0	(5)
	07/2025	THB	2,254		68	0	(1)
	07/2025	TRY	50,740		1,235	0	(11)
	07/2025	TWD	170,513		5,247	0	(623)
	07/2025		$10,718	BRL	59,186	176	0
	07/2025		3,203	IDR	52,270,025	20	0
	07/2025		6,700	KRW	9,090,476	21	0
	07/2025		260	THB	8,516	2	0
	07/2025		13,698	TWD	407,429	302	0
	08/2025	CNH	12,743		$1,784	0	(3)
	08/2025	CZK	4,145		186	0	(12)
	08/2025	JPY	65,429		455	0	(1)
	08/2025	PEN	37,824		10,204	0	(458)
	08/2025	TWD	528,838		16,310	0	(2,075)
	08/2025		$2,353	CNH	17,221	62	0
	08/2025		2,132	INR	185,287	25	0
	08/2025		9,706	TWD	308,971	1,035	0
	10/2025	BRL	24,400		$4,075	0	(314)
	10/2025		$4,030	BRL	24,600	395	0
BRC	07/2025	AUD	1,027		$664	0	(12)
	07/2025	BRL	9,376		1,683	0	(43)
	07/2025	CHF	495		609	0	(15)
	07/2025	ILS	15,164		4,355	0	(147)
	07/2025	KRW	353,124		258	0	(3)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	NOK	4,993		491	0	(5)
	07/2025	PLN	973		260	0	(10)
	07/2025	TRY	61,909		1,511	0	(18)
	07/2025		$1,718	BRL	9,376	8	0
	07/2025		58,237	GBP	42,802	515	0
	07/2025		2,160	ILS	7,292	5	0
	07/2025		29	KRW	39,615	1	0
	07/2025		4,629	TRY	190,508	53	0
	07/2025	ZAR	192,754		$10,664	0	(207)
	08/2025	CZK	40,906		1,839	0	(113)
	08/2025	GBP	42,802		58,245	0	(516)
	08/2025	PEN	16,967		4,599	0	(184)
	08/2025		$1,679	CNH	12,191	30	0
	08/2025		18	TRY	742	0	0
	12/2025		384		18,029	8	0
BSH	07/2025	BRL	50,000		$9,073	0	(130)
	07/2025	DKK	28,668		4,366	0	(160)
	07/2025	PEN	29,315		7,862	0	(410)
	07/2025		$9,162	BRL	50,000	41	0
	07/2025		448	PEN	1,599	4	0
	08/2025		9,073	BRL	50,382	129	0
	08/2025		1,147	PEN	4,060	0	(2)
	09/2025	PEN	7,476		$2,051	0	(55)
	09/2025		$59	PEN	214	1	0
	11/2025	PEN	6,557		$1,784	0	(59)
	12/2025		4,075		1,147	2	0
CBK	07/2025	BRL	316,238		57,950	0	(256)
	07/2025	CAD	16		11	0	0
	07/2025	DKK	1,655		254	0	(8)
	07/2025	EUR	1,444		1,675	0	(26)
	07/2025	JPY	91,300		636	3	0
	07/2025	KRW	25,140,415		18,324	0	(272)
	07/2025	PEN	4,279		1,163	0	(44)
	07/2025	SGD	32		25	0	0
	07/2025	THB	117,958		3,547	0	(85)
	07/2025	TWD	295,943		9,096	0	(1,093)
	07/2025		$5,669	AUD	8,679	44	0
	07/2025		54,469	BRL	316,238	3,737	0
	07/2025		1,019	EUR	883	21	0
	07/2025		2,717	IDR	44,247,413	11	0
	07/2025		1,429	JPY	203,500	0	(16)
	07/2025		279	KRW	376,619	0	0
	07/2025		9,601	PEN	34,137	37	(5)
	07/2025		11,197	SEK	106,122	20	0
	07/2025		7,156	SGD	9,190	72	0
	07/2025		20,467	TWD	608,283	475	0
	08/2025	CNH	12,749		$1,774	0	(14)
	08/2025	PEN	4,560		1,254	0	(33)
	08/2025	SEK	105,893		11,197	0	(20)
	08/2025	TWD	368,163		11,292	0	(1,506)
	08/2025		$18,887	CNH	135,406	101	0
	08/2025		15,962	INR	1,375,788	61	(6)
	09/2025	MXN	4,564		$238	0	(3)
	09/2025	PEN	33,663		9,455	5	(33)
	09/2025		$3,251	PEN	12,021	135	0
	10/2025	PEN	7,315		$1,970	0	(88)
	12/2025		51,330		13,943	0	(478)
CIB	08/2025		$2,291	CNH	16,683	48	0
DUB	07/2025	ILS	7,364		$2,125	0	(62)
	07/2025	KRW	1,731,111		1,277	0	(3)
	07/2025	SGD	120		94	0	(1)
	07/2025		$3,498	DKK	22,278	19	0
	07/2025		182,145	EUR	157,008	2,803	0
	07/2025		128	IDR	2,082,358	0	0
	07/2025		302	TWD	8,967	7	0
	08/2025	CNH	94,344		$13,125	0	(105)
	08/2025	DKK	22,224		3,498	0	(19)
	08/2025	EUR	156,664		182,145	0	(2,800)
	08/2025		$1,311	CNH	9,389	6	0
	08/2025		7,399	INR	638,432	34	0
	09/2025	MXN	36,880		$1,913	0	(37)
	09/2025	PEN	203		56	0	(2)
FAR	07/2025	AUD	55,899		36,066	0	(724)
	07/2025	BRL	213,784		37,498	0	(1,851)
	07/2025	CHF	32,953		40,017	0	(1,514)
	07/2025	CNH	20,370		2,834	0	(14)
	07/2025	JPY	4,315,890		30,085	114	0
	07/2025	KRW	8,673,841		6,407	0	(6)
	07/2025	PEN	11,997		3,263	0	(124)
	07/2025	SEK	102,886		10,742	0	(133)
	07/2025	SGD	304		237	0	(3)
	07/2025		$39,175	BRL	213,784	173	0
	07/2025		38,931	CHF	31,167	349	0
	07/2025		4,758	DKK	30,279	23	0
	07/2025		20,460	JPY	2,978,107	221	0
	07/2025		6,407	KRW	8,670,810	7	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		1,985	PLN	7,321	45	0
	07/2025		493	SGD	629	1	0
	08/2025	CHF	31,039		$38,931	0	(350)
	08/2025	CNH	13,449		1,879	0	(6)
	08/2025	DKK	30,205		4,758	0	(23)
	08/2025	JPY	2,967,155		20,460	0	(221)
	08/2025	SGD	724		569	0	(2)
	08/2025		$3,536	INR	305,770	24	0
	09/2025	MXN	388,387		$19,946	0	(584)
	09/2025		$3,116	BRL	17,476	51	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	11,291		$3,084	0	(90)
GLM	07/2025	BRL	31,600		5,711	0	(105)
	07/2025	TWD	29,722		914	0	(110)
	07/2025		$5,739	BRL	31,600	78	0
	07/2025		644	IDR	10,495,675	3	0
	07/2025		192	SGD	244	1	0
	07/2025		89	TWD	2,880	11	0
	07/2025	ZAR	803		$44	0	(1)
	08/2025	CNH	14,477		2,019	0	(11)
	08/2025	SGD	244		192	0	(1)
	08/2025		$1,006	CNH	7,259	12	0
	08/2025		96	HUF	34,777	6	0
	09/2025		4,922	BRL	27,714	101	0
	10/2025	BRL	36,900		$6,068	0	(569)
	12/2025	PEN	7,317		1,990	0	(66)
	04/2026	BRL	31,600		5,362	0	(74)
JPM	07/2025		57,587		10,553	0	(47)
	07/2025	CHF	189		231	0	(8)
	07/2025	CNH	38,593		5,347	0	(50)
	07/2025	DKK	22,216		3,365	0	(143)
	07/2025	GBP	39,192		52,799	0	(998)
	07/2025	KRW	1,290,681		944	0	(11)
	07/2025	NZD	3,050		1,819	0	(40)
	07/2025	PLN	10,453		2,783	0	(116)
	07/2025	SGD	8,066		6,279	0	(64)
	07/2025	TWD	173,156		5,327	0	(635)
	07/2025		$10,332	BRL	57,587	268	0
	07/2025		3,572	PLN	13,204	90	0
	07/2025		402	SGD	514	3	0
	07/2025		1,256	TWD	37,274	28	0
	07/2025	ZAR	54,654		$3,058	0	(24)
	08/2025	CNH	50,193		6,975	0	(64)
	08/2025	SGD	513		402	0	(3)
	08/2025	TWD	317,265		9,727	0	(1,302)
	08/2025		$3,098	INR	268,254	25	0
	08/2025		2,481	TWD	81,327	346	0
	04/2026	BRL	176,300		$29,863	0	(466)
MBC	07/2025	AUD	1,469		947	0	(20)
	07/2025	CAD	35,603		25,922	0	(223)
	07/2025	CHF	47		57	0	(2)
	07/2025	CNH	24,289		3,374	0	(22)
	07/2025	EUR	9,785		11,214	0	(313)
	07/2025	GBP	3,610		4,886	0	(69)
	07/2025	HKD	40,608		5,192	11	0
	07/2025	JPY	197,129		1,372	3	0
	07/2025	PLN	7,473		1,996	0	(77)
	07/2025	SGD	19,377		15,104	0	(135)
	07/2025	THB	59,213		1,789	0	(34)
	07/2025	TWD	82,952		2,545	0	(311)
	07/2025		$25,969	CAD	35,627	193	0
	07/2025		3,120	EUR	2,705	66	0
	07/2025		615	IDR	9,987,111	1	0
	07/2025		10,601	SGD	13,709	181	0
	07/2025		43	TWD	1,274	1	0
	08/2025	CAD	22,790		$16,607	0	(157)
	08/2025	CNH	18,553		2,568	0	(34)
	08/2025	EUR	1,151		1,353	0	(6)
	08/2025	GBP	1,396		1,912	0	(4)
	08/2025	INR	143,447		1,671	1	0
	08/2025	JPY	3,345		23	0	0
	08/2025	SGD	13,678		10,601	0	(183)
	08/2025	TWD	129,484		3,997	0	(504)
	08/2025		$1,333	CNH	9,617	16	0
MYI	07/2025	BRL	89,100		$15,178	0	(1,221)
	07/2025	JPY	97,495		675	0	(2)
	07/2025		$16,327	BRL	89,100	72	0
	07/2025		6,871	JPY	1,001,473	83	0
	07/2025		2,110	NOK	21,282	2	0
	07/2025		10	PLN	38	0	0
	08/2025	CNH	13,708		$1,915	0	(7)
	08/2025	JPY	997,791		6,871	0	(83)
	08/2025	NOK	21,278		2,110	0	(2)
	09/2025	COP	28,577,401		6,929	8	0
	09/2025		$5,438	MXN	103,998	59	0
SCX	07/2025	ILS	112		$32	0	(1)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	JPY	552,400	3,879	43	0
07/2025	PEN	17,850	4,788	0	(247)
07/2025	TWD	7,104	244	0	(1)
07/2025	$2,996	IDR	48,812,065	14	0
07/2025	77	JPY	11,156	0	0
07/2025	2,117	SGD	2,730	31	0
07/2025	2,250	THB	73,079	0	0
07/2025	7,163	TWD	208,927	30	0
08/2025	CNH	54,941	$7,674	0	(30)
08/2025	JPY	11,115	77	0	0
08/2025	SGD	2,724	2,117	0	(31)
08/2025	TWD	46,485	1,425	0	(191)
08/2025	$8,156	CNH	59,000	117	0
08/2025	2,495	INR	214,212	0	(1)
SOG	07/2025	BRL	4,290	$776	0	(14)
07/2025	$786	BRL	4,290	4	0
07/2025	11,451	JPY	1,652,904	27	0
07/2025	221	NOK	2,216	0	(1)
08/2025	JPY	1,646,838	$11,451	0	(28)
08/2025	NOK	2,215	221	1	0
08/2025	TWD	106,043	3,504	0	(182)
08/2025	$5	HUF	1,641	0	0
08/2025	14	INR	1,234	0	0
UAG	07/2025	CLP	5,593,558	$5,958	0	(47)
07/2025	ILS	1,114	311	0	(20)
07/2025	JPY	63,614	439	0	(2)
07/2025	KRW	267,856	198	0	(1)
07/2025	NOK	18,503	1,822	0	(14)
07/2025	THB	9,402	283	0	(7)
07/2025	$198	KRW	267,986	1	0
08/2025	TWD	21,240	$718	0	(20)
08/2025	$6,311	CNH	45,556	77	0
09/2025	275	MXN	5,322	7	0
12/2025	TRY	18,029	$384	0	(8)

Total Forward Foreign Currency Contracts	$14,694	$(34,725)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	246,600	$1,187	$853
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	45,400	11	0

Total Purchased Options	$1,198	$853

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	2,400	$(3)	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	5,800	(6)	(1)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	2,700	(3)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	3,000	(4)	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,600	(3)	0

$(19)	$(1)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	3,300	$(109)	$(90)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	246,600	$(440)	$(145)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	246,600	(734)	(343)

$(1,174)	$(488)

Total Written Options	$(1,302)	$(579)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$1,988	$0	$11	$11	$0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	841	0	5	5	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490%	500	(4)	2	0	(2)
JPM	Hochtief AG	5.000	Quarterly	12/20/2025	0.167	EUR	1,600	370	(324)	46	0

$366	$(306)	$62	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	8,564	$1,662	$197	$1,859	$0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	13,979	2,748	286	3,034	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	6,202	1,238	108	1,346	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	51,386	10,604	551	11,155	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$7,100	(109)	46	0	(63)

$16,143	$1,188	$17,394	$(63)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RADMFUNT Index	2,651	4.670% (FEDL01 plus a specified spread)	Monthly	08/06/2025	$5,718	$0	$(20)	$0	$(20)
Receive	RU20INTR Index	453	4.560%	Monthly	08/06/2025	5,366	0	(13)	0	(13)
Receive	RU20INTR Index	1,078	4.730%	Monthly	10/01/2025	12,769	0	(45)	0	(45)
Receive	RADMFENT Index	3,984	5.050% (FEDL01 plus a specified spread)	Monthly	10/15/2025	7,412	0	(27)	0	(27)
Receive	RADMFENT Index	7,621	5.070% (FEDL01 plus a specified spread)	Monthly	11/05/2025	14,178	0	(50)	0	(50)
Receive	RADMFXNT Index	1,685	4.810% (FEDL01 plus a specified spread)	Monthly	11/05/2025	3,634	0	(13)	0	(13)
Receive	RADMFXNT Index	6,685	4.860% (FEDL01 plus a specified spread)	Monthly	11/05/2025	14,419	0	(44)	0	(44)
Receive	RADMFENT Index	30,497	5.010% (FEDL01 plus a specified spread)	Monthly	02/04/2026	56,736	0	(206)	0	(206)
Receive	RADMFENT Index	16,192	5.070%	Monthly	03/04/2026	30,123	0	(109)	0	(109)
Receive	RADMFENT Index	15,744	4.990%	Monthly	04/15/2026	29,290	0	(104)	0	(104)
Receive	RADMFENT Index	14,573	4.920%	Monthly	05/20/2026	27,112	0	(135)	0	(135)
CBK	Receive	NDDUEAFE Index	11,312	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	109,198	0	(388)	0	(388)
GST	Receive	RADMFENT Index	6,003	5.020% (FEDL01 plus a specified spread)	Monthly	11/05/2025	11,168	0	(41)	0	(41)
Receive	NDDUEAFE Index	1,017	4.700%	Monthly	06/10/2026	9,817	0	(23)	0	(23)
JPM	Receive	ERAUSLT Index	9,695	4.800%	Monthly	07/02/2025	68,872	0	1,554	1,554	0
Receive	NDDUEAFE Index	13,553	4.400%	Monthly	07/02/2025	128,010	0	2,396	2,396	0
Receive	RADMFENT Index	24,798	4.610%	Monthly	07/02/2025	52,287	0	1,020	1,020	0
Receive	RADMFENT Index	62,649	5.000%	Monthly	07/02/2025	110,245	0	5,894	5,894	0
Receive	RADMFUNT Index	10,191	4.510% (FEDL01 plus a specified spread)	Monthly	07/09/2025	26,266	0	(89)	0	(89)
Receive	RADMFUNT Index	8,242	4.260%	Monthly	07/16/2025	21,243	0	(69)	0	(69)
Receive	ERAUSLT Index	50,976	4.580%	Monthly	08/06/2025	31,753	0	(110)	0	(110)
Receive	ERAUSLT Index	55,561	4.650%	Monthly	09/03/2025	34,609	0	(110)	0	(110)
Receive	RADMFENT Index	78,997	4.690%	Monthly	09/03/2025	170,391	0	(537)	0	(537)
Receive	RADMFENT Index	85,414	4.950% (FEDL01 plus a specified spread)	Monthly	09/03/2025	158,903	0	(574)	0	(574)
Receive	ERADXULT Index	2,034	5.230% (FEDL01 plus a specified spread)	Maturity	10/01/2025	5,462	0	511	511	0
Receive	RADMFXNT Index	16,072	4.690%	Monthly	05/20/2026	34,666	0	(168)	0	(168)
MBC	Receive	RU20INTR Index	1,929	4.770%	Monthly	07/09/2025	22,849	0	(82)	0	(82)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	Receive	ERADXULT Index	1,680	5.420% (FEDL01 plus a specified spread)	Monthly	11/05/2025	5,139	0	(37)	0	(37)
	Receive	ERAUSLT Index	493	4.800%	Monthly	02/04/2026	3,594	0	(13)	0	(13)
MEI	Receive	ERAEMLT Index	23,164	5.440% (FEDL01 plus a specified spread)	Monthly	07/02/2025	119,916	0	5,939	5,939	0
	Receive	ERAEMLT Index	19,525	5.650%	Monthly	07/02/2025	101,077	0	5,000	5,000	0
	Receive	ERADXULT Index	6,422	5.100%	Monthly	08/20/2025	19,643	0	(143)	0	(143)
	Receive	NDDUEAFE Index	14,853	4.610% (FEDL01 plus a specified spread)	Monthly	08/20/2025	143,380	0	(504)	0	(504)
	Receive	ERAEMLT Index	7,242	5.570% (FEDL01 plus a specified spread)	Monthly	01/07/2026	39,506	0	(163)	0	(163)
	Receive	ERAEMLT Index	4,454	5.605%	Monthly	03/04/2026	24,297	0	(99)	0	(99)
MYI	Receive	NDDUEAFE Index	3,758	4.400%	Monthly	07/09/2025	36,277	0	(119)	0	(119)
	Receive	ERAUSST Index	9,398	4.690% (FEDL01 plus a specified spread)	Monthly	07/16/2025	68,505	0	(243)	0	(243)
	Receive	ERADXULT Index	39,437	5.350%	Monthly	09/03/2025	120,628	0	(843)	0	(843)
	Receive	ERAUSLT Index	3,842	4.930%	Monthly	10/01/2025	2,393	0	(9)	0	(9)
	Receive	ERAUSLT Index	15,245	5.180% (FEDL01 plus a specified spread)	Monthly	11/12/2025	9,496	0	(38)	0	(38)
	Receive	ERAUSLT Index	4,546	5.270% (FEDL01 plus a specified spread)	Monthly	01/07/2026	13,905	0	(97)	0	(97)
	Receive	ERADXULT Index	17,721	5.355%	Monthly	04/01/2026	54,204	0	(379)	0	(379)
	Receive	ERADXULT Index	4,278	5.370%	Monthly	04/15/2026	13,085	0	(92)	0	(92)
	Receive	NDDUEAFE Index	954	4.680%	Monthly	05/20/2026	9,209	0	(45)	0	(45)
	Receive	NDDUEAFE Index	10,641	4.690%	Monthly	06/03/2026	102,720	0	(312)	0	(312)
RBC	Receive	RU20INTR Index	4,568	4.770%	Monthly	07/02/2025	51,318	0	2,597	2,597	0
	Receive	ERAUSST Index	2,264	4.910% (FEDL01 plus a specified spread)	Monthly	01/21/2026	16,503	0	(64)	0	(64)

								$0	$18,754	$24,911	$(6,157)

Total Swap Agreements								$16,509	$19,636	$42,367	$(6,222)

(l)

Securities with an aggregate market value of $9,115 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆				Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,627	$2,367	$5,994
Corporate Bonds & Notes
Banking & Finance	4,400	116,335	472	121,207
Industrials	0	27,233	0	27,233
Utilities	0	28,853	0	28,853
Municipal Bonds & Notes
California	0	975	0	975
Illinois	0	357	0	357
Nebraska	0	22	0	22
Ohio	0	56	0	56
Pennsylvania	0	5	0	5
Washington	0	669	0	669
U.S. Government Agencies	0	1,262,127	0	1,262,127
U.S. Treasury Obligations	0	169,770	0	169,770
Non-Agency Mortgage-Backed Securities	0	188,096	0	188,096
Asset-Backed Securities
Automobile Sequential	0	51,441	0	51,441
CMBS Other	0	60,221	0	60,221
Home Equity Other	0	291,656	0	291,656
Home Equity Sequential	0	11	0	11
Whole Loan Collateral	0	62,666	0	62,666
Other ABS	0	171,188	0	171,188
Sovereign Issues	0	187,062	0	187,062
Short-Term Instruments
Commercial Paper	280	121,380	0	121,660
Mutual Funds	0	9,658	0	9,658
Repurchase Agreements	0	834,400	0	834,400
Nigeria Treasury Bills	0	2,214	0	2,214
U.S. Treasury Bills	0	11,532	0	11,532

	$4,680	$3,601,554	$2,839	$3,609,073
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31	$0	$0	$31

Total Investments	$4,711	$3,601,554	$2,839	$3,609,104

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(120,697)	$0	$(120,697)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,713	0	1,713
Over the counter	0	57,898	16	57,914

	$0	$59,611	$16	$59,627
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(4,603)	0	(4,604)
Over the counter	0	(41,526)	0	(41,526)

	$(1)	$(46,129)	$0	$(46,130)

Total Financial Derivative Instruments	$(1)	$13,482	$16	$13,497

Totals	$4,710	$3,494,339	$2,855	$3,501,904

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 188.6% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.6%
Ally Financial, Inc. 8.000% due 11/01/2031		$176	$200
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		46	44
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	1,100	324
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	367
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	66	9
1.000% due 10/01/2050		2,888	357
1.500% due 10/01/2053		2,308	287
2.000% due 10/01/2053		3,943	520
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		3,932	477
Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
2.000% due 10/01/2053		11	1
Realkredit Danmark AS
1.500% due 10/01/2053		47,321	6,077
2.000% due 10/01/2053		1,759	214
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		9,907	1,470
UBS Group AG
1.000% due 06/24/2027 •	EUR	100	116
2.125% due 11/15/2029 •	GBP	100	127
2.875% due 04/02/2032 •	EUR	100	115
7.750% due 03/01/2029 •		200	265

			10,971

INDUSTRIALS 0.0%
VMware LLC 3.900% due 08/21/2027		$39	39

UTILITIES 0.0%
Verizon Communications, Inc.
2.355% due 03/15/2032		46	40
5.401% due 07/02/2037		282	284

			324

Total Corporate Bonds & Notes (Cost $12,732)			11,334

U.S. GOVERNMENT AGENCIES 19.9%
Fannie Mae
4.670% due 06/25/2048 •		2,840	2,782
4.850% due 10/25/2036 •		1	1
4.870% due 08/25/2037 •		34	34
5.335% due 06/25/2055 •		1,787	1,796
5.455% due 03/25/2055 •		2,161	2,162
5.465% due 03/25/2055 •		1,907	1,907
5.697% due 09/01/2044 - 10/01/2044 •		1	2
7.018% due 05/01/2038 •		155	161
Freddie Mac
2.920% due 01/25/2026		706	698
4.798% due 07/15/2036 •		14	13
4.868% due 05/15/2032 - 09/15/2042 •		82	81
5.018% due 12/15/2037 •		17	17
5.038% due 10/15/2037 •		32	32
5.245% due 11/25/2054 •		10,193	10,172
5.255% due 10/25/2054 - 03/25/2055 •		3,357	3,339
5.455% due 03/25/2055 •		4,442	4,445
6.564% due 07/01/2036 •		4	4
6.901% due 10/01/2036 •		1	1
7.195% due 09/01/2036 •		1	1
Ginnie Mae
0.000% due 10/16/2053 ~(a)		72	0
3.500% due 06/20/2052 - 06/20/2055		105,190	95,905
4.739% due 10/20/2043 •		202	196

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

4.832% due 02/20/2049 •	324	316
5.202% due 07/20/2073 •	18,306	18,408
5.402% due 05/20/2073 •	389	395
5.461% due 08/20/2068 •	539	542
U.S. Small Business Administration
5.160% due 02/01/2028	1	1
5.310% due 05/01/2027	1	1
5.510% due 11/01/2027	1	1
5.820% due 06/01/2026	1	1
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	1	1
Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 05/01/2052	330	297
4.000% due 09/01/2048 - 01/01/2053	2,242	2,091
4.500% due 07/01/2052 - 09/01/2052	883	847
5.500% due 08/01/2054	35,489	35,516
6.000% due 02/01/2054 - 03/01/2054	17,911	18,225
6.500% due 10/01/2053 - 02/01/2054	388	402
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055	25,000	23,249
4.500% due 07/01/2055 - 08/01/2055	26,700	25,541
6.000% due 08/01/2055	51,500	52,288
6.500% due 08/01/2055	54,000	55,680

Total U.S. Government Agencies (Cost $354,288)		357,552

U.S. TREASURY OBLIGATIONS 106.7%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2026 (l)	5,467	5,407
0.125% due 07/15/2026 (j)	70,583	69,979
0.125% due 10/15/2026 (j)	55,405	54,775
0.125% due 04/15/2027 (l)	30,560	29,924
0.125% due 01/15/2030 (j)	52,674	49,725
0.125% due 07/15/2030 (j)	55,297	51,962
0.125% due 01/15/2031 (j)(n)	62,879	58,281
0.125% due 07/15/2031 (j)	71,460	65,786
0.125% due 01/15/2032 (j)	80,653	73,132
0.125% due 02/15/2051 (n)	18,986	10,352
0.125% due 02/15/2052 (n)	15,095	8,068
0.250% due 07/15/2029 (j)	53,545	51,433
0.250% due 02/15/2050	20,212	11,752
0.375% due 01/15/2027 (j)	44,484	43,881
0.375% due 07/15/2027 (j)(l)(n)	50,058	49,387
0.500% due 01/15/2028 (j)	57,860	56,793
0.625% due 07/15/2032 (j)	70,985	66,241
0.625% due 02/15/2043	20,838	15,501
0.750% due 07/15/2028 (j)	50,220	49,617
0.750% due 02/15/2042	25,510	19,827
0.750% due 02/15/2045	35,007	25,581
0.875% due 01/15/2029	35,051	34,515
0.875% due 02/15/2047	26,052	18,893
1.000% due 02/15/2046	22,607	17,145
1.000% due 02/15/2048	19,641	14,459
1.000% due 02/15/2049	18,181	13,204
1.125% due 01/15/2033 (j)	109,189	104,387
1.250% due 04/15/2028 (j)	62,452	62,347
1.375% due 07/15/2033 (j)	88,083	85,581
1.375% due 02/15/2044	29,397	24,704
1.500% due 02/15/2053	31,941	25,323
1.625% due 10/15/2027 (j)	65,619	66,447
1.625% due 10/15/2029 (j)	45,568	46,141
1.625% due 04/15/2030	31,539	31,776
1.750% due 01/15/2028 (l)	18,330	18,567
1.750% due 01/15/2034 (j)	64,906	64,373
1.875% due 07/15/2034 (j)	70,637	70,732
2.000% due 01/15/2026 (l)	30,456	30,510
2.125% due 04/15/2029 (j)	59,629	61,248
2.125% due 01/15/2035 (j)	70,335	71,525
2.125% due 02/15/2040	14,772	14,593
2.125% due 02/15/2041	14,190	13,900
2.125% due 02/15/2054	18,708	17,136
2.375% due 01/15/2027	35,470	36,068
2.375% due 10/15/2028 (j)	64,510	66,930
2.375% due 02/15/2055 (j)	10,369	10,033
2.500% due 01/15/2029	30,029	31,252
3.375% due 04/15/2032 (n)	132	147
3.875% due 04/15/2029 (l)(n)	911	995

Total U.S. Treasury Obligations (Cost $1,930,197)		1,920,335

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Alliance Bancorp Trust 4.914% due 07/25/2037 •	1,215	1,084
Banc of America Funding Trust 4.690% due 05/20/2036 ~	20	17

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
4.235% due 07/25/2036 ~		9	8
4.521% due 02/25/2036 ~		21	20
5.837% due 01/25/2035 ~		4	4
7.105% due 01/25/2035 ~		6	6
Bear Stearns ALT-A Trust 4.810% due 07/25/2035 ~		51	34
BX Trust 5.061% due 04/15/2039 •		3,205	3,202
Chase Mortgage Finance Trust
5.868% due 02/25/2037 ~		6	6
6.550% due 02/25/2037 ~		4	4
Citigroup Mortgage Loan Trust
6.310% due 11/25/2035 •		2	2
6.756% due 03/25/2034 ~		4	4
Countrywide Alternative Loan Trust
5.500% due 04/25/2035		938	765
5.500% due 11/25/2035		7	6
6.000% due 03/25/2037		654	224
6.500% due 09/25/2037		164	58
Countrywide Home Loan Mortgage Pass-Through Trust
4.788% due 08/20/2035 ~		78	74
4.924% due 11/20/2034 ~		14	14
5.500% due 01/25/2035		15	15
6.000% due 04/25/2036		39	19
Countrywide Home Loan Reperforming REMIC Trust 4.774% due 06/25/2035 •		3	3
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 5.134% due 10/25/2035 •		37	17
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.154% due 10/26/2036 ~		2	2
Deutsche Alt-A Securities Mortgage Loan Trust 5.169% due 04/25/2047 •		114	102
Eurosail-U.K. PLC 5.308% due 06/13/2045 •	GBP	46	63
First Horizon Alternative Mortgage Securities Trust
5.103% due 04/25/2035 ~		$11	11
6.000% due 02/25/2037		57	21
GSR Mortgage Loan Trust
4.729% due 01/25/2036 ~		5	5
4.985% due 11/25/2035 ~		4	4
HarborView Mortgage Loan Trust
4.692% due 03/19/2037 •		57	52
4.842% due 12/19/2036 •		760	597
4.872% due 05/19/2035 •		37	35
5.052% due 11/19/2035 •		22	15
5.112% due 06/20/2035 •		29	27
IndyMac INDA Mortgage Loan Trust 3.201% due 11/25/2035 ~		12	10
IndyMac INDX Mortgage Loan Trust
4.854% due 07/25/2036 •		70	67
4.994% due 07/25/2035 •		314	228
JP Morgan Alternative Loan Trust
4.834% due 06/25/2037 •		820	306
6.810% due 08/25/2036		85	84
MASTR Adjustable Rate Mortgages Trust 6.043% due 11/21/2034 ~		7	7
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.166% due 09/15/2030 •		1	1
Merrill Lynch Mortgage Investors Trust
4.744% due 06/25/2035 ~		9	9
5.415% due 12/25/2034 ~		3	3
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		373	358
OPEN Trust 7.401% due 11/15/2040 •		952	955
Residential Accredit Loans, Inc. Trust 6.000% due 09/25/2036		48	37
Residential Asset Securitization Trust
4.834% due 05/25/2035 •		132	80
5.750% due 03/25/2037		51	15
6.500% due 09/25/2036		897	272
Structured Adjustable Rate Mortgage Loan Trust
5.267% due 03/25/2036 ~		17	14
5.389% due 11/25/2034 •		45	41
Structured Asset Mortgage Investments Trust
4.854% due 05/25/2036 •		6	4
5.112% due 05/19/2035 •		3	2
Thornburg Mortgage Securities Trust 6.049% due 03/25/2037 •		142	100
WaMu Mortgage Pass-Through Certificates Trust
4.579% due 08/25/2036 ~		1	1
5.174% due 11/25/2034 •		12	12
5.174% due 01/25/2045 •		16	16
5.234% due 01/25/2045 •		16	16
5.323% due 01/25/2035 ~		3	2

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

5.387% due 06/25/2034 ~	2	2
6.924% due 10/25/2034 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035	9	7
Wells Fargo Mortgage-Backed Securities Trust 6.140% due 04/25/2036 ~	12	12

Total Non-Agency Mortgage-Backed Securities (Cost $10,231)		9,183

ASSET-BACKED SECURITIES 9.6%
CMBS OTHER 0.7%
Arbor Realty Commercial Real Estate Notes Ltd.
5.496% due 08/15/2034 •	1,186	1,187
5.776% due 11/15/2036 •	2,861	2,868
LoanCore Issuer Ltd. 5.726% due 07/15/2036 •	340	340
MF1 Ltd. 5.509% due 10/16/2036 •	5,017	5,017
Starwood Commercial Mortgage Trust 5.629% due 04/18/2038 •	3,129	3,120

		12,532

HOME EQUITY OTHER 1.6%
ACE Securities Corp. Home Equity Loan Trust
5.334% due 12/25/2034 •	39	36
5.559% due 04/25/2035 •	2,000	1,797
Argent Mortgage Loan Trust 4.914% due 05/25/2035 •	61	55
Asset-Backed Securities Corp. Home Equity Loan Trust 4.894% due 11/25/2036 •	341	333
Bear Stearns Asset-Backed Securities Trust 5.094% due 02/25/2036 •	547	543
BNC Mortgage Loan Trust 4.754% due 11/25/2036 •	383	375
Citigroup Mortgage Loan Trust 4.704% due 05/25/2037 •	2,400	2,273
Countrywide Asset-Backed Certificates 4.934% due 03/25/2037 •	85	83
Countrywide Asset-Backed Certificates Trust
4.574% due 07/25/2037 •	60	56
4.624% due 11/25/2037 •	2,125	2,022
4.714% due 05/25/2035 •	210	206
4.834% due 09/25/2037 •	16	14
4.914% due 05/25/2036 •	691	585
5.214% due 11/25/2034 •	19	18
5.469% due 12/25/2035 •	286	283
5.805% due 04/25/2036 ~	60	56
6.159% due 11/25/2034 •	2,920	2,616
Fremont Home Loan Trust
4.574% due 01/25/2037 •	172	89
4.704% due 10/25/2036 •	90	82
4.914% due 10/25/2036 •	631	252
5.274% due 03/25/2035 •	1,701	1,390
GSAMP Trust
4.834% due 11/25/2036 •	82	38
5.169% due 09/25/2035 •	4	4
5.409% due 03/25/2035 •	91	87
Home Equity Mortgage Loan Asset-Backed Trust
4.654% due 04/25/2037 •	80	62
5.014% due 11/25/2034 •	14	14
HSI Asset Securitization Corp. Trust 4.974% due 02/25/2036 •	26	26
Long Beach Mortgage Loan Trust 4.674% due 08/25/2036 •	69	28
MASTR Asset-Backed Securities Trust 4.774% due 06/25/2036 •	182	169
Merrill Lynch Mortgage Investors Trust
4.854% due 02/25/2037 •	1,279	361
5.154% due 10/25/2035 •	1,223	1,206
5.154% due 05/25/2036 •	1	1
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 10/25/2036 •	490	434
5.334% due 05/25/2034 •	1,238	1,196
5.469% due 07/25/2035 •	363	356
Option One Mortgage Loan Trust
4.574% due 03/25/2037 •	144	96
4.674% due 04/25/2037 •	2,646	1,292
4.714% due 01/25/2037 •	183	118
Ownit Mortgage Loan Trust 4.714% due 09/25/2037 •	4,025	3,604
Renaissance Home Equity Loan Trust
5.294% due 06/25/2033 •	1,259	1,138
5.294% due 01/25/2037 þ	7,262	2,216

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

5.534% due 09/25/2037 •		739	299
Residential Asset Securities Corp. Trust
4.714% due 09/25/2036 •		983	974
4.914% due 08/25/2036 •		261	231
Saxon Asset Securities Trust 4.744% due 09/25/2037 •		44	43
Securitized Asset-Backed Receivables LLC Trust 5.109% due 10/25/2035 •		1,354	1,309
Soundview Home Loan Trust
4.634% due 06/25/2037 •		646	440
5.384% due 10/25/2037 •		84	64
Structured Asset Securities Corp. Mortgage Loan Trust
5.004% due 10/25/2036 •		129	129
5.939% due 04/25/2035 •		1	1
Wells Fargo Home Equity Asset-Backed Securities Trust 6.834% due 12/25/2034 •		95	95

			29,195

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		751	713

WHOLE LOAN COLLATERAL 0.7%
Bear Stearns Asset-Backed Securities Trust 5.434% due 09/25/2046 •		25	22
Citigroup Mortgage Loan Trust 5.139% due 03/25/2037 •		4,100	3,955
Citigroup Mortgage Loan Trust, Inc. 4.929% due 10/25/2036 •		254	249
First Franklin Mortgage Loan Trust
5.139% due 11/25/2036 •		380	371
5.304% due 09/25/2035 •		135	134
IndyMac INDB Mortgage Loan Trust 4.574% due 07/25/2036 •		832	261
Lehman XS Trust 4.702% due 06/25/2036 þ		142	139
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.194% due 12/25/2035 •		306	302
Securitized Asset-Backed Receivables LLC Trust 4.934% due 05/25/2036 •		806	416
Specialty Underwriting & Residential Finance Trust
4.634% due 04/25/2037 •		2,575	1,893
4.754% due 09/25/2037 •		9,707	4,726

			12,468

OTHER ABS 6.5%
522 Funding CLO Ltd. 5.571% due 10/20/2031 •		323	324
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		3,000	3,001
Anchorage Capital CLO Ltd.
5.319% due 10/20/2034 •		2,800	2,801
5.712% due 04/22/2034 •		1,900	1,904
Arbour CLO DAC 3.473% due 05/15/2038 •	EUR	3,500	4,125
Bain Capital Credit CLO Ltd. 5.269% due 04/23/2035 •		$6,700	6,680
Bain Capital Euro CLO DAC 2.976% due 01/20/2032 •	EUR	1,106	1,300
Blackrock European CLO DAC 2.899% due 10/15/2031 •		998	1,172
BlueMountain EUR CLO DAC 3.189% due 01/15/2033 •		1,699	1,999
Cairn CLO DAC 3.059% due 10/15/2031 •		1,676	1,970
Capital Street Master Trust 5.654% due 10/16/2028 •		$1,000	1,000
Carlyle Euro CLO DAC 2.979% due 01/15/2031 •	EUR	1,773	2,089
Carlyle Global Market Strategies CLO Ltd. 5.359% due 07/20/2034 •		$5,700	5,707
Carlyle Global Market Strategies Euro CLO Ltd. 2.893% due 11/15/2031 •	EUR	1,964	2,316
CQS U.S. CLO Ltd. 5.469% due 01/20/2035 •		$1,900	1,901
Crestline Denali CLO Ltd. 5.561% due 04/20/2030 •		85	86
Crown Point CLO Ltd. 5.499% due 10/20/2031 •		649	649
CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •	EUR	672	791
2.929% due 10/15/2031 •		638	752

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

Dryden Euro CLO DAC
2.939% due 04/15/2033 •		1,132	1,333
3.003% due 05/15/2034 •		1,368	1,610
Euro-Galaxy CLO DAC 2.811% due 04/24/2034 •		299	351
Guggenheim CLO Ltd. 5.406% due 01/15/2035 •		$3,400	3,394
Harvest CLO DAC
2.916% due 10/20/2031 •	EUR	1,290	1,519
2.919% due 10/15/2031 •		1,711	2,016
Hayfin Emerald CLO DAC
3.337% due 11/17/2037 •		1,100	1,294
3.586% due 07/18/2038 •		4,600	5,429
3.898% due 01/25/2037 •		4,400	5,190
Henley CLO DAC 3.158% due 06/10/2034 •		1,900	2,233
Jamestown CLO Ltd. 5.402% due 07/25/2034 •		$4,500	4,487
Jubilee CLO DAC 2.929% due 04/15/2031 •	EUR	778	915
KKR CLO Ltd.
5.468% due 07/15/2030 •		$105	105
5.698% due 01/15/2031 •		458	458
Madison Park Funding Ltd. 5.256% due 10/15/2034 •		1,200	1,201
Man GLG Euro CLO DAC 2.665% due 12/15/2031 •	EUR	1,044	1,226
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		$20	20
Mountain View CLO LLC 5.562% due 01/16/2031 •		151	151
Octagon Investment Partners Ltd. 5.309% due 01/20/2035 •		1,500	1,492
OZLM Ltd. 5.469% due 10/20/2031 •		175	175
Palmer Square European CLO DAC 3.209% due 04/15/2035 •	EUR	800	942
Palmer Square European Loan Funding DAC 3.170% due 10/15/2034 •		1,300	1,527
Rockford Tower Europe CLO DAC 3.561% due 04/24/2037 •		1,100	1,296
Romark CLO Ltd. 5.571% due 10/23/2030 •		$196	196
Saranac CLO Ltd. 5.724% due 08/13/2031 •		1,258	1,256
Sculptor CLO Ltd. 5.329% due 07/20/2034 •		2,700	2,701
Sculptor European CLO DAC 3.361% due 04/27/2038 •	EUR	4,800	5,663
TCI-Symphony CLO Ltd. 5.523% due 10/13/2032 •		$4,260	4,263
Trinitas CLO Ltd.
5.309% due 07/20/2035 •		3,100	3,085
5.622% due 01/25/2034 •		3,300	3,302
Trysail CLO Ltd. 5.511% due 10/20/2033 •		1,100	1,100
Venture CLO Ltd.
5.521% due 07/20/2030 •		1,129	1,130
5.578% due 09/07/2030 •		192	192
5.581% due 07/20/2030 •		834	832
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •		1,766	1,764
Voya Euro CLO DAC 3.249% due 10/15/2034 •	EUR	10,770	12,677
Voya Ltd. 5.518% due 10/15/2030 •		$232	232
Wind River CLO Ltd. 5.581% due 07/18/2031 •		29	29

			117,353

Total Asset-Backed Securities (Cost $174,328)			172,261

SOVEREIGN ISSUES 5.4%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (e)	BRL	8,400	1,545
0.000% due 10/01/2025 (e)		190,800	33,874
0.000% due 04/01/2026 (e)		93,400	15,486
Canada Government Bond 4.250% due 12/01/2026 (f)	CAD	1,239	957
France Government International Bond 0.100% due 07/25/2031 (f)	EUR	5,371	6,042
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		2,475	2,839
1.800% due 05/15/2036 (f)		931	1,096
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	1,503,735	10,813

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

0.100% due 03/10/2029 (f)		3,163,615	22,848
Mexican Udibonos 4.000% due 08/24/2034 (f)	MXN	4,310	214
Mexico Government International Bond
5.850% due 07/02/2032 (b)		$400	405
6.625% due 01/29/2038 (b)		400	407

Total Sovereign Issues (Cost $98,523)			96,526

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Marriott International, Inc. 'A'		2,052	561

REAL ESTATE 0.1%
CBRE Group, Inc. 'A' (c)		9,228	1,293
Jones Lang LaSalle, Inc. (c)		2,470	632

			1,925

Total Common Stocks (Cost $2,450)			2,486

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		223,000	227

Total Preferred Securities (Cost $231)			227

REAL ESTATE INVESTMENT TRUSTS 29.6%
REAL ESTATE 29.6%
Acadia Realty Trust		42,126	782
Agree Realty Corp.		56,463	4,125
Alexander & Baldwin, Inc.		22,777	406
Alexandria Real Estate Equities, Inc.		80,214	5,826
American Assets Trust, Inc.		24,693	488
American Healthcare REIT, Inc.		49,385	1,814
American Homes 4 Rent 'A'		193,277	6,971
Americold Realty Trust, Inc.		138,967	2,311
Apartment Investment and Management Co. 'A'		40,193	348
Apple Hospitality REIT, Inc.		116,554	1,360
AvalonBay Communities, Inc.		75,581	15,381
Brandywine Realty Trust		53,818	231
Brixmor Property Group, Inc.		119,393	3,109
Broadstone Net Lease, Inc.		163,730	2,628
BXP, Inc.		47,281	3,190
Camden Property Trust		60,154	6,779
CareTrust REIT, Inc.		58,115	1,778
Centerspace		5,369	323
Chatham Lodging Trust		15,386	107
Community Healthcare Trust, Inc.		7,804	130
COPT Defense Properties		34,779	959
Cousins Properties, Inc.		87,918	2,640
CubeSmart		120,657	5,128
Curbline Properties Corp.		28,857	659
DiamondRock Hospitality Co.		106,796	818
Digital Realty Trust, Inc.		173,962	30,327
Diversified Healthcare Trust		61,493	220
Douglas Emmett, Inc.		51,786	779
Easterly Government Properties, Inc.		13,116	291
EastGroup Properties, Inc.		27,107	4,530
Elme Communities		27,932	444
Empire State Realty Trust, Inc. 'A'		41,561	336
EPR Properties		28,656	1,669
Equinix, Inc.		54,226	43,135
Equity LifeStyle Properties, Inc.		117,038	7,218
Equity Residential		180,427	12,177
Essential Properties Realty Trust, Inc.		136,060	4,342
Essex Property Trust, Inc.		33,730	9,559
Extra Space Storage, Inc.		102,639	15,133
Federal Realty Investment Trust		40,489	3,846
First Industrial Realty Trust, Inc.		91,055	4,382
Four Corners Property Trust, Inc.		31,520	848
Gaming & Leisure Properties, Inc.		11,237	525
Getty Realty Corp.		16,174	447
Gladstone Commercial Corp.		14,491	208
Global Medical REIT, Inc.		19,373	134
Global Net Lease, Inc.		61,085	461
Healthcare Realty Trust, Inc.		114,470	1,815

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

Healthpeak Properties, Inc.	373,316	6,537
Highwoods Properties, Inc.	55,057	1,712
Host Hotels & Resorts, Inc.	430,143	6,607
Hudson Pacific Properties, Inc.	36,724	101
Independence Realty Trust, Inc.	74,895	1,325
Innovative Industrial Properties, Inc.	8,371	462
Invitation Homes, Inc.	374,696	12,290
JBG SMITH Properties	22,877	396
Kilroy Realty Corp.	33,169	1,138
Kimco Realty Corp.	376,979	7,924
Kite Realty Group Trust	184,492	4,179
LXP Industrial Trust	216,553	1,789
Macerich Co.	79,990	1,294
Medical Properties Trust, Inc.	189,072	815
Mid-America Apartment Communities, Inc.	61,179	9,055
National Health Investors, Inc.	24,792	1,738
National Storage Affiliates Trust	22,406	717
NET Lease Office Properties (c)	4,627	151
NETSTREIT Corp.	24,673	418
NexPoint Residential Trust, Inc.	6,709	224
NNN REIT, Inc.	98,493	4,253
Omega Healthcare Investors, Inc.	165,476	6,065
Paramount Group, Inc.	57,452	350
Park Hotels & Resorts, Inc.	104,613	1,070
Pebblebrook Hotel Trust	37,507	375
Phillips Edison & Co., Inc.	65,425	2,292
Piedmont Office Realty Trust, Inc. 'A'	40,092	292
Plymouth Industrial REIT, Inc.	12,268	197
Prologis, Inc.	471,562	49,571
Public Storage	83,744	24,572
Realty Income Corp.	464,049	26,734
Regency Centers Corp.	85,006	6,055
Rexford Industrial Realty, Inc.	94,107	3,347
RLJ Lodging Trust	48,479	353
Ryman Hospitality Properties, Inc.	30,463	3,006
Sabra Health Care REIT, Inc.	28,657	528
Service Properties Trust	50,920	122
Sila Realty Trust, Inc.	28,734	680
Simon Property Group, Inc.	157,792	25,367
SITE Centers Corp.	14,795	167
SL Green Realty Corp.	36,903	2,284
STAG Industrial, Inc.	97,942	3,553
Summit Hotel Properties, Inc.	30,195	154
Sun Communities, Inc.	62,867	7,952
Sunstone Hotel Investors, Inc.	104,558	908
Tanger, Inc.	35,702	1,092
Terreno Realty Corp.	33,048	1,853
UDR, Inc.	182,559	7,454
UMH Properties, Inc.	24,470	411
Universal Health Realty Income Trust	3,965	158
Urban Edge Properties	39,158	731
Ventas, Inc.	261,939	16,541
Veris Residential, Inc.	25,239	376
VICI Properties, Inc.	16,535	539
Vornado Realty Trust	86,443	3,306
Welltower, Inc.	344,353	52,937
WP Carey, Inc.	93,459	5,830
Xenia Hotels & Resorts, Inc.	30,775	387

Total Real Estate Investment Trusts (Cost $496,990)		531,851

	OUNCES
COMMODITIES 5.5%
Gold Warehouse Receipts	30,055	98,668

Total Commodities (Cost $82,249)		98,668

	SHARES
SHORT-TERM INSTRUMENTS 10.7%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (h)	547,199	547

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (i) 9.8%		176,843

U.S. TREASURY BILLS 0.9%
4.331% due 07/03/2025 - 10/21/2025 (d)(e)(n)	$16,282	16,142

Total Short-Term Instruments (Cost $193,524)		193,532

Total Investments in Securities (Cost $3,355,743)		3,393,955

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	279,285	2,719

Total Short-Term Instruments (Cost $2,719)		2,719

Total Investments in Affiliates (Cost $2,719)		2,719

Total Investments 188.8% (Cost $3,358,462)		$3,396,674
Financial Derivative Instruments (k)(m) (1.7)%(Cost or Premiums, net $(2,058))		(30,761)
Other Assets and Liabilities, net (87.1)%		(1,566,736)

Net Assets 100.0%		$1,799,177

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Security did not produce income within the last twelve months.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Principal amount of security is adjusted for inflation.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025		$11,700	U.S. Treasury Notes 3.625% due 03/31/2028		$(11,953)	$11,700	$11,701
	4.440	07/01/2025	07/02/2025		79,400	U.S. Treasury Notes 4.125% due 10/31/2029		(81,106)	79,400	79,400
	4.450	06/30/2025	07/01/2025		78,200	U.S. Treasury Notes 4.375% due 11/30/2028		(79,936)	78,200	78,210
	4.470	07/01/2025	07/02/2025		100	U.S. Treasury Bonds 4.500% due 02/15/2044		(102)	100	100
BPS	4.430	06/30/2025	07/01/2025		100	U.S. Treasury Notes 1.625% due 05/15/2031		(102)	100	100
TOR	2.700	06/27/2025	07/11/2025	CAD	10,000	Province of Quebec 4.250% due 12/01/2043		(7,579)	7,343	7,345

Total Repurchase Agreements								$(180,778)	$176,843	$176,856

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS					4.200%	06/24/2025	07/02/2025	$(10,034)		$(10,042)
CIB					4.440	06/06/2025	07/18/2025	(429,720)		(431,045)
STR					4.480	07/01/2025	07/02/2025	(897,498)		(897,498)
					4.490	06/30/2025	07/01/2025	(895,023)		(895,135)

Total Reverse Repurchase Agreements										$(2,233,720)

SALE-BUYBACK TRANSACTIONS:
Counterparty					Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions(3)

TDM					4.440%	06/16/2025	07/14/2025	$(70,904)		$(71,035)

Total Sale-Buyback Transactions										$(71,035)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.0)%
Ginnie Mae, TBA						3.500%	07/01/2055	$40,600	$(36,244)	$(36,916)

Total Short Sales (2.0)%									$(36,244)	$(36,916)

(j)								Securities with an aggregate market value of $1,426,601 have been pledged as collateral under the terms of master agreements as of June 30, 2025.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(1,366,281) at a weighted average interest rate of 4.401%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(114) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - NYMEX Natural Gas August 2025 Futures	$3.500	07/28/2025	1	$10	$(1)	$(3)

Total Written Options	$(1)	$(3)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	1,650	$476,988	$1,068	$73	$(219)
Australia Government 10-Year Bond September Futures	09/2025	426	32,136	260	0	(148)
Brent Crude December Futures	10/2025	59	3,830	(27)	0	(4)
Brent Crude September Futures	07/2025	33	2,202	(5)	0	(2)
California Carbon Allowance December Futures	12/2025	604	17,148	(2,716)	187	0
California Carbon Allowance Vintage December Futures	12/2026	1,943	58,581	(2,629)	544	0
Copper August Futures	08/2025	69	17,089	181	182	(1)
Copper July Futures	07/2025	135	33,565	1,593	542	0
Euro-Bobl September Futures	09/2025	126	17,466	(80)	12	(81)
Euro-BTP September Futures	09/2025	409	58,296	187	92	(111)
Euro-Buxl 30-Year Bond September Futures	09/2025	47	6,574	(57)	0	(24)
European Climate Exchange December Futures	12/2025	47	3,818	78	31	(110)
Hard Red Winter Wheat December Futures	12/2025	38	1,045	(174)	0	(13)
Hard Red Winter Wheat September Futures	09/2025	685	18,041	(825)	0	(240)
Iron Ore September Futures	09/2025	697	6,534	(121)	0	(13)
Japan Government 10-Year Bond September Futures	09/2025	1	965	3	0	(1)
Natural Gas August Futures	07/2025	8	276	(33)	0	(23)
Silver September Futures	09/2025	46	8,320	97	0	(45)
U.S. Treasury 10-Year Note September Futures	09/2025	1,000	112,125	829	312	0
U.S. Treasury Long-Term Bond September Futures	09/2025	213	24,595	697	213	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	85	10,126	298	114	0
WTI Crude December Futures	11/2025	92	5,672	(740)	0	(8)
WTI Crude September Futures	08/2025	34	2,171	(101)	0	(6)

$(2,217)	$2,302	$(1,049)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	1,650	$(476,721)	$(810)	$121	$(24)
Copper August Futures	08/2025	22	(2,781)	(45)	22	0
Copper July Futures	07/2025	100	(24,863)	(1,121)	0	0
Copper September Futures	09/2025	206	(26,175)	(943)	209	0
Euro-Bund September Futures	09/2025	476	(72,976)	(8)	4	(69)
Euro-Oat September Futures	09/2025	555	(80,962)	608	177	(39)
Euro-Schatz September Futures	09/2025	142	(17,940)	28	16	(5)
Gas Oil December Futures	12/2025	79	(4,975)	56	4	0
Gas Oil September Futures	09/2025	45	(2,939)	32	0	(5)
Gold 100 oz. August Futures	08/2025	332	(109,816)	2,240	0	(667)
U.S. Treasury 2-Year Note September Futures	09/2025	978	(203,447)	(522)	0	(44)
U.S. Treasury 5-Year Note September Futures	09/2025	1,062	(115,758)	(1,219)	0	(141)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	618	(70,616)	(1,153)	0	(300)
Wheat December Futures	12/2025	39	(1,092)	134	6	0
Wheat September Futures	09/2025	679	(18,274)	580	85	0
WTI Crude December Futures	11/2025	92	(5,672)	620	8	0
WTI Crude September Futures	08/2025	34	(2,171)	25	7	0

$(1,498)	$659	$(1,294)

Total Futures Contracts	$(3,715)	$2,961	$(2,343)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	81,200	$(1,471)	$461	$(1,010)	$0	$(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	2,480,000	(65)	186	121	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,165,000	275	181	456	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026		$1,670	0	(4)	(4)	0	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		10,770	(41)	(175)	(216)	0	(42)
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		59,840	(431)	(1,247)	(1,678)	0	(476)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		34,900	4,216	2,354	6,570	0	(240)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		14,600	389	706	1,095	0	(115)
Receive(2)	3-Month EUR-EURIBOR	1.830	Annual	09/17/2027	EUR	28,800	0	106	106	10	0
Receive(2)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		26,100	0	(76)	(76)	10	0
Pay(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		192,100	(6,142)	(1,210)	(7,352)	0	(389)
Receive(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		65,500	2,732	5,288	8,020	249	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027		8,400	(1)	(30)	(31)	0	(1)
Receive	CPTFEMU	1.636	Maturity	06/15/2027		25,200	0	53	53	5	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,900	106	(63)	43	6	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,240	0	(28)	(28)	4	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,100	(53)	(33)	(86)	17	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	(33)	50	17	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(119)	191	72	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	(95)	146	51	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	246	460	706	0	(2)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		3,300	247	339	586	0	(1)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		1,500	73	150	223	0	(1)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		2,400	161	242	403	0	(2)
Pay	CPURNSA	2.380	Maturity	10/15/2025		$2,100	0	(10)	(10)	0	(1)
Pay	CPURNSA	2.700	Maturity	01/14/2026		7,000	0	(30)	(30)	0	0
Pay	CPURNSA	2.702	Maturity	01/14/2026		8,600	0	(36)	(36)	0	0
Receive	CPURNSA	2.418	Maturity	03/05/2026		4,400	414	110	524	0	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	231	80	311	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	167	55	222	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	304	101	405	0	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	278	110	388	1	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	152	68	220	0	0
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	(1,072)	(204)	(1,276)	0	(3)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	10,100	57	200	257	67	0
Pay	UKRPI	3.466	Maturity	09/15/2034		4,200	0	85	85	24	0

Total Swap Agreements							$525	$8,576	$9,101	$430	$(1,278)

(l)	Securities with an aggregate market value of $18,071 and cash of $21,217 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Unsettled variation margin asset of $805 and liability of $(212) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered		Currency to be Received		Asset		Liability

AZD	07/2025			CNH	9,604		$1,333		$0		$(10)
	07/2025			EUR	696		815		0		(5)
	07/2025				$9,919		AUD	15,270	131		0
	07/2025				1,022		NZD	1,698	13		0
	08/2025			AUD	15,270		$9,925		0		(131)
	08/2025			CNH	29,692		4,145		0		(19)
	08/2025			NZD	1,698		1,023		0		(13)
	08/2025				$817		EUR	696	5		0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

BOA	07/2025	AUD	1,326		$864	0	(9)
	07/2025	EUR	61,792		70,271	0	(2,517)
	07/2025	KRW	1,881,729		1,380	0	(11)
	07/2025	PEN	1,100		303	0	(8)
	07/2025		$837	EUR	736	30	0
	07/2025		1,219	IDR	19,884,080	7	0
	07/2025		487	SGD	624	3	0
	08/2025	SGD	623		$487	0	(4)
	08/2025	TWD	497		15	0	(2)
	08/2025		$1,905	CNH	13,620	5	0
BPS	07/2025	BRL	6,402		$1,172	0	(6)
	07/2025	EUR	106		120	0	(5)
	07/2025	NOK	2,825		279	0	(1)
	07/2025	SEK	4,605		480	0	(7)
	07/2025	THB	1,545		47	0	(1)
	07/2025	TWD	97,452		2,999	0	(356)
	07/2025		$1,150	BRL	6,402	28	0
	07/2025		1,520	EUR	1,314	28	0
	07/2025		2,627	IDR	42,855,673	16	0
	07/2025		465	THB	15,401	9	0
	07/2025		651	TWD	19,360	16	0
	08/2025	CNH	17,785		$2,490	0	(4)
	08/2025	JPY	452		3	0	0
	08/2025	TWD	120,497		3,738	0	(451)
	08/2025		$1,715	CNH	12,231	0	0
	08/2025		1,355	INR	117,823	16	0
	08/2025		8,894	TWD	263,772	276	0
	10/2025	BRL	66,900		$11,163	0	(870)
BRC	07/2025	GBP	3,834		5,217	0	(46)
	07/2025	ILS	10,306		2,960	0	(100)
	07/2025	KRW	188,923		138	0	(1)
	07/2025	NOK	332		33	0	0
	07/2025	TRY	1,459		36	0	0
	07/2025		$1,468	ILS	4,956	3	0
	07/2025		22	KRW	29,668	0	0
	07/2025		297	PLN	1,114	12	0
	07/2025		38	TRY	1,526	1	0
	07/2025		1,748	ZAR	31,602	34	0
	08/2025		5,218	GBP	3,834	46	0
BSH	07/2025	BRL	57,181		$10,376	0	(149)
	07/2025	DKK	33,818		5,150	0	(189)
	07/2025		$10,478	BRL	57,181	46	0
	07/2025		308	PEN	1,099	2	0
	08/2025		10,376	BRL	57,617	147	0
	09/2025	PEN	1,102		$308	0	(2)
CBK	07/2025	BRL	23,131		4,239	0	(19)
	07/2025	KRW	11,376,380		8,300	0	(115)
	07/2025	SEK	1,450		153	0	(1)
	07/2025	THB	80,832		2,431	0	(58)
	07/2025	TWD	168,834		5,189	0	(623)
	07/2025		$3,985	BRL	23,131	272	0
	07/2025		133	EUR	116	4	0
	07/2025		1,596	IDR	25,986,919	7	0
	07/2025		1,316	TWD	39,015	27	0
	08/2025	CNH	12,526		$1,729	0	(27)
	08/2025	TWD	186,400		5,720	0	(760)
	08/2025		$1,640	CNH	11,787	13	0
	08/2025		10,150	INR	874,852	39	(4)
	08/2025		1,908	TWD	62,010	248	0
	09/2025	MXN	4,953		$258	0	(4)
DUB	07/2025	ILS	5,005		1,444	0	(42)
	07/2025	KRW	204,543		150	0	(1)
	07/2025	SGD	64		50	0	(1)
	07/2025		$3,997	DKK	25,452	22	0
	07/2025		70,160	EUR	60,477	1,080	0
	07/2025		142	IDR	2,308,699	1	0
	07/2025		280	TWD	8,340	7	0
	08/2025	DKK	25,390		$3,997	0	(22)
	08/2025	EUR	60,345		70,160	0	(1,079)
	08/2025	TWD	47,514		1,492	0	(160)
	08/2025		$3,714	CNH	26,613	18	0
	08/2025		4,705	INR	405,973	22	0
	08/2025		1,415	TWD	46,115	188	0
	09/2025	MXN	65		$3	0	0
FAR	07/2025	AUD	13,944		8,996	0	(181)
	07/2025	BRL	64,312		11,785	0	(52)
	07/2025	CHF	3,839		4,662	0	(176)
	07/2025	CNH	4,886		680	0	(3)
	07/2025	JPY	3,742,509		26,088	99	0
	07/2025	SGD	162		126	0	(1)
	07/2025		$11,284	BRL	64,312	554	0
	07/2025		5,046	CHF	4,040	45	0
	07/2025		5,436	DKK	34,593	26	0
	07/2025		14,683	JPY	2,137,309	159	0
	07/2025		1,133	PLN	4,178	26	0
	07/2025		392	SGD	500	1	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025	CHF	4,023		$5,046	0	(45)
	08/2025	CNH	18,772		2,623	0	(9)
	08/2025	DKK	34,509		5,436	0	(26)
	08/2025	JPY	2,129,449		14,683	0	(159)
	08/2025	SGD	575		452	0	(1)
	08/2025		$2,248	INR	194,437	15	0
	09/2025	BRL	5,802		$1,035	0	(17)
	09/2025		$2,777	MXN	54,073	81	0
GLM	07/2025	BRL	137,948		$23,527	0	(1,863)
	07/2025	TWD	16,984		522	0	(63)
	07/2025		$25,219	BRL	137,948	171	0
	07/2025		378	IDR	6,164,203	2	0
	07/2025		152	SGD	194	0	0
	07/2025		16	TWD	535	2	0
	08/2025	CNH	8,686		$1,211	0	(7)
	08/2025	SGD	193		152	0	0
	08/2025		$125	TWD	4,114	18	0
	09/2025		6,519	BRL	36,709	134	0
	10/2025	BRL	121,200		$19,899	0	(1,900)
	04/2026		36,100		6,126	0	(84)
JPM	07/2025		65,396		11,984	0	(53)
	07/2025	CAD	10,010		7,350	0	(4)
	07/2025	CHF	206		251	0	(8)
	07/2025	CNH	9,256		1,283	0	(12)
	07/2025	DKK	26,206		3,969	0	(169)
	07/2025	KRW	1,007,920		737	0	(9)
	07/2025	NZD	1,698		1,013	0	(22)
	07/2025	SGD	4,301		3,348	0	(34)
	07/2025	TWD	98,638		3,033	0	(363)
	07/2025		$11,737	BRL	65,396	300	0
	07/2025		5,166	GBP	3,834	98	0
	07/2025		5,227	PLN	19,509	184	0
	07/2025		319	SGD	409	2	0
	07/2025		501	ZAR	8,961	4	0
	08/2025	CNH	27,817		$3,880	0	(21)
	08/2025	SGD	408		319	0	(2)
	08/2025	TWD	96,761		2,969	0	(395)
	08/2025		$1,516	INR	131,409	14	0
	04/2026	BRL	57,300		$9,668	0	(189)
MBC	07/2025	CAD	22,258		16,205	0	(140)
	07/2025	CNH	4,438		616	0	(5)
	07/2025	EUR	157		184	0	(1)
	07/2025	JPY	170,940		1,190	3	0
	07/2025	SGD	10,333		8,054	0	(72)
	07/2025	THB	40,576		1,226	0	(24)
	07/2025	TWD	47,713		1,464	0	(179)
	07/2025		$15,881	CAD	21,830	150	0
	07/2025		123	EUR	107	3	0
	07/2025		399	IDR	6,477,675	1	0
	07/2025		2,286	PLN	8,560	88	0
	07/2025		8,420	SGD	10,889	144	0
	07/2025		47	TWD	1,408	1	0
	08/2025	CAD	21,794		$15,881	0	(150)
	08/2025	CNH	4,450		616	0	(8)
	08/2025	JPY	2,401		17	0	0
	08/2025	SGD	10,864		8,420	0	(146)
	08/2025	TWD	123,683		3,811	0	(489)
	08/2025		$108	CAD	149	1	0
MYI	07/2025	JPY	84,542		$585	0	(2)
	07/2025		$319	CAD	436	1	0
	07/2025		4,931	JPY	718,730	60	0
	07/2025		565	NOK	5,697	0	0
	07/2025		6	PLN	22	0	0
	08/2025	CNH	19,133		$2,673	0	(10)
	08/2025	JPY	716,088		4,931	0	(60)
	08/2025	NOK	5,696		565	0	0
	10/2025	BRL	2,700		441	0	(45)
SCX	07/2025	ILS	76		22	0	(1)
	07/2025	TWD	4,736		163	0	0
	07/2025		$1,759	IDR	28,667,761	8	0
	07/2025		55	JPY	8,007	0	0
	07/2025		1,681	SGD	2,169	24	0
	07/2025		544	TWD	16,167	13	0
	08/2025	CNH	63,728		$8,882	0	(55)
	08/2025	JPY	7,977		55	0	0
	08/2025	SGD	2,164		1,681	0	(25)
	08/2025	TWD	26,693		818	0	(110)
	08/2025		$1,512	CNH	10,839	8	0
	08/2025		1,587	INR	136,215	0	(1)
SOG	07/2025		8,218	JPY	1,186,245	20	0
	07/2025		59	NOK	593	0	0
	08/2025	JPY	1,181,892		$8,218	0	(20)
	08/2025	NOK	593		59	0	0
	08/2025		$9	INR	785	0	0
UAG	07/2025	ILS	757		$211	0	(14)
	07/2025	JPY	55,163		381	0	(2)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

		07/2025	KRW	174,688			129		0	0
		07/2025	NOK	3,133			309		0	(2)
		07/2025	THB	6,443			194		0	(5)
		07/2025		$129		KRW	174,773		0	0

Total Forward Foreign Currency Contracts									$5,282	$(15,267)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

BRC	Call - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR		Receive	2.440%	01/25/2027	7,500	$(67)		$(74)
	Put - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR		Pay	2.440	01/25/2027	7,500	(67)		(46)
	Call - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR		Receive	2.740	09/08/2025	8,700	(201)		(170)
	Put - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR		Pay	2.740	09/08/2025	8,700	(201)		(58)
GLM	Call - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR		Receive	2.465	12/04/2025	35,300	(426)		(383)
	Put - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR		Pay	2.465	12/04/2025	35,300	(426)		(22)
	Call - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR		Receive	2.350	01/07/2027	22,700	(206)		(204)
	Put - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR		Pay	2.350	01/07/2027	22,700	(206)		(160)
	Call - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR		Receive	2.500	01/14/2027	42,700	(391)		(470)
	Put - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR		Pay	2.500	01/14/2027	42,700	(391)		(248)

Total Written Options									$(2,582)		$(1,835)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	MLPIREIL Index	1,035,043	4.980% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$97,655	$0	$410	$410	$0
	Pay	MLPIREIS Index	984,187	4.830% (FEDL01 plus a specified spread)	Monthly	06/10/2026	89,456	0	(871)	0	(871)
BPS	Receive	BCOMF1NTC Index	50,337	0.120%	Monthly	03/16/2026	6,409	0	0	0	0
CBK	Receive	DWRTFT Index	7,515	4.840%	Monthly	07/16/2025	101,465	0	(393)	0	(393)
	Receive	DWRTFT Index	13,052	4.750%	Monthly	08/06/2025	176,223	0	(669)	0	(669)
	Receive	DWRTFT Index	11,252	4.890%	Monthly	05/06/2026	151,920	0	(594)	0	(594)
CIB	Receive	PIMCODB Index	705,545	0.000%	Monthly	06/15/2026	145,825	0	(4,603)	0	(4,603)
GST	Receive	BCOMF1NTC Index	14,108	4.435% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	5,023	0	2	2	0
	Receive	PIMCODB Index	1,108,366	0.000%	Monthly	04/15/2026	119,203	0	(3,790)	0	(3,790)
JPM	Receive	AMZX Index	8,895	4.710% (FEDL01 plus a specified spread)	Monthly	07/09/2025	22,350	0	(80)	0	(80)
	Receive	Alerian Midstream Energy Total Return Index	89,657	5.050%	Monthly	09/03/2025	107,636	0	(572)	0	(572)
	Receive	DWRTFT Index	4,513	4.800%	Monthly	09/03/2025	60,933	0	(155)	0	(155)
	Receive	AMZX Index	6,302	4.880% (FEDL01 plus a specified spread)	Monthly	10/15/2025	15,835	0	(59)	0	(59)
	Receive	AMZX Index	26,787	4.650%	Monthly	11/05/2025	67,306	0	(242)	0	(242)
	Receive	JMABNIC5 Index	731,396	0.000%	Monthly	07/15/2026	135,462	0	(4,349)	0	(4,349)
MAC	Receive	PIMCODB Index	629,151	0.000%	Monthly	08/17/2026	124,864	0	(3,947)	0	(3,947)
MYI	Receive	DWRTFT Index	2,827	4.850%	Monthly	02/04/2026	38,169	0	(97)	0	(97)

								$0	$(20,009)	$412	$(20,421)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(3)		4.203%	Maturity	10/22/2025	$67,785	$0	$708	$708	$0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2025 (Unaudited)

Total Swap Agreements			$0	$(19,301)	$1,120	$(20,421)

(n)

Securities with an aggregate market value of $34,746 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)			Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)			Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,647	$324		$10,971
Industrials	0	39	0		39
Utilities	0	324	0		324
U.S. Government Agencies	0	357,552	0		357,552
U.S. Treasury Obligations	0	1,920,335	0		1,920,335
Non-Agency Mortgage-Backed Securities	0	9,183	0		9,183
Asset-Backed Securities
CMBS Other	0	12,532	0		12,532
Home Equity Other	0	29,195	0		29,195
Manufacturing House ABS Other	0	713	0		713
Whole Loan Collateral	0	12,468	0		12,468
Other ABS	0	117,353	0		117,353
Sovereign Issues	0	96,526	0		96,526
Common Stocks
Consumer Discretionary	561	0	0		561
Real Estate	1,925	0	0		1,925
Preferred Securities
Banking & Finance	0	227	0		227
Real Estate Investment Trusts
Real Estate	531,851	0	0		531,851
Commodities	0	98,668	0		98,668
U.S. Treasury Obligations	0	0	0		0
Short-Term Instruments
Mutual Funds	0	547	0		547
Repurchase Agreements	0	176,843	0		176,843
U.S. Treasury Bills	0	16,142	0		16,142

	$534,337	$2,859,294	$324		$3,393,955
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,719	$0	$0		$2,719

Total Investments	$537,056	$2,859,294	$324		$3,396,674

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(36,916)	0		(36,916)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,322	1,069	0		3,391
Over the counter	0	6,402	0		6,402

	$2,322	$7,471	$0		$9,793
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,861)	(1,763)	0		(3,624)
Over the counter	0	(37,523)	0		(37,523)

	$(1,861)	$(39,286)	$0		$(41,147)

Total Financial Derivative Instruments	$461	$(31,815)	$0		$(31,354)

Totals	$537,517	$2,790,563	$324		$3,328,404

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 169.3% ¤
CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 4.7%
American Express Co. 5.284% due 07/26/2035 •		$400	$405
Ares Strategic Income Fund 5.450% due 09/09/2028		500	500
Bank of Nova Scotia 5.450% due 08/01/2029		800	831
Barclays PLC 6.224% due 05/09/2034 •		1,000	1,062
Credit Suisse AG AT1 Claim		400	48
Equinix, Inc. 1.550% due 03/15/2028		100	93
Extra Space Storage LP 5.400% due 06/15/2035		100	100
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	150	176
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$400	403
7.350% due 11/04/2027		200	208
GLP Capital LP 5.625% due 09/15/2034		100	100
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		200	196
3.615% due 03/15/2028 •		800	789
6.249% due 03/15/2028 ~		400	408
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	203
Jackson National Life Global Funding 5.600% due 04/10/2026		500	504
JPMorgan Chase & Co.
3.782% due 02/01/2028 •		300	297
5.040% due 01/23/2028 •		200	202
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		400	412
Nomura Holdings, Inc. 5.783% due 07/03/2034		200	207
Prologis LP 5.000% due 01/31/2035		200	200
Royal Bank of Canada 4.969% due 08/02/2030 •		400	406
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		200	202
Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •(a)		300	300
5.558% due 07/09/2034		200	207
UBS Group AG 6.246% due 09/22/2029 •		200	210
VICI Properties LP 4.750% due 02/15/2028		100	101
Wells Fargo & Co. 2.393% due 06/02/2028 •		100	96

			8,866

INDUSTRIALS 0.4%
Bayer U.S. Finance LLC 6.500% due 11/21/2033		200	215
CVS Pass-Through Trust 6.943% due 01/10/2030		47	49
Occidental Petroleum Corp. 5.550% due 10/01/2034		500	491
United Airlines Pass-Through Trust 5.450% due 08/15/2038		99	100

			855

UTILITIES 1.2%
Eversource Energy 5.850% due 04/15/2031		700	737

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	83
5.450% due 06/15/2027	100	101
6.150% due 03/01/2055	100	94
6.700% due 04/01/2053	500	502
Southern California Edison Co.
4.650% due 10/01/2043	100	81
4.875% due 02/01/2027	200	201
5.150% due 06/01/2029	400	404

		2,203

Total Corporate Bonds & Notes (Cost $11,615)		11,924

MUNICIPAL BONDS & NOTES 0.2%
WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	335	353

Total Municipal Bonds & Notes (Cost $354)		353

U.S. GOVERNMENT AGENCIES 53.8%
Fannie Mae
4.000% due 04/25/2041	399	386
4.202% due 10/01/2029 ~	900	904
4.300% due 12/01/2029	601	606
4.705% due 09/01/2031 ~	1,800	1,834
4.720% due 10/01/2028	500	509
4.770% due 10/01/2028	600	612
4.770% due 07/25/2037 - 09/25/2042 •	4	4
4.800% due 07/25/2037 •	5	5
4.820% due 09/25/2035 •	9	9
4.830% due 09/25/2035 •	21	20
4.930% due 06/01/2029	400	410
5.140% due 06/25/2037 •	41	41
5.300% due 11/01/2030	800	836
Freddie Mac
2.862% due 07/25/2054 ~	600	563
4.798% due 03/15/2037 •	25	25
5.118% due 08/15/2037 •	63	63
5.128% due 10/15/2037 •	9	9
5.138% due 05/15/2037 - 09/15/2037 •	68	68
5.245% due 11/25/2054 •	755	754
Ginnie Mae 5.000% due 01/20/2055	426	418
Ginnie Mae, TBA
4.000% due 07/01/2055	3,630	3,376
4.500% due 07/01/2055	2,180	2,087
5.000% due 07/01/2055	2,000	1,965
U.S. Small Business Administration 4.430% due 05/01/2029	4	5
Uniform Mortgage-Backed Security
5.000% due 10/01/2053	464	456
6.500% due 07/01/2026 - 08/01/2054	2	3
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	4,800	4,154
4.000% due 07/01/2055 - 08/01/2055	9,980	9,280
4.500% due 08/01/2055	7,290	6,971
5.000% due 08/01/2055	8,200	8,032
5.500% due 08/01/2055	6,310	6,304
6.000% due 08/01/2055	16,430	16,681
6.500% due 08/01/2055	32,910	33,934

Total U.S. Government Agencies (Cost $100,263)		101,324

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Bonds
4.625% due 05/15/2044 (h)	2,700	2,649
U.S. Treasury Inflation Protected Securities (d)
2.125% due 01/15/2035	407	413
U.S. Treasury Notes
0.500% due 10/31/2027	300	278
0.625% due 12/31/2027	100	93

Total U.S. Treasury Obligations (Cost $3,482)		3,433

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.3%
Ashford Hospitality Trust 5.384% due 04/15/2035 •	273	272
Atrium Hotel Portfolio Trust 6.109% due 12/15/2036 •	5,000	4,842
Banc of America Mortgage Trust
6.107% due 07/25/2035 ~	14	13
Bear Stearns Adjustable Rate Mortgage Trust
5.925% due 11/25/2034 ~	2	2

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Bear Stearns ALT-A Trust
4.905% due 09/25/2035 ~		47	27
5.326% due 10/25/2035 ~		70	58
BX Commercial Mortgage Trust 5.302% due 01/17/2039 •		3,000	2,999
BX Trust 5.061% due 04/15/2039 •		741	740
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		617	553
5.555% due 05/25/2055 •		401	401
Chase Mortgage Finance Trust
4.745% due 12/25/2035 ~		3	3
4.897% due 09/25/2036 ~		15	12
6.000% due 12/25/2036		23	9
Citigroup Mortgage Loan Trust 6.170% due 09/25/2062		1,155	1,155
Colony Mortgage Capital Ltd. 6.154% due 11/15/2038 •		2,900	2,825
Countrywide Alternative Loan Trust
4.814% due 09/25/2046 •		82	80
4.994% due 02/25/2037 •		30	25
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 11/25/2034 ~		17	16
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.094% due 02/25/2036 •		220	215
Ellington Financial Mortgage Trust 5.900% due 09/25/2067		4,177	4,197
GSR Mortgage Loan Trust
4.723% due 11/25/2035 ~		24	21
6.000% due 02/25/2036		466	177
6.000% due 07/25/2037		113	72
HarborView Mortgage Loan Trust
4.300% due 06/19/2036 ~		113	58
4.772% due 12/19/2036 •		9	8
4.912% due 06/19/2035 •		58	57
4.912% due 12/19/2036 •		202	191
IndyMac INDX Mortgage Loan Trust
4.057% due 06/25/2036 ~		199	175
4.794% due 02/25/2037 •		125	115
JP Morgan Alternative Loan Trust 4.250% due 05/25/2036 ~		111	62
JP Morgan Chase Commercial Mortgage Securities Trust 5.409% due 02/15/2035 •		847	833
JP Morgan Mortgage Trust
4.428% due 10/25/2036 ~		6	3
4.504% due 10/25/2036 ~		48	35
4.625% due 07/25/2063 ~		879	856
5.250% due 11/25/2063 ~		708	708
Lehman Mortgage Trust 6.000% due 09/25/2037		56	55
MASTR Adjustable Rate Mortgages Trust 3.191% due 07/25/2035 ~		15	13
Merrill Lynch Alternative Note Asset Trust 5.034% due 03/25/2037 •		161	38
Merrill Lynch Mortgage Investors Trust
5.232% due 09/25/2035 ~		42	33
5.879% due 05/25/2033 ~		1	1
MFA Trust 5.750% due 11/25/2067 þ		3,677	3,670
Mortgage Equity Conversion Asset Trust 10.000% due 05/25/2042 •		71	59
New Orleans Hotel Trust 5.348% due 04/15/2032 •		2,300	2,284
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035		5	2
OBX Trust 6.120% due 11/25/2062 ~		1,613	1,612
PRKCM Trust 6.584% due 09/25/2058 þ		804	812
Residential Accredit Loans, Inc. Trust
4.734% due 02/25/2037 •		97	86
4.774% due 01/25/2037 •		155	137
4.794% due 07/25/2036 •		408	132
4.804% due 08/25/2036 •		177	161
4.814% due 09/25/2036 •		251	231
Structured Adjustable Rate Mortgage Loan Trust
5.799% due 01/25/2035 •		2	2
6.525% due 02/25/2034 ~		1	1
Thornburg Mortgage Securities Trust 5.999% due 06/25/2047 •		40	36
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	541	744
Towd Point Mortgage Trust
3.750% due 03/25/2058 ~		$1,309	1,275
3.750% due 05/25/2058 ~		619	608
3.750% due 09/25/2062		1,013	970

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Trinity Square PLC 5.217% due 07/15/2059 ~	GBP	403	554
Visio Trust 6.598% due 10/25/2058 þ		$1,076	1,085
WaMu Mortgage Pass-Through Certificates Trust
4.093% due 02/25/2037 ~		28	24
Wells Fargo Mortgage-Backed Securities Trust 6.928% due 12/25/2036 ~		28	28

Total Non-Agency Mortgage-Backed Securities (Cost $35,931)			36,468

ASSET-BACKED SECURITIES 22.6%
AUTOMOBILE SEQUENTIAL 2.5%
Carvana Auto Receivables Trust
5.620% due 01/10/2029		300	302
5.710% due 07/10/2028		500	504
Citizens Auto Receivables Trust 5.110% due 04/17/2028		100	101
First Help Financial Issuer Trust 5.890% due 06/15/2030		361	365
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		141	142
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		600	606
6.270% due 08/16/2027		97	97
GM Financial Consumer Automobile Receivables Trust 4.850% due 12/18/2028		400	402
Hertz Vehicle Financing LLC 5.440% due 01/25/2029		1,000	1,016
Hyundai Auto Receivables Trust 4.990% due 02/15/2029		500	505
Research-Driven Pagaya Motor Asset Trust 5.320% due 09/25/2030		147	148
Santander Drive Auto Receivables Trust 5.630% due 01/16/2029		500	503
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		87	88

			4,779

CMBS OTHER 1.7%
Starwood Commercial Mortgage Trust 5.654% due 11/15/2038 •		1,675	1,674
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •		1,591	1,594

			3,268

CREDIT CARD BULLET 0.7%
Master Credit Card Trust 5.153% due 01/21/2027 •		1,400	1,399

HOME EQUITY OTHER 3.0%
ACE Securities Corp. Home Equity Loan Trust 4.554% due 10/25/2036 •		1	0
Citigroup Mortgage Loan Trust
4.754% due 12/25/2036 •		718	394
4.794% due 01/25/2037 •		894	654
Countrywide Asset-Backed Certificates Trust
4.714% due 04/25/2047 •		77	75
4.974% due 03/25/2036 •		129	114
Fremont Home Loan Trust 4.754% due 08/25/2036 •		1,842	575
GSAMP Trust 4.534% due 12/25/2046 •		264	130
Long Beach Mortgage Loan Trust
4.734% due 05/25/2036 •		97	51
4.974% due 05/25/2046 •		659	197
MASTR Asset-Backed Securities Trust
4.534% due 01/25/2037 •		2,437	689
4.854% due 05/25/2037 •		451	438
Merrill Lynch Mortgage Investors Trust 4.934% due 07/25/2037 •		371	78
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 02/25/2037 •		845	507
4.644% due 01/25/2037 •		386	178
4.704% due 11/25/2036 •		730	454
Morgan Stanley Home Equity Loan Trust 4.534% due 12/25/2036 •		397	190
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036		748	242
Securitized Asset-Backed Receivables LLC Trust 4.914% due 07/25/2036 •		188	74

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

SG Mortgage Securities Trust 4.714% due 10/25/2036 •		188	172
Soundview Home Loan Trust 5.334% due 10/25/2037 •		534	410

			5,622

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 4.774% due 12/25/2036 •		3	3

WHOLE LOAN COLLATERAL 0.3%
First Franklin Mortgage Loan Trust 4.754% due 04/25/2036 •		12	12
PRET LLC 4.744% due 07/25/2051 þ		145	144
Securitized Asset-Backed Receivables LLC Trust
4.594% due 08/25/2036 •		352	114
5.394% due 01/25/2036 •		200	190

			460

OTHER ABS 14.4%
AlbaCore Euro CLO DAC 3.316% due 10/18/2034 •	EUR	900	1,058
Anchorage Credit Funding Ltd.
3.000% due 01/21/2040		$300	280
3.928% due 04/25/2038		300	295
Ares CLO Ltd. 5.600% due 04/17/2033 •		1,000	1,003
Bankers Healthcare Group Securitization Trust 5.930% due 10/17/2035		1,107	1,111
Black Diamond CLO DAC 3.096% due 01/20/2032 ~•	EUR	382	450
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		$900	903
CBAM Ltd. 5.561% due 04/17/2031 •		865	867
Contego CLO DAC 3.188% due 01/25/2034 •	EUR	2,230	2,624
CVC Cordatus Loan Fund DAC 3.391% due 10/23/2034 •		535	631
Diameter Capital CLO Ltd. 5.866% due 04/15/2037 •		$1,000	1,003
Dryden CLO Ltd. 5.918% due 01/15/2031 •		1,600	1,598
Euro-Galaxy CLO DAC 3.093% due 02/15/2034 •	EUR	2,499	2,936
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		$9	9
Navient Private Education Loan Trust
4.100% due 12/16/2058 ~		471	466
5.876% due 07/16/2040 •		1,157	1,163
Nelnet Student Loan Trust
4.874% due 09/27/2066 •		61	61
5.172% due 04/20/2062 •		837	833
6.502% due 02/20/2041 •		192	197
6.640% due 02/20/2041		192	199
Northwoods Capital Ltd. 5.558% due 11/13/2031 •		641	640
Octagon Investment Partners Ltd. 5.419% due 10/20/2030 •		353	353
SLM Private Education Loan Trust 9.176% due 10/15/2041 •		1,735	1,820
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,106	996
3.500% due 12/16/2041		1,100	1,071
5.156% due 01/15/2053 •		1,225	1,219
5.284% due 09/15/2054 •		703	699
5.380% due 01/15/2053		515	522
5.403% due 07/15/2053 •		444	445
6.154% due 05/16/2050 •		392	396
St Paul's CLO DAC 3.023% due 07/17/2030 •	EUR	927	1,090
Theorem Funding Trust 7.600% due 04/15/2029		$103	103

			27,041

Total Asset-Backed Securities (Cost $41,393)			42,572

SOVEREIGN ISSUES 7.9%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	480,000	499
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (c)	BRL	2,800	497

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

0.000% due 04/01/2026 (c)		19,900	3,299
Colombian TES 6.000% due 04/28/2028	COP	2,477,100	546
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	3,100	146
Egypt Government International Bond 21.954% due 03/04/2028	EGP	13,900	276
Mexican Bonos 8.500% due 03/01/2029	MXN	3,600	192
Mexican Udibonos
2.750% due 11/27/2031 (d)		4,335	205
3.000% due 12/03/2026 (d)		8,501	444
4.000% due 11/30/2028 (d)		2,295	120
4.000% due 08/24/2034 (d)		17,852	885
Mexico Government International Bond 5.850% due 07/02/2032 (a)		$200	203
Peru Government International Bond
5.400% due 08/12/2034	PEN	3,500	935
6.150% due 08/12/2032		11,300	3,300
6.850% due 08/12/2035		100	29
6.950% due 08/12/2031		401	123
7.300% due 08/12/2033		900	277
Republic of Poland Government International Bond 4.750% due 07/25/2029	PLN	2,200	610
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	6,600	343
8.000% due 01/31/2030		7,100	394
8.250% due 03/31/2032		3,200	173
8.500% due 01/31/2037		4,400	216
9.000% due 01/31/2040		18,900	923
Turkiye Government International Bond
49.053% due 08/19/2026 ~	TRY	100	2
49.053% due 05/17/2028 ~		10,400	253

Total Sovereign Issues (Cost $14,025)			14,890

SHORT-TERM INSTRUMENTS 57.4%
COMMERCIAL PAPER 5.5%
Air Lease Corp. 4.820% due 07/02/2025 (a)		$940	940
Alimentation Couche-Tard, Inc. 4.610% due 07/10/2025		930	929
Amrize Finance U.S. LLC 4.670% due 07/16/2025		930	928
Canadian Natural Resources Ltd. 4.900% due 08/06/2025 (a)		930	925
Crown Castle, Inc. 5.030% due 07/22/2025		960	957
Global Payments, Inc. 5.000% due 07/01/2025		930	930
HCA, Inc. 5.000% due 08/22/2025		940	933
Intel Corp. 4.590% due 07/01/2025		950	950
Jones Lang LaSalle Finance BV 4.720% due 07/09/2025		970	969
NextEra Energy Capital Holdings, Inc. 4.600% due 07/29/2025		970	966
Virginia Electric & Power Co. 4.600% due 07/28/2025		930	927

			10,354

		SHARES
MUTUAL FUNDS 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (e)		2,410,530	2,411

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (f) 48.9%			92,100

U.S. TREASURY BILLS 1.7%
4.305% due 07/03/2025 - 09/16/2025 (b)(c)(j)		3,165	3,142

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $108,008)	108,007

Total Investments in Securities (Cost $315,071)	318,971

Total Investments 169.3% (Cost $315,071)	$318,971
Financial Derivative Instruments (g)(i) 0.6%(Cost or Premiums, net $2,743)	1,176
Other Assets and Liabilities, net (69.9)%	(131,719)

Net Assets 100.0%	$188,428

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$6,900	U.S. Treasury Notes 3.625% due 03/31/2028	$(7,049)	$6,900	$6,901
4.440	07/01/2025	07/02/2025	44,000	U.S. Treasury Notes 4.125% due 10/31/2029	(44,945)	44,000	44,000
4.450	06/30/2025	07/01/2025	41,200	U.S. Treasury Notes 4.250% due 02/28/2029	(42,100)	41,200	41,205

Total Repurchase Agreements	$(94,094)	$92,100	$92,106

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.6)%
Uniform Mortgage-Backed Security, TBA	3.500%	07/01/2055	$9,600	$(8,482)	$(8,644)

Total Short Sales (4.6)%	$(8,482)	$(8,644)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(41) at a weighted average interest rate of 4.510%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	70	$14,562	$56	$4	$0
U.S. Treasury 5-Year Note September Futures	09/2025	18	1,962	1	2	0
U.S. Treasury 10-Year Note September Futures	09/2025	191	21,416	271	60	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	5	571	12	2	0

$340	$68	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Long-Term Bond September Futures	09/2025	1	$(115)	$(3)	$0	$(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	3	(357)	(7)	0	(4)

$(10)	$0	$(5)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Total Futures Contracts								$330		$68	$(5)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.239%		$500	$4	$(2)	$2	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359		500	7	(2)	5	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164	EUR	100	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.291		100	0	2	2	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290		$700	4	1	5	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	EUR	300	2	0	2	0	0

							$18	$(1)	$17	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-44 5-Year Index	5.000%	Quarterly		06/20/2030		$900	$45	$24	$69	$3	$0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		1,340	29	2	31	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		7,000	149	8	157	4	0

							$223	$34	$257	$8	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	16,559	$(353)	$147	$(206)	$0	$(1)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055	JPY	110,000	1	(37)	(36)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$8,410	(6)	(2)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		1,300	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		3,380	0	46	46	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,750	31	(12)	19	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,000	9	(42)	(33)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		19,020	1,243	(459)	784	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,200	164	(135)	29	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		20	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,750	(55)	29	(26)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(2)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,300	35	64	99	0	(16)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,400	0	27	27	11	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,460	0	30	30	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,650	142	396	538	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,800	106	434	540	0	(54)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	0	0	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		9,000	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		2,300	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,800	0	9	9	9	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	1	1	1	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		12,100	2	13	15	11	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	1,100	20	6	26	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,191,300	0	14	14	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		200	(1)	(3)	(4)	1	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	(1)	2	1	0	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	1	1	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,200	0	(21)	(21)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	6,900	(2)	186	184	0	(8)
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	480,000	0	(8)	(8)	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,500	0	(2)	(2)	1	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		90	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		5,360	(228)	23	(205)	0	(11)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,200	182	87	269	8	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	5,000	0	2	2	1	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		8,300	0	(21)	(21)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030		$3,500	0	(5)	(5)	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		3,100	0	(7)	(7)	0	0
Receive	CPURNSA	2.544	Maturity	04/07/2030		2,200	(17)	8	(9)	0	0
Receive	CPURNSA	2.487	Maturity	04/03/2035		6,400	(69)	56	(13)	0	(3)

							$1,184	$794	$1,978	$72	$(248)

Total Swap Agreements							$1,425	$827	$2,252	$80	$(248)

(h)	Securities with an aggregate market value of $981 and cash of $4,738 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2025		AUD	76		$50		$0		$(1)
		07/2025		BRL	1,535		281		0		(1)
		07/2025		CHF	52		63		0		(2)
		07/2025		EUR	17,935		20,397		0		(730)
		07/2025		IDR	7,020,662		432		0		0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	JPY	34,400		239	0	0
	07/2025		$268	BRL	1,535	15	0
	07/2025		270	CHF	221	8	0
	07/2025		636	IDR	10,333,551	1	0
	07/2025		338	KRW	460,332	3	0
	07/2025		59	SGD	75	0	0
	08/2025	CNH	506		$71	0	0
	08/2025	SGD	75		59	0	0
	08/2025	TWD	6,080		192	0	(19)
	08/2025		$143	TWD	4,665	19	0
BPS	07/2025	BRL	5,288		$940	0	(33)
	07/2025	IDR	7,016,553		430	0	(2)
	07/2025	INR	107,390		1,250	0	(3)
	07/2025	SEK	285		30	0	(1)
	07/2025	THB	200		6	0	0
	07/2025	TWD	14,094		434	0	(52)
	07/2025		$958	BRL	5,288	16	0
	07/2025		335	IDR	5,464,067	2	0
	07/2025		600	KRW	814,072	2	0
	07/2025		20	THB	655	0	0
	07/2025		1,224	TWD	36,414	27	0
	08/2025	CNH	1,413		$198	0	0
	08/2025	CZK	276		12	0	(1)
	08/2025	TWD	44,981		1,400	0	(163)
	08/2025		$258	CNH	1,888	7	0
	08/2025		190	INR	16,512	2	0
	08/2025		1,039	TWD	33,215	116	0
	10/2025	BRL	1,900		$317	0	(24)
	10/2025		$655	BRL	4,000	64	0
BRC	07/2025	AUD	162		$105	0	(2)
	07/2025	BRL	1,320		237	0	(6)
	07/2025	GBP	120		162	0	(2)
	07/2025	ILS	1,644		472	0	(16)
	07/2025	KRW	23,340		17	0	0
	07/2025	NOK	558		55	0	(1)
	07/2025	PLN	78		21	0	(1)
	07/2025	TRY	13,273		323	0	(4)
	07/2025		$242	BRL	1,320	1	0
	07/2025		6,403	GBP	4,706	57	0
	07/2025		234	ILS	791	1	0
	07/2025		500	TRY	20,567	6	0
	07/2025	ZAR	20,434		$1,130	0	(22)
	08/2025	CZK	2,725		123	0	(8)
	08/2025	GBP	4,706		6,404	0	(57)
	08/2025		$21	TRY	858	0	0
	08/2025		59	TWD	1,725	1	0
	09/2025		7	PEN	24	0	0
	12/2025		35	TRY	1,643	1	0
BSH	07/2025	DKK	3,001		$457	0	(17)
	07/2025	PEN	1,707		460	0	(22)
	08/2025		$166	PEN	587	0	0
	09/2025	PEN	4,502		$1,229	0	(39)
	09/2025		$4	PEN	15	0	0
	11/2025	PEN	546		$149	0	(5)
	12/2025		589		166	0	0
CBK	07/2025	BRL	7,744		1,415	0	(10)
	07/2025	DKK	585		90	0	(3)
	07/2025	EUR	84		97	0	(2)
	07/2025	JPY	49,600		348	4	0
	07/2025	KRW	2,240,981		1,633	0	(24)
	07/2025	THB	10,457		314	0	(8)
	07/2025	TWD	21,958		675	0	(81)
	07/2025		$502	AUD	768	4	0
	07/2025		1,325	BRL	7,744	100	0
	07/2025		96	IDR	1,561,423	0	0
	07/2025		25	KRW	33,726	0	0
	07/2025		485	PEN	1,719	0	(1)
	07/2025		1,222	SEK	11,587	2	0
	07/2025		691	SGD	888	7	0
	07/2025		1,364	TWD	40,563	33	0
	08/2025	CNH	3,156		$439	0	(3)
	08/2025	PEN	611		168	0	(4)
	08/2025	SEK	11,562		1,222	0	(2)
	08/2025	TWD	22,366		693	0	(85)
	08/2025		$1,254	CNH	8,957	2	0
	08/2025		1,422	INR	122,603	6	(1)
	09/2025	MXN	381		$20	0	0
	09/2025	PEN	5,577		1,518	0	(52)
	09/2025		$160	PEN	593	7	0
	01/2026	PEN	1,718		$483	0	0
DUB	07/2025	ILS	798		230	0	(7)
	07/2025	KRW	119,303		88	0	0
	07/2025	SGD	12		9	0	0
	07/2025		$394	DKK	2,507	2	0
	07/2025		20,865	EUR	17,985	321	0
	07/2025		11	IDR	181,066	0	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		81	TWD	2,410	2	0
	08/2025	CNH	8,088		$1,125	0	(9)
	08/2025	DKK	2,501		394	0	(2)
	08/2025	EUR	17,946		20,865	0	(321)
	08/2025		$303	CNH	2,177	2	0
	08/2025		659	INR	56,894	3	0
	09/2025	MXN	3,488		$181	0	(3)
FAR	07/2025	AUD	5,822		3,756	0	(75)
	07/2025	BRL	9,451		1,711	0	(28)
	07/2025	CHF	3,551		4,312	0	(163)
	07/2025	CNH	1,706		237	0	(1)
	07/2025	JPY	592,735		4,132	16	0
	07/2025	KRW	776,762		574	0	(1)
	07/2025	SEK	11,294		1,179	0	(15)
	07/2025	SGD	17		14	0	0
	07/2025		$3,510	AUD	5,368	23	0
	07/2025		1,704	BRL	9,451	36	0
	07/2025		4,219	CHF	3,377	38	0
	07/2025		535	DKK	3,407	3	0
	07/2025		2,676	JPY	389,444	29	0
	07/2025		574	KRW	776,491	1	0
	07/2025		171	PLN	629	4	0
	07/2025		47	SGD	60	0	0
	08/2025	AUD	5,368		$3,512	0	(23)
	08/2025	CHF	3,363		4,219	0	(38)
	08/2025	CNH	1,491		208	0	(1)
	08/2025	DKK	3,399		535	0	(3)
	08/2025	JPY	388,012		2,675	0	(29)
	08/2025	SGD	60		47	0	0
	08/2025		$315	INR	27,249	2	0
	09/2025	MXN	28,612		$1,469	0	(43)
	09/2025		$1,711	BRL	9,596	28	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	957		$261	0	(8)
GLM	07/2025	TWD	5,508		169	0	(20)
	07/2025		$23	IDR	369,668	0	0
	07/2025		18	SGD	23	0	0
	07/2025		109	TWD	3,561	13	0
	08/2025	CNH	1,448		$202	0	(1)
	08/2025	SGD	23		18	0	0
	10/2025	BRL	4,900		790	0	(91)
	12/2025	PEN	620		169	0	(6)
JPM	07/2025	BRL	510		93	0	0
	07/2025	CNH	3,232		448	0	(4)
	07/2025	DKK	2,326		352	0	(15)
	07/2025	KRW	113,392		83	0	(1)
	07/2025	NZD	246		147	0	(3)
	07/2025	PLN	833		222	0	(9)
	07/2025	SGD	778		605	0	(6)
	07/2025	TRY	3,032		74	0	(1)
	07/2025	TWD	14,266		439	0	(52)
	07/2025		$87	BRL	510	7	0
	07/2025		307	PLN	1,135	8	0
	07/2025		38	SGD	49	0	0
	07/2025		98	TWD	2,904	2	0
	07/2025	ZAR	5,794		$324	0	(3)
	08/2025	CNH	7,528		1,046	0	(10)
	08/2025	SGD	49		38	0	0
	08/2025	TWD	35,284		1,081	0	(145)
	08/2025		$275	INR	23,844	2	0
	04/2026	BRL	19,900		$3,376	0	(47)
MBC	07/2025	AUD	76		49	0	(1)
	07/2025	CAD	2,738		1,993	0	(17)
	07/2025	CNH	1,793		249	0	(2)
	07/2025	EUR	263		301	0	(9)
	07/2025	GBP	288		390	0	(6)
	07/2025	HKD	4,982		637	1	0
	07/2025	JPY	27,073		188	0	0
	07/2025	PLN	596		159	0	(6)
	07/2025	SGD	1,868		1,456	0	(13)
	07/2025	THB	5,249		159	0	(3)
	07/2025	TWD	6,901		212	0	(26)
	07/2025		$1,997	CAD	2,739	14	0
	07/2025		343	EUR	297	7	0
	07/2025		198	GBP	146	3	0
	07/2025		25	IDR	412,524	0	0
	07/2025		70	ILS	249	4	0
	07/2025		1,012	SGD	1,309	17	0
	07/2025		4	TWD	117	0	0
	08/2025	CAD	1,556		$1,134	0	(11)
	08/2025	CNH	1,797		249	0	(3)
	08/2025	INR	17,942		209	0	0
	08/2025	SGD	1,306		1,012	0	(18)
	08/2025	TWD	16,703		515	0	(66)
	08/2025		$489	CNH	3,541	7	0
MYI	07/2025	JPY	25,990		$181	0	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	$899	JPY	130,962	11	0
07/2025	265	NOK	2,670	0	0
07/2025	1	PLN	3	0	0
08/2025	CNH	1,519	$212	0	(1)
08/2025	JPY	130,480	899	0	(11)
08/2025	NOK	2,670	265	0	0
09/2025	COP	2,387,087	579	1	0
09/2025	$485	MXN	9,277	5	0
NGF	07/2025	271	IDR	4,424,423	1	0
08/2025	14	TRY	567	0	0
SCX	07/2025	ILS	12	$4	0	0
07/2025	PEN	1,705	458	0	(23)
07/2025	TWD	592	20	0	0
07/2025	$106	IDR	1,719,200	1	0
07/2025	10	JPY	1,459	0	0
07/2025	202	SGD	261	3	0
07/2025	200	THB	6,496	0	0
07/2025	800	TWD	23,439	7	0
08/2025	CNH	4,070	$569	0	(2)
08/2025	JPY	1,453	10	0	0
08/2025	SGD	260	202	0	(3)
08/2025	TWD	3,942	121	0	(16)
08/2025	$886	CNH	6,416	14	0
08/2025	222	INR	19,089	0	0
SOG	07/2025	1,497	JPY	216,149	4	0
07/2025	28	NOK	278	0	0
07/2025	149	NZD	246	1	0
08/2025	JPY	215,355	$1,497	0	(4)
08/2025	NOK	278	28	0	0
08/2025	NZD	246	149	0	(1)
08/2025	TWD	3,099	107	0	(1)
08/2025	$1	INR	110	0	0
08/2025	71	TWD	2,025	0	(1)
SSB	07/2025	GBP	4,444	$6,017	0	(83)
10/2025	$82	PEN	302	3	0
12/2025	PEN	1,658	$448	0	(17)
UAG	07/2025	CLP	460,928	491	0	(4)
07/2025	ILS	121	34	0	(2)
07/2025	JPY	8,737	60	0	0
07/2025	KRW	23,292	17	0	0
07/2025	NOK	2,390	235	0	(2)
07/2025	THB	834	25	0	(1)
07/2025	$17	KRW	23,303	0	0
08/2025	CNH	1,357	$189	0	(2)
08/2025	$552	CNH	3,983	6	0
12/2025	TRY	1,643	$35	0	(1)

Total Forward Foreign Currency Contracts	$1,166	$(3,050)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	20,400	$98	$71

Total Purchased Options	$98	$71

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	200	$0	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	500	(1)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	100	0	0

$(1)	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	300	$(10)	$(8)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	20,400	$(36)	$(12)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	20,400	(61)	(29)

$(97)	$(41)

Total Written Options	$(108)	$(49)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	788	$153	$18	$171	$0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	1,181	233	23	256	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	492	98	9	107	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	4,135	854	44	898	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$600	(9)	4	0	(5)

$1,329	$98	$1,432	$(5)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	67	5.030% (FEDL01 plus a specified spread)	Monthly	08/06/2025	$919	$0	$3	$3	$0
BPS	Receive	NDDUEAFE Index	93	4.590% (FEDL01 plus a specified spread)	Monthly	08/06/2025	898	0	(3)	0	(3)
Receive	RADMFUNT Index	481	4.670% (FEDL01 plus a specified spread)	Monthly	08/06/2025	1,037	0	(4)	0	(4)
Receive	RADMFENT Index	1,052	5.070% (FEDL01 plus a specified spread)	Monthly	11/05/2025	1,957	0	(7)	0	(7)
Receive	RADMFXNT Index	878	4.810% (FEDL01 plus a specified spread)	Monthly	11/05/2025	1,894	0	(7)	0	(7)
Receive	RADMFXNT Index	1,031	4.860% (FEDL01 plus a specified spread)	Monthly	11/05/2025	2,224	0	(5)	0	(5)
Receive	RADMFENT Index	503	5.010% (FEDL01 plus a specified spread)	Monthly	02/04/2026	936	0	(4)	0	(4)
Receive	RADMFENT Index	2,615	5.070%	Monthly	03/04/2026	4,865	0	(18)	0	(18)
Receive	RADMFENT Index	1,160	4.990%	Monthly	04/15/2026	2,158	0	(8)	0	(8)
Receive	RADMFENT Index	4,296	4.920%	Monthly	05/20/2026	7,992	0	(40)	0	(40)
CBK	Receive	NDDUEAFE Index	207	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	1,998	0	(5)	0	(5)
FAR	Pay	S&P 500 Total Return Index	173	5.150% (FEDL01 plus a specified spread)	Monthly	01/07/2026	2,372	0	9	9	0
GST	Receive	RADMFENT Index	707	5.020% (FEDL01 plus a specified spread)	Monthly	11/05/2025	1,315	0	(5)	0	(5)
JPM	Receive	ERAUSLT Index	388	4.800%	Monthly	07/02/2025	2,788	0	33	33	0
Receive	NDDUEAFE Index	2,251	4.400%	Monthly	07/02/2025	21,261	0	398	398	0
Receive	RADMFENT Index	4,074	4.610%	Monthly	07/02/2025	8,590	0	167	167	0
Receive	RADMFENT Index	8,405	5.000%	Monthly	07/02/2025	14,791	0	791	791	0
Receive	RADMFUNT Index	37	4.260%	Monthly	07/16/2025	95	0	0	0	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	Receive	RADMFUNT Index	5,916	4.710% (FEDL01 plus a specified spread)	Monthly	07/16/2025	12,760	0	(45)	0	(45)
	Pay	S&P 500 Total Return Index	129	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	1,769	0	7	7	0
	Receive	RADMFENT Index	1,899	4.690%	Monthly	09/03/2025	4,096	0	(12)	0	(12)
	Receive	RADMFENT Index	4,484	4.950% (FEDL01 plus a specified spread)	Monthly	09/03/2025	8,342	0	(22)	0	(22)
	Receive	ERADXULT Index	429	5.230% (FEDL01 plus a specified spread)	Maturity	10/01/2025	1,172	0	105	105	0
	Pay	S&P 500 Total Return Index	36	5.110% (FEDL01 plus a specified spread)	Monthly	02/04/2026	494	0	2	2	0
	Pay	S&P 500 Total Return Index	259	5.010%	Monthly	04/01/2026	3,552	0	9	9	0
MBC	Receive	ERADXULT Index	198	5.420% (FEDL01 plus a specified spread)	Monthly	11/05/2025	606	0	(4)	0	(4)
MEI	Receive	ERAEMLT Index	27	5.440% (FEDL01 plus a specified spread)	Monthly	07/02/2025	140	0	7	7	0
	Receive	ERAEMLT Index	2,765	5.650%	Monthly	07/02/2025	14,314	0	708	708	0
	Receive	ERAEMLT Index	473	5.410%	Monthly	08/06/2025	2,580	0	(10)	0	(10)
	Receive	ERADXULT Index	850	5.100%	Monthly	08/20/2025	2,600	0	(22)	0	(22)
	Receive	ERAEMLT Index	697	5.570% (FEDL01 plus a specified spread)	Monthly	01/07/2026	3,802	0	(13)	0	(13)
	Receive	ERAEMLT Index	1,253	5.605%	Monthly	03/04/2026	6,835	0	(28)	0	(28)
MYI	Receive	ERADXULT Index	3,709	5.350%	Monthly	09/03/2025	11,345	0	(79)	0	(79)
	Receive	ERADXULT Index	3,094	5.355%	Monthly	04/01/2026	9,464	0	(66)	0	(66)
	Receive	NDDUEAFE Index	568	4.680%	Monthly	05/20/2026	5,483	0	(27)	0	(27)
	Receive	NDDUEAFE Index	2,973	4.690%	Monthly	06/03/2026	28,699	0	(89)	0	(89)

								$0	$1,716	$2,239	$(523)

Total Swap Agreements								$1,328	$1,815	$3,671	$(528)

(j)

Securities with an aggregate market value of $695 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$300		$8,566	$0		$8,866
Industrials					0		855	0		855
Utilities					0		2,203	0		2,203
Municipal Bonds & Notes
Washington					0		353	0		353
U.S. Government Agencies					0		101,324	0		101,324
U.S. Treasury Obligations					0		3,433	0		3,433
Non-Agency Mortgage-Backed Securities					0		36,468	0		36,468
Asset-Backed Securities
Automobile Sequential					0		4,779	0		4,779
CMBS Other					0		3,268	0		3,268
Credit Card Bullet					0		1,399	0		1,399
Home Equity Other					0		5,622	0		5,622
Home Equity Sequential					0		3	0		3
Whole Loan Collateral					0		460	0		460

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Other ABS	0	27,041	0	27,041
Sovereign Issues	0	14,890	0	14,890
Short-Term Instruments
Commercial Paper	940	9,414	0	10,354
Mutual Funds	0	2,411	0	2,411
Repurchase Agreements	0	92,100	0	92,100
U.S. Treasury Bills	0	3,142	0	3,142

Total Investments	$1,240	$317,731	$0	$318,971

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,644)	$0	$(8,644)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	148	0	148
Over the counter	0	4,908	0	4,908

	$0	$5,056	$0	$5,056
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(253)	0	(253)
Over the counter	0	(3,627)	0	(3,627)

	$0	$(3,880)	$0	$(3,880)

Total Financial Derivative Instruments	$0	$1,176	$0	$1,176

Totals	$1,240	$310,263	$0	$311,503

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.5% ¤
BRAZIL 3.2%
CORPORATE BONDS & NOTES 0.8%
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028	$3,420	$3,408

SOVEREIGN ISSUES 2.4%
Brazil Government International Bond
6.000% due 04/07/2026	200	202
7.125% due 05/13/2054	10,000	9,601

		9,803

Total Brazil (Cost $13,575)		13,211

CHILE 1.6%
CORPORATE BONDS & NOTES 0.5%
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	$500	475
4.700% due 05/07/2050	2,000	1,624

		2,099

SOVEREIGN ISSUES 1.1%
Chile Government International Bond
3.100% due 01/22/2061	500	304
4.340% due 03/07/2042	5,000	4,341

		4,645

Total Chile (Cost $7,807)		6,744

COLOMBIA 5.9%
CORPORATE BONDS & NOTES 0.6%
Ecopetrol SA 8.375% due 01/19/2036	$2,700	2,607

SOVEREIGN ISSUES 5.3%
Colombia Government International Bond
3.125% due 04/15/2031	200	165
3.875% due 04/25/2027	12,800	12,542
8.000% due 04/20/2033	8,000	8,287
8.000% due 11/14/2035	800	805

		21,799

Total Colombia (Cost $24,152)		24,406

DOMINICAN REPUBLIC 0.6%
SOVEREIGN ISSUES 0.6%
Dominican Republic International Bond
4.875% due 09/23/2032	$2,500	2,315
5.950% due 01/25/2027	200	202

Total Dominican Republic (Cost $2,827)		2,517

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039	$1,002	808
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026	1,000	990

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Total India (Cost $1,992)			1,798

INDONESIA 2.5%
CORPORATE BONDS & NOTES 0.0%
Pelabuhan Indonesia Persero PT 5.375% due 05/05/2045		$200	186

SOVEREIGN ISSUES 2.5%
Indonesia Government International Bond
3.500% due 02/14/2050		2,000	1,435
4.750% due 07/18/2047		755	680
5.125% due 01/15/2045		1,865	1,788
5.250% due 01/17/2042		500	491
5.250% due 01/08/2047		1,249	1,207
5.950% due 01/08/2046		918	955
6.750% due 01/15/2044		2,400	2,687
7.750% due 01/17/2038		1,025	1,247

			10,490

Total Indonesia (Cost $13,000)			10,676

ISRAEL 3.4%
SOVEREIGN ISSUES 3.4%
Israel Government International Bond
3.375% due 01/15/2050		$5,400	3,514
3.875% due 07/03/2050		5,000	3,522
5.500% due 03/12/2034		7,000	7,097

Total Israel (Cost $18,474)			14,133

IVORY COAST 1.2%
SOVEREIGN ISSUES 1.2%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,595
5.875% due 10/17/2031		2,000	2,232

Total Ivory Coast (Cost $4,771)			4,827

LUXEMBOURG 5.2%
		SHARES
COMMON STOCKS 0.9%
Drillco Holding Lux SA «(f)		123,735	2,537
Foresea Holdings SA «		48,750	999

			3,536

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.3%
FORESEA Holding SA 7.500% due 06/15/2030		$2,149	2,043
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		200	203
6.103% due 08/23/2042		3,300	3,305
6.129% due 02/23/2038		7,000	7,223
6.510% due 02/23/2042		5,000	5,185

			17,959

Total Luxembourg (Cost $19,850)			21,495

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,500	2,402
4.550% due 04/21/2050		500	424
4.800% due 04/21/2060		200	172
Petronas Energy Canada Ltd. 2.112% due 03/23/2028		500	472

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Total Malaysia (Cost $3,760)			3,470

MEXICO 12.5%
CORPORATE BONDS & NOTES 1.4%
Coca-Cola Femsa SAB de CV 1.850% due 09/01/2032		$2,150	1,761
Petroleos Mexicanos
6.700% due 02/16/2032		498	463
7.690% due 01/23/2050		500	394
10.000% due 02/07/2033		3,100	3,321

			5,939

SOVEREIGN ISSUES 11.1%
Mexican Udibonos
2.750% due 11/27/2031 (d)	MXN	187,529	8,857
4.000% due 11/30/2028 (d)		53,555	2,798
4.000% due 08/24/2034 (d)		186,424	9,244
Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	343
4.490% due 05/25/2032		3,000	3,581
4.750% due 04/27/2032		$3,000	2,857
5.000% due 04/27/2051		7,300	5,679
6.000% due 05/07/2036		1,200	1,187
6.400% due 05/07/2054		2,000	1,846
6.625% due 01/29/2038 (a)		4,655	4,732
6.875% due 05/13/2037		4,500	4,705

			45,829

Total Mexico (Cost $55,599)			51,768

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond 4.950% due 04/28/2031		$1,000	996

Total Paraguay (Cost $1,104)			996

PERU 10.3%
SOVEREIGN ISSUES 10.3%
Peru Government International Bond
2.783% due 01/23/2031		$1,000	898
5.375% due 02/08/2035		1,000	1,001
5.625% due 11/18/2050		2,680	2,553
5.875% due 08/08/2054		1,000	967
6.150% due 08/12/2032	PEN	48,170	14,065
6.350% due 08/12/2028		3,500	1,054
6.950% due 08/12/2031		38,082	11,690
7.300% due 08/12/2033		33,500	10,319

Total Peru (Cost $41,418)			42,547

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Republic of Poland Government International Bond 5.125% due 09/18/2034		$2,000	2,012

Total Poland (Cost $1,972)			2,012

QATAR 3.3%
CORPORATE BONDS & NOTES 0.2%
QatarEnergy 2.250% due 07/12/2031		$700	614

SOVEREIGN ISSUES 3.1%
Qatar Government International Bond
3.750% due 04/16/2030		4,100	4,020
4.400% due 04/16/2050		7,000	5,928
4.817% due 03/14/2049		1,200	1,079

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.103% due 04/23/2048		2,000	1,888

			12,915

Total Qatar (Cost $14,649)			13,529

ROMANIA 5.0%
SOVEREIGN ISSUES 5.0%
Romania Government International Bond
2.000% due 01/28/2032	EUR	3,000	2,870
2.000% due 04/14/2033		3,000	2,713
3.624% due 05/26/2030		3,000	3,361
5.375% due 03/22/2031		3,000	3,549
5.625% due 05/30/2037		6,000	6,661
7.500% due 02/10/2037		$1,500	1,561

Total Romania (Cost $18,951)			20,715

SAUDI ARABIA 10.1%
CORPORATE BONDS & NOTES 2.3%
Saudi Arabian Oil Co.
5.250% due 07/17/2034		$3,000	3,034
5.750% due 07/17/2054		3,000	2,820
5.875% due 07/17/2064		4,000	3,660

			9,514

SOVEREIGN ISSUES 7.8%
Saudi Government International Bond
3.625% due 03/04/2028		1,500	1,475
4.750% due 01/18/2028		5,000	5,042
4.750% due 01/16/2030		5,000	5,052
4.875% due 07/18/2033		5,000	5,025
5.000% due 01/18/2053		2,000	1,707
5.125% due 01/13/2028		3,000	3,051
5.375% due 01/13/2031		3,000	3,113
5.750% due 01/16/2054		8,000	7,633

			32,098

Total Saudi Arabia (Cost $41,798)			41,612

SERBIA 4.7%
SOVEREIGN ISSUES 4.7%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	3,265
1.500% due 06/26/2029		5,400	5,811
1.650% due 03/03/2033		150	145
2.050% due 09/23/2036		2,500	2,241
3.125% due 05/15/2027		6,900	8,100

Total Serbia (Cost $21,194)			19,562

SOUTH AFRICA 13.4%
SOVEREIGN ISSUES 13.4%
Republic of South Africa Government International Bond
4.875% due 04/14/2026		$200	199
5.750% due 09/30/2049		400	302
7.100% due 11/19/2036		2,000	1,986
7.950% due 11/19/2054		2,000	1,912
8.500% due 01/31/2037	ZAR	103,500	5,089
8.875% due 02/28/2035		276,500	14,584
10.500% due 12/21/2026		539,300	31,605

Total South Africa (Cost $59,368)			55,677

TURKEY 1.2%
SOVEREIGN ISSUES 1.2%
Turkiye Government International Bond 7.625% due 05/15/2034		$5,000	5,130

Total Turkey (Cost $4,922)			5,130

UNITED ARAB EMIRATES 1.2%
CORPORATE BONDS & NOTES 0.5%
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		$2,000	1,992

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

SOVEREIGN ISSUES 0.7%
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070	4,500	2,433
3.875% due 04/16/2050	793	618

		3,051

Total United Arab Emirates (Cost $7,366)		5,043

UNITED STATES 5.3%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 5.034% due 03/25/2037 •	$170	67
Morgan Stanley Mortgage Loan Trust 5.154% due 04/25/2037 •	196	51

		118

CORPORATE BONDS & NOTES 0.5%
Rio Oil Finance Trust
8.200% due 04/06/2028	334	348
9.750% due 01/06/2027	1,771	1,834

		2,182

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 5.056% due 02/25/2036 ~	4	3
Chase Mortgage Finance Trust 4.669% due 03/25/2037 ~	11	10
Citigroup Mortgage Loan Trust
5.483% due 07/25/2046 ~	7	7
6.756% due 03/25/2034 ~	1	1
Countrywide Home Loan Mortgage Pass-Through Trust
4.478% due 10/20/2035 ~	2	2
4.860% due 09/25/2047 ~	4	4
Luminent Mortgage Trust 4.794% due 12/25/2036 •	4	4
MASTR Adjustable Rate Mortgages Trust 4.914% due 05/25/2037 •	80	31
Merrill Lynch Alternative Note Asset Trust
4.563% due 06/25/2037 ~	74	34
5.034% due 03/25/2037 •	210	49
Merrill Lynch Mortgage-Backed Securities Trust 4.365% due 04/25/2037 ~	14	13
Morgan Stanley Mortgage Loan Trust 6.075% due 06/25/2036 ~	2	2
Sequoia Mortgage Trust 4.731% due 01/20/2047 ~	5	4
WaMu Mortgage Pass-Through Certificates Trust
3.413% due 05/25/2037 ~	17	14
3.716% due 04/25/2037 ~	10	9
3.775% due 01/25/2037 ~	14	12
4.252% due 12/25/2036 ~	30	28
4.351% due 12/25/2036 ~	9	8
4.823% due 09/25/2036 ~	13	11

		246

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds
4.625% due 05/15/2054 (i)	20,000	19,431

Total United States (Cost $22,521)		21,977

	SHARES
SHORT-TERM INSTRUMENTS 2.0%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (e)	638,130	638

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.8%
4.316% due 07/03/2025 - 10/21/2025 (b)(c)(i)	$7,283	7,232

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $7,870)		7,870

Total Investments in Securities (Cost $408,940)		391,715

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio III	3,345,641	32,577

Total Short-Term Instruments (Cost $32,572)		32,577

Total Investments in Affiliates (Cost $32,572)		32,577

Total Investments 102.4% (Cost $441,512)		$424,292
Financial Derivative Instruments (g)(h) (3.0)%(Cost or Premiums, net $(1,570))		(12,437)
Other Assets and Liabilities, net 0.6%		2,343

Net Assets 100.0%		$414,198

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Coupon represents a 7-Day Yield.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$2,475	$2,537	0.61%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(1,431) at a weighted average interest rate of 4.464%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	124	$11,109	$96	$25	$0
U.S. Treasury 5-Year Note September Futures	09/2025	94	10,246	111	12	0
U.S. Treasury 10-Year Note September Futures	09/2025	68	7,625	129	21	0

Total Futures Contracts	$336	$58	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.iTraxx Asia Ex-Japan 43 5-Year Index	1.000%	Quarterly	06/20/2030	$2,000	$15	$9	$24	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	9.760%	Maturity	01/04/2027	BRL	38,500	$0	$(513)	$(513)	$8	$0
Pay	1-Year BRL-CDI	10.145	Maturity	01/04/2027	32,100	0	(633)	(633)	7	0
Pay	1-Year BRL-CDI	10.231	Maturity	01/04/2027	132,400	0	(2,520)	(2,520)	27	0
Pay	1-Year BRL-CDI	12.198	Maturity	01/04/2027	30,000	0	(162)	(162)	6	0
Pay	1-Year BRL-CDI	12.350	Maturity	01/04/2027	101,000	0	(444)	(444)	20	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027	2,000	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029	1,000	0	2	2	1	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	60,000	3	7	10	9	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	16,500	(345)	(232)	(577)	0	(25)

$(342)	$(4,496)	$(4,838)	$78	$(25)

Total Swap Agreements	$(327)	$(4,487)	$(4,814)	$79	$(25)

Cash of $3,014 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CAD	15	$11	$0	$0
07/2025	CNH	22,474	3,119	0	(24)
07/2025	$19,082	AUD	29,375	251	0
07/2025	26	CHF	21	0	0
07/2025	722	EUR	616	4	0
07/2025	3,720	NZD	6,181	48	0
08/2025	AUD	29,375	$19,093	0	(252)
08/2025	CHF	20	26	0	0
08/2025	CNH	99,527	13,906	0	(50)
08/2025	EUR	616	723	0	(4)
08/2025	NZD	6,181	3,724	0	(48)
08/2025	$11	CAD	15	0	0
BOA	07/2025	AUD	1,701	$1,108	0	(12)
07/2025	EUR	37,137	42,227	0	(1,519)
07/2025	IDR	48,358,005	2,964	0	(18)
07/2025	KRW	43,713,024	32,067	0	(266)
07/2025	PEN	741	209	0	0
07/2025	$2,677	SGD	3,427	19	0
08/2025	CNH	21,782	$3,045	0	(10)
08/2025	SGD	3,419	2,677	0	(19)
08/2025	TWD	1,575	48	0	(6)
08/2025	$6,057	CNH	43,309	16	0
09/2025	PEN	10,745	$2,974	0	(53)
09/2025	$2,828	PEN	10,209	47	0
BPS	07/2025	BRL	14,892	$2,721	0	(20)
07/2025	EUR	205	237	0	(5)
07/2025	IDR	521,319	32	0	0
07/2025	NOK	4,840	478	0	(2)
07/2025	SEK	7,485	780	0	(11)
07/2025	THB	3,762	114	0	(2)
07/2025	TRY	294,111	7,269	0	(118)
07/2025	TWD	394,826	12,147	0	(1,447)
07/2025	$2,660	BRL	14,892	81	0
07/2025	7,251	IDR	118,322,417	45	0
07/2025	64	KRW	86,619	0	0
07/2025	3,150	THB	103,515	38	0
07/2025	1,123	TWD	33,419	27	0
08/2025	CNH	68,223	$9,551	0	(15)
08/2025	PEN	10,403	2,806	0	(126)
08/2025	TWD	407,151	12,491	0	(1,663)
08/2025	$6,112	CNH	43,596	1	0
08/2025	1,364	INR	118,583	16	0
08/2025	3	JPY	399	0	0
08/2025	470	TWD	15,393	65	0
09/2025	1,715	PEN	6,210	35	0
10/2025	BRL	25,100	$4,191	0	(323)
10/2025	$776	BRL	4,800	87	0
BRC	07/2025	AUD	430	$278	0	(5)
07/2025	GBP	2,344	3,189	0	(28)
07/2025	IDR	43,671,827	2,674	0	(19)
07/2025	ILS	24,500	7,037	0	(237)
07/2025	KRW	133,015	97	0	(2)
07/2025	NOK	3,133	308	0	(3)
07/2025	TRY	660	16	0	0
07/2025	$382	EUR	338	16	0
07/2025	1,538	GBP	1,142	29	0
07/2025	3,489	ILS	11,781	8	0
07/2025	42	JPY	6,001	0	0
07/2025	2,965	KRW	4,048,188	29	0
07/2025	421	PLN	1,576	17	0
07/2025	43,620	TRY	1,792,637	831	0
07/2025	6,020	ZAR	108,799	116	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

	07/2025	ZAR	252,278		$13,944	0	(284)
	08/2025		$3,190	GBP	2,344	28	0
	08/2025		26,451	TRY	1,095,748	301	0
BSH	07/2025	PEN	20,362		$5,539	0	(207)
	09/2025		13,261		3,620	0	(115)
	09/2025		$484	PEN	1,757	11	0
CBK	07/2025	BRL	162,785		$29,830	0	(132)
	07/2025	CAD	30,356		22,166	0	(125)
	07/2025	KRW	11,550,021		8,404	0	(140)
	07/2025	THB	196,869		5,920	0	(142)
	07/2025	TWD	624,975		19,210	0	(2,308)
	07/2025		$28,460	BRL	162,785	1,502	0
	07/2025		5,060	EUR	4,361	77	0
	07/2025		3,437	IDR	55,968,279	14	0
	07/2025		5,641	KRW	7,724,418	72	0
	07/2025		3,287	PEN	11,654	6	(3)
	07/2025		408	THB	13,622	11	0
	07/2025		8,140	TWD	241,487	175	0
	08/2025	CNH	7,155		$995	0	(8)
	08/2025	PEN	3,719		999	0	(50)
	08/2025	TWD	841,749		25,814	0	(3,449)
	08/2025		$199	CNH	1,442	3	0
	08/2025		20,481	INR	1,763,443	59	(10)
	08/2025		841	PEN	3,030	13	0
	09/2025	MXN	8,570		$447	0	(6)
	09/2025	PEN	5,564		1,508	0	(59)
	09/2025		$583	PEN	2,102	9	0
	01/2026	PEN	10,972		$3,083	3	0
DUB	07/2025	AUD	838		540	0	(12)
	07/2025	ILS	11,898		3,433	0	(100)
	07/2025	KRW	354,541		260	0	(2)
	07/2025	SGD	353		274	0	(4)
	07/2025		$40,527	EUR	34,934	624	0
	07/2025		245	IDR	3,983,618	1	0
	07/2025		1,734	TWD	51,532	40	0
	08/2025	CNH	111		$16	0	0
	08/2025	EUR	34,857		40,527	0	(623)
	08/2025		$9,519	INR	819,620	23	0
FAR	07/2025	AUD	26,406		17,037	0	(342)
	07/2025	BRL	281,583		51,599	0	(228)
	07/2025	CHF	15,594		18,937	0	(717)
	07/2025	CNH	11,432		1,591	0	(8)
	07/2025	JPY	1,890,844		12,990	0	(140)
	07/2025	PEN	79,710		21,240	0	(1,247)
	07/2025	SEK	4,015		419	0	(5)
	07/2025	SGD	892		693	0	(8)
	07/2025		$49,250	BRL	281,583	2,577	0
	07/2025		19,923	CHF	15,950	179	0
	07/2025		23,079	JPY	3,310,932	0	(88)
	07/2025		6,850	PLN	25,261	156	0
	07/2025		2,152	SGD	2,744	6	0
	08/2025	CHF	15,884		$19,923	0	(179)
	08/2025	CNH	72,007		10,063	0	(35)
	08/2025	SGD	3,159		2,483	0	(8)
	08/2025		$2,263	INR	195,692	15	0
	08/2025		12,990	JPY	1,883,890	140	0
	08/2025		20,416	TWD	601,770	504	0
	09/2025		8,640	MXN	168,244	253	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	4,776		$1,301	0	(42)
GLM	07/2025	BRL	472,042		85,129	0	(1,753)
	07/2025	IDR	2,550,847		156	0	(1)
	07/2025	TWD	75,418		2,319	0	(278)
	07/2025		$86,501	BRL	472,042	382	0
	07/2025		813	IDR	13,250,426	4	0
	07/2025		836	SGD	1,065	2	0
	07/2025		1,566	ZAR	28,312	31	0
	07/2025	ZAR	702		$39	0	(1)
	08/2025	SGD	1,063		836	0	(2)
	09/2025		$85,129	BRL	479,368	1,753	0
	10/2025	BRL	29,500		$4,861	0	(445)
	10/2025		$4,116	BRL	24,900	362	0
	12/2025		5,024	MXN	97,261	65	0
IND	07/2025		1,217	SEK	11,515	0	0
	08/2025	SEK	11,490		$1,217	0	0
	08/2025		$7,401	TWD	235,798	796	0
JPM	07/2025	BRL	13,376		$2,451	0	(11)
	07/2025	CHF	354		432	0	(14)
	07/2025	CNH	21,660		3,001	0	(28)
	07/2025	NZD	5,321		3,173	0	(70)
	07/2025	SGD	23,624		18,392	0	(188)
	07/2025	TWD	399,213		12,273	0	(1,472)
	07/2025		$2,286	BRL	13,376	176	0
	07/2025		4,082	KRW	5,559,719	30	0
	07/2025		16,836	PLN	62,499	498	0
	07/2025		1,753	SGD	2,244	12	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

	07/2025		1,146	TWD	34,033	26	0
	07/2025	ZAR	96,141		$5,380	0	(42)
	08/2025	BRL	20,450		3,581	0	(154)
	08/2025	CNH	93,480		13,049	0	(59)
	08/2025	SGD	2,239		1,753	0	(13)
	08/2025	TWD	400,763		12,285	0	(1,647)
	08/2025		$6,091	CNH	43,536	14	0
	08/2025		2,933	EUR	2,496	14	0
	08/2025		1,525	INR	132,258	14	0
	10/2025		412	BRL	2,600	56	0
MBC	07/2025	CAD	40,267		$29,318	0	(252)
	07/2025	CHF	22		27	0	(1)
	07/2025	CNH	10,384		1,441	0	(11)
	07/2025	EUR	616		722	0	(3)
	07/2025	IDR	207,827		13	0	0
	07/2025	NZD	297		177	0	(4)
	07/2025	SGD	56,753		44,239	0	(396)
	07/2025	THB	98,825		2,986	0	(57)
	07/2025	TWD	237,644		7,292	0	(890)
	07/2025		$51,395	CAD	70,648	485	0
	07/2025		836	IDR	13,580,016	2	0
	07/2025		1,011	JPY	145,234	0	(2)
	07/2025		3,234	PLN	12,110	125	0
	07/2025		46,247	SGD	59,807	789	0
	07/2025		1,472	THB	48,384	18	0
	07/2025		82	TWD	2,431	2	0
	08/2025	CAD	70,530		$51,395	0	(486)
	08/2025	CNH	36,471		5,074	0	(40)
	08/2025	SGD	59,670		46,247	0	(799)
	08/2025	TWD	314,718		9,688	0	(1,253)
	08/2025		$8,017	CNH	57,545	53	0
	08/2025		725	EUR	617	3	0
	08/2025		15	JPY	2,124	0	0
	08/2025		3,210	TWD	104,330	417	0
	09/2025		4,425	MXN	85,190	78	0
MYI	07/2025	JPY	635,850		$4,363	0	(53)
	07/2025		$518	JPY	74,793	2	0
	07/2025		968	NOK	9,767	1	0
	07/2025		36	PLN	132	1	0
	08/2025	CNH	73,394		$10,252	0	(40)
	08/2025	NOK	9,765		968	0	(1)
	08/2025		$4,363	JPY	633,512	53	0
NGF	07/2025		9,729	IDR	158,590,931	50	0
	08/2025		16	TRY	673	0	0
RYL	08/2025		15,214	CNH	109,287	111	0
SCX	07/2025	IDR	44,092,703		$2,702	0	(14)
	07/2025	ILS	181		52	0	(2)
	07/2025	JPY	7,083		49	0	0
	07/2025	NZD	563		340	0	(3)
	07/2025		$3,782	IDR	61,623,469	18	0
	07/2025		9,235	SGD	11,912	133	0
	07/2025		31,978	TWD	941,650	443	0
	08/2025	CNH	126,446		$17,701	0	(30)
	08/2025	SGD	11,885		9,235	0	(135)
	08/2025	TWD	134,058		4,109	0	(552)
	08/2025		$2,538	CNH	18,503	57	0
	08/2025		3,985	INR	342,111	0	(2)
	08/2025		49	JPY	7,057	0	0
SOG	07/2025	EUR	552		$636	0	(15)
	07/2025	JPY	1,049,453		7,270	0	(17)
	07/2025		$101	NOK	1,017	0	0
	08/2025	NOK	1,017		$101	0	0
	08/2025		$9	INR	790	0	0
	08/2025		7,270	JPY	1,045,602	18	0
SSB	07/2025		1,628	GBP	1,202	22	0
	12/2025	PEN	5,591		$1,512	0	(59)
UAG	07/2025	IDR	43,896,451		2,705	0	(2)
	07/2025	ILS	1,800		502	0	(33)
	07/2025	KRW	3,988,653		2,941	0	(9)
	07/2025	NOK	2,811		277	0	(2)
	07/2025	THB	15,738		474	0	(11)
	07/2025		$1,060	CLP	991,824	5	0
	07/2025		2,705	IDR	43,885,009	0	(2)
	07/2025		337	JPY	48,801	2	0
	07/2025		2,941	KRW	3,986,725	8	0
	09/2025		182	MXN	3,519	5	0

Total Forward Foreign Currency Contracts						$15,764	$(28,487)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC EUR versus USD	$1.110	11/26/2025	59,380	$250	$171
BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	18,840	118	98
GLM	Put - OTC EUR versus USD	$1.105	12/17/2025	4,692	563	399

Total Purchased Options	$931	$668

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.152%	$6,000	$142	$(116)	$26	$0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	400	(18)	20	2	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	2,800	(134)	126	0	(8)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	700	(62)	57	0	(5)
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	3,000	(31)	59	28	0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.152	5,700	136	(111)	25	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	2,110	(100)	99	0	(1)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2035	2.455	5,000	(717)	169	0	(548)
Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	2,300	(116)	115	0	(1)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	3,500	(312)	285	0	(27)
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	4,500	(401)	367	0	(34)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	12,700	(561)	610	49	0

Total Swap Agreements	$(2,174)	$1,680	$130	$(624)

(i)

Securities with an aggregate market value of $18,004 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$3,408	$0	$3,408
Sovereign Issues	0	9,803	0	9,803
Chile
Corporate Bonds & Notes	0	2,099	0	2,099
Sovereign Issues	0	4,645	0	4,645
Colombia
Corporate Bonds & Notes	0	2,607	0	2,607
Sovereign Issues	0	21,799	0	21,799
Dominican Republic
Sovereign Issues	0	2,517	0	2,517
India
Corporate Bonds & Notes	0	1,798	0	1,798
Indonesia
Corporate Bonds & Notes	0	186	0	186
Sovereign Issues	0	10,490	0	10,490
Israel
Sovereign Issues	0	14,133	0	14,133
Ivory Coast
Sovereign Issues	0	4,827	0	4,827
Luxembourg
Common Stocks	0	0	3,536	3,536
Corporate Bonds & Notes	0	17,959	0	17,959
Malaysia
Corporate Bonds & Notes	0	3,470	0	3,470
Mexico
Corporate Bonds & Notes	0	5,939	0	5,939
Sovereign Issues	0	45,829	0	45,829
Paraguay
Sovereign Issues	0	996	0	996
Peru
Sovereign Issues	0	42,547	0	42,547
Poland
Sovereign Issues	0	2,012	0	2,012
Qatar
Corporate Bonds & Notes	0	614	0	614
Sovereign Issues	0	12,915	0	12,915
Romania
Sovereign Issues	0	20,715	0	20,715
Saudi Arabia
Corporate Bonds & Notes	0	9,514	0	9,514
Sovereign Issues	0	32,098	0	32,098
Serbia
Sovereign Issues	0	19,562	0	19,562
South Africa
Sovereign Issues	0	55,677	0	55,677
Turkey
Sovereign Issues	0	5,130	0	5,130
United Arab Emirates
Corporate Bonds & Notes	0	1,992	0	1,992
Sovereign Issues	0	3,051	0	3,051
United States
Asset-Backed Securities	0	118	0	118
Corporate Bonds & Notes	0	2,182	0	2,182
Non-Agency Mortgage-Backed Securities	0	246	0	246
U.S. Treasury Obligations	0	19,431	0	19,431
Short-Term Instruments
Mutual Funds	0	638	0	638
U.S. Treasury Bills	0	7,232	0	7,232

	$0	$388,179	$3,536	$391,715
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$32,577	$0	$0	$32,577

Total Investments	$32,577	$388,179	$3,536	$424,292

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	25	112	0	137
Over the counter	0	16,562	0	16,562

	$25	$16,674	$0	$16,699
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(25)	0	(25)
Over the counter	0	(29,111)	0	(29,111)

	$0	$(29,136)	$0	$(29,136)

Total Financial Derivative Instruments	$25	$(12,462)	$0	$(12,437)

Totals	$32,602	$375,717	$3,536	$411,855

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.9%
B&G Foods, Inc. 7.827% (TSFR1M + 3.500%) due 10/10/2029 ~		$323	$296
Barnes Group, Inc. 7.327% (TSFR1M + 3.000%) due 01/27/2032 ~		150	150
Bausch & Lomb Corp. 8.571% (TSFR1M + 4.250%) due 06/26/2030 ~		25	25
Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ		3	3
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~		172	171
Cotiviti Corp. 7.074% (TSFR1M + 2.750%) due 05/01/2031 ~		247	246
Envision Healthcare Corp.
11.110% (TSFR3M + 6.750%) due 07/20/2026 «		1,056	1,056
12.235% (TSFR3M + 7.875%) due 11/03/2028 «		5,021	5,172
Forward Air Corp. 8.780% (TSFR3M + 4.500%) due 12/19/2030 ~		85	84
GFL Environmental, Inc. 6.824% (TSFR3M + 2.500%) due 03/03/2032 ~		100	100
Global Medical Response, Inc. (9.079% Cash and 0.750% PIK) 9.829% due 10/31/2028 (b)		227	227
Gray Television, Inc. 9.574% (TSFR1M + 5.250%) due 06/04/2029 ~		99	99
LifePoint Health, Inc. 7.820% (TSFR3M + 3.500%) due 05/19/2031 ~		99	98
Medline Borrower LP 6.577% (TSFR1M + 2.250%) due 10/23/2028 ~		527	528
Mercury Aggregator LP (13.500% PIK) 13.500% due 04/03/2026 «(b)		132	90
Mercury Aggregator LP (3.500% PIK) 3.500% due 04/03/2026 «(b)		73	49
Scientific Games Holdings LP 7.285% (TSFR3M + 3.000%) due 04/04/2029 ~		99	99
Sotera Health Holdings LLC 7.546% (TSFR3M + 3.250%) due 05/30/2031 ~		99	100
Stepstone Group MidCo 2 GmbH 8.608% - 8.651% (TSFR3M + 4.500%) due 12/19/2031		550	535
TransDigm, Inc.
6.796% (TSFR3M + 2.500%) due 02/28/2031 ~		496	498
7.046% (TSFR3M + 2.750%) due 03/22/2030 ~		296	298
Voyager Parent LLC TBD% due 05/09/2032		50	50

Total Loan Participations and Assignments (Cost $9,809)			9,974

CORPORATE BONDS & NOTES 81.5%
BANKING & FINANCE 13.3%
Acrisure LLC 6.750% due 07/01/2032		150	152
Alliant Holdings Intermediate LLC
6.500% due 10/01/2031		525	535
7.000% due 01/15/2031		350	362
Allied Universal Holdco LLC 6.875% due 06/15/2030		250	254
AmWINS Group, Inc.
4.875% due 06/30/2029		75	73
6.375% due 02/15/2029		325	331
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031		100	104
Banca Monte dei Paschi di Siena SpA 8.500% due 09/10/2030 •	EUR	400	476
BGC Group, Inc. 8.000% due 05/25/2028		$100	107
BNP Paribas SA 8.500% due 08/14/2028 •(f)(g)		200	212
Bread Financial Holdings, Inc. 8.375% due 06/15/2035 •		25	25
Burford Capital Global Finance LLC 6.250% due 04/15/2028		750	744
Clue Opco LLC 9.500% due 10/15/2031		125	133
Credit Acceptance Corp.
6.625% due 03/15/2030		25	25

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

9.250% due 12/15/2028	125	132
Encore Capital Group, Inc.
8.500% due 05/15/2030	350	376
9.250% due 04/01/2029	100	106
Focus Financial Partners LLC 6.750% due 09/15/2031	125	128
Ford Motor Credit Co. LLC
4.271% due 01/09/2027	25	25
5.918% due 03/20/2028	50	51
6.800% due 05/12/2028	50	52
Fortress Transportation & Infrastructure Investors LLC 7.000% due 05/01/2031	450	466
Freedom Mortgage Corp. 6.625% due 01/15/2027	800	802
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	50	51
9.125% due 05/15/2031	225	232
9.250% due 02/01/2029	125	130
GGAM Finance Ltd. 6.875% due 04/15/2029	225	233
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	125	123
HUB International Ltd. 7.250% due 06/15/2030	325	340
Hudson Pacific Properties LP 5.950% due 02/15/2028	200	195
Icahn Enterprises LP
6.250% due 05/15/2026	180	179
10.000% due 11/15/2029	175	173
Intesa Sanpaolo SpA 4.198% due 06/01/2032 •	400	368
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/2032	250	240
Iron Mountain, Inc.
4.500% due 02/15/2031	75	72
4.875% due 09/15/2027	175	174
5.250% due 07/15/2030	50	49
5.625% due 07/15/2032	175	174
6.250% due 01/15/2033	400	412
Jane Street Group
4.500% due 11/15/2029	500	485
6.125% due 11/01/2032	150	152
6.750% due 05/01/2033	175	180
7.125% due 04/30/2031	275	290
Jefferson Capital Holdings LLC 9.500% due 02/15/2029	100	106
Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029	75	73
7.000% due 07/15/2031	150	157
MPT Operating Partnership LP 8.500% due 02/15/2032	175	183
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	400	407
6.500% due 08/01/2029	250	256
Navient Corp.
5.000% due 03/15/2027	200	199
5.500% due 03/15/2029	150	147
6.750% due 06/15/2026	200	203
Newmark Group, Inc. 7.500% due 01/12/2029	650	688
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	50	48
6.950% due 09/15/2026	75	76
7.050% due 09/15/2028	200	204
OneMain Finance Corp.
6.625% due 05/15/2029	150	154
7.125% due 11/15/2031	100	104
7.500% due 05/15/2031	150	157
9.000% due 01/15/2029	1,275	1,338
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)	150	107
Panther Escrow Issuer LLC 7.125% due 06/01/2031	675	702
Park Intermediate Holdings LLC 4.875% due 05/15/2029	225	218
Pebblebrook Hotel LP 6.375% due 10/15/2029	150	151
PennyMac Financial Services, Inc.
5.750% due 09/15/2031	500	491
6.875% due 05/15/2032	150	153
7.125% due 11/15/2030	275	285
7.875% due 12/15/2029	100	106
PRA Group, Inc. 8.875% due 01/31/2030	125	129
Rfna LP 7.875% due 02/15/2030	75	77

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

RHP Hotel Properties LP
6.500% due 04/01/2032	350	360
6.500% due 06/15/2033	25	26
RLJ Lodging Trust LP
3.750% due 07/01/2026	50	50
4.000% due 09/15/2029	175	163
Rocket Cos., Inc. 6.125% due 08/01/2030	575	586
SLM Corp. 6.500% due 01/31/2030	25	26
Starwood Property Trust, Inc.
4.375% due 01/15/2027	25	25
6.000% due 04/15/2030	75	76
6.500% due 07/01/2030	125	129
6.500% due 10/15/2030	75	78
Stonex Escrow Issuer LLC 6.875% due 07/15/2032 (a)	100	101
UBS Group AG 9.250% due 11/13/2028 •(f)(g)	100	109
USI, Inc. 7.500% due 01/15/2032	226	239
VFH Parent LLC 7.500% due 06/15/2031	150	158
Vornado Realty LP 3.400% due 06/01/2031	100	89
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^(c)	132	0
XHR LP 6.625% due 05/15/2030	75	76

		19,133

INDUSTRIALS 63.6%
AAR Escrow Issuer LLC 6.750% due 03/15/2029	100	104
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	25	24
ADT Security Corp. 4.125% due 08/01/2029	400	387
Advance Auto Parts, Inc.
3.500% due 03/15/2032	200	175
3.900% due 04/15/2030	25	23
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	150	117
Affinity Interactive 6.875% due 12/15/2027	40	25
Ahlstrom Holding Oyj 4.875% due 02/04/2028	250	239
Albertsons Cos., Inc.
4.625% due 01/15/2027	375	373
4.875% due 02/15/2030	325	320
Albion Financing SARL 7.000% due 05/21/2030	775	793
Allied Universal Holdco LLC 7.875% due 02/15/2031	300	314
Altice France SA
5.500% due 10/15/2029	1,000	830
8.125% due 02/01/2027	125	113
Alumina Pty. Ltd. 6.125% due 03/15/2030	275	279
AMC Networks, Inc.
4.250% due 02/15/2029	400	321
10.250% due 01/15/2029	200	208
Amentum Holdings, Inc. 7.250% due 08/01/2032	125	129
Amer Sports Co. 6.750% due 02/16/2031	125	130
American Airlines Pass-Through Trust 3.375% due 11/01/2028	50	49
American Airlines, Inc.
5.500% due 04/20/2026	100	100
5.750% due 04/20/2029	900	900
American Axle & Manufacturing, Inc.
5.000% due 10/01/2029	25	23
6.500% due 04/01/2027	25	25
6.875% due 07/01/2028	25	25
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	175	166
4.000% due 01/15/2028	275	269
APi Group DE, Inc. 4.125% due 07/15/2029	275	262
Aramark Services, Inc. 5.000% due 02/01/2028	100	100
Arcosa, Inc. 6.875% due 08/15/2032	150	156

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Aris Water Holdings LLC 7.250% due 04/01/2030		250	258
Ascent Resources Utica Holdings LLC
6.625% due 10/15/2032		500	509
6.625% due 07/15/2033		50	51
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		500	474
AthenaHealth Group, Inc. 6.500% due 02/15/2030		175	172
Avis Budget Car Rental LLC
4.750% due 04/01/2028		125	121
5.375% due 03/01/2029		75	72
5.750% due 07/15/2027		22	22
Axon Enterprise, Inc.
6.125% due 03/15/2030		100	103
6.250% due 03/15/2033		75	77
B&G Foods, Inc. 8.000% due 09/15/2028		25	24
Ball Corp.
2.875% due 08/15/2030		75	68
3.125% due 09/15/2031		25	22
Bausch & Lomb Corp. 8.375% due 10/01/2028		500	523
BC Ltd. 10.000% due 04/15/2032		325	328
BC ULC
3.500% due 02/15/2029		1,125	1,072
4.000% due 10/15/2030		1,050	980
Beacon Mobility Corp. 7.250% due 08/01/2030 (a)		175	179
Block, Inc.
2.750% due 06/01/2026		200	196
3.500% due 06/01/2031		525	482
6.500% due 05/15/2032		200	206
Bombardier, Inc. 6.750% due 06/15/2033		325	337
Boyd Gaming Corp. 4.750% due 12/01/2027		75	75
Buckeye Partners LP 6.750% due 02/01/2030		150	156
Builders FirstSource, Inc.
4.250% due 02/01/2032		325	301
6.375% due 03/01/2034		325	332
6.750% due 05/15/2035		175	180
BWX Technologies, Inc.
4.125% due 06/30/2028		25	24
4.125% due 04/15/2029		125	121
CACI International, Inc. 6.375% due 06/15/2033		100	103
Caesars Entertainment, Inc. 7.000% due 02/15/2030		300	311
Camelot Finance SA 4.500% due 11/01/2026		7	7
Capstone Borrower, Inc. 8.000% due 06/15/2030		50	52
Carnival Corp.
5.750% due 03/01/2027		300	303
5.750% due 03/15/2030		625	636
5.875% due 06/15/2031		375	382
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (b)		200	210
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)		50	58
CCO Holdings LLC
4.250% due 02/01/2031		225	210
4.250% due 01/15/2034		300	267
4.750% due 02/01/2032		500	475
5.000% due 02/01/2028		1,700	1,686
5.125% due 05/01/2027		100	100
Celanese U.S. Holdings LLC
6.500% due 04/15/2030		300	307
6.629% due 07/15/2032		200	210
Central Parent LLC 8.000% due 06/15/2029		150	124
Central Parent, Inc. 7.250% due 06/15/2029		25	20
Century Communities, Inc. 3.875% due 08/15/2029		150	139
Cerdia Finanz GmbH 9.375% due 10/03/2031		625	649
Champ Acquisition Corp. 8.375% due 12/01/2031		50	53
Chart Industries, Inc. 9.500% due 01/01/2031		50	53
Cheplapharm Arzneimittel GmbH 3.500% due 02/11/2027	EUR	425	503

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Chord Energy Corp. 6.750% due 03/15/2033	$450	460
Churchill Downs, Inc. 4.750% due 01/15/2028	575	568
Cimpress PLC 7.375% due 09/15/2032	100	96
Civitas Resources, Inc.
8.625% due 11/01/2030	25	25
8.750% due 07/01/2031	175	177
Clarios Global LP 6.750% due 02/15/2030	50	52
Clarivate Science Holdings Corp. 4.875% due 07/01/2029	700	660
Cleveland-Cliffs, Inc.
5.875% due 06/01/2027	75	75
6.875% due 11/01/2029	125	123
7.000% due 03/15/2032	450	425
Cloud Software Group, Inc.
6.500% due 03/31/2029	500	505
8.250% due 06/30/2032	225	240
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032	400	411
6.875% due 01/15/2030	475	486
CNX Midstream Partners LP 4.750% due 04/15/2030	200	189
CNX Resources Corp. 7.250% due 03/01/2032	75	78
Cogent Communications Group LLC 6.500% due 07/01/2032	400	394
CommScope LLC 4.750% due 09/01/2029	125	122
Community Health Systems, Inc.
4.750% due 02/15/2031	75	64
5.250% due 05/15/2030	700	621
5.625% due 03/15/2027	25	25
6.000% due 01/15/2029	500	481
10.875% due 01/15/2032	275	292
CoreWeave, Inc. 9.250% due 06/01/2030	100	102
CQP Holdco LP 5.500% due 06/15/2031	575	568
Crescent Energy Finance LLC
7.375% due 01/15/2033	225	215
7.625% due 04/01/2032	175	171
Crown Americas LLC 5.875% due 06/01/2033	150	151
Czechoslovak Group AS 6.500% due 01/10/2031 (a)	400	404
DaVita, Inc.
6.750% due 07/15/2033	475	491
6.875% due 09/01/2032	100	104
Dcli Bidco LLC 7.750% due 11/15/2029	250	253
Delek Logistics Partners LP 7.375% due 06/30/2033	75	75
Deluxe Corp. 8.125% due 09/15/2029	50	52
Diamond Foreign Asset Co. 8.500% due 10/01/2030	200	208
Diebold Nixdorf, Inc. 7.750% due 03/31/2030	75	80
DirecTV Financing LLC
5.875% due 08/15/2027	525	524
10.000% due 02/15/2031	100	97
Discovery Communications LLC 3.625% due 05/15/2030	25	22
DISH Network Corp. 11.750% due 11/15/2027	125	129
EchoStar Corp. 10.750% due 11/30/2029	475	490
EchoStar Corp. (6.750% Cash or 6.750% PIK) 6.750% due 11/30/2030 (b)	250	228
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032	275	279
Ellucian Holdings, Inc. 6.500% due 12/01/2029	175	179
EMRLD Borrower LP 6.750% due 07/15/2031	200	207
Endo Finance Holdings, Inc. 8.500% due 04/15/2031	75	79
EQT Corp.
4.500% due 01/15/2029	43	43
4.750% due 01/15/2031	50	49
7.500% due 06/01/2030	500	550
EquipmentShare.com, Inc. 9.000% due 05/15/2028	50	53

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Excelerate Energy LP 8.000% due 05/15/2030	100	106
Fertitta Entertainment LLC 6.750% due 01/15/2030	225	208
First Student Bidco, Inc. 4.000% due 07/31/2029	325	306
FMG Resources Pty. Ltd.
4.375% due 04/01/2031	125	117
4.500% due 09/15/2027	75	74
5.875% due 04/15/2030	125	127
Fortress Intermediate, Inc. 7.500% due 06/01/2031	275	288
Frontier Communications Holdings LLC
6.000% due 01/15/2030	350	355
8.625% due 03/15/2031	75	80
Gap, Inc. 3.625% due 10/01/2029	575	535
GFL Environmental, Inc.
4.000% due 08/01/2028	100	97
4.375% due 08/15/2029	375	364
Global Medical Response, Inc. 9.500% due 10/31/2028	152	152
Global Partners LP
7.125% due 07/01/2033	50	51
8.250% due 01/15/2032	100	105
Goat Holdco LLC 6.750% due 02/01/2032	475	483
goeasy Ltd.
6.875% due 05/15/2030	125	126
7.375% due 10/01/2030	275	281
7.625% due 07/01/2029	25	26
9.250% due 12/01/2028	500	529
Goodyear Tire & Rubber Co.
5.000% due 05/31/2026	28	28
5.000% due 07/15/2029	100	98
5.250% due 07/15/2031	25	24
5.625% due 04/30/2033	25	24
Graham Packaging Co., Inc. 7.125% due 08/15/2028	300	300
Graphic Packaging International LLC 6.375% due 07/15/2032	250	256
Gray Media, Inc.
4.750% due 10/15/2030	100	76
5.375% due 11/15/2031	175	131
10.500% due 07/15/2029	75	81
Great Canadian Gaming Corp. 8.750% due 11/15/2029	50	49
Gulfport Energy Operating Corp. 6.750% due 09/01/2029	75	77
GYP Holdings Corp. 4.625% due 05/01/2029	150	150
Helios Software Holdings, Inc.
4.625% due 05/01/2028	25	24
8.750% due 05/01/2029	100	103
Herc Holdings, Inc.
7.000% due 06/15/2030	225	235
7.250% due 06/15/2033	225	236
Hess Midstream Operations LP 5.875% due 03/01/2028	150	152
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	800	725
Hilton Grand Vacations Borrower LLC 4.875% due 07/01/2031	300	277
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032	525	553
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029	50	52
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (b)	175	180
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) 8.000% due 11/15/2032 (b)	75	77
Imola Merger Corp. 4.750% due 05/15/2029	225	217
INEOS Finance PLC 6.750% due 05/15/2028	25	25
Ingevity Corp. 3.875% due 11/01/2028	700	668
Insulet Corp. 6.500% due 04/01/2033	50	52
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	425	425
IQVIA, Inc. 6.250% due 06/01/2032	500	514
JetBlue Airways Corp. 9.875% due 09/20/2031	650	633

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Kaiser Aluminum Corp. 4.500% due 06/01/2031	125	117
KBR, Inc. 4.750% due 09/30/2028	25	24
Kinetik Holdings LP 6.625% due 12/15/2028	50	51
Kodiak Gas Services LLC 7.250% due 02/15/2029	150	155
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	400	393
Level 3 Financing, Inc.
4.500% due 04/01/2030	50	46
6.875% due 06/30/2033	250	255
10.750% due 12/15/2030	25	28
11.000% due 11/15/2029	416	478
LGI Homes, Inc. 7.000% due 11/15/2032	125	119
LifePoint Health, Inc.
8.375% due 02/15/2032	175	187
11.000% due 10/15/2030	600	663
Light & Wonder International, Inc. 7.500% due 09/01/2031	100	105
Lithia Motors, Inc.
3.875% due 06/01/2029	25	24
4.375% due 01/15/2031	100	95
4.625% due 12/15/2027	50	50
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	25	24
Matador Resources Co.
6.250% due 04/15/2033	600	597
6.500% due 04/15/2032	100	100
Match Group Holdings LLC 3.625% due 10/01/2031	150	134
McGraw-Hill Education, Inc.
5.750% due 08/01/2028	25	25
7.375% due 09/01/2031	225	235
Medline Borrower LP 3.875% due 04/01/2029	600	576
MEG Energy Corp. 5.875% due 02/01/2029	425	425
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	100	89
MGM Resorts International
6.125% due 09/15/2029	25	25
6.500% due 04/15/2032	225	229
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	325	313
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032	150	154
Molina Healthcare, Inc.
3.875% due 05/15/2032	200	182
4.375% due 06/15/2028	125	122
6.250% due 01/15/2033	200	204
Motion Bondco DAC 6.625% due 11/15/2027	200	189
Motion Finco SARL 8.375% due 02/15/2032	50	46
Murphy Oil USA, Inc. 3.750% due 02/15/2031	150	139
NCL Corp. Ltd. 6.750% due 02/01/2032	375	383
NCR Atleos Corp. 9.500% due 04/01/2029	175	192
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	300	292
Newell Brands, Inc.
6.625% due 05/15/2032	43	41
8.500% due 06/01/2028	275	290
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «	500	378
NFE Financing LLC 12.000% due 11/15/2029	161	73
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	40	37
Noble Finance LLC 8.000% due 04/15/2030	575	586
Nordstrom, Inc.
4.250% due 08/01/2031	50	44
5.000% due 01/15/2044	200	140
Northriver Midstream Finance LP 6.750% due 07/15/2032	200	207
NOVA Chemicals Corp.
4.250% due 05/15/2029	150	144
7.000% due 12/01/2031	175	183
Novelis Corp.
4.750% due 01/30/2030	375	360

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

6.875% due 01/30/2030	150	155
NuStar Logistics LP 6.375% due 10/01/2030	250	259
Olin Corp. 6.625% due 04/01/2033	125	123
Olympus Water U.S. Holding Corp. 4.250% due 10/01/2028	300	285
OneSky Flight LLC 8.875% due 12/15/2029	75	78
Opal Bidco SAS 6.500% due 03/31/2032	475	485
Open Text Holdings, Inc. 4.125% due 02/15/2030	325	307
Organon & Co.
4.125% due 04/30/2028	275	265
6.750% due 05/15/2034	275	264
Parkland Corp.
4.500% due 10/01/2029	100	96
6.625% due 08/15/2032	75	77
Permian Resources Operating LLC
5.875% due 07/01/2029	25	25
6.250% due 02/01/2033	75	76
7.000% due 01/15/2032	625	648
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044	250	196
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	1,250	158
5.500% due 04/12/2037 ^(c)	1,250	158
Post Holdings, Inc.
4.500% due 09/15/2031	150	139
5.500% due 12/15/2029	300	299
6.250% due 10/15/2034	875	882
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	425	422
Primo Water Holdings, Inc.
4.375% due 04/30/2029	50	49
6.250% due 04/01/2029	200	202
PTC, Inc. 4.000% due 02/15/2028	200	195
Quikrete Holdings, Inc.
6.375% due 03/01/2032	725	746
6.750% due 03/01/2033	100	103
QXO Building Products, Inc. 6.750% due 04/30/2032	375	387
Radiology Partners, Inc. 8.500% due 07/15/2032	125	125
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	125	132
Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	50	49
9.750% due 04/15/2029	200	220
11.250% due 02/15/2027	200	218
Rand Parent LLC 8.500% due 02/15/2030	1,000	1,005
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	500	501
Rivers Enterprise Borrower LLC 6.625% due 02/01/2033	25	25
Rockies Express Pipeline LLC 6.750% due 03/15/2033	75	78
Royal Caribbean Cruises Ltd. 5.625% due 09/30/2031	675	680
RR Donnelley & Sons Co. 9.500% due 08/01/2029	50	50
Ryan Specialty LLC 5.875% due 08/01/2032	125	126
Sabre GLBL, Inc.
8.625% due 06/01/2027	11	11
10.750% due 11/15/2029	25	26
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	125	122
Scripps Escrow, Inc. 3.875% due 01/15/2029	100	87
Seadrill Finance Ltd. 8.375% due 08/01/2030	500	510
Seagate Data Storage Technology Pte Ltd. 4.091% due 06/01/2029	225	216
Seagate Data Storage Technology Pte. Ltd. 5.875% due 07/15/2030	425	432
Sensata Technologies, Inc. 6.625% due 07/15/2032	350	361
Service Corp. International 3.375% due 08/15/2030	275	253
Shift4 Payments LLC 6.750% due 08/15/2032	175	182

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Simmons Foods, Inc. 4.625% due 03/01/2029	1,000	945
Sirius XM Radio LLC
3.875% due 09/01/2031	675	600
4.125% due 07/01/2030	100	92
Six Flags Entertainment Corp. 6.500% due 10/01/2028	150	151
SK Invictus Intermediate SARL 5.000% due 10/30/2029	25	24
SM Energy Co.
6.750% due 08/01/2029	100	100
7.000% due 08/01/2032	225	222
Snap, Inc. 6.875% due 03/01/2033	350	359
Specialty Building Products Holdings LLC 7.750% due 10/15/2029	100	98
SS&C Technologies, Inc. 6.500% due 06/01/2032	350	364
Stagwell Global LLC 5.625% due 08/15/2029	275	263
Standard Industries, Inc. 4.375% due 07/15/2030	875	829
Station Casinos LLC
4.500% due 02/15/2028	75	74
4.625% due 12/01/2031	325	305
6.625% due 03/15/2032	225	230
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	100	106
Strathcona Resources Ltd. 6.875% due 08/01/2026	300	300
Sunoco LP
4.500% due 05/15/2029	225	219
6.250% due 07/01/2033	25	25
7.000% due 05/01/2029	150	156
7.250% due 05/01/2032	100	105
Surgery Center Holdings, Inc. 7.250% due 04/15/2032	200	204
TEGNA, Inc. 4.625% due 03/15/2028	350	341
Teleflex, Inc. 4.625% due 11/15/2027	100	99
Tenneco, Inc. 8.000% due 11/17/2028	50	50
Teva Pharmaceutical Finance Netherlands BV
5.750% due 12/01/2030	275	280
6.000% due 12/01/2032	350	358
TGS ASA 8.500% due 01/15/2030	250	259
Tidewater, Inc. 9.125% due 07/15/2030 (a)	150	154
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	225	225
TopBuild Corp.
3.625% due 03/15/2029	425	402
4.125% due 02/15/2032	400	371
Toucan FinCo Ltd. 9.500% due 05/15/2030	250	256
TransDigm, Inc.
6.000% due 01/15/2033	150	151
6.375% due 03/01/2029	100	103
6.875% due 12/15/2030	500	519
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	45	46
Transocean, Inc. 8.750% due 02/15/2030	20	21
Trivium Packaging Finance BV 8.250% due 07/15/2030	75	79
Twilio, Inc. 3.875% due 03/15/2031	125	117
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	100	103
U.S. Foods, Inc. 5.750% due 04/15/2033	300	300
UKG, Inc. 6.875% due 02/01/2031	300	311
Unisys Corp. 10.625% due 01/15/2031	100	103
United Rentals North America, Inc.
3.750% due 01/15/2032	275	253
4.000% due 07/15/2030	266	254
6.125% due 03/15/2034	150	155
Univision Communications, Inc.
6.625% due 06/01/2027	250	250
8.000% due 08/15/2028	225	229
8.500% due 07/31/2031	575	576

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Vail Resorts, Inc. 5.625% due 07/15/2030 (a)	100	101
Valaris Ltd. 8.375% due 04/30/2030	775	796
Vallourec SACA 7.500% due 04/15/2032	175	184
Valvoline, Inc. 3.625% due 06/15/2031	350	317
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031	100	93
Venture Global LNG, Inc.
9.500% due 02/01/2029	1,300	1,417
9.875% due 02/01/2032	725	783
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (a)	175	175
6.750% due 01/15/2036 (a)	175	175
7.500% due 05/01/2033	300	321
Veritiv Operating Co. 10.500% due 11/30/2030	125	135
Vermilion Energy, Inc. 7.250% due 02/15/2033	50	47
Vertiv Group Corp. 4.125% due 11/15/2028	150	146
VF Corp.
2.800% due 04/23/2027	100	96
2.950% due 04/23/2030	179	151
Virgin Media Secured Finance PLC 4.500% due 08/15/2030	1,425	1,325
Viridien 10.000% due 10/15/2030	25	25
VistaJet Malta Finance PLC
6.375% due 02/01/2030	50	47
7.875% due 05/01/2027	100	101
9.500% due 06/01/2028	100	103
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031	1,000	926
VZ Secured Financing BV 5.000% due 01/15/2032	100	89
Walgreen Co. 4.400% due 09/15/2042	30	28
Walgreens Boots Alliance, Inc.
4.100% due 04/15/2050	50	44
4.650% due 06/01/2046	25	23
4.800% due 11/18/2044	25	24
8.125% due 08/15/2029	400	424
Wand NewCo 3, Inc. 7.625% due 01/30/2032	150	158
Warnermedia Holdings, Inc.
3.755% due 03/15/2027	25	25
4.279% due 03/15/2032	50	42
5.050% due 03/15/2042	50	34
Waste Pro USA, Inc. 7.000% due 02/01/2033	150	156
Wayfair LLC
7.250% due 10/31/2029	150	150
7.750% due 09/15/2030	100	101
Weatherford International Ltd. 8.625% due 04/30/2030	175	181
Western Digital Corp.
2.850% due 02/01/2029	200	186
3.100% due 02/01/2032	150	133
WEX, Inc. 6.500% due 03/15/2033	75	76
Whirlpool Corp. 6.125% due 06/15/2030	75	76
Williams Scotsman, Inc.
6.625% due 06/15/2029	375	385
6.625% due 04/15/2030	50	52
Windstream Services LLC 8.250% due 10/01/2031	50	52
WMG Acquisition Corp. 3.000% due 02/15/2031	450	408
Wynn Resorts Finance LLC
6.250% due 03/15/2033	25	25
7.125% due 02/15/2031	750	800
Yum! Brands, Inc. 4.625% due 01/31/2032	800	771
Zayo Group Holdings, Inc. 4.000% due 03/01/2027	200	188
ZF North America Capital, Inc. 6.750% due 04/23/2030	200	192
Ziggo Bond Co. BV 5.125% due 02/28/2030	25	22

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Ziggo BV 4.875% due 01/15/2030	100	94

		91,501

UTILITIES 4.6%
AES Corp. 6.950% due 07/15/2055 •	175	171
Aethon United BR LP 7.500% due 10/01/2029	175	184
Antero Midstream Partners LP 5.750% due 03/01/2027	400	400
Archrock Partners LP 6.625% due 09/01/2032	75	76
Calpine Corp.
3.750% due 03/01/2031	400	380
5.000% due 02/01/2031	700	693
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	200	206
Electricite de France SA 9.125% due 03/15/2033 •(f)	225	254
FORESEA Holding SA 7.500% due 06/15/2030	234	222
Genesis Energy LP
7.875% due 05/15/2032	200	208
8.000% due 05/15/2033	150	157
8.250% due 01/15/2029	75	78
Hilcorp Energy LP
5.750% due 02/01/2029	175	173
6.000% due 04/15/2030	400	389
6.250% due 11/01/2028	50	50
Iliad Holding SASU 7.000% due 04/15/2032	250	256
Lightning Power LLC 7.250% due 08/15/2032	200	211
NGL Energy Operating LLC
8.125% due 02/15/2029	25	25
8.375% due 02/15/2032	125	126
NRG Energy, Inc.
3.375% due 02/15/2029	25	24
3.625% due 02/15/2031	175	161
5.750% due 07/15/2029	275	277
6.000% due 02/01/2033	75	76
6.250% due 11/01/2034	275	280
PBF Holding Co. LLC 7.875% due 09/15/2030	200	180
PG&E Corp. 7.375% due 03/15/2055 •	100	95
Tallgrass Energy Partners LP
6.000% due 12/31/2030	375	368
7.375% due 02/15/2029	100	103
Vistra Operations Co. LLC
4.375% due 05/01/2029	300	293
6.875% due 04/15/2032	375	392
7.750% due 10/15/2031	150	160
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029	25	26

		6,694

Total Corporate Bonds & Notes (Cost $116,307)		117,328

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Notes
3.375% due 09/15/2027	5,475	5,438

Total U.S. Treasury Obligations (Cost $5,464)		5,438

	SHARES
COMMON STOCKS 5.4%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)	163,228	191

ENERGY 0.5%
California Resources Corp.	14,960	683
New Fortress Energy, Inc. (d)	4,910	17

		700

FINANCIALS 1.1%
Hipotecaria Su Casita SA (d)	78,886	0
Intelsat Emergence SA «(i)	26,145	902

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Mr. Cooper Group, Inc. (d)	4,374	653

		1,555

HEALTH CARE 3.4%
Amsurg Equity «(d)(i)	78,042	3,524
NVHL SA 'A' «(d)(i)	197,572	131
NVHL SA 'B' «(d)(i)	197,572	131
NVHL SA 'C' «(d)(i)	197,572	131
NVHL SA 'D' «(d)(i)	197,572	130
NVHL SA 'E' «(d)(i)	197,572	130
NVHL SA 'F' «(d)(i)	197,572	130
NVHL SA 'G' «(d)(i)	197,572	130
NVHL SA 'H' «(d)(i)	197,572	130
NVHL SA 'I' «(d)(i)	197,572	130
NVHL SA 'J' «(d)(i)	197,572	130

		4,827

INDUSTRIALS 0.3%
Foresea Holdings SA «	22,653	464

Total Common Stocks (Cost $12,962)		7,737

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 (i)	3	0

INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 12/31/2099	7,451	37

Total Warrants (Cost $65)		37

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
First Citizens BancShares, Inc. 8.552% due 01/04/2027 ~(f)	350,000	365

Total Preferred Securities (Cost $350)		365

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (h)	416,587	416

Total Short-Term Instruments (Cost $417)		416

Total Investments in Securities (Cost $145,374)		141,295

INVESTMENTS IN AFFILIATES 0.4%
COMMON STOCKS 0.1%
AFFILIATED INVESTMENTS 0.1%
Xfit Brands, Inc. «(d)	68,040,639	196

Total Common Stocks (Cost $4,074)		196

SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	38,973	380

Total Short-Term Instruments (Cost $379)		380

Total Investments in Affiliates (Cost $4,453)		576

Total Investments 98.6% (Cost $149,827)		$141,871
Financial Derivative Instruments (j)(k) (0.0)%(Cost or Premiums, net $611)		(53)
Other Assets and Liabilities, net 1.4%		2,095

Net Assets 100.0%		$143,913

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$3,261	$3,524	2.45%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	09/05/2018 - 02/23/2024	2,449	902	0.63
NVHL SA 'A'	03/09/2012 - 05/01/2013	0	131	0.09
NVHL SA 'B'	03/09/2012 - 05/01/2013	0	131	0.09
NVHL SA 'C'	03/09/2012 - 05/01/2013	0	131	0.09
NVHL SA 'D'	03/09/2012 - 05/01/2013	0	130	0.09
NVHL SA 'E'	03/09/2012 - 05/01/2013	0	130	0.09
NVHL SA 'F'	03/09/2012 - 05/01/2013	0	130	0.09
NVHL SA 'G'	03/09/2012 - 05/01/2013	0	130	0.09
NVHL SA 'H'	03/09/2012 - 05/01/2013	0	130	0.09
NVHL SA 'I'	03/09/2012 - 05/01/2013	0	130	0.09
NVHL SA 'J'	03/09/2012 - 05/01/2013	0	130	0.09

$5,710	$5,729	3.98%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(662) at a weighted average interest rate of 4.440%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	23	$4,785	$18	$1	$0
U.S. Treasury 5-Year Note September Futures	09/2025	6	654	3	1	0
U.S. Treasury 10-Year Note September Futures	09/2025	23	2,579	34	7	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	19	2,171	37	7	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	2	238	7	3	0

$99	$19	$0

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	1	$(153)	$1	$0	$0

Total Futures Contracts	$100	$19	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Telecom Italia spa	1.000%	Quarterly	12/20/2029	1.118%	EUR	200	$(9)	$8	$(1)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$8,375	$557	$86	$643	$25	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$3,100	$22	$(16)	$6	$0	$(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	1,310	3	(17)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	725	6	(14)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	975	42	(24)	18	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	2,380	(10)	(26)	(36)	0	(6)

$63	$(97)	$(34)	$0	$(13)

Total Swap Agreements	$611	$(3)	$608	$26	$(13)

Cash of $1,354 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2025	EUR	2,070	$2,354	$0	$(85)
BRC	07/2025	130	147	0	(6)
07/2025	$174	EUR	153	6	0
DUB	07/2025	2,375	2,047	37	0
08/2025	EUR	2,042	$2,375	0	(36)
MBC	07/2025	$348	HKD	2,719	0	(1)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Total Forward Foreign Currency Contracts	$43	$(128)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,607	$6,367	$9,974
Corporate Bonds & Notes
Banking & Finance	0	19,133	0	19,133
Industrials	350	90,773	378	91,501
Utilities	0	6,694	0	6,694
U.S. Treasury Obligations	0	5,438	0	5,438
Common Stocks
Communication Services	191	0	0	191
Energy	683	17	0	700
Financials	653	0	902	1,555
Health Care	0	0	4,827	4,827
Industrials	0	0	464	464
Warrants
Industrials	0	37	0	37
Preferred Securities
Banking & Finance	0	365	0	365
Short-Term Instruments
Mutual Funds	0	416	0	416

$1,877	$126,480	$12,938	$141,295
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	196	196
Short-Term Instruments
Central Funds Used for Cash Management Purposes	380	0	0	380

$380	$0	$196	$576

Total Investments	$2,257	$126,480	$13,134	$141,871

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	45	0	45
Over the counter	0	43	0	43

$0	$88	$0	$88
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(13)	0	(13)
Over the counter	0	(128)	0	(128)

$0	$(141)	$0	$(141)

Total Financial Derivative Instruments	$0	$(53)	$0	$(53)

Totals	$2,257	$126,427	$13,134	$141,818

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,347	$8	$0	$6	$0	$6	$0	$0	$6,367	$6
Corporate Bonds & Notes
Industrials	410	0	0	0	0	(32)	0	0	378	(32)
Common Stocks
Energy	38	0	0	0	0	(22)	0	(16)	0	0
Financials	881	0	0	0	0	21	0	0	902	21
Health Care	4,867	0	0	0	0	(40)	0	0	4,827	(40)
Industrials	805	0	(180)	0	(53)	(108)	0	0	464	(107)
Warrants
Industrials	267	0	(125)	0	(29)	(76)	0	(37)	0	0

Totals	$13,615	$8	$(305)	$6	$(82)	$(251)	$0	$(53)	$12,938	$(152)

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	193	0	0	0	0	3	0	0	196	3

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Totals	$13,808	$8	$(305)	$6	$(82)	$(248)	$0	$(53)	$13,134	$(149)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$6,228	Comparable Companies	EBITDA Multiple	X	16.470	—
139	Discounted Cash Flow	Discount Rate	40.000	—
Corporate Bonds & Notes
Industrials	378	Indicative Market Quotation	Broker Quote	75.500	—
Common Stocks
Financials	902	Comparable Companies	EBITDA Multiple	X	5.200	—
Health Care	3,524	Comparable Companies	EBITDA Multiple	X	16.470	—
1,303	Discounted Cash Flow	Discount Rate	20.000	—
Industrials	464	Indicative Market Quotation	Broker Quote	20.500	—
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	196	Reference Instrument/Discounted Cash Flow	Stock Price w/Liquidity Discount/Discount Rate	$/%	0.003/20.000	—

Total	$13,134

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments PIMCO International Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 66.1% ¤
CANADA 13.1%
SOVEREIGN ISSUES 13.1%
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	11,800	$9,039
Province of British Columbia 4.150% due 06/18/2034		29,000	21,968
Province of Ontario 3.800% due 12/02/2034		13,300	9,762
Province of Quebec
3.600% due 09/01/2033		21,400	15,707
4.450% due 09/01/2034		13,600	10,512

Total Canada (Cost $63,500)			66,988

JAPAN 16.3%
SOVEREIGN ISSUES 16.3%
Japan Government International Bond
2.000% due 12/20/2044	JPY	3,680,000	24,198
2.200% due 03/20/2064		1,630,000	9,102
2.300% due 12/20/2054		2,800,000	17,479
2.400% due 03/20/2045		2,000,000	13,982
2.400% due 03/20/2055		2,940,000	18,756

Total Japan (Cost $85,287)			83,517

SUPRANATIONAL 7.6%
CORPORATE BONDS & NOTES 7.6%
European Investment Bank 2.250% due 12/14/2029	EUR	3,900	4,573
European Union 2.875% due 10/05/2029		28,300	34,015

Total Supranational (Cost $34,761)			38,588

UNITED KINGDOM 7.6%
SOVEREIGN ISSUES 7.6%
United Kingdom Gilt
0.500% due 10/22/2061	GBP	2,900	1,039
4.375% due 07/31/2054		31,600	37,598

Total United Kingdom (Cost $40,558)			38,637

UNITED STATES 2.4%
ASSET-BACKED SECURITIES 0.7%
ABFC Trust 5.134% due 06/25/2034 •		$193	193
Amortizing Residential Collateral Trust 5.134% due 10/25/2031 •		70	69
Argent Securities Trust 4.614% due 07/25/2036 •		1,163	313
Asset-Backed Securities Corp. Home Equity Loan Trust 4.514% due 05/25/2037 •		33	24
Credit Suisse First Boston Mortgage Securities Corp. 4.562% due 01/25/2032 •		29	29
Credit-Based Asset Servicing & Securitization Trust
3.221% due 01/25/2037 •		242	71
4.554% due 11/25/2036 •		27	12
Home Equity Asset Trust 5.034% due 11/25/2032 •		1	1
HSI Asset Securitization Corp. Trust 4.534% due 10/25/2036 •		21	7
Long Beach Mortgage Loan Trust 4.994% due 10/25/2034 •		25	24
Merrill Lynch Mortgage Investors Trust 4.594% due 09/25/2037 •		22	4

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
4.494% due 05/25/2037 •	34	31
4.534% due 11/25/2036 •	4,004	1,902
4.634% due 11/25/2036 •	1,164	660
Soundview Home Loan Trust 4.554% due 11/25/2036 •	217	59
Washington Mutual Asset-Backed Certificates Trust 4.129% due 10/25/2036 •	21	7

		3,406

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Bear Stearns ALT-A Trust
4.810% due 08/25/2036 ~	18	12
5.174% due 01/25/2036 ~	224	212
Citigroup Mortgage Loan Trust 5.988% due 08/25/2035 ~	5	5
Countrywide Alternative Loan Trust
4.612% due 02/20/2047 •	2,430	1,952
4.754% due 02/25/2047 •	49	48
4.852% due 03/20/2046 •	196	180
4.954% due 12/25/2035 •	20	19
4.994% due 12/25/2035 •	128	117
4.994% due 02/25/2037 •	58	49
5.034% due 08/25/2035 •	158	149
5.034% due 12/25/2035 •	560	429
5.134% due 09/25/2035 •	505	461
Countrywide Home Loan Mortgage Pass-Through Trust
4.894% due 05/25/2035 •	62	54
5.014% due 03/25/2035 •	235	208
5.014% due 04/25/2035 •	1	1
5.034% due 03/25/2035 •	29	17
5.074% due 03/25/2035 •	1,262	1,175
5.094% due 02/25/2035 •	5	4
5.194% due 09/25/2034 •	2	2
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	2	2
Deutsche Alt-B Securities Mortgage Loan Trust 4.534% due 10/25/2036 •	1	1
DSLA Mortgage Loan Trust
4.852% due 03/19/2045 •	94	89
4.952% due 08/19/2045 •	71	63
5.092% due 09/19/2045 •	929	486
GreenPoint MTA Trust 4.894% due 06/25/2045 •	586	464
HarborView Mortgage Loan Trust
4.912% due 06/19/2035 •	78	76
4.912% due 01/19/2036 •	9	9
4.912% due 03/19/2036 •	599	548
4.932% due 01/19/2036 •	1,118	727
5.052% due 11/19/2035 •	57	37
5.092% due 09/19/2035 •	7	4
5.112% due 06/20/2035 •	26	25
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.413% due 10/25/2035 ~	7	7
Residential Accredit Loans, Inc. Trust 4.854% due 04/25/2046 •	117	30
Sequoia Mortgage Trust
5.132% due 10/19/2026 •	1	1
5.132% due 07/20/2033 •	125	124
5.366% due 10/20/2034 •	98	88
Structured Asset Mortgage Investments Trust 5.012% due 07/19/2034 •	1	1
Thornburg Mortgage Securities Trust 4.974% due 03/25/2044 •	18	18
WaMu Mortgage Pass-Through Certificates Trust
4.068% due 12/25/2046 •	49	43
4.182% due 02/27/2034 •	2	2
5.014% due 10/25/2045 •	6	6
5.054% due 01/25/2045 •	3	3
5.074% due 01/25/2045 •	4	4
5.074% due 07/25/2045 •	4	4
5.599% due 11/25/2042 •	1	1
5.799% due 08/25/2042 •	3	3
5.899% due 10/25/2046 •	15	14
5.899% due 11/25/2046 •	199	176

		8,150

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
4.556% due 03/25/2034 •	1	1
4.770% due 09/25/2042 •	12	12
6.000% due 07/25/2044	6	7
6.009% due 12/01/2034 •	1	1
7.037% due 11/01/2034 •	5	5

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2025 (Unaudited)

Freddie Mac
4.584% due 09/25/2035 •	452	443
4.700% due 09/25/2031 •	4	4
5.599% due 10/25/2044 - 02/25/2045 •	34	32
5.799% due 07/25/2044 •	6	6
6.500% due 07/15/2028	27	27
6.894% due 10/01/2036 •	7	7
Ginnie Mae
4.875% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2026 ~	2	1
5.000% due 04/20/2030 - 06/20/2030 •	76	77
6.000% due 08/20/2034	125	127

		750

Total United States (Cost $18,099)		12,306

	SHARES
SHORT-TERM INSTRUMENTS 19.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (c)	508,470	509

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (d) 18.5%		94,600

U.S. TREASURY BILLS 0.5%
4.319% due 08/19/2025 - 10/21/2025 (a)(b)(g)	$2,623	2,595

Total Short-Term Instruments (Cost $97,704)		97,704

Total Investments in Securities (Cost $339,909)		337,740

	SHARES
INVESTMENTS IN AFFILIATES 35.8%
SHORT-TERM INSTRUMENTS 35.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.8%
PIMCO Short-Term Floating NAV Portfolio III	18,817,104	183,222

Total Short-Term Instruments (Cost $183,125)		183,222

Total Investments in Affiliates (Cost $183,125)		183,222

Total Investments 101.9% (Cost $523,034)		$520,962
Financial Derivative Instruments (e)(f) (0.4)%(Cost or Premiums, net $(10,065))		(2,015)
Other Assets and Liabilities, net (1.5)%		(7,850)

Net Assets 100.0%		$511,097

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$38,600	U.S. Treasury Notes 3.625% due 03/31/2028	$(39,434)	$38,600	$38,605
4.440	07/01/2025	07/02/2025	33,300	U.S. Treasury Notes 4.125% due 10/31/2029	(34,015)	33,300	33,300
SAL	4.410	06/30/2025	07/01/2025	22,700	U.S. Treasury Bills 0.000% due 10/07/2025	(23,163)	22,700	22,703

Total Repurchase Agreements	$(96,612)	$94,600	$94,608

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl July 2025 Futures	EUR	117.250	07/25/2025	42	$42	$(9)	$(9)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	42	42	(8)	(5)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	28	28	(13)	(11)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	28	28	(15)	(5)

Total Written Options	$(45)	$(30)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	953	$85,380	$736	$189	$0
United Kingdom Long Gilt September Futures	09/2025	144	18,388	432	20	(63)

$1,168	$209	$(63)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	20	$(2,772)	$12	$6	$(2)
Euro-Bund September Futures	09/2025	635	(97,352)	693	276	(22)

$705	$282	$(24)

Total Futures Contracts	$1,873	$491	$(87)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	76,900	$(165)	$135	$(30)	$0	$(12)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		30,700	(846)	464	(382)	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,500	(111)	27	(84)	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		4,200	536	147	683	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	17,200,000	(3,156)	1,287	(1,869)	200	0
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	31,900	(9)	129	120	0	(9)
Receive	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		4,100	(65)	(32)	(97)	8	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	5,900	(12)	(36)	(48)	6	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		5,300	(10)	(21)	(31)	6	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		3,300	(9)	(8)	(17)	0	(7)
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		4,000	(14)	45	31	8	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		5,000	(20)	47	27	10	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		3,900	(13)	68	55	8	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	1,869	870	0	(36)
Receive	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030	AUD	1,900	(14)	(9)	(23)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		50,600	(941)	2,289	1,348	0	(57)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		25,400	(412)	1,070	658	0	(33)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		81,700	477	1,580	2,057	0	(119)
Pay(3)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	134,900	(942)	970	28	0	(46)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		32,200	0	18	18	47	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		4,200	(6)	0	(6)	5	0
Receive(3)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		10,400	165	(147)	18	11	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		4,000	(10)	(57)	(67)	0	(8)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		4,100	(11)	(42)	(53)	0	(8)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		3,900	(11)	20	9	0	(8)
Pay(3)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		147,180	(5,530)	(103)	(5,633)	0	(298)
Receive(3)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		60,000	3,932	3,415	7,347	258	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030	CAD	1,500	26	(6)	20	1	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		82,700	(666)	(2,224)	(2,890)	0	(124)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		15,600	130	(147)	(17)	0	(27)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		11,100	(44)	3	(41)	0	(19)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		15,700	(13)	(128)	(141)	0	(27)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		32,500	(1,356)	(234)	(1,590)	0	(65)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		41,100	67	(310)	(243)	0	(87)
Pay	CAONREPO	3.250	Semi-Annual	06/18/2035		2,500	54	(8)	46	7	0

Total Swap Agreements							$(9,998)	$10,071	$73	$590	$(993)

Cash of $15,930 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Future styled option variation margin asset of $8 and liability of $(6) is outstanding at period end.
(2)	Unsettled variation margin asset of $179 for closed swap agreements is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	AUD	1,672	$1,086	$0	$(14)
07/2025	CAD	18	13	0	0
07/2025	EUR	304	356	0	(2)
07/2025	NZD	3,000	1,805	0	(23)
08/2025	$1,087	AUD	1,672	14	0
08/2025	13	CAD	18	0	0
08/2025	356	EUR	304	2	0
08/2025	1,807	NZD	3,000	23	0
BOA	07/2025	EUR	33,498	$38,089	0	(1,370)
BPS	07/2025	$682	AUD	1,051	10	0
08/2025	JPY	134,005	$932	0	(2)
BRC	07/2025	CAD	958	694	0	(9)
07/2025	$38,473	GBP	28,282	348	0
08/2025	GBP	27,730	$37,736	0	(334)
BSH	07/2025	$51	DKK	336	2	0
CBK	07/2025	CAD	34	$24	0	0
07/2025	$615	EUR	525	4	0
DUB	07/2025	DKK	253	$40	0	0
07/2025	$645	AUD	1,002	14	0
07/2025	38,861	EUR	33,498	598	0
08/2025	EUR	33,424	$38,861	0	(597)
08/2025	$40	DKK	252	0	0
09/2025	0	MXN	5	0	0
FAR	07/2025	AUD	1,051	$687	0	(5)
07/2025	DKK	344	54	0	0
07/2025	JPY	5,604,212	39,065	148	0
07/2025	$432	AUD	670	9	0
07/2025	22,761	JPY	3,313,032	246	0
08/2025	JPY	3,300,848	$22,761	0	(246)
08/2025	$688	AUD	1,051	5	0
08/2025	54	DKK	343	0	0
09/2025	MXN	4,157	$213	0	(6)
JPM	07/2025	$540	CAD	740	3	0
07/2025	39	DKK	260	2	0
07/2025	1,789	NZD	3,000	39	0
08/2025	10	CNH	72	0	0
08/2025	617	EUR	525	3	0
MBC	07/2025	CAD	77,021	$56,078	0	(483)
07/2025	JPY	4,507,081	31,362	64	0
07/2025	$65,645	CAD	90,222	613	(3)
07/2025	356	EUR	304	2	0
07/2025	697	GBP	514	9	0
07/2025	476	JPY	69,100	4	0
08/2025	CAD	89,100	$64,927	0	(615)
08/2025	JPY	712,754	4,961	0	(7)
SCX	07/2025	CAD	12,917	9,509	23	0
07/2025	$16,460	JPY	2,377,114	48	0
08/2025	JPY	2,368,358	$16,460	0	(48)
SOG	07/2025	$40,631	JPY	5,865,089	97	0
08/2025	JPY	5,843,567	$40,631	0	(98)
SSB	07/2025	CAD	14	10	0	0
07/2025	GBP	28,795	38,990	0	(537)
08/2025	CAD	855	627	0	(2)
08/2025	$10	CAD	14	0	0
UAG	07/2025	JPY	2,363,548	$16,329	0	(84)

Total Forward Foreign Currency Contracts	$2,330	$(4,485)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460%	07/16/2025	3,600	$(11)	$(4)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	3,600	(11)	(6)

Total Written Options	$(22)	$(10)

(g)

Securities with an aggregate market value of $1,929 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Canada
Sovereign Issues	$0	$66,988	$0	$66,988
Japan
Sovereign Issues	0	83,517	0	83,517
Supranational
Corporate Bonds & Notes	0	38,588	0	38,588
United Kingdom
Sovereign Issues	0	38,637	0	38,637
United States
Asset-Backed Securities	0	3,406	0	3,406
Non-Agency Mortgage-Backed Securities	0	8,150	0	8,150
U.S. Government Agencies	0	750	0	750
Short-Term Instruments
Mutual Funds	0	509	0	509
Repurchase Agreements	0	94,600	0	94,600
U.S. Treasury Bills	0	2,595	0	2,595

	$0	$337,740	$0	$337,740
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$183,222	$0	$0	$183,222

Total Investments	$183,222	$337,740	$0	$520,962

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	491	590	0	1,081
Over the counter	0	2,330	0	2,330

	$491	$2,920	$0	$3,411
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(117)	(993)	0	(1,110)
Over the counter	0	(4,495)	0	(4,495)

	$(117)	$(5,488)	$0	$(5,605)

Total Financial Derivative Instruments	$374	$(2,568)	$0	$(2,194)

Totals	$183,596	$335,172	$0	$518,768

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% due 05/13/2031 «	$5,206	$4,918

Total Loan Participations and Assignments (Cost $5,201)		4,918

CORPORATE BONDS & NOTES 85.3%
BANKING & FINANCE 45.7%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	5,061	4,932
4.450% due 04/03/2026	10,275	10,260
Aircastle Ltd.
2.850% due 01/26/2028	8,600	8,191
5.950% due 02/15/2029	2,471	2,554
6.500% due 07/18/2028	1,000	1,045
Ally Financial, Inc.
6.992% due 06/13/2029 •	2,068	2,178
8.000% due 11/01/2031 (i)	3,275	3,731
American Assets Trust LP
3.375% due 02/01/2031	6,900	6,182
6.150% due 10/01/2034	3,000	3,000
American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	8,310
4.250% due 02/15/2028	962	957
4.900% due 02/15/2029	340	344
American Tower Corp.
1.500% due 01/31/2028	1,000	932
2.700% due 04/15/2031	4,000	3,589
2.750% due 01/15/2027	8,800	8,594
3.550% due 07/15/2027	2,711	2,673
3.800% due 08/15/2029	525	511
3.950% due 03/15/2029	1,000	979
4.050% due 03/15/2032	10,100	9,665
5.000% due 01/31/2030	5,300	5,405
5.200% due 02/15/2029	600	614
Americold Realty Operating Partnership LP 5.600% due 05/15/2032	100	101
Antares Holdings LP
2.750% due 01/15/2027	6,000	5,761
3.750% due 07/15/2027	6,100	5,867
3.950% due 07/15/2026	5,400	5,314
6.350% due 10/23/2029	3,500	3,537
6.500% due 02/08/2029	2,000	2,027
Aon North America, Inc. 5.150% due 03/01/2029	1,650	1,690
Apollo Debt Solutions BDC
6.700% due 07/29/2031	2,700	2,807
6.900% due 04/13/2029	800	835
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	901
Ares Finance Co. LLC 4.125% due 06/30/2051 •	100	98
Ares Management Corp. 6.375% due 11/10/2028	8,200	8,695
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028	6,000	6,310
Athene Global Funding 5.622% due 03/25/2027 ~	15,000	15,118
Aviation Capital Group LLC
1.950% due 01/30/2026	2,036	2,004
3.500% due 11/01/2027	9,876	9,628
4.125% due 08/01/2025	943	942
4.875% due 10/01/2025	1,500	1,499
5.375% due 07/15/2029	6,400	6,521
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	18,679	17,764
4.950% due 01/15/2028	2,000	2,011
5.150% due 01/15/2030	1,000	1,008
Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	1,000	1,043
7.883% due 11/15/2034 •	1,800	2,046
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	1,700	1,683

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Banco Santander SA
4.175% due 03/24/2028 •	2,000	1,989
5.294% due 08/18/2027	2,000	2,034
5.538% due 03/14/2030 •	1,000	1,031
6.607% due 11/07/2028 (i)	18,700	19,952
Bangkok Bank PCL 3.466% due 09/23/2036 •(f)	200	178
Bank of America Corp.
1.898% due 07/23/2031 •	2,000	1,758
1.922% due 10/24/2031 •	2,000	1,745
3.419% due 12/20/2028 •	2,905	2,840
3.593% due 07/21/2028 •	347	342
3.824% due 01/20/2028 •	3,000	2,975
3.970% due 03/05/2029 •	2,300	2,275
5.365% due 01/24/2031 ~	3,900	3,889
5.819% due 09/15/2029 •	6,845	7,132
6.204% due 11/10/2028 •	681	709
Barclays PLC
2.645% due 06/24/2031 •	14,600	13,191
5.304% due 08/09/2026 •	325	325
5.501% due 08/09/2028 •	1,470	1,500
6.224% due 05/09/2034 •	10,500	11,148
6.278% due 09/13/2027 ~	15,000	15,222
7.385% due 11/02/2028 •	500	531
7.437% due 11/02/2033 •	1,400	1,589
BGC Group, Inc. 4.375% due 12/15/2025	6,200	6,182
Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	7,200	6,636
2.500% due 01/10/2030	1,200	1,102
Blackstone Secured Lending Fund 5.875% due 11/15/2027	1,400	1,430
Blue Owl Finance LLC
3.125% due 06/10/2031	100	89
4.125% due 10/07/2051	2,300	1,576
BNP Paribas SA
2.871% due 04/19/2032 •	7,400	6,633
5.786% due 01/13/2033 •	6,200	6,454
7.375% due 09/10/2034 •(e)(f)	8,500	8,654
BPCE SA
1.652% due 10/06/2026 •	750	744
5.716% due 01/18/2030 •	600	618
5.876% due 01/14/2031 •	6,400	6,641
5.936% due 05/30/2035 •	2,491	2,554
5.975% due 01/18/2027 •	4,919	4,953
Brookfield Capital Finance LLC 6.087% due 06/14/2033	6,000	6,351
Brookfield Finance, Inc.
3.900% due 01/25/2028	1,598	1,580
5.675% due 01/15/2035	1,000	1,027
5.968% due 03/04/2054	450	450
Brown & Brown, Inc. 5.550% due 06/23/2035	2,300	2,346
CaixaBank SA 6.037% due 06/15/2035 •	1,800	1,884
Cantor Fitzgerald LP 7.200% due 12/12/2028	5,000	5,310
Capital One Financial Corp. 6.312% due 06/08/2029 •	2,500	2,625
CBRE Services, Inc. 5.500% due 04/01/2029	400	414
CI Financial Corp.
3.200% due 12/17/2030	1,127	995
4.100% due 06/15/2051	1,000	712
7.500% due 05/30/2029	800	844
Citadel Securities Global Holdings LLC
5.500% due 06/18/2030	1,500	1,518
6.200% due 06/18/2035	3,800	3,901
Citibank NA 5.488% due 12/04/2026	6,000	6,097
Citigroup, Inc. 3.887% due 01/10/2028 •	1,100	1,090
Citizens Bank NA 3.750% due 02/18/2026	1,170	1,163
CNA Financial Corp. 5.500% due 06/15/2033	5,600	5,748
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •	8,371	8,636
Corebridge Global Funding 4.900% due 01/07/2028	2,500	2,539
CoStar Group, Inc. 2.800% due 07/15/2030	3,000	2,715
Crown Castle, Inc. 3.100% due 11/15/2029	4,000	3,755
Deutsche Bank AG
3.547% due 09/18/2031 •	1,600	1,497

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.999% due 09/11/2030 •	3,600	3,628
5.706% due 02/08/2028 •	4,200	4,270
6.720% due 01/18/2029 •	6,807	7,152
7.146% due 07/13/2027 •	1,729	1,773
Digital Realty Trust LP 5.550% due 01/15/2028	500	513
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	5,200	4,632
EPR Properties
3.750% due 08/15/2029	2,000	1,905
4.500% due 06/01/2027	1,200	1,194
4.750% due 12/15/2026	8,200	8,191
4.950% due 04/15/2028	4,700	4,693
Equitable Financial Life Global Funding 1.800% due 03/08/2028	7,000	6,545
Essex Portfolio LP 3.000% due 01/15/2030	4,200	3,933
Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,358
3.875% due 12/15/2027	2,274	2,249
F&G Global Funding 5.875% due 01/16/2030	3,300	3,395
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,279
6.000% due 12/07/2033	3,600	3,757
Federation des Caisses Desjardins du Quebec 4.985% due 01/27/2027 ~	1,600	1,601
First American Financial Corp. 2.400% due 08/15/2031	2,268	1,938
FMR LLC
4.950% due 02/01/2033	1,600	1,602
5.150% due 02/01/2043	300	285
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	400	390
3.815% due 11/02/2027	6,595	6,369
4.125% due 08/17/2027	5,790	5,661
4.271% due 01/09/2027	3,330	3,283
4.542% due 08/01/2026	4,765	4,734
4.950% due 05/28/2027	1,050	1,044
5.125% due 11/05/2026	8,016	7,999
5.800% due 03/05/2027	10,315	10,400
5.800% due 03/08/2029	4,000	4,010
5.850% due 05/17/2027	1,574	1,587
6.950% due 03/06/2026	1,889	1,907
6.950% due 06/10/2026	2,950	2,991
FS KKR Capital Corp.
2.625% due 01/15/2027	100	96
6.125% due 01/15/2030	4,000	3,974
GA Global Funding Trust
1.625% due 01/15/2026	1,056	1,038
5.500% due 01/08/2029	3,000	3,076
Global Atlantic Fin Co. 4.400% due 10/15/2029	200	194
GLP Capital LP
3.250% due 01/15/2032	1,200	1,057
4.000% due 01/15/2030	4,270	4,107
4.000% due 01/15/2031	6,200	5,850
5.300% due 01/15/2029	4,560	4,614
5.375% due 04/15/2026	100	100
5.750% due 06/01/2028	1,200	1,230
6.750% due 12/01/2033	1,300	1,389
Goldman Sachs Group, Inc.
2.600% due 02/07/2030	4,180	3,864
3.615% due 03/15/2028 •	9,062	8,939
4.223% due 05/01/2029 •	460	457
6.249% due 03/15/2028 ~	600	612
6.484% due 10/24/2029 •(i)	14,837	15,741
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	2,125	1,943
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	15,600	15,296
HA Sustainable Infrastructure Capital, Inc. 6.150% due 01/15/2031	3,500	3,545
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,500	1,336
HAT Holdings LLC 3.750% due 09/15/2030	2,800	2,571
Highwoods Realty LP
2.600% due 02/01/2031	1,000	866
3.050% due 02/15/2030	3,500	3,198
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,494
3.500% due 09/15/2030	1,700	1,579
HPS Corporate Lending Fund 5.950% due 04/14/2032	1,200	1,194

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

HSBC Holdings PLC 5.546% due 03/04/2030 •(i)	14,100	14,523
Indian Railway Finance Corp. Ltd. 2.800% due 02/10/2031	2,400	2,162
ING Groep NV
3.875% due 05/16/2027 •(e)(f)	200	186
5.525% due 03/25/2036 •	700	713
Intesa Sanpaolo SpA
7.200% due 11/28/2033	7,100	7,977
8.248% due 11/21/2033 •	3,700	4,297
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,767
2.300% due 11/15/2028	1,800	1,686
5.500% due 08/15/2033	1,000	1,016
JPMorgan Chase & Co.
2.182% due 06/01/2028 •	750	721
2.545% due 11/08/2032 •	7,000	6,164
2.580% due 04/22/2032 •	500	447
3.509% due 01/23/2029 •	200	196
3.960% due 01/29/2027 •	10,700	10,673
4.203% due 07/23/2029 •	600	598
4.323% due 04/26/2028 •	1,000	999
4.452% due 12/05/2029 •	120	120
4.851% due 07/25/2028 •	9,300	9,399
4.995% due 07/22/2030 •	5,100	5,194
5.012% due 01/23/2030 •	3,845	3,917
5.140% due 01/24/2031 •	7,600	7,796
5.299% due 07/24/2029 •	1,626	1,670
5.581% due 04/22/2030 •	5,000	5,193
6.070% due 10/22/2027 •	2,700	2,759
6.087% due 10/23/2029 •	8,300	8,725
Kilroy Realty LP
3.050% due 02/15/2030	7,533	6,820
4.375% due 10/01/2025	4,300	4,293
Lazard Group LLC 6.000% due 03/15/2031	5,000	5,253
Lloyds Bank PLC 0.000% due 04/02/2032 þ	1,000	726
Lloyds Banking Group PLC
3.750% due 01/11/2027 (i)	2,600	2,578
4.375% due 03/22/2028	700	699
5.985% due 08/07/2027 •	2,737	2,779
8.000% due 09/27/2029 •(e)(f)	2,300	2,431
Loews Corp. 3.200% due 05/15/2030	1,900	1,799
LXP Industrial Trust 2.700% due 09/15/2030	2,400	2,152
Marex Group PLC 5.829% due 05/08/2028	4,900	4,964
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •	600	596
6.100% due 06/11/2055 •	6,100	6,103
Mizuho Financial Group, Inc.
2.839% due 09/13/2026	3,446	3,388
2.869% due 09/13/2030 •	800	749
5.594% due 07/10/2035 •	2,000	2,059
Morgan Stanley
4.210% due 04/20/2028 •	600	599
4.431% due 01/23/2030 •	2,000	1,998
5.164% due 04/20/2029 •	2,807	2,863
5.173% due 01/16/2030 •	2,600	2,655
5.320% due 07/19/2035 •	2,500	2,532
5.449% due 07/20/2029 •	1,322	1,360
5.656% due 04/18/2030 •	4,000	4,156
5.664% due 04/17/2036 •	2,000	2,073
6.296% due 10/18/2028 •	545	568
6.407% due 11/01/2029 •	7,301	7,735
Mutual of Omaha Cos. Global Funding 5.350% due 04/09/2027	2,000	2,033
National Health Investors, Inc. 3.000% due 02/01/2031	2,600	2,309
Nationwide Building Society 4.302% due 03/08/2029 •	9,000	8,947
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	1,421
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	100	132
NatWest Group PLC
5.076% due 01/27/2030 •(i)	19,000	19,284
7.300% due 11/19/2034 •(e)(f)	4,500	4,480
Neuberger Berman Group LLC 4.500% due 03/15/2027	884	883
Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	174
6.250% due 09/13/2053 •	2,000	2,059

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

NLG Global Funding 5.400% due 01/23/2030	2,700	2,781
Nomura Holdings, Inc.
1.653% due 07/14/2026	8,409	8,169
2.679% due 07/16/2030	5,000	4,538
3.103% due 01/16/2030	3,200	2,991
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/2059	2,000	1,362
Omega Healthcare Investors, Inc. 4.500% due 04/01/2027	3,657	3,666
Pacific Life Global Funding
1.600% due 09/21/2028	4,900	4,511
5.009% due 06/04/2026 ~	1,700	1,706
Pacific Life Insurance Co. 9.250% due 06/15/2039	600	818
Pacific LifeCorp 3.350% due 09/15/2050	1,000	677
Phillips Edison Grocery Center Operating Partnership LP 5.250% due 08/15/2032	3,500	3,535
Piedmont Operating Partnership LP 6.875% due 07/15/2029	2,500	2,634
Protective Life Global Funding
1.737% due 09/21/2030	4,800	4,199
4.772% due 12/09/2029 (i)	12,500	12,661
Radian Group, Inc. 6.200% due 05/15/2029	300	312
Rayonier LP 2.750% due 05/17/2031	3,973	3,516
Rexford Industrial Realty LP 2.125% due 12/01/2030	200	174
RGA Global Funding
5.500% due 01/11/2031	1,000	1,032
6.000% due 11/21/2028	4,000	4,198
Sabra Health Care LP 5.125% due 08/15/2026	1,800	1,802
Sammons Financial Group Global Funding 5.050% due 01/10/2028	3,400	3,451
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	8,095
5.353% due 09/06/2030 •	2,400	2,444
5.807% due 09/09/2026 •	500	501
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	3,500	3,390
5.694% due 04/15/2031 •	5,000	5,159
SBA Tower Trust 1.631% due 05/15/2051	15,600	14,972
Sixth Street Lending Partners 6.500% due 03/11/2029	3,500	3,614
Store Capital LLC
2.750% due 11/18/2030	1,000	883
5.400% due 04/30/2030	1,400	1,419
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028	8,418	7,817
5.513% due 07/09/2029 ~	10,000	10,103
5.776% due 01/13/2026 ~	4,800	4,829
6.600% due 06/05/2034 •(e)(f)	2,000	2,010
Sun Communities Operating LP
2.700% due 07/15/2031	100	89
4.200% due 04/15/2032	1,900	1,801
Teachers Insurance & Annuity Association of America 4.270% due 05/15/2047	3,000	2,446
Trust Fibra Uno 4.869% due 01/15/2030 (i)	4,000	3,801
Trustage Financial Group, Inc. 4.625% due 04/15/2032	9,600	9,101
UBS AG 7.500% due 02/15/2028 (i)	15,100	16,293
UBS Group AG
3.091% due 05/14/2032 •	1,000	908
4.875% due 02/12/2027 •(e)(f)	1,000	975
5.699% due 02/08/2035 •	3,166	3,290
5.959% due 01/12/2034 •(i)	19,600	20,641
6.246% due 09/22/2029 •	800	841
6.301% due 09/22/2034 •	6,100	6,553
6.850% due 09/10/2029 •(e)(f)	1,000	1,007
9.250% due 11/13/2028 •(e)(f)	1,350	1,477
9.250% due 11/13/2033 •(e)(f)	4,000	4,636
UniCredit SpA 5.459% due 06/30/2035 •	4,600	4,575
Unum Group 3.875% due 11/05/2025	4,760	4,743
VICI Properties LP
3.875% due 02/15/2029	7,600	7,357
4.750% due 02/15/2028	1,900	1,911
5.125% due 05/15/2032	1,600	1,595
5.625% due 04/01/2035	700	707

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Wells Fargo & Co.
2.393% due 06/02/2028 •	259	250
2.879% due 10/30/2030 •	1,000	935
3.584% due 05/22/2028 •	972	957
4.808% due 07/25/2028 •	1,105	1,115
5.211% due 12/03/2035 •	3,100	3,113
5.389% due 04/24/2034 •	1,500	1,535
5.574% due 07/25/2029 •	5,176	5,345
5.707% due 04/22/2028 •	1,900	1,942
6.303% due 10/23/2029 •	5,400	5,708
Welltower OP LLC 4.500% due 07/01/2030	4,100	4,121
Weyerhaeuser Co.
4.000% due 04/15/2030	12,000	11,710
4.750% due 05/15/2026	3,200	3,207

		1,095,504

INDUSTRIALS 30.0%
AbbVie, Inc. 3.200% due 11/21/2029	7,605	7,277
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026	1,600	1,584
Air Canada Pass-Through Trust 3.300% due 07/15/2031	3,870	3,626
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	4,563	4,571
Alcon Finance Corp. 2.600% due 05/27/2030	7,700	7,049
Allegion PLC 3.500% due 10/01/2029	2,000	1,917
American Airlines Pass-Through Trust
2.875% due 01/11/2036	87	76
3.000% due 04/15/2030	3,886	3,682
3.150% due 08/15/2033	4,103	3,778
3.200% due 12/15/2029	1,621	1,556
3.350% due 04/15/2031	5,715	5,446
3.375% due 11/01/2028	599	585
3.575% due 07/15/2029	2,621	2,542
3.600% due 03/22/2029	4,353	4,239
3.700% due 04/01/2028	345	339
Amgen, Inc.
4.050% due 08/18/2029	4,936	4,880
5.250% due 03/02/2030	6,400	6,596
5.600% due 03/02/2043	2,100	2,085
5.650% due 03/02/2053 (i)	6,500	6,351
Amrize Finance U.S. LLC 5.400% due 04/07/2035	1,000	1,015
Anglo American Capital PLC 5.625% due 04/01/2030	1,250	1,297
AppLovin Corp. 5.125% due 12/01/2029	2,656	2,691
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	3,941
BAE Systems PLC 3.400% due 04/15/2030	800	764
Bayer U.S. Finance LLC
4.250% due 12/15/2025	8,500	8,477
4.375% due 12/15/2028	6,600	6,540
6.125% due 11/21/2026	10,800	10,980
6.375% due 11/21/2030	4,567	4,855
6.500% due 11/21/2033	19,600	21,024
Becton Dickinson & Co. 4.874% due 02/08/2029	1,200	1,217
Berry Global, Inc. 4.875% due 07/15/2026	6,700	6,697
BMW U.S. Capital LLC
4.650% due 03/19/2027	1,900	1,912
4.750% due 03/21/2028	2,900	2,934
Boeing Co.
2.196% due 02/04/2026	24,300	23,924
5.705% due 05/01/2040	1,400	1,384
5.805% due 05/01/2050	4,600	4,416
5.930% due 05/01/2060	13,200	12,559
6.259% due 05/01/2027	8,000	8,234
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	5,700	5,531
5.950% due 08/04/2033	1,000	1,028
Boston Scientific Corp. 6.500% due 11/15/2035	3,000	3,366
British Airways Pass-Through Trust
2.900% due 09/15/2036	83	75
3.300% due 06/15/2034	75	70
3.350% due 12/15/2030	2,508	2,401
3.800% due 03/20/2033	1,085	1,052
4.125% due 03/20/2033	1,357	1,300

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.250% due 05/15/2034	222	214
Broadcom, Inc.
2.450% due 02/15/2031	27,858	24,919
2.600% due 02/15/2033	8,300	7,102
3.419% due 04/15/2033	6,543	5,936
4.926% due 05/15/2037	12,249	11,894
Cameron LNG LLC 3.402% due 01/15/2038	100	85
Canadian Natural Resources Ltd. 5.000% due 12/15/2029	1,200	1,211
Canadian Pacific Railway Co. 2.450% due 12/02/2031	6,000	5,270
Carnival Corp. 4.000% due 08/01/2028	2,345	2,297
CDW LLC
2.670% due 12/01/2026	2,500	2,439
3.250% due 02/15/2029	1,010	958
5.100% due 03/01/2030	300	302
Centene Corp.
2.450% due 07/15/2028	3,300	3,067
2.500% due 03/01/2031	2,000	1,723
2.625% due 08/01/2031	1,600	1,372
3.000% due 10/15/2030	3,625	3,241
4.250% due 12/15/2027	1,346	1,326
4.625% due 12/15/2029	2,491	2,424
CGI, Inc. 1.450% due 09/14/2026	9,500	9,178
Charter Communications Operating LLC
3.900% due 06/01/2052	6,000	4,121
6.100% due 06/01/2029	1,000	1,047
Cigna Group
2.400% due 03/15/2030	1,391	1,270
4.375% due 10/15/2028	400	401
Conagra Brands, Inc. 4.850% due 11/01/2028	260	263
ConocoPhillips Co. 4.700% due 01/15/2030	2,300	2,333
Constellation Brands, Inc. 2.250% due 08/01/2031	100	87
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033 «(h)	1,079	1,096
Cox Communications, Inc. 1.800% due 10/01/2030	4,400	3,764
CVS Health Corp.
3.750% due 04/01/2030	1,800	1,727
4.300% due 03/25/2028	1,235	1,230
5.125% due 02/21/2030	3,335	3,396
CVS Pass-Through Trust 7.507% due 01/10/2032	1,022	1,070
DAE Funding LLC 3.375% due 03/20/2028	400	386
DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,299
5.125% due 05/15/2029	200	203
Delta Air Lines, Inc.
3.750% due 10/28/2029	3,800	3,634
7.375% due 01/15/2026	1,104	1,120
Ecopetrol SA 4.625% due 11/02/2031	100	85
Edwards Lifesciences Corp. 4.300% due 06/15/2028	970	969
Elevance Health, Inc. 2.250% due 05/15/2030	10,124	9,142
Embraer Netherlands Finance BV 5.980% due 02/11/2035	200	206
Enbridge, Inc. 3.700% due 07/15/2027	2,500	2,470
Energy Transfer LP
3.900% due 07/15/2026	900	894
4.950% due 05/15/2028	900	913
5.250% due 07/01/2029	1,200	1,230
5.550% due 02/15/2028	600	618
5.950% due 12/01/2025	1,100	1,102
6.050% due 12/01/2026	6,900	7,047
Eni SpA 5.500% due 05/15/2034	2,000	2,016
Enterprise Products Operating LLC 5.200% due 01/15/2036	3,600	3,626
Equifax, Inc. 5.100% due 06/01/2028	3,000	3,058
Expand Energy Corp.
5.375% due 03/15/2030	1,200	1,204
6.750% due 04/15/2029	2,242	2,270
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	1,037

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Flex Intermediate Holdco LLC 3.363% due 06/30/2031	9,700	8,626
Flex Ltd. 4.875% due 06/15/2029	100	101
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	800	769
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038	1,900	1,960
Harbour Energy PLC 6.327% due 04/01/2035	2,500	2,488
HCA, Inc.
3.500% due 09/01/2030	16,400	15,513
5.500% due 06/01/2033	6,800	6,965
5.625% due 09/01/2028	1,334	1,374
5.875% due 02/01/2029	200	208
Huntington Ingalls Industries, Inc. 5.749% due 01/15/2035	2,100	2,167
Hyatt Hotels Corp.
5.050% due 03/30/2028	900	910
5.750% due 04/23/2030	2,192	2,269
Hyundai Capital America
1.500% due 06/15/2026	2,000	1,942
5.509% due 08/04/2025 •	4,000	4,002
6.000% due 07/11/2025	4,000	4,001
Icon Investments Six DAC 5.809% due 05/08/2027	2,278	2,326
Imperial Brands Finance PLC 4.250% due 07/21/2025	430	430
Infor LLC 1.750% due 07/15/2025	3,800	3,795
IQVIA, Inc. 6.250% due 02/01/2029	700	732
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,934	1,697
Keurig Dr. Pepper, Inc. 5.050% due 03/15/2029	2,000	2,046
Kinder Morgan, Inc. 8.050% due 10/15/2030	6,500	7,425
Kraft Heinz Foods Co. 5.400% due 03/15/2035	5,321	5,395
Las Vegas Sands Corp.
3.500% due 08/18/2026	4,250	4,195
3.900% due 08/08/2029	5,300	5,049
5.900% due 06/01/2027	8,800	8,995
Marriott International, Inc.
4.625% due 06/15/2030	2,000	2,005
5.550% due 10/15/2028	3,800	3,943
Mars, Inc. 5.000% due 03/01/2032	4,000	4,055
Mattel, Inc.
3.375% due 04/01/2026	1,000	988
3.750% due 04/01/2029	361	346
McDonald's Corp. 2.125% due 03/01/2030	4,200	3,813
Microchip Technology, Inc. 4.900% due 03/15/2028	900	910
Micron Technology, Inc.
4.663% due 02/15/2030	1,100	1,098
5.327% due 02/06/2029	1,500	1,536
5.375% due 04/15/2028	200	206
MSCI, Inc. 3.625% due 11/01/2031	2,900	2,674
National Football League
5.250% due 10/05/2034 «(h)	3,700	3,714
5.420% due 10/05/2037 «(h)	1,300	1,307
Netflix, Inc. 5.375% due 11/15/2029	3,525	3,684
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	1,650	1,585
Norfolk Southern Corp. 4.100% due 05/15/2121	100	69
Northern Star Resources Ltd. 6.125% due 04/11/2033	1,000	1,043
Northwest Pipeline LLC 4.000% due 04/01/2027	3,500	3,479
NVR, Inc. 3.000% due 05/15/2030	2,760	2,572
NXP BV 5.550% due 12/01/2028	600	620
Occidental Petroleum Corp. 5.200% due 08/01/2029	2,300	2,309
Oracle Corp.
2.300% due 03/25/2028	5,029	4,774
3.250% due 11/15/2027	2,800	2,738
3.250% due 05/15/2030	1,765	1,667
4.650% due 05/06/2030	2,917	2,945

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Petroleos Mexicanos 5.350% due 02/12/2028	5,000	4,804
Philip Morris International, Inc.
4.375% due 04/30/2030	1,525	1,522
4.625% due 11/01/2029	1,363	1,376
5.125% due 02/15/2030	1,700	1,750
RELX Capital, Inc.
4.750% due 03/27/2030	923	936
4.750% due 05/20/2032	800	806
Rolls-Royce PLC 5.750% due 10/15/2027	250	257
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028	3,025	3,065
Royalty Pharma PLC 1.750% due 09/02/2027	1,100	1,042
RTX Corp. 4.125% due 11/16/2028	3,205	3,193
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	12,900	12,883
5.875% due 06/30/2026	8,000	8,045
Santos Finance Ltd.
3.649% due 04/29/2031	11,430	10,648
4.125% due 09/14/2027	2,200	2,169
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,400	2,335
Southern Co.
3.700% due 04/30/2030	2,500	2,419
4.850% due 03/15/2035	2,000	1,957
5.500% due 03/15/2029	1,100	1,146
Spectra Energy Partners LP 3.375% due 10/15/2026	3,500	3,452
Spirit AeroSystems, Inc. 3.850% due 06/15/2026	200	196
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,435	2,114
4.100% due 10/01/2029	98	90
Starbucks Corp. 4.000% due 11/15/2028	3,400	3,377
Stryker Corp.
4.250% due 09/11/2029	2,500	2,497
4.850% due 12/08/2028	4,000	4,079
4.850% due 02/10/2030	2,900	2,960
Synopsys, Inc. 5.150% due 04/01/2035	3,300	3,328
T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	8,674
2.400% due 03/15/2029	2,889	2,691
2.700% due 03/15/2032	7,900	6,965
3.875% due 04/15/2030	14,000	13,601
4.800% due 07/15/2028	3,141	3,184
4.950% due 03/15/2028	3,034	3,086
Tapestry, Inc. 5.100% due 03/11/2030	2,700	2,737
Targa Resources Corp. 6.125% due 03/15/2033	6,400	6,748
TD SYNNEX Corp. 2.375% due 08/09/2028	100	94
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	4,620
Textron, Inc. 3.375% due 03/01/2028	1,500	1,463
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,000	2,687
2.875% due 04/07/2030	561	531
2.900% due 11/01/2029	2,564	2,382
3.500% due 09/01/2031	1,277	1,205
4.000% due 10/11/2027	546	542
4.150% due 02/25/2033	1,249	1,199
4.300% due 02/15/2027	574	573
5.450% due 08/15/2038	1,586	1,606
5.800% due 07/15/2037	6,687	6,845
5.875% due 04/15/2029	8,188	8,363
United Rentals North America, Inc.
3.875% due 11/15/2027	1,700	1,666
6.000% due 12/15/2029	500	512
UnitedHealth Group, Inc.
4.000% due 05/15/2029	500	494
4.950% due 01/15/2032	8,765	8,880
5.300% due 02/15/2030	280	290
Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	1,500	1,509
5.250% due 03/22/2029	7,065	7,150
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	8,003	8,051
Williams Cos., Inc.
4.900% due 03/15/2029	909	922

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.300% due 09/30/2035	2,700	2,704
WMG Acquisition Corp. 3.750% due 12/01/2029	3,800	3,565
Woodside Finance Ltd.
3.700% due 09/15/2026	2,500	2,475
5.100% due 09/12/2034	5,300	5,135
Yara International ASA 3.800% due 06/06/2026	3,300	3,271

		718,481

UTILITIES 9.6%
AES Corp.
3.950% due 07/15/2030	3,200	3,044
5.450% due 06/01/2028	12,100	12,368
American Electric Power Co., Inc.
5.200% due 01/15/2029	200	205
5.750% due 11/01/2027	200	206
American Transmission Systems, Inc. 2.650% due 01/15/2032	2,200	1,937
AT&T, Inc. 2.300% due 06/01/2027	600	579
Black Hills Corp.
2.500% due 06/15/2030	2,200	1,981
6.150% due 05/15/2034	2,700	2,835
Dominion Energy, Inc. 3.300% due 04/15/2041	3,000	2,217
DTE Energy Co. 5.100% due 03/01/2029	1,258	1,283
Duke Energy Corp. 3.250% due 01/15/2082 •	1,002	964
Edison International
5.450% due 06/15/2029	3,100	3,067
5.750% due 06/15/2027	4,000	4,029
Electricite de France SA
6.950% due 01/26/2039	1,400	1,543
9.125% due 03/15/2033 •(e)	1,200	1,357
Enel Finance International NV 5.125% due 06/26/2029	6,067	6,182
Entergy Corp.
1.900% due 06/15/2028	9,900	9,262
3.750% due 06/15/2050	2,900	2,077
Evergy Kansas Central, Inc. 5.250% due 03/15/2035	2,000	2,025
Fells Point Funding Trust 3.046% due 01/31/2027	3,400	3,328
FirstEnergy Corp. 3.900% due 07/15/2027	1,100	1,088
FirstEnergy Transmission LLC 2.866% due 09/15/2028	7,000	6,679
FORESEA Holding SA 7.500% due 06/15/2030	266	253
Gazprom PJSC Via Gaz Finance PLC 2.950% due 01/27/2029	6,500	4,648
Georgia Power Co. 5.004% due 02/23/2027	1,455	1,476
Interstate Power & Light Co. 4.100% due 09/26/2028	500	496
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	3,787	3,638
Jersey Central Power & Light Co. 4.300% due 01/15/2026	8,684	8,668
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029	1,200	1,190
New York State Electric & Gas Corp. 3.300% due 09/15/2049	200	131
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	5,000	4,963
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,240
ONEOK, Inc.
3.400% due 09/01/2029	3,000	2,864
4.250% due 09/24/2027	6,076	6,069
5.050% due 11/01/2034	10,000	9,736
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,800	2,660
3.450% due 07/01/2025	9,765	9,765
4.200% due 03/01/2029	3,300	3,222
4.500% due 12/15/2041	1,269	998
6.150% due 03/01/2055	2,500	2,336
6.750% due 01/15/2053	4,200	4,230
6.950% due 03/15/2034	22,200	23,911
PacifiCorp
4.150% due 02/15/2050	1,700	1,293
5.300% due 02/15/2031	2,600	2,679
5.450% due 02/15/2034	5,200	5,277

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.800% due 01/15/2055	1,174	1,125
7.375% due 09/15/2055 •	2,000	2,084
Public Service Co. of Oklahoma
2.200% due 08/15/2031	244	212
5.450% due 01/15/2036	4,000	4,031
Rio Oil Finance Trust 9.750% due 01/06/2027	115	119
Southern California Edison Co.
1.200% due 02/01/2026	800	780
2.850% due 08/01/2029	2,000	1,852
3.900% due 12/01/2041	400	302
4.200% due 03/01/2029	1,000	979
4.700% due 06/01/2027	5,055	5,075
4.875% due 03/01/2049	4,277	3,425
5.350% due 03/01/2026	200	201
5.650% due 10/01/2028	1,700	1,742
5.850% due 11/01/2027	12,405	12,715
6.650% due 04/01/2029	4,500	4,727
Southern California Gas Co.
3.950% due 02/15/2050	1,500	1,128
5.200% due 06/01/2033	6,200	6,288
Spire, Inc. 5.300% due 03/01/2026	2,500	2,509
System Energy Resources, Inc.
5.300% due 12/15/2034	1,800	1,780
Verizon Communications, Inc.
2.100% due 03/22/2028	1,828	1,732
5.401% due 07/02/2037	2,094	2,108
Vistra Operations Co. LLC 6.950% due 10/15/2033	952	1,046
Xcel Energy, Inc.
3.400% due 06/01/2030	886	841
5.600% due 04/15/2035	4,400	4,494

		231,294

Total Corporate Bonds & Notes (Cost $2,059,064)		2,045,279

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	112
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	118
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	323
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	355

		908

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,035	8,584

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	646

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	308

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	235	243

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 8.084% due 02/15/2050	6,210	7,885

Total Municipal Bonds & Notes (Cost $21,662)		18,574

U.S. GOVERNMENT AGENCIES 8.1%
Ginnie Mae 8.500% due 08/15/2030	1	1
Ginnie Mae, TBA
4.000% due 07/01/2055	30,800	28,642
5.000% due 07/01/2055 - 08/01/2055	11,600	11,395
6.000% due 08/01/2055	4,400	4,460
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	758	694

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.000% due 08/01/2049	890	838
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	20,310	17,577
4.000% due 07/01/2055 - 08/01/2055	97,540	90,690
4.500% due 08/01/2055	37,290	35,656
5.000% due 08/01/2055	5,000	4,898

Total U.S. Government Agencies (Cost $191,733)		194,851

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
245 Park Avenue Trust 3.508% due 06/05/2037	3,100	3,014
Atrium Hotel Portfolio Trust 5.539% due 12/15/2036 •	2,204	2,155
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~	3,527	3,163
COLT Mortgage Loan Trust 4.550% due 04/25/2067 ~	5,816	5,832
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~	755	719
5.826% due 07/15/2038 •	1,000	902
DC Office Trust 2.965% due 09/15/2045	10,500	9,573
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,000	1,847
5.158% due 04/15/2037 •	976	966
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	162	157
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,606	3,464
6.864% due 10/25/2063	1,467	1,483
PRKCM Trust 7.225% due 11/25/2058 þ	723	734
PRPM Trust 6.250% due 08/25/2068 þ	366	368
Structured Asset Mortgage Investments Trust 5.132% due 03/19/2034 •	165	155
Verus Securitization Trust
6.193% due 03/25/2068 þ	1,166	1,169
6.876% due 11/25/2068 ~	780	792
7.070% due 10/25/2068 þ	328	333
VNDO Trust 3.805% due 01/10/2035	200	197

Total Non-Agency Mortgage-Backed Securities (Cost $37,200)		37,023

ASSET-BACKED SECURITIES 1.7%
AUTOMOBILE SEQUENTIAL 0.1%
First Help Financial Trust 6.570% due 06/15/2028	948	956

CMBS OTHER 0.1%
MF1 LLC 6.055% due 03/19/2039 •	1,000	1,004
MF1 Ltd. 5.668% due 02/19/2037 •	2,185	2,187

		3,191

HOME EQUITY SEQUENTIAL 0.0%
RBSSP Resecuritization Trust 4.599% due 11/26/2036 •	24	24

OTHER ABS 1.5%
37 Capital CLO Ltd. 5.346% due 04/15/2035 •	8,600	8,573
Bain Capital Credit CLO Ltd. 5.359% due 10/21/2034 •	1,700	1,702
Betony CLO Ltd. 5.621% due 04/30/2031 •	366	366
CIFC Funding Ltd. 5.644% due 01/22/2031 •	391	392
Dewolf Park CLO Ltd. 5.438% due 10/15/2030 •	570	571
Elmwood CLO Ltd. 5.463% due 04/22/2035 «	1,200	1,200
KKR CLO Ltd.
5.518% due 04/15/2031 •	512	513
5.701% due 02/09/2035 •	1,000	1,001
Magnetite Ltd. 5.743% due 01/25/2032 •	639	640
Ocean Trails CLO 5.299% due 07/20/2034 •	3,400	3,401

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Octagon Investment Partners Ltd. 5.501% due 07/19/2030 •	126	126
Sound Point CLO 5.688% due 07/15/2034 •	2,000	2,002
Start Ltd. 4.089% due 03/15/2044	367	363
Symphony CLO Ltd. 5.479% due 01/23/2032 •	798	798
Trinitas CLO Ltd. 5.652% due 04/25/2033 •	9,000	9,012
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	4,200	4,176
Wellfleet CLO Ltd. 0.000% due 04/20/2034 •(a)	1,800	1,800

		36,636

Total Asset-Backed Securities (Cost $40,725)		40,807

SOVEREIGN ISSUES 1.2%
Israel Government International Bond 5.375% due 03/12/2029	4,100	4,187
Mexico Government International Bond 5.850% due 07/02/2032 (a)	1,000	1,013
Republic of South Africa Government International Bond 4.850% due 09/30/2029	6,000	5,791
Saudi Government International Bond
2.250% due 02/02/2033	9,300	7,813
5.125% due 01/13/2028	9,600	9,763

Total Sovereign Issues (Cost $29,916)		28,567

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
MNSN Holdings, Inc. «(b)(h)	2,033	8

INDUSTRIALS 0.0%
Foresea Holdings SA «	25,822	529

Total Common Stocks (Cost $556)		537

CONVERTIBLE PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Wells Fargo & Co. 7.500%	13,190	15,487

Total Convertible Preferred Securities (Cost $10,405)		15,487

PREFERRED SECURITIES 4.8%
BANKING & FINANCE 4.7%
AGFC Capital Trust 6.268% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	2,153
American Express Co. 3.550% due 09/15/2026 •(e)	2,000,000	1,957
Banco Santander SA 8.000% due 02/01/2034 •(e)(f)	2,000,000	2,118
Bank of America Corp. 5.875% due 03/15/2028 •(e)	14,085,000	14,312
Capital One Financial Corp. 3.950% due 09/01/2026 •(e)	3,250,000	3,175
Charles Schwab Corp. 4.000% due 12/01/2030 •(e)	10,100,000	9,370
Citigroup, Inc.
3.875% due 02/18/2026 •(e)	12,500,000	12,349
6.950% due 02/15/2030 •(e)	900,000	920
7.200% due 05/15/2029 •(e)	2,800,000	2,900
CoBank ACB 4.250% due 01/01/2027 •(e)	4,200,000	4,058
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(e)	2,000,000	1,940
Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(e)	3,000,000	3,000
6.850% due 02/10/2030 •(e)	4,100,000	4,240
7.500% due 02/10/2029 •(e)	2,500,000	2,657
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(e)	2,500,000	2,463
4.200% due 09/01/2026 (e)	250,000	4,477
4.625% due 06/01/2026 (e)	110,000	2,150

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

6.500% due 04/01/2030 •(e)	4,400,000	4,543
6.875% due 06/01/2029 •(e)	3,300,000	3,488
7.036% due 10/01/2025 ~(e)(i)	11,000,000	11,073
USB Capital 5.538% due 07/30/2025 •(e)	14,250,000	11,854
Wells Fargo & Co.
6.850% due 09/15/2029 •(e)	6,500,000	6,821
7.625% due 09/15/2028 •(e)	1,400,000	1,507

		113,525

INDUSTRIALS 0.1%
SVB Financial Trust
0.000% due 11/07/2032 (d)	228,000	5
11.000% due 11/07/2032	2,317	1,228

		1,233

UTILITIES 0.0%
Sempra 4.875% due 10/15/2025 •(e)	1,000,000	997

Total Preferred Securities (Cost $126,226)		115,755

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (g)	5,628,045	5,628

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
4.334% due 08/07/2025 - 09/16/2025 (c)(d)(k)(m)	$5,487	5,456

Total Short-Term Instruments (Cost $11,085)		11,084

Total Investments in Securities (Cost $2,533,773)		2,512,882

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	5,250,337	51,123

Total Short-Term Instruments (Cost $51,101)		51,123

Total Investments in Affiliates (Cost $51,101)		51,123

Total Investments 106.9% (Cost $2,584,874)		$2,564,005
Financial Derivative Instruments (j)(l) 0.1%(Cost or Premiums, net $19,030)		3,513
Other Assets and Liabilities, net (7.0)%		(169,654)

Net Assets 100.0%		$2,397,864

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	Coupon represents a 7-Day Yield.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	$1,079	$1,096	0.05%
MNSN Holdings, Inc.	04/26/2022	40	8	0.00
National Football League 5.250% due 10/05/2034	06/27/2025	3,700	3,714	0.16
National Football League 5.420% due 10/05/2037	06/27/2025	1,300	1,307	0.05

$6,119	$6,125	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	4.400%	12/20/2024	TBD(2)	$(14,280)	$(14,617)
4.400	05/19/2025	TBD(2)	(3,420)	(3,434)
DEU	4.550	04/09/2025	TBD(2)	(10,284)	(10,392)
NOM	3.250	06/02/2025	TBD(2)	(3,599)	(3,606)
TDM	4.500	02/07/2025	TBD(2)	(8,081)	(8,082)
4.500	03/13/2025	TBD(2)	(2,431)	(2,463)
4.510	04/29/2025	TBD(2)	(13,730)	(13,819)
4.520	12/20/2024	TBD(2)	(30,156)	(30,887)
4.520	03/12/2025	TBD(2)	(15,744)	(15,938)

Total Reverse Repurchase Agreements	$(103,238)

(i)	Securities with an aggregate market value of $107,549 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(165,822) at a weighted average interest rate of 4.494%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	33	$33	$(7)	$(7)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	33	33	(8)	(10)

$(15)	$(17)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	36	$36	$(12)	$(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	69	69	(29)	(2)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	37	37	(12)	(3)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	34	34	(9)	(4)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	106	106	(41)	(56)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	34	34	(11)	(15)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	36	36	(12)	(27)

$(126)	$(108)

Total Written Options	$(141)	$(125)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	306	$74,182	$705	$27	$0
3-Month SOFR Active Contract June Futures	09/2027	306	74,132	641	23	0
3-Month SOFR Active Contract March Futures	06/2027	306	74,171	682	23	0
3-Month SOFR Active Contract September Futures	12/2027	306	74,086	584	23	0
U.S. Treasury 2-Year Note September Futures	09/2025	2,410	501,336	1,824	132	0
U.S. Treasury 5-Year Note September Futures	09/2025	1,514	165,026	1,729	201	0
U.S. Treasury 10-Year Note September Futures	09/2025	123	13,791	234	38	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	1,730	197,680	3,880	838	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	2,170	258,501	9,459	2,916	0

Total Futures Contracts	$19,738	$4,221	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	(1.000)%	Quarterly	06/20/2029	0.612%	$1,200	$17	$(35)	$(18)	$0	$(1)
Citigroup, Inc.	(1.000)	Quarterly	12/20/2032	0.736	5,000	204	(290)	(86)	0	(2)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.573	7,500	161	(371)	(210)	1	0

$382	$(696)	$(314)	$1	$(3)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.317%	$5,000	$1,022	$(790)	$232	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.875	1,000	124	11	135	0	(1)
AES Corp.	5.000	Quarterly	12/20/2029	1.096	3,000	540	(59)	481	0	(2)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.310	2,500	(15)	57	42	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.303	8,500	164	(104)	60	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.431	16,800	(91)	366	275	4	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359	9,600	115	(23)	92	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.296	800	(6)	12	6	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.367	17,300	(84)	247	163	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2030	0.742	400	1	4	5	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.252	5,700	37	(15)	22	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	61,400	473	83	556	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	7,800	92	11	103	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.490	3,710	701	(455)	246	0	(2)
General Motors Co.	5.000	Quarterly	06/20/2028	0.750	6,450	811	(31)	780	4	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.393	4,200	867	(582)	285	0	(1)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.246	2,600	59	(39)	20	0	0

						$4,810	$(1,307)	$3,503	$8	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index		1.000%	Quarterly	12/20/2029	$37,300	$717	$134	$851	$18	$0
CDX.IG-44 5-Year Index		1.000	Quarterly	06/20/2030	742,700	12,275	4,401	16,676	411	0

						$12,992	$4,535	$17,527	$429	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$73,800	$1,423	$(822)	$601	$0	$(122)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	66,677	(70)	(950)	(1,020)	0	(172)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	11,010	(99)	(120)	(219)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	2,460	(9)	48	39	0	(9)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035	63,552	(137)	(1,136)	(1,273)	0	(247)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	1,480	(5)	(21)	(26)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	7,080	315	204	519	0	(54)

						$1,418	$(2,797)	$(1,379)	$0	$(649)

Total Swap Agreements						$19,602	$(265)	$19,337	$438	$(662)

(k)	Securities with an aggregate market value of $1,360 and cash of $111,271 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description				Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index				Sell	0.850%	07/16/2025	4,000	$(6)	$0
	Put - OTC CDX.IG-44 5-Year Index				Sell	0.900	07/16/2025	7,900	(9)	(1)
JPM	Put - OTC CDX.IG-44 5-Year Index				Sell	1.000	07/16/2025	3,800	(4)	0
RBC	Put - OTC CDX.IG-44 5-Year Index				Sell	0.850	07/16/2025	4,100	(5)	(1)
	Put - OTC CDX.IG-44 5-Year Index				Sell	0.900	07/16/2025	3,700	(4)	0

								$(28)		$(2)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	1,700	$(5)	$(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	1,700	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	1,900	(6)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	1,900	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	1,700	(5)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	1,700	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	1,700	(5)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	1,700	(5)	(3)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	1,800	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	1,800	(6)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	1,700	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	1,700	(5)	(3)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	2,200	(8)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	2,200	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	2,100	(7)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	2,100	(7)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	900	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	1,800	(6)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	900	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	1,800	(6)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	2,300	(7)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	2,300	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	1,800	(5)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	1,800	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	900	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	900	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	1,700	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	1,700	(6)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	1,600	(5)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	1,600	(5)	(4)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	1,800	(6)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	1,800	(6)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	1,900	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	1,900	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	2,000	(8)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	2,000	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	2,000	(8)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	2,000	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	2,500	(7)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	2,500	(7)	0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	1,700	(5)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	1,700	(5)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	2,300	(7)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	2,300	(7)	(5)

$(262)	$(254)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	$92.469	07/07/2025	1,000	$(5)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	1,000	(5)	0

$(10)	$0

Total Written Options	$(300)	$(256)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.162%	$1,400	$30	$(24)	$6	$0
JPM	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	1,100	(12)	20	8	0
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	200	(1)	2	1	0
Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.843	11,400	(145)	12	0	(133)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	500	1	3	4	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	1,200	(4)	15	11	0

Total Swap Agreements	$(131)	$28	$30	$(133)

(m)

Securities with an aggregate market value of $290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$4,918	$4,918
Corporate Bonds & Notes
Banking & Finance	0	1,095,504	0	1,095,504
Industrials	0	712,364	6,117	718,481
Utilities	0	231,294	0	231,294
Municipal Bonds & Notes
California	0	908	0	908
Georgia	0	8,584	0	8,584
Illinois	0	646	0	646
Massachusetts	0	308	0	308
New York	0	243	0	243
Ohio	0	7,885	0	7,885
U.S. Government Agencies	0	194,851	0	194,851
Non-Agency Mortgage-Backed Securities	0	37,023	0	37,023

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Asset-Backed Securities
Automobile Sequential	0	956	0	956
CMBS Other	0	3,191	0	3,191
Home Equity Sequential	0	24	0	24
Other ABS	0	35,436	1,200	36,636
Sovereign Issues	0	28,567	0	28,567
Common Stocks
Financials	0	0	8	8
Industrials	0	0	529	529
Convertible Preferred Securities
Banking & Finance	15,487	0	0	15,487
Preferred Securities
Banking & Finance	6,627	106,898	0	113,525
Industrials	0	1,233	0	1,233
Utilities	0	997	0	997
Short-Term Instruments
Mutual Funds	0	5,628	0	5,628
U.S. Treasury Bills	0	5,456	0	5,456

	$22,114	$2,477,996	$12,772	$2,512,882
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,123	$0	$0	$51,123

Total Investments	$73,237	$2,477,996	$12,772	$2,564,005

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,659	0	4,659
Over the counter	0	30	0	30

	$0	$4,689	$0	$4,689
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(787)	0	(787)
Over the counter	0	(389)	0	(389)

	$0	$(1,176)	$0	$(1,176)

Total Financial Derivative Instruments	$0	$3,513	$0	$3,513

Totals	$73,237	$2,481,509	$12,772	$2,567,518

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Castlelake LP 2.950% due 05/13/2031 «		$30,791	$29,085
Charter Communications Operating LLC 6.548% (TSFR3M + 2.250%) due 12/15/2031 ~		14,057	14,095
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(k)		8,700	8,700
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(k)	EUR	5,198	6,122
Project Hudson 7.730% due 05/29/2026 «		$12,500	12,682

Total Loan Participations and Assignments (Cost $71,378)			70,684

CORPORATE BONDS & NOTES 77.5%
BANKING & FINANCE 28.6%
ABN AMRO Bank NV 6.875% due 09/22/2031 •(h)(i)	EUR	1,200	1,519
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		$103,000	102,829
AerCap Ireland Capital DAC
3.000% due 10/29/2028		12,861	12,256
3.875% due 01/23/2028		150	147
4.625% due 10/15/2027		16,500	16,571
AIA Group Ltd. 3.200% due 09/16/2040		3,900	3,002
Aircastle Ltd.
2.850% due 01/26/2028		11,500	10,953
5.250% due 03/15/2030		1,600	1,614
6.500% due 07/18/2028		2,088	2,181
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		7,991	6,639
4.000% due 02/01/2050		2,300	1,695
4.850% due 04/15/2049		900	755
5.500% due 10/01/2035		10,900	11,029
Alleghany Corp. 4.900% due 09/15/2044		5,400	4,921
Ally Financial, Inc. 6.992% due 06/13/2029 •		3,400	3,580
American Assets Trust LP
3.375% due 02/01/2031		30,500	27,328
6.150% due 10/01/2034		8,800	8,800
American Express Co. 5.442% due 01/30/2036 •		20,900	21,343
American Financial Group, Inc. 4.500% due 06/15/2047		40,300	32,588
American Homes 4 Rent LP
2.375% due 07/15/2031		700	610
3.375% due 07/15/2051		10,700	7,088
3.625% due 04/15/2032		18,877	17,430
4.250% due 02/15/2028		7,483	7,441
4.300% due 04/15/2052		10,700	8,335
4.950% due 06/15/2030		1,200	1,213
5.250% due 03/15/2035		5,200	5,164
American Tower Corp.
1.875% due 10/15/2030		400	348
2.100% due 06/15/2030		17,600	15,640
2.950% due 01/15/2051 (l)		26,346	16,701
3.100% due 06/15/2050		14,059	9,230
3.125% due 01/15/2027		7,300	7,160
3.375% due 10/15/2026		2,666	2,633
3.600% due 01/15/2028		2,250	2,210
3.700% due 10/15/2049		7,300	5,341
3.800% due 08/15/2029		61,400	59,718
3.950% due 03/15/2029		25,300	24,777
4.050% due 03/15/2032		1,300	1,244
4.400% due 02/15/2026		3,100	3,096
5.250% due 07/15/2028		2,095	2,149
5.550% due 07/15/2033		15,600	16,099
5.650% due 03/15/2033		11,675	12,176
5.900% due 11/15/2033		22,000	23,229
AmFam Holdings, Inc.
2.805% due 03/11/2031		11,960	10,190

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

3.833% due 03/11/2051		10,315	6,538
Antares Holdings LP
2.750% due 01/15/2027		7,700	7,393
3.750% due 07/15/2027		18,400	17,697
3.950% due 07/15/2026		4,100	4,034
6.500% due 02/08/2029		10,000	10,135
7.950% due 08/11/2028		5,500	5,812
Aon North America, Inc. 5.750% due 03/01/2054		6,165	6,083
Apollo Debt Solutions BDC
6.550% due 03/15/2032		7,500	7,665
6.700% due 07/29/2031		15,000	15,592
6.900% due 04/13/2029		8,346	8,716
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	3,709
Arch Capital Group Ltd. 3.635% due 06/30/2050 (l)		23,025	16,802
Ares Capital Corp. 5.950% due 07/15/2029		3,740	3,828
Ares Finance Co. LLC
3.250% due 06/15/2030		6,400	5,958
3.650% due 02/01/2052		5,100	3,539
4.125% due 06/30/2051 •		12,400	12,143
Ares Management Corp.
5.600% due 10/11/2054		12,000	11,338
6.375% due 11/10/2028		34,300	36,372
Ares Strategic Income Fund
5.600% due 02/15/2030		4,800	4,788
6.200% due 03/21/2032		5,800	5,820
Arthur J Gallagher & Co. 3.500% due 05/20/2051		17,500	12,179
Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051		10,300	7,025
6.125% due 09/15/2028		8,400	8,834
Athene Global Funding
5.322% due 11/13/2031		12,000	12,105
5.516% due 03/25/2027		11,300	11,493
5.526% due 07/11/2031		14,400	14,721
5.583% due 01/09/2029		6,700	6,890
Augustar Life Insurance Co. 6.875% due 06/15/2042		400	366
Aviation Capital Group LLC
3.500% due 11/01/2027		2,050	1,999
6.250% due 04/15/2028		6,600	6,879
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		38,606	36,714
5.375% due 05/30/2030		5,400	5,503
5.500% due 01/15/2026		15,000	15,025
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,886
Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		15,000	15,648
7.883% due 11/15/2034 •		10,000	11,369
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		5,100	5,048
Banco Santander SA
3.306% due 06/27/2029		3,600	3,458
4.875% due 10/18/2031	EUR	4,300	5,497
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(i)		$7,500	7,704
Bank of America Corp.
2.299% due 07/21/2032 •		12,355	10,770
2.687% due 04/22/2032 •		10,000	8,977
2.972% due 07/21/2052 •		1,700	1,100
3.194% due 07/23/2030 •		30,600	29,133
3.311% due 04/22/2042 •		8,700	6,681
3.419% due 12/20/2028 •		81,151	79,339
3.593% due 07/21/2028 •		5,700	5,614
3.974% due 02/07/2030 •		14,862	14,631
4.083% due 03/20/2051 •		12,200	9,697
4.571% due 04/27/2033 •		88,000	86,623
5.080% due 01/20/2027 •		1,300	1,304
5.202% due 04/25/2029 •		4,825	4,932
5.288% due 04/25/2034 •		5,000	5,102
5.365% due 01/24/2031 ~		14,000	13,961
5.468% due 01/23/2035 •		22,300	22,918
5.511% due 01/24/2036 •		30,000	30,858
5.872% due 09/15/2034 •		2,521	2,661
Bank of America NA 6.000% due 10/15/2036		9,200	9,731
Barclays PLC
4.972% due 05/16/2029 •		24,214	24,472
5.088% due 06/20/2030 •		2,075	2,086
5.746% due 08/09/2033 •		2,400	2,489
5.851% due 03/21/2035 •	GBP	12,100	16,795
6.224% due 05/09/2034 •		$12,195	12,948

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

6.375% due 12/15/2025 •(h)(i)	GBP	4,000	5,503
6.692% due 09/13/2034 •		$13,720	14,984
7.437% due 11/02/2033 •		8,500	9,650
8.875% due 09/15/2027 •(h)(i)	GBP	1,347	1,951
9.250% due 09/15/2028 •(h)(i)		23,900	35,351
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(i)		$1,000	983
7.625% due 02/11/2035 •(i)		10,000	10,293
8.450% due 06/29/2038 •(i)		400	423
Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	7,286
3.850% due 03/15/2052		13,600	10,533
4.200% due 08/15/2048		13,700	11,507
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		245	228
BGC Group, Inc.
4.375% due 12/15/2025		6,100	6,082
6.150% due 04/02/2030		9,800	9,939
6.600% due 06/10/2029		3,500	3,629
8.000% due 05/25/2028		5,600	5,992
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		5,300	4,464
2.800% due 09/30/2050		10,500	6,371
3.200% due 01/30/2052		43,000	28,021
3.500% due 09/10/2049		5,500	3,812
4.000% due 10/02/2047		4,600	3,555
Blackstone Secured Lending Fund 2.750% due 09/16/2026		8,300	8,084
Block Financial LLC 2.500% due 07/15/2028		4,181	3,939
Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	25,586
4.125% due 10/07/2051		10,500	7,197
4.375% due 02/15/2032		11,000	10,276
6.250% due 04/18/2034		13,000	13,384
BNP Paribas SA
3.052% due 01/13/2031 •		10,700	9,958
3.132% due 01/20/2033 •(l)		12,400	11,045
5.125% due 01/13/2029 •		10,100	10,255
5.786% due 01/13/2033 •		9,400	9,785
7.375% due 06/11/2030 •(h)(i)	EUR	4,200	5,458
7.375% due 09/10/2034 •(h)(i)		$12,400	12,624
8.500% due 08/14/2028 •(h)(i)		5,400	5,724
BPCE SA
5.716% due 01/18/2030 •		4,200	4,325
5.936% due 05/30/2035 •		7,700	7,894
6.293% due 01/14/2036 •		16,450	17,283
7.003% due 10/19/2034 •		15,544	17,085
Brandywine Operating Partnership LP
3.950% due 11/15/2027		200	195
4.550% due 10/01/2029 (l)		5,400	5,090
Brighthouse Financial, Inc. 3.850% due 12/22/2051		13,100	8,448
Brookfield Capital Finance LLC 6.087% due 06/14/2033		10,000	10,585
Brookfield Finance LLC 3.450% due 04/15/2050		19,000	12,891
Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	10,119
3.625% due 02/15/2052		33,900	23,476
4.700% due 09/20/2047		34,350	29,360
5.813% due 03/03/2055		6,000	5,872
5.968% due 03/04/2054		32,700	32,665
Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	10,301
4.950% due 03/17/2052		14,800	12,823
5.550% due 06/23/2035		2,700	2,754
6.250% due 06/23/2055		4,300	4,437
Cantor Fitzgerald LP
4.500% due 04/14/2027		14,500	14,342
7.200% due 12/12/2028		15,000	15,929
Capital One Financial Corp. 5.268% due 05/10/2033 •		3,800	3,835
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	5,427
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,454
CBRE Services, Inc. 5.950% due 08/15/2034		10,000	10,534
Chubb INA Holdings LLC
2.850% due 12/15/2051		8,500	5,449
3.050% due 12/15/2061		10,748	6,641
CI Financial Corp.
3.200% due 12/17/2030		2,500	2,206
4.100% due 06/15/2051		38,200	27,184
7.500% due 05/30/2029		17,800	18,790

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Citadel Finance LLC 5.900% due 02/10/2030		22,200	22,420
Citadel LP
6.000% due 01/23/2030		2,200	2,276
6.375% due 01/23/2032		2,900	3,030
Citibank NA 5.570% due 04/30/2034		2,000	2,084
Citigroup, Inc.
3.200% due 10/21/2026		13,052	12,870
3.668% due 07/24/2028 •		10,000	9,846
4.075% due 04/23/2029 •		44,000	43,570
5.333% due 03/27/2036 •(l)		15,000	15,123
5.827% due 02/13/2035 •		13,400	13,678
CME Group, Inc. 4.150% due 06/15/2048		2,875	2,425
CNA Financial Corp.
5.125% due 02/15/2034		3,500	3,508
5.500% due 06/15/2033		7,400	7,596
Commonwealth Bank of Australia 3.784% due 03/14/2032 (i)		13,700	12,704
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		37,195	34,734
4.375% due 06/29/2027 •(h)(i)	EUR	21,400	25,170
4.625% due 12/29/2025 •(h)(i)		9,200	10,878
5.447% due 03/05/2030 •		$6,100	6,293
COPT Defense Properties LP
2.250% due 03/15/2026		3,600	3,532
2.900% due 12/01/2033		4,000	3,290
Corebridge Financial, Inc.
3.900% due 04/05/2032		18,900	17,753
4.350% due 04/05/2042		10,400	8,752
4.400% due 04/05/2052		45,700	36,585
6.375% due 09/15/2054 •(l)		7,000	6,994
6.875% due 12/15/2052 •		12,500	12,900
Corebridge Global Funding 4.900% due 01/07/2028		3,700	3,757
CoStar Group, Inc. 2.800% due 07/15/2030		11,400	10,318
Credit Agricole SA
5.862% due 01/09/2036 •		16,100	16,698
7.250% due 09/23/2028 •(h)(i)	EUR	35,700	45,391
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(k)		$6,900	6,946
6.740% due 03/20/2030 «(k)		8,200	8,290
Crown Castle, Inc.
2.100% due 04/01/2031		500	429
2.250% due 01/15/2031		5,253	4,572
3.100% due 11/15/2029		7,500	7,040
3.250% due 01/15/2051		22,025	14,378
3.800% due 02/15/2028		14,700	14,445
4.000% due 11/15/2049		39,410	29,066
4.300% due 02/15/2029		4,400	4,344
4.450% due 02/15/2026		13,095	13,081
4.750% due 05/15/2047		16,840	14,430
5.200% due 09/01/2034		17,324	17,172
5.200% due 02/15/2049		18,710	16,733
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		5,000	4,968
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(h)		8,400	8,497
Danske Bank AS 5.427% due 03/01/2028 •		2,100	2,137
Deutsche Bank AG
2.129% due 11/24/2026 •		12,200	12,078
3.729% due 01/14/2032 •		36,000	32,991
Digital Realty Trust LP 4.450% due 07/15/2028		9,100	9,107
DOC Dr. LLC 3.950% due 01/15/2028		7,900	7,833
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		36,000	32,068
EPR Properties
3.600% due 11/15/2031		2,700	2,454
3.750% due 08/15/2029		11,360	10,821
4.500% due 06/01/2027		9,325	9,282
4.750% due 12/15/2026		100	100
4.950% due 04/15/2028		14,200	14,178
Equinix Europe 2 Financing Corp. LLC 5.500% due 06/15/2034		250	256
Equinix, Inc.
3.000% due 07/15/2050		17,681	11,062
3.900% due 04/15/2032 (l)		48,565	46,022
Equitable Holdings, Inc.
4.350% due 04/20/2028		8,107	8,094
4.572% due 02/15/2029		6,032	6,026
5.000% due 04/20/2048		15,017	13,262

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

6.700% due 03/28/2055 •		13,000	13,343
Erste Group Bank AG
4.250% due 10/15/2027 •(h)(i)	EUR	8,000	9,285
8.500% due 10/15/2028 •(h)(i)(l)		1,200	1,587
Essential Properties LP 2.950% due 07/15/2031		$5,000	4,449
Essex Portfolio LP
2.550% due 06/15/2031		7,500	6,668
2.650% due 09/01/2050		11,800	6,987
3.625% due 05/01/2027		900	890
5.375% due 04/01/2035		8,000	8,123
5.500% due 04/01/2034		1,011	1,033
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		1,500	1,026
Extra Space Storage LP
2.350% due 03/15/2032		10,000	8,491
3.900% due 04/01/2029		2,900	2,841
F&G Global Funding 5.875% due 01/16/2030		5,000	5,145
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		7,200	7,165
4.850% due 04/17/2028		9,600	9,688
5.625% due 08/16/2032		7,450	7,658
6.000% due 12/07/2033		15,000	15,655
6.100% due 03/15/2055 (l)		19,700	19,314
6.350% due 03/22/2054		11,900	12,066
Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	17,690
7.000% due 10/15/2064 •		11,100	11,046
First American Financial Corp.
4.000% due 05/15/2030		3,300	3,164
5.450% due 09/30/2034		2,200	2,156
FMR LLC
5.150% due 02/01/2043		1,550	1,472
6.450% due 11/15/2039		500	553
6.500% due 12/14/2040		10,000	11,162
Ford Holdings LLC 9.300% due 03/01/2030		13,100	14,906
Ford Motor Credit Co. LLC
5.850% due 05/17/2027		5,000	5,040
5.918% due 03/20/2028		4,000	4,041
Franklin Resources, Inc. 2.950% due 08/12/2051		2,800	1,723
FS KKR Capital Corp.
3.125% due 10/12/2028		6,200	5,687
6.125% due 01/15/2030		8,000	7,949
6.875% due 08/15/2029		1,330	1,364
7.875% due 01/15/2029		15,000	15,836
GA Global Funding Trust
5.200% due 12/09/2031		4,000	4,009
5.400% due 01/13/2030		2,700	2,774
5.500% due 01/08/2029		4,200	4,307
5.900% due 01/13/2035		10,000	10,150
Global Atlantic Fin Co.
6.750% due 03/15/2054		1,810	1,856
7.950% due 06/15/2033		10,000	11,333
7.950% due 10/15/2054 •		5,500	5,740
GLP Capital LP
3.250% due 01/15/2032		13,000	11,452
4.000% due 01/15/2030		13,040	12,541
4.000% due 01/15/2031		3,100	2,925
5.300% due 01/15/2029		28,800	29,139
5.625% due 09/15/2034		19,234	19,177
5.750% due 06/01/2028		1,166	1,196
6.250% due 09/15/2054		15,000	14,655
6.750% due 12/01/2033		4,400	4,703
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		4,000	3,556
3.102% due 02/24/2033 •		1,700	1,531
3.436% due 02/24/2043 •		14,100	10,758
3.691% due 06/05/2028 •		14,644	14,442
4.411% due 04/23/2039 •		9,100	8,209
5.016% due 10/23/2035 •		50,000	49,416
5.049% due 07/23/2030 •		6,200	6,304
5.330% due 07/23/2035 •		17,724	17,886
5.536% due 01/28/2036 •		20,000	20,518
5.734% due 01/28/2056 •		30,800	30,823
6.750% due 10/01/2037		92,900	102,057
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		21,100	20,716
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	19,380
Goodman U.S. Finance Six LLC 5.125% due 10/07/2034		10,900	10,873
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	21,033

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		3,200	2,557
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		7,903	6,572
HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		16,600	16,611
6.750% due 07/15/2035		15,100	15,381
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	6,582
Hardwood Funding LLC
4.840% due 06/07/2028 «(k)		2,600	2,615
4.980% due 06/07/2030 «(k)		1,700	1,717
5.160% due 06/07/2032 «(k)		4,200	4,250
Hartford Insurance Group, Inc.
3.600% due 08/19/2049		600	441
6.713% due 02/12/2047 •		3,600	3,354
Healthpeak OP LLC
5.375% due 02/15/2035		15,000	15,147
6.750% due 02/01/2041		3,500	3,860
High Street Funding Trust 4.682% due 02/15/2048		8,800	7,534
Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,337
4.200% due 04/15/2029		2,198	2,138
7.650% due 02/01/2034		2,200	2,489
Horizon Mutual Holdings, Inc. 6.200% due 11/15/2034		18,000	17,729
Host Hotels & Resorts LP 5.700% due 07/01/2034		25	25
HPS Corporate Lending Fund 5.950% due 04/14/2032		10,000	9,954
HSBC Holdings PLC
2.804% due 05/24/2032 •		46,910	41,692
4.583% due 06/19/2029 •		3,050	3,055
5.402% due 08/11/2033 •		500	513
5.450% due 03/03/2036 •		15,900	15,994
5.875% due 09/28/2026 •(h)(i)	GBP	17,200	23,638
6.500% due 03/23/2028 •(h)(i)(l)		$17,900	18,059
6.500% due 09/15/2037		18,115	19,232
6.800% due 06/01/2038		4,300	4,665
7.000% due 04/07/2038	GBP	1,900	2,767
7.625% due 05/17/2032		$11,347	12,492
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	6,221
3.950% due 11/01/2027		4,100	3,934
4.650% due 04/01/2029 (l)		7,637	6,868
5.950% due 02/15/2028		2,400	2,342
ING Groep NV 5.550% due 03/19/2035 •		13,696	14,030
Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,544
4.600% due 03/15/2033		17,886	17,836
Intesa Sanpaolo SpA
6.625% due 06/20/2033		15,000	16,293
7.778% due 06/20/2054 •		26,000	29,196
7.800% due 11/28/2053		34,100	39,908
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	3,067
2.700% due 01/15/2034		7,800	6,450
4.150% due 04/15/2032		14,500	13,735
4.875% due 02/01/2035		2,600	2,520
5.450% due 08/15/2030		4,400	4,559
5.500% due 08/15/2033		2,200	2,235
JAB Holdings BV
2.200% due 11/23/2030		1,571	1,356
3.750% due 05/28/2051		5,200	3,437
4.500% due 04/08/2052		60,700	46,158
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		22,200	23,205
JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	11,008
2.739% due 10/15/2030 •		20,175	18,816
2.963% due 01/25/2033 •		31,000	27,872
3.509% due 01/23/2029 •		12,100	11,854
3.702% due 05/06/2030 •		5,000	4,867
3.897% due 01/23/2049 •		4,720	3,731
4.005% due 04/23/2029 •		12,113	12,009
4.586% due 04/26/2033 •		23,000	22,771
4.946% due 10/22/2035 •		13,500	13,364
4.995% due 07/22/2030 •		7,300	7,435
5.012% due 01/23/2030 •		30,500	31,068
5.294% due 07/22/2035 •		12,300	12,522
5.336% due 01/23/2035 •		15,000	15,360
5.350% due 06/01/2034 •		33,100	34,065
5.502% due 01/24/2036 •		15,600	16,074
5.534% due 11/29/2045 •		40,340	40,457

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.572% due 04/22/2036 •		10,000	10,367
5.581% due 04/22/2030 •		5,300	5,504
5.766% due 04/22/2035 •		9,460	9,942
6.087% due 10/23/2029 •		3,356	3,528
6.254% due 10/23/2034 •		11,400	12,395
JPMorgan Chase Bank NA 5.110% due 12/08/2026		10,000	10,130
KBC Group NV
6.250% due 09/17/2031 •(h)(i)	EUR	600	727
8.000% due 09/05/2028 •(h)(i)		2,400	3,137
Kilroy Realty LP
2.650% due 11/15/2033		$15,850	12,459
3.050% due 02/15/2030		1,500	1,358
4.250% due 08/15/2029 (l)		12,400	11,991
4.750% due 12/15/2028		2,000	1,986
6.250% due 01/15/2036		3,300	3,292
KKR Financial Holdings LLC 5.400% due 05/23/2033		15,900	15,318
KKR Group Finance Co. LLC
3.500% due 08/25/2050		43,777	29,991
3.625% due 02/25/2050		26,000	18,320
Ladder Capital Finance Holdings LLLP 5.500% due 08/01/2030 (b)		1,400	1,410
Lazard Group LLC
4.500% due 09/19/2028		400	399
6.000% due 03/15/2031		4,000	4,202
Legg Mason, Inc. 5.625% due 01/15/2044 (l)		18,493	18,346
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	13,673
4.300% due 02/01/2061		14,500	8,787
Lloyds Bank PLC 0.000% due 04/02/2032 þ		10,000	7,259
Lloyds Banking Group PLC
4.550% due 08/16/2028		20,200	20,272
5.590% due 11/26/2035 •		14,500	14,756
5.679% due 01/05/2035 •(l)		11,629	11,942
8.000% due 09/27/2029 •(h)(i)		750	793
8.500% due 09/27/2027 •(h)(i)	GBP	4,600	6,634
LPL Holdings, Inc. 5.750% due 06/15/2035		$19,800	20,040
LSEGA Financing PLC 3.200% due 04/06/2041		2,700	2,070
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	2,453
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$4,900	4,033
4.350% due 01/30/2047		4,800	4,068
4.900% due 03/15/2049		5,200	4,703
5.000% due 03/15/2035		10,000	10,002
5.350% due 11/15/2044		20,000	19,681
5.400% due 03/15/2055		34,900	33,662
5.450% due 03/15/2053		10,800	10,511
5.700% due 09/15/2053 (l)		20,000	20,107
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,396
4.900% due 04/01/2077		4,800	3,955
5.077% due 02/15/2069 •		27,500	24,468
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		7,100	7,054
6.100% due 06/11/2055 •		15,000	15,008
Mercury General Corp. 4.400% due 03/15/2027		4,495	4,461
MetLife, Inc.
6.350% due 03/15/2055 •		15,100	15,533
9.250% due 04/08/2068		51,066	60,699
10.750% due 08/01/2069		5,132	6,879
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	12,350
2.309% due 07/20/2032 •		3,000	2,615
3.751% due 07/18/2039		1,200	1,035
4.315% due 04/19/2033 •		25,000	24,086
5.133% due 07/20/2033 •		17,300	17,523
5.441% due 02/22/2034 •		11,600	11,946
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	16,104
2.172% due 05/22/2032 •		6,556	5,671
2.201% due 07/10/2031 •		9,800	8,730
5.422% due 05/13/2036 •		10,000	10,126
Morgan Stanley
0.000% due 04/02/2032 þ(k)		62,100	43,107
2.239% due 07/21/2032 •		28,500	24,687
2.943% due 01/21/2033 •		5,200	4,642
3.217% due 04/22/2042 •		15,200	11,540
4.654% due 10/18/2030 •		14,800	14,831
4.889% due 07/20/2033 •		2,700	2,704

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.042% due 07/19/2030 •	3,400	3,458
5.250% due 04/21/2034 •	6,500	6,615
5.297% due 04/20/2037 •	31,519	31,414
5.320% due 07/19/2035 •	18,000	18,227
5.424% due 07/21/2034 •	11,400	11,682
5.466% due 01/18/2035 •	8,373	8,569
5.587% due 01/18/2036 •	15,600	16,020
5.656% due 04/18/2030 •	1,900	1,974
5.664% due 04/17/2036 •	8,000	8,293
5.831% due 04/19/2035 •	10,000	10,481
5.948% due 01/19/2038 •	4,400	4,528
6.627% due 11/01/2034 •	8,255	9,103
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028	3,100	3,189
Mutual of Omaha Insurance Co. 6.144% due 01/16/2064 •	25,000	24,972
National Health Investors, Inc. 3.000% due 02/01/2031	10,600	9,413
Nationwide Building Society
4.302% due 03/08/2029 •	1,500	1,491
6.557% due 10/18/2027 •	10,755	11,029
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	10,000	7,477
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	2,250	1,735
9.375% due 08/15/2039	32,300	42,660
NatWest Group PLC
4.600% due 06/28/2031 •(h)(i)(l)	19,400	17,080
5.076% due 01/27/2030 •	42,350	42,983
5.778% due 03/01/2035 •	10,453	10,860
7.300% due 11/19/2034 •(h)(i)	10,000	9,956
8.125% due 11/10/2033 •(h)(i)	5,000	5,406
Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	6,195
4.875% due 04/15/2045	13,688	11,720
New York Life Insurance Co.
4.450% due 05/15/2069	16,700	13,016
6.750% due 11/15/2039	4,260	4,806
Newmark Group, Inc. 7.500% due 01/12/2029	3,300	3,493
Nippon Life Insurance Co. 2.750% due 01/21/2051 •	36,900	32,158
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026	39,200	38,244
2.750% due 03/09/2028	9,503	8,682
NLG Global Funding 5.400% due 01/23/2030	6,100	6,283
Nomura Holdings, Inc.
2.172% due 07/14/2028	11,600	10,832
2.608% due 07/14/2031	12,400	10,950
2.679% due 07/16/2030	11,200	10,165
2.999% due 01/22/2032	14,100	12,493
3.103% due 01/16/2030	2,200	2,056
5.591% due 07/02/2027 ~	3,800	3,827
5.842% due 01/18/2028	12,400	12,790
6.181% due 01/18/2033	30,000	31,972
Nordea Bank Abp 3.750% due 03/01/2029 •(h)(i)	2,500	2,251
Norinchukin Bank 5.094% due 10/16/2029	2,400	2,436
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051	31,400	21,751
3.625% due 09/30/2059	62,990	42,898
3.850% due 09/30/2047	10,340	7,919
6.063% due 03/30/2040	1	1
6.170% due 05/29/2055	7,000	7,316
Old Republic International Corp. 3.850% due 06/11/2051	37,900	26,956
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	458
3.625% due 10/01/2029	4,000	3,810
4.750% due 01/15/2028	7,000	7,035
5.250% due 01/15/2026	10,061	10,067
Omnis Funding Trust 6.722% due 05/15/2055	10,000	10,370
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050	5,400	4,161
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027	3,900	3,856
Pacific Life Insurance Co. 9.250% due 06/15/2039	63,816	87,047
Pacific LifeCorp 3.350% due 09/15/2050	5,700	3,858
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)	17,987	12,800

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Paychex, Inc.
5.350% due 04/15/2032	2,556	2,626
5.600% due 04/15/2035	948	980
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	26,087
7.625% due 06/15/2040	32,535	37,303
Phillips Edison Grocery Center Operating Partnership LP
5.250% due 08/15/2032	2,900	2,929
5.750% due 07/15/2034	5,300	5,455
Pine Street Trust 5.568% due 02/15/2049	23,800	21,760
Pinnacol Assurance 8.625% due 06/25/2034 «(k)	24,000	26,408
Popular, Inc. 7.250% due 03/13/2028	14,700	15,629
Progressive Corp.
3.700% due 03/15/2052	4,500	3,360
4.125% due 04/15/2047	1,700	1,400
Prologis LP
5.000% due 03/15/2034	1,400	1,404
5.000% due 01/31/2035	500	500
5.250% due 03/15/2054	781	734
Prologis Targeted U.S. Logistics Fund LP 5.250% due 01/15/2035	3,500	3,518
Protective Life Global Funding
5.432% due 01/14/2032	20,000	20,670
5.467% due 12/08/2028	2,000	2,070
Rayonier LP 2.750% due 05/17/2031	7,500	6,637
Realty Income Corp.
2.700% due 02/15/2032	11,400	10,056
3.200% due 02/15/2031	6,700	6,228
3.400% due 01/15/2028	1,265	1,242
3.400% due 01/15/2030	1,725	1,652
3.950% due 08/15/2027	3,316	3,299
4.450% due 09/15/2026	2,350	2,352
Regency Centers LP
4.125% due 03/15/2028	1,100	1,097
4.400% due 02/01/2047	4,200	3,510
4.650% due 03/15/2049	1,500	1,303
Rexford Industrial Realty LP 2.125% due 12/01/2030	11,800	10,271
RGA Global Funding
5.250% due 01/09/2030	6,900	7,084
5.500% due 01/11/2031	4,500	4,645
6.000% due 11/21/2028	3,000	3,149
Sabra Health Care LP
3.200% due 12/01/2031	7,659	6,829
3.900% due 10/15/2029	3,368	3,207
5.125% due 08/15/2026	1,600	1,601
Sammons Financial Group, Inc.
3.350% due 04/16/2031	18,300	16,812
6.875% due 04/15/2034	8,000	8,585
Santander Holdings USA, Inc.
4.400% due 07/13/2027	3,080	3,076
5.473% due 03/20/2029 •	4,100	4,170
5.741% due 03/20/2031 •	3,200	3,286
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	15,324
3.823% due 11/03/2028 •	47,925	46,979
4.858% due 09/11/2030 •	5,680	5,675
5.694% due 04/15/2031 •	8,900	9,183
SBA Tower Trust 2.328% due 07/15/2052	10,300	9,744
Selective Insurance Group, Inc.
5.375% due 03/01/2049	8,800	7,912
5.900% due 04/15/2035	600	614
Sixth Street Lending Partners 5.750% due 01/15/2030	11,300	11,333
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028	4,200	3,937
Societe Generale SA 6.221% due 06/15/2033 •(l)	10,500	10,848
Standard Chartered PLC
3.265% due 02/18/2036 •	15,500	13,988
3.603% due 01/12/2033 •	3,200	2,908
Stifel Financial Corp. 4.000% due 05/15/2030	5,600	5,386
Store Capital LLC
2.750% due 11/18/2030	1,900	1,678
5.400% due 04/30/2030	5,000	5,068
Sumitomo Life Insurance Co. 3.375% due 04/15/2081 •	16,300	14,710
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030	37,100	33,163
3.040% due 07/16/2029	7,000	6,637

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.424% due 07/09/2031		34,930	36,262
5.558% due 07/09/2034		20,100	20,764
5.710% due 01/13/2030		14,600	15,323
5.808% due 09/14/2033 (l)		6,800	7,219
Sun Communities Operating LP 2.700% due 07/15/2031		6,800	6,030
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(h)(i)(l)		6,000	5,524
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	20,118
4.270% due 05/15/2047		11,300	9,213
4.900% due 09/15/2044		18,400	16,559
6.850% due 12/16/2039		5,129	5,790
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	279	394
Thames SSNM 9.750% due 10/10/2027 «		1,010	1,296
Toronto-Dominion Bank 8.125% due 10/31/2082 •(i)		$20,000	20,938
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		7,933	9,974
Travelers Cos., Inc. 4.050% due 03/07/2048		4,000	3,202
Truist Financial Corp. 6.123% due 10/28/2033 •		12,000	12,759
Trust Fibra Uno
6.390% due 01/15/2050		23,500	19,648
6.950% due 01/30/2044		25,270	22,497
7.375% due 02/13/2034		2,900	2,955
Trustage Financial Group, Inc. 4.625% due 04/15/2032		54,700	51,857
UBS AG 7.500% due 02/15/2028		34,800	37,550
UBS Group AG
2.746% due 02/11/2033 •		10,900	9,513
3.091% due 05/14/2032 •		57,529	52,238
3.179% due 02/11/2043 •		1,100	807
3.869% due 01/12/2029 •		6,450	6,352
4.125% due 09/24/2025		400	399
4.125% due 04/15/2026		34,600	34,507
4.194% due 04/01/2031 •		2,250	2,204
4.282% due 01/09/2028		13,400	13,344
4.550% due 04/17/2026		13,000	13,004
4.875% due 02/12/2027 •(h)(i)		7,400	7,216
4.988% due 08/05/2033 •		5,000	4,986
5.379% due 09/06/2045 •		15,000	14,470
5.617% due 09/13/2030 •		1,200	1,246
5.699% due 02/08/2035 •		11,400	11,846
5.959% due 01/12/2034 •		40,000	42,124
6.301% due 09/22/2034 •		12,900	13,859
6.537% due 08/12/2033 •		38,750	42,162
6.850% due 09/10/2029 •(h)(i)		8,500	8,559
7.000% due 02/10/2030 •(h)(i)		17,000	16,954
7.125% due 08/10/2034 •(h)(i)		7,700	7,688
9.250% due 11/13/2028 •(h)(i)		19,900	21,770
9.250% due 11/13/2033 •(h)(i)		7,000	8,112
UDR, Inc. 3.500% due 07/01/2027		3,323	3,278
Unum Group
4.046% due 08/15/2041		15,000	11,996
6.000% due 06/15/2054		3,800	3,753
VICI Properties LP
4.125% due 08/15/2030		4,633	4,449
4.750% due 04/01/2028		1,200	1,210
5.125% due 11/15/2031		3,200	3,206
5.125% due 05/15/2032		11,100	11,066
5.625% due 04/01/2035		11,500	11,610
5.625% due 05/15/2052		24,400	22,557
5.750% due 04/01/2034		2,400	2,455
6.125% due 04/01/2054		4,000	3,937
Voya Financial, Inc.
4.700% due 01/23/2048 •		6,800	6,529
5.000% due 09/20/2034		5,200	5,085
W.R. Berkley Corp. 4.000% due 05/12/2050		4,900	3,744
Wells Fargo & Co.
2.393% due 06/02/2028 •		9,300	8,964
2.572% due 02/11/2031 •		16,817	15,410
2.879% due 10/30/2030 •		30,900	28,878
3.000% due 04/22/2026		2,000	1,978
3.584% due 05/22/2028 •		21,300	20,980
4.611% due 04/25/2053 •		64,700	55,178
5.211% due 12/03/2035 •		47,750	47,953
5.420% due 04/22/2028 ~		13,700	13,797
5.557% due 07/25/2034 •		63,737	65,802

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Wells Fargo Bank NA
5.850% due 02/01/2037		5,901	6,124
5.950% due 08/26/2036		800	838
6.600% due 01/15/2038		22,877	25,333
Welltower OP LLC
4.500% due 07/01/2030		11,500	11,559
5.125% due 07/01/2035		11,700	11,750
6.500% due 03/15/2041		29,850	32,946
Weyerhaeuser Co.
6.875% due 12/15/2033		14,477	16,007
6.950% due 10/01/2027		4,500	4,736
7.375% due 03/15/2032		39,647	44,789
Willis North America, Inc.
3.875% due 09/15/2049		13,550	10,014
5.350% due 05/15/2033		3,944	4,046

			7,461,816

INDUSTRIALS 32.4%
7-Eleven, Inc. 2.800% due 02/10/2051		15,352	9,105
AbbVie, Inc.
4.250% due 11/21/2049		8,499	7,006
4.300% due 05/14/2036		20,236	19,094
4.400% due 11/06/2042		40,050	35,235
4.450% due 05/14/2046		33,700	29,030
4.500% due 05/14/2035		20,877	20,180
4.550% due 03/15/2035		1,697	1,648
4.700% due 05/14/2045		12,000	10,765
4.850% due 06/15/2044		36,900	34,001
5.200% due 03/15/2035		10,900	11,141
5.400% due 03/15/2054		6,800	6,617
5.500% due 03/15/2064		6,800	6,600
5.600% due 03/15/2055		14,000	14,018
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		7,900	7,073
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		4,185	3,753
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		17,500	15,983
Advocate Health & Hospitals Corp. 2.211% due 06/15/2030		11,150	10,092
AEP Transmission Co. LLC
2.750% due 08/15/2051		5,402	3,315
3.150% due 09/15/2049		6,000	4,027
3.650% due 04/01/2050		2,700	1,986
4.250% due 09/15/2048		1,474	1,182
5.400% due 03/15/2053		11,300	10,901
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	4,600	4,975
Aetna, Inc. 4.750% due 03/15/2044		$50	43
Air Canada Pass-Through Trust 5.250% due 10/01/2030		4,529	4,577
Aker BP ASA 5.800% due 10/01/2054		9,900	9,035
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029 (l)		12,816	12,837
Alcon Finance Corp. 3.000% due 09/23/2029		500	471
Alphabet, Inc.
5.250% due 05/15/2055		4,700	4,632
5.300% due 05/15/2065		5,000	4,900
Amazon.com, Inc.
2.700% due 06/03/2060		2,769	1,592
3.100% due 05/12/2051		18,352	12,383
3.250% due 05/12/2061		40,500	26,378
4.100% due 04/13/2062		10,000	7,848
4.250% due 08/22/2057		19,550	16,018
American Airlines Pass-Through Trust
2.875% due 01/11/2036		18,358	16,211
3.000% due 04/15/2030		419	397
3.150% due 08/15/2033		6,300	5,799
3.200% due 12/15/2029		5,266	5,054
3.350% due 04/15/2031		3,106	2,960
3.375% due 11/01/2028		5,195	5,067
3.500% due 08/15/2033		2,842	2,574
3.575% due 07/15/2029		5,897	5,719
3.600% due 03/22/2029		5,815	5,663
3.600% due 04/15/2031		2,395	2,214
3.650% due 02/15/2029		1,968	1,906
3.700% due 04/01/2028		5,043	4,956
American Medical Systems Europe BV
3.000% due 03/08/2031	EUR	5,600	6,591
3.250% due 03/08/2034		5,600	6,521

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Amgen, Inc.
2.800% due 08/15/2041		$3,700	2,681
3.375% due 02/21/2050		4,690	3,302
4.663% due 06/15/2051		144,713	124,005
4.950% due 10/01/2041		4,650	4,274
5.250% due 03/02/2033 (l)		27,706	28,381
5.600% due 03/02/2043		7,511	7,456
5.650% due 03/02/2053		41,914	40,953
5.750% due 03/02/2063		35,790	34,821
Amrize Finance U.S. LLC 4.750% due 09/22/2046		2,400	2,039
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		9,100	8,691
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		83,970	81,970
4.900% due 02/01/2046		105,682	96,950
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046		320	292
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		2,250	2,124
5.450% due 01/23/2039		3,150	3,206
5.800% due 01/23/2059		26,901	27,576
Apple, Inc.
2.800% due 02/08/2061		7,100	4,202
2.850% due 08/05/2061		8,400	5,039
2.950% due 09/11/2049		20,600	13,838
3.750% due 09/12/2047		21,600	17,057
3.850% due 08/04/2046		53,395	43,252
4.850% due 05/10/2053 (l)		8,000	7,634
Aptiv Swiss Holdings Ltd. 5.400% due 03/15/2049		10,000	8,598
Arrow Electronics, Inc. 2.950% due 02/15/2032		600	527
Ashtead Capital, Inc. 5.800% due 04/15/2034		14,400	14,745
Astrazeneca Finance LLC 5.000% due 02/26/2034		21,311	21,734
AstraZeneca PLC 4.375% due 11/16/2045		1,400	1,219
Bacardi Ltd.
5.150% due 05/15/2038		22,540	20,857
5.300% due 05/15/2048		21,150	18,659
BAE Systems PLC 3.000% due 09/15/2050		5,300	3,460
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		15,000	10,291
Barrick North America Finance LLC 5.700% due 05/30/2041		4,768	4,793
Bayer U.S. Finance LLC
4.200% due 07/15/2034		14,484	13,139
4.375% due 12/15/2028		5,700	5,648
4.400% due 07/15/2044		4,000	3,125
4.625% due 06/25/2038		2,400	2,124
4.875% due 06/25/2048		24,000	19,688
6.250% due 01/21/2029		400	420
6.375% due 11/21/2030		6,400	6,803
6.500% due 11/21/2033		21,900	23,492
6.875% due 11/21/2053 (l)		12,600	13,390
Becton Dickinson & Co.
3.794% due 05/20/2050		17,200	12,825
5.110% due 02/08/2034		6,646	6,665
Becton Dickinson Euro Finance SARL 4.029% due 06/07/2036	EUR	6,200	7,433
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		$14,000	8,658
BHP Billiton Finance USA Ltd.
5.000% due 02/21/2030		1,320	1,353
5.250% due 09/08/2033		1,500	1,537
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		5,527	5,085
Biogen, Inc. 3.250% due 02/15/2051		7,181	4,588
BMW U.S. Capital LLC
5.050% due 03/21/2030		5,300	5,399
5.185% due 03/19/2027 ~		3,300	3,303
5.326% due 03/21/2028 ~		6,000	5,986
Boeing Co.
3.250% due 02/01/2035		2,255	1,901
3.600% due 05/01/2034		8,470	7,469
3.625% due 02/01/2031		1,700	1,602
3.650% due 03/01/2047		1,945	1,360
3.750% due 02/01/2050		3,200	2,262
3.825% due 03/01/2059		4,515	3,049
3.950% due 08/01/2059		9,500	6,501
5.040% due 05/01/2027		8,000	8,063
5.705% due 05/01/2040		63,800	63,074

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.805% due 05/01/2050	115,490	110,862
5.930% due 05/01/2060	107,500	102,280
6.259% due 05/01/2027	3,600	3,705
6.528% due 05/01/2034	14,500	15,764
6.858% due 05/01/2054	460	504
7.008% due 05/01/2064	2,000	2,199
Booz Allen Hamilton, Inc.
5.950% due 08/04/2033	5,900	6,064
5.950% due 04/15/2035	5,200	5,290
Boston Scientific Corp.
6.500% due 11/15/2035	43,837	49,191
7.375% due 01/15/2040	42,000	50,955
BP Capital Markets America, Inc. 4.893% due 09/11/2033	57,779	57,941
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	8,400	6,125
4.250% due 10/26/2049	9,728	7,893
4.350% due 11/15/2047	2,884	2,403
5.550% due 02/22/2054	11,500	11,227
5.650% due 02/22/2064	28,925	28,109
British Airways Pass-Through Trust
3.300% due 06/15/2034	17,224	16,039
3.350% due 12/15/2030	1,120	1,072
4.250% due 05/15/2034	2,575	2,476
Broadcom, Inc.
2.600% due 02/15/2033	42,501	36,367
3.137% due 11/15/2035	57,112	48,193
3.419% due 04/15/2033	23,395	21,225
3.469% due 04/15/2034	52,213	46,661
3.500% due 02/15/2041	22,400	17,764
4.150% due 11/15/2030	918	904
4.150% due 04/15/2032	44,100	42,520
4.300% due 11/15/2032	21,250	20,620
5.150% due 11/15/2031	1,600	1,647
5.200% due 04/15/2032	10,000	10,288
Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	27,000	23,820
4.450% due 01/15/2053	4,909	4,149
5.200% due 04/15/2054	47,583	45,087
5.500% due 03/15/2055	16,700	16,556
Cameron LNG LLC
3.402% due 01/15/2038	26,700	22,816
3.701% due 01/15/2039	1,430	1,224
Canadian Pacific Railway Co.
3.000% due 12/02/2041	12,500	9,097
4.300% due 05/15/2043	5,000	4,306
4.700% due 05/01/2048	17,700	15,653
4.950% due 08/15/2045	24,795	22,610
6.125% due 12/31/2099	51,558	52,593
CDW LLC
3.569% due 12/01/2031	11,800	10,869
5.550% due 08/22/2034	16,600	16,575
Centene Corp.
2.450% due 07/15/2028	25,913	24,081
2.500% due 03/01/2031	4,178	3,600
2.625% due 08/01/2031	1,487	1,275
3.000% due 10/15/2030	165	148
3.375% due 02/15/2030	1,238	1,141
4.625% due 12/15/2029	3,300	3,212
CF Industries, Inc. 5.150% due 03/15/2034	20,966	20,894
Charter Communications Operating LLC
3.500% due 06/01/2041	15,877	11,526
3.500% due 03/01/2042	13,700	9,775
3.700% due 04/01/2051	7,000	4,666
3.850% due 04/01/2061	94,400	60,532
3.900% due 06/01/2052	22,775	15,644
4.400% due 12/01/2061	65,700	46,105
4.800% due 03/01/2050	37,000	29,625
5.050% due 03/30/2029	8	8
5.125% due 07/01/2049	39,500	32,868
5.250% due 04/01/2053 (l)	24,971	21,229
6.484% due 10/23/2045	19	19
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	17,110
3.700% due 11/15/2029	5,000	4,825
Cheniere Energy Partners LP
5.550% due 10/30/2035 (b)	13,600	13,712
5.750% due 08/15/2034	17,855	18,346
5.950% due 06/30/2033	15,570	16,260
Cheniere Energy, Inc. 5.650% due 04/15/2034	8,400	8,607
Cisco Systems, Inc. 5.350% due 02/26/2064	300	290
Coca-Cola Co.
2.500% due 03/15/2051	19,600	11,779

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

2.600% due 06/01/2050	427	263
2.750% due 06/01/2060	7,500	4,473
5.300% due 05/13/2054	400	389
5.400% due 05/13/2064	975	952
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	11,654
Comcast Corp.
2.650% due 08/15/2062	18,400	9,627
2.800% due 01/15/2051	250	150
2.887% due 11/01/2051	1,879	1,145
2.937% due 11/01/2056	126,148	74,134
3.200% due 07/15/2036	1,027	860
3.250% due 11/01/2039	200	157
3.450% due 02/01/2050	20,000	13,725
3.969% due 11/01/2047	34,422	26,563
3.999% due 11/01/2049	98,621	75,022
4.000% due 03/01/2048	12,260	9,475
5.500% due 05/15/2064	169	158
CommonSpirit Health
3.347% due 10/01/2029	10,000	9,569
4.187% due 10/01/2049	2,100	1,623
ConocoPhillips Co. 5.650% due 01/15/2065	2,700	2,572
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,502
4.500% due 05/09/2047	8,100	6,758
4.750% due 05/09/2032	2,761	2,745
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033 «(k)	9,909	10,061
Corning, Inc. 5.450% due 11/15/2079	5,155	4,737
Cox Communications, Inc.
4.500% due 06/30/2043	21,841	17,352
4.700% due 12/15/2042	4,070	3,280
4.800% due 02/01/2035	13,000	12,161
5.800% due 12/15/2053	19,854	18,073
CSL Finance PLC
4.750% due 04/27/2052	12,170	10,449
4.950% due 04/27/2062	9,200	7,870
CVS Health Corp.
3.750% due 04/01/2030	4,900	4,702
4.125% due 04/01/2040	4,543	3,808
5.050% due 03/25/2048	32,000	27,658
5.125% due 07/20/2045	2,275	2,016
5.250% due 02/21/2033	3,000	3,021
5.300% due 12/05/2043	7,100	6,452
5.625% due 02/21/2053	18,200	16,847
5.875% due 06/01/2053	4,600	4,398
6.000% due 06/01/2063	2,200	2,105
CVS Pass-Through Trust
4.163% due 08/11/2036	6,940	6,422
5.773% due 01/10/2033	802	808
5.880% due 01/10/2028	1,184	1,200
5.926% due 01/10/2034	19,455	19,657
6.036% due 12/10/2028	626	635
6.943% due 01/10/2030	15,456	15,958
7.507% due 01/10/2032	46,490	48,699
8.353% due 07/10/2031	8,602	9,336
Daimler Truck Finance North America LLC
2.375% due 12/14/2028	7,000	6,535
2.500% due 12/14/2031	4,204	3,650
DCP Midstream Operating LP 3.250% due 02/15/2032	5,612	4,963
Dell International LLC
3.450% due 12/15/2051	6,952	4,769
4.900% due 10/01/2026	13,398	13,461
5.300% due 10/01/2029	10,602	10,914
6.020% due 06/15/2026	23,645	23,873
8.100% due 07/15/2036	129	156
Delta Air Lines, Inc.
3.750% due 10/28/2029	30,563	29,226
4.750% due 10/20/2028	2,150	2,156
7.375% due 01/15/2026	35,442	35,962
Deutsche Telekom International Finance BV 8.750% due 06/15/2030	295	348
Devon Energy Corp.
5.750% due 09/15/2054	2,000	1,802
7.950% due 04/15/2032	5,535	6,363
Diamondback Energy, Inc.
4.250% due 03/15/2052	7,100	5,349
5.550% due 04/01/2035	9,065	9,168
5.750% due 04/18/2054	13,100	12,173
5.900% due 04/18/2064	4,000	3,706
DT Midstream, Inc.
4.300% due 04/15/2032	17,400	16,293
5.800% due 12/15/2034	5,984	6,099

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Eastern Energy Gas Holdings LLC
5.650% due 10/15/2054	7,200	6,891
6.200% due 01/15/2055	5,000	5,175
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,461
4.800% due 11/01/2043	800	695
Ecopetrol SA 7.375% due 09/18/2043 (l)	25,700	21,429
El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	8,837
8.375% due 06/15/2032	25,670	30,187
Elevance Health, Inc.
3.600% due 03/15/2051	1,350	951
3.700% due 09/15/2049	5,640	4,053
4.375% due 12/01/2047	30,200	24,705
4.550% due 03/01/2048	7,500	6,264
4.550% due 05/15/2052	12,100	9,904
4.625% due 05/15/2042	7,700	6,759
5.100% due 01/15/2044	13,244	12,237
5.125% due 02/15/2053	2,000	1,788
5.200% due 02/15/2035	7,700	7,784
5.650% due 06/15/2054	2,500	2,405
5.700% due 02/15/2055	7,400	7,176
5.850% due 11/01/2064	10,000	9,718
6.100% due 10/15/2052	1,900	1,938
Eli Lilly & Co.
4.600% due 08/14/2034	776	769
5.050% due 08/14/2054	49,500	46,502
5.200% due 08/14/2064	4,370	4,141
Embotelladora Andina SA 3.950% due 01/21/2050	3,600	2,713
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,895
7.375% due 10/15/2045	19,892	22,817
Enbridge, Inc.
2.500% due 08/01/2033	19,815	16,474
3.400% due 08/01/2051	29,500	19,518
4.500% due 06/10/2044	10,948	8,983
5.625% due 04/05/2034	6,930	7,123
5.700% due 03/08/2033 (l)	35,700	37,030
5.950% due 04/05/2054	4,100	4,061
6.700% due 11/15/2053	20,000	21,653
Energy Transfer LP
4.900% due 03/15/2035	14,773	14,138
4.950% due 01/15/2043	27,800	23,792
5.000% due 05/15/2044	44,517	38,555
5.000% due 05/15/2050	5,300	4,434
5.150% due 02/01/2043	26,785	23,466
5.150% due 03/15/2045	42,386	37,391
5.300% due 04/01/2044	12,314	11,042
5.300% due 04/15/2047	22,750	20,086
5.350% due 05/15/2045	20,088	18,109
5.400% due 10/01/2047	5,038	4,491
5.550% due 05/15/2034	5,600	5,672
5.950% due 05/15/2054	12,300	11,711
6.000% due 06/15/2048	600	577
6.050% due 09/01/2054	7,000	6,734
6.125% due 12/15/2045	23,548	23,152
6.200% due 04/01/2055	9,200	9,064
Eni SpA
5.500% due 05/15/2034	3,200	3,226
5.950% due 05/15/2054	17,900	17,336
Entergy Louisiana LLC
2.900% due 03/15/2051	8,400	5,211
3.100% due 06/15/2041	14,600	10,738
4.200% due 09/01/2048	1,410	1,125
4.750% due 09/15/2052	15,800	13,689
5.000% due 07/15/2044	4,300	3,799
5.150% due 09/15/2034	4,175	4,202
5.700% due 03/15/2054	4,500	4,447
Enterprise Products Operating LLC
4.200% due 01/31/2050	9,643	7,650
4.450% due 02/15/2043	77,745	67,357
4.800% due 02/01/2049	3,575	3,123
4.850% due 08/15/2042	11,300	10,345
4.850% due 03/15/2044	32,362	29,185
4.950% due 02/15/2035	1,650	1,645
5.100% due 02/15/2045	31,665	29,453
5.200% due 01/15/2036	11,200	11,282
5.550% due 02/16/2055	7,350	7,098
5.750% due 03/01/2035	13,761	14,519
7.573% due 08/16/2077 ~	8,000	7,966
Equinor ASA 3.250% due 11/18/2049	5,000	3,499
Essent Group Ltd. 6.250% due 07/01/2029	2,600	2,694

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Essential Utilities, Inc. 5.300% due 05/01/2052		2,133	1,944
Expand Energy Corp.
4.750% due 02/01/2032		1,795	1,747
5.700% due 01/15/2035		5,029	5,105
FactSet Research Systems, Inc. 3.450% due 03/01/2032		5,000	4,561
FedEx Corp. 5.100% due 01/15/2044		10,877	9,586
Ferguson Enterprises, Inc. 5.000% due 10/03/2034		2,800	2,781
FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029		700	694
6.150% due 10/01/2038		2,409	2,554
Fiserv, Inc.
3.500% due 07/01/2029		235	226
4.400% due 07/01/2049		12,923	10,591
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,692
4.317% due 12/30/2039		55,500	43,860
Flex Ltd. 4.875% due 05/12/2030		15,685	15,760
Ford Foundation
2.415% due 06/01/2050		3,800	2,224
2.815% due 06/01/2070		7,100	3,971
Fox Corp.
5.476% due 01/25/2039		1,200	1,175
5.576% due 01/25/2049 (l)		8,000	7,512
Freeport-McMoRan, Inc. 5.400% due 11/14/2034		2,650	2,693
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031		24,600	21,548
GE Capital Funding LLC 4.550% due 05/15/2032		9,751	9,695
Georgetown University 5.115% due 04/01/2053		3,300	3,024
Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,344
6.900% due 11/15/2037		100	110
Glencore Finance Europe Ltd. 3.125% due 03/26/2026	GBP	500	680
Glencore Funding LLC
5.893% due 04/04/2054		$2,000	1,962
6.141% due 04/01/2055		8,400	8,500
Global Payments, Inc.
4.150% due 08/15/2049		4,400	3,253
5.950% due 08/15/2052 (l)		10,290	9,902
GNL Quintero SA 4.634% due 07/31/2029		2,648	2,627
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		4,600	4,657
6.103% due 08/23/2042		6,000	6,009
6.129% due 02/23/2038		2,600	2,683
6.510% due 02/23/2042		10,700	11,097
Haleon U.S. Capital LLC
3.625% due 03/24/2032		3,700	3,463
4.000% due 03/24/2052		3,053	2,362
Harbour Energy PLC 6.327% due 04/01/2035		15,500	15,425
Hasbro, Inc. 3.900% due 11/19/2029		1,000	965
HCA, Inc.
3.500% due 07/15/2051		24,950	16,543
3.625% due 03/15/2032		17,875	16,495
4.625% due 03/15/2052		39,825	32,030
5.250% due 06/15/2049		10,000	8,891
5.450% due 09/15/2034		4,900	4,945
5.500% due 06/01/2033		850	871
5.500% due 06/15/2047		26,202	24,367
5.750% due 03/01/2035		14,400	14,816
5.900% due 06/01/2053		5,300	5,121
5.950% due 09/15/2054		10,000	9,726
6.000% due 04/01/2054		10,000	9,791
6.100% due 04/01/2064		5,200	5,076
6.200% due 03/01/2055		11,000	11,087
Heineken NV 4.350% due 03/29/2047		7,848	6,462
Hexcel Corp. 5.875% due 02/26/2035		800	814
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052		8,800	6,645
Holcim Sterling Finance Netherlands BV 2.250% due 04/04/2034	GBP	5,200	5,584
Home Depot, Inc.
3.300% due 04/15/2040		$130	104
3.625% due 04/15/2052		820	597

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.200% due 04/01/2043		304	260
4.250% due 04/01/2046		712	597
Humana, Inc.
5.875% due 03/01/2033		80	83
8.150% due 06/15/2038		1,000	1,189
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,097
5.050% due 03/30/2028		1,100	1,112
5.375% due 12/15/2031		1,900	1,928
5.750% due 04/23/2030		5,850	6,054
5.750% due 03/30/2032		950	976
Hyundai Capital America
2.000% due 06/15/2028		12,713	11,769
5.400% due 06/23/2032		13,000	13,171
Imperial Brands Finance PLC
4.250% due 07/21/2025		2,021	2,020
6.125% due 07/27/2027		9,798	10,118
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		10,800	7,701
Intel Corp.
5.700% due 02/10/2053		2,500	2,328
5.900% due 02/10/2063		479	450
Jabil, Inc. 5.450% due 02/01/2029		1,600	1,642
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,860	1,632
4.000% due 05/15/2034		9,525	8,939
Juniper Networks, Inc. 5.950% due 03/15/2041		42,478	42,238
Kaiser Foundation Hospitals 4.150% due 05/01/2047		14,300	11,672
Keurig Dr. Pepper, Inc.
4.500% due 04/15/2052 (l)		47,043	38,786
5.150% due 05/15/2035		170	170
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,417
5.000% due 03/01/2043		33,335	29,723
5.400% due 09/01/2044		300	279
5.500% due 03/01/2044		5,536	5,225
5.625% due 09/01/2041		1,700	1,639
5.800% due 03/15/2035		10,942	11,318
6.375% due 03/01/2041		10,715	11,081
6.500% due 02/01/2037		12,219	12,943
6.500% due 09/01/2039		36,840	39,301
6.550% due 09/15/2040		30,300	32,431
6.950% due 01/15/2038		800	888
7.400% due 03/15/2031		5,000	5,620
7.500% due 11/15/2040		25,567	29,293
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,190	1,189
5.550% due 06/01/2045		4,190	3,957
7.800% due 08/01/2031		2,000	2,305
Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,365
4.375% due 06/01/2046		$3,000	2,429
4.875% due 10/01/2049		5,400	4,640
5.000% due 06/04/2042		8,413	7,594
5.200% due 07/15/2045		983	892
5.500% due 06/01/2050		3,400	3,184
6.500% due 02/09/2040		44,238	47,328
7.125% due 08/01/2039		1,043	1,176
L3Harris Technologies, Inc. 5.500% due 08/15/2054		12,648	12,280
Laboratory Corp. of America Holdings 4.800% due 10/01/2034		7,645	7,477
Las Vegas Sands Corp.
3.500% due 08/18/2026		35,500	35,042
3.900% due 08/08/2029 (l)		70,142	66,827
6.200% due 08/15/2034		17,615	18,005
Leidos, Inc.
2.300% due 02/15/2031		7,900	6,916
4.375% due 05/15/2030		2,000	1,972
Leland Stanford Junior University 2.413% due 06/01/2050		12,600	7,464
Lockheed Martin Corp.
4.300% due 06/15/2062		23,300	18,418
5.200% due 02/15/2055		26,010	24,364
5.200% due 02/15/2064		11,812	10,920
5.700% due 11/15/2054		31,498	31,804
Lowe's Cos., Inc.
3.700% due 04/15/2046		1,343	1,000
5.750% due 07/01/2053		500	489
5.800% due 09/15/2062		956	930
5.850% due 04/01/2063		16,400	16,029
LYB International Finance LLC 3.625% due 04/01/2051		360	241

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Marriott International, Inc.
2.750% due 10/15/2033		6,087	5,185
2.850% due 04/15/2031		8,500	7,721
3.500% due 10/15/2032		18,101	16,464
4.625% due 06/15/2030		4,599	4,612
5.300% due 05/15/2034		400	405
5.350% due 03/15/2035		1,375	1,387
Mars, Inc.
5.000% due 03/01/2032		3,100	3,143
5.200% due 03/01/2035		13,500	13,668
5.650% due 05/01/2045		9,500	9,529
5.700% due 05/01/2055		18,500	18,468
Marvell Technology, Inc.
2.950% due 04/15/2031		8,364	7,621
4.875% due 06/22/2028		6,300	6,374
Massachusetts Institute of Technology 5.600% due 12/31/2099		1,668	1,667
McDonald's Corp.
3.625% due 09/01/2049		10,972	7,966
4.875% due 12/09/2045		345	311
5.150% due 09/09/2052		100	92
MDC Holdings, Inc. 3.966% due 08/06/2061 (l)		10,300	7,510
Merck & Co., Inc.
2.750% due 12/10/2051		982	604
2.900% due 12/10/2061		3,300	1,925
Meta Platforms, Inc.
4.450% due 08/15/2052		1,000	844
4.650% due 08/15/2062		26,200	22,105
4.750% due 08/15/2034		15,824	15,904
5.400% due 08/15/2054 (l)		16,400	16,005
5.550% due 08/15/2064		20,000	19,562
5.750% due 05/15/2063		12,000	12,140
Micron Technology, Inc.
5.327% due 02/06/2029		6,565	6,722
6.750% due 11/01/2029		575	622
Microsoft Corp.
2.500% due 09/15/2050		29,800	18,303
2.675% due 06/01/2060		29,510	17,466
2.921% due 03/17/2052		17,621	11,696
Mileage Plus Holdings LLC 6.500% due 06/20/2027		2,560	2,565
Moody's Corp.
3.100% due 11/29/2061		6,000	3,728
4.875% due 12/17/2048		9,000	8,035
5.250% due 07/15/2044		4,144	3,966
Motorola Solutions, Inc. 5.500% due 09/01/2044 (l)		5,686	5,553
MPLX LP
4.700% due 04/15/2048		2,800	2,274
4.900% due 04/15/2058		19,120	15,352
4.950% due 03/14/2052		45,804	37,963
5.200% due 03/01/2047		5,000	4,367
5.200% due 12/01/2047		2,100	1,834
5.500% due 02/15/2049		200	181
5.950% due 04/01/2055		19,200	18,304
MSCI, Inc.
3.250% due 08/15/2033		5,000	4,385
3.875% due 02/15/2031		600	566
National Football League
5.250% due 10/05/2034 (k)		34,600	34,735
5.420% due 10/05/2037 (k)		12,000	12,061
5.580% due 10/05/2033 «(k)		10,000	10,105
5.680% due 10/05/2035 «(k)		5,000	5,063
5.890% due 10/05/2043 «(k)		5,000	4,888
National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	829
2.000% due 04/17/2040		3,300	2,838
Nationwide Children's Hospital, Inc. 4.556% due 11/01/2052		$2,500	2,142
NBCUniversal Media LLC 4.450% due 01/15/2043		19,107	16,469
NetApp, Inc.
5.500% due 03/17/2032		1,400	1,443
5.700% due 03/17/2035		5,900	6,061
Netflix, Inc.
4.875% due 04/15/2028		1,295	1,322
4.900% due 08/15/2034		3,559	3,629
5.400% due 08/15/2054		4,450	4,395
Newmont Corp.
5.450% due 06/09/2044		16,100	15,759
5.750% due 11/15/2041		18,905	19,168
6.250% due 10/01/2039		1,710	1,849
Norfolk Southern Corp. 4.100% due 05/15/2121		9,700	6,726

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Northern Natural Gas Co.
3.400% due 10/16/2051	3,500	2,308
4.100% due 09/15/2042	14,000	11,304
4.300% due 01/15/2049	18,375	14,592
5.625% due 02/01/2054	1,500	1,447
Northern Star Resources Ltd. 6.125% due 04/11/2033	7,600	7,927
Northrop Grumman Corp.
3.850% due 04/15/2045	9,500	7,501
5.200% due 06/01/2054	5,230	4,878
Northwell Healthcare, Inc. 3.809% due 11/01/2049	14,900	10,737
NPC Ukrenergo 6.875% due 11/09/2028	800	650
NVIDIA Corp. 3.500% due 04/01/2050	125	93
NXP BV
3.150% due 05/01/2027	1,800	1,762
5.350% due 03/01/2026	10,000	10,049
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	5,600	4,596
ONEOK Partners LP
6.125% due 02/01/2041	21,327	21,269
6.200% due 09/15/2043	47,644	47,458
Oracle Corp.
3.600% due 04/01/2040	22,300	17,861
3.600% due 04/01/2050	28,506	19,954
3.650% due 03/25/2041	13,880	10,950
3.800% due 11/15/2037	8,405	7,200
3.850% due 07/15/2036	1,500	1,322
3.850% due 04/01/2060	65,142	44,930
3.900% due 05/15/2035	5,000	4,513
3.950% due 03/25/2051	17,100	12,633
4.000% due 07/15/2046	2,750	2,123
4.000% due 11/15/2047	62,830	48,134
4.100% due 03/25/2061	50,490	36,536
4.500% due 07/08/2044	1,400	1,184
4.700% due 09/27/2034	300	291
4.900% due 02/06/2033	2,295	2,302
5.375% due 09/27/2054	13,255	12,126
5.500% due 08/03/2035	20,000	20,452
5.500% due 09/27/2064	11,069	10,090
5.550% due 02/06/2053 (l)	35,400	33,319
6.000% due 08/03/2055	24,100	24,080
6.500% due 04/15/2038	500	544
6.900% due 11/09/2052	8,500	9,463
Orlando Health Obligated Group 3.327% due 10/01/2050	8,500	5,982
Ovintiv, Inc. 6.625% due 08/15/2037	3,310	3,403
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	14,885	14,458
Paramount Global
2.900% due 01/15/2027	1,100	1,071
6.875% due 04/30/2036	130	133
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	1,840
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	13,300	13,086
Petroleos Mexicanos
5.350% due 02/12/2028	7,200	6,918
6.750% due 09/21/2047	39,095	28,341
6.950% due 01/28/2060	8,284	5,958
Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	16,238	15,495
5.340% due 05/19/2063	12,996	12,063
Pfizer, Inc. 5.600% due 09/15/2040	16,865	17,367
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,526
4.125% due 03/04/2043	2,575	2,156
4.250% due 11/10/2044	24,400	20,736
4.375% due 11/15/2041	11,100	9,683
4.875% due 11/15/2043	2,500	2,294
Pioneer Natural Resources Co.
1.900% due 08/15/2030	14,227	12,616
7.200% due 01/15/2028	24,475	26,244
QatarEnergy
3.125% due 07/12/2041	200	148
3.300% due 07/12/2051	22,880	15,468
QatarEnergy LNG S3
5.838% due 09/30/2027	2,348	2,390
6.332% due 09/30/2027	1,345	1,367
Reynolds American, Inc. 6.150% due 09/15/2043	6,700	6,784

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Rockies Express Pipeline LLC 7.500% due 07/15/2038	7,162	7,310
Rogers Communications, Inc.
3.800% due 03/15/2032	7,440	6,917
4.550% due 03/15/2052	2,987	2,435
Royalty Pharma PLC
3.300% due 09/02/2040	8,584	6,469
3.350% due 09/02/2051	500	324
3.550% due 09/02/2050	1,000	678
RTX Corp.
4.150% due 05/15/2045	1,200	986
4.450% due 11/16/2038	6,200	5,717
4.500% due 06/01/2042	2,200	1,949
5.375% due 02/27/2053	15,674	15,016
6.100% due 03/15/2034 (l)	37,200	40,235
6.400% due 03/15/2054	38,412	42,141
S&P Global, Inc.
2.900% due 03/01/2032	460	418
3.250% due 12/01/2049	1,700	1,202
3.700% due 03/01/2052 (l)	13,101	9,936
3.900% due 03/01/2062	2,800	2,089
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	19,923	19,822
4.500% due 05/15/2030	25,932	25,898
5.000% due 03/15/2027	35,565	35,790
5.875% due 06/30/2026	2,871	2,887
Santos Finance Ltd.
3.649% due 04/29/2031	35,700	33,256
6.875% due 09/19/2033	25,000	27,314
Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	9,288
3.500% due 11/24/2070	19,600	11,762
5.250% due 07/17/2034	3,800	3,844
5.750% due 07/17/2054	5,200	4,887
5.875% due 07/17/2064	6,400	5,856
Seagate Data Storage Technology Pte Ltd.
4.125% due 01/15/2031	1,263	1,162
9.625% due 12/01/2032	1,790	2,019
Sherwin-Williams Co. 4.500% due 06/01/2047	2,312	1,937
Skyworks Solutions, Inc. 3.000% due 06/01/2031	21,130	18,626
Snam SpA 6.500% due 05/28/2055	8,900	9,258
South Bow USA Infrastructure Holdings LLC 6.176% due 10/01/2054	3,900	3,711
South Jersey Industries, Inc. 5.020% due 04/15/2031	28,000	23,212
Southern Co.
3.750% due 09/15/2051 •	13,400	13,237
4.250% due 07/01/2036	9,300	8,512
4.850% due 03/15/2035	8,600	8,413
Southern Natural Gas Co. LLC 8.000% due 03/01/2032 (l)	8,346	9,461
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,352
4.600% due 06/15/2028	800	787
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	4,744	4,359
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	12,155	12,243
Starbucks Corp.
2.550% due 11/15/2030	2,340	2,122
3.500% due 11/15/2050	1,400	976
4.500% due 11/15/2048	500	416
Stryker Corp.
2.900% due 06/15/2050	7,400	4,837
4.625% due 09/11/2034	7,226	7,118
4.625% due 03/15/2046	6,475	5,753
5.200% due 02/10/2035	14,600	14,887
Suncor Energy, Inc. 7.000% due 11/15/2028	17,772	19,039
Sutter Health
3.161% due 08/15/2040	1,950	1,511
3.361% due 08/15/2050	2,600	1,799
5.164% due 08/15/2033	3,500	3,554
5.547% due 08/15/2053	2,600	2,573
Synopsys, Inc.
5.000% due 04/01/2032	500	507
5.700% due 04/01/2055	6,400	6,368
Sysco Corp. 6.600% due 04/01/2050	1,353	1,467
T-Mobile USA, Inc.
2.050% due 02/15/2028	11,600	10,966
2.550% due 02/15/2031	11,415	10,224
2.700% due 03/15/2032	8,014	7,066

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

3.300% due 02/15/2051		47,800	31,753
3.400% due 10/15/2052		32,101	21,463
3.500% due 04/15/2031		1,100	1,034
3.600% due 11/15/2060		47,797	31,900
3.750% due 04/15/2027		5,020	4,970
4.375% due 04/15/2040		18,750	16,624
4.500% due 04/15/2050 (l)		52,300	43,274
4.700% due 01/15/2035		650	630
5.050% due 07/15/2033		300	302
5.200% due 01/15/2033		500	510
5.250% due 06/15/2055		12,005	10,971
5.500% due 01/15/2055		3,600	3,416
5.650% due 01/15/2053 (l)		29,000	28,078
5.750% due 01/15/2054		10,000	9,803
5.800% due 09/15/2062		9,300	9,118
5.875% due 11/15/2055		16,025	16,030
6.000% due 06/15/2054		3,300	3,362
Tapestry, Inc.
5.100% due 03/11/2030		3,885	3,938
5.500% due 03/11/2035		10,800	10,847
Targa Resources Corp.
5.500% due 02/15/2035		1,690	1,697
6.250% due 07/01/2052		14,300	14,177
6.500% due 02/15/2053		3,000	3,082
TD SYNNEX Corp.
2.375% due 08/09/2028		9,200	8,620
2.650% due 08/09/2031		2,450	2,116
Telefonica Emisiones SA
4.895% due 03/06/2048		16,000	13,459
5.213% due 03/08/2047		14,700	13,016
5.520% due 03/01/2049		1,685	1,541
7.045% due 06/20/2036 (l)		11,697	12,993
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,500	4,158
7.625% due 04/01/2037		320	372
Texas Eastern Transmission LP 4.150% due 01/15/2048		400	311
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	1,003	1,516
Thames Water Utilities Finance PLC
4.375% due 01/18/2033	EUR	23,100	17,809
5.125% due 09/28/2039	GBP	2,200	2,029
6.500% due 02/09/2034		400	370
Thomas Jefferson University 3.847% due 11/01/2057		$4,754	3,296
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		18,420	21,458
Time Warner Cable LLC
4.500% due 09/15/2042		18,500	14,745
5.500% due 09/01/2041		16,073	14,625
5.875% due 11/15/2040		5,200	4,996
6.550% due 05/01/2037		7,306	7,550
6.750% due 06/15/2039		52,495	54,446
7.300% due 07/01/2038		2,080	2,269
Topaz Solar Farms LLC 4.875% due 09/30/2039		4,308	3,813
TotalEnergies Capital International SA 3.386% due 06/29/2060		5,700	3,740
TotalEnergies Capital SA
5.275% due 09/10/2054		1,102	1,033
5.425% due 09/10/2064		11,000	10,305
TR Finance LLC 5.650% due 11/23/2043		10,791	10,523
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050		23,200	17,591
5.400% due 08/15/2041		21,385	20,508
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		2,500	2,063
Trustees of Tufts College 5.017% due 04/15/2112		3,000	2,545
TTX Co. 4.600% due 02/01/2049		3,700	3,191
Uber Technologies, Inc.
4.800% due 09/15/2034		1,000	983
5.350% due 09/15/2054		928	866
UMass Memorial Health Care Obligated Group 5.363% due 07/01/2052		1,900	1,726
Union Pacific Corp.
3.550% due 05/20/2061		22,710	15,246
3.750% due 02/05/2070		7,987	5,416
3.799% due 04/06/2071		12,500	8,575
3.950% due 08/15/2059		10	7
United Airlines Pass-Through Trust
2.700% due 11/01/2033		2,876	2,577
3.100% due 01/07/2030		20,726	19,831
3.100% due 04/07/2030		2,640	2,464

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

3.450% due 06/01/2029		1,751	1,700
3.450% due 01/07/2030		642	615
3.500% due 09/01/2031		3,265	3,082
3.750% due 03/03/2028		4,419	4,347
4.000% due 10/11/2027		8,059	7,991
4.150% due 02/25/2033		7,168	6,881
4.300% due 02/15/2027		8,727	8,717
4.550% due 08/25/2031		11,273	10,600
5.450% due 08/15/2038		38,859	39,352
5.875% due 04/15/2029		18,603	18,999
UnitedHealth Group, Inc.
3.050% due 05/15/2041		22,011	16,188
3.250% due 05/15/2051		20,000	13,278
3.700% due 08/15/2049		5,800	4,226
3.875% due 08/15/2059		700	494
4.200% due 01/15/2047		285	229
4.950% due 05/15/2062		5,000	4,294
5.000% due 04/15/2034		125	125
5.050% due 04/15/2053		500	447
5.150% due 07/15/2034		19,100	19,302
5.200% due 04/15/2063		67,307	60,031
5.300% due 06/15/2035		5,700	5,812
5.375% due 04/15/2054		15,000	14,032
5.500% due 07/15/2044		20,000	19,493
5.500% due 04/15/2064		639	597
5.625% due 07/15/2054		19,650	19,075
5.750% due 07/15/2064		31,088	30,264
5.875% due 02/15/2053		835	837
5.950% due 06/15/2055		1,200	1,220
UPMC 5.377% due 05/15/2043		3,000	2,862
Vale Overseas Ltd.
3.750% due 07/08/2030		2,285	2,154
6.400% due 06/28/2054		3,800	3,738
Valero Energy Corp. 3.650% due 12/01/2051		4,053	2,729
Var Energi ASA 8.000% due 11/15/2032		9,800	11,117
VeriSign, Inc. 2.700% due 06/15/2031		15,400	13,807
Verisk Analytics, Inc. 3.625% due 05/15/2050		11,900	8,509
VMware LLC
1.800% due 08/15/2028		5,600	5,183
4.700% due 05/15/2030		25,900	26,013
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		3,500	3,512
5.050% due 03/27/2028		6,700	6,740
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	2,450	2,795
Walt Disney Co.
2.750% due 09/01/2049		$11,106	6,996
3.500% due 05/13/2040		500	411
3.800% due 05/13/2060		13,554	9,897
4.750% due 09/15/2044		1,600	1,454
Warnermedia Holdings, Inc.
5.050% due 03/15/2042		10,440	7,086
5.141% due 03/15/2052		1,391	866
Weir Group, Inc. 5.350% due 05/06/2030		5,000	5,072
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		4,400	2,775
Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	16,543
5.150% due 01/15/2049		16,000	14,501
Western Midstream Operating LP
5.250% due 02/01/2050		675	568
5.300% due 03/01/2048		8,415	7,030
Weyerhaeuser Co. 7.700% due 02/15/2026		8,555	8,712
Williams Cos., Inc.
5.300% due 09/30/2035		11,500	11,518
5.300% due 08/15/2052		10,250	9,364
5.600% due 03/15/2035		8,900	9,153
5.800% due 11/15/2054		3,641	3,562
6.000% due 03/15/2055		5,783	5,782
8.750% due 03/15/2032		1,710	2,059
Woodside Finance Ltd.
4.500% due 03/04/2029		3,809	3,763
5.100% due 09/12/2034		14,400	13,951
5.400% due 05/19/2030		6,500	6,595
5.700% due 05/19/2032		3,100	3,158
5.700% due 09/12/2054		26,100	23,601
6.000% due 05/19/2035		15,000	15,319
Workday, Inc. 3.800% due 04/01/2032		25,524	23,993

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Yale University 2.402% due 04/15/2050		6,900	4,088
Yara International ASA 3.148% due 06/04/2030		4,800	4,446
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,760
4.250% due 08/15/2035		$1,681	1,540
5.200% due 09/15/2034		18,953	19,025
5.500% due 02/19/2035		11,000	11,290
Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,195
4.450% due 08/20/2048		7,500	6,360

			8,429,137

UTILITIES 16.5%
AEP Texas, Inc.
3.450% due 05/15/2051		10,000	6,740
4.150% due 05/01/2049		14,400	10,967
6.650% due 02/15/2033		1,000	1,084
AES Corp.
3.950% due 07/15/2030 (l)		7,000	6,659
5.450% due 06/01/2028		2,019	2,064
Alabama Power Co.
3.125% due 07/15/2051		1,300	871
3.450% due 10/01/2049		3,600	2,561
3.700% due 12/01/2047		100	76
3.850% due 12/01/2042		2,950	2,378
3.940% due 09/01/2032		5,500	5,282
4.300% due 07/15/2048		8,700	7,219
5.200% due 06/01/2041		200	190
Alliant Energy Finance LLC 3.600% due 03/01/2032		13,500	12,238
Ameren Illinois Co.
2.900% due 06/15/2051		32,500	20,562
3.250% due 03/15/2050		2,600	1,771
3.700% due 12/01/2047		2,200	1,660
4.150% due 03/15/2046		5,451	4,478
5.625% due 03/01/2055		5,000	4,946
American Electric Power Co., Inc.
3.875% due 02/15/2062 •		7,938	7,636
5.625% due 03/01/2033		1,489	1,549
5.950% due 11/01/2032		140	149
American Transmission Systems, Inc. 5.000% due 09/01/2044		13,395	12,281
American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,807
4.300% due 12/01/2042		8,700	7,428
Anglian Water Services Financing PLC 6.000% due 06/20/2039	GBP	2,900	3,898
Appalachian Power Co.
4.400% due 05/15/2044		$6,350	5,174
4.500% due 08/01/2032		3,800	3,709
5.800% due 10/01/2035		2,176	2,225
6.375% due 04/01/2036		5,146	5,462
6.700% due 08/15/2037		3,600	3,899
7.000% due 04/01/2038		2,978	3,317
Arizona Public Service Co.
3.500% due 12/01/2049		7,100	4,882
4.500% due 04/01/2042		6,104	5,232
AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	3,114
3.500% due 09/15/2053		$56,612	38,348
3.550% due 09/15/2055		124,782	84,264
3.650% due 06/01/2051		5,850	4,160
3.650% due 09/15/2059		271,394	182,226
3.800% due 12/01/2057		215,680	151,055
3.850% due 06/01/2060		28,820	20,169
Atmos Energy Corp.
2.850% due 02/15/2052		10,536	6,516
3.375% due 09/15/2049		5,000	3,481
4.125% due 03/15/2049		5,300	4,233
4.300% due 10/01/2048		6,200	5,136
Avista Corp. 4.000% due 04/01/2052		12,800	9,445
Baltimore Gas & Electric Co.
2.900% due 06/15/2050		1,681	1,058
3.200% due 09/15/2049		2,400	1,637
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		3,400	2,719
4.450% due 01/15/2049		24,790	20,518
4.500% due 02/01/2045		580	499
4.600% due 05/01/2053		18,900	15,815
6.125% due 04/01/2036		5,200	5,597
BG Energy Capital PLC 5.125% due 10/15/2041		30,145	28,530

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Black Hills Corp.
4.200% due 09/15/2046	4,284	3,382
6.000% due 01/15/2035	5,625	5,838
Boston Gas Co.
4.487% due 02/15/2042	7,784	6,568
5.843% due 01/10/2035	3,000	3,120
6.119% due 07/20/2053	17,500	17,557
Brooklyn Union Gas Co. 4.487% due 03/04/2049	7,500	5,938
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050	4,400	2,836
3.350% due 04/01/2051	13,900	9,712
3.600% due 03/01/2052	16,270	11,753
4.950% due 04/01/2033	7,000	7,036
Cleco Power LLC 6.000% due 12/01/2040	18,175	18,867
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036	7,000	7,315
CMS Energy Corp. 4.700% due 03/31/2043	3,837	3,337
Columbia Pipelines Operating Co. LLC
5.695% due 10/01/2054	10,000	9,262
6.497% due 08/15/2043	4,675	4,833
6.544% due 11/15/2053	16,100	16,657
6.714% due 08/15/2063	9,800	10,381
Commonwealth Edison Co.
3.000% due 03/01/2050	5,200	3,374
3.125% due 03/15/2051	19,200	12,705
3.850% due 03/15/2052	8,400	6,353
Connecticut Light & Power Co.
2.050% due 07/01/2031	4,845	4,230
4.000% due 04/01/2048	1,300	1,022
4.300% due 04/15/2044	13,009	10,997
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	6,480	3,839
3.600% due 06/15/2061	22,385	15,292
4.125% due 05/15/2049	18,110	14,327
4.200% due 03/15/2042	5,000	4,243
4.300% due 12/01/2056	1,270	1,002
4.500% due 05/15/2058	33,831	27,551
5.700% due 06/15/2040	4,900	5,034
Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	21,101
5.750% due 03/15/2054	9,825	9,636
5.800% due 03/01/2033	10,871	11,502
6.250% due 10/01/2039	12,875	13,758
6.500% due 10/01/2053	6,980	7,500
Consumers Energy Co.
4.050% due 05/15/2048	8,100	6,524
4.100% due 11/15/2045	2,150	1,723
4.350% due 04/15/2049	14,000	11,857
Dayton Power & Light Co. 3.950% due 06/15/2049	11,000	8,172
Dominion Energy, Inc.
2.250% due 08/15/2031	12,500	10,936
4.600% due 03/15/2049	4,046	3,320
4.850% due 08/15/2052	17,000	14,406
5.375% due 11/15/2032	934	958
DTE Electric Co.
3.250% due 04/01/2051	8,400	5,746
3.650% due 03/01/2052	5,600	4,129
3.950% due 06/15/2042	500	405
4.300% due 07/01/2044	9,150	7,731
5.400% due 04/01/2053	14,000	13,689
Duke Energy Carolinas LLC
2.850% due 03/15/2032	3,600	3,232
3.200% due 08/15/2049	16,000	10,826
3.450% due 04/15/2051	5,600	3,972
3.550% due 03/15/2052	8,000	5,776
3.700% due 12/01/2047	15,355	11,568
3.750% due 06/01/2045	4,358	3,387
3.875% due 03/15/2046	2,034	1,596
3.950% due 03/15/2048	9,915	7,748
4.000% due 09/30/2042	3,500	2,896
4.250% due 12/15/2041	16,400	14,042
4.850% due 01/15/2034	910	909
4.950% due 01/15/2033	2,240	2,280
5.350% due 01/15/2053	11,400	10,954
Duke Energy Corp.
3.300% due 06/15/2041	3,025	2,272
3.500% due 06/15/2051	6,750	4,642
3.950% due 08/15/2047	4,670	3,516
4.200% due 06/15/2049	5,000	3,905
6.100% due 09/15/2053	8,396	8,551
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,098

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.650% due 04/01/2040		6,000	6,173
Duke Energy Indiana LLC
4.900% due 07/15/2043		2,000	1,830
5.400% due 04/01/2053		10,100	9,636
Duke Energy Ohio, Inc. 5.650% due 04/01/2053		2,000	1,973
Duke Energy Progress LLC
2.500% due 08/15/2050		25,000	14,487
3.600% due 09/15/2047		44,900	32,996
4.000% due 04/01/2052		3,687	2,833
4.100% due 03/15/2043		6,026	4,983
5.250% due 03/15/2033		9,850	10,175
5.350% due 03/15/2053		9,300	8,856
5.550% due 03/15/2055		5,000	4,892
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030		3,700	3,275
E.ON International Finance BV 6.650% due 04/30/2038		1,520	1,680
Edison International
6.250% due 03/15/2030		6,400	6,502
8.125% due 06/15/2053 •(l)		7,200	6,972
Electricite de France SA
4.950% due 10/13/2045		19,324	16,746
5.000% due 09/21/2048		12,622	10,964
6.000% due 04/22/2064		41,474	39,328
6.000% due 01/22/2114 (l)		17,924	17,227
6.250% due 05/23/2033		10,000	10,721
6.375% due 01/13/2055		10,800	10,846
6.900% due 05/23/2053		8,492	9,072
9.125% due 03/15/2033 •(h)		5,400	6,104
Emera U.S. Finance LP 4.750% due 06/15/2046		750	624
Enel Finance America LLC 2.875% due 07/12/2041		12,000	8,184
Enel Finance International NV
4.750% due 05/25/2047		24,780	20,877
7.750% due 10/14/2052		10,200	12,242
Entergy Arkansas LLC
2.650% due 06/15/2051		9,375	5,509
3.350% due 06/15/2052		7,400	4,955
4.200% due 04/01/2049		5,800	4,628
5.750% due 06/01/2054		10,000	9,925
Entergy Corp. 3.750% due 06/15/2050 (l)		13,000	9,310
Entergy Mississippi LLC
3.500% due 06/01/2051		1,500	1,033
5.000% due 09/01/2033		6,800	6,815
Entergy Texas, Inc.
4.500% due 03/30/2039		4,000	3,645
5.000% due 09/15/2052		11,900	10,456
5.800% due 09/01/2053		2,200	2,172
Evergy Kansas Central, Inc.
3.450% due 04/15/2050		8,300	5,749
5.250% due 03/15/2035		5,000	5,061
5.700% due 03/15/2053		6,500	6,423
Evergy Metro, Inc.
4.125% due 04/01/2049		15,431	12,042
4.200% due 06/15/2047		1,200	966
Evergy, Inc. 6.650% due 06/01/2055 •		1,000	1,018
Eversource Energy
3.350% due 03/15/2026		2,838	2,811
5.125% due 05/15/2033		3,976	3,981
Exelon Corp.
5.600% due 03/15/2053		10,250	9,862
5.625% due 06/15/2035		2,529	2,603
Fells Point Funding Trust 3.046% due 01/31/2027		20,000	19,574
FirstEnergy Corp. 3.400% due 03/01/2050		7,500	5,089
FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,481
5.450% due 07/15/2044		10,100	9,637
Florida Power & Light Co.
3.700% due 12/01/2047		16,800	12,800
4.050% due 10/01/2044		4,200	3,475
5.300% due 04/01/2053		2,500	2,392
5.700% due 03/15/2055		5,000	5,064
5.800% due 03/15/2065		2,000	2,031
FORESEA Holding SA 7.500% due 06/15/2030		1,851	1,760
Gazprom PJSC Via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	183
2.950% due 01/27/2029		$21,000	15,015
Georgia Power Co.
3.250% due 03/15/2051		25,300	17,374

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.750% due 09/01/2040		1,425	1,327
5.125% due 05/15/2052 (l)		34,800	32,564
5.400% due 06/01/2040		9,085	9,271
Idaho Power Co.
4.850% due 08/15/2040		8,000	7,485
5.500% due 03/15/2053		14,978	14,384
Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	12,772
4.250% due 08/15/2048		5,000	3,976
4.550% due 03/15/2046		500	425
5.625% due 04/01/2053		13,219	12,994
Indianapolis Power & Light Co.
5.650% due 12/01/2032		30,000	30,881
5.700% due 04/01/2054		3,600	3,592
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	5,308
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		14,524	13,953
Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	5,264
6.150% due 06/01/2037		8,562	9,111
Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,306
4.375% due 10/01/2045		7,100	5,987
5.125% due 11/01/2040		14,500	13,992
KeySpan Gas East Corp. 3.586% due 01/18/2052		14,200	9,410
Liberty Utilities Co. 5.869% due 01/31/2034		10,000	10,212
Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,900	1,515
5.450% due 04/15/2033		15,000	15,517
Massachusetts Electric Co. 5.867% due 02/26/2054		9,100	9,033
MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	620
3.150% due 04/15/2050		1,200	811
3.650% due 08/01/2048		6,000	4,495
3.950% due 08/01/2047		8,262	6,541
4.250% due 07/15/2049		5,300	4,315
4.400% due 10/15/2044		500	429
5.300% due 02/01/2055		17,000	16,195
5.350% due 01/15/2034		5,000	5,185
5.850% due 09/15/2054		19,415	20,007
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		12,200	12,100
Mississippi Power Co.
3.100% due 07/30/2051		18,550	12,195
4.250% due 03/15/2042		7,400	6,332
Monongahela Power Co. 5.400% due 12/15/2043		9,061	8,850
National Grid Electricity Distribution East Midlands PLC 3.949% due 09/20/2032	EUR	9,700	11,810
National Grid PLC 5.809% due 06/12/2033		$3,700	3,891
Nevada Power Co. 6.000% due 03/15/2054		5,000	5,091
New York State Electric & Gas Corp. 3.300% due 09/15/2049		10,200	6,669
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,133
5.664% due 01/17/2054		1,665	1,603
5.783% due 09/16/2052		10,550	10,332
5.996% due 07/03/2055 (b)		5,000	5,000
NiSource, Inc.
3.950% due 03/30/2048 (l)		6,830	5,279
4.375% due 05/15/2047		14,845	12,220
5.650% due 02/01/2045		8,640	8,449
5.800% due 02/01/2042		6,723	6,647
Northern States Power Co.
2.600% due 06/01/2051		187	113
3.200% due 04/01/2052		1,400	957
4.500% due 06/01/2052		6,800	5,781
5.400% due 03/15/2054		6,881	6,648
5.650% due 06/15/2054		2,000	2,017
NSTAR Electric Co.
4.400% due 03/01/2044		1,500	1,276
4.550% due 06/01/2052		5,900	4,913
4.950% due 09/15/2052		9,200	8,174
Oglethorpe Power Corp.
3.750% due 08/01/2050		10,600	7,409
4.500% due 04/01/2047		35,100	28,745
5.050% due 10/01/2048		28,500	25,220
5.250% due 09/01/2050		25,000	22,318
Ohio Edison Co.
5.500% due 01/15/2033		4,000	4,099

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

6.875% due 07/15/2036	3,500	3,945
8.250% due 10/15/2038	1,000	1,259
Ohio Power Co. 5.000% due 06/01/2033	3,600	3,586
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040	4,000	4,135
Oncor Electric Delivery Co. LLC
2.700% due 11/15/2051	7,204	4,242
3.100% due 09/15/2049	6,000	3,947
4.100% due 11/15/2048	421	333
4.600% due 06/01/2052	3,000	2,516
4.950% due 09/15/2052	5,444	4,833
5.250% due 09/30/2040	15,100	14,881
5.300% due 06/01/2042	600	574
7.250% due 01/15/2033	1,900	2,171
7.500% due 09/01/2038	2,590	3,119
ONEOK, Inc.
4.450% due 09/01/2049	6,000	4,626
4.950% due 07/13/2047	4,900	4,118
5.050% due 11/01/2034	15,000	14,605
5.200% due 07/15/2048	67,423	58,441
5.450% due 06/01/2047	20,500	18,213
5.700% due 11/01/2054	26,490	24,474
5.850% due 11/01/2064	30,000	27,841
6.625% due 09/01/2053	21,800	22,676
Pacific Gas & Electric Co.
2.500% due 02/01/2031	22,900	19,890
3.150% due 01/01/2026	19,651	19,466
3.250% due 06/01/2031	9,400	8,441
3.300% due 03/15/2027	4,910	4,798
3.300% due 12/01/2027	8,000	7,743
3.300% due 08/01/2040	11,300	8,093
3.500% due 08/01/2050	68,788	44,165
3.750% due 08/15/2042	18,181	12,977
3.950% due 12/01/2047	12,183	8,607
4.000% due 12/01/2046	22,370	16,038
4.200% due 06/01/2041	2,000	1,540
4.250% due 03/15/2046	26,543	19,805
4.300% due 03/15/2045	9,100	6,878
4.500% due 07/01/2040	22,679	18,917
4.500% due 12/15/2041	27,149	21,359
4.600% due 06/15/2043	19,804	15,712
4.650% due 08/01/2028	12,000	11,936
4.750% due 02/15/2044	15,157	12,350
4.950% due 07/01/2050	32,577	26,289
5.250% due 03/01/2052	2,000	1,666
5.700% due 03/01/2035	10,000	9,916
6.000% due 08/15/2035	16,000	16,186
6.150% due 03/01/2055	28,100	26,257
6.700% due 04/01/2053	37,196	37,342
PacifiCorp
2.700% due 09/15/2030	1,200	1,098
2.900% due 06/15/2052	23,756	14,084
3.300% due 03/15/2051	17,431	11,346
4.125% due 01/15/2049	6,400	4,908
4.150% due 02/15/2050	5,545	4,218
5.300% due 02/15/2031	3,800	3,916
5.350% due 12/01/2053	27,100	24,389
5.450% due 02/15/2034	11,800	11,974
5.500% due 05/15/2054	15,008	13,820
5.800% due 01/15/2055	15,537	14,885
6.250% due 10/15/2037	10,000	10,575
7.375% due 09/15/2055 •	6,500	6,773
PECO Energy Co.
2.800% due 06/15/2050	6,500	4,088
4.150% due 10/01/2044	8,900	7,437
4.600% due 05/15/2052	9,400	8,070
4.800% due 10/15/2043	1,185	1,064
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	9,940
4.875% due 07/17/2049	11,200	9,119
6.250% due 01/25/2049	1,200	1,186
PG&E Recovery Funding LLC
5.231% due 06/01/2042	5,000	4,972
5.256% due 01/15/2040	5,000	5,039
5.536% due 07/15/2049	8,000	7,798
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,094
5.050% due 05/15/2052	5,000	4,431
5.100% due 02/15/2035	7,000	7,045
Pinnacle West Capital Corp. 5.214% due 06/10/2026 ~	8,700	8,715
Plains All American Pipeline LP
5.150% due 06/01/2042	300	268
5.700% due 09/15/2034	14,728	15,023
6.650% due 01/15/2037	2,329	2,515

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

6.700% due 05/15/2036	3,073	3,295
PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,024
5.200% due 07/15/2041	5,500	5,293
Progress Energy, Inc. 7.750% due 03/01/2031	5,000	5,761
Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	6,997
3.800% due 06/15/2047	5,000	3,740
3.950% due 03/15/2043	1,500	1,173
4.100% due 06/15/2048	8,626	6,679
4.500% due 06/01/2052	4,600	3,767
5.250% due 04/01/2053	13,700	12,609
5.350% due 05/15/2034	16,925	17,175
5.750% due 05/15/2054	9,700	9,554
5.850% due 05/15/2055	21,031	20,842
6.250% due 09/01/2037	700	754
Public Service Co. of New Hampshire 3.600% due 07/01/2049	4,700	3,425
Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,444
6.625% due 11/15/2037	1,135	1,235
Public Service Electric & Gas Co. 4.850% due 08/01/2034	5,902	5,888
Puget Energy, Inc. 4.100% due 06/15/2030	6,010	5,808
Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,048
5.448% due 06/01/2053	4,400	4,200
5.764% due 07/15/2040	8,200	8,230
Rio Oil Finance Trust 9.750% due 01/06/2027	2,780	2,878
San Diego Gas & Electric Co.
2.950% due 08/15/2051	15,400	9,704
3.320% due 04/15/2050	10,305	6,941
3.700% due 03/15/2052	15,130	10,850
3.750% due 06/01/2047	7,550	5,612
3.950% due 11/15/2041	1,968	1,561
4.100% due 06/15/2049	18,761	14,457
4.150% due 05/15/2048	12,140	9,449
4.300% due 04/01/2042	5,097	4,248
4.500% due 08/15/2040	2,600	2,331
5.350% due 04/01/2053	38,086	35,613
5.400% due 04/15/2035	9,900	10,113
5.550% due 04/15/2054	4,500	4,338
6.000% due 06/01/2039	3,357	3,538
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	22,700	21,217
5.500% due 04/08/2044	27,700	26,993
SCE Recovery Funding LLC 5.112% due 12/14/2049	3,000	2,805
Sempra
3.250% due 06/15/2027	1,100	1,078
6.000% due 10/15/2039	15,145	15,373
Sierra Pacific Power Co. 5.900% due 03/15/2054	4,800	4,818
Southern California Edison Co.
2.750% due 02/01/2032	6,800	5,865
2.950% due 02/01/2051	13,000	7,624
3.450% due 02/01/2052	14,000	8,808
3.650% due 02/01/2050	12,765	8,448
3.650% due 06/01/2051	31,200	20,657
3.900% due 12/01/2041	42,994	32,488
3.900% due 03/15/2043	6,655	4,919
4.000% due 04/01/2047	106,850	76,841
4.050% due 03/15/2042	3,834	2,880
4.125% due 03/01/2048	26,468	19,225
4.650% due 10/01/2043	41,350	33,465
4.875% due 03/01/2049	17,583	14,081
5.150% due 06/01/2029	9,890	9,994
5.200% due 06/01/2034	9,400	9,123
5.750% due 04/01/2035	8,073	8,241
5.900% due 03/01/2055	413	378
6.000% due 01/15/2034	5,900	6,054
6.050% due 03/15/2039	12,000	11,999
6.200% due 09/15/2055	17,400	16,678
6.650% due 04/01/2029	6,995	7,348
Southern California Gas Co.
3.750% due 09/15/2042	4,900	3,816
3.950% due 02/15/2050	8,127	6,113
4.300% due 01/15/2049	1,942	1,564
5.050% due 09/01/2034	17,850	17,979
5.125% due 11/15/2040	1,300	1,244
5.200% due 06/01/2033	3,500	3,550
5.600% due 04/01/2054	9,785	9,539
6.000% due 06/15/2055	7,100	7,239

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		15,925	12,996
5.875% due 03/15/2041		7,500	7,680
Southern Power Co. 5.250% due 07/15/2043		1,000	937
Southwest Gas Corp. 4.050% due 03/15/2032		11,261	10,702
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	881
3.250% due 11/01/2051		550	356
3.850% due 02/01/2048		20,000	14,597
5.300% due 04/01/2033		7,000	7,069
6.200% due 03/15/2040		14,340	14,970
Southwestern Public Service Co.
3.150% due 05/01/2050		18,050	11,705
3.700% due 08/15/2047		3,465	2,547
3.750% due 06/15/2049		4,000	2,900
4.500% due 08/15/2041		3,900	3,381
5.150% due 06/01/2052		13,000	11,233
6.000% due 10/01/2036		2,000	2,078
6.000% due 06/01/2054		13,170	13,298
SW Finance PLC 7.000% due 04/16/2040	GBP	19,300	25,333
System Energy Resources, Inc.
5.300% due 12/15/2034		$4,100	4,054
6.000% due 04/15/2028		5,000	5,207
Tampa Electric Co. 4.450% due 06/15/2049		18,500	15,278
Targa Resources Partners LP 4.875% due 02/01/2031		12,800	12,704
Toledo Edison Co.
2.650% due 05/01/2028		16,667	15,630
6.150% due 05/15/2037		4,900	5,315
Union Electric Co.
3.900% due 04/01/2052		31,000	23,692
5.125% due 03/15/2055		8,300	7,685
5.450% due 03/15/2053		15,600	15,098
Verizon Communications, Inc.
2.987% due 10/30/2056		29,357	17,685
3.000% due 11/20/2060		500	295
3.400% due 03/22/2041 (l)		9,422	7,272
3.700% due 03/22/2061		1,400	967
3.850% due 11/01/2042		14,860	11,911
3.875% due 03/01/2052 (l)		29,380	21,880
4.862% due 08/21/2046		6,470	5,780
5.050% due 05/09/2033		65	66
5.500% due 02/23/2054		1,602	1,549
Virginia Electric & Power Co.
3.800% due 09/15/2047		12,700	9,547
4.000% due 11/15/2046		10,600	8,261
4.600% due 12/01/2048		4,744	4,027
5.350% due 01/15/2054		5,600	5,268
5.450% due 04/01/2053		10,600	10,081
6.000% due 05/15/2037		400	421
Vistra Operations Co. LLC
5.700% due 12/30/2034		3,000	3,057
6.000% due 04/15/2034		4,100	4,261
6.950% due 10/15/2033		5,067	5,569
Vodafone Group PLC
4.875% due 06/19/2049		25,855	22,266
5.125% due 06/19/2059		22,200	19,410
5.750% due 06/28/2054		18,873	18,095
5.875% due 06/28/2064		17,754	17,082
6.250% due 11/30/2032		2,650	2,870
7.000% due 04/04/2079 •		5,700	5,956
Wisconsin Public Service Corp.
2.850% due 12/01/2051		28,000	17,200
3.300% due 09/01/2049		3,100	2,121
Xcel Energy, Inc.
4.600% due 06/01/2032		9,171	8,975
5.450% due 08/15/2033		10,000	10,207
6.500% due 07/01/2036		6,900	7,406

			4,295,248

Total Corporate Bonds & Notes (Cost $22,409,453)			20,186,201

MUNICIPAL BONDS & NOTES 2.3%
CALIFORNIA 0.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044		7,000	7,878
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049		4,800	5,054
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		28,895	32,466

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

7.043% due 04/01/2050	15,775	17,901
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	4,767
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	2,637
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,620
7.550% due 04/01/2039	3,607	4,327
California State General Obligation Bonds, (BABs), Series 2010 7.625% due 03/01/2040	7,575	9,075
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	10,144
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,124
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	690	606
3.714% due 06/01/2041	13,800	10,566
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	2,410	2,588
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	14,200	15,566
7.618% due 08/01/2040	5,200	6,120
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	2,151
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	890	993
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	551
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	4,594
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	26,764
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,301
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,795	1,843
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	27,844	23,131
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	7,803	6,371

		206,138

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,212	2,391
6.655% due 04/01/2057	40,737	43,523

		45,914

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	930
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	14,975	16,598
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,430	2,641
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	5,000	5,337

		25,506

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	1,922

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	2,670	2,789

MICHIGAN 0.1%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	16,800	12,112
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	11,145
2.562% due 04/01/2050	7,000	4,329
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	7,400	5,814

		33,400

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2036 (e)	6,375	3,662

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

NEW JERSEY 0.0%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	920	1,055

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	5,273

NEW YORK 0.3%
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	460	445
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,140	1,155
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	452	458
5.389% due 03/15/2040	200	200
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	2,788
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	7,370	7,608
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	521
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	185
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	70,709
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	2,727

		86,796

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2009 6.449% due 02/15/2044	1,000	1,060
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	890	930
7.734% due 02/15/2033	7,325	8,529
8.084% due 02/15/2050	40,725	51,709
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	56

		62,284

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,300

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	15,483
Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (e)	19,795	13,859
0.000% due 02/15/2035 (e)	8,205	5,117
Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	22,067	22,582
5.169% due 04/01/2041	25,300	25,577
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.178% due 04/01/2030	16,000	16,314
University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	5,210

		104,142

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,358

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (e)	1,900	1,077
0.000% due 04/01/2037 (e)	2,150	1,140
0.000% due 04/01/2038 (e)	2,800	1,389
0.000% due 04/01/2039 (e)	2,500	1,160

		4,766

Total Municipal Bonds & Notes (Cost $627,863)		597,305

U.S. GOVERNMENT AGENCIES 16.5%
Freddie Mac
4.306% due 10/25/2052 ~	18,123	15,046
4.550% due 08/15/2032 ~	1	1

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Ginnie Mae
4.500% due 09/15/2033	3	3
8.500% due 09/15/2030	2	2
Ginnie Mae, TBA
3.500% due 07/01/2055	102,200	92,927
4.000% due 08/01/2055	171,300	159,264
4.500% due 07/01/2055 - 08/01/2055	116,600	111,592
5.000% due 07/01/2055 - 08/01/2055	123,400	121,192
6.000% due 07/01/2055 - 08/01/2055	47,800	48,465
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	6,041	5,558
4.000% due 10/01/2040 - 08/01/2049	566	535
5.500% due 08/01/2054 - 01/01/2055	38,266	38,288
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055 - 08/01/2055	192,090	166,222
4.000% due 07/01/2055 - 08/01/2055	1,400,731	1,302,383
4.500% due 07/01/2055 - 08/01/2055	1,260,638	1,205,454
5.000% due 07/01/2055 - 08/01/2055	1,066,481	1,044,675
5.500% due 08/01/2055	363	362

Total U.S. Government Agencies (Cost $4,252,867)		4,311,969

U.S. TREASURY OBLIGATIONS 20.9%
U.S. Treasury Bonds
1.875% due 02/15/2051	221,800	124,658
2.000% due 02/15/2050 (n)(p)	14,100	8,285
2.250% due 02/15/2052	84,300	51,518
2.375% due 02/15/2042 (l)(n)	629,200	457,940
2.500% due 02/15/2045 (l)(n)	498,818	351,316
2.500% due 02/15/2046 (n)(p)	185,185	128,385
2.500% due 05/15/2046 (n)(p)	189,000	130,602
2.750% due 11/15/2042 (n)(p)	100,000	76,207
2.750% due 08/15/2047 (l)(n)	216,500	154,408
2.750% due 11/15/2047 (n)	100,512	71,505
2.875% due 08/15/2045 (n)	170,392	127,455
2.875% due 05/15/2049 (l)(n)	633,400	454,885
2.875% due 05/15/2052 (n)(p)	79,743	56,144
3.000% due 02/15/2048 (n)(p)	17,600	13,082
3.000% due 08/15/2048 (n)	207,264	153,351
3.000% due 02/15/2049	151,900	111,967
3.125% due 02/15/2043 (l)(n)(p)	321,900	258,966
3.125% due 05/15/2048 (n)(p)	91,885	69,743
3.250% due 05/15/2042 (n)(p)	156,686	129,676
3.375% due 08/15/2042 (l)(n)(p)	122,000	102,437
3.375% due 11/15/2048 (n)(p)	57,500	45,504
3.875% due 02/15/2043 (l)(n)(p)	128,300	114,889
3.875% due 05/15/2043 (l)(n)	301,200	269,127
4.000% due 11/15/2052 (l)(n)	210,654	184,298
4.250% due 02/15/2054 (l)(n)	189,500	172,919
4.250% due 08/15/2054 (l)	138,500	126,522
4.500% due 11/15/2054 (l)(n)(p)	502,600	479,119
4.625% due 11/15/2044 (l)	96,900	94,886
4.625% due 05/15/2054 (l)	351,800	341,796
4.625% due 02/15/2055 (l)	539,600	525,435
4.750% due 02/15/2045 (l)	18,800	18,706
U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	35,800	16,041
0.000% due 02/15/2042 (a)(n)	17,670	7,798
0.000% due 05/15/2042 (a)	21,000	9,129
0.000% due 11/15/2042 (a)	26,900	11,371

Total U.S. Treasury Obligations (Cost $6,306,640)		5,450,070

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	20,220	17,959
BANK 2.283% due 09/15/2064	7,400	6,880
BIG Commercial Mortgage Trust 5.654% due 02/15/2039 •	5,013	5,003
BX Commercial Mortgage Trust 5.325% due 02/15/2039 •	8,158	8,158
COLT Mortgage Loan Trust 6.790% due 12/25/2067 þ	6,157	6,171
Countrywide Home Loan Mortgage Pass-Through Trust 5.094% due 02/25/2035 •	7	7
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.826% due 07/15/2038 •	3,000	2,707
DC Commercial Mortgage Trust 6.314% due 09/12/2040	2,000	2,088
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	6,910	6,382
4.248% due 07/05/2033	6,100	5,796
5.158% due 04/15/2037 •	976	966
Merrill Lynch Mortgage Investors Trust
5.381% due 01/25/2029 •	10	10

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.539% due 03/25/2028 •	2	2
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039	9,900	9,234
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	7,297	6,997
6.864% due 10/25/2063	5,001	5,055
One New York Plaza Trust 5.376% due 01/15/2036 •	8,000	7,782
OPEN Trust 7.401% due 11/15/2040 •	2,316	2,322
PRKCM Trust 7.225% due 11/25/2058 þ	940	954
Structured Adjustable Rate Mortgage Loan Trust 5.288% due 09/25/2034 ~	69	68
Towd Point Mortgage Trust 5.434% due 05/25/2058 •	799	818
VASA Trust 5.326% due 07/15/2039 •	1,000	973

Total Non-Agency Mortgage-Backed Securities (Cost $100,221)		96,332

ASSET-BACKED SECURITIES 0.6%
CMBS OTHER 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. 5.776% due 11/15/2036 •	9,329	9,352
LoanCore Issuer Ltd. 5.726% due 07/15/2036 •	877	877
MF1 LLC 6.055% due 03/19/2039 •	1,000	1,004
MF1 Ltd. 5.509% due 10/16/2036 •	5,973	5,973
PFP Ltd. 6.144% due 09/17/2039 •	4,230	4,246

		21,452

HOME EQUITY OTHER 0.0%
Finance America Mortgage Loan Trust 5.304% due 11/25/2034 •	3,238	3,251
Morgan Stanley ABS Capital, Inc. Trust 5.289% due 03/25/2034 •	1,986	2,027
Soundview Home Loan Trust 4.894% due 06/25/2036 •	4,468	4,323
Structured Asset Securities Corp. Mortgage Loan Trust 6.434% due 08/25/2037 •	11	11

		9,612

HOME EQUITY SEQUENTIAL 0.0%
RBSSP Resecuritization Trust 4.599% due 11/26/2036 •	25	25

OTHER ABS 0.5%
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	4,919	4,698
Allegro CLO Ltd. 5.519% due 01/19/2033 •	1,000	1,001
Ares CLO Ltd. 5.600% due 04/17/2033 •	17,100	17,155
Atlas Senior Loan Fund Ltd. 5.499% due 10/23/2032 •	5,622	5,630
BlueMountain CLO Ltd. 5.472% due 10/25/2030 •	7,752	7,757
Dryden Senior Loan Fund 5.419% due 10/19/2029 •	4,688	4,691
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	1,919	1,869
KKR CLO Ltd. 5.698% due 01/15/2031 •	2,317	2,320
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	9,281	9,026
LCM Ltd. 5.551% due 04/20/2031 •	1,297	1,299
Madison Park Funding Ltd. 5.521% due 04/20/2032 •	1,524	1,527
MAPS Ltd. 4.212% due 05/15/2043	1,212	1,210
Marble Point CLO Ltd. 5.469% due 01/20/2032 •	7,182	7,182
METAL LLC 4.581% due 10/15/2042	9,856	6,555
Octagon Investment Partners Ltd. 5.419% due 10/20/2030 •	4,058	4,062

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Pikes Peak CLO
5.466% due 07/15/2034 •		3,000	3,002
5.489% due 10/11/2034 •		3,000	3,003
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		212	212
Start Ltd. 4.089% due 03/15/2044		2,934	2,906
Symphony CLO Ltd. 5.479% due 01/23/2032 •		3,192	3,194
TIAA CLO Ltd. 5.409% due 01/20/2032 •		1,648	1,650
Trinitas CLO Ltd. 5.652% due 04/25/2033 •		4,900	4,907
Venture CLO Ltd.
5.664% due 04/20/2032 •		5,505	5,510
5.778% due 01/15/2032 •		1,826	1,828
Vertical Bridge Holdings LLC
2.636% due 09/15/2050		25,000	24,858
3.706% due 02/15/2057		7,100	6,321
Voya CLO Ltd.
5.469% due 07/20/2032 •		3,885	3,887
5.621% due 10/17/2032 •		1,956	1,958
Wind River CLO Ltd. 5.581% due 07/18/2031 •		185	186

			139,404

Total Asset-Backed Securities (Cost $174,607)			170,493

SOVEREIGN ISSUES 3.9%
Brazil Government International Bond 5.000% due 01/27/2045		46,630	35,561
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		11,500	12,038
Chile Government International Bond 4.000% due 01/31/2052		3,200	2,473
Colombia Government International Bond 6.125% due 01/18/2041		200	163
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	20,060
3.125% due 04/16/2030		13,700	13,132
3.125% due 09/30/2049		5,200	3,552
3.875% due 04/16/2050		12,600	9,826
Israel Government International Bond
3.800% due 05/13/2060		2,100	1,371
3.875% due 07/03/2050		18,000	12,679
4.125% due 01/17/2048		13,300	10,067
4.500% due 04/03/2120		4,600	3,267
5.375% due 03/12/2029		5,000	5,106
5.375% due 02/19/2030 (l)		17,400	17,754
5.500% due 03/12/2034		5,000	5,070
5.750% due 03/12/2054		20,000	18,550
Mexican Udibonos
2.750% due 11/27/2031 (g)	MXN	857,820	40,516
3.000% due 12/03/2026 (g)		130,913	6,833
4.000% due 11/30/2028 (g)		603,730	31,544
4.000% due 08/24/2034 (g)		238,024	11,802
Mexico Government International Bond
3.771% due 05/24/2061		$59,442	35,257
6.338% due 05/04/2053		1,564	1,439
6.400% due 05/07/2054		25,000	23,075
6.875% due 05/13/2037		8,200	8,573
7.375% due 05/13/2055		3,100	3,208
Peru Government International Bond
5.350% due 08/12/2040	PEN	2,700	655
5.375% due 02/08/2035		$1,800	1,801
5.400% due 08/12/2034	PEN	386,400	103,255
5.875% due 08/08/2054		$1,400	1,354
6.150% due 08/12/2032	PEN	121,496	35,477
6.900% due 08/12/2037		3,900	1,122
6.950% due 08/12/2031		88,832	27,267
7.300% due 08/12/2033		192,055	59,158
Qatar Government International Bond
4.400% due 04/16/2050		$6,800	5,758
5.103% due 04/23/2048		28,900	27,287
Republic of Poland Government International Bond 5.500% due 04/04/2053 (l)		12,600	11,756
Republic of South Africa Government International Bond
4.850% due 09/30/2029		7,300	7,046
5.750% due 09/30/2049		38,900	29,328
Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	9,218
2.875% due 04/13/2042		9,100	6,687
3.750% due 02/07/2034		2,900	2,922
5.250% due 03/10/2030		12,700	15,293
5.250% due 05/30/2032		8,700	10,099
5.625% due 02/22/2036 (l)		4,900	5,501

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.625% due 05/30/2037		9,700	10,770
Saudi Government International Bond
3.375% due 03/05/2032		5,000	5,871
3.450% due 02/02/2061		$13,100	8,140
3.750% due 03/05/2037 (l)	EUR	7,100	8,156
4.500% due 10/26/2046		$47,700	39,355
4.625% due 10/04/2047		14,800	12,372
5.000% due 04/17/2049		15,000	13,085
5.000% due 01/18/2053		25,000	21,340
5.125% due 01/13/2028		20,000	20,339
5.375% due 01/13/2031		20,000	20,756
5.750% due 01/16/2054		34,400	32,825
Ukraine Government International Bond
0.000% due 02/01/2030 (f)		25	12
0.000% due 02/01/2034 (f)		93	36
0.000% due 02/01/2035 (f)		79	37
0.000% due 02/01/2036 (f)		65	31
1.750% due 02/01/2034		137	71
1.750% due 02/01/2035		182	93
1.750% due 02/01/2036		137	68
United Kingdom Gilt 4.375% due 07/31/2054	GBP	101,327	120,559

Total Sovereign Issues (Cost $1,091,158)			1,007,816

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
MNSN Holdings, Inc. «(c)(k)		14,866	60

INDUSTRIALS 0.0%
Foresea Holdings SA «		179,471	3,679

Total Common Stocks (Cost $3,878)			3,739

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		20,200	23,717

Total Convertible Preferred Securities (Cost $24,500)			23,717

PREFERRED SECURITIES 2.7%
BANKING & FINANCE 2.6%
American Express Co. 3.550% due 09/15/2026 •(h)		6,400,000	6,262
Banco Santander SA 8.000% due 02/01/2034 •(h)(i)		15,000,000	15,883
Bank of America Corp. 5.875% due 03/15/2028 •(h)		93,500,000	95,010
Capital One Financial Corp. 3.950% due 09/01/2026 •(h)		5,700,000	5,568
Charles Schwab Corp.
4.000% due 06/01/2026 •(h)		11,000,000	10,842
4.000% due 12/01/2030 •(h)		57,000,000	52,882
5.000% due 12/01/2027 •(h)		8,150,000	7,991
Citigroup, Inc.
3.875% due 02/18/2026 •(h)		40,000,000	39,516
4.000% due 12/10/2025 •(h)		3,000,000	2,981
6.950% due 02/15/2030 •(h)		26,469,000	27,046
7.000% due 08/15/2034 •(h)		17,100,000	17,979
7.125% due 08/15/2029 •(h)		9,000,000	9,286
7.200% due 05/15/2029 •(h)		9,400,000	9,737
7.625% due 11/15/2028 •(h)		5,100,000	5,372
CoBank ACB
4.250% due 01/01/2027 •(h)		12,600,000	12,174
6.450% due 10/01/2027 •(h)		15,000,000	15,141
7.125% due 01/01/2030 •(h)		15,000,000	15,379
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(h)		8,500,000	8,245
Farm Credit Bank of Texas 7.750% due 06/15/2029 •(h)		4,000,000	4,164
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(h)		21,900,000	21,465
6.125% due 11/10/2034 •(h)		32,000,000	31,995
6.850% due 02/10/2030 •(h)		15,000,000	15,512
7.500% due 02/10/2029 •(h)		3,500,000	3,720
7.500% due 05/10/2029 •(h)		10,000,000	10,545

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(h)	26,000,000	25,619
4.625% due 06/01/2026 (h)	829,000	16,207
6.500% due 04/01/2030 •(h)	41,000,000	42,337
6.875% due 06/01/2029 •(h)	18,050,000	19,079
7.036% due 10/01/2025 ~(h)	12,700,000	12,784
MetLife Capital Trust 8.252% due 12/15/2067	23,640,000	25,974
Morgan Stanley 6.500% due 10/15/2027 (h)	618,300	15,909
Nationwide Building Society 10.250% ~	3,993	713
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(h)	2,700,000	2,614
6.250% due 03/15/2030 •(h)	1,100,000	1,135
State Street Corp. 6.700% due 03/15/2029 •(h)	11,900,000	12,414
U.S. Bancorp 5.300% due 04/15/2027 •(h)	13,555,000	13,571
Wells Fargo & Co.
3.900% due 03/15/2026 •(h)	26,874,000	26,654
6.850% due 09/15/2029 •(h)	20,000,000	20,986

		680,691

INDUSTRIALS 0.1%
SVB Financial Trust
0.000% due 11/07/2032 (e)	516,000	10
11.000% due 11/07/2032	16,945	8,981

		8,991

UTILITIES 0.0%
Sempra 4.875% due 10/15/2025 •(h)	7,450,000	7,431

Total Preferred Securities (Cost $717,806)		697,113

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (j)	13,197,684	13,198

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
4.343% due 08/07/2025 - 09/16/2025 (d)(e)(p)	$2,716	2,696

Total Short-Term Instruments (Cost $15,894)		15,894

Total Investments in Securities (Cost $35,796,265)		32,631,333

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	90,934,976	885,434

Total Short-Term Instruments (Cost $885,435)		885,434

Total Investments in Affiliates (Cost $885,435)		885,434

Total Investments 128.7% (Cost $36,681,700)		$33,516,767
Financial Derivative Instruments (m)(o) 0.0%(Cost or Premiums, net $491,067)		794
Other Assets and Liabilities, net (28.7)%		(7,468,073)

Net Assets 100.0%		$26,049,488

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	Coupon represents a 7-Day Yield.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	$9,909	$10,061	0.04%
Credit Opportunities Partners LLC 6.520% due 03/20/2028	03/20/2025	6,900	6,946	0.03
Credit Opportunities Partners LLC 6.740% due 03/20/2030	02/20/2025	8,200	8,290	0.03
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	2,600	2,615	0.01
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	1,700	1,717	0.01
Hardwood Funding LLC 5.160% due 06/07/2032	03/11/2025	4,200	4,250	0.02
MNSN Holdings, Inc.	04/26/2022	289	60	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020 - 08/23/2021	55,277	43,107	0.17
National Football League 5.580% due 10/05/2033	03/14/2024	10,000	10,105	0.04
National Football League 5.680% due 10/05/2035	03/14/2024	5,000	5,063	0.02
National Football League 5.890% due 10/05/2043	03/14/2024	5,000	4,888	0.02
National Football League 5.250% due 10/05/2034	06/27/2025	34,600	34,735	0.13
National Football League 5.420% due 10/05/2037	06/27/2025	12,000	12,061	0.05
Pantheon Senior Debt Secondaries 6.317% due 03/26/2026	03/18/2025	8,700	8,700	0.03
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	24,000	26,408	0.10
Project Alpha Investindustrial 4.256% due 02/27/2026	02/28/2025	5,392	6,122	0.02

$193,767	$185,128	0.72%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	4.390%	07/01/2025	07/02/2025	$(297,000)	$(297,000)
BOO	4.460	06/30/2025	07/01/2025	(292,916)	(292,953)
BRC	(1.000)	12/31/2024	TBD(2)	(2,377)	(2,365)
(1.000)	04/22/2025	TBD(2)	(635)	(633)
1.500	06/11/2025	TBD(2)	EUR	(3,645)	(4,297)
3.000	04/24/2025	TBD(2)	$(702)	(706)
3.250	12/20/2024	TBD(2)	(1,216)	(1,237)
3.750	12/20/2024	TBD(2)	(2,757)	(2,813)
4.100	04/11/2025	TBD(2)	(13,805)	(13,932)
4.200	12/20/2024	TBD(2)	(8,966)	(9,167)
4.250	12/20/2024	TBD(2)	(5,335)	(5,457)
4.300	12/20/2024	TBD(2)	(9,834)	(10,061)
4.300	01/07/2025	TBD(2)	(6,848)	(6,987)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.400	12/20/2024	TBD(2)	(137,673)	(140,921)
4.400	04/28/2025	TBD(2)	(4,851)	(4,882)
4.410	06/30/2025	07/03/2025	(137,157)	(137,174)
DEU	4.440	06/30/2025	07/03/2025	(49,313)	(49,319)
4.450	06/26/2025	07/03/2025	(49,000)	(49,030)
4.470	06/26/2025	07/01/2025	(18,871)	(18,882)
4.480	07/01/2025	07/02/2025	(19,035)	(19,035)
JML	1.500	06/11/2025	TBD(2)	EUR	(452)	(533)
2.000	03/12/2025	TBD(2)	$(2,719)	(2,736)
2.750	12/20/2024	TBD(2)	(951)	(965)
JPS	4.250	06/23/2025	08/01/2025	(1,773)	(1,775)
4.300	06/23/2025	08/01/2025	(37,177)	(37,213)
4.850	06/30/2025	07/01/2025	(806,466)	(806,575)
MEI	2.750	06/23/2025	08/01/2025	(6,528)	(6,532)
4.300	03/26/2025	TBD(2)	(9,425)	(9,534)
MYI	1.650	06/24/2025	TBD(2)	EUR	(3,616)	(4,261)
NOM	4.300	06/26/2025	TBD(2)	$(3,452)	(3,454)
NXN	4.440	06/10/2025	07/16/2025	(1,067,671)	(1,070,436)
STR	4.480	07/01/2025	07/02/2025	(420,598)	(420,597)
4.490	06/30/2025	07/01/2025	(487,669)	(487,730)

Total Reverse Repurchase Agreements	$(3,919,192)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

GSC	4.450%	06/24/2025	07/03/2025	$(809)	$(810)
TDM	4.450	06/24/2025	07/18/2025	(4,451)	(4,455)
UBS	4.440	06/13/2025	08/15/2025	(564)	(565)
4.450	05/22/2025	07/07/2025	(23,491)	(23,607)
4.450	06/06/2025	07/07/2025	(2,091)	(2,098)
4.450	06/06/2025	07/15/2025	(920)	(923)
4.450	06/10/2025	07/07/2025	(992)	(994)
4.450	06/13/2025	07/07/2025	(20,000)	(20,044)
4.450	06/17/2025	07/29/2025	(93,517)	(93,679)
4.450	06/20/2025	07/16/2025	(53,712)	(53,785)
4.450	06/30/2025	08/18/2025	(122,310)	(122,326)
4.460	06/06/2025	07/02/2025	(8,868)	(8,895)

Total Sale-Buyback Transactions	$(332,181)

(l)	Securities with an aggregate market value of $3,550,552 and cash of $160 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(3,278,154) at a weighted average interest rate of 4.397%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1,199) of deferred price drop.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	371	$371	$(78)	$(75)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	371	371	(95)	(110)
Put - EUREX Euro-Bobl July 2025 Futures	117.250	07/25/2025	136	136	(30)	(29)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	136	136	(25)	(18)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	90	90	(41)	(36)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	90	90	(47)	(15)

$(316)	$(283)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	390	$390	$(129)	$(12)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	746	746	(318)	(23)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	401	401	(131)	(25)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	373	373	(93)	(47)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	1,147	1,147	(439)	(609)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	373	373	(116)	(163)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	390	390	(134)	(293)

$(1,360)	$(1,172)

Total Written Options	$(1,676)	$(1,455)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	5,193	$1,258,913	$12,313	$454	$0
3-Month SOFR Active Contract December Futures	03/2028	7,248	1,753,744	15,545	544	0
3-Month SOFR Active Contract June Futures	09/2027	6,992	1,693,899	15,447	524	0
3-Month SOFR Active Contract March Futures	06/2027	10,307	2,498,288	24,039	773	0
3-Month SOFR Active Contract September Futures	12/2026	958	232,159	2,252	84	0
3-Month SOFR Active Contract September Futures	12/2027	9,554	2,313,143	19,675	717	0
Japan Government 10-Year Bond September Futures	09/2025	204	196,938	572	0	(269)
U.S. Treasury 2-Year Note September Futures	09/2025	520	108,172	447	28	0
U.S. Treasury 5-Year Note September Futures	09/2025	24,161	2,633,549	21,246	3,209	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	4,577	522,994	9,154	2,217	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	12,284	1,463,332	41,353	16,507	0

$162,043	$25,057	$(269)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	3,465	$(480,323)	$1,726	$1,020	$(327)

Total Futures Contracts	$163,769	$26,077	$(596)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin(8)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.736%	$7,500	$305	$(434)	$(129)	$0	$(4)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.573	12,500	269	(619)	(350)	1	0

$574	$(1,053)	$(479)	$1	$(4)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin(8)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.201%	$11,600	$2,127	$(1,846)	$281	$0	$0
AES Corp.	5.000	Quarterly	06/20/2027	0.536	15,000	2,072	(773)	1,299	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.426	87,600	(468)	1,903	1,435	19	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.239	16,300	110	(46)	64	1	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359	31,000	393	(97)	296	0	(2)
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	13,400	78	(16)	62	2	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.355	1,600	(4)	46	42	0	(1)
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	0.893	9,000	(19)	2,265	2,246	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	$5,200	62	(15)	47	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	5,100	68	(1)	67	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.750	1,600	227	(34)	193	1	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.281	EUR	5,000	1,153	55	1,208	3	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321	$11,700	73	7	80	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.242	4,900	890	(772)	118	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.241	8,100	29	2	31	0	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley	1.000	Quarterly	06/20/2026	0.290	33,000	209	26	235	1	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.246	15,900	469	(349)	120	0	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.165	10,800	1,877	(1,359)	518	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.283	EUR	7,700	82	110	192	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.312	$10,000	240	(138)	102	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416	45,200	(132)	891	759	15	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462	9,700	(24)	198	174	2	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	EUR	13,350	106	10	116	9	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.160	$10,900	78	58	136	0	(2)

$9,696	$125	$9,821	$54	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Variation Margin(8)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$36,892	$(1,371)	$1,495	$124	$58	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	276	(8)	10	2	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	32,292	(1,171)	1,355	184	57	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	5,100	(223)	201	(22)	11	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	1,600	(61)	46	(15)	4	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	2,000	(58)	28	(30)	4	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	1,600	(58)	19	(39)	3	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	81,680	1,150	535	1,685	18	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	38,800	566	288	854	13	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	31,565	587	126	713	12	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	1,595,710	34,154	2,268	36,422	795	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	17,121,750	298,564	85,873	384,437	9,467	0
CDX.iTraxx Main 43 5-Year Index	1.000	Quarterly	06/20/2030	EUR	271,800	6,088	835	6,923	270	0

$338,152	$93,086	$431,238	$10,712	$0

INTEREST RATE SWAPS
Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	425,620	$(12,550)	$7,258	$(5,292)	$0	$(24)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	4,200	(12)	(20)	(32)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	$500,000	7,081	(3,012)	4,069	0	(827)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	275,000	1,177	14,209	15,386	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	776,800	60,943	(23,334)	37,609	0	(291)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	584,500	37,865	(18,002)	19,863	0	(188)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	593,560	(10,846)	4,459	(6,387)	0	(866)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	2,354,200	54,136	(2,770)	51,366	0	(3,570)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031	785,750	(502)	(7,865)	(8,367)	0	(1,600)
Receive	1-Day USD-SOFR Compounded-OIS	3.704	Annual	04/30/2031	344,000	0	(3,846)	(3,846)	0	(701)
Receive	1-Day USD-SOFR Compounded-OIS	3.769	Annual	04/30/2031	218,500	0	(3,290)	(3,290)	0	(453)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	510,660	18,869	(23,345)	(4,476)	0	(1,810)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	301,000	(14,925)	13,811	(1,114)	0	(1,127)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052	142,842	(273)	(3,490)	(3,763)	0	(1,193)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054	71,000	0	2,130	2,130	0	(567)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	249,200	4,161	15,191	19,352	0	(1,917)
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	940,100	7,578	10,300	17,878	0	(269)
Pay	6-Month EUR-EURIBOR	0.050	Annual	09/20/2028	EUR	144,200	0	(12,712)	(12,712)	0	(124)
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	733,970	(10,668)	9,383	(1,285)	0	(804)
Receive(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	182,470	9,186	13,157	22,343	693	0
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030	MXN	72,200	0	0	0	10	0

$151,220	$(11,788)	$139,432	$703	$(16,372)

Total Swap Agreements	$499,642	$80,370	$580,012	$11,470	$(16,382)

(n)

Securities with an aggregate market value of $1,053,328 and cash of $25,791 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)	Future styled option variation margin asset of $26 and liability of $(18) is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(8)	Unsettled variation margin asset of $6 and liability of $(25) for closed swap agreements is outstanding at period end.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	EUR	4,027	$4,716	$0	$(28)
08/2025	$4,726	EUR	4,027	28	0
BOA	07/2025	EUR	112,358	$127,757	0	(4,596)
08/2025	PEN	9,936	2,698	0	(103)
BPS	08/2025	$3	JPY	392	0	0
BRC	07/2025	2,110	EUR	1,843	61	0
07/2025	250,498	GBP	184,107	2,216	0
08/2025	GBP	184,107	$250,533	0	(2,219)
08/2025	PEN	36,589	9,918	0	(398)
09/2025	$1,143	MXN	21,996	20	0
11/2025	PEN	52,402	$14,222	0	(506)
BSH	07/2025	69,236	18,775	0	(762)
07/2025	$2,784	PEN	10,068	57	0
09/2025	PEN	14,584	$3,952	0	(155)
11/2025	158,800	42,940	0	(1,699)
12/2025	10,106	2,784	0	(56)
CBK	07/2025	10,063	2,753	0	(87)
07/2025	$5,676	EUR	4,908	105	0
07/2025	36,166	PEN	129,044	254	0
08/2025	PEN	76,416	$21,145	0	(396)
09/2025	108,918	30,122	0	(546)
10/2025	60,025	16,761	0	(126)
11/2025	$22	PEN	82	1	0
12/2025	PEN	72,164	$19,740	0	(530)
DUB	07/2025	$122,935	EUR	105,969	1,892	0
08/2025	EUR	105,737	$122,935	0	(1,890)
09/2025	MXN	1	0	0	0
09/2025	PEN	14,412	3,919	0	(141)
FAR	07/2025	AUD	2,789	1,803	0	(33)
07/2025	JPY	81,780	562	0	(6)
07/2025	PEN	59,854	16,277	0	(619)
07/2025	$2,445	AUD	3,789	49	0
08/2025	JPY	147,647	$1,023	0	(6)
08/2025	$546	JPY	79,161	6	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

	09/2025	MXN	1,653,257		$84,907		0	(2,488)
	09/2025	PEN	80,127		21,847		0	(723)
JPM	08/2025		$2,666	EUR	2,269		13	0
MBC	07/2025		6,882		5,934		108	0
	07/2025		4,364	GBP	3,205		37	(2)
	08/2025		15	JPY	2,082		0	0
MYI	07/2025	JPY	61,796		$426		0	(3)
	08/2025		50,000		348		0	(1)
	08/2025		$426	JPY	61,569		3	0
RBC	07/2025	AUD	1,000		$642		0	(16)
RYL	07/2025		$1,063	JPY	153,000		0	0
SCX	07/2025	JPY	6,943		$48		0	0
	08/2025		$48	JPY	6,917		0	0
SSB	07/2025	GBP	186,246		$252,180		0	(3,470)
	10/2025	PEN	79,889		21,687		0	(786)
UAG	09/2025		$1,399	MXN	27,129		35	0

Total Forward Foreign Currency Contracts							$4,885	$(22,391)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850%	07/16/2025	44,400	$(61)	$(3)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	84,500	(96)	(6)
JPM	Put - OTC CDX.IG-44 5-Year Index		Sell	1.000	07/16/2025	40,300	(41)	(3)
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850	07/16/2025	46,000	(56)	(3)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	39,000	(47)	(3)

							$(301)	$(18)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	19,000	$(61)	$(174)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	19,000	(61)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	20,300	(64)	(102)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	20,300	(64)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	18,600	(59)	(144)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	18,600	(59)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	20,900	(66)	(75)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	20,900	(66)	(39)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	19,600	(71)	(92)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	19,600	(66)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	18,500	(62)	(71)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	18,500	(56)	(32)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	9,000	(24)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	9,000	(24)	(11)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	11,700	(36)	(13)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	11,700	(36)	(19)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	23,600	(88)	(161)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	23,600	(88)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	23,200	(76)	(242)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	23,200	(76)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	9,900	(36)	(37)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	20,000	(62)	(177)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	9,900	(36)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	20,000	(62)	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	26,600	(80)	(116)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	26,600	(79)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	19,400	(56)	(135)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	19,400	(56)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	9,700	(34)	(40)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	9,700	(34)	(14)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	18,200	(60)	(60)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	18,200	(60)	(46)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	17,600	(54)	(73)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	17,600	(54)	(41)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	19,500	(64)	(186)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	19,500	(64)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	21,000	(75)	(87)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	21,000	(75)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	20,000	(75)	(106)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	20,000	(75)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	20,000	(75)	(66)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	20,000	(75)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	29,600	(88)	(141)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	29,600	(88)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	18,400	(53)	(124)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	18,400	(53)	(3)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	24,800	(80)	(93)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	24,800	(80)	(55)

$(2,986)	$(2,828)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	$92.469	07/07/2025	$8,500	$(46)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	8,500	(40)	(3)

$(86)	$(3)

Total Written Options	$(3,373)	$(2,849)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	1.050%	$1,400	$(37)	$36	$0	$(1)
Italy Government International Bond	1.000	Quarterly	12/20/2026	0.160	43,300	80	458	538	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	1,100	(30)	30	0	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	700	(62)	57	0	(5)
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.818	9,300	(242)	261	19	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.162	8,400	183	(147)	36	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	1,100	(29)	29	0	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	300	(11)	10	0	(1)
Italy Government International Bond	1.000	Quarterly	12/20/2026	0.160	13,100	9	154	163	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.818	9,400	(245)	264	19	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	12,300	(498)	464	0	(34)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	5,700	(508)	465	0	(43)
Equinix, Inc.	5.000	Quarterly	06/20/2027	0.720	8,800	1,230	(500)	730	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	5,200	(55)	93	38	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	200	(8)	7	0	(1)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	9,300	(73)	129	56	0
Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.843	73,600	(936)	76	0	(860)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	3,400	(192)	182	0	(10)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	4,000	(357)	327	0	(30)
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	1,500	(21)	27	6	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	23,100	65	111	176	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	16,700	(57)	209	152	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	7,200	(139)	207	68	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	31,300	(330)	560	230	0

$(2,263)	$3,509	$2,231	$(985)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,800	$(53)	$61	$8	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,627	(322)	328	6	0
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	261	33	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,981	(420)	428	8	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(139)	160	21	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	49	40	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	106	14	0

$(1,263)	$1,393	$130	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iBoxx USD Liquid Investment Grade Index	2,707,216	3.630% (FEDL01 less a specified spread)	Monthly	09/24/2025	$296,738	$0	$678	$678	$0

Total Swap Agreements	$(3,526)	$5,580	$3,039	$(985)

(p)

Securities with an aggregate market value of $21,181 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,095	$56,589	$70,684
Corporate Bonds & Notes
Banking & Finance	0	7,410,294	51,522	7,461,816
Industrials	0	8,352,224	76,913	8,429,137
Utilities	5,000	4,290,248	0	4,295,248
Municipal Bonds & Notes
California	0	206,138	0	206,138
Georgia	0	45,914	0	45,914
Illinois	0	25,506	0	25,506
Indiana	0	1,922	0	1,922
Massachusetts	0	2,789	0	2,789
Michigan	0	33,400	0	33,400
Nevada	0	3,662	0	3,662
New Jersey	0	1,055	0	1,055
New Mexico	0	5,273	0	5,273
New York	0	86,796	0	86,796
Ohio	0	62,284	0	62,284
Pennsylvania	0	12,300	0	12,300
Texas	0	104,142	0	104,142
Virginia	0	1,358	0	1,358
Wisconsin	0	4,766	0	4,766
U.S. Government Agencies	0	4,311,969	0	4,311,969
U.S. Treasury Obligations	0	5,450,070	0	5,450,070
Non-Agency Mortgage-Backed Securities	0	96,332	0	96,332
Asset-Backed Securities
CMBS Other	0	21,452	0	21,452
Home Equity Other	0	9,612	0	9,612
Home Equity Sequential	0	25	0	25
Other ABS	0	139,404	0	139,404
Sovereign Issues	0	1,007,816	0	1,007,816
Common Stocks
Financials	0	0	60	60
Industrials	0	0	3,679	3,679
Convertible Preferred Securities
Banking & Finance	23,717	0	0	23,717
Preferred Securities
Banking & Finance	32,116	648,575	0	680,691
Industrials	0	8,991	0	8,991
Utilities	0	7,431	0	7,431
Short-Term Instruments
Mutual Funds	0	13,198	0	13,198
U.S. Treasury Bills	0	2,696	0	2,696

	$60,833	$32,381,737	$188,763	$32,631,333
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$885,434	$0	$0	$885,434

Total Investments	$946,267	$32,381,737	$188,763	$33,516,767

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,020	36,527	0	37,547
Over the counter	0	7,924	0	7,924

	$1,020	$44,451	$0	$45,471
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(694)	(17,739)	0	(18,433)
Over the counter	0	(26,225)	0	(26,225)

	$(694)	$(43,964)	$0	$(44,658)

Total Financial Derivative Instruments	$326	$487	$0	$813

Totals	$946,593	$32,382,224	$188,763	$33,517,580

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Low Duration Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.0% ¤
CORPORATE BONDS & NOTES 21.5%
BANKING & FINANCE 14.3%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	$4,800	$4,678
3.875% due 01/23/2028	500	492
American Express Co.
2.550% due 03/04/2027	6,250	6,088
6.338% due 10/30/2026 •	900	905
American Tower Corp. 5.800% due 11/15/2028	2,600	2,714
Athene Global Funding
4.860% due 08/27/2026	4,400	4,420
5.380% due 01/07/2030	2,500	2,558
Aviation Capital Group LLC 4.125% due 08/01/2025	800	799
Banco Santander SA 5.552% due 03/14/2028 •	2,000	2,033
Bank of America Corp.
1.658% due 03/11/2027 •	6,100	5,985
1.734% due 07/22/2027 •	3,000	2,917
2.592% due 04/29/2031 •	7,000	6,401
4.271% due 07/23/2029 •	2,000	1,994
4.827% due 07/22/2026 •	8,000	8,000
Bank of Nova Scotia 4.404% due 09/08/2028 •	2,800	2,805
Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028	2,200	2,242
5.896% due 07/13/2026	2,500	2,538
Barclays PLC
4.375% due 01/12/2026	7,000	6,996
4.972% due 05/16/2029 •	1,800	1,819
6.490% due 09/13/2029 •	4,300	4,547
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	2,500	2,304
BNP Paribas SA 1.904% due 09/30/2028 •	10,500	9,912
BPCE SA
5.281% due 05/30/2029	1,700	1,750
5.975% due 01/18/2027 •	1,500	1,510
Brighthouse Financial Global Funding 5.550% due 04/09/2027	5,000	5,080
Brookfield Finance, Inc. 4.250% due 06/02/2026	1,070	1,068
Capital One Financial Corp. 7.149% due 10/29/2027 •	950	982
Chubb INA Holdings LLC 4.650% due 08/15/2029	3,800	3,867
CNO Global Funding 5.875% due 06/04/2027	1,000	1,027
Cooperatieve Rabobank UA
4.494% due 10/17/2029	4,000	4,046
4.655% due 08/22/2028 •	900	905
COPT Defense Properties LP 2.900% due 12/01/2033	750	617
Corebridge Financial, Inc. 3.850% due 04/05/2029	3,900	3,823
Corebridge Global Funding
5.750% due 07/02/2026	1,000	1,013
5.900% due 09/19/2028	2,000	2,092
Deutsche Bank AG
3.035% due 05/28/2032 •	3,400	3,051
7.146% due 07/13/2027 •	5,000	5,127
DOC Dr. LLC 4.300% due 03/15/2027	700	699
Equinix, Inc. 3.200% due 11/18/2029	600	570
Equitable America Global Funding
4.650% due 06/09/2028	1,600	1,610
4.950% due 06/09/2030	2,100	2,124
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	605
5.625% due 08/16/2032	1,500	1,542

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

GA Global Funding Trust 1.950% due 09/15/2028	3,600	3,326
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	97
2.640% due 02/24/2028 •	6,125	5,951
3.691% due 06/05/2028 •	6,500	6,410
5.727% due 04/25/2030 •	4,600	4,789
6.249% due 03/15/2028 ~	5,000	5,097
Guardian Life Global Funding 5.737% due 10/02/2028	4,000	4,185
Healthpeak OP LLC 3.250% due 07/15/2026	1,000	988
HSBC Holdings PLC
3.973% due 05/22/2030 •	2,600	2,533
4.292% due 09/12/2026 •	1,300	1,299
4.755% due 06/09/2028 •	3,350	3,364
5.887% due 08/14/2027 •	9,000	9,130
ING Groep NV 5.335% due 03/19/2030 •	3,300	3,385
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034	400	331
Jackson National Life Global Funding
4.600% due 10/01/2029	1,700	1,698
4.700% due 06/05/2028	3,700	3,724
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,689
3.540% due 05/01/2028 •	4,300	4,238
4.851% due 07/25/2028 •	10,000	10,106
5.571% due 04/22/2028 •	4,500	4,594
6.087% due 10/23/2029 •	5,000	5,256
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	4,100	4,015
5.985% due 08/07/2027 •	3,700	3,757
MassMutual Global Funding
4.850% due 01/17/2029	6,300	6,405
4.950% due 01/10/2030	3,000	3,067
Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •	1,000	995
5.422% due 02/22/2029 •	5,000	5,132
Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,465
3.125% due 07/27/2026	1,000	988
5.164% due 04/20/2029 •	5,400	5,507
5.652% due 04/13/2028 •	8,000	8,181
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028	3,000	3,086
National Securities Clearing Corp. 4.700% due 05/20/2030	2,700	2,746
NatWest Group PLC 1.642% due 06/14/2027 •	5,500	5,354
NLG Global Funding 5.400% due 01/23/2030	2,500	2,575
Nomura Holdings, Inc. 2.999% due 01/22/2032	1,000	886
Northwestern Mutual Global Funding
4.900% due 06/12/2028	2,000	2,041
4.960% due 01/13/2030	1,500	1,533
Northwestern University 4.940% due 12/01/2035	4,300	4,332
Pacific Life Global Funding
1.375% due 04/14/2026	1,200	1,173
4.500% due 08/28/2029	2,500	2,514
PNC Financial Services Group, Inc.
5.222% due 01/29/2031 •	2,800	2,874
5.300% due 01/21/2028 •	3,250	3,300
Principal Life Global Funding 4.800% due 01/09/2028	3,800	3,847
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029	3,400	3,494
Protective Life Global Funding
4.992% due 01/12/2027	1,800	1,818
5.432% due 01/14/2032	3,000	3,100
Realty Income Corp. 3.400% due 01/15/2030	700	670
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	300	298
RGA Global Funding
5.448% due 05/24/2029	2,000	2,065
6.000% due 11/21/2028	5,000	5,248
Sammons Financial Group Global Funding
4.950% due 06/12/2030	3,000	3,035
5.050% due 01/10/2028	1,500	1,523
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	484
3.244% due 10/05/2026	1,000	985
4.400% due 07/13/2027	300	300

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	1,000	971
3.823% due 11/03/2028 •	300	294
Sumitomo Mitsui Financial Group, Inc. 5.716% due 09/14/2028	3,000	3,120
SURA Asset Management SA 4.375% due 04/11/2027	208	207
UBS Group AG
3.091% due 05/14/2032 •	3,900	3,541
4.703% due 08/05/2027 •	4,100	4,109
6.442% due 08/11/2028 •	5,650	5,872

		330,352

INDUSTRIALS 3.2%
Adventist Health System 2.952% due 03/01/2029	2,500	2,325
American Airlines Pass-Through Trust 3.375% due 11/01/2028	949	926
Bayer U.S. Finance LLC 6.125% due 11/21/2026	6,200	6,303
Comcast Corp. 5.100% due 06/01/2029	2,800	2,891
Dell International LLC 6.020% due 06/15/2026	1,154	1,165
Elevance Health, Inc. 4.750% due 02/15/2030	1,000	1,012
Enbridge, Inc. 5.900% due 11/15/2026	2,600	2,647
Eni SpA 5.500% due 05/15/2034	5,400	5,444
FactSet Research Systems, Inc. 3.450% due 03/01/2032	500	456
Fiserv, Inc. 4.750% due 03/15/2030	6,250	6,295
Global Payments, Inc. 2.900% due 11/15/2031	500	442
HCA, Inc. 3.125% due 03/15/2027	2,000	1,959
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,455	2,154
Leland Stanford Junior University 4.679% due 03/01/2035	3,400	3,381
Marriott International, Inc. 2.750% due 10/15/2033	900	767
Mars, Inc. 4.600% due 03/01/2028	2,000	2,017
Meta Platforms, Inc. 4.300% due 08/15/2029	3,300	3,331
ONE Gas, Inc. 5.100% due 04/01/2029	1,800	1,844
Philip Morris International, Inc. 4.125% due 04/28/2028	4,400	4,392
Reliance, Inc. 2.150% due 08/15/2030	500	444
RTX Corp. 5.750% due 11/08/2026	3,000	3,056
Snam SpA 5.000% due 05/28/2030	1,600	1,614
Sutter Health 2.294% due 08/15/2030	2,800	2,531
T-Mobile USA, Inc. 4.200% due 10/01/2029	2,600	2,583
United Airlines Pass-Through Trust
2.700% due 11/01/2033	303	271
2.900% due 11/01/2029	1,126	1,046
4.550% due 08/25/2031	1,120	1,053
5.875% due 04/15/2029	1,033	1,055
Weir Group, Inc. 5.350% due 05/06/2030	1,100	1,116
Woodside Finance Ltd.
3.700% due 03/15/2028	700	683
5.100% due 09/12/2034	2,000	1,938
WRKCo, Inc. 3.900% due 06/01/2028	800	790
Yale University 4.701% due 04/15/2032	5,300	5,378

		73,309

UTILITIES 4.0%
AES Corp. 5.450% due 06/01/2028	2,000	2,044
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041	2,300	2,283

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	165	160
Consumers Energy Co.
4.700% due 01/15/2030	1,500	1,523
4.900% due 02/15/2029	3,500	3,575
DTE Electric Co. 4.250% due 05/14/2027	2,600	2,605
Empire District Bondco LLC 4.943% due 01/01/2035	5,835	5,886
Entergy Arkansas LLC 5.450% due 06/01/2034	3,500	3,607
Florida Power & Light Co. 5.150% due 06/15/2029	5,350	5,539
National Rural Utilities Cooperative Finance Corp. 5.100% due 05/06/2027	3,500	3,558
NBN Co. Ltd. 1.450% due 05/05/2026	1,000	975
NorthWestern Corp. 5.073% due 03/21/2030	2,000	2,033
NSTAR Electric Co. 5.600% due 10/01/2028	3,500	3,569
Ohio Edison Co. 4.950% due 12/15/2029	1,250	1,268
Pacific Gas & Electric Co.
4.400% due 03/01/2032	3,000	2,816
5.000% due 06/04/2028	1,500	1,505
5.450% due 06/15/2027	1,600	1,619
PG&E Recovery Funding LLC 4.838% due 06/01/2035	3,675	3,698
Pinnacle West Capital Corp. 5.150% due 05/15/2030	500	512
Southern California Edison Co.
4.875% due 02/01/2027	7,000	7,043
5.300% due 03/01/2028	2,100	2,128
Southern California Gas Co. 5.450% due 06/15/2035	3,100	3,167
Swepco Storm Recovery Funding LLC 4.880% due 09/01/2041	3,700	3,679
System Energy Resources, Inc. 5.300% due 12/15/2034	4,200	4,153
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/2036	9,161	9,080
Trans-Allegheny Interstate Line Co. 5.000% due 01/15/2031	2,300	2,341
Verizon Communications, Inc. 5.401% due 07/02/2037	812	817
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,085
5.088% due 05/01/2029	5,349	5,380

		91,648

Total Corporate Bonds & Notes (Cost $493,640)		495,309

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.332% due 06/01/2027	2,000	1,921
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	2,600	2,482

		4,403

FLORIDA 0.2%
Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	2,000	1,984
1.471% due 10/01/2026	700	677
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024 5.526% due 07/01/2034	3,400	3,493

		6,154

LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022 4.275% due 02/01/2036	2,200	2,141

MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	30	30

NEW YORK 0.3%
New York State Urban Development Corp. Revenue Notes, Series 2019 3.540% due 03/15/2028	7,000	6,938

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

OREGON 0.1%
Oregon Department of Transportation State Revenue Notes, Series 2020 1.084% due 11/15/2027	2,000	1,880

TEXAS 0.2%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	1,800	1,863
Williamson County, Texas General Obligation Notes, Series 2021 0.640% due 02/15/2026	2,500	2,449

		4,312

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	300	270
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	800	781
2.551% due 06/01/2029	500	465

		1,516

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2021 1.486% due 05/01/2029	600	544

Total Municipal Bonds & Notes (Cost $27,783)		27,918

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.750% due 11/25/2050	2,187	1,583
1.630% due 05/01/2027	5,400	5,164
3.020% due 03/01/2028	2,594	2,529
3.290% due 04/01/2027	6,006	5,920
4.250% due 04/01/2030	5,800	5,805
4.320% due 03/01/2030	4,598	4,616
4.600% due 04/01/2030	6,700	6,804
4.660% due 06/25/2037 •	31	31
4.870% due 07/25/2049 •	1,210	1,176
4.904% due 12/25/2046 •	343	340
4.914% due 10/25/2046 •	471	462
4.930% due 03/25/2041 •	711	706
4.964% due 01/25/2047 •	378	376
5.355% due 01/25/2055 •	1,875	1,871
5.455% due 03/25/2055 •	940	940
5.505% due 10/25/2053 •	1,485	1,491
5.524% due 07/25/2055 •	3,947	3,957
6.380% due 07/01/2034 •	23	23
7.007% due 10/01/2037 •	39	40
Federal Home Loan Bank 1.050% due 08/13/2026	4,800	4,646
Freddie Mac
0.800% due 10/28/2026	9,200	8,825
1.000% due 12/15/2040 - 05/25/2047	1,620	1,496
2.500% due 09/25/2048	1,283	1,189
2.862% due 07/25/2054 ~	3,500	3,284
3.000% due 08/15/2046	416	403
4.000% due 09/01/2048 - 10/01/2048	2,397	2,270
4.170% due 04/01/2028	5,826	5,813
4.380% due 05/01/2028	23	23
4.500% due 02/01/2049	1,586	1,545
4.650% due 08/25/2028 ~	2,500	2,537
4.814% due 10/15/2037 •	417	412
4.840% due 04/01/2028	2,451	2,480
4.850% due 09/25/2028	4,300	4,390
4.964% due 07/15/2041 •	563	558
5.245% due 11/25/2054 •	22,651	22,605
5.305% due 08/25/2054 •	2,708	2,707
5.355% due 08/25/2054 •	1,622	1,625
5.430% due 06/25/2031 ~	2,600	2,716
5.455% due 03/25/2055 •	3,998	4,001
6.506% due 06/01/2037 •	48	49
Ginnie Mae
1.500% due 10/20/2045	1,403	1,160
4.796% due 08/20/2065 •	176	176
4.886% due 06/20/2065 •	148	148
4.903% due 09/20/2065 •	264	265
4.906% due 02/20/2067 •	304	304
4.966% due 10/20/2065 •	724	725
4.986% due 07/20/2063 •	64	65
5.016% due 06/20/2065 •	300	300
5.026% due 06/20/2065 •	351	351
5.046% due 03/20/2065 •	598	598
5.096% due 12/20/2064 - 11/20/2065 •	786	787
5.216% due 02/20/2066 •	3	2

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.326% due 04/20/2066 •	980	984
5.346% due 04/20/2066 •	1,312	1,317
5.446% due 01/20/2067 •	605	608
Tennessee Valley Authority 4.375% due 08/01/2034	2,700	2,685
Uniform Mortgage-Backed Security
2.500% due 12/01/2032 - 02/01/2035	1,994	1,925
3.000% due 01/01/2035 - 06/01/2052	20,902	18,373
3.500% due 12/01/2033	1,389	1,370
4.000% due 08/01/2042 - 04/01/2055	45,437	42,396
4.500% due 08/01/2048 - 02/01/2053	55,882	53,595
5.500% due 04/01/2034 - 03/01/2054	50,306	50,345
6.000% due 02/01/2055 - 03/01/2055	19,756	20,090
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	43,600	37,734
4.000% due 08/01/2055	10,900	10,134
6.500% due 08/01/2055	18,900	19,488

Total U.S. Government Agencies (Cost $383,545)		383,333

U.S. TREASURY OBLIGATIONS 31.7%
U.S. Treasury Inflation Protected Securities (c)
2.125% due 01/15/2035	29,781	30,285
U.S. Treasury Notes
3.500% due 09/30/2026	688,000	684,560
4.250% due 05/15/2035	17,000	17,028

Total U.S. Treasury Obligations (Cost $730,162)		731,873

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	1,833	1,854
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	7,000	6,719
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	849	846
BANK
2.808% due 10/17/2052	2,126	2,063
2.978% due 11/15/2062	12,500	11,674
3.279% due 11/15/2054	753	738
3.432% due 05/15/2062	2,023	1,987
3.623% due 04/15/2052	2,295	2,261
4.005% due 02/15/2052	7,100	6,953
4.217% due 08/15/2061 ~	7,000	6,924
Barclays Commercial Mortgage Securities Trust
3.488% due 02/15/2050	483	477
5.137% due 12/15/2057	2,200	2,255
5.433% due 02/15/2062	3,200	3,307
Benchmark Mortgage Trust
3.615% due 03/15/2062	3,100	3,056
5.176% due 04/15/2057	2,500	2,558
5.660% due 04/15/2057	2,800	2,920
BMO Mortgage Trust
5.092% due 11/15/2057	3,500	3,564
5.153% due 12/15/2057	2,000	2,041
5.462% due 02/15/2057	4,000	4,105
5.566% due 11/15/2057 ~	1,000	1,033
BX Commercial Mortgage Trust
5.156% due 10/15/2036 •	387	387
5.347% due 12/15/2038 •	3,387	3,386
BX Trust
5.015% due 09/15/2034 •	8,609	8,585
5.061% due 04/15/2039 •	1,347	1,346
5.326% due 10/15/2036 •	8,300	8,295
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	515	508
3.297% due 10/12/2050	1,964	1,942
COMM Mortgage Trust
3.550% due 02/10/2049	25	25
4.181% due 05/10/2051	815	811
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	15	15
EQUS Mortgage Trust 5.331% due 10/15/2038 •	6,899	6,899
Extended Stay America Trust 5.506% due 07/15/2038 •	4,675	4,679
Hilton USA Trust 3.719% due 11/05/2038	2,000	1,967
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,660
5.505% due 07/05/2033 •	1,072	1,046
JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	475	469
3.409% due 10/15/2050	2,000	1,941
Morgan Stanley Capital Trust
2.606% due 08/15/2049	100	99

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

2.860% due 11/15/2049	613	608
5.595% due 12/15/2038 •	4,700	4,524
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039	3,400	3,202
New Orleans Hotel Trust 5.348% due 04/15/2032 •	2,700	2,681
SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •	1,700	1,693
SMRT Commercial Mortgage Trust 5.312% due 01/15/2039 •	1,926	1,920
SREIT Trust 5.126% due 10/15/2038 •	2,400	2,393
Starwood Mortgage Trust 5.284% due 11/15/2036 •	2,550	2,541
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	1,132	1,118
3.460% due 04/15/2052	2,439	2,394
3.903% due 02/15/2051	827	823
4.119% due 06/15/2051	1,149	1,142
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	113	113
2.911% due 06/15/2049	98	98
3.390% due 11/15/2050	500	495
4.147% due 06/15/2051	354	353
5.439% due 11/15/2057	4,100	4,217
5.920% due 11/15/2057 ~	2,700	2,830

Total Non-Agency Mortgage-Backed Securities (Cost $143,633)		145,540

ASSET-BACKED SECURITIES 12.7%
AUTOMOBILE SEQUENTIAL 4.5%
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,000	4,082
5.360% due 06/20/2030	7,000	7,196
5.440% due 02/22/2028	4,000	4,053
5.780% due 04/20/2028	6,400	6,533
6.020% due 02/20/2030	6,550	6,858
Bank of America Auto Trust 5.660% due 11/15/2029	2,000	2,043
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	3,500	3,544
CarMax Auto Owner Trust
5.300% due 03/15/2027	1,349	1,351
6.000% due 07/17/2028	5,000	5,073
Chesapeake Funding LLC 5.520% due 05/15/2036	1,651	1,668
Ford Credit Auto Lease Trust 5.060% due 05/15/2027	6,000	6,013
Ford Credit Auto Owner Trust 5.280% due 02/15/2036	3,700	3,815
GM Financial Consumer Automobile Receivables Trust 5.780% due 08/16/2028	4,700	4,755
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036	6,000	6,285
Hertz Vehicle Financing LLC 6.150% due 03/25/2030	3,400	3,552
Honda Auto Receivables Owner Trust 4.570% due 03/21/2029	3,700	3,722
Hyundai Auto Lease Securitization Trust
4.530% due 04/17/2028	5,000	5,037
5.840% due 09/15/2027	8,700	8,773
Nissan Auto Lease Trust 4.910% due 04/15/2027	6,000	6,024
SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	3,130	3,152
5.470% due 12/20/2029	3,200	3,258
Toyota Lease Owner Trust 5.660% due 11/20/2026	1,449	1,454
World Omni Auto Receivables Trust 5.150% due 11/15/2028	4,141	4,160

		102,401

CMBS OTHER 1.9%
ACREC Ltd. 5.579% due 10/16/2036 •	601	600
Arbor Realty Commercial Real Estate Notes Ltd. 5.776% due 11/15/2036 •	1,866	1,870
AREIT Trust
5.551% due 01/20/2037 •	1,854	1,852
6.556% due 06/17/2039 •	5,777	5,782
BDS LLC
6.121% due 03/19/2039 •	3,667	3,676
6.454% due 08/19/2038 •	1,136	1,137

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

BDS Ltd. 5.779% due 12/16/2036 •	2,074	2,077
BSPRT Issuer Ltd. 6.608% due 07/15/2039 •	1,400	1,404
FORT CRE Issuer LLC 6.152% due 02/23/2039 •	33	33
FS Rialto Issuer LLC 6.202% due 01/19/2039 •	2,191	2,196
Greystone Commercial Real Estate LLC 5.793% due 01/15/2043 •	2,150	2,153
HGI CRE CLO Ltd. 6.004% due 04/20/2037 •	2,320	2,327
LoanCore Issuer Ltd.
5.726% due 11/15/2038 •	1,933	1,936
5.853% due 01/17/2037 •	1,883	1,887
MF1 LLC 6.953% due 09/17/2037 •	2,542	2,551
MF1 Ltd. 5.668% due 02/19/2037 •	3,641	3,644
PFP Ltd. 6.586% due 08/19/2035 •	2,573	2,577
Starwood Commercial Mortgage Trust 5.629% due 04/18/2038 •	3,221	3,212
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •	3,623	3,631

		44,545

CREDIT CARD BULLET 0.6%
American Express Credit Account Master Trust 4.950% due 10/15/2027	3,800	3,805
Bank of America Credit Card Trust 4.790% due 05/15/2028	5,600	5,626
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027	3,900	3,912

		13,343

CREDIT CARD OTHER 0.6%
Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	5,600	5,607
4.950% due 10/15/2027	5,200	5,206
Synchrony Card Funding LLC 5.740% due 10/15/2029	3,700	3,769

		14,582

OTHER ABS 5.1%
Anchorage Capital CLO Ltd. 5.319% due 10/20/2034 •	2,800	2,801
Apidos CLO 5.520% due 04/17/2034 •	2,500	2,499
Atlas Senior Loan Fund Ltd.
5.379% due 01/18/2035 •	2,000	1,999
5.499% due 10/23/2032 •	4,337	4,343
5.608% due 01/15/2031 •	119	119
5.614% due 04/22/2031 •	347	347
Bain Capital Credit CLO Ltd. 0.000% due 04/22/2035 •(a)	1,500	1,500
Barings CLO Ltd. 5.521% due 01/20/2031 •	528	529
Bethpage Park CLO Ltd. 5.648% due 01/15/2035 •	3,700	3,708
Birch Grove CLO Ltd. 5.870% due 07/17/2037 •	4,100	4,116
Carlyle Global Market Strategies CLO Ltd. 5.594% due 07/27/2031 •	377	377
Carval CLO Ltd. 5.259% due 07/20/2032 •	3,058	3,060
CBAMR Ltd. 5.886% due 07/15/2037 •	6,000	6,016
CIFC Funding Ltd. 5.631% due 07/18/2031 •	1,185	1,186
DLLAD LLC 0.640% due 09/21/2026	137	137
DLLMT LLC 5.340% due 03/22/2027	5,069	5,089
Dryden CLO Ltd. 5.362% due 08/20/2034 •	2,300	2,295
ECMC Group Student Loan Trust
5.170% due 02/27/2068 •	952	944
5.220% due 09/25/2068 •	1,586	1,571
5.420% due 07/25/2069 •	2,089	2,082
5.420% due 01/27/2070 •	945	950
5.470% due 05/25/2067 •	626	623

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Elevation CLO Ltd. 5.412% due 07/25/2034 •	1,500	1,502
Elmwood CLO Ltd. 5.612% due 04/22/2035 •	5,300	5,300
Flatiron CLO Ltd. 5.505% due 11/16/2034 •	916	917
KKR CLO Ltd. 5.518% due 04/15/2031 •	512	513
LCM Ltd. 5.611% due 04/20/2031 •	1,074	1,077
Madison Park Funding Ltd.
5.256% due 10/15/2034 •	5,800	5,807
5.316% due 04/15/2035 •	2,000	1,992
5.319% due 10/19/2034 •	2,600	2,597
Magnetite Ltd.
5.406% due 10/15/2031 •	615	615
5.606% due 04/15/2035 •	2,800	2,803
Marathon CLO Ltd. 5.456% due 04/15/2032 •	1,364	1,366
Navient Private Education Loan Trust 5.876% due 07/16/2040 •	1,015	1,020
Navient Student Loan Trust
5.570% due 07/26/2066 •	3,506	3,521
6.480% due 03/15/2072	685	702
Nelnet Student Loan Trust 5.462% due 04/20/2062 •	4,800	4,758
Neuberger Berman CLO 5.438% due 10/15/2029 •	878	879
Newark BSL CLO Ltd. 5.513% due 07/25/2030 •	309	309
Octagon Investment Partners Ltd. 5.309% due 01/20/2035 •	4,400	4,376
OZLM Ltd. 5.691% due 07/20/2032 •	1,067	1,068
Palmer Square Loan Funding Ltd. 5.318% due 10/15/2029 •	94	94
Saranac CLO Ltd. 5.724% due 08/13/2031 •	1,354	1,353
Sculptor CLO Ltd. 5.329% due 07/20/2034 •	4,500	4,501
SLM Private Education Loan Trust 9.176% due 10/15/2041 •	1,679	1,761
SMB Private Education Loan Trust
3.630% due 11/15/2035	2,517	2,486
5.130% due 04/15/2054	1,975	1,999
5.156% due 01/15/2053 •	1,975	1,965
5.754% due 02/16/2055 •	639	645
Symphony CLO Ltd. 5.511% due 04/19/2034 •	1,000	1,001
Tralee CLO Ltd. 5.349% due 10/20/2034 •	2,100	2,103
Venture CLO Ltd. 5.521% due 07/20/2030 •	779	779
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •	3,532	3,527
Verizon Master Trust
4.170% due 08/20/2030	3,900	3,909
4.350% due 08/20/2032	2,500	2,510
Voya CLO Ltd. 5.329% due 04/20/2034 •	1,200	1,195

		117,241

Total Asset-Backed Securities (Cost $289,191)		292,112

SOVEREIGN ISSUES 0.2%
CDP Financial, Inc. 4.250% due 07/25/2028	1,800	1,819
Mexico Government International Bond 6.000% due 05/13/2030	1,100	1,139
Province of Quebec 2.500% due 04/20/2026	2,200	2,172

Total Sovereign Issues (Cost $5,077)		5,130

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
MNSN Holdings, Inc. «(b)(d)	1,397	6

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Total Common Stocks (Cost $27)		6

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032	1,593	844

Total Preferred Securities (Cost $1,548)		844

SHORT-TERM INSTRUMENTS 20.8%
REPURCHASE AGREEMENTS (e) 20.8%		480,100

Total Short-Term Instruments (Cost $480,100)		480,100

Total Investments in Securities (Cost $2,554,706)		2,562,165

Total Investments 111.0% (Cost $2,554,706)		$2,562,165
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $487)		(190)
Other Assets and Liabilities, net (11.0)%		(253,938)

Net Assets 100.0%		$2,308,037

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Principal amount of security is adjusted for inflation.
(d)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

MNSN Holdings, Inc.	06/23/2022	$27	$6	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$37,600	U.S. Treasury Notes 3.625% due 03/31/2028	$(38,412)	$37,600	$37,605
4.450	06/30/2025	07/01/2025	221,000	U.S. Treasury Notes 4.125% due 09/30/2027	(225,611)	221,000	221,027
DEU	4.470	07/01/2025	07/02/2025	221,500	U.S. Treasury Inflation Protected Securities 1.625% due 04/15/2030	(226,197)	221,500	221,500

Total Repurchase Agreements	$(490,220)	$480,100	$480,132

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	3,213	$668,379	$2,432	$176	$0
U.S. Treasury 10-Year Note September Futures	09/2025	18	2,018	35	6	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	133	15,197	216	64	0

$2,683	$246	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	41	$(4,884)	$(208)	$0	$(55)

Total Futures Contracts	$2,475	$246	$(55)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.296%	$1,200	$(6)	$14	$8	$0	$0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416	1,900	(5)	37	32	1	0

						$(11)	$51	$40	$1	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.510%	Annual	11/30/2028	$6,100	$0	$10	$10	$0	$(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	6,500	0	10	10	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	13,200	(24)	114	90	0	(14)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	64,466	(77)	(599)	(676)	0	(95)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	14,100	145	(231)	(86)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	2,400	0	22	22	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	3,900	0	13	13	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	7,100	0	115	115	0	(15)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	58,723	(58)	(840)	(898)	0	(152)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	7,700	(75)	(129)	(204)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	4,100	587	92	679	0	(29)

						$498	$(1,423)	$(925)	$0	$(382)

Total Swap Agreements						$487	$(1,372)	$(885)	$1	$(382)

Cash of $18,662 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$330,352	$0	$330,352
Industrials						0	73,309	0	73,309
Utilities						0	91,648	0	91,648
Municipal Bonds & Notes
California						0	4,403	0	4,403
Florida						0	6,154	0	6,154

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Louisiana	0	2,141	0	2,141
Massachusetts	0	30	0	30
New York	0	6,938	0	6,938
Oregon	0	1,880	0	1,880
Texas	0	4,312	0	4,312
West Virginia	0	1,516	0	1,516
Wisconsin	0	544	0	544
U.S. Government Agencies	0	383,333	0	383,333
U.S. Treasury Obligations	0	731,873	0	731,873
Non-Agency Mortgage-Backed Securities	0	145,540	0	145,540
Asset-Backed Securities
Automobile Sequential	0	102,401	0	102,401
CMBS Other	0	44,545	0	44,545
Credit Card Bullet	0	13,343	0	13,343
Credit Card Other	0	14,582	0	14,582
Other ABS	0	117,241	0	117,241
Sovereign Issues	0	5,130	0	5,130
Common Stocks
Financials	0	0	6	6
Preferred Securities
Industrials	0	844	0	844
Short-Term Instruments
Repurchase Agreements	0	480,100	0	480,100

Total Investments	$0	$2,562,159	$6	$2,562,165

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$247	$0	$247

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(437)	$0	$(437)

Total Financial Derivative Instruments	$0	$(190)	$0	$(190)

Totals	$0	$2,561,969	$6	$2,561,975

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Moderate Duration Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.5% ¤
CORPORATE BONDS & NOTES 21.4%
BANKING & FINANCE 12.7%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	$4,000	$3,898
4.625% due 09/10/2029	3,650	3,652
American Express Co. 6.489% due 10/30/2031 •	2,100	2,289
Ameriprise Financial, Inc. 5.700% due 12/15/2028	1,300	1,363
Andrew W Mellon Foundation 0.947% due 08/01/2027	7,000	6,576
Athene Global Funding
4.860% due 08/27/2026	6,700	6,730
5.380% due 01/07/2030	4,500	4,604
Aviation Capital Group LLC 4.125% due 08/01/2025	600	599
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029	3,000	3,091
Banco Santander SA 6.033% due 01/17/2035	2,200	2,319
Bank of America Corp.
1.922% due 10/24/2031 •	2,900	2,530
3.419% due 12/20/2028 •	2,000	1,955
Bank of Nova Scotia
4.404% due 09/08/2028 •	1,000	1,002
4.740% due 11/10/2032 •	2,000	1,999
Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550	5,763
5.896% due 07/13/2026	3,450	3,503
Barclays PLC
2.667% due 03/10/2032 •	1,400	1,244
2.894% due 11/24/2032 •	8,000	7,083
7.437% due 11/02/2033 •	9,300	10,558
BNP Paribas SA
1.904% due 09/30/2028 •	5,900	5,570
2.871% due 04/19/2032 •	7,050	6,320
3.052% due 01/13/2031 •	4,400	4,095
BPCE SA 5.936% due 05/30/2035 •	1,200	1,230
Brighthouse Financial Global Funding 5.650% due 06/10/2029	3,000	3,077
Brookfield Asset Management Ltd. 5.795% due 04/24/2035	5,750	5,903
Brookfield Finance, Inc. 4.350% due 04/15/2030	550	543
CaixaBank SA 5.673% due 03/15/2030 •	5,000	5,172
Capital One Financial Corp. 7.624% due 10/30/2031 •	3,100	3,503
Chubb INA Holdings LLC 4.650% due 08/15/2029	5,500	5,597
Citigroup, Inc. 2.572% due 06/03/2031 •	5,600	5,080
CNO Global Funding 5.875% due 06/04/2027	2,000	2,055
Consumers Securitization Funding LLC 5.550% due 03/01/2028	3,134	3,157
Cooperatieve Rabobank UA
4.494% due 10/17/2029	4,000	4,047
5.710% due 01/21/2033 •	4,000	4,166
Corebridge Global Funding
5.750% due 07/02/2026	6,000	6,078
5.900% due 09/19/2028	2,000	2,092
Deutsche Bank AG 7.146% due 07/13/2027 •	6,000	6,153
Equitable America Global Funding 4.950% due 06/09/2030	5,200	5,259
Extra Space Storage LP 5.400% due 06/15/2035	3,250	3,269
F&G Global Funding 5.875% due 01/16/2030	1,800	1,852
Fairfax Financial Holdings Ltd. 5.750% due 05/20/2035	6,000	6,086

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

First American Financial Corp. 2.400% due 08/15/2031	2,100	1,795
GA Global Funding Trust
1.625% due 01/15/2026	1,600	1,573
5.400% due 01/13/2030	5,700	5,856
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •	7,175	7,076
Guardian Life Global Funding 5.737% due 10/02/2028	6,000	6,278
HSBC Holdings PLC
2.848% due 06/04/2031 •	1,550	1,417
3.973% due 05/22/2030 •	5,000	4,870
4.292% due 09/12/2026 •	1,500	1,499
ING Groep NV
5.423% due 04/01/2027 •	4,000	4,011
5.550% due 03/19/2035 •	4,500	4,610
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	1,800	1,534
Jackson National Life Global Funding
4.600% due 10/01/2029	2,700	2,697
4.700% due 06/05/2028	5,600	5,636
JPMorgan Chase & Co.
1.953% due 02/04/2032 •	13,900	12,058
2.739% due 10/15/2030 •	2,700	2,518
5.581% due 04/22/2030 •	3,500	3,635
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,554
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	7,800	7,638
4.550% due 08/16/2028	2,000	2,007
LSEGA Financing PLC 2.000% due 04/06/2028	1,400	1,319
MassMutual Global Funding
4.850% due 01/17/2029	8,400	8,540
4.950% due 01/10/2030	3,000	3,067
5.150% due 05/30/2029	2,900	2,983
Metropolitan Life Global Funding 1.875% due 01/11/2027	5,500	5,318
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030	6,000	5,331
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,750
2.172% due 05/22/2032 •	15,450	13,365
Morgan Stanley
2.239% due 07/21/2032 •	1,100	953
2.475% due 01/21/2028 •	16,100	15,633
5.656% due 04/18/2030 •	2,000	2,078
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026	2,200	2,234
National Securities Clearing Corp. 4.700% due 05/20/2030	4,000	4,068
NatWest Group PLC
1.642% due 06/14/2027 •	10,000	9,734
4.800% due 04/05/2026	3,000	3,007
NLG Global Funding 5.400% due 01/23/2030	3,800	3,914
Northwestern Mutual Global Funding
4.900% due 06/12/2028	4,000	4,081
4.960% due 01/13/2030	1,300	1,328
Northwestern University 4.940% due 12/01/2035	6,000	6,045
Pacific Life Global Funding 4.500% due 08/28/2029	5,150	5,179
PNC Financial Services Group, Inc.
5.222% due 01/29/2031 •	4,400	4,517
5.300% due 01/21/2028 •	1,750	1,777
Pricoa Global Funding 4.650% due 08/27/2031	4,300	4,312
Principal Life Global Funding 4.800% due 01/09/2028	5,500	5,568
Prologis Targeted U.S. Logistics Fund LP 5.500% due 04/01/2034	5,600	5,723
Protective Life Global Funding
1.618% due 04/15/2026	3,000	2,937
4.992% due 01/12/2027	1,800	1,818
5.432% due 01/14/2032	2,000	2,067
5.467% due 12/08/2028	1,000	1,035
RGA Global Funding
2.700% due 01/18/2029	2,500	2,346
5.448% due 05/24/2029	4,200	4,337
6.000% due 11/21/2028	5,000	5,248
Safehold GL Holdings LLC 6.100% due 04/01/2034	5,800	6,041
Sammons Financial Group Global Funding
4.950% due 06/12/2030	5,750	5,816
5.050% due 01/10/2028	1,500	1,523

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	2,000	1,991
1.673% due 06/14/2027 •	1,000	972
2.469% due 01/11/2028 •	2,700	2,615
3.823% due 11/03/2028 •	4,000	3,921
SBA Tower Trust 1.884% due 07/15/2050	8,000	7,870
SMBC Aviation Capital Finance DAC 5.700% due 07/25/2033	3,900	4,001
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029	7,500	7,111
UBS Group AG
2.095% due 02/11/2032 •	12,000	10,383
3.091% due 05/14/2032 •	6,600	5,993
4.703% due 08/05/2027 •	4,000	4,009
Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,699
4.478% due 04/04/2031 •	10,000	9,955

		455,836

INDUSTRIALS 4.5%
Adventist Health System 2.952% due 03/01/2029	4,299	3,997
Air Canada Pass-Through Trust 3.750% due 06/15/2029	311	303
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,386	1,224
3.375% due 11/01/2028	3,015	2,940
3.650% due 02/15/2029	1,907	1,846
Bayer U.S. Finance LLC
6.375% due 11/21/2030	2,000	2,126
6.500% due 11/21/2033	1,800	1,931
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	11,540
British Airways Pass-Through Trust 2.900% due 09/15/2036	582	525
CGI, Inc. 4.950% due 03/14/2030	3,000	3,031
CHRISTUS Health 4.341% due 07/01/2028	3,000	3,001
Comcast Corp. 5.100% due 06/01/2029	2,000	2,065
CommonSpirit Health 2.782% due 10/01/2030	4,700	4,306
CVS Pass-Through Trust 7.507% due 01/10/2032	813	851
Eastern Energy Gas Holdings LLC 5.800% due 01/15/2035	4,100	4,270
Elevance Health, Inc.
2.550% due 03/15/2031	3,200	2,874
5.200% due 02/15/2035	3,200	3,235
Energy Transfer LP 5.200% due 04/01/2030	2,200	2,250
Eni SpA 5.500% due 05/15/2034	8,100	8,166
Fiserv, Inc.
4.750% due 03/15/2030	5,000	5,036
5.150% due 08/12/2034	1,200	1,205
Georgetown University 2.247% due 04/01/2030	4,500	4,075
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036	1,500	1,519
JetBlue Pass-Through Trust 2.750% due 11/15/2033	5,952	5,222
Kraft Heinz Foods Co. 5.400% due 03/15/2035	2,500	2,535
Leland Stanford Junior University 4.679% due 03/01/2035	5,300	5,271
Mars, Inc.
4.800% due 03/01/2030	3,500	3,547
5.000% due 03/01/2032	2,700	2,737
ONE Gas, Inc. 5.100% due 04/01/2029	2,700	2,767
PeaceHealth Obligated Group 1.375% due 11/15/2025	3,100	3,056
Philip Morris International, Inc. 4.375% due 04/30/2030	5,100	5,089
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	3,000	3,035
Smith & Nephew PLC 5.400% due 03/20/2034	4,825	4,896
Snam SpA 5.750% due 05/28/2035	2,000	2,044
Stryker Corp. 4.250% due 09/11/2029	1,800	1,798

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Sutter Health
2.294% due 08/15/2030	7,700	6,959
3.695% due 08/15/2028	1,300	1,281
5.213% due 08/15/2032	2,100	2,159
5.537% due 08/15/2035	400	414
Synopsys, Inc. 5.000% due 04/01/2032	2,800	2,837
T-Mobile USA, Inc. 4.700% due 01/15/2035	3,350	3,247
Trustees of Columbia University in the City of New York 4.355% due 10/01/2035	670	644
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,514	1,356
3.100% due 01/07/2030	725	694
3.450% due 01/07/2030	544	520
4.550% due 08/25/2031	3,162	2,973
5.875% due 04/15/2029	3,657	3,735
UPMC 5.035% due 05/15/2033	1,300	1,307
Weir Group, Inc. 5.350% due 05/06/2030	2,900	2,942
Woodside Finance Ltd. 5.100% due 09/12/2034	6,500	6,298
Yale University 4.701% due 04/15/2032	8,100	8,219

		159,898

UTILITIES 4.2%
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041	3,600	3,574
Consumers Energy Co.
4.700% due 01/15/2030	1,750	1,776
4.900% due 02/15/2029	5,300	5,414
DTE Electric Co. 5.250% due 05/15/2035	5,500	5,603
DTE Electric Securitization Funding LLC 5.970% due 03/01/2033	4,180	4,384
Empire District Bondco LLC 4.943% due 01/01/2035	9,117	9,196
Entergy Arkansas LLC 5.450% due 06/01/2034	6,000	6,183
Evergy Metro, Inc. 5.400% due 04/01/2034	900	922
Florida Power & Light Co.
5.150% due 06/15/2029	8,500	8,800
5.300% due 06/15/2034	3,000	3,094
National Grid PLC 5.602% due 06/12/2028	3,100	3,211
National Rural Utilities Cooperative Finance Corp. 5.100% due 05/06/2027	8,000	8,133
NBN Co. Ltd.
1.450% due 05/05/2026	3,000	2,926
4.250% due 10/01/2029	1,400	1,396
New York State Electric & Gas Corp. 5.650% due 08/15/2028	2,000	2,074
NorthWestern Corp. 5.073% due 03/21/2030	2,400	2,439
Ohio Edison Co. 4.950% due 12/15/2029	1,500	1,521
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,280
3.300% due 03/15/2027	3,000	2,932
5.450% due 06/15/2027	3,500	3,542
6.100% due 01/15/2029	1,200	1,244
6.400% due 06/15/2033	1,900	1,987
6.950% due 03/15/2034	2,700	2,908
PacifiCorp 5.300% due 02/15/2031	2,200	2,267
PG&E Recovery Funding LLC 4.838% due 06/01/2035	6,936	6,980
Pinnacle West Capital Corp. 5.150% due 05/15/2030	800	819
Public Service Co. of Colorado 5.350% due 05/15/2034	5,000	5,074
Public Service Electric & Gas Co. 4.850% due 08/01/2034	3,700	3,691
Puget Sound Energy, Inc. 5.330% due 06/15/2034	1,900	1,941
San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,285	1,119
5.400% due 04/15/2035	3,000	3,065
Sempra 5.400% due 08/01/2026	1,600	1,616
Southern California Edison Co. 4.875% due 02/01/2027	1,000	1,006

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Swepco Storm Recovery Funding LLC 4.880% due 09/01/2041	5,700	5,668
System Energy Resources, Inc. 5.300% due 12/15/2034	6,000	5,933
Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	9,078	8,997
4.966% due 02/01/2044	4,600	4,532
Trans-Allegheny Interstate Line Co. 5.000% due 01/15/2031	3,600	3,664
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,085
5.088% due 05/01/2029	3,343	3,363

		150,359

Total Corporate Bonds & Notes (Cost $778,417)		766,093

MUNICIPAL BONDS & NOTES 2.8%
ALABAMA 0.1%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	3,545	3,493

CALIFORNIA 1.0%
California State General Obligation Notes, Series 2025 5.100% due 09/01/2035	2,700	2,744
California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	942
1.490% due 11/01/2028	5,400	4,989
1.690% due 11/01/2029	4,400	3,986
1.740% due 11/01/2030	2,600	2,299
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2030 (a)	5,200	4,117
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.787% due 06/01/2031	1,000	895
3.037% due 06/01/2032	4,200	3,726
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	1,375	1,385
Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	233
1.893% due 06/01/2030	300	269
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	1,000	920
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	592
University of California Revenue Notes, Series 2017 3.063% due 07/01/2025	5,200	5,200
University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200	1,145
1.366% due 05/15/2027	3,000	2,861

		36,303

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Notes, Series 2021 1.936% due 10/01/2028	1,000	934
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024 5.526% due 07/01/2034	5,100	5,240

		6,174

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	1,863
1.961% due 09/01/2029	600	548

		2,411

LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033	4,400	4,356

MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,092
2.596% due 12/01/2026	1,400	1,376

		2,468

NEW YORK 0.6%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	917
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2019 2.980% due 11/01/2027	7,000	6,835

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 4.375% due 05/01/2037	5,500	5,196
New York State Urban Development Corp. Revenue Notes, Series 2020 1.496% due 03/15/2027	9,400	9,033

		21,981

TEXAS 0.2%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	2,000	2,070
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	4,413	4,517
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	575	578

		7,165

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	1,956
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	98	98

		2,054

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,222
2.020% due 06/01/2027	4,400	4,209
2.351% due 06/01/2028	3,000	2,830

		10,261

WISCONSIN 0.1%
Wisconsin State Revenue Notes, Series 2020 2.299% due 05/01/2028	2,100	2,000

Total Municipal Bonds & Notes (Cost $101,693)		98,666

U.S. GOVERNMENT AGENCIES 44.5%
Fannie Mae
0.750% due 11/25/2050	13,532	9,797
1.630% due 05/01/2027	8,200	7,841
3.020% due 03/01/2028	1	1
3.290% due 04/01/2027 - 03/01/2028	12,484	12,278
3.430% due 05/01/2028	65	64
4.250% due 04/01/2030	8,700	8,707
4.320% due 03/01/2030	7,112	7,140
4.600% due 04/01/2030	8,700	8,835
4.660% due 06/25/2037 •	110	109
4.670% due 11/25/2045 •	300	296
4.720% due 12/25/2045 •	174	171
4.770% due 03/25/2035 - 03/25/2046 •	359	354
4.836% due 03/25/2036 •	210	206
4.864% due 11/25/2046 •	269	266
4.884% due 11/25/2046 - 12/25/2056 •	2,265	2,221
4.904% due 12/25/2046 •	1,500	1,487
4.914% due 07/25/2046 - 10/25/2046 •	2,424	2,382
4.964% due 01/25/2047 •	1,512	1,503
5.150% due 06/25/2040 •	122	122
5.355% due 01/25/2055 •	2,437	2,432
5.455% due 03/25/2055 •	940	940
5.505% due 10/25/2053 •	2,271	2,281
5.524% due 07/25/2055 •	5,000	5,012
6.380% due 07/01/2034 •	65	67
7.007% due 10/01/2037 •	116	120
Freddie Mac
1.000% due 12/15/2040 - 05/25/2047	15,840	14,172
1.250% due 12/15/2044	1,278	1,072
2.500% due 09/25/2048	3,304	3,060
2.862% due 07/25/2054 ~	6,500	6,099
3.000% due 10/01/2046 - 05/01/2048	12,286	10,850
3.500% due 06/01/2044 - 10/01/2048	824	764
4.000% due 09/01/2048 - 05/01/2049	7,791	7,378
4.500% due 10/01/2048 - 02/01/2049	2,895	2,816
4.650% due 08/25/2028 ~	4,800	4,872
4.718% due 09/15/2035 •	5	5
4.814% due 10/15/2037 - 10/15/2040 •	3,676	3,627
4.818% due 02/15/2041 •	137	135
4.850% due 09/25/2028	1,400	1,429
4.868% due 04/15/2041 •	43	42
4.888% due 11/15/2036 •	36	36
4.904% due 07/15/2040 •	1,406	1,395
4.964% due 07/15/2041 - 03/15/2042 •	3,712	3,707
4.968% due 04/15/2041 •	342	340
5.245% due 11/25/2054 •	33,976	33,907

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.305% due 08/25/2054 •	4,098	4,097
5.355% due 08/25/2054 •	2,395	2,399
5.430% due 06/25/2031 ~	3,000	3,134
5.455% due 03/25/2055 •	3,998	4,001
Ginnie Mae
1.500% due 10/20/2045	4,837	3,999
3.000% due 01/20/2067	2,421	2,385
3.500% due 09/20/2045	1,224	1,140
4.896% due 08/20/2066 •	1	1
4.903% due 09/20/2065 •	1,056	1,058
4.986% due 07/20/2063 •	246	246
5.016% due 06/20/2065 •	2,308	2,307
5.046% due 03/20/2065 •	1,621	1,621
5.096% due 12/20/2064 - 06/20/2066 •	2,436	2,440
5.126% due 08/20/2061 •	1	1
5.176% due 09/20/2063 •	8	9
5.196% due 10/20/2063 - 09/20/2065 •	176	176
5.216% due 02/20/2066 •	8	8
5.246% due 05/20/2066 •	1,398	1,402
5.326% due 04/20/2066 •	2,553	2,562
5.346% due 04/20/2066 •	2,570	2,580
5.366% due 07/20/2065 •	71	72
5.396% due 12/20/2066 •	2,128	2,136
5.446% due 01/20/2067 •	2,275	2,287
5.596% due 03/20/2066 •	1,148	1,156
Ginnie Mae, TBA 3.000% due 07/01/2055 - 08/01/2055	120,100	106,229
Tennessee Valley Authority
4.375% due 08/01/2034	3,200	3,183
7.125% due 05/01/2030	10,000	11,442
Uniform Mortgage-Backed Security
2.500% due 03/01/2051 - 10/01/2053	72,231	60,043
3.000% due 01/01/2035 - 07/01/2052	332,559	288,918
3.500% due 10/01/2034 - 11/01/2054	29,216	26,645
4.000% due 01/01/2046 - 04/01/2055	132,877	124,250
4.500% due 08/01/2048 - 05/01/2053	163,042	156,418
5.000% due 01/01/2028 - 12/01/2053	83,366	82,023
5.500% due 01/01/2026 - 02/01/2054	29,764	29,805
6.000% due 02/01/2055 - 03/01/2055	87,913	89,398
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2055 - 08/01/2055	76,600	63,535
3.000% due 07/01/2055	23,500	20,338
4.000% due 07/01/2055 - 08/01/2055	280,200	260,521
6.500% due 08/01/2055	57,600	59,392

Total U.S. Government Agencies (Cost $1,580,086)		1,593,695

U.S. TREASURY OBLIGATIONS 14.0%
U.S. Treasury Inflation Protected Securities (b)
2.125% due 01/15/2035	45,738	46,512
U.S. Treasury Notes
3.875% due 04/30/2030 (e)	11,500	11,548
4.000% due 07/31/2029 (e)	96,550	97,474
4.125% due 07/31/2031	131,760	133,304
4.375% due 01/31/2032	1,100	1,126
4.625% due 02/15/2035	27,800	28,691
4.875% due 10/31/2030 (e)	175,425	184,189

Total U.S. Treasury Obligations (Cost $495,139)		502,844

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,146
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	1,442	1,438
BANK
1.805% due 11/15/2053	6,000	5,629
2.933% due 09/15/2062	8,776	8,489
3.183% due 08/15/2061	4,300	4,027
4.775% due 10/15/2057	3,000	2,967
Barclays Commercial Mortgage Securities Trust
5.433% due 02/15/2062	3,300	3,410
5.609% due 12/15/2057	5,100	5,291
5.720% due 02/15/2062	1,700	1,790
Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,514
2.888% due 08/15/2057	3,907	3,791
2.957% due 12/15/2062	5,490	5,347
3.780% due 02/15/2051 ~	500	495
4.232% due 01/15/2052	5,700	5,586
5.660% due 04/15/2057	7,400	7,718
BMO Mortgage Trust
5.566% due 11/15/2057 ~	7,000	7,228
5.625% due 12/15/2057 ~	4,500	4,674
5.857% due 02/15/2057	6,000	6,262

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

BX Commercial Mortgage Trust
5.156% due 10/15/2036 •	476	476
5.347% due 12/15/2038 •	2,199	2,199
BX Trust 5.326% due 10/15/2036 •	3,000	2,998
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	7,185	6,985
COMM Mortgage Trust
2.873% due 08/15/2057	1,485	1,440
3.091% due 10/10/2049	3,700	3,626
3.510% due 09/10/2050	4,200	4,097
3.694% due 08/10/2047	31	31
4.228% due 05/10/2051	3,800	3,715
Credit Suisse Commercial Mortgage Trust 5.493% due 06/15/2034 •	13	13
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.276% due 10/15/2037 •	5,300	5,266
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	7,465	7,301
3.808% due 11/15/2048	4,021	4,006
Extended Stay America Trust 5.506% due 07/15/2038 •	22,215	22,235
JP Morgan Chase Commercial Mortgage Securities Trust 5.776% due 12/15/2036 •	6,000	3,765
JPMBB Commercial Mortgage Securities Trust
3.639% due 11/15/2047	230	226
3.801% due 08/15/2048	377	376
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	2,827	2,747
2.994% due 12/15/2049	94	92
3.144% due 06/15/2049	2,900	2,846
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	473	466
Morgan Stanley Capital Trust
2.606% due 08/15/2049	233	231
3.067% due 11/15/2052	5,453	5,283
3.587% due 12/15/2050	700	683
3.809% due 12/15/2048	2,000	1,988
5.595% due 12/15/2038 •	8,300	7,989
MSWF Commercial Mortgage Trust 6.014% due 12/15/2056 ~	4,000	4,290
NYO Commercial Mortgage Trust 5.521% due 11/15/2038 •	18,000	17,976
SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •	5,700	5,678
SREIT Trust 5.126% due 10/15/2038 •	3,500	3,490
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	5,912	5,733
2.987% due 12/15/2052	828	804
3.366% due 10/15/2050	1,112	1,099
3.504% due 12/15/2050	3,469	3,428
3.903% due 02/15/2051	1,931	1,920
4.195% due 08/15/2051	898	894
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,305	1,259
2.652% due 08/15/2049	1,600	1,561
2.788% due 07/15/2048	19	19
3.311% due 06/15/2052	4,750	4,457
4.147% due 06/15/2051	826	824
5.920% due 11/15/2057 ~	9,900	10,378
WSTN Trust 6.518% due 07/05/2037 ~	3,000	3,045

Total Non-Agency Mortgage-Backed Securities (Cost $243,462)		234,737

ASSET-BACKED SECURITIES 12.1%
AUTOMOBILE SEQUENTIAL 3.7%
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	6,000	6,124
5.360% due 06/20/2030	11,000	11,307
5.440% due 02/22/2028	5,000	5,066
5.810% due 12/20/2029	7,900	8,218
6.020% due 02/20/2030	3,500	3,664
Bank of America Auto Trust 5.660% due 11/15/2029	3,950	4,035
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	5,400	5,469
CarMax Auto Owner Trust 6.000% due 07/17/2028	8,000	8,117
Chesapeake Funding LLC 5.520% due 05/15/2036	2,312	2,336
Ford Credit Auto Owner Trust 5.280% due 02/15/2036	3,800	3,918

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

GM Financial Consumer Automobile Receivables Trust
5.710% due 02/16/2029	5,000	5,133
5.780% due 08/16/2028	2,000	2,024
GM Financial Revolving Receivables Trust
4.520% due 03/11/2037	6,700	6,748
4.980% due 12/11/2036	6,300	6,447
5.770% due 08/11/2036	5,400	5,656
Hertz Vehicle Financing LLC
5.570% due 09/25/2029	8,000	8,177
6.150% due 03/25/2030	3,400	3,552
Honda Auto Receivables Owner Trust
4.510% due 11/21/2030	1,000	1,008
4.570% due 03/21/2029	4,700	4,728
Hyundai Auto Lease Securitization Trust 4.530% due 04/17/2028	6,500	6,548
Nissan Auto Lease Trust
4.910% due 04/15/2027	10,000	10,040
4.970% due 09/15/2028	2,200	2,213
SBNA Auto Lease Trust 6.520% due 04/20/2028	1,000	1,014
SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031	500	507
4.950% due 05/21/2029	900	904
Toyota Lease Owner Trust 5.660% due 11/20/2026	1,449	1,454
Volkswagen Auto Loan Enhanced Trust 5.020% due 06/20/2028	4,168	4,188
World Omni Auto Receivables Trust
5.030% due 11/15/2029	900	912
5.150% due 11/15/2028	2,259	2,269

		131,776

CMBS OTHER 1.3%
ACREC Ltd. 5.579% due 10/16/2036 •	1,764	1,760
Arbor Realty Commercial Real Estate Notes Ltd. 5.776% due 11/15/2036 •	5,535	5,549
AREIT Trust
5.551% due 01/20/2037 •	3,179	3,175
6.426% due 08/17/2041 •	2,057	2,064
6.556% due 06/17/2039 •	2,641	2,643
BDS LLC 6.454% due 08/19/2038 •	1,562	1,564
BDS Ltd. 5.779% due 12/16/2036 •	1,930	1,932
BXMT Ltd. 6.328% due 11/15/2037 •	2,751	2,748
GPMT Ltd.
5.784% due 12/15/2036 •	884	865
5.929% due 07/16/2035 •	2,672	2,620
Greystone Commercial Real Estate LLC 5.793% due 01/15/2043 •	3,500	3,505
LoanCore Issuer Ltd. 5.726% due 11/15/2038 •	2,563	2,568
MF1 LLC 6.953% due 09/17/2037 •	2,303	2,312
MF1 Ltd.
5.509% due 10/16/2036 •	1,075	1,075
6.128% due 12/15/2035 •	1,146	1,148
PFP Ltd. 6.586% due 08/19/2035 •	1,678	1,681
Starwood Commercial Mortgage Trust 5.629% due 04/18/2038 •	4,602	4,588
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •	4,419	4,428

		46,225

CREDIT CARD BULLET 1.2%
American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	2,044
4.870% due 05/15/2028	10,000	10,054
4.950% due 10/15/2027	2,500	2,504
5.240% due 04/15/2031	6,000	6,249
Bank of America Credit Card Trust 4.790% due 05/15/2028	12,600	12,657
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027	9,600	9,630

		43,138

CREDIT CARD OTHER 0.4%
Capital One Multi-Asset Execution Trust 4.420% due 05/15/2028	8,300	8,310

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Synchrony Card Funding LLC 5.740% due 10/15/2029	5,000	5,093

		13,403

OTHER ABS 5.5%
AIMCO CLO 5.530% due 10/17/2034 •	5,950	5,959
Anchorage Capital CLO Ltd.
5.319% due 10/20/2034 •	4,200	4,201
5.712% due 04/22/2034 •	2,600	2,606
Anchorage Credit Funding Ltd.
3.900% due 07/28/2037	771	757
3.928% due 04/25/2038	2,900	2,848
Apidos CLO 5.520% due 04/17/2034 •	6,800	6,798
Atlas Senior Loan Fund Ltd.
5.329% due 10/20/2034 •	1,000	1,000
5.379% due 01/18/2035 •	2,000	1,999
Bethpage Park CLO Ltd. 5.648% due 01/15/2035 •	5,691	5,703
Birch Grove CLO Ltd. 5.870% due 07/17/2037 •	6,200	6,225
Carlyle Global Market Strategies CLO Ltd. 5.594% due 07/27/2031 •	514	515
Catamaran CLO Ltd. 5.634% due 04/22/2030 •	1,747	1,749
CBAMR Ltd. 5.886% due 07/15/2037 •	9,200	9,225
CIFC Funding Ltd. 5.631% due 07/18/2031 •	1,746	1,747
DLLMT LLC
5.340% due 03/22/2027	3,041	3,053
5.350% due 03/20/2031	5,660	5,730
Dryden CLO Ltd. 5.362% due 08/20/2034 •	3,600	3,591
ECMC Group Student Loan Trust
5.170% due 02/27/2068 •	2,742	2,719
5.220% due 09/25/2068 •	3,729	3,693
5.420% due 01/27/2070 •	4,809	4,835
5.470% due 05/25/2067 •	2,378	2,366
Elevation CLO Ltd.
5.412% due 07/25/2034 •	2,200	2,202
5.582% due 01/25/2035 •	4,500	4,502
Elmwood CLO Ltd. 5.612% due 04/22/2035 •	8,000	8,000
Flatiron CLO Ltd. 5.505% due 11/16/2034 •	2,747	2,752
Gallatin CLO Ltd. 5.608% due 07/15/2031 •	2,395	2,401
ICG U.S. CLO Ltd.
5.251% due 01/16/2033 •	4,338	4,337
5.419% due 10/20/2034 •	4,500	4,503
Jamestown CLO Ltd. 5.402% due 07/25/2034 •	3,200	3,191
KKR CLO Ltd.
5.471% due 07/18/2030 •	267	267
5.518% due 04/15/2031 •	1,025	1,026
LCM Ltd. 5.326% due 01/15/2034 •	1,000	997
Magnetite Ltd.
5.406% due 10/15/2031 •	937	938
5.606% due 04/15/2035 •	4,400	4,404
Marathon CLO Ltd. 5.456% due 04/15/2032 •	2,006	2,009
MMAF Equipment Finance LLC 5.610% due 07/10/2028	1,937	1,939
Navient Private Education Loan Trust 5.876% due 07/16/2040 •	1,511	1,519
Navient Private Education Refi Loan Trust
5.326% due 01/15/2043 •	274	274
5.426% due 04/15/2069 •	1,307	1,301
Navient Student Loan Trust
5.220% due 07/26/2066 •	1,884	1,870
6.480% due 03/15/2072	1,001	1,027
Neuberger Berman CLO 5.438% due 10/15/2029 •	1,093	1,094
Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •	2,800	2,795
5.330% due 07/17/2036 •	2,800	2,798
Octagon Investment Partners Ltd. 5.309% due 01/20/2035 •	6,700	6,663
OFSI BSL Ltd. 5.539% due 04/20/2034 •	3,500	3,504
OZLM Ltd. 5.691% due 07/20/2032 •	3,082	3,084

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Parallel Ltd. 5.366% due 07/15/2034 •	4,200	4,193
Pawneee Equipment Receivables LLC 5.170% due 02/15/2028	450	450
Rad CLO Ltd. 5.657% due 07/24/2032 •	1,709	1,711
Romark CLO Ltd. 5.571% due 10/23/2030 •	870	871
Saranac CLO Ltd. 5.724% due 08/13/2031 •	645	644
SLM Private Education Loan Trust 9.176% due 10/15/2041 •	2,407	2,524
SMB Private Education Loan Trust
5.130% due 04/15/2054	2,962	2,999
5.156% due 01/15/2053 •	2,398	2,387
5.284% due 09/15/2054 •	439	438
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •	2,600	2,604
Tesla Sustainable Energy Trust 5.080% due 06/21/2050	483	485
Trinitas CLO Ltd. 5.622% due 01/25/2034 •	6,800	6,804
Venture CLO Ltd.
5.521% due 07/20/2030 •	2,083	2,084
5.581% due 07/20/2030 •	977	975
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •	5,214	5,207
Verizon Master Trust 4.350% due 08/20/2032	7,500	7,530
Voya CLO Ltd.
5.329% due 04/20/2034 •	3,300	3,288
5.491% due 04/17/2030 •	824	824
Wind River CLO Ltd. 5.316% due 10/15/2034 •	5,172	5,157

		197,891

Total Asset-Backed Securities (Cost $428,933)		432,433

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 6.000% due 05/13/2030	1,900	1,968

Total Sovereign Issues (Cost $1,890)		1,968

SHORT-TERM INSTRUMENTS 22.1%
REPURCHASE AGREEMENTS (c) 22.1%		792,100

Total Short-Term Instruments (Cost $792,100)		792,100

Total Investments in Securities (Cost $4,421,720)		4,422,536

Total Investments 123.5% (Cost $4,421,720)		$4,422,536
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $940)		153
Other Assets and Liabilities, net (23.5)%		(841,057)

Net Assets 100.0%		$3,581,632

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$425,500	U.S. Treasury Notes 3.375% - 4.250% due 09/15/2027 - 02/28/2029	$(434,308)	$425,500	$425,552
4.440	07/01/2025	07/02/2025	258,800	U.S. Treasury Notes 4.625% due 06/15/2027	(263,980)	258,800	258,800
DEU	4.470	07/01/2025	07/02/2025	107,800	U.S. Treasury Inflation Protected Securities 1.625% due 04/15/2030	(110,086)	107,800	107,800

Total Repurchase Agreements	$(808,374)	$792,100	$792,152

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	2,323	$483,238	$1,756	$127	$0
U.S. Treasury 5-Year Note September Futures	09/2025	2,450	267,050	2,790	325	0
U.S. Treasury 10-Year Note September Futures	09/2025	1,336	149,799	2,504	418	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	589	67,302	1,358	285	0

$8,408	$1,155	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	20	$(2,383)	$(101)	$0	$(27)

Total Futures Contracts	$8,307	$1,155	$(27)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.241%	$900	$12	$(9)	$3	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.303	3,000	46	(25)	21	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.350	900	8	1	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.431	4,450	(15)	88	73	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.367	3,500	(22)	55	33	0	0

$29	$110	$139	$1	$0

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	09/05/2028	$195,000	$(2,270)	$1,173	$(1,097)	$0	$(183)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	15,400	(35)	140	105	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	72,600	748	(1,191)	(443)	0	(111)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	140,170	(140)	(2,003)	(2,143)	0	(363)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	39,400	(383)	(661)	(1,044)	0	(153)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	20,900	2,991	470	3,461	0	(150)

						$911	$(2,072)	$(1,161)	$0	$(976)

Total Swap Agreements						$940	$(1,962)	$(1,022)	$1	$(976)

(e)	Securities with an aggregate market value of $30,730 and cash of $11,967 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$455,836	$0	$455,836
Industrials						0	159,898	0	159,898
Utilities						0	150,359	0	150,359
Municipal Bonds & Notes
Alabama						0	3,493	0	3,493
California						0	36,303	0	36,303
Florida						0	6,174	0	6,174
Kansas						0	2,411	0	2,411
Louisiana						0	4,356	0	4,356
Michigan						0	2,468	0	2,468
New York						0	21,981	0	21,981
Texas						0	7,165	0	7,165
Utah						0	2,054	0	2,054
West Virginia						0	10,261	0	10,261
Wisconsin						0	2,000	0	2,000
U.S. Government Agencies						0	1,593,695	0	1,593,695
U.S. Treasury Obligations						0	502,844	0	502,844
Non-Agency Mortgage-Backed Securities						0	234,737	0	234,737
Asset-Backed Securities
Automobile Sequential						0	131,776	0	131,776
CMBS Other						0	46,225	0	46,225
Credit Card Bullet						0	43,138	0	43,138
Credit Card Other						0	13,403	0	13,403
Other ABS						0	197,891	0	197,891
Sovereign Issues						0	1,968	0	1,968
Short-Term Instruments
Repurchase Agreements						0	792,100	0	792,100

Total Investments						$0	$4,422,536	$0	$4,422,536

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$1,156	$0	$1,156

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2025 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,003)	$0	$(1,003)

Total Financial Derivative Instruments	$0	$153	$0	$153

Totals	$0	$4,422,689	$0	$4,422,689

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 357.5% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$38	$51

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	501	508

Total Corporate Bonds & Notes (Cost $551)		559

MUNICIPAL BONDS & NOTES 0.4%
TEXAS 0.4%
Ennis Economic Development Corp. Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	4,389

Total Municipal Bonds & Notes (Cost $5,989)		4,389

U.S. GOVERNMENT AGENCIES 333.6%
Fannie Mae
0.000% due 10/25/2042 - 10/25/2045 •	1,221	789
0.200% due 02/25/2043 •(a)	1,581	10
1.500% due 02/25/2036 (a)	36,474	1,862
1.580% due 07/25/2044 ~(a)	309	12
1.580% due 11/25/2049 •(a)	1,943	260
1.646% due 07/25/2052 ~(a)	321	16
1.664% due 10/25/2046 ~(a)	179	8
1.719% due 06/25/2042 •	379	325
1.730% due 07/25/2042 - 08/25/2042 •(a)	4,866	515
1.852% due 04/25/2046 ~(a)	279	13
1.880% due 07/25/2044 ~(a)	465	27
2.011% due 08/25/2044 ~(a)	269	18
2.026% due 04/25/2055 ~(a)	515	25
2.053% due 07/25/2045 ~(a)	1,439	86
2.067% due 01/25/2045 ~(a)	268	15
2.081% due 03/25/2045 ~(a)	679	38
2.086% due 08/25/2054 ~(a)	615	33
2.301% due 08/25/2055 ~(a)	330	19
2.349% due 01/25/2031 ~(a)	6,606	383
2.500% due 02/25/2051 (a)	7,410	1,249
2.842% due 09/26/2033 •	1	1
3.000% due 11/01/2042 - 05/01/2058	9,530	8,303
3.000% due 11/25/2043 - 12/25/2048 (a)	7,270	909
3.500% due 04/25/2046 (a)	197	16
3.500% due 06/01/2056 - 01/01/2059	21,685	19,498
3.575% due 02/01/2026	9,000	8,927
4.000% due 09/01/2043 - 10/01/2043	173	166
4.000% due 06/25/2044 (a)	42	2
4.182% due 10/01/2031 •	11	11
4.215% due 11/01/2028 •	8	8
4.374% due 02/01/2028 ~	5,995	6,014
4.379% due 08/01/2028 •	7	7
4.407% due 05/01/2036 •	1	1
4.437% due 05/01/2036 •	32	32
4.440% due 06/01/2033	2,000	1,989
4.446% due 11/01/2028 •	4	4
4.462% due 02/01/2028 •	4	4
4.490% due 04/01/2033	2,000	1,999
4.496% due 12/25/2036 •	563	553
4.500% due 06/01/2030 - 04/01/2059	15,879	15,535
4.550% due 05/01/2028	200	203
4.579% due 05/01/2036 •	1	1
4.580% due 08/01/2033	1,000	1,006
4.600% due 05/01/2036 •	1	1
4.630% due 07/01/2033	3,458	3,476
4.654% due 07/25/2032 •	22	22
4.700% due 04/01/2033	3,682	3,684
4.796% due 02/25/2033 •	6	6
4.807% due 07/25/2037 •	189	186
4.816% due 04/18/2028 - 12/18/2032 •	9	9
4.820% due 06/25/2029 - 04/25/2032 •	15	14

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.860% due 07/01/2033	2,500	2,555
4.866% due 10/18/2030 •	5	5
4.870% due 06/25/2046 •	675	662
4.900% due 10/01/2028	709	725
4.920% due 06/25/2030 - 11/25/2059 •	10,248	10,119
4.990% due 03/01/2031	1,477	1,511
5.000% due 11/25/2028 - 11/01/2039	135	134
5.061% due 02/01/2031 •	12	12
5.120% due 10/25/2037 •	1,225	1,225
5.201% due 03/01/2035 •	24	24
5.300% due 09/01/2038	1,022	1,072
5.320% due 04/25/2032 •	2	2
5.361% due 02/01/2026 •	1	1
5.479% due 01/01/2049 •	1,131	1,166
5.498% due 02/01/2031 •	9	9
5.500% due 08/01/2039 - 11/01/2039	846	844
5.570% due 10/01/2028	863	891
5.610% due 10/01/2028	883	912
5.613% due 09/01/2034 •	1	1
5.645% due 06/01/2029 - 06/01/2030 •	12	12
5.697% due 08/01/2042 - 10/01/2044 •	466	469
5.730% due 10/01/2028	1,122	1,175
5.750% due 12/01/2030 •	12	12
5.821% due 05/01/2030 •	6	6
5.897% due 10/01/2030 - 09/01/2040 •	31	31
6.000% due 04/25/2031 - 02/01/2037	140	144
6.034% due 02/01/2030 •	14	14
6.118% due 03/01/2035 •	11	12
6.140% due 11/01/2035 •	54	54
6.160% due 09/01/2035 •	35	36
6.175% due 11/01/2035 •	208	210
6.187% due 01/01/2035 •	5	5
6.260% due 05/01/2035 - 06/01/2035 •	59	60
6.300% due 06/25/2031 ~	40	39
6.320% due 02/01/2027 •	1	1
6.395% due 04/01/2032 •	1	1
6.405% due 11/01/2035 •	4	4
6.448% due 06/01/2032 - 02/01/2034 •	18	18
6.460% due 05/01/2035 •	22	22
6.500% due 06/25/2028 - 10/25/2031	179	185
6.500% due 04/25/2038 (a)	96	22
6.525% due 12/01/2031 •	1	1
6.583% due 11/01/2035 •	3	3
6.600% due 01/01/2030 •	25	25
6.652% due 06/01/2035 •	15	15
6.675% due 02/01/2035 •	12	12
6.719% due 11/01/2048 •	479	495
6.722% due 09/01/2031 •	3	3
6.782% due 05/25/2035 ~	31	31
6.813% due 12/01/2048 •	674	697
6.848% due 12/01/2027 •	3	3
6.850% due 12/18/2027	24	24
6.912% due 02/01/2036 •	7	8
7.000% due 11/25/2026 - 09/01/2032	11	12
7.202% due 08/01/2035 •	25	26
7.220% due 05/01/2036 •	9	9
7.250% due 08/01/2029 •	3	3
7.277% due 07/01/2032 •	11	11
7.310% due 09/01/2035 •	1	1
7.312% due 07/01/2035 •	12	12
7.422% due 09/01/2035 •	28	29
7.430% due 07/01/2035 •	6	6
7.435% due 09/01/2034 •	22	23
7.500% due 11/20/2026 - 07/25/2041	68	69
7.519% due 07/01/2034 •	60	61
Farmer Mac 8.850% due 04/25/2030 «~	24	24
Freddie Mac
0.000% due 01/15/2035 - 05/15/2041 •	6,967	6,485
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	34,456	22,228
0.461% due 05/15/2035 •	2,745	2,719
1.641% due 10/15/2037 ~(a)	102	5
1.774% due 05/15/2037 ~(a)	257	14
1.926% due 10/15/2037 ~(a)	44	2
2.000% due 11/25/2050 (a)	5,651	768
2.003% due 03/15/2037 ~(a)	109	6
2.137% due 11/15/2036 ~(a)	288	17
2.192% due 08/15/2041 ~(a)	96	5
2.200% due 11/15/2038 ~(a)	309	18
2.206% due 02/15/2038 ~(a)	184	10
2.270% due 10/15/2041 ~(a)	185	11
2.290% due 06/15/2038 ~(a)	238	15
2.371% due 12/15/2043 •	1,139	1,047
2.500% due 12/15/2027 - 10/15/2052 (a)	40,100	6,148
2.591% due 08/15/2036 ~(a)	122	8
3.000% due 08/15/2032 - 08/01/2046	4,891	4,588

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

3.000% due 02/15/2033 - 09/15/2048 (a)	2,473	225
3.500% due 08/15/2026 - 08/15/2045 (a)	10,477	1,671
3.500% due 09/01/2032	951	936
4.000% due 06/01/2029 - 12/01/2048	6,824	6,530
4.000% due 01/15/2046 (a)	3,103	545
4.174% due 07/01/2030 •	42	41
4.500% due 03/01/2029 - 06/01/2048	4,232	4,214
4.545% due 03/01/2029 •	1	1
4.550% due 08/15/2032 ~	5	5
4.556% due 07/25/2031 •	20	20
4.660% due 01/25/2031	6,100	6,178
4.670% due 05/25/2031 •	61	61
4.700% due 09/25/2031 •	21	21
4.718% due 06/15/2048 - 12/15/2048 •	2,618	2,561
4.768% due 12/15/2029 •	19	19
4.814% due 10/15/2037 - 10/15/2040 •	4,845	4,775
4.868% due 09/15/2026 - 12/15/2031 •	7	7
4.918% due 02/15/2028 - 03/15/2032 •	1	1
4.964% due 12/15/2046 •	336	332
4.968% due 03/15/2032 - 03/15/2044 •	821	817
4.970% due 01/25/2050 •	1,336	1,300
5.000% due 09/01/2025 - 07/01/2041	3,864	3,915
5.018% due 08/15/2035 •	184	184
5.368% due 04/15/2031 •	139	140
5.418% due 06/15/2031 •	10	10
5.500% due 11/01/2030 - 06/01/2041	9,437	9,699
5.618% due 07/15/2027 •	24	24
6.000% due 09/15/2026 - 05/01/2040	1,405	1,473
6.250% due 12/15/2028	30	30
6.262% due 01/01/2028 •	2	2
6.285% due 03/01/2033 •	23	24
6.348% due 12/01/2032 •	4	4
6.369% due 09/01/2028 •	1	1
6.402% due 11/01/2027 •	12	12
6.499% due 03/01/2032 •	2	2
6.500% due 06/15/2027 - 10/25/2043	577	599
6.532% due 06/01/2028 - 02/01/2031 •	1	1
6.534% due 07/01/2028 •	18	18
6.641% due 12/01/2026 •	1	1
6.643% due 02/01/2027 •	8	8
6.648% due 07/01/2035 •	76	78
6.650% due 12/01/2029 •	1	1
6.750% due 03/01/2033 •	8	8
6.874% due 11/01/2029 •	37	38
6.894% due 10/01/2036 •	24	25
6.984% due 08/01/2035 •	4	4
7.000% due 01/01/2026 - 12/01/2032	9	10
7.067% due 12/01/2035 •	167	172
7.087% due 07/01/2030 •	1	1
7.125% due 10/01/2035 •	13	14
7.170% due 05/01/2032 •	59	60
7.390% due 05/01/2032 •	4	4
7.482% due 07/01/2027 •	1	1
7.500% due 08/15/2029 (a)	1	0
7.500% due 01/15/2030	17	18
7.647% due 11/01/2034 •	9	9
8.000% due 06/01/2030 - 09/01/2030	1	0
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	103	98
0.000% due 09/20/2045 •	1,736	1,118
0.086% due 06/20/2042 ~(a)	461	25
0.092% due 11/20/2045 ~(a)	493	22
0.136% due 06/20/2042 ~(a)	425	21
0.137% due 09/20/2045 ~(a)	660	27
0.143% due 12/20/2045 ~(a)	350	15
0.208% due 06/20/2043 ~(a)	442	21
0.213% due 08/20/2045 ~(a)	207	8
1.087% due 03/16/2051 ~(a)	608	1
2.500% due 03/20/2027 - 09/20/2051	34,715	29,575
3.000% due 12/15/2042 - 11/20/2067	17,416	15,916
3.000% due 06/20/2046 (a)	143	9
3.500% due 11/15/2041 - 02/20/2052	68,608	63,226
3.500% due 08/20/2042 - 09/20/2046 (a)	5,246	530
4.000% due 09/15/2040 - 03/15/2052	19,759	18,772
4.500% due 06/15/2035 - 01/20/2049	16,798	16,400
4.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2026 ~•	5	5
4.625% due 07/20/2027 - 07/20/2035 •	1,610	1,628
4.750% due 12/20/2029 - 12/20/2032 •	284	288
4.875% (H15T1Y + 1.500%) due 04/20/2026 - 06/20/2026 ~•	16	16
4.875% due 04/20/2027 - 04/20/2033 •	847	851
4.926% due 01/20/2059 •	20	20
5.000% (H15T1Y + 1.500%) due 08/20/2025 - 09/20/2026 ~•	1	0
5.000% due 07/20/2027 - 08/20/2030 •	200	200
5.000% due 05/15/2033 - 12/20/2048	9,357	9,438
5.240% due 10/20/2058 •	1	1
5.496% due 07/20/2070 - 08/20/2070 •	14,137	14,289

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.500% due 07/20/2030 - 09/20/2030 •	19	18
5.500% due 09/15/2031 - 07/15/2041	3,833	3,973
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 03/20/2026 ~•	5	4
5.625% due 01/20/2027 - 02/20/2032 •	106	106
5.696% due 10/20/2070 •	6,957	7,078
5.802% due 09/20/2071 •	24,595	25,140
6.000% due 09/15/2036 - 12/15/2040	704	730
6.125% due 01/20/2034 •	854	880
6.500% due 01/15/2028 - 07/15/2039	780	811
7.000% due 06/20/2026 - 09/20/2028	2	2
7.500% due 06/15/2027 - 10/15/2031	14	12
8.000% due 12/15/2028 - 09/15/2031	13	14
8.500% due 08/15/2027 - 01/20/2031	101	103
Ginnie Mae, TBA
2.000% due 07/01/2055 - 08/01/2055	99,600	81,136
2.500% due 08/01/2055	94,850	80,599
3.000% due 07/01/2055 - 08/01/2055	253,350	224,080
3.500% due 07/01/2055	17,882	16,260
4.000% due 07/01/2055 - 08/01/2055	38,650	35,936
4.500% due 08/01/2055	42,900	41,049
5.000% due 07/01/2055	54,800	53,839
5.500% due 07/01/2055	33,500	33,554
U.S. Small Business Administration
5.370% due 04/01/2028	265	268
5.490% due 05/01/2028	271	273
5.870% due 05/01/2026 - 07/01/2028	196	199
6.220% due 12/01/2028	43	44
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	280	212
2.000% due 11/01/2026 - 04/01/2036	8,306	7,661
2.500% due 01/01/2032 - 04/01/2052	36,709	31,072
3.000% due 10/01/2026 - 04/01/2052	201,619	177,306
3.500% due 10/01/2025 - 05/01/2050	69,807	65,092
4.000% due 12/01/2025 - 06/01/2049	58,317	56,348
4.500% due 09/01/2025 - 01/01/2049	13,203	13,081
5.000% due 09/01/2025 - 06/01/2053	7,393	7,355
5.500% due 11/01/2028 - 02/01/2042	5,287	5,410
6.000% due 09/01/2028 - 05/01/2041	6,444	6,709
6.500% due 02/01/2026 - 04/01/2043	3,018	3,162
8.000% due 07/01/2030 - 10/01/2030	3	3
Uniform Mortgage-Backed Security, TBA
1.500% due 07/01/2055	14,400	10,829
2.000% due 07/01/2040	18,600	17,001
2.500% due 08/01/2055	33,430	27,728
3.000% due 07/01/2040 - 08/01/2055	697,680	608,474
3.500% due 07/01/2040	97,900	94,486
4.000% due 08/01/2055	64,040	59,542
4.500% due 07/01/2040 - 08/01/2055	572,818	547,778
5.000% due 07/01/2040 - 08/01/2055	483,604	473,771
5.500% due 07/01/2040 - 08/01/2055	347,600	347,426
6.000% due 08/01/2055	68,700	69,751
6.500% due 07/01/2055	42,856	44,255
7.000% due 08/01/2055 - 09/01/2055	9,000	9,439
Vendee Mortgage Trust
6.341% due 01/15/2030 ~	56	57
6.500% due 03/15/2029	70	70

Total U.S. Government Agencies (Cost $3,696,555)		3,657,885

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Bonds
4.125% due 08/15/2044 (g)	77,200	70,750

Total U.S. Treasury Obligations (Cost $77,937)		70,750

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust 5.460% due 09/25/2035 ~	133	117
Banc of America Funding Trust
5.012% due 05/20/2035 •	189	175
6.253% due 10/25/2036	377	334
6.337% due 01/25/2037	374	350
Banc of America Mortgage Trust
5.056% due 02/25/2036 ~	72	67
5.855% due 07/25/2034 ~	1	1
Bank of America Mortgage Trust
6.767% due 06/20/2031 ~	17	18
Bear Stearns Adjustable Rate Mortgage Trust
4.811% due 11/25/2030 ~	1	1
6.375% due 08/25/2033 ~	41	40
6.500% due 01/25/2034 ~	1	1
7.326% due 08/25/2033 ~	47	45
Bear Stearns ALT-A Trust
4.333% due 11/25/2036 ~	143	65
4.607% due 11/25/2036 ~	392	201
4.608% due 11/25/2036 ~	286	165

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.467% due 05/25/2035 ~	75	72
Bear Stearns Structured Products, Inc. Trust 4.120% due 12/26/2046 ~	483	384
BellaVista Mortgage Trust 4.932% due 05/20/2045 •	92	59
Chase Mortgage Finance Trust
4.443% due 09/25/2036 ~	14	12
6.000% due 07/25/2037	1,502	655
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.457% due 01/25/2035 ~	119	111
4.614% due 05/25/2036 •	42	40
4.684% due 08/25/2035 •	60	58
Citigroup Mortgage Loan Trust
5.988% due 08/25/2035 ~	46	41
6.490% due 05/25/2035 •	1	1
6.500% due 06/25/2054 ~	1,659	1,692
Citigroup Mortgage Loan Trust, Inc. 6.080% due 09/25/2035 •	50	51
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	327	287
Countrywide Alternative Loan Resecuritization Trust 3.931% due 08/25/2037 ~	80	36
Countrywide Alternative Loan Trust
4.712% due 09/20/2046 •	5,454	4,787
4.814% due 09/25/2046 •	1,955	1,820
4.832% due 07/20/2046 •	218	185
4.834% due 05/25/2036 •	25	21
4.854% due 05/25/2035 •	314	300
4.874% due 05/25/2035 •	43	40
4.934% due 05/25/2035 •	85	67
4.934% due 09/25/2046 •	3,664	2,965
4.934% due 10/25/2046 •	272	207
4.954% due 07/25/2046 •	1,475	1,056
4.994% due 12/25/2035 •	128	117
5.072% due 12/20/2035 •	365	345
5.114% due 10/25/2046 •	1,214	898
6.250% due 11/25/2036	528	388
Countrywide Home Loan Mortgage Pass-Through Trust
4.607% due 11/25/2037 ~	270	258
4.860% due 09/25/2047 ~	208	188
4.894% due 05/25/2035 •	345	302
4.925% due 09/25/2034 ~	109	103
4.974% due 02/25/2035 •	27	26
5.014% due 04/25/2035 •	193	184
5.074% due 03/25/2035 •	26	24
5.094% due 02/25/2035 •	222	209
5.114% due 02/25/2035 •	5	5
5.114% due 03/25/2036 •	7	1
5.134% due 02/25/2036 •	12	5
6.250% due 07/19/2031 ~	2	2
6.305% due 06/19/2031 ~	2	2
Credit Suisse First Boston Mortgage Securities Corp. 5.695% due 06/25/2033 ~	3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	984	806
4.699% due 05/27/2053 ~	4,323	3,864
6.079% due 04/25/2037	1,721	485
Deutsche Alt-B Securities Mortgage Loan Trust 4.534% due 10/25/2036 •	5	5
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	4	4
GreenPoint Mortgage Funding Trust
4.834% due 12/25/2046 •	1,076	1,049
4.974% due 04/25/2036 •	452	398
GreenPoint Mortgage Pass-Through Certificates 7.182% due 10/25/2033 ~	6	6
GS Mortgage Securities Corp. Trust 5.509% due 07/15/2031 •	2,000	1,561
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~	14,267	12,163
GSR Mortgage Loan Trust
4.537% due 04/25/2036 ~	102	62
4.857% due 06/25/2034 ~	7	7
4.954% due 08/25/2046 •	2,056	454
HarborView Mortgage Loan Trust
2.722% due 11/19/2034 ~	17	13
4.692% due 03/19/2037 •	177	164
4.872% due 05/19/2046 •	510	153
5.485% due 08/19/2034 ~	417	388
5.514% due 08/19/2036 ~	19	19
HomeBanc Mortgage Trust 5.294% due 08/25/2029 •	52	51
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~	1	1
IndyMac INDB Mortgage Loan Trust 5.034% due 11/25/2035 •	78	44

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

IndyMac INDX Mortgage Loan Trust
3.332% due 01/25/2036 ~	144	128
3.587% due 01/25/2036 ~	1	0
3.736% due 08/25/2035 ~	363	264
4.071% due 08/25/2036 ~	6,482	5,514
4.588% due 12/25/2034 ~	2	2
4.734% due 06/25/2037 •	285	101
4.854% due 05/25/2046 •	438	397
4.914% due 04/25/2035 •	40	33
4.914% due 07/25/2035 •	318	293
5.074% due 02/25/2035 •	59	54
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	5,358	4,575
3.000% due 05/25/2052 ~	6,138	5,248
5.334% due 12/25/2049 •	1,177	1,124
5.384% due 08/25/2049 •	643	616
5.775% due 10/25/2035 ~	449	425
Lehman XS Trust 5.074% due 11/25/2046 •	1,568	1,191
Luminent Mortgage Trust 4.794% due 12/25/2036 •	209	201
MASTR Adjustable Rate Mortgages Trust
4.914% due 05/25/2037 •	320	126
5.114% due 05/25/2047 •	3,255	2,657
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	61	42
MASTR Seasoned Securitization Trust 4.892% due 10/25/2032 ~	42	39
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.126% due 11/15/2031 •	46	45
5.306% due 11/15/2031 •	6	6
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.866% due 12/15/2030 •	57	56
4.906% due 06/15/2030 •	46	45
Merrill Lynch Alternative Note Asset Trust 5.034% due 03/25/2037 •	839	197
Merrill Lynch Mortgage Investors Trust
5.154% due 04/25/2035 ~	3	3
5.264% due 01/25/2029 ~	461	390
5.313% due 10/25/2028 •	3	3
Morgan Stanley Mortgage Loan Trust
4.944% due 02/25/2047 •	754	301
5.370% due 07/25/2035 ~	262	215
Mortgage Equity Conversion Asset Trust
4.460% due 02/25/2042 •	446	440
4.490% due 01/25/2042 •	3,690	3,595
10.000% due 05/25/2042 •	2,141	1,790
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	4,352	4,181
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	87	86
OBX Trust 3.000% due 01/25/2052 ~	2,549	2,169
Prime Mortgage Trust 4.834% due 02/25/2034 •	5	5
Residential Accredit Loans, Inc. Trust
4.108% due 08/25/2035 ~	421	148
4.974% due 05/25/2046 •	333	276
Residential Funding Mortgage Securities, Inc. Trust 5.871% due 09/25/2035 ~	584	374
Sequoia Mortgage Trust
4.731% due 01/20/2047 ~	224	159
5.072% due 04/19/2027 •	3	3
5.132% due 10/19/2026 •	3	3
5.192% due 10/20/2027 •	29	28
Structured Adjustable Rate Mortgage Loan Trust
3.972% due 01/25/2035 ~	50	49
4.519% due 11/25/2035 ~	138	127
4.728% due 08/25/2035 ~	4	4
4.972% due 07/25/2035 ~	15	13
5.169% due 06/25/2034 •	143	138
5.967% due 07/25/2034 ~	9	9
6.210% due 10/25/2037 •	650	586
Structured Asset Mortgage Investments Trust
4.694% due 03/25/2037 •	57	21
4.814% due 06/25/2036 •	42	42
4.854% due 05/25/2036 •	350	244
4.894% due 05/25/2045 •	397	376
4.932% due 07/19/2035 •	339	331
5.034% due 08/25/2036 •	1,919	1,395
5.092% due 09/19/2032 •	112	109
5.092% due 10/19/2034 •	26	25
5.132% due 03/19/2034 •	138	131
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	49	0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.554% due 06/25/2033 ~	1	1
TBW Mortgage-Backed Trust
6.130% due 01/25/2037	847	190
6.470% due 09/25/2036	9,085	210
6.515% due 07/25/2037	1,331	488
Thornburg Mortgage Securities Trust 5.504% due 06/25/2043 ~	64	62
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	5,162	4,960
WaMu Mortgage Pass-Through Certificates Trust
3.716% due 04/25/2037 ~	443	402
4.351% due 12/25/2036 ~	422	387
4.954% due 11/25/2045 •	357	343
5.014% due 10/25/2045 •	23	23
5.074% due 01/25/2045 •	75	74
5.074% due 07/25/2045 •	13	13
5.094% due 01/25/2045 •	200	199
5.148% due 12/25/2035 ~	79	75
5.239% due 11/25/2046 •	103	87
5.399% due 02/25/2046 •	407	372
5.434% due 07/25/2044 •	36	35
5.484% due 12/25/2045 •	693	605
5.599% due 11/25/2042 •	12	12
5.649% due 01/25/2047 •	466	429
5.799% due 06/25/2042 •	57	53
5.799% due 08/25/2042 •	137	132
6.172% due 08/25/2033 ~	86	84
6.205% due 03/25/2034 ~	2	2
6.526% due 09/25/2033 ~	41	41
Washington Mutual Mortgage Pass-Through Certificates Trust 6.768% due 07/25/2036	2,116	460
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 6.768% due 11/25/2030 ~	14	14
Wells Fargo Mortgage-Backed Securities Trust 6.571% due 07/25/2034 ~	5	5

Total Non-Agency Mortgage-Backed Securities (Cost $107,496)		92,190

ASSET-BACKED SECURITIES 8.0%
CMBS OTHER 0.5%
MF1 LLC 6.468% due 06/19/2037 •	2,831	2,833
MF1 Ltd. 5.509% due 10/16/2036 •	2,110	2,110

		4,943

HOME EQUITY OTHER 2.5%
ABFC Trust
5.134% due 06/25/2034 •	89	90
5.454% due 03/25/2032 •	101	102
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	480	375
ACE Securities Corp. Home Equity Loan Trust
4.554% due 10/25/2036 •	121	47
5.094% due 11/25/2035 •	99	108
5.484% due 07/25/2034 •	79	78
AFC Home Equity Loan Trust 5.244% due 06/25/2029 •	117	89
Amortizing Residential Collateral Trust 5.134% due 10/25/2031 •	55	54
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.374% due 06/25/2029 •	143	146
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.169% due 10/25/2035 •	817	809
Asset-Backed Securities Corp. Home Equity Loan Trust
4.514% due 05/25/2037 •	1	1
4.946% due 06/15/2031 •	183	181
Bayview Financial Acquisition Trust 4.966% due 05/28/2037 •	567	540
Bear Stearns Asset-Backed Securities Trust
5.409% due 02/25/2034 •	273	277
5.934% due 11/25/2042 •	90	90
6.406% due 06/25/2043 ~	7	7
Centex Home Equity Loan Trust
4.734% due 01/25/2032 •	36	36
5.284% due 01/25/2032 •	160	173
Chase Funding Trust
5.034% due 07/25/2033 •	14	14
5.074% due 08/25/2032 •	324	320
5.094% due 11/25/2032 •	8	8
Citigroup Global Markets Mortgage Securities, Inc. 5.784% due 01/25/2032 •	64	64

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Citigroup Mortgage Loan Trust 4.494% due 07/25/2045 •	124	86
Countrywide Asset-Backed Certificates Trust
4.574% due 07/25/2037 •	690	644
4.834% due 09/25/2037 •	363	333
5.334% due 10/25/2047 •	673	625
5.434% due 09/25/2032 •	746	760
Credit Suisse First Boston Mortgage Securities Corp. 3.968% due 08/25/2032 •	80	77
Credit-Based Asset Servicing & Securitization Trust 3.221% due 01/25/2037 •	242	70
Delta Funding Home Equity Loan Trust 5.246% due 09/15/2029 •	6	6
Ellington Loan Acquisition Trust
5.484% due 05/25/2037 •	723	710
5.534% due 05/25/2037 •	289	283
EMC Mortgage Loan Trust 5.174% due 05/25/2040 •	97	97
Encore Credit Receivables Trust 5.124% due 07/25/2035 •	1,740	1,705
EquiFirst Mortgage Loan Trust 4.914% due 01/25/2034 •	53	52
Fremont Home Loan Trust 4.914% due 08/25/2036 •	5,780	1,804
GE-WMC Mortgage Securities Trust 4.514% due 08/25/2036 •	32	14
GMACM Home Equity Loan Trust 4.914% due 01/25/2029 •	4	4
GSAMP Trust
2.520% due 10/25/2036 •	7,472	35
4.574% due 12/25/2036 •	858	458
Home Equity Mortgage Loan Asset-Backed Trust 4.654% due 04/25/2037 •	548	422
JP Morgan Mortgage Acquisition Trust 4.594% due 08/25/2036 •	33	15
Long Beach Mortgage Loan Trust
4.994% due 10/25/2034 •	55	54
5.484% due 10/25/2034 •	24	22
5.859% due 03/25/2032 •	13	19
MASTR Asset-Backed Securities Trust 5.184% due 12/25/2034 •	376	377
Merrill Lynch Mortgage Investors Trust
4.554% due 10/25/2037 •	949	139
4.594% due 09/25/2037 •	122	24
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	454	220
6.000% due 02/25/2037 ~	628	347
NovaStar Mortgage Funding Trust 4.694% due 03/25/2037 •	1,358	883
Option One Mortgage Loan Trust
4.714% due 01/25/2037 •	450	264
5.214% due 02/25/2035 •	1,133	1,082
Option One Mortgage Loan Trust Asset-Backed Certificates 5.124% due 11/25/2035 •	166	160
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	477	480
Renaissance Home Equity Loan Trust
3.733% due 08/25/2033 •	147	134
5.154% due 11/25/2034 •	110	96
5.194% due 12/25/2032 •	14	13
5.634% due 08/25/2032 •	191	182
Residential Asset Mortgage Products Trust 5.379% due 09/25/2035 •	1,503	1,476
Residential Asset Securities Corp. Trust 4.724% due 06/25/2033 •	36	33
SACO Trust 4.954% due 06/25/2036 •	18	18
Securitized Asset-Backed Receivables LLC Trust 4.554% due 12/25/2036 •	2,010	432
Soundview Home Loan Trust 4.554% due 11/25/2036 •	57	16
Structured Asset Investment Loan Trust
5.364% due 06/25/2035 •	7,609	7,351
5.709% due 12/25/2034 •	976	946
Structured Asset Securities Corp. Trust 5.124% due 09/25/2035 •	344	329

		26,906

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust 4.694% due 03/25/2037 •	69	69

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley Mortgage Loan Trust 5.154% due 04/25/2037 •	196	51

		120

MANUFACTURING HOUSE ABS OTHER 0.0%
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	36	36

WHOLE LOAN COLLATERAL 0.5%
Bear Stearns Asset-Backed Securities Trust 5.234% due 09/25/2046 •	412	395
GSAMP Trust 5.234% due 02/25/2033 •	16	16
PRET LLC 6.721% due 07/25/2051 þ	5,489	5,496
Residential Asset Mortgage Products Trust 5.034% due 03/25/2036 •	33	33

		5,940

OTHER ABS 4.5%
Anchorage Capital CLO Ltd. 5.712% due 04/22/2034 •	3,200	3,207
Apidos CLO 5.622% due 07/16/2031 •	1,585	1,588
Ares CLO Ltd. 5.600% due 04/17/2033 •	3,400	3,411
Atlas Senior Loan Fund Ltd. 5.717% due 10/24/2031 •	1,321	1,323
Betony CLO Ltd. 5.621% due 04/30/2031 •	731	732
Carlyle Global Market Strategies CLO Ltd.
5.511% due 04/17/2031 •	184	184
5.658% due 07/15/2031 •	990	992
CIFC Funding Ltd.
5.487% due 10/24/2030 •	2,125	2,126
5.690% due 07/17/2037 •	5,000	5,015
Dryden CLO Ltd. 5.501% due 04/18/2031 •	1,817	1,820
Dryden Senior Loan Fund 5.488% due 04/15/2031 •	1,876	1,877
Gallatin CLO Ltd. 5.608% due 07/15/2031 •	3,088	3,096
KKR CLO Ltd.
5.471% due 07/18/2030 •	449	450
5.518% due 04/15/2031 •	342	342
LCM Ltd. 5.611% due 04/20/2031 •	3,116	3,123
Madison Park Funding Ltd. 5.514% due 07/27/2031 •	823	824
Magnetite Ltd. 5.743% due 01/25/2032 •	639	640
Marathon CLO Ltd. 5.456% due 04/15/2032 •	1,685	1,687
Mountain View CLO LLC 5.562% due 01/16/2031 •	11	11
Mountain View CLO Ltd. 5.638% due 07/15/2031 •	725	726
Newark BSL CLO Ltd.
5.513% due 07/25/2030 •	3,046	3,048
5.644% due 12/21/2029 •	254	254
OZLM Ltd. 5.419% due 07/20/2030 •	284	284
Romark CLO Ltd. 5.571% due 10/23/2030 •	7,330	7,337
SLM Student Loan Trust 5.805% due 12/15/2033 •	1,035	1,016
Symphony CLO Ltd. 5.479% due 01/23/2032 •	798	799
TIAA CLO Ltd. 5.672% due 01/16/2031 •	96	96

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Venture CLO Ltd. 5.664% due 04/20/2032 •	3,372	3,375

		49,383

Total Asset-Backed Securities (Cost $99,466)		87,328

	SHARES
SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	553,338	553

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.5%
4.341% due 08/07/2025 - 09/11/2025 (c)(d)	5,721	5,686

Total Short-Term Instruments (Cost $6,239)		6,239

Total Investments in Securities (Cost $3,994,233)		3,919,340

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	2,217,612	21,593

Total Short-Term Instruments (Cost $21,593)		21,593

Total Investments in Affiliates (Cost $21,593)		21,593

Total Investments 359.5% (Cost $4,015,826)		$3,940,933
Financial Derivative Instruments (h)(i) (0.2)%(Cost or Premiums, net $5,927)		(2,107)
Other Assets and Liabilities, net (259.3)%		(2,842,543)

Net Assets 100.0%		$1,096,283

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						Coupon represents a weighted average yield to maturity.
(d)						Zero coupon security.
(e)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)						Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

JPS	4.440%		06/04/2025	07/02/2025	$(3,339)		$(3,350)

Total Reverse Repurchase Agreements							$(3,350)

SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (70.5)%
Uniform Mortgage-Backed Security, TBA			2.000%	07/01/2055	$125,000	$(98,134)	$(98,982)
Uniform Mortgage-Backed Security, TBA			2.000	08/01/2055	121,300	(95,423)	(96,090)
Uniform Mortgage-Backed Security, TBA			3.500	08/01/2055	249,100	(222,847)	(224,231)
Uniform Mortgage-Backed Security, TBA			6.500	07/01/2055	80,556	(83,143)	(83,185)
Uniform Mortgage-Backed Security, TBA			6.500	08/01/2055	262,000	(269,659)	(270,151)

Total Short Sales (70.5)%						$(769,206)	$(772,639)

(g)						Securities with an aggregate market value of $3,391 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(26,708) at a weighted average interest rate of 4.412%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2025	11,264	$1,227,776		$13,949	$1,496	$0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	383	45,625		1,604	515	0

					$15,553	$2,011	$0

SHORT FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2025	3,582	$(401,632)		$(7,339)	$0	$(1,119)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2025	5,072	(579,555)	(11,352)		0	(2,457)

							$(18,691)		$0	$(3,576)

Total Futures Contracts							$(3,138)		$2,011	$(3,576)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/21/2026	$23,500	$(21)	$111	$90	$0	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	(12)	142	49	0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	22,910	175	(55)	120	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	225	772	0	(63)
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	33,900	(193)	1,207	1,014	63	0
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	32,200	(134)	1,128	994	60	0
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	13,400	(54)	475	421	25	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	41,400	(208)	1,533	1,325	77	0
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	66,000	323	(2,544)	(2,221)	0	(123)
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	37,700	(266)	1,209	943	71	0
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	43,000	(288)	1,763	1,475	82	0
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	12,500	(83)	520	437	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	20,500	829	(843)	(14)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	47,300	210	243	453	92	0
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	6,900	145	(221)	(76)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	14,000	301	70	371	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	13,800	289	(43)	246	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	10,500	232	(83)	149	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	60,000	(459)	(411)	(870)	0	(127)
Receive	1-Day USD-SOFR Compounded-OIS	3.480	Annual	02/07/2032	23,000	267	(148)	119	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	3,562	3,562	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	417	516	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	16,400	0	432	432	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	57	97	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	99	153	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	106	200	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	33,500	(125)	(145)	(270)	0	(122)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	26,800	1,129	(124)	1,005	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	39,700	2,447	2,478	4,925	0	(297)

						$5,504	$11,006	$16,510	$580	$(1,244)

Total Swap Agreements						$5,504	$11,006	$16,510	$580	$(1,244)

Cash of $28,424 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000%	10/24/2025	81,800	$65	$0
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	23,500	361	122

$426	$122

Total Purchased Options	$426	$122

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements	$(3)	$3	$0	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$51	$0	$51
Industrials	0	508	0	508
Municipal Bonds & Notes
Texas	0	4,389	0	4,389
U.S. Government Agencies	0	3,657,861	24	3,657,885
U.S. Treasury Obligations	0	70,750	0	70,750
Non-Agency Mortgage-Backed Securities	0	92,190	0	92,190
Asset-Backed Securities
CMBS Other	0	4,943	0	4,943
Home Equity Other	0	26,906	0	26,906
Home Equity Sequential	0	120	0	120
Manufacturing House ABS Other	0	36	0	36
Whole Loan Collateral	0	5,940	0	5,940
Other ABS	0	49,383	0	49,383
Short-Term Instruments
Mutual Funds	0	553	0	553
U.S. Treasury Bills	0	5,686	0	5,686

$0	$3,919,316	$24	$3,919,340
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,593	$0	$0	$21,593

Total Investments	$21,593	$3,919,316	$24	$3,940,933

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(772,639)	$0	$(772,639)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,591	0	2,591
Over the counter	0	122	0	122

$0	$2,713	$0	$2,713

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4,820)	$0	$(4,820)

Total Financial Derivative Instruments	$0	$(2,107)	$0	$(2,107)

Totals	$21,593	$3,144,570	$24	$3,166,187

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Municipal Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.7% ¤
MUNICIPAL BONDS & NOTES 95.1%
ARIZONA 3.4%
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2049	$1,250	$1,250
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	2,000	2,038

		3,288

ARKANSAS 1.4%
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	1,500	1,352

CALIFORNIA 8.4%
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	500	527
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.000% due 12/01/2053	445	445
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	705	677
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	1,250	1,092
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,043
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	2,300	2,333
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2025 5.500% due 05/01/2055	1,000	1,038
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	919

		8,074

COLORADO 2.0%
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	1,000	1,005
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 4.000% due 12/01/2043	1,000	899

		1,904

CONNECTICUT 2.7%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	2,562

DISTRICT OF COLUMBIA 1.6%
District of Columbia General Obligation Bonds, Series 2024 5.000% due 08/01/2049	500	510
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023 5.250% due 10/01/2053	1,000	1,012

		1,522

FLORIDA 2.5%
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,374
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,002

		2,376

GEORGIA 1.0%
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2059	1,000	978

HAWAII 1.6%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,488

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2025 (Unaudited)

ILLINOIS 4.1%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	1,000	983
Illinois State General Obligation Bonds, Series 2024 5.000% due 05/01/2037	1,000	1,058
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,000	1,009
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,000	855

		3,905

INDIANA 0.9%
Indiana Finance Authority Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,000	855

KENTUCKY 1.1%
University of Kentucky Revenue Bonds, Series 2025 5.250% due 04/01/2050	1,000	1,030

LOUISIANA 0.8%
Louisiana Stadium and Exposition District Revenue Bonds, Series 2023 5.000% due 07/01/2040	685	718

MARYLAND 1.8%
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2034	1,600	1,687

MASSACHUSETTS 1.0%
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,000	977

MICHIGAN 1.3%
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	1,250	1,293

MINNESOTA 2.6%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,500

NEVADA 2.6%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,000	1,020
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (a)	980	638
0.000% due 06/01/2036 (a)	1,520	878

		2,536

NEW JERSEY 4.1%
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	1,000	1,024
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	923
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	1,000	949
New Jersey Turnpike Authority Revenue Bonds, Series 2024 5.250% due 01/01/2054	1,000	1,035

		3,931

NEW YORK 12.5%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	300	312
5.250% due 06/15/2053	400	413
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 5.000% due 08/01/2042	3,100	3,148
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 05/01/2048	1,000	1,022
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	528
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2042	2,000	2,082
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2046	1,000	1,025
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (c)	695	615
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2063	1,000	1,007

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2025 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.000% due 06/30/2049	1,000	986
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	1,000	910

		12,048

OHIO 0.4%
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2036	400	425

OREGON 1.1%
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	1,000	1,018

PENNSYLVANIA 13.3%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,357
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2037	1,000	968
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	1,575	1,538
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.250% due 06/30/2053	1,000	1,001
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	2,808
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	858
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,278

		12,808

RHODE ISLAND 1.0%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.000% due 05/15/2043	1,000	1,001

TENNESSEE 1.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,089

TEXAS 14.8%
Grand Parkway Transportation Corp. Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	1,880	1,644
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2038	150	156
Houston, Texas General Obligation Bonds, Series 2024 5.250% due 03/01/2049	1,000	1,032
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	966
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,418
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2050	1,500	1,535
Odem-Edroy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	1,115	1,142
SA Energy Acquisition Public Facility Corp. Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,063
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023 5.500% due 02/01/2050	1,000	1,058
Texas State University System Revenue Bonds, Series 2024 5.000% due 03/15/2042	900	940
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,001
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	800	809
5.000% due 10/15/2058	500	505

		14,269

UTAH 1.3%
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.250% due 07/01/2037	1,200	1,283

VIRGINIA 3.3%
Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022 4.000% due 07/01/2057	2,500	2,150

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2025 (Unaudited)

Henrico County, Virginia Economic Development Authority Revenue Bonds, Series 2025 5.000% due 11/01/2048	1,000	1,006

		3,156

WASHINGTON 0.9%
Port of Seattle, Washington Revenue Bonds, Series 2021 4.000% due 08/01/2041	1,000	884

WISCONSIN 0.5%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	550	477

Total Municipal Bonds & Notes (Cost $96,020)		91,434

	SHARES
SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (b)	542,215	542

Total Short-Term Instruments (Cost $542)		542

Total Investments in Securities (Cost $96,562)		91,976

INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	285,865	2,783

Total Short-Term Instruments (Cost $2,783)		2,783

Total Investments in Affiliates (Cost $2,783)		2,783

Total Investments 98.6% (Cost $99,345)		$94,759
Other Assets and Liabilities, net 1.4%		1,359

Net Assets 100.0%		$96,118

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a 7-Day Yield.
(c)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$761	$615	0.64%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$3,288	$0	$3,288
Arkansas	0	1,352	0	1,352
California	0	8,074	0	8,074
Colorado	0	1,904	0	1,904
Connecticut	0	2,562	0	2,562
District of Columbia	0	1,522	0	1,522
Florida	0	2,376	0	2,376
Georgia	0	978	0	978
Hawaii	0	1,488	0	1,488
Illinois	0	3,905	0	3,905
Indiana	0	855	0	855
Kentucky	0	1,030	0	1,030
Louisiana	0	718	0	718
Maryland	0	1,687	0	1,687
Massachusetts	0	977	0	977
Michigan	0	1,293	0	1,293
Minnesota	0	2,500	0	2,500
Nevada	0	2,536	0	2,536
New Jersey	0	3,931	0	3,931
New York	0	12,048	0	12,048
Ohio	0	425	0	425
Oregon	0	1,018	0	1,018
Pennsylvania	0	12,808	0	12,808
Rhode Island	0	1,001	0	1,001
Tennessee	0	1,089	0	1,089
Texas	0	14,269	0	14,269
Utah	0	1,283	0	1,283
Virginia	0	3,156	0	3,156
Washington	0	884	0	884
Wisconsin	0	477	0	477
Short-Term Instruments
Mutual Funds	0	542	0	542

$0	$91,976	$0	$91,976
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,783	$0	$0	$2,783

Total Investments	$2,783	$91,976	$0	$94,759

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Real Return Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 176.5% ¤
U.S. TREASURY OBLIGATIONS 176.4%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2026	$7,950	$7,863
0.125% due 07/15/2026 (c)	37,870	37,546
0.125% due 10/15/2026	18,288	18,080
0.125% due 04/15/2027	17,609	17,243
0.125% due 01/15/2030	27,316	25,786
0.125% due 07/15/2030	29,525	27,744
0.125% due 01/15/2031 (c)	33,072	30,654
0.125% due 07/15/2031 (c)	34,300	31,576
0.125% due 01/15/2032	19,255	17,459
0.125% due 02/15/2051	7,429	4,051
0.125% due 02/15/2052	7,720	4,126
0.250% due 07/15/2029	17,681	16,984
0.250% due 02/15/2050	8,709	5,064
0.375% due 01/15/2027	24,167	23,840
0.375% due 07/15/2027 (c)	35,404	34,930
0.500% due 01/15/2028	23,797	23,358
0.625% due 07/15/2032 (c)	33,009	30,803
0.625% due 02/15/2043	9,487	7,058
0.750% due 07/15/2028	23,896	23,609
0.750% due 02/15/2042	11,101	8,628
0.750% due 02/15/2045	16,809	12,283
0.875% due 01/15/2029	24,263	23,892
0.875% due 02/15/2047	9,474	6,871
1.000% due 02/15/2046	12,414	9,415
1.000% due 02/15/2048	9,053	6,665
1.000% due 02/15/2049	6,756	4,907
1.125% due 01/15/2033 (c)	30,259	28,928
1.250% due 04/15/2028	26,307	26,263
1.375% due 07/15/2033 (c)	30,628	29,758
1.375% due 02/15/2044	13,405	11,266
1.500% due 02/15/2053	9,172	7,272
1.625% due 10/15/2027 (c)	29,236	29,605
1.625% due 10/15/2029	10,194	10,322
1.750% due 01/15/2028	9,262	9,381
1.750% due 01/15/2034 (c)	36,209	35,912
1.875% due 07/15/2034 (c)	27,498	27,535
2.125% due 04/15/2029 (c)	31,837	32,701
2.125% due 01/15/2035 (c)	10,469	10,646
2.125% due 02/15/2040	2,226	2,199
2.125% due 02/15/2041	6,342	6,212
2.125% due 02/15/2054	10,870	9,956
2.375% due 01/15/2027	10,975	11,160
2.375% due 10/15/2028	26,390	27,380
2.375% due 02/15/2055 (c)	2,135	2,066
3.625% due 04/15/2028	5,474	5,821
3.875% due 04/15/2029	3,526	3,850

Total U.S. Treasury Obligations (Cost $798,010)		788,668

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.714% due 01/25/2035 •	23	22
Merrill Lynch Mortgage Investors Trust 4.854% due 07/25/2030 •	127	118

Total Non-Agency Mortgage-Backed Securities (Cost $145)		140

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (b)	586,513	587

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $587)		587

Total Investments in Securities (Cost $798,742)		789,395

INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	352,806	3,435

Total Short-Term Instruments (Cost $3,435)		3,435

Total Investments in Affiliates (Cost $3,435)		3,435

Total Investments 177.3% (Cost $802,177)		$792,830
Financial Derivative Instruments (d)(e) (0.0)%(Cost or Premiums, net $0)		(20)
Other Assets and Liabilities, net (77.3)%		(345,639)

Net Assets 100.0%		$447,171

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	4.450%	06/09/2025	07/17/2025	$(259,811)	$(260,517)
BOS	4.200	06/24/2025	07/02/2025	(2,066)	(2,068)
BSN	4.450	06/09/2025	07/14/2025	(79,741)	(79,958)
JPS	4.450	06/10/2025	07/08/2025	(4,284)	(4,295)

Total Reverse Repurchase Agreements	$(346,838)

(c)	Securities with an aggregate market value of $350,283 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(357,089) at a weighted average interest rate of 4.424%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2025	150	$16,350	$177	$20	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	98	11,198	249	48	0

$426	$68	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	37	$(7,697)	$(30)	$0	$(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	61	(7,267)	(197)	0	(82)

$(227)	$0	$(84)

Total Futures Contracts	$199	$68	$(84)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	CPURNSA	2.380%	Maturity	10/15/2025	$800	$0	$(4)	$(4)	$0	$0
Pay	CPURNSA	2.700	Maturity	01/14/2026	3,800	0	(16)	(16)	0	0
Pay	CPURNSA	3.300	Maturity	06/04/2026	2,200	0	5	5	0	0

Total Swap Agreements	$0	$(15)	$(15)	$0	$0

Cash of $1,141 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2025 (Unaudited)

(e)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2025	EUR	90		$102	$0	$(4)
DUB	07/2025		$104	EUR	90	1	0
	08/2025	EUR	90		$105	0	(1)

Total Forward Foreign Currency Contracts						$1	$(5)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
U.S. Treasury Obligations			$0		$788,668	$0	$788,668
Non-Agency Mortgage-Backed Securities			0		140	0	140
Short-Term Instruments
Mutual Funds			0		587	0	587

			$0		$789,395	$0	$789,395
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$3,435		$0	$0	$3,435

Total Investments			$3,435		$789,395	$0	$792,830

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		68	0	68
Over the counter			0		1	0	1

			$0		$69	$0	$69
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(84)	0	(84)
Over the counter			0		(5)	0	(5)

			$0		$(89)	$0	$(89)

Total Financial Derivative Instruments			$0		$(20)	$0	$(20)

Totals			$3,435		$789,375	$0	$792,810

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Project Flash TBD% due 04/30/2030 «µ	$9,000	$9,000

Total Loan Participations and Assignments (Cost $9,000)		9,000

CORPORATE BONDS & NOTES 75.7%
BANKING & FINANCE 34.3%
ABN AMRO Bank NV 6.575% due 10/13/2026 •	2,000	2,010
Abu Dhabi Developmental Holding Co. PJSC 5.500% due 05/08/2034	500	520
AerCap Ireland Capital DAC
2.450% due 10/29/2026	4,400	4,288
3.000% due 10/29/2028	200	191
4.625% due 09/10/2029	1,000	1,001
6.100% due 01/15/2027	1,500	1,534
6.450% due 04/15/2027	3,000	3,099
Agree LP 5.625% due 06/15/2034	1,000	1,026
AIA Group Ltd. 5.625% due 10/25/2027	200	206
AIB Group PLC 5.320% due 05/15/2031 •	4,900	4,988
Aircastle Ltd.
5.750% due 10/01/2031	350	360
6.500% due 07/18/2028	800	836
Ally Financial, Inc.
5.737% due 05/15/2029 •	1,000	1,018
6.184% due 07/26/2035 •	7,655	7,812
6.646% due 01/17/2040 •	2,600	2,558
6.848% due 01/03/2030 •	900	951
6.992% due 06/13/2029 •	200	211
8.000% due 11/01/2031	300	342
American Express Co.
5.085% due 01/30/2031 •	1,200	1,228
5.370% due 02/16/2028 ~	2,900	2,915
5.442% due 01/30/2036 •	4,500	4,595
5.645% due 04/23/2027 •	600	606
6.489% due 10/30/2031 •	1,000	1,090
American Tower Corp.
1.300% due 09/15/2025	200	199
1.500% due 01/31/2028	3,000	2,795
2.100% due 06/15/2030	900	800
3.550% due 07/15/2027	500	493
3.600% due 01/15/2028	800	786
5.000% due 01/31/2030	2,725	2,779
5.200% due 02/15/2029	1,100	1,126
5.650% due 03/15/2033	1,797	1,874
Americold Realty Operating Partnership LP 5.409% due 09/12/2034	2,200	2,155
Antares Holdings LP
6.350% due 10/23/2029	1,250	1,263
6.500% due 02/08/2029	3,650	3,699
7.950% due 08/11/2028	1,500	1,585
Ares Capital Corp.
3.250% due 07/15/2025	500	500
5.875% due 03/01/2029	2,000	2,040
7.000% due 01/15/2027	1,100	1,135
Athene Global Funding
4.860% due 08/27/2026	1,000	1,005
5.322% due 11/13/2031	5,500	5,548
Aviation Capital Group LLC
5.125% due 04/10/2030	4,300	4,343
5.375% due 07/15/2029	3,000	3,057
6.250% due 04/15/2028	300	313
6.750% due 10/25/2028	1,800	1,914
Avolon Holdings Funding Ltd.
4.950% due 01/15/2028	1,700	1,710
5.375% due 05/30/2030	1,800	1,834
5.750% due 03/01/2029	750	771
5.750% due 11/15/2029	2,500	2,575
6.375% due 05/04/2028	2,575	2,686

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Bain Capital Specialty Finance, Inc. 5.950% due 03/15/2030		4,000	3,956
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		1,400	1,443
7.883% due 11/15/2034 •		2,000	2,274
Banco Santander SA
4.175% due 03/24/2028 •		8,600	8,552
4.250% due 04/11/2027		800	798
5.294% due 08/18/2027		800	814
5.552% due 03/14/2028 •		2,200	2,236
5.776% due 03/14/2028 ~		1,600	1,610
Bank of America Corp.
1.922% due 10/24/2031 •		1,800	1,570
2.592% due 04/29/2031 •		2,600	2,378
2.884% due 10/22/2030 •		1,400	1,311
3.419% due 12/20/2028 •		1,821	1,780
3.559% due 04/23/2027 •		580	576
3.593% due 07/21/2028 •		4,200	4,136
3.824% due 01/20/2028 •		1,300	1,289
4.948% due 07/22/2028 •		1,288	1,303
5.162% due 01/24/2031 •		1,100	1,128
5.202% due 04/25/2029 •		7,749	7,920
5.288% due 04/25/2034 •		13,100	13,367
5.468% due 01/23/2035 •		3,450	3,546
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		200	201
Bank of Montreal 4.567% due 09/10/2027 •		800	802
Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,800	1,834
5.538% due 01/22/2030		2,200	2,282
5.790% due 07/13/2028		4,000	4,154
5.896% due 07/13/2026		300	305
Barclays PLC
5.785% due 02/25/2036 •		3,000	3,068
6.496% due 09/13/2027 •		1,900	1,943
7.385% due 11/02/2028 •		1,300	1,380
7.437% due 11/02/2033 •		3,000	3,406
8.500% due 06/15/2030 •(f)(g)	GBP	3,000	4,294
9.625% due 12/15/2029 •(f)(g)		$1,500	1,670
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(g)		3,100	3,191
8.125% due 01/08/2039 •(g)		900	931
BGC Group, Inc.
6.150% due 04/02/2030		5,700	5,781
6.600% due 06/10/2029		1,700	1,763
8.000% due 05/25/2028		1,718	1,838
Blackstone Private Credit Fund 6.000% due 01/29/2032		3,400	3,420
Blue Owl Credit Income Corp. 6.600% due 09/15/2029		1,200	1,235
Blue Owl Finance LLC 6.250% due 04/18/2034		185	190
BNP Paribas SA
5.283% due 11/19/2030 •		6,200	6,320
5.786% due 01/13/2033 •		1,100	1,145
5.906% due 11/19/2035 •		5,200	5,248
8.000% due 08/22/2031 •(f)(g)		1,200	1,272
Boston Properties LP 6.750% due 12/01/2027		100	105
BPCE SA
5.389% due 05/28/2031 •		4,000	4,074
5.876% due 01/14/2031 •		2,000	2,075
5.975% due 01/18/2027 •		500	503
6.293% due 01/14/2036 •		3,300	3,467
6.612% due 10/19/2027 •		800	819
6.915% due 01/14/2046 •		1,750	1,826
Brandywine Operating Partnership LP 3.950% due 11/15/2027		2,500	2,435
Brookfield Asset Management Ltd. 5.795% due 04/24/2035		3,500	3,593
Brown & Brown, Inc. 6.250% due 06/23/2055		1,500	1,548
CaixaBank SA
6.037% due 06/15/2035 •		200	209
6.684% due 09/13/2027 •		3,500	3,585
Canadian Imperial Bank of Commerce 6.950% due 01/28/2085 •(g)		3,300	3,318
Cantor Fitzgerald LP 7.200% due 12/12/2028		2,400	2,549
Capital One Financial Corp.
4.100% due 02/09/2027		800	797
6.183% due 01/30/2036 •		6,100	6,213
6.377% due 06/08/2034 •		500	532
7.624% due 10/30/2031 •		1,600	1,808
7.964% due 11/02/2034 •		500	581

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Capital One NA 4.650% due 09/13/2028		400	402
CI Financial Corp. 7.500% due 05/30/2029		1,150	1,214
Citadel Finance LLC 5.900% due 02/10/2030		14,080	14,220
Citadel LP
6.000% due 01/23/2030		1,400	1,448
6.375% due 01/23/2032		3,600	3,761
Citadel Securities Global Holdings LLC 6.200% due 06/18/2035		2,450	2,515
Citibank NA 4.876% due 11/19/2027 •		1,100	1,107
Citigroup, Inc.
3.785% due 03/17/2033 •		1,600	1,496
4.412% due 03/31/2031 •		4,900	4,849
5.333% due 03/27/2036 •(i)		10,100	10,183
Citizens Financial Group, Inc.
5.253% due 03/05/2031 •		3,000	3,041
5.718% due 07/23/2032 •		8,500	8,797
5.841% due 01/23/2030 •		1,700	1,761
Cooperatieve Rabobank UA 5.500% due 07/18/2025		400	400
Corebridge Financial, Inc.
3.650% due 04/05/2027		600	592
6.375% due 09/15/2054 •		500	500
CoStar Group, Inc. 2.800% due 07/15/2030		1,400	1,267
Cousins Properties LP
5.375% due 02/15/2032		3,484	3,523
5.875% due 10/01/2034		1,900	1,956
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	3,000	884
Credit Agricole SA
5.222% due 05/27/2031 •		$600	611
5.230% due 01/09/2029 •		750	762
5.862% due 01/09/2036 •		6,900	7,156
6.316% due 10/03/2029 •		1,500	1,577
Crown Castle, Inc.
1.050% due 07/15/2026		500	482
3.650% due 09/01/2027		800	786
5.800% due 03/01/2034		400	414
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(f)		5,700	5,766
Danske Bank AS
5.705% due 03/01/2030 •		700	726
6.259% due 09/22/2026 •		1,900	1,906
DaVinciRe Holdings Ltd. 5.950% due 04/15/2035		2,600	2,618
Deloitte LLP 5.590% due 01/30/2035 «(h)		2,800	2,798
Deutsche Bank AG
5.373% due 01/10/2029 •		3,500	3,562
5.706% due 02/08/2028 •		1,100	1,118
6.119% due 07/14/2026 •		400	400
6.720% due 01/18/2029 •		4,130	4,339
6.819% due 11/20/2029 •		1,900	2,028
Digital Realty Trust LP 5.550% due 01/15/2028		1,640	1,683
EPR Properties
3.600% due 11/15/2031		2,000	1,818
3.750% due 08/15/2029		4,400	4,191
4.500% due 06/01/2027		200	199
4.950% due 04/15/2028		1,400	1,398
Equinix Europe 2 Financing Corp. LLC 3.250% due 03/15/2031	EUR	3,700	4,319
Equinix, Inc.
1.250% due 07/15/2025		$200	200
1.450% due 05/15/2026		1,900	1,848
3.000% due 07/15/2050		300	188
Essential Properties LP 2.950% due 07/15/2031		3,600	3,204
Essex Portfolio LP
5.375% due 04/01/2035		3,600	3,655
5.500% due 04/01/2034		2,200	2,248
Extra Space Storage LP
5.400% due 06/15/2035		5,900	5,934
5.500% due 07/01/2030		2,900	3,009
5.700% due 04/01/2028		400	413
F&G Annuities & Life, Inc.
6.250% due 10/04/2034		3,000	2,972
6.500% due 06/04/2029		3,300	3,404
F&G Global Funding 5.875% due 01/16/2030		2,100	2,161
Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025		200	200

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

4.985% due 01/27/2027 ~		1,700	1,702
5.250% due 04/26/2029		1,200	1,232
First Citizens BancShares, Inc. 5.231% due 03/12/2031 •		4,100	4,123
First Industrial LP 5.250% due 01/15/2031		3,200	3,239
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,000	938
3.815% due 11/02/2027		400	386
4.125% due 08/17/2027		2,005	1,960
4.271% due 01/09/2027		400	394
4.950% due 05/28/2027		534	531
5.125% due 11/05/2026		1,600	1,597
5.303% due 09/06/2029		4,225	4,150
5.800% due 03/05/2027		400	403
5.800% due 03/08/2029		800	802
5.850% due 05/17/2027		1,198	1,208
5.875% due 11/07/2029		6,000	6,020
5.918% due 03/20/2028		200	202
6.054% due 11/05/2031		1,800	1,791
6.532% due 03/19/2032		5,000	5,079
6.800% due 05/12/2028		585	605
6.950% due 06/10/2026		400	406
7.122% due 11/07/2033		800	831
7.200% due 06/10/2030		300	316
7.350% due 11/04/2027		1,900	1,974
GA Global Funding Trust 5.900% due 01/13/2035		2,400	2,436
General Motors Financial Co., Inc.
2.700% due 08/20/2027		200	192
4.900% due 10/06/2029		1,300	1,298
5.000% due 07/15/2027		1,800	1,811
5.050% due 04/04/2028		5,000	5,039
5.350% due 01/07/2030		2,100	2,126
5.550% due 07/15/2029		1,300	1,328
5.900% due 01/07/2035		3,200	3,219
Global Atlantic Fin Co. 6.750% due 03/15/2054		1,300	1,333
GLP Capital LP
4.000% due 01/15/2030		3,050	2,933
4.000% due 01/15/2031		1,900	1,793
5.300% due 01/15/2029		2,700	2,732
5.625% due 09/15/2034		5,250	5,234
5.750% due 06/01/2028		3,100	3,179
Goldman Sachs Bank USA
5.125% due 05/21/2027 ~		3,100	3,110
5.175% due 03/18/2027 ~		3,100	3,108
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,400	1,356
2.615% due 04/22/2032 •		3,791	3,371
3.102% due 02/24/2033 •		2,575	2,318
3.615% due 03/15/2028 •		1,300	1,282
3.691% due 06/05/2028 •		1,015	1,001
5.016% due 10/23/2035 •		2,500	2,471
5.049% due 07/23/2030 •		1,700	1,729
5.330% due 07/23/2035 •		2,400	2,422
5.536% due 01/28/2036 •		2,000	2,052
5.727% due 04/25/2030 •		2,300	2,395
5.798% due 08/10/2026 •		700	701
7.250% due 04/10/2028	GBP	200	294
Goodman U.S. Finance Six LLC 5.125% due 10/07/2034		$4,600	4,588
HA Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		2,000	2,001
HAT Holdings LLC 8.000% due 06/15/2027		945	986
Highwoods Realty LP
3.050% due 02/15/2030		200	183
7.650% due 02/01/2034		1,100	1,244
Horizon Mutual Holdings, Inc. 6.200% due 11/15/2034		2,000	1,970
Host Hotels & Resorts LP
3.500% due 09/15/2030		1,500	1,394
4.500% due 02/01/2026		100	100
5.700% due 06/15/2032		3,900	3,957
5.700% due 07/01/2034		1,950	1,964
HPS Corporate Lending Fund
5.300% due 06/05/2027		3,400	3,407
5.450% due 01/14/2028		1,800	1,806
5.950% due 04/14/2032		2,200	2,190
6.750% due 01/30/2029		1,500	1,550
HSBC Holdings PLC
2.206% due 08/17/2029 •		1,980	1,845
4.041% due 03/13/2028 •		375	372
5.130% due 11/19/2028 •		2,000	2,026
5.130% due 03/03/2031 •		500	507

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

5.286% due 11/19/2030 •		8,400	8,583
5.450% due 03/03/2036 •		4,700	4,728
5.546% due 03/04/2030 •		2,500	2,575
5.933% due 05/13/2031 ~		4,500	4,527
7.390% due 11/03/2028 •		6,000	6,373
ING Bank Australia Ltd. 4.837% due 03/22/2027	AUD	1,100	735
ING Groep NV 5.066% due 03/25/2031 •		$1,100	1,119
Intesa Sanpaolo SpA 7.200% due 11/28/2033		1,300	1,460
Invitation Homes Operating Partnership LP 5.500% due 08/15/2033		2,700	2,743
Israel Discount Bank Ltd. 5.375% due 01/26/2028		1,600	1,603
JAB Holdings BV 4.375% due 04/25/2034	EUR	1,100	1,320
Jackson National Life Global Funding 4.900% due 01/13/2027		$600	604
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034		1,300	1,290
John Deere Capital Corp.
4.891% due 03/06/2028 ~		1,100	1,099
5.100% due 04/11/2034		1,700	1,740
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		1,600	1,718
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		800	769
2.739% due 10/15/2030 •		4,600	4,290
3.509% due 01/23/2029 •		2,300	2,253
3.540% due 05/01/2028 •		1,592	1,569
3.782% due 02/01/2028 •		2,000	1,983
3.960% due 01/29/2027 •		500	499
4.005% due 04/23/2029 •		1,400	1,388
4.323% due 04/26/2028 •		3,970	3,968
4.603% due 10/22/2030 •		3,000	3,011
4.851% due 07/25/2028 •		4,000	4,042
4.979% due 07/22/2028 •		1,000	1,013
5.040% due 01/23/2028 •		3,687	3,723
5.140% due 01/24/2031 •		1,800	1,846
5.280% due 07/22/2028 ~		2,000	2,009
5.294% due 07/22/2035 •		600	611
5.299% due 07/24/2029 •		1,200	1,232
5.350% due 06/01/2034 •		4,100	4,220
5.571% due 04/22/2028 •		2,300	2,348
5.581% due 04/22/2030 •		3,300	3,427
5.766% due 04/22/2035 •		3,140	3,300
6.087% due 10/23/2029 •		7,400	7,779
6.254% due 10/23/2034 •		3,600	3,914
Kilroy Realty LP
2.500% due 11/15/2032		1,400	1,128
2.650% due 11/15/2033		5,550	4,363
4.250% due 08/15/2029		200	193
4.375% due 10/01/2025		700	699
6.250% due 01/15/2036		2,900	2,893
Kite Realty Group LP 5.200% due 08/15/2032		3,000	3,028
Lazard Group LLC
4.375% due 03/11/2029		450	445
6.000% due 03/15/2031		1,400	1,471
Lincoln Financial Global Funding 5.300% due 01/13/2030		600	617
Lloyds Banking Group PLC
5.434% due 11/26/2028 ~		5,000	5,012
5.871% due 03/06/2029 •		1,100	1,137
6.068% due 06/13/2036 •		3,000	3,086
LPL Holdings, Inc.
5.150% due 06/15/2030		3,500	3,545
5.200% due 03/15/2030		2,500	2,540
5.650% due 03/15/2035		1,600	1,610
5.700% due 05/20/2027		1,000	1,019
LXP Industrial Trust
2.375% due 10/01/2031		800	676
6.750% due 11/15/2028		1,700	1,801
Macquarie Airfinance Holdings Ltd. 5.200% due 03/27/2028		2,600	2,631
Marex Group PLC
5.829% due 05/08/2028		2,200	2,229
6.404% due 11/04/2029		2,100	2,162
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027		200	202
Mitsubishi UFJ Financial Group, Inc.
5.197% due 01/16/2031 •		1,600	1,639
5.426% due 04/17/2035 •		2,000	2,043
5.574% due 01/16/2036 •		7,400	7,607
5.615% due 04/24/2036 •		6,000	6,172

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •(b)		2,500	2,500
5.382% due 07/10/2030 •		1,100	1,132
5.739% due 05/27/2031 •		300	314
Morgan Stanley
2.475% due 01/21/2028 •		900	874
3.772% due 01/24/2029 •		300	296
4.210% due 04/20/2028 •		535	534
4.654% due 10/18/2030 •		5,000	5,010
4.679% due 07/17/2026 •		1,600	1,600
5.042% due 07/19/2030 •		750	763
5.123% due 02/01/2029 •		2,400	2,442
5.250% due 04/21/2034 •		2,300	2,341
5.320% due 07/19/2035 •		4,900	4,962
5.424% due 07/21/2034 •(i)		5,600	5,739
5.449% due 07/20/2029 •		5,600	5,760
5.516% due 11/19/2055 •		3,400	3,325
5.652% due 04/13/2028 •		600	614
6.407% due 11/01/2029 •		1,000	1,059
Morgan Stanley Bank NA
4.952% due 01/14/2028 •		1,900	1,916
4.968% due 07/14/2028 •		1,850	1,873
5.016% due 01/12/2029 •		4,800	4,876
5.427% due 01/14/2028 ~		1,600	1,610
5.504% due 05/26/2028 •		1,200	1,226
MSD Investment Corp. 6.250% due 05/31/2030		3,300	3,266
Mutual of Omaha Cos. Global Funding 5.350% due 04/09/2027		1,900	1,931
National Securities Clearing Corp. 4.700% due 05/20/2030		700	712
Nationwide Building Society 6.557% due 10/18/2027 •		2,100	2,154
NatWest Group PLC
3.073% due 05/22/2028 •		2,400	2,341
4.892% due 05/18/2029 •		2,613	2,640
4.964% due 08/15/2030 •		1,000	1,012
5.516% due 09/30/2028 •		2,300	2,350
7.472% due 11/10/2026 •		500	505
Nissan Motor Acceptance Co. LLC
5.300% due 09/13/2027		2,800	2,763
6.448% due 09/13/2027 ~		1,800	1,779
6.950% due 09/15/2026		1,500	1,518
NLG Global Funding 5.400% due 01/23/2030		2,000	2,060
Nomura Holdings, Inc.
1.851% due 07/16/2025		500	499
2.329% due 01/22/2027		600	581
Nordea Bank Abp 6.300% due 09/25/2031 •(f)(g)(i)		2,700	2,637
Norinchukin Bank 5.094% due 10/16/2029		2,200	2,233
Nuveen Churchill Direct Lending Corp. 6.650% due 03/15/2030		800	822
Nuveen LLC 5.550% due 01/15/2030		2,000	2,084
Oaktree Specialty Lending Corp. 6.340% due 02/27/2030		2,600	2,577
Pacific Life Global Funding 4.500% due 08/28/2029		4,500	4,526
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		1,200	854
Paychex, Inc.
5.350% due 04/15/2032		1,100	1,130
5.600% due 04/15/2035		1,000	1,034
Phillips Edison Grocery Center Operating Partnership LP
4.950% due 01/15/2035		3,300	3,198
5.750% due 07/15/2034		1,500	1,544
Piedmont Operating Partnership LP 9.250% due 07/20/2028		600	669
PNC Financial Services Group, Inc.
5.575% due 01/29/2036 •		2,000	2,062
6.615% due 10/20/2027 •		1,400	1,440
Popular, Inc. 7.250% due 03/13/2028		400	425
Prologis LP 4.200% due 02/15/2033	CAD	2,400	1,775
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029		$1,800	1,850
Protective Life Global Funding 5.432% due 01/14/2032		3,100	3,204
Radian Group, Inc. 6.200% due 05/15/2029		1,100	1,144
Realty Income Corp.
4.875% due 07/06/2030	EUR	500	632
5.000% due 10/15/2029	GBP	1,400	1,939

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

5.125% due 07/06/2034	EUR	400	515
RenaissanceRe Holdings Ltd. 5.800% due 04/01/2035		$2,000	2,056
RGA Global Funding
5.250% due 01/09/2030		900	924
5.500% due 01/11/2031		2,000	2,064
Royal Bank of Canada 4.970% due 05/02/2031 •		2,000	2,031
Sabra Health Care LP 3.200% due 12/01/2031		4,000	3,567
Safehold GL Holdings LLC 5.650% due 01/15/2035		4,800	4,799
Sammons Financial Group, Inc. 6.875% due 04/15/2034		2,500	2,683
Santander Holdings USA, Inc. 5.741% due 03/20/2031 •		1,600	1,643
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		600	597
2.469% due 01/11/2028 •		1,100	1,065
6.833% due 11/21/2026 •		600	605
SBL Holdings, Inc. 7.200% due 10/30/2034		3,900	3,730
Selective Insurance Group, Inc. 5.900% due 04/15/2035		600	614
Sixth Street Lending Partners
5.750% due 01/15/2030		4,500	4,513
6.500% due 03/11/2029		3,000	3,098
SMBC Aviation Capital Finance DAC
5.300% due 04/03/2029		1,100	1,123
5.700% due 07/25/2033		1,300	1,334
Standard Chartered PLC
6.228% due 01/21/2036 •		3,100	3,291
6.301% due 01/09/2029 •		400	416
6.750% due 02/08/2028 •		4,200	4,337
Stellantis Finance U.S., Inc. 6.450% due 03/18/2035		6,000	6,032
Store Capital LLC 5.400% due 04/30/2030		2,000	2,027
Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029		3,000	2,844
5.240% due 04/15/2030		300	309
5.632% due 01/15/2035		7,500	7,765
5.880% due 07/13/2026		500	508
Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		1,100	1,105
4.500% due 03/13/2028		2,000	2,011
4.500% due 09/10/2029		2,900	2,912
4.850% due 09/10/2034		200	197
5.050% due 03/13/2035		4,000	3,984
5.200% due 03/07/2027		700	711
SURA Asset Management SA 6.350% due 05/13/2032		850	896
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •		1,200	1,213
Synchrony Bank 5.625% due 08/23/2027		2,550	2,601
Synchrony Financial 3.950% due 12/01/2027		2,300	2,263
Thames SSNM 9.750% due 10/10/2027 «	GBP	85	109
Toronto-Dominion Bank 4.701% due 06/05/2026		$300	301
Toyota Motor Credit Corp.
3.050% due 01/11/2028		960	936
5.055% due 03/19/2027 ~		400	401
Trust Fibra Uno
7.375% due 02/13/2034		1,500	1,529
8.250% due 01/23/2037		3,400	3,588
U.S. Bancorp 6.787% due 10/26/2027 •		1,150	1,184
UBS AG
1.250% due 08/07/2026		400	387
4.864% due 01/10/2028 •		1,400	1,412
UBS Group AG
1.305% due 02/02/2027 •		2,300	2,257
3.869% due 01/12/2029 •		800	788
4.703% due 08/05/2027 •		400	401
6.327% due 12/22/2027 •		2,500	2,568
6.850% due 09/10/2029 •(f)(g)		3,500	3,524
7.000% due 02/10/2030 •(f)(g)		3,000	2,992
USAA Capital Corp. 4.375% due 06/01/2028		3,400	3,424
VB DPR Finance Co. 6.833% due 03/15/2035 «(h)		6,300	6,177
VICI Properties LP
3.875% due 02/15/2029		2,985	2,889

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

4.750% due 02/15/2028		800	805
5.125% due 11/15/2031		1,400	1,403
5.125% due 05/15/2032		2,600	2,592
5.625% due 05/15/2052		2,100	1,941
5.750% due 04/01/2034		2,000	2,046
Vornado Realty LP 2.150% due 06/01/2026		100	97
Wells Fargo & Co.
2.393% due 06/02/2028 •		6,300	6,072
2.879% due 10/30/2030 •		2,500	2,336
3.196% due 06/17/2027 •		2,250	2,223
3.526% due 03/24/2028 •		305	301
4.808% due 07/25/2028 •		1,500	1,513
5.211% due 12/03/2035 •		3,000	3,013
5.244% due 01/24/2031 •		1,600	1,642
5.420% due 04/22/2028 ~		300	302
5.499% due 01/23/2035 •		900	923
5.557% due 07/25/2034 •		5,700	5,885
5.574% due 07/25/2029 •		4,400	4,544
5.707% due 04/22/2028 •		3,900	3,986
6.491% due 10/23/2034 •		1,100	1,203
Wells Fargo Bank NA
5.055% due 01/15/2026 ~		2,000	2,004
5.254% due 12/11/2026		1,900	1,928
Welltower OP LLC 5.125% due 07/01/2035		2,200	2,209
Weyerhaeuser Co. 4.000% due 04/15/2030		900	878

			973,429

INDUSTRIALS 32.3%
AbbVie, Inc.
3.200% due 11/21/2029		1,500	1,435
4.800% due 03/15/2027		800	808
4.800% due 03/15/2029		2,600	2,652
4.875% due 03/15/2030		1,000	1,024
AEP Transmission Co. LLC 5.150% due 04/01/2034		3,200	3,243
Agilent Technologies, Inc. 4.200% due 09/09/2027		600	600
Air Canada Pass-Through Trust 5.250% due 10/01/2030		755	763
Aker BP ASA 5.125% due 10/01/2034		3,100	2,978
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		324	324
Alibaba Group Holding Ltd.
2.700% due 02/09/2041		600	419
5.625% due 11/26/2054		3,000	2,947
Alimentation Couche-Tard, Inc. 5.267% due 02/12/2034		2,600	2,605
Altria Group, Inc.
4.875% due 02/04/2028		700	710
5.625% due 02/06/2035		2,600	2,652
Amcor Flexibles North America, Inc. 5.100% due 03/17/2030		2,000	2,035
American Airlines Pass-Through Trust
3.200% due 12/15/2029		425	408
3.575% due 07/15/2029		808	784
3.600% due 03/22/2029		172	168
American Medical Systems Europe BV 3.500% due 03/08/2032	EUR	1,100	1,323
Amgen, Inc.
4.200% due 03/01/2033		$3,000	2,881
5.150% due 03/02/2028		400	409
5.750% due 03/02/2063		1,500	1,459
Amrize Finance U.S. LLC
4.700% due 04/07/2028		4,400	4,441
4.950% due 04/07/2030		2,000	2,028
5.400% due 04/07/2035		1,000	1,015
Anglo American Capital PLC 5.750% due 04/05/2034		5,400	5,579
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		850	812
Antofagasta PLC 6.250% due 05/02/2034		1,000	1,049
AP Moller - Maersk AS 5.875% due 09/14/2033		1,000	1,055
APA Corp.
6.100% due 02/15/2035		2,700	2,650
6.750% due 02/15/2055		2,000	1,892
AppLovin Corp.
5.125% due 12/01/2029		2,600	2,635
5.375% due 12/01/2031		900	916

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Aptiv Swiss Holdings Ltd. 4.150% due 05/01/2052		500	359
Arcos Dorados BV 6.375% due 01/29/2032		3,100	3,227
Arrow Electronics, Inc. 5.875% due 04/10/2034		1,400	1,447
AS Mileage Plan IP Ltd.
5.021% due 10/20/2029		4,000	3,961
5.308% due 10/20/2031		4,100	4,036
Ashtead Capital, Inc. 5.800% due 04/15/2034		4,300	4,403
AstraZeneca PLC 6.450% due 09/15/2037		700	787
Atlassian Corp. 5.250% due 05/15/2029		3,000	3,081
Aurizon Network Pty. Ltd. 3.125% due 06/01/2026	EUR	700	830
Automatic Data Processing, Inc. 4.450% due 09/09/2034		$600	589
AutoZone, Inc.
5.050% due 07/15/2026		500	503
5.125% due 06/15/2030		3,000	3,077
6.250% due 11/01/2028		1,600	1,696
Bacardi Ltd.
5.250% due 01/15/2029		2,000	2,029
5.400% due 06/15/2033		200	199
Bacardi-Martini BV 6.000% due 02/01/2035		4,000	4,134
BAE Systems PLC 5.125% due 03/26/2029		3,470	3,558
BAT Capital Corp.
5.625% due 08/15/2035		2,100	2,138
6.343% due 08/02/2030		1,100	1,186
Bayer U.S. Finance LLC
4.250% due 12/15/2025		1,600	1,596
4.375% due 12/15/2028		1,400	1,387
4.625% due 06/25/2038		3,900	3,452
6.375% due 11/21/2030		4,300	4,571
6.500% due 11/21/2033		1,300	1,394
Becton Dickinson & Co.
1.957% due 02/11/2031		1,300	1,129
4.874% due 02/08/2029		801	813
BMW U.S. Capital LLC
4.750% due 03/21/2028		3,500	3,541
5.050% due 03/21/2030		3,000	3,056
Boeing Co.
2.196% due 02/04/2026		1,500	1,477
2.250% due 06/15/2026		300	293
2.700% due 02/01/2027		1,200	1,167
2.800% due 03/01/2027		800	777
2.950% due 02/01/2030		600	556
3.200% due 03/01/2029		1,400	1,333
3.250% due 02/01/2028		100	97
3.950% due 08/01/2059		1,900	1,300
5.040% due 05/01/2027		1,013	1,021
5.150% due 05/01/2030		4,900	4,991
5.705% due 05/01/2040		3,800	3,757
5.930% due 05/01/2060		500	476
6.298% due 05/01/2029		2,300	2,432
6.388% due 05/01/2031		2,500	2,688
6.858% due 05/01/2054		900	986
7.008% due 05/01/2064		998	1,097
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		2,500	2,426
British Airways Pass-Through Trust 4.250% due 05/15/2034		578	556
Broadcom, Inc.
1.950% due 02/15/2028		300	283
2.600% due 02/15/2033		2,000	1,711
3.187% due 11/15/2036		2,000	1,659
4.150% due 04/15/2032		500	482
4.350% due 02/15/2030		3,100	3,089
4.926% due 05/15/2037		1,600	1,554
5.050% due 07/12/2029		930	953
5.050% due 04/15/2030		3,200	3,279
Cameron LNG LLC 2.902% due 07/15/2031		2,000	1,818
Canadian Natural Resources Ltd.
5.000% due 12/15/2029		4,200	4,240
6.450% due 06/30/2033		1,000	1,067
Canadian Pacific Railway Co.
4.800% due 03/30/2030		1,500	1,525
6.125% due 12/31/2099		500	510
Carnival Corp. 4.000% due 08/01/2028		2,200	2,155

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Carrier Global Corp.
4.125% due 05/29/2028	EUR	400	490
4.500% due 11/29/2032		1,100	1,381
CDW LLC
3.250% due 02/15/2029		$1,100	1,043
3.276% due 12/01/2028		2,300	2,200
3.569% due 12/01/2031		700	645
5.550% due 08/22/2034		500	499
Centene Corp.
2.450% due 07/15/2028		5,200	4,832
2.500% due 03/01/2031		2,200	1,896
2.625% due 08/01/2031		3,800	3,258
3.000% due 10/15/2030		1,700	1,520
3.375% due 02/15/2030		1,200	1,106
4.625% due 12/15/2029		1,000	973
CGI, Inc.
1.450% due 09/14/2026		900	869
4.950% due 03/14/2030		5,900	5,960
Charter Communications Operating LLC
3.850% due 04/01/2061		1,400	898
3.950% due 06/30/2062		1,300	838
4.400% due 12/01/2061		6,000	4,211
5.500% due 04/01/2063		1,300	1,100
6.100% due 06/01/2029		1,000	1,047
6.550% due 06/01/2034		500	534
6.650% due 02/01/2034		3,000	3,214
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,100	1,061
Cheniere Energy Partners LP
3.250% due 01/31/2032		1,200	1,076
5.550% due 10/30/2035 (b)		5,800	5,848
5.950% due 06/30/2033		200	209
Cheniere Energy, Inc. 4.625% due 10/15/2028		1,200	1,199
Chevron Phillips Chemical Co. LLC 4.750% due 05/15/2030		6,500	6,589
Choice Hotels International, Inc. 3.700% due 12/01/2029		850	804
Cigna Group 4.375% due 10/15/2028		2,000	2,003
CIMIC Finance USA Pty. Ltd. 7.000% due 03/25/2034		2,000	2,132
CommonSpirit Health 6.073% due 11/01/2027		100	104
Concentrix Corp. 6.650% due 08/02/2026		500	509
Constellation Brands, Inc.
2.250% due 08/01/2031		1,400	1,213
3.600% due 02/15/2028		535	526
4.800% due 05/01/2030		1,600	1,614
4.900% due 05/01/2033		600	595
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033 «(h)		3,532	3,586
Continental Resources, Inc. 4.375% due 01/15/2028		2,100	2,071
Corp. Nacional del Cobre de Chile 5.950% due 01/08/2034		1,000	1,021
Coterra Energy, Inc.
5.400% due 02/15/2035		2,500	2,476
5.600% due 03/15/2034		700	706
Cox Communications, Inc.
5.450% due 09/01/2034		3,600	3,552
5.700% due 06/15/2033		200	203
5.800% due 12/15/2053		2,600	2,367
CRH SMW Finance DAC 5.125% due 01/09/2030		1,000	1,026
CSL Finance PLC
4.950% due 04/27/2062		200	171
5.106% due 04/03/2034		500	508
CVS Health Corp.
5.125% due 02/21/2030		5,000	5,092
5.700% due 06/01/2034		400	412
5.875% due 06/01/2053		600	574
6.000% due 06/01/2044		2,300	2,275
6.000% due 06/01/2063		1,700	1,627
Czechoslovak Group AS 5.250% due 01/10/2031 (b)	EUR	2,000	2,403
Daimler Truck Finance North America LLC
5.125% due 09/25/2027		$600	609
5.400% due 09/20/2028		1,700	1,746
5.625% due 01/13/2035		2,500	2,546
Darden Restaurants, Inc. 4.550% due 10/15/2029		3,700	3,692
Dell International LLC 4.750% due 04/01/2028		1,000	1,012

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		280	264
Delta Air Lines, Inc. 4.750% due 10/20/2028		1,000	1,003
Devon Energy Corp.
5.200% due 09/15/2034		4,700	4,567
5.750% due 09/15/2054		1,300	1,171
Diageo Capital PLC 5.300% due 10/24/2027		200	205
Diageo Investment Corp. 5.625% due 04/15/2035		2,000	2,092
Diamondback Energy, Inc.
5.200% due 04/18/2027		1,000	1,014
5.400% due 04/18/2034		1,100	1,104
5.550% due 04/01/2035		5,600	5,663
5.900% due 04/18/2064		3,000	2,780
DR Horton, Inc. 5.000% due 10/15/2034		3,100	3,067
DT Midstream, Inc. 5.800% due 12/15/2034		2,700	2,752
Dyno Nobel Ltd. 4.300% due 03/18/2026	AUD	2,400	1,580
Eastern Energy Gas Holdings LLC
5.650% due 10/15/2054		$1,100	1,053
5.800% due 01/15/2035		3,000	3,124
6.200% due 01/15/2055		1,700	1,759
Ecopetrol SA
8.375% due 01/19/2036		1,100	1,062
8.875% due 01/13/2033		500	516
Elevance Health, Inc.
5.150% due 06/15/2029		1,000	1,029
5.200% due 02/15/2035		1,800	1,820
5.950% due 12/15/2034		600	635
Embraer Netherlands Finance BV 5.980% due 02/11/2035		6,300	6,498
Enbridge, Inc.
5.300% due 04/05/2029		1,000	1,027
5.625% due 04/05/2034		6,500	6,681
5.900% due 11/15/2026		1,000	1,018
7.375% due 03/15/2055 •		2,400	2,500
7.625% due 01/15/2083 •		100	106
8.250% due 01/15/2084 •		600	636
Energy Transfer LP
3.900% due 07/15/2026		1,100	1,093
4.400% due 03/15/2027		1,200	1,200
4.750% due 01/15/2026		200	200
5.350% due 05/15/2045		1,000	901
5.400% due 10/01/2047		200	178
5.500% due 06/01/2027		1,400	1,426
5.550% due 05/15/2034		2,900	2,937
5.700% due 04/01/2035		2,300	2,344
5.950% due 05/15/2054		1,000	952
6.000% due 06/15/2048		375	360
6.050% due 12/01/2026		800	817
7.500% due 07/01/2038		4,000	4,583
Eni SpA
5.500% due 05/15/2034		3,500	3,529
5.750% due 05/19/2035		1,800	1,842
5.950% due 05/15/2054		4,000	3,874
Entergy Louisiana LLC
4.000% due 03/15/2033		1,200	1,132
5.800% due 03/15/2055		1,700	1,703
Enterprise Products Operating LLC 4.950% due 02/15/2035		2,700	2,692
Expand Energy Corp.
4.750% due 02/01/2032		3,000	2,919
5.700% due 01/15/2035		1,300	1,320
Ferguson Enterprises, Inc. 5.000% due 10/03/2034		1,300	1,291
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		2,300	2,045
Flex Ltd. 5.250% due 01/15/2032		2,300	2,326
Florida Gas Transmission Co. LLC 5.750% due 07/15/2035		3,800	3,890
Flutter Treasury DAC
5.000% due 04/29/2029	EUR	1,000	1,224
6.375% due 04/29/2029		$300	309
Foundry JV Holdco LLC 5.900% due 01/25/2030		500	523
Freeport-McMoRan, Inc. 5.450% due 03/15/2043		200	189
GE HealthCare Technologies, Inc.
4.800% due 01/15/2031		1,400	1,412
5.500% due 06/15/2035		900	922

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

General Mills, Inc. 4.700% due 01/30/2027		900	906
Glencore Funding LLC
5.338% due 04/04/2027		3,200	3,245
5.400% due 05/08/2028		500	511
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036		1,500	1,519
Gruma SAB de CV 5.390% due 12/09/2034		4,800	4,832
Grupo Nutresa SA 8.000% due 05/12/2030		450	472
GXO Logistics, Inc. 6.500% due 05/06/2034		400	419
Haleon U.S. Capital LLC
3.375% due 03/24/2027		2,250	2,218
3.375% due 03/24/2029		1,300	1,257
Halliburton Co. 5.000% due 11/15/2045		4,200	3,720
Hanwha Futureproof Corp. 4.750% due 04/30/2028		2,700	2,736
Harbour Energy PLC 6.327% due 04/01/2035		5,000	4,976
Harley-Davidson Financial Services, Inc. 5.950% due 06/11/2029		2,300	2,341
Hasbro, Inc. 6.050% due 05/14/2034		2,000	2,064
HCA, Inc.
4.375% due 03/15/2042		700	586
5.250% due 06/15/2049		400	356
5.450% due 04/01/2031		3,700	3,816
5.450% due 09/15/2034		8,200	8,274
5.500% due 03/01/2032		1,200	1,239
5.625% due 09/01/2028		700	721
Hexcel Corp. 5.875% due 02/26/2035		600	611
HF Sinclair Corp. 5.750% due 01/15/2031		1,100	1,127
Honeywell International, Inc. 3.750% due 03/01/2036	EUR	300	352
Humana, Inc. 5.375% due 04/15/2031		$2,600	2,660
Huntington Ingalls Industries, Inc. 5.353% due 01/15/2030		2,100	2,159
Huntsman International LLC 5.700% due 10/15/2034		2,500	2,325
Hyatt Hotels Corp.
5.050% due 03/30/2028		2,800	2,831
5.250% due 06/30/2029		1,900	1,934
5.375% due 12/15/2031		800	812
5.750% due 03/30/2032		3,200	3,286
Hyundai Capital America
4.850% due 03/25/2027		3,000	3,014
5.150% due 03/27/2030		2,300	2,328
5.402% due 03/25/2027 ~		2,600	2,596
5.445% due 03/19/2027 ~		4,400	4,395
5.500% due 03/30/2026		400	403
5.680% due 06/26/2028		300	308
Icon Investments Six DAC 5.809% due 05/08/2027		300	306
Illumina, Inc.
4.650% due 09/09/2026		1,600	1,602
5.750% due 12/13/2027		100	102
5.800% due 12/12/2025		200	201
Imperial Brands Finance PLC
3.500% due 07/26/2026		2,160	2,135
6.125% due 07/27/2027		200	207
Ingersoll Rand, Inc. 5.176% due 06/15/2029		300	308
Intel Corp.
3.050% due 08/12/2051		2,000	1,189
5.200% due 02/10/2033		1,500	1,513
IQVIA, Inc. 5.700% due 05/15/2028		1,700	1,744
Japan Tobacco, Inc.
5.250% due 06/15/2030		1,900	1,956
5.850% due 06/15/2035		3,300	3,452
JDE Peet's NV
1.375% due 01/15/2027		2,100	1,999
2.250% due 09/24/2031		4,700	4,011
JetBlue Pass-Through Trust
2.750% due 11/15/2033		644	565
4.000% due 05/15/2034		141	132
JT International Financial Services BV 3.875% due 09/28/2028		2,600	2,562
Keysight Technologies, Inc. 5.350% due 07/30/2030		2,400	2,476

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Kinder Morgan, Inc.
5.000% due 02/01/2029		1,900	1,930
5.150% due 06/01/2030		1,300	1,328
5.200% due 06/01/2033		3,600	3,619
5.400% due 02/01/2034		1,900	1,925
5.550% due 06/01/2045		2,600	2,455
5.850% due 06/01/2035		1,400	1,452
Kraft Heinz Foods Co.
3.500% due 03/15/2029	EUR	1,700	2,044
5.200% due 03/15/2032		$1,900	1,936
5.400% due 03/15/2035		1,700	1,724
6.875% due 01/26/2039		200	221
L3Harris Technologies, Inc.
5.050% due 06/01/2029		2,000	2,047
5.250% due 06/01/2031		1,200	1,238
Las Vegas Sands Corp.
5.625% due 06/15/2028		1,000	1,020
5.900% due 06/01/2027		2,000	2,044
6.000% due 08/15/2029		2,400	2,468
6.000% due 06/14/2030		6,400	6,605
6.200% due 08/15/2034		5,600	5,724
Leland Stanford Junior University 4.679% due 03/01/2035		5,500	5,470
Lenovo Group Ltd. 5.831% due 01/27/2028		400	412
LG Energy Solution Ltd.
5.250% due 04/02/2028		1,600	1,607
5.875% due 04/02/2035		3,800	3,789
LKQ Corp. 5.750% due 06/15/2028		3,300	3,401
LYB International Finance LLC 6.150% due 05/15/2035		4,500	4,673
Magna International, Inc. 5.875% due 06/01/2035		1,200	1,232
Marathon Petroleum Corp.
5.150% due 03/01/2030		600	612
5.700% due 03/01/2035		2,800	2,842
Marriott International, Inc.
2.850% due 04/15/2031		300	272
4.000% due 04/15/2028		500	496
4.625% due 06/15/2030		500	501
4.800% due 03/15/2030		1,500	1,515
5.350% due 03/15/2035		5,400	5,447
5.450% due 09/15/2026		600	608
5.550% due 10/15/2028		300	311
Mars, Inc.
4.800% due 03/01/2030		3,500	3,547
5.200% due 03/01/2035		8,100	8,201
Marvell Technology, Inc.
1.650% due 04/15/2026		100	98
2.450% due 04/15/2028		1,100	1,046
2.950% due 04/15/2031		1,050	957
4.750% due 07/15/2030		800	804
5.450% due 07/15/2035		3,000	3,022
McDonald's Corp. 6.300% due 10/15/2037		700	767
Mercedes-Benz Finance North America LLC
4.750% due 08/01/2027		1,100	1,108
4.800% due 08/01/2029		1,500	1,513
4.900% due 11/15/2027		4,200	4,249
5.000% due 04/01/2030		2,900	2,944
5.125% due 08/01/2034		800	799
Meta Platforms, Inc.
4.550% due 08/15/2031		400	406
5.750% due 05/15/2063		500	506
Micron Technology, Inc.
5.300% due 01/15/2031		1,200	1,229
5.327% due 02/06/2029		1,000	1,024
5.650% due 11/01/2032		2,200	2,288
5.800% due 01/15/2035		3,800	3,932
6.050% due 11/01/2035		2,800	2,931
6.750% due 11/01/2029		1,100	1,189
Mileage Plus Holdings LLC 6.500% due 06/20/2027		280	281
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	3,400	2,588
Motorola Solutions, Inc.
4.600% due 05/23/2029		$200	201
5.400% due 04/15/2034		400	408
MPLX LP
4.000% due 03/15/2028		315	312
4.500% due 04/15/2038		800	708
4.950% due 09/01/2032		200	198
5.400% due 04/01/2035		2,100	2,086
5.500% due 06/01/2034		3,000	3,014

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

MSCI, Inc. 3.625% due 09/01/2030		2,000	1,877
National Football League 5.480% due 10/05/2028 «(h)		4,000	4,070
National Fuel Gas Co. 5.950% due 03/15/2035		2,400	2,455
NetApp, Inc. 5.700% due 03/17/2035		4,200	4,315
Novartis Capital Corp. 3.700% due 09/21/2042		500	411
NTT Finance Corp. 5.104% due 07/02/2027		300	304
Nucor Corp. 4.650% due 06/01/2030		1,700	1,714
NXP BV
2.650% due 02/15/2032		2,700	2,351
4.300% due 06/18/2029		300	297
Occidental Petroleum Corp.
5.200% due 08/01/2029		600	602
5.550% due 10/01/2034 (i)		7,300	7,168
6.050% due 10/01/2054		1,000	917
6.125% due 01/01/2031		4,400	4,558
6.200% due 03/15/2040		2,800	2,743
6.375% due 09/01/2028		200	208
7.500% due 05/01/2031		500	551
8.500% due 07/15/2027		300	318
8.875% due 07/15/2030		2,400	2,744
OCI NV 6.700% due 03/16/2033		2,300	2,548
Open Text Corp. 6.900% due 12/01/2027		200	207
Oracle Corp.
1.650% due 03/25/2026		200	196
4.200% due 09/27/2029		3,000	2,980
4.700% due 09/27/2034		2,000	1,943
5.500% due 08/03/2035		3,000	3,068
5.500% due 09/27/2064		1,650	1,504
ORLEN SA 6.000% due 01/30/2035		4,000	4,111
Ovintiv, Inc. 6.250% due 07/15/2033		4,400	4,545
Paramount Global
2.900% due 01/15/2027		600	584
3.375% due 02/15/2028		300	291
3.700% due 06/01/2028		1,275	1,238
4.950% due 01/15/2031		800	778
6.875% due 04/30/2036		800	820
7.875% due 07/30/2030		200	222
Penske Truck Leasing Co. LP 5.350% due 01/12/2027		1,500	1,517
Petroleos Mexicanos 6.700% due 02/16/2032		400	372
Philip Morris International, Inc.
1.750% due 11/01/2030		700	610
3.250% due 06/06/2032	EUR	3,600	4,176
4.375% due 04/30/2030		$1,100	1,098
5.250% due 09/07/2028		1,800	1,852
5.250% due 02/13/2034		6,000	6,123
Phillips 66 Co. 4.950% due 03/15/2035		6,400	6,213
Plains All American Pipeline LP 5.950% due 06/15/2035		2,600	2,674
POSCO 4.875% due 01/23/2027		500	502
Providence St Joseph Health Obligated Group 2.532% due 10/01/2029		300	277
Regal Rexnord Corp. 6.050% due 04/15/2028		1,400	1,443
Rio Tinto Finance USA PLC
4.875% due 03/14/2030		1,000	1,020
5.000% due 03/14/2032		2,000	2,036
5.250% due 03/14/2035		3,100	3,156
Rogers Communications, Inc. 5.000% due 02/15/2029		2,050	2,080
Rolls-Royce PLC 5.750% due 10/15/2027		1,000	1,027
Royalty Pharma PLC 5.150% due 09/02/2029		400	408
RTX Corp. 6.100% due 03/15/2034		2,000	2,163
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		2,000	1,990
4.500% due 05/15/2030		800	799
Santos Finance Ltd. 6.875% due 09/19/2033		4,200	4,589

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Saudi Arabian Oil Co.
4.750% due 06/02/2030		1,500	1,508
5.750% due 07/17/2054		3,100	2,913
SK Hynix, Inc. 6.375% due 01/17/2028		400	417
Skyworks Solutions, Inc. 1.800% due 06/01/2026		2,200	2,140
Smurfit Kappa Treasury ULC 5.438% due 04/03/2034		500	507
Snam SpA
5.000% due 05/28/2030		1,600	1,614
5.750% due 05/28/2035		6,900	7,053
Sociedad Quimica y Minera de Chile SA 5.500% due 09/10/2034		3,600	3,507
Sodexo, Inc. 5.150% due 08/15/2030		200	203
South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029		1,600	1,606
5.584% due 10/01/2034		1,300	1,287
Southern Co.
1.750% due 03/15/2028		300	281
3.750% due 09/15/2051 •		2,200	2,173
Spectra Energy Partners LP 3.375% due 10/15/2026		400	395
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		437	388
4.100% due 10/01/2029		196	180
St. Mary's Cement, Inc. 5.750% due 04/02/2034		1,100	1,114
Starbucks Corp. 4.850% due 02/08/2027		1,900	1,917
Stryker Corp.
1.950% due 06/15/2030		1,100	982
4.100% due 04/01/2043		500	416
4.850% due 12/08/2028		500	510
Suntory Holdings Ltd. 5.124% due 06/11/2029		500	513
Sutter Health 5.164% due 08/15/2033		200	203
Synopsys, Inc.
4.650% due 04/01/2028		1,400	1,415
4.850% due 04/01/2030		2,900	2,941
5.150% due 04/01/2035		1,200	1,210
Sysco Corp. 5.400% due 03/23/2035		4,400	4,478
T-Mobile USA, Inc.
2.400% due 03/15/2029		700	652
2.550% due 02/15/2031		3,000	2,687
2.875% due 02/15/2031		500	455
3.600% due 11/15/2060		1,000	667
3.750% due 04/15/2027		600	594
3.875% due 04/15/2030		3,000	2,915
4.200% due 10/01/2029		5,661	5,623
4.850% due 01/15/2029		2,103	2,133
5.125% due 05/15/2032		1,100	1,122
5.750% due 01/15/2034		4,500	4,715
Take-Two Interactive Software, Inc.
5.400% due 06/12/2029		1,000	1,030
5.600% due 06/12/2034		1,500	1,557
Tapestry, Inc. 5.500% due 03/11/2035		10,100	10,144
Targa Resources Corp.
4.200% due 02/01/2033		600	562
5.200% due 07/01/2027		500	507
6.150% due 03/01/2029		1,100	1,157
TD SYNNEX Corp.
2.375% due 08/09/2028		1,000	937
6.100% due 04/12/2034		4,000	4,212
Telefonica Emisiones SA 4.103% due 03/08/2027		800	796
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037		600	698
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	84	128
Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	1,650	1,237
4.375% due 01/18/2033		600	463
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		$3,900	4,543
Time Warner Cable LLC 5.500% due 09/01/2041		6,028	5,485
TotalEnergies Capital SA
5.150% due 04/05/2034		500	512
5.488% due 04/05/2054		600	578
TransCanada PipeLines Ltd. 4.625% due 03/01/2034		600	576

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026		100	100
Trustees of Princeton University 4.647% due 07/01/2030		1,600	1,638
TSMC Arizona Corp. 1.750% due 10/25/2026		300	290
Tyson Foods, Inc. 5.700% due 03/15/2034		1,400	1,450
Uber Technologies, Inc.
4.800% due 09/15/2034		2,800	2,752
5.350% due 09/15/2054		1,000	933
UCB SA 4.250% due 03/20/2030	EUR	1,100	1,330
Unilever Capital Corp. 4.625% due 08/12/2034		$1,900	1,886
United Airlines Pass-Through Trust
2.700% due 11/01/2033		681	610
3.500% due 09/01/2031		612	578
5.450% due 08/15/2038		9,516	9,637
5.875% due 04/15/2029		994	1,015
United Airlines, Inc. 4.375% due 04/15/2026		200	199
UnitedHealth Group, Inc.
4.400% due 06/15/2028		1,100	1,106
4.500% due 04/15/2033		1,500	1,462
4.900% due 04/15/2031		1,000	1,017
4.950% due 05/15/2062		400	344
5.150% due 07/15/2034		3,600	3,638
5.200% due 04/15/2063		700	624
UPMC 5.035% due 05/15/2033		200	201
Vale Overseas Ltd. 6.125% due 06/12/2033		1,700	1,781
Var Energi ASA
5.875% due 05/22/2030		1,000	1,025
7.500% due 01/15/2028		2,500	2,648
8.000% due 11/15/2032		3,326	3,773
Veralto Corp. 5.500% due 09/18/2026		3,250	3,290
VeriSign, Inc. 2.700% due 06/15/2031		300	269
VF Corp. 0.625% due 02/25/2032	EUR	1,100	914
VMware LLC
2.200% due 08/15/2031		$2,250	1,954
4.700% due 05/15/2030		2,147	2,156
Volkswagen Group of America Finance LLC
4.850% due 08/15/2027		750	751
4.900% due 08/14/2026		600	601
4.950% due 03/25/2027		1,250	1,254
5.050% due 03/27/2028		1,250	1,257
5.236% due 03/20/2026 ~		300	300
5.250% due 03/22/2029		1,900	1,923
5.350% due 03/27/2030		1,800	1,832
5.650% due 09/12/2028		400	409
5.700% due 09/12/2026		400	404
Volkswagen International Finance NV 7.875% due 09/06/2032 •(f)	EUR	3,000	4,004
Vulcan Materials Co.
4.950% due 12/01/2029		$3,750	3,826
5.350% due 12/01/2034		2,500	2,547
Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026		300	294
Warnermedia Holdings, Inc.
3.755% due 03/15/2027		253	247
4.279% due 03/15/2032		5,255	4,447
Weir Group, Inc. 5.350% due 05/06/2030		3,300	3,347
Western Midstream Operating LP 6.350% due 01/15/2029		2,200	2,304
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026		400	395
4.700% due 09/15/2028		100	101
Whistler Pipeline LLC 5.700% due 09/30/2031		3,500	3,570
Williams Cos., Inc.
5.150% due 03/15/2034		2,000	1,997
5.300% due 09/30/2035		3,100	3,105
5.400% due 03/02/2026		700	704
8.750% due 03/15/2032		200	241
Workday, Inc. 3.800% due 04/01/2032		300	282
Yale University 4.701% due 04/15/2032		3,900	3,957
Zimmer Biomet Holdings, Inc.
3.518% due 12/15/2032	EUR	3,300	3,872

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

5.500% due 02/19/2035	$1,400	1,437

		915,643

UTILITIES 9.1%
AEP Texas, Inc.
3.800% due 10/01/2047	300	220
5.400% due 06/01/2033	100	102
AES Corp.
2.450% due 01/15/2031	1,400	1,225
3.950% due 07/15/2030 (i)	4,900	4,661
5.450% due 06/01/2028	700	716
5.800% due 03/15/2032	5,100	5,181
Ameren Corp. 5.700% due 12/01/2026	800	813
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041	3,000	2,978
American Electric Power Co., Inc. 5.200% due 01/15/2029	200	205
Appalachian Power Co.
4.500% due 08/01/2032	400	390
5.650% due 04/01/2034	1,100	1,133
Arizona Public Service Co.
5.500% due 09/01/2035	1,000	1,002
5.700% due 08/15/2034	200	206
AT&T, Inc.
1.650% due 02/01/2028	4,900	4,598
2.300% due 06/01/2027	340	328
3.650% due 09/15/2059	1,800	1,209
3.800% due 12/01/2057	100	70
4.350% due 03/01/2029	200	200
5.375% due 08/15/2035	2,000	2,037
Black Hills Corp.
3.950% due 01/15/2026	400	398
6.150% due 05/15/2034	600	630
BP Capital Markets PLC
6.125% due 03/18/2035 •(f)	3,300	3,303
6.450% due 12/01/2033 •(f)	1,800	1,845
Brooklyn Union Gas Co.
4.632% due 08/05/2027	100	100
6.388% due 09/15/2033	4,600	4,903
Capital Power U.S. Holdings, Inc. 6.189% due 06/01/2035	5,400	5,575
Chile Electricity Lux MPC SARL 5.580% due 10/20/2035	5,865	5,874
Columbia Pipelines Holding Co. LLC
5.097% due 10/01/2031	1,200	1,206
6.042% due 08/15/2028	1,100	1,146
Columbia Pipelines Operating Co. LLC
5.439% due 02/15/2035	3,600	3,622
5.927% due 08/15/2030	100	106
Connecticut Light & Power Co. 4.950% due 01/15/2030	2,000	2,050
Constellation Energy Generation LLC 6.125% due 01/15/2034	1,600	1,724
Consumers Energy Co. 4.200% due 09/01/2052	200	164
Dominion Energy South Carolina, Inc. 5.300% due 01/15/2035	4,000	4,092
Dominion Energy, Inc.
3.375% due 04/01/2030	200	190
5.000% due 06/15/2030	2,800	2,859
5.450% due 03/15/2035	2,100	2,119
7.000% due 06/01/2054 •	2,300	2,474
DTE Energy Co.
2.950% due 03/01/2030	1,700	1,588
5.200% due 04/01/2030	5,400	5,528
Duke Energy Carolinas LLC
2.450% due 02/01/2030	1,000	924
3.550% due 03/15/2052	600	433
6.100% due 06/01/2037	100	107
Duke Energy Progress LLC 5.050% due 03/15/2035	3,000	3,014
Edison International
4.125% due 03/15/2028	10,000	9,656
5.250% due 03/15/2032	1,900	1,804
5.450% due 06/15/2029	1,500	1,484
6.250% due 03/15/2030	3,550	3,607
7.875% due 06/15/2054 •	1,300	1,235
Electricite de France SA
6.000% due 04/22/2064	5,800	5,500
6.250% due 05/23/2033	1,700	1,823
Enel Finance International NV
3.625% due 05/25/2027	325	321
5.125% due 06/26/2029	3,400	3,464
7.500% due 10/14/2032	700	798

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

7.750% due 10/14/2052	950	1,140
Entergy Texas, Inc. 5.250% due 04/15/2035	1,480	1,493
Eversource Energy
5.000% due 01/01/2027	400	404
5.450% due 03/01/2028	600	616
Florida Power & Light Co. 5.100% due 04/01/2033	500	511
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	2,100	2,017
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	1,900	1,702
Massachusetts Electric Co. 1.729% due 11/24/2030	400	344
MidAmerican Energy Co.
4.250% due 07/15/2049	1,050	855
5.300% due 02/01/2055	600	572
5.350% due 01/15/2034	1,000	1,037
Monongahela Power Co. 5.850% due 02/15/2034	2,000	2,081
Narragansett Electric Co. 5.350% due 05/01/2034	1,300	1,320
National Grid PLC
5.418% due 01/11/2034	2,000	2,056
5.602% due 06/12/2028	400	414
NBN Co. Ltd.
2.625% due 05/05/2031	500	452
4.250% due 10/01/2029	1,900	1,894
5.750% due 10/06/2028	1,300	1,360
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	100	93
5.450% due 03/15/2035	1,000	1,020
NGPL PipeCo LLC 3.250% due 07/15/2031	300	268
Niagara Energy SAC 5.746% due 10/03/2034	2,900	2,873
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	600	525
5.290% due 01/17/2034	500	499
NorthWestern Corp. 5.073% due 03/21/2030	1,500	1,524
NSTAR Electric Co. 4.850% due 03/01/2030	2,300	2,340
NYSEG Storm Funding LLC 4.713% due 05/01/2029	3,700	3,721
Oglethorpe Power Corp. 5.800% due 06/01/2054	2,200	2,149
Oncor Electric Delivery Co. LLC 5.350% due 04/01/2035	2,000	2,038
ONEOK, Inc.
4.250% due 09/24/2027	1,751	1,749
4.400% due 10/15/2029	2,000	1,986
5.050% due 11/01/2034	3,100	3,018
5.375% due 06/01/2029	50	51
5.650% due 11/01/2028	1,613	1,672
5.800% due 11/01/2030	2,100	2,199
5.850% due 11/01/2064	1,600	1,485
6.050% due 09/01/2033	2,400	2,519
6.625% due 09/01/2053	3,500	3,641
Pacific Gas & Electric Co.
2.950% due 03/01/2026	200	197
3.300% due 12/01/2027	800	774
4.000% due 12/01/2046	1,100	789
5.700% due 03/01/2035	2,000	1,983
5.800% due 05/15/2034	1,400	1,401
6.000% due 08/15/2035	6,500	6,576
6.100% due 01/15/2029	3,265	3,384
6.150% due 01/15/2033	400	412
6.400% due 06/15/2033	400	418
6.750% due 01/15/2053	1,400	1,410
6.950% due 03/15/2034	1,500	1,616
PacifiCorp 2.700% due 09/15/2030	100	91
Piedmont Natural Gas Co., Inc. 5.100% due 02/15/2035	2,500	2,516
Pinnacle West Capital Corp.
4.900% due 05/15/2028	2,300	2,333
5.214% due 06/10/2026 ~	500	501
Plains All American Pipeline LP 5.700% due 09/15/2034	3,300	3,366
PPL Capital Funding, Inc. 5.250% due 09/01/2034	600	605
Public Service Co. of Colorado 5.350% due 05/15/2034	3,400	3,450
Public Service Enterprise Group, Inc. 4.900% due 03/15/2030	1,600	1,628

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Puget Energy, Inc. 5.725% due 03/15/2035		5,700	5,737
Raizen Fuels Finance SA
5.700% due 01/17/2035		1,900	1,780
6.250% due 07/08/2032 (b)		1,000	994
6.700% due 02/25/2037		1,700	1,670
San Diego Gas & Electric Co.
5.400% due 04/15/2035		5,100	5,210
6.000% due 06/01/2026		3,000	3,055
Sempra 6.875% due 10/01/2054 •		1,000	1,011
Sierra Pacific Power Co. 5.900% due 03/15/2054		700	703
Southern California Edison Co.
2.750% due 02/01/2032		300	259
2.850% due 08/01/2029		1,750	1,620
2.950% due 02/01/2051		300	176
4.650% due 10/01/2043		350	283
4.900% due 06/01/2026		300	300
5.450% due 03/01/2035		1,000	982
5.650% due 10/01/2028		1,500	1,537
Southern California Gas Co.
2.550% due 02/01/2030		1,900	1,747
2.600% due 06/15/2026		200	197
5.200% due 06/01/2033		400	406
Southern Co. Gas Capital Corp. 3.950% due 10/01/2046		500	385
Southwestern Public Service Co. 4.400% due 11/15/2048		460	369
Spire Missouri, Inc. 5.150% due 08/15/2034		500	509
Swepco Storm Recovery Funding LLC 4.880% due 09/01/2041		3,000	2,983
System Energy Resources, Inc. 5.300% due 12/15/2034		4,100	4,054
Targa Resources Partners LP
4.875% due 02/01/2031		900	893
6.500% due 07/15/2027		500	500
Trans-Allegheny Interstate Line Co. 5.000% due 01/15/2031		1,000	1,018
Verizon Communications, Inc.
3.000% due 11/20/2060		400	236
4.780% due 02/15/2035		302	294
5.401% due 07/02/2037		2,514	2,530
Virginia Electric & Power Co.
2.300% due 11/15/2031		400	350
5.000% due 04/01/2033		600	607
5.050% due 08/15/2034		200	201
Virginia Power Fuel Securitization LLC 4.877% due 05/01/2033		1,800	1,831
Vistra Operations Co. LLC
6.000% due 04/15/2034		900	935
6.950% due 10/15/2033		2,700	2,967
WEC Energy Group, Inc.
4.750% due 01/09/2026		300	300
5.600% due 09/12/2026		376	381
Wintershall Dea Finance BV 1.823% due 09/25/2031	EUR	1,000	1,038
Xcel Energy, Inc.
4.750% due 03/21/2028		$800	808
5.500% due 03/15/2034		300	305
5.600% due 04/15/2035		5,000	5,107

			258,296

Total Corporate Bonds & Notes (Cost $2,106,310)			2,147,368

MUNICIPAL BONDS & NOTES 0.2%
ARIZONA 0.2%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		4,500	4,663

LOUISIANA 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034		400	409

TEXAS 0.0%
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		353	362

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Total Municipal Bonds & Notes (Cost $5,253)		5,434

U.S. GOVERNMENT AGENCIES 7.7%
Freddie Mac 5.505% due 02/25/2055 •	1,155	1,158
Uniform Mortgage-Backed Security
5.500% due 11/01/2052 - 06/01/2053	3,304	3,314
6.000% due 03/01/2053 - 04/01/2053	1,579	1,610
6.500% due 10/01/2053	1,610	1,665
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055 - 08/01/2055	69,200	64,343
4.500% due 08/01/2055	82,000	78,407
6.000% due 08/01/2055	67,300	68,330

Total U.S. Government Agencies (Cost $215,906)		218,827

U.S. TREASURY OBLIGATIONS 32.2%
U.S. Treasury Bonds
2.875% due 08/15/2045	4,700	3,516
3.000% due 02/15/2048	7,300	5,426
3.000% due 08/15/2048	17,000	12,578
3.125% due 05/15/2048	8,500	6,452
3.875% due 05/15/2043	6,000	5,361
4.125% due 08/15/2044 (i)	149,800	137,283
4.250% due 08/15/2054 (i)	57,600	52,618
4.375% due 08/15/2043	13,330	12,710
4.500% due 11/15/2054	12,700	12,107
4.625% due 11/15/2044	10,800	10,576
4.625% due 02/15/2055 (i)	41,100	40,021
4.750% due 11/15/2043	5,100	5,096
4.750% due 11/15/2053	1,234	1,223
5.000% due 05/15/2045 (i)	8,700	8,939
U.S. Treasury Inflation Protected Securities (e)
1.250% due 04/15/2028 (k)	1,925	1,922
1.750% due 01/15/2034 (k)	19,513	19,353
1.875% due 07/15/2034	409	409
2.125% due 04/15/2029	34,222	35,151
U.S. Treasury Notes
3.250% due 06/30/2029 (k)	2,400	2,357
3.500% due 09/30/2029 (i)(k)(m)	182,400	180,604
3.875% due 08/15/2034 (i)	34,200	33,402
4.125% due 05/31/2032 (i)	14,100	14,222
4.250% due 01/31/2030 (k)(m)	25,000	25,499
4.250% due 11/15/2034 (i)	116,200	116,618
4.250% due 05/15/2035 (i)	21,200	21,235
4.375% due 12/31/2029 (k)	81,100	83,131
4.625% due 02/15/2035 (i)	41,700	43,036
4.750% due 07/31/2025 (k)(m)	17,995	18,000
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	3,900	1,721
0.000% due 05/15/2042 (a)	6,100	2,652

Total U.S. Treasury Obligations (Cost $918,728)		913,218

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
ATLX Trust 3.850% due 04/25/2063 þ	945	908
Chase Home Lending Mortgage Trust 3.250% due 08/25/2064 ~	6,472	5,743
Cross Mortgage Trust 5.549% due 12/25/2069 ~	950	955
Ellington Financial Mortgage Trust 5.726% due 01/25/2060 þ	478	483
JP Morgan Seasoned Mortgage Trust 4.446% due 01/25/2063 ~	953	915
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064	934	904
OBX Trust 5.110% due 08/25/2062 þ	745	742
PRET Trust
4.000% due 08/25/2064 þ	974	943
4.000% due 07/25/2069 þ	954	925
PRPM LLC
3.750% due 04/25/2055 þ	982	949
4.000% due 11/25/2054 þ	934	907
PRPM Trust
5.674% due 12/26/2069 þ	909	911
5.802% due 11/25/2069 þ	909	917
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065	950	954
Towd Point Mortgage Trust
4.518% due 10/25/2064 ~	2,712	2,710
5.725% due 11/25/2064	1,243	1,250

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Verus Securitization Trust 5.041% due 08/25/2067		715	712

Total Non-Agency Mortgage-Backed Securities (Cost $21,661)			21,828

ASSET-BACKED SECURITIES 3.7%
AUTOMOBILE SEQUENTIAL 0.3%
BMW Vehicle Lease Trust
4.430% due 06/26/2028		2,000	2,013
4.980% due 03/25/2027		1,000	1,003
5.100% due 07/27/2026		35	35
5.990% due 09/25/2026		324	325
Chase Auto Owner Trust 5.680% due 01/25/2029		2,600	2,630
CPS Auto Receivables Trust 4.910% due 06/15/2028		535	536
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	565	421
Ford Credit Auto Lease Trust 4.720% due 06/15/2028		$1,000	1,008
GM Financial Consumer Automobile Receivables Trust 4.470% due 02/16/2028		355	355
Lendbuzz Securitization Trust 5.100% due 10/15/2030		500	502
SCCU Auto Receivables Trust 5.850% due 05/17/2027		56	56

			8,884

CMBS OTHER 0.0%
AREIT Trust 6.426% due 08/17/2041 •		1,273	1,278

OTHER ABS 3.4%
37 Capital CLO Ltd. 5.346% due 04/15/2035 •		1,000	997
522 Funding CLO Ltd. 5.479% due 10/23/2034 •		500	500
AGL CLO Ltd. 5.399% due 12/02/2034 •		1,200	1,201
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		1,000	1,000
Anchorage Capital CLO Ltd.
5.319% due 10/20/2034 •		1,100	1,100
5.369% due 01/20/2035 •		1,000	998
5.712% due 04/22/2034 •		250	251
Anchorage Credit Funding Ltd. 3.793% due 10/25/2037		910	893
Apex Credit CLO Ltd. 6.069% due 04/20/2036 •		1,950	1,956
Apidos CLO 5.520% due 04/17/2034 •		1,350	1,350
Ares CLO Ltd. 5.433% due 10/28/2034 •		1,600	1,602
Ares European CLO DAC 3.266% due 10/21/2034 •	EUR	801	943
Atlantic Avenue Ltd. 5.529% due 01/20/2035 •		$1,550	1,550
Atlas Senior Loan Fund Ltd.
5.329% due 10/20/2034 •		1,000	1,000
5.379% due 01/18/2035 •		1,200	1,199
Avoca Static CLO DAC 3.249% due 01/15/2035 •	EUR	925	1,090
Bain Capital Credit CLO Ltd.
0.000% due 04/22/2035 •(b)		$2,000	2,000
0.000% due 07/15/2035 •(b)		1,200	1,201
5.269% due 04/23/2035 •		2,100	2,094
5.299% due 10/21/2034 •		1,000	995
5.335% due 07/24/2034 •		1,000	996
5.359% due 10/21/2034 •		1,000	1,001
5.422% due 10/23/2034 •		1,000	998
Barings CLO Ltd. 5.468% due 04/15/2031 •		135	135
Canyon Capital CLO Ltd. 5.266% due 10/15/2034 •		1,000	1,001
Canyon CLO Ltd. 5.336% due 07/15/2034 •		1,000	1,001
Carlyle Global Market Strategies CLO Ltd. 5.359% due 07/20/2034 •		3,600	3,604
Carval CLO Ltd. 5.259% due 07/20/2032 •		986	987
CQS U.S. CLO Ltd. 5.469% due 01/20/2035 •		1,000	1,000

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Crown Point CLO Ltd. 5.499% due 10/20/2031 •		8,641	8,647
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		1,000	952
DLLAA LLC 5.930% due 07/20/2026		72	73
Dryden CLO Ltd. 5.362% due 08/20/2034 •		1,900	1,895
Elevation CLO Ltd. 5.412% due 07/25/2034 •		1,000	1,001
Elmwood CLO Ltd. 5.463% due 04/22/2035 «		600	600
Flatiron CLO Ltd. 5.505% due 11/16/2034 •		916	917
Fortress Credit BSL Ltd. 5.369% due 07/23/2032 •		555	555
Grosvenor Place CLO DAC 0.000% due 01/15/2039 •	EUR	1,900	2,237
Guggenheim CLO Ltd. 5.406% due 01/15/2035 •		$1,000	998
Hayfin Emerald CLO DAC 3.337% due 11/17/2037 •	EUR	2,100	2,471
ICG U.S. CLO Ltd.
5.251% due 01/16/2033 •		$868	868
5.419% due 10/20/2034 •		1,200	1,201
Indigo Credit Management DAC 3.479% due 07/15/2038 •	EUR	2,200	2,596
Jamestown CLO Ltd. 5.402% due 07/25/2034 •		$1,100	1,097
LCM Ltd.
5.326% due 01/15/2034 •		1,000	997
5.336% due 10/15/2034 •		1,000	997
Madison Park Funding Ltd.
5.256% due 10/15/2034 •		2,100	2,102
5.319% due 10/19/2034 •		1,200	1,198
Mountain View CLO Ltd. 5.415% due 10/15/2034 •		1,100	1,099
Navesink CLO Ltd. 5.526% due 04/15/2036 •		2,000	2,001
Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •		1,100	1,098
5.330% due 07/17/2036 •		1,000	999
Ocean Trails CLO 5.299% due 07/20/2034 •		1,300	1,300
Octagon Investment Partners Ltd. 5.309% due 01/20/2035 •		1,700	1,691
OFSI BSL Ltd. 5.539% due 04/20/2034 •		1,000	1,001
Oportun Funding Trust 4.960% due 08/16/2032		348	347
Oportun Issuance Trust 5.010% due 02/08/2033		500	500
Pagaya AI Debt Grantor Trust
4.670% due 03/16/2026		945	945
4.961% due 10/15/2032		500	499
5.156% due 07/15/2032		500	501
Parallel Ltd. 5.366% due 07/15/2034 •		1,100	1,098
Sculptor CLO Ltd. 5.329% due 07/20/2034 •		1,000	1,000
Silver Rock CLO Ltd. 5.309% due 01/20/2035 •		1,000	998
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		483	485
Tikehau CLO DAC 3.456% due 01/20/2037 •	EUR	2,000	2,356
Tralee CLO Ltd. 5.349% due 10/20/2034 •		$1,000	1,001
Trinitas CLO Ltd.
5.309% due 07/20/2035 •		1,000	995
5.342% due 01/25/2035 •		1,000	996
5.379% due 10/20/2033 •		1,200	1,201
Trysail CLO Ltd. 5.511% due 10/20/2033 •		2,000	2,001
Venture CLO Ltd. 5.409% due 10/20/2034 •		1,000	999
Voya CLO Ltd. 5.329% due 04/20/2034 •		2,500	2,491
Wellfleet CLO Ltd. 0.000% due 04/20/2034 •(b)		800	800

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Wind River CLO Ltd. 5.316% due 10/15/2034 •		995	992

			95,439

Total Asset-Backed Securities (Cost $104,568)			105,601

SOVEREIGN ISSUES 2.4%
Airport Authority 4.750% due 01/12/2028		200	203
Bank Gospodarstwa Krajowego 5.750% due 07/09/2034		1,500	1,546
Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		300	303
5.875% due 04/30/2029		3,000	3,140
Chile Government International Bond
3.750% due 01/14/2032	EUR	3,000	3,604
4.850% due 01/22/2029		$2,600	2,641
4.950% due 01/05/2036		300	295
Colombia Government International Bond 8.000% due 11/14/2035		1,300	1,309
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	2,400	1,838
Indonesia Government International Bond 3.875% due 01/15/2033	EUR	2,400	2,885
Israel Government International Bond
5.375% due 03/12/2029		$3,200	3,268
5.375% due 02/19/2030		7,700	7,857
5.625% due 02/19/2035		600	611
Korea Gas Corp. 5.000% due 07/08/2029		750	770
Mexican Udibonos 4.000% due 08/24/2034 (e)	MXN	5,356	266
Mexico Government International Bond
4.490% due 05/25/2032	EUR	500	597
5.850% due 07/02/2032 (b)		$2,200	2,229
6.000% due 05/13/2030		2,600	2,694
6.000% due 05/07/2036		1,400	1,385
6.400% due 05/07/2054		1,200	1,108
6.625% due 01/29/2038 (b)		2,100	2,135
Panama Government International Bond 7.500% due 03/01/2031		3,800	4,053
Peru Government International Bond
5.375% due 02/08/2035		1,800	1,801
5.500% due 03/30/2036		5,400	5,410
6.900% due 08/12/2037	PEN	2,500	719
Province of British Columbia 4.750% due 06/12/2034		$500	508
Republic of Poland Government International Bond 5.125% due 09/18/2034		2,300	2,314
Romania Government International Bond
5.250% due 03/10/2030	EUR	3,300	3,974
5.500% due 09/18/2028		1,100	1,351
Saudi Government International Bond
3.375% due 03/05/2032		4,200	4,931
5.125% due 01/13/2028		$1,100	1,119
5.375% due 01/13/2031		1,700	1,764

Total Sovereign Issues (Cost $65,139)			68,628

		SHARES
PREFERRED SECURITIES 1.5%
BANKING & FINANCE 1.5%
Bank of America Corp. 6.625% due 05/01/2030 •(f)		6,300,000	6,519
Citigroup, Inc.
6.750% due 02/15/2030 •(f)		4,100,000	4,130
6.950% due 02/15/2030 •(f)		5,400,000	5,518
7.000% due 08/15/2034 •(f)		2,100,000	2,208
7.125% due 08/15/2029 •(f)		3,200,000	3,302
CoBank ACB
7.125% due 01/01/2030 •(f)		3,900,000	3,998
7.250% due 07/01/2029 •(f)		1,800,000	1,854
Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(f)		3,200,000	3,199
7.500% due 05/10/2029 •(f)		2,300,000	2,425
JPMorgan Chase & Co. 6.500% due 04/01/2030 •(f)		5,600,000	5,783
Wells Fargo & Co. 6.850% due 09/15/2029 •(f)		2,400,000	2,518

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

Total Preferred Securities (Cost $40,300)		41,454

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
4.350% due 09/11/2025 (c)(d)(m)	$263	261

Total Short-Term Instruments (Cost $261)		261

Total Investments in Securities (Cost $3,487,126)		3,531,619

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	236,464	2,302

Total Short-Term Instruments (Cost $2,303)		2,302

Total Investments in Affiliates (Cost $2,303)		2,302

Total Investments 124.6% (Cost $3,489,429)		$3,533,921
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $18,759)		1,147
Other Assets and Liabilities, net (24.6)%		(699,685)

Net Assets 100.0%		$2,835,383

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Pharmaceutical, Inc.	5.550%	07/01/2033	01/16/2025	$3,532	$3,586	0.13%
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,800	2,798	0.10
National Football League	5.480	10/05/2028	03/14/2024	4,000	4,070	0.14
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	6,300	6,177	0.22

$16,632	$16,631	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.350%	06/24/2025	07/02/2025	$(8,917)	$(8,925)
4.510	06/26/2025	07/02/2025	(21,227)	(21,240)
4.510	06/27/2025	07/03/2025	(36,844)	(36,862)
BRC	3.950	06/27/2025	08/01/2025	(6,497)	(6,500)
4.100	04/11/2025	TBD(2)	(9,295)	(9,381)
4.400	12/20/2024	TBD(2)	(9,245)	(9,463)
MYI	3.500	04/16/2025	TBD(2)	(609)	(613)
SCX	3.500	06/11/2025	TBD(2)	(1,897)	(1,901)
STR	4.480	07/01/2025	07/02/2025	(7,144)	(7,144)
4.490	06/30/2025	07/01/2025	(10,083)	(10,085)

Total Reverse Repurchase Agreements	$(112,114)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

BOS	4.400%	06/23/2025	07/07/2025	$(3,510)	$(3,513)
TDM	4.440	06/16/2025	07/14/2025	(33,318)	(33,380)
UBS	4.450	06/17/2025	07/29/2025	(13,790)	(13,814)
4.450	06/18/2025	07/16/2025	(284,503)	(284,960)
4.450	06/30/2025	08/18/2025	(43,709)	(43,715)

Total Sale-Buyback Transactions	$(379,382)

(i)	Securities with an aggregate market value of $486,680 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(627,447) at a weighted average interest rate of 4.403%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(891) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	39	$39	$(8)	$(8)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	39	39	(10)	(11)
Put - EUREX Euro-Bobl July 2025 Futures	117.250	07/25/2025	15	15	(3)	(3)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	15	15	(3)	(2)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	10	10	(5)	(4)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	10	10	(5)	(2)

$(34)	$(30)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	42	$42	$(14)	$(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	81	81	(35)	(3)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	44	44	(14)	(3)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	41	41	(10)	(5)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	125	125	(48)	(66)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	41	41	(13)	(18)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	42	42	(14)	(32)

$(148)	$(128)

Total Written Options	$(182)	$(158)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	550	$114,413	$410	$30	$0
U.S. Treasury 5-Year Note September Futures	09/2025	131	14,279	154	17	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	133	15,197	190	65	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	407	48,484	1,432	547	0

$2,186	$659	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	149	$(22,843)	$166	$65	$(5)
Euro-Schatz September Futures	09/2025	40	(5,053)	9	4	(2)
U.S. Treasury 10-Year Note September Futures	09/2025	246	(27,583)	(441)	0	(77)
U.S. Treasury Long-Term Bond September Futures	09/2025	243	(28,059)	(1,008)	0	(243)

$(1,274)	$69	$(327)

Total Futures Contracts	$912	$728	$(327)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	0.875%	$1,300	$161	$15	$176	$0	$(1)
AES Corp.	5.000	Quarterly	06/20/2030	1.199	4,200	722	(3)	719	0	(1)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.310	200	(1)	4	3	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.241	6,000	41	(18)	23	0	0

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

AT&T, Inc.	1.000	Quarterly	06/20/2028	0.426		2,800	(7)	53	46	1	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.239		5,200	37	(17)	20	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359		1,200	14	(3)	11	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	7,900	46	(9)	37	1	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164		2,700	18	(4)	14	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.742		$1,300	4	12	16	1	0
Elis SA	5.000	Quarterly	12/20/2029	0.777	EUR	4,400	887	53	940	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.511		$2,000	223	3	226	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.750		2,100	299	(45)	254	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321		6,900	43	4	47	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.241		2,800	10	1	11	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290		7,600	48	6	54	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.263		700	120	(25)	95	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	EUR	1,000	8	1	9	1	0

							$2,673	$28	$2,701	$7	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 5-Year Index	1.000%		Quarterly	12/20/2028		$9,300	$98	$107	$205	$3	$0
CDX.IG-43 5-Year Index	1.000		Quarterly	12/20/2029		111,700	2,435	114	2,549	56	0
CDX.IG-44 5-Year Index	1.000		Quarterly	06/20/2030		633,200	10,439	3,778	14,217	350	0
CDX.iTraxx Main 43 5-Year Index	1.000		Quarterly	06/20/2030	EUR	13,100	287	47	334	13	0

							$13,259	$4,046	$17,305	$422	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029		$43,800	$(815)	$344	$(471)	$0	$(64)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,500	(7)	(52)	(59)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		66,450	982	(441)	541	0	(110)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		54,616	(54)	(781)	(835)	0	(141)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		64,220	(287)	49	(238)	0	(240)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,100	(7)	(25)	(32)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,200	(8)	(30)	(38)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,500	(7)	(52)	(59)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		4,300	(13)	(72)	(85)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,200	(6)	(29)	(35)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	404	321	725	0	(75)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	1,770	(25)	22	(3)	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	2,300	5	(19)	(14)	0	(5)

							$162	$(765)	$(603)	$0	$(695)

Total Swap Agreements							$16,094	$3,309	$19,403	$429	$(697)

(k)									Securities with an aggregate market value of $36,017 and cash of $8,604 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)									Future styled option variation margin asset of $3 and liability of $(2) is outstanding at period end.

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CNH	4,315		$599	$0	$(5)
	07/2025		$2,258	AUD	3,475	30	0
	07/2025		56,182	EUR	47,983	339	0
	08/2025	AUD	3,475		$2,259	0	(30)
	08/2025	CNH	7,077		985	0	(7)
	08/2025	EUR	47,983		56,305	0	(339)
BOA	07/2025		51,291		58,320	0	(2,098)
	07/2025	PEN	3,000		826	0	(21)
	07/2025		$1,167	EUR	1,019	34	0
BRC	07/2025		6,666		5,841	214	0
	07/2025		7,977	GBP	5,863	71	0
	07/2025		2	JPY	332	0	0
	08/2025	GBP	5,863		$7,978	0	(71)
	08/2025		$4	JPY	516	0	0
BSH	07/2025		840	PEN	2,998	6	0
	09/2025	PEN	3,005		$840	0	(7)
CBK	07/2025		$6,074	CHF	4,979	201	0
	08/2025	CNH	1,362		$190	0	(2)
	08/2025		$16,014	INR	1,379,923	55	(3)
	09/2025		3,005	MXN	57,879	55	0
FAR	07/2025	AUD	3,475		$2,242	0	(45)
	07/2025	CHF	4,994		6,064	0	(229)
	07/2025	CNH	2,195		306	0	(2)
	07/2025	JPY	104,698		719	0	(8)
	07/2025	SEK	62,660		6,542	0	(81)
	07/2025		$18	CHF	15	0	0
	07/2025		1,278	JPY	183,329	0	(5)
	08/2025	CHF	15		$18	0	0
	08/2025	CNH	3,091		432	0	(1)
	08/2025		$1,918	INR	165,863	13	0
	08/2025		719	JPY	104,313	8	0
	09/2025		5,016	MXN	97,660	147	0
JPM	07/2025	CNH	4,159		$576	0	(5)
	07/2025		$94	CAD	129	1	0
	07/2025		6,520	SEK	62,783	116	0
	08/2025	CNH	14,463		$2,018	0	(10)
	08/2025		$1,330	INR	115,296	12	0
MBC	07/2025	CAD	17,308		$12,601	0	(108)
	07/2025	CNH	1,994		277	0	(2)
	07/2025	EUR	3,552		4,060	0	(124)
	07/2025		$13,826	CAD	19,005	130	0
	07/2025		56	JPY	8,042	0	0
	08/2025	CAD	18,973		$13,826	0	(131)
	08/2025	CNH	1,999		277	0	(4)
	08/2025		$19	JPY	2,743	0	0
MYI	07/2025	CAD	1,819		$1,330	0	(6)
	07/2025	JPY	81,431		562	0	(4)
	07/2025		$29	JPY	4,141	0	0
	08/2025	CNH	3,150		$440	0	(2)
	08/2025		$562	JPY	81,131	4	0
SCX	07/2025	JPY	9,148		$63	0	0
	08/2025	CNH	5,427		760	0	(1)
	08/2025		$1,353	INR	116,197	0	(1)
	08/2025		63	JPY	9,115	0	0
SSB	07/2025	GBP	5,863		$7,939	0	(109)
UAG	07/2025		$19	JPY	2,702	0	0

Total Forward Foreign Currency Contracts						$1,436	$(3,461)

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC CDX.IG-44 5-Year Index		Sell	1.000%	07/16/2025	4,300	$(5)	$0
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850	07/16/2025	4,800	(6)	(1)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	4,200	(5)	0

							$(16)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	2,000	$(6)	$(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	2,000	(6)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	2,200	(7)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	2,200	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	2,100	(7)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	2,100	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	2,100	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	2,100	(7)	(4)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	2,200	(8)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	2,200	(7)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	2,000	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	2,000	(6)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	800	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	1,300	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	1,300	(4)	(2)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	2,600	(10)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	2,600	(10)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	2,500	(8)	(26)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	2,500	(8)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	2,100	(7)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	2,100	(7)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	2,300	(8)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	2,300	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	3,700	(14)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	3,700	(14)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	3,700	(14)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	3,700	(14)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	2,900	(8)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	2,900	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	2,000	(6)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	2,000	(6)	0

							$(244)	$(221)

Total Written Options							$(260)	$(222)

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	15,751	$3,107	$312	$3,419	$0

Total Swap Agreements	$3,107	$312	$3,419	$0

(m)

Securities with an aggregate market value of $2,101 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$9,000	$9,000
Corporate Bonds & Notes
Banking & Finance	0	963,461	9,968	973,429
Industrials	0	907,987	7,656	915,643
Utilities	0	258,296	0	258,296
Municipal Bonds & Notes
Arizona	0	4,663	0	4,663
Louisiana	0	409	0	409
Texas	0	362	0	362
U.S. Government Agencies	0	218,827	0	218,827
U.S. Treasury Obligations	0	913,218	0	913,218
Non-Agency Mortgage-Backed Securities	0	21,828	0	21,828
Asset-Backed Securities
Automobile Sequential	0	8,884	0	8,884
CMBS Other	0	1,278	0	1,278
Other ABS	0	94,839	600	95,439
Sovereign Issues	0	68,628	0	68,628
Preferred Securities
Banking & Finance	0	41,454	0	41,454
Short-Term Instruments
U.S. Treasury Bills	0	261	0	261

$0	$3,504,395	$27,224	$3,531,619
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,302	$0	$0	$2,302

Total Investments	$2,302	$3,504,395	$27,224	$3,533,921

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	69	1,088	0	1,157
Over the counter	0	4,855	0	4,855

$69	$5,943	$0	$6,012
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(1,164)	0	(1,182)
Over the counter	0	(3,683)	0	(3,683)

$(18)	$(4,847)	$0	$(4,865)

Total Financial Derivative Instruments	$51	$1,096	$0	$1,147

Totals	$2,353	$3,505,491	$27,224	$3,535,068

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Sector Fund Series - AM	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 196.7% ¤
U.S. GOVERNMENT AGENCIES 181.8%
Fannie Mae
2.000% due 04/25/2052 (a)	$970	$125
3.000% due 10/25/2051 (a)	1,977	355
4.300% due 12/01/2029	401	404
4.500% due 05/25/2049 (a)	547	108
4.740% due 04/01/2030	245	247
4.880% due 06/01/2028	500	510
4.970% due 09/25/2041 •	1,261	1,253
5.140% due 02/01/2035	500	516
5.555% due 05/25/2054 •	3,851	3,847
5.655% due 01/25/2055 •	3,239	3,252
5.755% due 06/25/2054 •	2,834	2,853
Freddie Mac
2.500% due 04/25/2052 (a)	3,370	501
3.000% due 10/25/2049 (a)	2,917	401
5.255% due 08/25/2054 •	873	875
Ginnie Mae
3.500% due 10/20/2054 - 03/20/2055	1,721	1,569
4.500% due 07/15/2049 - 07/20/2054	724	696
5.000% due 03/20/2053	3,049	3,020
5.056% due 03/20/2070 •	342	341
5.099% due 01/20/2068 •	402	405
5.202% due 08/20/2072 •	2,602	2,599
5.352% due 08/20/2053 •	1,673	1,675
5.500% due 03/20/2036 - 05/20/2036	2,191	2,251
5.802% due 07/20/2071 •	936	959
Ginnie Mae, TBA
2.000% due 07/01/2055	1,000	815
2.500% due 08/01/2055	2,500	2,124
3.000% due 08/01/2055	5,000	4,422
3.500% due 07/01/2055	4,165	3,787
4.000% due 07/01/2055	1,500	1,395
5.000% due 07/01/2055 - 08/01/2055	1,400	1,375
6.500% due 08/01/2055 - 09/01/2055	2,000	2,048
Uniform Mortgage-Backed Security
1.000% due 04/01/2043 - 08/01/2051	544	524
4.500% due 12/01/2052 - 01/01/2053 (c)	8,504	8,147
5.000% due 11/01/2053 (c)	4,216	4,143
5.500% due 04/01/2054 (c)	1,668	1,669
5.500% due 07/01/2054	1,703	1,720
6.000% due 05/01/2054 - 04/01/2055	7,597	7,788
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2040 - 07/01/2055	8,800	7,115
2.500% due 07/01/2040 - 08/01/2055	4,300	3,619
3.000% due 07/01/2055	6,500	5,625
3.500% due 07/01/2040 - 08/01/2055	3,000	2,798
6.000% due 08/01/2055	1,700	1,726
6.500% due 08/01/2055	4,400	4,537

Total U.S. Government Agencies (Cost $93,338)		94,139

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.5%
ACRA Trust 5.608% due 10/25/2064 þ	1,863	1,865
Citigroup Mortgage Loan Trust 5.655% due 07/25/2054 •	2,023	2,032
MFA Trust 4.250% due 02/25/2066 ~	1,806	1,733
New York Mortgage Trust Loan Trust 5.379% due 06/25/2069 ~	1,878	1,878

Total Non-Agency Mortgage-Backed Securities (Cost $7,474)		7,508

	SHARES
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (b)	187,257	187

Schedule of Investments PIMCO Sector Fund Series - AM (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $187)		187

Total Investments in Securities (Cost $101,000)		101,834

INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	100,931	983

Total Short-Term Instruments (Cost $983)		983

Total Investments in Affiliates (Cost $983)		983

Total Investments 198.6% (Cost $101,982)		$102,817
Financial Derivative Instruments (d)(e) 0.3%(Cost or Premiums, net $289)		151
Other Assets and Liabilities, net (98.9)%		(51,200)

Net Assets 100.0%		$51,768

Schedule of Investments PIMCO Sector Fund Series - AM (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

FAR					4.460%	06/12/2025	07/14/2025	$(10,133)		$(10,157)

Total Reverse Repurchase Agreements										$(10,157)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (26.5)%
Ginnie Mae, TBA						4.500%	07/01/2055	$100	$(94)	$(96)
Ginnie Mae, TBA						5.500	07/01/2055	1,000	(989)	(1,002)
Uniform Mortgage-Backed Security, TBA						4.000	07/01/2055	500	(464)	(465)
Uniform Mortgage-Backed Security, TBA						4.000	08/01/2055	1,900	(1,749)	(1,766)
Uniform Mortgage-Backed Security, TBA						4.500	08/01/2055	6,300	(6,013)	(6,024)
Uniform Mortgage-Backed Security, TBA						5.000	07/01/2055	1,700	(1,644)	(1,666)
Uniform Mortgage-Backed Security, TBA						5.500	08/01/2055	2,700	(2,682)	(2,698)

Total Short Sales (26.5)%									$(13,635)	$(13,717)

(c)	Securities with an aggregate market value of $10,695 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(9,148) at a weighted average interest rate of 4.471%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures				09/2025	38	$(4,142)		$(46)	$0	$(5)
U.S. Treasury 10-Year Note September Futures				09/2025	58	(6,503)		(92)	0	(18)

Total Futures Contracts							$(138)		$0	$(23)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$3,500	$11	$(23)	$(12)	$2	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	4,100	36	(24)	12	16	0

Schedule of Investments PIMCO Sector Fund Series - AM (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	600	39	(16)	23	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	900	30	4	34	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	200	(2)	18	16	0	(2)

Total Swap Agreements	$114	$(41)	$73	$18	$(11)

Cash of $411 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.368%	09/04/2025	1,900	$9	$12
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	200	18	17
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	200	18	18
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	100	9	9
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	100	9	9
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/08/2025	10,000	15	1
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/11/2025	6,300	8	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	3,900	13	6
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	200	17	17
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	200	17	18
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	200	18	18
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	200	18	18
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	200	18	17
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	200	18	18
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/30/2025	6,900	4	1

$209	$179

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	$95.359	07/07/2025	$500	$1	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055	98.719	09/08/2025	500	1	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	94.844	07/07/2025	500	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	95.289	07/07/2025	500	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 07/01/2055	97.281	07/07/2025	500	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 07/01/2055	97.352	07/07/2025	500	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 08/01/2055	96.695	08/06/2025	500	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 09/01/2055	96.738	09/08/2025	500	1	1
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	98.277	08/06/2025	500	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	98.508	08/06/2025	500	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	98.559	08/06/2025	500	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	98.629	08/06/2025	500	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055	99.141	09/08/2025	500	1	0

Schedule of Investments PIMCO Sector Fund Series - AM (Cont.)	June 30, 2025 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055		99.156	09/08/2025		500	1	0
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		98.438	07/07/2025		500	1	1

							$16	$2

Total Purchased Options							$225	$181

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943%	07/07/2025	500	$(1)	$0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/07/2025	500	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.236	08/06/2025	400	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.368	08/06/2025	400	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.968	09/04/2025	1,500	(9)	(3)
BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.215	08/06/2025	400	(1)	0
FAR	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.980	07/03/2025	3,000	(13)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.245	07/07/2025	300	(1)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/11/2025	1,000	(8)	(5)
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.270	08/06/2025	400	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.287	08/06/2025	400	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.257	09/08/2025	400	(1)	0
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	07/07/2025	500	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.984	07/07/2025	300	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	07/07/2025	400	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.096	09/08/2025	300	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.106	09/08/2025	300	(1)	0
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.453	09/30/2025	500	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.317	09/08/2025	400	(2)	(1)

Total Written Options							$(50)	$(14)

(1)							Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
U.S. Government Agencies				$0	$94,139		$0	$94,139
Non-Agency Mortgage-Backed Securities				0	7,508		0	7,508
Short-Term Instruments
Mutual Funds				0	187		0	187

				$0	$101,834		$0	$101,834
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$983	$0		$0	$983

Total Investments				$983	$101,834		$0	$102,817

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0	$(13,717)		$0	$(13,717)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0	18		0	18
Over the counter				0	181		0	181

				$0	$199		$0	$199

Schedule of Investments PIMCO Sector Fund Series - AM (Cont.)	June 30, 2025 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(34)	0	(34)
Over the counter	0	(14)	0	(14)

	$0	$(48)	$0	$(48)

Total Financial Derivative Instruments	$0	$151	$0	$151

Totals	$983	$88,268	$0	$89,251

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.6%
Aspire Bakeries Holdings LLC 8.572% (TSFR1M + 4.250%) due 12/23/2030 ~	$99	$100
Camelot U.S. Acquisition LLC TBD% due 01/31/2031	75	75
Clearwater Analytics LLC 6.529% (TSFR3M + 2.250%) due 04/21/2032 ~	100	100
Clover Holdings 2 LLC
TBD% due 12/10/2029 µ	20	20
8.307% (TSFR3M + 4.000%) due 12/09/2031 ~	200	201
Cotiviti Corp.
7.074% (TSFR1M + 2.750%) due 05/01/2031 ~	74	74
7.074% (TSFR1M + 2.750%) due 03/26/2032 ~	50	50
Fortress Intermediate, Inc. 7.827% (TSFR1M + 3.500%) due 06/27/2031 «~	99	100
GFL Environmental, Inc. 6.824% (TSFR3M + 2.500%) due 03/03/2032 ~	125	125
INEOS Quattro Holdings U.K. Ltd. 8.677% (TSFR1M + 4.250%) due 04/02/2029 ~	25	23
Kaseya, Inc. 7.577% (TSFR1M + 3.250%) due 03/20/2032 ~	75	75
LifePoint Health, Inc. 7.820% (TSFR3M + 3.500%) due 05/19/2031 ~	50	49
Modena Buyer LLC 8.780% (TSFR3M + 4.500%) due 07/01/2031 ~	25	24
MPH Acquisition Holdings LLC 8.030% (TSFR3M + 3.750%) due 12/31/2030 ~	4	4
Neptune Bidco U.S., Inc. 9.330% (TSFR3M + 5.000%) due 04/11/2029 ~	75	72
Novelis Corp. 6.296% (TSFR3M + 2.000%) due 03/11/2032 ~	75	75
Primo Brands Corp. 6.546% (TSFR3M + 2.250%) due 03/31/2028 ~	99	99
QualityTech LP 7.813% (TSFR1M + 3.500%) due 10/30/2031 «~	100	101
Scientific Games Holdings LP 7.285% (TSFR3M + 3.000%) due 04/04/2029 ~	25	25
Specialty Building Products Holdings LLC 8.177% (TSFR1M + 3.750%) due 10/15/2028 ~	50	48
Stepstone Group MidCo 2 GmbH 8.608% - 8.651% (TSFR3M + 4.500%) due 12/19/2031	100	97
TK Elevator Midco GmbH 7.237% due 04/30/2030 ~	50	50
Twitter, Inc. 10.927% (TSFR1M + 6.500%) due 10/26/2029 ~	99	97
U.S. Renal Care, Inc. 9.441% (TSFR1M + 5.000%) due 06/20/2028 ~	99	94
UKG, Inc. 7.311% (TSFR1M + 3.000%) due 02/10/2031 ~	50	50
VEON Amsterdam BV 8.531% - 10.750% (TSFR3M + 3.250%) due 03/25/2027 «~	75	75
Vista Management Holding, Inc. 8.048% (TSFR3M + 3.750%) due 04/01/2031 ~	50	50
Vistra Zero Operating Co. LLC 6.327% (TSFR1M + 2.000%) due 04/30/2031 ~	100	98

Total Loan Participations and Assignments (Cost $2,046)		2,051

CORPORATE BONDS & NOTES 77.0%
BANKING & FINANCE 14.1%
Acrisure LLC 6.750% due 07/01/2032	50	51
Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	25	25
7.000% due 01/15/2031	75	78
Allied Universal Holdco LLC 4.625% due 06/01/2028	100	97
Ally Financial, Inc.
5.543% due 01/17/2031 •	50	51
8.000% due 11/01/2031	50	57
Boost Newco Borrower LLC 7.500% due 01/15/2031	250	265

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

Brandywine Operating Partnership LP 8.875% due 04/12/2029	25	27
Brookfield Property REIT, Inc. 4.500% due 04/01/2027	50	49
Burford Capital Global Finance LLC 6.875% due 04/15/2030	100	100
Credit Acceptance Corp.
6.625% due 03/15/2030	100	101
9.250% due 12/15/2028	25	26
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028	75	76
Encore Capital Group, Inc.
8.500% due 05/15/2030	100	107
9.250% due 04/01/2029	25	27
Ford Motor Credit Co. LLC 5.918% due 03/20/2028	200	202
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	75	75
5.875% due 04/15/2033	50	49
7.000% due 05/01/2031	100	104
Freedom Mortgage Corp. 12.000% due 10/01/2028	100	108
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	50	51
9.125% due 05/15/2031	50	52
HAT Holdings LLC 3.375% due 06/15/2026	22	21
Hudson Pacific Properties LP 3.950% due 11/01/2027	50	48
Icahn Enterprises LP
5.250% due 05/15/2027	75	73
9.000% due 06/15/2030	25	23
Intesa Sanpaolo SpA 4.198% due 06/01/2032 •	75	69
Jane Street Group
6.125% due 11/01/2032	75	76
6.750% due 05/01/2033	25	26
7.125% due 04/30/2031	150	158
Jefferson Capital Holdings LLC 8.250% due 05/15/2030	50	52
Kennedy-Wilson, Inc. 4.750% due 03/01/2029	50	47
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029	50	49
LFS Topco LLC 5.875% due 10/15/2026	75	75
Midcap Financial Issuer Trust 6.500% due 05/01/2028	50	50
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032	125	130
Navient Corp. 5.000% due 03/15/2027	25	25
Newmark Group, Inc. 7.500% due 01/12/2029	75	79
OneMain Finance Corp.
3.500% due 01/15/2027	350	343
6.625% due 05/15/2029	125	128
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)	75	53
Panther Escrow Issuer LLC 7.125% due 06/01/2031	150	156
Park Intermediate Holdings LLC 4.875% due 05/15/2029	75	73
Paysafe Finance PLC 4.000% due 06/15/2029	75	69
Pebblebrook Hotel LP 6.375% due 10/15/2029	50	50
PennyMac Financial Services, Inc.
4.250% due 02/15/2029	125	120
7.125% due 11/15/2030	50	52
PRA Group, Inc. 8.875% due 01/31/2030	75	77
Rfna LP 7.875% due 02/15/2030	50	51
RHP Hotel Properties LP 4.750% due 10/15/2027	75	75
RLJ Lodging Trust LP 4.000% due 09/15/2029	75	70
Rocket Cos., Inc. 6.125% due 08/01/2030	50	51
Rocket Mortgage LLC 2.875% due 10/15/2026	125	122
SBA Communications Corp. 3.875% due 02/15/2027	100	98
Service Properties Trust 5.500% due 12/15/2027	100	99

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

SLM Corp.
3.125% due 11/02/2026	125	123
6.500% due 01/31/2030	175	184
Starwood Property Trust, Inc.
6.000% due 04/15/2030	50	51
6.500% due 10/15/2030	25	26
7.250% due 04/01/2029	50	53
Stonex Escrow Issuer LLC 6.875% due 07/15/2032 (a)	50	50
Sunrise FinCo BV 4.875% due 07/15/2031	25	24
UniCredit SpA 5.459% due 06/30/2035 •	100	99
VFH Parent LLC 7.500% due 06/15/2031	100	105
XHR LP 6.625% due 05/15/2030	25	25

		5,206

INDUSTRIALS 60.4%
AAR Escrow Issuer LLC 6.750% due 03/15/2029	25	26
Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	50	52
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	25	20
Air Canada 3.875% due 08/15/2026	125	124
Albertsons Cos., Inc. 4.625% due 01/15/2027	100	99
Albion Financing SARL 7.000% due 05/21/2030	150	153
Alcoa Nederland Holding BV 7.125% due 03/15/2031	25	26
Allison Transmission, Inc. 4.750% due 10/01/2027	75	74
Altice France Holding SA 10.500% due 05/15/2027	100	35
Altice France SA 5.125% due 07/15/2029	150	124
AMC Networks, Inc. 4.250% due 02/15/2029	50	40
Amentum Holdings, Inc. 7.250% due 08/01/2032	75	77
Amer Sports Co. 6.750% due 02/16/2031	25	26
American Airlines, Inc. 5.750% due 04/20/2029	250	250
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	50	47
4.000% due 01/15/2028	100	98
ams-OSRAM AG 12.250% due 03/30/2029	75	80
Arcosa, Inc. 6.875% due 08/15/2032	35	36
Aris Water Holdings LLC 7.250% due 04/01/2030	75	77
Ascent Resources Utica Holdings LLC
6.625% due 10/15/2032	75	76
6.625% due 07/15/2033	50	51
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	75	71
Avantor Funding, Inc. 4.625% due 07/15/2028	75	74
Axalta Coating Systems LLC 3.375% due 02/15/2029	150	142
Axon Enterprise, Inc.
6.125% due 03/15/2030	100	103
6.250% due 03/15/2033	50	52
Ball Corp. 2.875% due 08/15/2030	150	135
Bath & Body Works, Inc. 6.875% due 11/01/2035	25	26
Bausch & Lomb Corp. 8.375% due 10/01/2028	100	105
BC Ltd. 10.000% due 04/15/2032	100	101
BC ULC
3.500% due 02/15/2029	125	119
4.000% due 10/15/2030	275	257
Beacon Mobility Corp. 7.250% due 08/01/2030 (a)	50	51
Belron U.K. Finance PLC 5.750% due 10/15/2029	75	76

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

Block, Inc.
3.500% due 06/01/2031		75	69
6.500% due 05/15/2032		100	103
Boise Cascade Co. 4.875% due 07/01/2030		25	24
Buckeye Partners LP 4.500% due 03/01/2028		75	74
Builders FirstSource, Inc. 5.000% due 03/01/2030		200	197
Cablevision Lightpath LLC 3.875% due 09/15/2027		25	24
CACI International, Inc. 6.375% due 06/15/2033		50	52
Caesars Entertainment, Inc. 6.500% due 02/15/2032		50	51
Carnival Corp. 7.000% due 08/15/2029		225	237
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (b)		100	105
CCO Holdings LLC
4.500% due 08/15/2030		100	95
4.750% due 03/01/2030		250	242
5.375% due 06/01/2029		350	349
Celanese U.S. Holdings LLC 6.500% due 04/15/2030		125	128
Central Parent LLC 8.000% due 06/15/2029		50	41
Cerdia Finanz GmbH 9.375% due 10/03/2031		100	104
Cheplapharm Arzneimittel GmbH 7.125% due 06/15/2031 (a)	EUR	100	119
Chobani LLC 4.625% due 11/15/2028		$100	98
Chord Energy Corp. 6.750% due 03/15/2033		75	77
Churchill Downs, Inc. 4.750% due 01/15/2028		125	123
Citgo Petroleum Corp. 8.375% due 01/15/2029		50	52
Civitas Resources, Inc. 8.375% due 07/01/2028		50	51
Clarios Global LP 6.750% due 02/15/2030		75	78
Clarivate Science Holdings Corp. 4.875% due 07/01/2029		50	47
Cloud Software Group, Inc. 6.500% due 03/31/2029		125	126
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		75	76
6.750% due 04/15/2032		50	51
6.875% due 01/15/2030		50	51
CMA CGM SA 5.000% due 01/15/2031	EUR	100	118
Cogent Communications Group LLC
6.500% due 07/01/2032		$75	74
7.000% due 06/15/2027		50	50
CommScope LLC 4.750% due 09/01/2029		40	39
Community Health Systems, Inc. 5.625% due 03/15/2027		250	246
Consolidated Communications, Inc. 6.500% due 10/01/2028		25	26
CoreWeave, Inc. 9.250% due 06/01/2030		50	51
CQP Holdco LP 5.500% due 06/15/2031		150	148
Crescent Energy Finance LLC
7.375% due 01/15/2033		75	72
7.625% due 04/01/2032		50	49
Crocs, Inc. 4.250% due 03/15/2029		25	24
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		125	118
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		75	78
DaVita, Inc.
4.625% due 06/01/2030		25	24
6.750% due 07/15/2033		50	52
6.875% due 09/01/2032		50	52
Dcli Bidco LLC 7.750% due 11/15/2029		75	76
Diamond Foreign Asset Co. 8.500% due 10/01/2030		100	104
DirecTV Financing LLC
5.875% due 08/15/2027		125	125
10.000% due 02/15/2031		50	49

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

EchoStar Corp. 10.750% due 11/30/2029		190	196
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032		100	101
Element Solutions, Inc. 3.875% due 09/01/2028		25	24
Ellucian Holdings, Inc. 6.500% due 12/01/2029		50	51
ESAB Corp. 6.250% due 04/15/2029		50	51
First Student Bidco, Inc. 4.000% due 07/31/2029		100	94
Frontier Communications Holdings LLC 5.875% due 10/15/2027		150	150
Garda World Security Corp. 6.000% due 06/01/2029		100	98
GFL Environmental, Inc. 4.375% due 08/15/2029		75	73
Global Medical Response, Inc. 9.500% due 10/31/2028		76	76
Global Partners LP 7.125% due 07/01/2033		50	51
Goat Holdco LLC 6.750% due 02/01/2032		50	51
goeasy Ltd. 7.625% due 07/01/2029		150	155
Graphic Packaging International LLC 3.500% due 03/15/2028		75	72
Gray Media, Inc. 5.375% due 11/15/2031		25	19
GYP Holdings Corp. 4.625% due 05/01/2029		100	100
HealthEquity, Inc. 4.500% due 10/01/2029		150	146
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		125	113
Hilton Grand Vacations Borrower LLC 5.000% due 06/01/2029		75	72
Hologic, Inc. 3.250% due 02/15/2029		250	238
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032		50	53
IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK) 6.750% due 11/15/2029 (b)	EUR	100	123
Imola Merger Corp. 4.750% due 05/15/2029		$150	145
Ingevity Corp. 3.875% due 11/01/2028		100	95
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		150	150
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		100	102
International Game Technology PLC 5.250% due 01/15/2029		75	74
IQVIA, Inc. 6.250% due 06/01/2032		100	103
Jazz Securities DAC 4.375% due 01/15/2029		25	24
JetBlue Airways Corp. 9.875% due 09/20/2031		150	146
KBR, Inc. 4.750% due 09/30/2028		75	72
Kinetik Holdings LP 6.625% due 12/15/2028		75	77
Kodiak Gas Services LLC 7.250% due 02/15/2029		100	104
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		100	98
Lamar Media Corp. 4.000% due 02/15/2030		50	48
Lamb Weston Holdings, Inc. 4.125% due 01/31/2030		75	72
Level 3 Financing, Inc.
6.875% due 06/30/2033		75	76
11.000% due 11/15/2029		89	103
LifePoint Health, Inc. 11.000% due 10/15/2030		100	110
Live Nation Entertainment, Inc. 4.750% due 10/15/2027		150	149
Manuchar Group SARL 6.941% due 07/07/2032 •(a)	EUR	100	115
Matador Resources Co.
6.250% due 04/15/2033		$50	50
6.500% due 04/15/2032		50	50
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027		150	153

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

McGraw-Hill Education, Inc. 7.375% due 09/01/2031		50	52
Medline Borrower LP 3.875% due 04/01/2029		300	288
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031		25	22
MGM China Holdings Ltd. 4.750% due 02/01/2027		75	75
Mineral Resources Ltd. 9.250% due 10/01/2028		25	26
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032		25	26
Molina Healthcare, Inc. 3.875% due 11/15/2030		50	47
Motion Finco SARL 8.375% due 02/15/2032		50	46
MPH Acquisition Holdings LLC 5.750% due 12/31/2030		13	11
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (b)		7	7
NCL Corp. Ltd. 5.875% due 02/15/2027		200	201
NCR Atleos Corp. 9.500% due 04/01/2029		25	27
Newell Brands, Inc. 6.375% due 05/15/2030		50	49
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «		100	76
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		100	96
Noble Finance LLC 8.000% due 04/15/2030		125	127
Nordstrom, Inc. 5.000% due 01/15/2044		50	35
Northriver Midstream Finance LP 6.750% due 07/15/2032		75	78
Novelis Corp. 6.875% due 01/30/2030		100	103
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		150	143
7.250% due 06/15/2031		75	77
ON Semiconductor Corp. 3.875% due 09/01/2028		75	73
Opal Bidco SAS 5.500% due 03/31/2032	EUR	100	120
Open Text Corp. 3.875% due 02/15/2028		$100	97
Option Care Health, Inc. 4.375% due 10/31/2029		25	24
Organon & Co. 4.125% due 04/30/2028		225	217
Paramount Global 4.950% due 01/15/2031		50	49
Parkland Corp. 6.625% due 08/15/2032		50	51
Performance Food Group, Inc. 4.250% due 08/01/2029		125	121
Permian Resources Operating LLC 6.250% due 02/01/2033		75	76
Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		50	49
6.125% due 09/30/2032		50	51
PetSmart, Inc.
4.750% due 02/15/2028		50	49
7.750% due 02/15/2029		25	24
Post Holdings, Inc.
4.500% due 09/15/2031		200	186
6.250% due 10/15/2034		25	25
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		50	50
Prime Security Services Borrower LLC
3.375% due 08/31/2027		75	73
5.750% due 04/15/2026		88	89
Quikrete Holdings, Inc.
6.375% due 03/01/2032		50	51
6.750% due 03/01/2033		175	181
QXO Building Products, Inc. 6.750% due 04/30/2032		150	155
Raising Cane's Restaurants LLC 9.375% due 05/01/2029		125	132
Rand Parent LLC 8.500% due 02/15/2030		75	75
Raven Acquisition Holdings LLC 6.875% due 11/15/2031		175	175
ROBLOX Corp. 3.875% due 05/01/2030		25	24

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

Rockies Express Pipeline LLC 6.750% due 03/15/2033	100	105
Sable International Finance Ltd. 7.125% due 10/15/2032	50	50
Seadrill Finance Ltd. 8.375% due 08/01/2030	75	76
Seagate Data Storage Technology Pte Ltd.
4.091% due 06/01/2029	50	48
4.125% due 01/15/2031	75	69
5.750% due 12/01/2034	75	74
Sensata Technologies BV 4.000% due 04/15/2029	100	95
Shift4 Payments LLC 6.750% due 08/15/2032	75	78
Simmons Foods, Inc. 4.625% due 03/01/2029	125	118
Sinclair Television Group, Inc. 8.125% due 02/15/2033	50	51
Sirius XM Radio LLC 4.000% due 07/15/2028	200	192
SM Energy Co. 6.750% due 08/01/2029	50	50
Snap, Inc. 6.875% due 03/01/2033	75	77
Sotera Health Holdings LLC 7.375% due 06/01/2031	25	26
Spirit AeroSystems, Inc.
9.375% due 11/30/2029	50	53
9.750% due 11/15/2030	12	13
Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash) 11.000% due 03/12/2030 (b)	63	43
Stagwell Global LLC 5.625% due 08/15/2029	125	120
Standard Industries, Inc. 4.750% due 01/15/2028	175	173
Star Parent, Inc. 9.000% due 10/01/2030	75	79
Station Casinos LLC
4.500% due 02/15/2028	125	123
4.625% due 12/01/2031	25	23
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	50	53
Sunoco LP 7.000% due 05/01/2029	75	78
Tenet Healthcare Corp. 4.625% due 06/15/2028	150	148
TGS ASA 8.500% due 01/15/2030	50	52
Tidewater, Inc. 9.125% due 07/15/2030 (a)	50	51
TopBuild Corp. 4.125% due 02/15/2032	150	139
Toucan FinCo Ltd. 9.500% due 05/15/2030	75	77
TransDigm, Inc.
4.625% due 01/15/2029	75	74
6.375% due 03/01/2029	325	334
Transocean, Inc. 8.750% due 02/15/2030	60	62
Trivium Packaging Finance BV 8.250% due 07/15/2030	75	79
Twilio, Inc. 3.875% due 03/15/2031	25	23
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	25	26
U.S. Foods, Inc. 4.750% due 02/15/2029	150	148
UKG, Inc. 6.875% due 02/01/2031	150	156
Unisys Corp. 10.625% due 01/15/2031	25	26
United Airlines, Inc. 4.625% due 04/15/2029	125	121
United Rentals North America, Inc. 3.875% due 02/15/2031	125	118
Univision Communications, Inc.
4.500% due 05/01/2029	50	46
6.625% due 06/01/2027	100	100
8.500% due 07/31/2031	50	50
Valaris Ltd. 8.375% due 04/30/2030	200	205
Vallourec SACA 7.500% due 04/15/2032	75	79
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029	225	212

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

Venture Global LNG, Inc.
7.000% due 01/15/2030		50	51
9.500% due 02/01/2029		400	436
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (a)		100	100
7.500% due 05/01/2033		50	54
Veritiv Operating Co. 10.500% due 11/30/2030		50	54
Viavi Solutions, Inc. 3.750% due 10/01/2029		50	47
Victoria's Secret & Co. 4.625% due 07/15/2029		25	23
Victra Holdings LLC 8.750% due 09/15/2029		25	26
Viper Energy, Inc. 5.375% due 11/01/2027		50	50
Viridien 10.000% due 10/15/2030		50	49
Vital Energy, Inc. 7.875% due 04/15/2032		45	39
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		400	370
VOC Escrow Ltd. 5.000% due 02/15/2028		150	149
Walgreens Boots Alliance, Inc.
2.125% due 11/20/2026	EUR	125	145
4.800% due 11/18/2044		$25	24
8.125% due 08/15/2029		75	80
Wand NewCo 3, Inc. 7.625% due 01/30/2032		25	26
Warnermedia Holdings, Inc.
4.279% due 03/15/2032		50	42
5.050% due 03/15/2042		50	34
Waste Pro USA, Inc. 7.000% due 02/01/2033		50	52
Wayfair LLC
7.250% due 10/31/2029		50	50
7.750% due 09/15/2030		75	76
Weatherford International Ltd. 8.625% due 04/30/2030		50	52
Western Digital Corp. 4.750% due 02/15/2026		22	22
Whirlpool Corp. 6.125% due 06/15/2030		25	25
Williams Scotsman, Inc. 6.625% due 06/15/2029		50	51
Windstream Services LLC 8.250% due 10/01/2031		75	79
Wynn Resorts Finance LLC
6.250% due 03/15/2033		25	25
7.125% due 02/15/2031		150	160
Yum! Brands, Inc. 4.750% due 01/15/2030		100	99
Ziggo BV 4.875% due 01/15/2030		100	94
ZipRecruiter, Inc. 5.000% due 01/15/2030		50	43
ZoomInfo Technologies LLC 3.875% due 02/01/2029		75	71

			22,265

UTILITIES 2.5%
Aethon United BR LP 7.500% due 10/01/2029		50	52
Antero Midstream Partners LP 5.750% due 03/01/2027		100	100
Archrock Partners LP 6.625% due 09/01/2032		50	51
Clearway Energy Operating LLC 3.750% due 02/15/2031		75	69
Edison International 8.125% due 06/15/2053 •		75	73
Electricite de France SA 9.125% due 03/15/2033 •(e)		75	85
FORESEA Holding SA 7.500% due 06/15/2030		100	95
Genesis Energy LP 7.875% due 05/15/2032		125	130
Hilcorp Energy LP 6.875% due 05/15/2034		50	48
NGL Energy Operating LLC 8.375% due 02/15/2032		25	25
PBF Holding Co. LLC 6.000% due 02/15/2028		25	24

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

TerraForm Power Operating LLC 5.000% due 01/31/2028	75	74
Vodafone Group PLC 5.125% due 06/04/2081 •	50	38
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029	50	52

		916

Total Corporate Bonds & Notes (Cost $27,759)		28,387

U.S. TREASURY OBLIGATIONS 9.3%
U.S. Treasury Notes
3.250% due 06/30/2027	2,450	2,428
4.000% due 02/15/2034	1,025	1,015

Total U.S. Treasury Obligations (Cost $3,404)		3,443

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
New Fortress Energy, Inc. (c)	1,479	5

INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. (c)	1,490	7

Total Common Stocks (Cost $22)		12

WARRANTS 0.0%
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 12/31/2099	1,693	9

Total Warrants (Cost $21)		9

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	138,293	138

Total Short-Term Instruments (Cost $138)		138

Total Investments in Securities (Cost $33,390)		34,040

INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III	236,800	2,306

Total Short-Term Instruments (Cost $2,306)		2,306

Total Investments in Affiliates (Cost $2,306)		2,306

Total Investments 98.6% (Cost $35,696)		$36,346
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $337)		3
Other Assets and Liabilities, net 1.4%		521

Net Assets 100.0%		$36,870

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(493) at a weighted average interest rate of 4.422%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	1	$208	$1	$0	$0
U.S. Treasury 5-Year Note September Futures	09/2025	27	2,943	31	3	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	6	686	14	3	0

Total Futures Contracts	$46	$6	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2028	1.037%	$125	$12	$4	$16	$0	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	0.434	100	10	5	15	0	0
Carnival Corp.	1.000	Quarterly	12/20/2028	1.023	175	(14)	14	0	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	0.893	EUR	100	22	3	25	0	0
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	4.921	25	0	0	0	0	0

$30	$26	$56	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$1,500	$107	$5	$112	$5	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	2,800	131	84	215	10	0

$238	$89	$327	$15	$0

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$200	$3	$(2)	$1	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055	500	66	(5)	61	0	(4)

$69	$(7)	$62	$0	$(4)

Total Swap Agreements	$337	$108	$445	$15	$(4)

Cash of $675 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	$386	EUR	330	$2	$0
08/2025	EUR	330	$387	0	(2)
BOA	07/2025	213	242	0	(9)
MBC	07/2025	117	134	0	(3)
SCX	08/2025	107	126	0	(1)
UAG	07/2025	107	126	0	(1)

Total Forward Foreign Currency Contracts	$2	$(16)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,775	$276	$2,051
Corporate Bonds & Notes
Banking & Finance	0	5,206	0	5,206
Industrials	100	22,089	76	22,265
Utilities	0	916	0	916
U.S. Treasury Obligations	0	3,443	0	3,443
Common Stocks
Energy	0	5	0	5
Industrials	7	0	0	7
Warrants
Industrials	0	9	0	9
Short-Term Instruments
Mutual Funds	0	138	0	138

$107	$33,581	$352	$34,040
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,306	$0	$0	$2,306

Total Investments	$2,413	$33,581	$352	$36,346

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	21	0	21
Over the counter	0	2	0	2

$0	$23	$0	$23
Financial Derivative Instruments - Liabilities

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	June 30, 2025 (Unaudited)

Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(16)	0	(16)

	$0	$(20)	$0	$(20)

Total Financial Derivative Instruments	$0	$3	$0	$3

Totals	$2,413	$33,584	$352	$36,349

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
CORPORATE BONDS & NOTES 48.6%
BANKING & FINANCE 33.3%
ABN AMRO Bank NV
5.387% due 12/03/2028 ~		$30,925	$30,921
6.185% due 09/18/2027 •		4,200	4,251
6.575% due 10/13/2026 •		32,400	32,570
AerCap Ireland Capital DAC
1.750% due 01/30/2026		10,534	10,351
4.450% due 10/01/2025		761	760
6.500% due 07/15/2025		8,533	8,539
Aircastle Ltd. 5.250% due 08/11/2025		131	131
American Express Co.
5.009% due 11/04/2026 ~		1,300	1,303
5.325% due 07/28/2027 ~		3,336	3,349
5.645% due 04/23/2027 •		6,600	6,662
American Honda Finance Corp. 5.133% due 10/03/2025 ~		1,110	1,112
American Tower Corp.
1.300% due 09/15/2025		3,606	3,581
1.600% due 04/15/2026		2,242	2,193
Aon Global Ltd. 3.875% due 12/15/2025		2,790	2,782
Athene Global Funding
1.608% due 06/29/2026		901	877
5.097% due 07/16/2026 •		42,000	42,063
5.172% due 01/07/2027 ~		8,100	8,123
5.211% due 05/08/2026 ~		3,752	3,764
5.411% due 08/27/2026 ~		22,040	22,131
5.622% due 03/25/2027 ~		199	201
Australia & New Zealand Banking Group Ltd.
4.984% due 10/03/2025 ~		6,200	6,206
5.094% due 07/03/2025 ~		2,700	2,700
Aviation Capital Group LLC
1.950% due 01/30/2026		6,764	6,658
1.950% due 09/20/2026		7,000	6,777
4.125% due 08/01/2025		7,710	7,703
4.875% due 10/01/2025		3,494	3,492
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		11,626	11,413
2.528% due 11/18/2027		3,400	3,233
5.500% due 01/15/2026		9,087	9,102
Banco Bilbao Vizcaya Argentaria SA 5.862% due 09/14/2026 •		9,900	9,921
Bank of America Corp. 1.197% due 10/24/2026 •		9,000	8,907
Bank of Montreal 5.274% due 09/10/2027 ~		10,600	10,634
Bank of Nova Scotia
4.796% due 10/27/2025 ~	AUD	29,000	19,116
4.932% due 03/02/2026 ~		$2,375	2,378
Bank of Queensland Ltd. 4.993% due 10/29/2025 ~	AUD	5,500	3,628
Banque Federative du Credit Mutuel SA
4.780% due 05/24/2027 ~		2,000	1,318
5.482% due 01/23/2027 ~		$3,700	3,723
5.745% due 07/13/2026 ~		6,500	6,560
5.896% due 07/13/2026		7,700	7,818
Barclays PLC
4.375% due 01/12/2026		26,055	26,039
5.304% due 08/09/2026 •		3,500	3,501
BNP Paribas SA 1.323% due 01/13/2027 •		500	491
BPCE SA
1.652% due 10/06/2026 •		36,766	36,469
4.954% due 09/29/2025 ~	AUD	6,250	4,122
5.366% due 09/25/2025 ~		$8,444	8,457
5.975% due 01/18/2027 •		2,450	2,467
Brighthouse Financial Global Funding
1.550% due 05/24/2026		3,000	2,919
5.550% due 04/09/2027		1,657	1,684
Canadian Imperial Bank of Commerce
4.752% due 04/21/2026 ~	AUD	24,490	16,172

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.876% due 01/14/2030		$20,000	20,673
5.065% due 01/13/2028 ~		1,600	1,599
5.563% due 10/02/2026 ~		1,000	1,009
Citibank NA 4.948% due 04/30/2026 ~		400	401
Citigroup Global Markets Holdings, Inc. 4.870% due 01/20/2026 ~		19,000	18,983
Citigroup, Inc. 1.122% due 01/28/2027 •		10,900	10,686
Commonwealth Bank of Australia 4.743% due 07/07/2025 ~		200	200
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		6,250	6,114
1.980% due 12/15/2027 •		4,100	3,956
5.002% due 08/28/2026 ~		4,700	4,713
5.055% due 01/09/2026 ~		41,500	41,583
5.100% due 03/05/2027 ~		2,640	2,650
Corebridge Global Funding
0.900% due 09/22/2025		17,602	17,452
5.712% due 09/25/2026 •		208	209
5.750% due 07/02/2026		8,000	8,103
Credit Agricole SA
1.247% due 01/26/2027 •		20,102	19,721
5.266% due 03/11/2027 ~		2,220	2,224
5.632% due 07/05/2026 ~		1,000	1,007
Crown Castle, Inc.
1.350% due 07/15/2025		15,835	15,815
4.450% due 02/15/2026		2,678	2,675
Danske Bank AS
1.621% due 09/11/2026 •		7,500	7,454
6.259% due 09/22/2026 •		2,985	2,994
DBS Group Holdings Ltd. 5.010% due 03/21/2028 ~		20,400	20,443
Deutsche Bank AG
2.129% due 11/24/2026 •		25,845	25,586
4.100% due 01/13/2026		1,924	1,918
6.119% due 07/14/2026 •		43,553	43,572
DNB Bank ASA
1.127% due 09/16/2026 •		2,500	2,482
5.896% due 10/09/2026 •		1,700	1,706
Equitable Financial Life Global Funding
4.600% due 04/01/2027		9,500	9,541
4.875% due 11/19/2027		6,100	6,177
F&G Global Funding
5.150% due 07/07/2025		2,400	2,400
5.875% due 01/16/2030		2,600	2,675
Federation des Caisses Desjardins du Quebec 4.985% due 01/27/2027 ~		25,000	25,022
Ford Motor Credit Co. LLC
4.134% due 08/04/2025		11,876	11,864
4.389% due 01/08/2026		2,650	2,639
6.950% due 03/06/2026		4,046	4,086
GA Global Funding Trust
1.625% due 01/15/2026		7,466	7,340
4.400% due 09/23/2027		17,800	17,771
General Motors Financial Co., Inc. 5.395% due 07/15/2027 ~		8,100	8,090
Goldman Sachs Bank USA
5.125% due 05/21/2027 ~		5,400	5,417
5.175% due 03/18/2027 ~		3,200	3,209
Goldman Sachs Group, Inc.
1.093% due 12/09/2026 •		3,000	2,954
1.431% due 03/09/2027 •		10,092	9,875
1.542% due 09/10/2027 •		3,416	3,299
1.948% due 10/21/2027 •		2,000	1,937
5.182% due 12/09/2026 •		1,000	1,002
5.202% due 03/09/2027 •		1,457	1,459
5.214% due 09/10/2027 ~		3,940	3,946
5.498% due 02/24/2028 ~		4,000	4,014
5.798% due 08/10/2026 •		14,541	14,562
6.249% due 03/15/2028 ~		3,305	3,369
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		7,185	7,151
HAT Holdings LLC 3.375% due 06/15/2026		440	431
HSBC Holdings PLC
4.292% due 09/12/2026 •		3,550	3,547
5.887% due 08/14/2027 •		4,159	4,219
5.932% due 08/14/2027 ~		5,700	5,752
5.966% (US0003M + 1.380%) due 09/12/2026 ~		5,990	6,007
ING Bank Australia Ltd. 4.695% due 12/08/2025 ~	AUD	25,350	16,732
ING Groep NV
1.400% due 07/01/2026 •		$7,189	7,189
5.423% due 04/01/2027 •		8,000	8,023

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

Intesa Sanpaolo SpA 7.000% due 11/21/2025		2,000	2,016
Jackson National Life Global Funding
4.900% due 01/13/2027		7,550	7,607
5.500% due 01/09/2026		8,400	8,437
5.600% due 04/10/2026		3,500	3,530
John Deere Capital Corp. 4.828% due 10/22/2025 •		600	600
JPMorgan Chase & Co.
1.045% due 11/19/2026 •		3,400	3,354
1.578% due 04/22/2027 •		12,913	12,616
3.960% due 01/29/2027 •		12,254	12,223
5.270% due 04/22/2028 ~		36,822	36,935
Lloyds Banking Group PLC
5.434% due 11/26/2028 ~		20,900	20,951
5.920% due 01/05/2028 ~		6,600	6,669
Metropolitan Life Global Funding 4.205% due 12/01/2025 •	AUD	40,420	26,610
Mizuho Bank Ltd.
4.564% due 09/14/2026 ~		2,200	1,455
4.584% due 02/23/2026 ~		22,600	14,918
4.610% due 08/22/2025 ~		6,000	3,951
Mizuho Financial Group, Inc. 5.446% due 05/13/2031 ~		$7,500	7,504
Morgan Stanley 5.050% due 01/28/2027 •		11,000	11,035
Morgan Stanley Bank NA
5.016% due 01/12/2029 •		7,000	7,110
5.030% due 10/15/2027 ~		46,850	46,890
MUFG Bank Ltd. 4.678% due 02/17/2026 ~	AUD	39,200	25,884
National Bank of Canada 5.312% due 03/25/2027 •		$9,325	9,335
NatWest Markets PLC
5.055% due 08/12/2025	AUD	50,950	33,563
5.174% due 09/29/2026 ~		$6,087	6,105
New York Life Global Funding
4.770% due 02/05/2027 ~		10,000	9,982
5.053% due 10/24/2025 ~		15,000	15,020
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		26,510	25,301
2.000% due 03/09/2026		4,000	3,902
Nomura Holdings, Inc.
1.653% due 07/14/2026		2,000	1,943
1.851% due 07/16/2025		7,438	7,429
5.099% due 07/03/2025		2,000	2,000
5.709% due 01/09/2026		20,523	20,631
Nordea Bank Abp 5.145% due 03/19/2027 ~		10,600	10,656
Oversea-Chinese Banking Corp. Ltd. 4.588% due 05/18/2026 ~	AUD	19,000	12,547
Pacific Life Global Funding
4.955% due 01/27/2028 ~		$29,000	28,982
5.009% due 06/04/2026 ~		1,600	1,606
5.500% due 08/28/2026		2,320	2,355
PNC Bank NA 4.845% due 01/15/2027 ~		24,600	24,612
Public Storage Operating Co. 4.954% due 07/25/2025 ~		4,400	4,401
Royal Bank of Canada
4.819% due 08/03/2026 ~		9,500	9,507
4.950% due 11/02/2026 ~		600	601
5.068% due 10/18/2027 ~		15,000	15,019
5.142% due 07/23/2027 ~		8,000	8,027
5.183% due 01/24/2029 ~		8,700	8,689
5.208% due 10/18/2028 ~		2,292	2,296
5.234% due 03/27/2028 ~		9,325	9,357
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		38,971	38,792
4.858% due 09/11/2030 •		5,000	4,995
Shinhan Bank Co. Ltd.
1.183% due 09/29/2025	AUD	600	392
5.747% due 11/16/2025 ~		23,780	15,742
Skandinaviska Enskilda Banken AB 5.280% due 03/05/2027 ~		$18,866	18,994
Standard Chartered PLC 1.456% due 01/14/2027 •		16,736	16,458
Sumitomo Mitsui Banking Corp.
4.644% due 02/20/2026 ~	AUD	33,500	22,119
4.946% due 07/28/2026 ~		5,000	3,313
Sumitomo Mitsui Financial Group, Inc.
5.226% due 01/14/2027 ~		$20,400	20,505
5.646% due 07/13/2026 ~		5,160	5,211
5.776% due 01/13/2026 ~		15,113	15,204
Sumitomo Mitsui Trust Bank Ltd.
5.517% due 03/09/2026 ~		2,655	2,670

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.546% due 09/14/2026 ~		9,350	9,424
5.554% due 09/14/2026 ~		6,300	6,350
5.650% due 09/14/2026		4,892	4,969
Svenska Handelsbanken AB 4.161% due 03/04/2026 ~	AUD	5,200	3,421
Swedbank AB
5.337% due 09/20/2027		$34,955	35,674
6.136% due 09/12/2026		14,400	14,713
Synchrony Bank 5.400% due 08/22/2025		6,500	6,499
Toronto-Dominion Bank
4.362% due 03/17/2026 ~	AUD	2,500	1,645
4.414% due 03/16/2026 ~		7,500	4,946
4.500% due 07/28/2025		2,845	1,873
4.825% due 10/10/2025 ~		$4,000	4,003
Toyota Motor Credit Corp. 5.260% due 05/18/2026 ~		3,500	3,518
UBS AG
4.210% due 02/26/2026 ~	AUD	7,000	4,610
4.745% due 07/30/2025 ~		17,200	11,325
5.100% due 05/12/2026 ~		23,800	15,778
UBS Group AG
1.364% due 01/30/2027 •		$2,000	1,964
5.711% due 01/12/2027 •		1,500	1,509
6.373% due 07/15/2026 •		5,593	5,598
United Overseas Bank Ltd.
4.444% due 03/16/2026 ~	AUD	10,500	6,925
4.921% due 04/02/2028 ~		$24,900	24,948
Ventas Realty LP 4.125% due 01/15/2026		1,600	1,594
Wells Fargo & Co. 5.133% due 01/24/2028 ~		8,000	8,007
Weyerhaeuser Co. 4.750% due 05/15/2026		24,200	24,252

			1,819,000

INDUSTRIALS 11.0%
7-Eleven, Inc. 0.950% due 02/10/2026		17,945	17,551
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026		2,925	2,941
BAT International Finance PLC 1.668% due 03/25/2026		4,674	4,578
Bayer U.S. Finance LLC
4.250% due 12/15/2025		61,531	61,365
4.375% due 12/15/2028		1,500	1,486
5.500% due 08/15/2025		700	700
Berry Global, Inc.
1.570% due 01/15/2026		22,359	21,962
4.875% due 07/15/2026		21,270	21,261
BMW U.S. Capital LLC
5.185% due 03/19/2027 ~		3,200	3,203
5.326% due 03/21/2028 ~		8,300	8,280
Boeing Co.
2.196% due 02/04/2026		8,772	8,636
2.250% due 06/15/2026		983	961
2.600% due 10/30/2025		10,404	10,316
2.750% due 02/01/2026		20,000	19,775
Canadian Natural Resources Ltd.
2.050% due 07/15/2025		3,094	3,090
5.000% due 12/15/2029		3,900	3,937
Cigna Group 4.500% due 02/25/2026		1,700	1,699
Conagra Brands, Inc. 4.600% due 11/01/2025		16,418	16,402
Cox Communications, Inc. 3.350% due 09/15/2026		3,814	3,756
DR Horton, Inc. 1.300% due 10/15/2026		6,000	5,770
Elevance Health, Inc. 4.750% due 02/15/2030		5,200	5,265
Enbridge Energy Partners LP 5.875% due 10/15/2025		3,451	3,454
Energy Transfer LP
4.750% due 01/15/2026		1,000	1,000
5.950% due 12/01/2025		1,530	1,533
ERAC USA Finance LLC 3.800% due 11/01/2025		800	798
Flex Ltd. 3.750% due 02/01/2026		32,673	32,464
General Motors Co. 6.125% due 10/01/2025		1,625	1,628
Gilead Sciences, Inc. 1.200% due 10/01/2027		2,000	1,878

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

Harley-Davidson, Inc. 3.500% due 07/28/2025		17,788	17,763
HCA, Inc.
5.257% due 03/01/2028 ~		3,000	3,018
5.875% due 02/15/2026		5,000	5,006
Home Depot, Inc. 4.735% due 12/24/2025 ~		200	200
Hyundai Capital America
3.500% due 11/02/2026		2,286	2,255
5.250% due 01/08/2027		4,821	4,867
5.402% due 03/25/2027 ~		8,500	8,488
5.509% due 08/04/2025 •		1,410	1,411
5.679% due 11/03/2025 ~		1,150	1,154
5.847% due 01/08/2027 ~		10,400	10,465
Illumina, Inc. 5.800% due 12/12/2025		13,832	13,893
Imperial Brands Finance PLC
3.500% due 07/26/2026		5,200	5,140
4.250% due 07/21/2025		567	567
4.500% due 06/30/2028 (a)		6,000	6,000
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025		3,247	3,216
Kraft Heinz Foods Co. 3.000% due 06/01/2026		4,339	4,283
Lonsdale Finance Pty. Ltd. 3.900% due 10/15/2025	AUD	10,330	6,793
Mercedes-Benz Finance North America LLC
4.985% due 07/31/2026 ~		$17,575	17,584
5.012% due 01/09/2026 ~		34,710	34,753
Microchip Technology, Inc. 4.250% due 09/01/2025		9,611	9,600
MPLX LP 1.750% due 03/01/2026		13,071	12,821
NXP BV 5.350% due 03/01/2026		11,295	11,350
Penske Truck Leasing Co. LP
1.200% due 11/15/2025		6,000	5,922
4.000% due 07/15/2025		15,071	15,068
QatarEnergy 1.375% due 09/12/2026		3,900	3,762
Rolls-Royce PLC 3.625% due 10/14/2025		8,100	8,089
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		31,100	30,864
Synopsys, Inc. 4.650% due 04/01/2028		13,000	13,135
T-Mobile USA, Inc. 2.250% due 02/15/2026		2,384	2,349
Toyota Finance Australia Ltd. 5.021% due 04/06/2026 ~	AUD	2,050	1,352
Uber Technologies, Inc. 6.250% due 01/15/2028		$8,279	8,324
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025		12,548	12,378
4.625% due 11/13/2025		515	515
4.900% due 08/14/2026		5,583	5,595
5.236% due 03/20/2026 ~		24,700	24,706
5.327% due 09/12/2025 ~		6,055	6,060
5.400% due 03/20/2026		6,234	6,264
5.428% due 08/14/2026 ~		3,215	3,226
Woodside Finance Ltd. 3.700% due 09/15/2026		5,000	4,950
Zoetis, Inc. 5.400% due 11/14/2025		2,272	2,277

			601,152

UTILITIES 4.3%
American Electric Power Co., Inc.
1.000% due 11/01/2025		6,233	6,157
5.699% due 08/15/2025		5,800	5,805
AT&T, Inc. 4.000% due 11/25/2025 (e)	CAD	10,000	7,358
Black Hills Corp. 3.950% due 01/15/2026		$11,741	11,678
Edison International 4.700% due 08/15/2025		6,850	6,840
Enel Finance International NV
1.625% due 07/12/2026		4,980	4,834
7.050% due 10/14/2025		8,387	8,437
Eversource Energy 0.800% due 08/15/2025		1,840	1,830
KT Corp. 4.000% due 08/08/2025		7,100	7,095
NextEra Energy Capital Holdings, Inc. 5.116% due 01/29/2026 ~		14,750	14,785

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

ONEOK, Inc.
2.200% due 09/15/2025		2,100	2,088
4.250% due 09/24/2027		8,300	8,290
5.850% due 01/15/2026		11,001	11,058
Optus Finance Pty. Ltd. 1.600% due 07/01/2025	AUD	1,500	987
Pacific Gas & Electric Co.
2.950% due 03/01/2026		$1,646	1,625
3.150% due 01/01/2026		30,102	29,818
3.450% due 07/01/2025		9,461	9,461
5.339% due 09/04/2025 ~		39,152	39,153
Pinnacle West Capital Corp. 5.214% due 06/10/2026 ~		4,388	4,396
Plains All American Pipeline LP 4.650% due 10/15/2025		1,060	1,060
SA Global Sukuk Ltd. 1.602% due 06/17/2026		3,500	3,401
Southern California Edison Co.
1.200% due 02/01/2026		9,200	8,970
3.700% due 08/01/2025		5,854	5,847
4.400% due 09/06/2026		9,191	9,179
4.700% due 06/01/2027		900	903
4.900% due 06/01/2026		9,700	9,710
5.350% due 03/01/2026		12,600	12,665
Southern California Gas Co. 2.600% due 06/15/2026		1,195	1,174

			234,604

Total Corporate Bonds & Notes (Cost $2,644,999)			2,654,756

U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
1.250% due 05/25/2043		4,150	3,812
1.375% due 12/25/2027		3,264	3,178
1.500% due 07/25/2032		2,105	2,056
1.750% due 06/25/2027 - 11/25/2031		2,453	2,403
2.500% due 01/25/2026 - 03/25/2044		93	92
2.750% due 02/25/2044		51	50
3.000% due 06/25/2032 - 02/25/2044		610	604
3.500% due 06/25/2048		3,724	3,569
4.720% due 01/25/2048 •		1,258	1,238
4.764% due 03/25/2048 - 06/25/2048 •		6,154	6,082
4.784% due 01/25/2045 •		1,853	1,810
4.786% due 12/25/2048 •		7,713	7,563
4.814% due 10/25/2044 - 05/25/2058 •		29,911	29,592
4.820% due 09/25/2043 - 07/25/2050 •		11,983	11,579
4.864% due 07/25/2044 - 09/25/2049 •		10,292	10,185
4.870% due 07/25/2049 - 08/25/2049 •		18,218	17,700
4.884% due 11/25/2046 •		1,209	1,186
4.904% due 12/25/2046 •		943	934
4.914% due 07/25/2046 •		11,038	10,967
4.920% due 12/25/2049 - 01/25/2050 •		6,882	6,690
5.150% due 01/25/2051 •		5,268	5,272
5.205% due 09/25/2054 •		85,195	84,914
5.255% due 03/25/2055 •		2,663	2,666
5.305% due 05/25/2055 •		9,172	9,167
5.355% due 05/25/2055 •		6,047	6,084
5.402% due 07/25/2055 •		5,800	5,802
5.405% due 12/25/2054 •		10,028	10,025
5.455% due 01/25/2055 - 03/25/2055 •		44,647	44,647
5.465% due 03/25/2055 •		17,255	17,261
5.505% due 12/25/2053 •		7,424	7,443
5.555% due 11/25/2053 - 02/25/2055 •		24,624	24,725
5.810% due 06/01/2031		5,600	5,811
Freddie Mac
1.000% due 02/25/2042 - 09/15/2044		38,275	33,287
1.500% due 03/15/2041 - 12/15/2042		4,854	4,425
2.500% due 10/25/2048		1,765	1,616
2.745% due 01/25/2026		4,668	4,619
2.750% due 12/15/2041 - 03/15/2045		3,390	3,348
3.000% due 09/15/2032 - 10/15/2040		1,522	1,506
3.208% due 02/25/2026		4,492	4,460
4.750% due 02/28/2028		21,600	21,605
4.784% due 05/15/2038 •		1,760	1,784
4.794% due 05/15/2041 •		1,564	1,544
4.804% due 06/15/2040 •		1,538	1,500
4.814% due 12/15/2036 - 09/15/2044 •		82,886	81,818
4.818% due 06/15/2035 - 12/15/2046 •		8,359	8,232
4.848% due 06/15/2036 •		594	590
4.864% due 01/15/2037 - 01/15/2040 •		1,621	1,599
4.868% due 09/15/2048 - 08/15/2049 •		3,493	3,387
4.904% due 11/15/2042 •		848	842
4.914% due 12/15/2037 - 05/15/2038 •		1,871	1,834
5.245% due 11/25/2054 •		80,316	80,152
5.250% due 12/15/2050 •		9,767	9,760
5.255% due 10/25/2054 - 03/25/2055 •		61,714	61,584

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.305% due 10/25/2052 - 06/25/2055 •		49,962	49,527
5.306% due 06/25/2055 «•		8,400	8,410
5.404% due 07/25/2055 •		9,800	9,803
5.405% due 01/25/2055 •		21,651	21,643
5.455% due 05/25/2054 - 03/25/2055 •		58,215	58,208
5.505% due 12/25/2054 •		12,808	12,841
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		2,964	2,650
4.000% due 07/20/2049 •		1,005	921
4.732% due 03/20/2037 •		761	751
4.742% due 04/20/2037 •		560	554
4.839% due 02/20/2043 •		13,764	13,639
4.882% due 04/20/2049 •		4,400	4,300
4.916% due 06/20/2067 •		125	125
4.946% due 04/20/2061 •		129	129
5.146% due 04/20/2070 •		11,001	10,969
5.196% due 08/20/2067 •		801	805
5.202% due 07/20/2074 •		21,252	21,327
5.204% due 06/20/2055 •		36,000	36,023
5.218% due 08/20/2062 ~		252	253
5.227% due 06/20/2067 •		1,620	1,641
5.252% due 01/20/2054 - 05/20/2055 •		8,649	8,656
5.402% due 05/20/2073 •		3,208	3,257
5.592% due 04/20/2067 •		1,784	1,807
5.656% due 11/20/2067 •		647	657
6.111% due 09/20/2067 •		3,540	3,597
6.717% due 07/20/2067 •		3,026	3,072
Uniform Mortgage-Backed Security 2.500% due 12/01/2032 - 02/01/2035		22,900	22,103

Total U.S. Government Agencies (Cost $983,037)			972,267

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Inflation Protected Securities (d)
2.125% due 04/15/2029 (g)(i)(k)		18,978	19,493

Total U.S. Treasury Obligations (Cost $18,993)			19,493

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Ashford Hospitality Trust 5.384% due 04/15/2035 •		1,986	1,976
Avon Finance 5.139% due 12/28/2049 •	GBP	17,589	24,184
BBCCRE Trust 3.966% due 08/10/2033		$2,000	1,849
BCP Trust 5.225% due 06/15/2038 •		5,000	4,511
BSREP Commercial Mortgage Trust 5.376% due 08/15/2038 •		3,749	3,568
BX Commercial Mortgage Trust 5.156% due 10/15/2036 •		5,385	5,385
BX Trust 5.326% due 10/15/2036 •		37,600	37,578
Citigroup Mortgage Loan Trust, Inc. 5.805% due 06/25/2055 •		5,351	5,369
Credit Suisse Commercial Mortgage Trust 5.493% due 06/15/2034 •		1,231	1,188
DROP Mortgage Trust 5.576% due 10/15/2043 •		25,400	24,672
Extended Stay America Trust 5.506% due 07/15/2038 •		49,319	49,363
Finsbury Square Green PLC 4.889% due 12/16/2067 •	GBP	1,108	1,520
JP Morgan Chase Commercial Mortgage Securities Trust
5.436% due 06/15/2038 •		$9,000	8,851
5.476% due 04/15/2038 •		7,447	7,451
Lehman XS Trust 4.974% due 12/25/2035 •		292	273
MFA Trust
1.131% due 07/25/2060 ~		14,970	13,640
1.381% due 04/25/2065 ~		2,438	2,367
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		2,107	2,044
OBX Trust 5.988% due 01/25/2064 þ		4,585	4,619
RCKT Mortgage Trust 5.582% due 12/25/2044 þ		9,399	9,446
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		595	575
Taurus U.K. DAC 5.087% due 05/17/2031 •	GBP	15,784	21,630
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$8,738	8,395
2.900% due 10/25/2059 ~		3,725	3,579
Tower Bridge Funding PLC 5.029% due 12/20/2066 •	GBP	595	817

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

UWM Mortgage Trust 5.000% due 12/25/2051 •		$10,248	9,573
VASA Trust 5.326% due 07/15/2039 •		14,500	14,102
Verus Securitization Trust
1.262% due 10/25/2063 ~		116	112
5.712% due 01/25/2069 þ		6,473	6,490

Total Non-Agency Mortgage-Backed Securities (Cost $278,681)			275,127

ASSET-BACKED SECURITIES 18.2%
AUTOMOBILE ABS OTHER 0.6%
BMW Vehicle Lease Trust 4.705% due 07/27/2026 •		881	881
M&T Bank Auto Receivables Trust 4.804% due 05/15/2028 •		9,200	9,211
MBarc Credit Canada, Inc. 5.299% due 10/15/2026	CAD	12,957	9,548
Toyota Lease Owner Trust 4.742% due 02/22/2027 •		$7,518	7,517
Volkswagen Auto Lease Trust 4.772% due 12/21/2026 •		6,005	6,007

			33,164

AUTOMOBILE SEQUENTIAL 4.6%
CarMax Auto Owner Trust 4.590% due 07/17/2028		4,100	4,115
Carvana Auto Receivables Trust
4.550% due 05/10/2030		3,000	3,017
4.640% due 01/10/2030		2,000	2,013
5.500% due 08/10/2027		1,125	1,126
Chase Auto Owner Trust
4.400% due 11/26/2027		127	126
4.940% due 07/25/2029		5,300	5,350
5.250% due 09/27/2027		2,128	2,133
5.480% due 04/26/2027		1,241	1,243
5.680% due 01/25/2029		2,000	2,023
Citizens Auto Receivables Trust 5.430% due 10/15/2026		3,644	3,647
Enterprise Fleet Financing LLC
4.690% due 07/20/2027		10,000	10,016
5.760% due 10/22/2029		1,748	1,755
Ford Credit Auto Owner Trust 5.400% due 04/15/2027		11,149	11,179
GM Financial Automobile Leasing Trust
4.540% due 05/20/2027		25,000	25,037
4.550% due 07/20/2027		21,000	21,059
5.180% due 06/22/2026		2,490	2,491
GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		3,000	3,018
5.100% due 03/16/2029		7,000	7,065
5.450% due 06/16/2028		3,232	3,253
GM Financial Revolving Receivables Trust 4.980% due 12/11/2036		5,000	5,117
Harley-Davidson Motorcycle Trust 4.710% due 07/17/2028		13,400	13,449
Hertz Vehicle Financing LLC 6.150% due 03/25/2030		5,000	5,223
Huntington Auto Trust 5.500% due 03/15/2027		2,113	2,116
Hyundai Auto Lease Securitization Trust 4.770% due 03/15/2027		10,845	10,866
Hyundai Auto Receivables Trust 4.990% due 02/15/2029		5,100	5,148
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		4,940	5,002
5.590% due 02/17/2032		4,490	4,501
Mercedes-Benz Auto Lease Trust 4.570% due 12/15/2026		1,746	1,746
Nissan Auto Lease Trust 4.920% due 11/15/2027		5,000	5,056
SBNA Auto Lease Trust 5.560% due 11/22/2027		11,300	11,396
SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028		3,934	3,936
5.350% due 06/21/2027		2,087	2,088
5.470% due 10/20/2028		3,578	3,602
Tesla Auto Lease Trust 5.370% due 06/22/2026		239	239
Toyota Auto Receivables Owner Trust 4.460% due 03/15/2028		9,300	9,316
Toyota Lease Owner Trust
4.210% due 09/20/2027		5,000	5,000

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.580% due 07/20/2027		41,600	41,712
World Omni Auto Receivables Trust
4.430% due 12/17/2029		5,000	5,022
4.780% due 01/18/2028		1,525	1,526
5.150% due 11/15/2028		3,727	3,744

			255,471

CMBS OTHER 0.3%
BXMT Ltd. 6.328% due 11/15/2037 •		8,596	8,587
GPMT Ltd. 5.784% due 12/15/2036 •		1,886	1,846
HERA Commercial Mortgage Ltd. 5.479% due 02/18/2038 •		618	618
LoanCore Issuer Ltd. 5.726% due 07/15/2036 •		529	529
MF1 Ltd. 6.128% due 12/15/2035 •		3,864	3,872

			15,452

CREDIT CARD BULLET 1.2%
American Express Credit Account Master Trust 5.230% due 09/15/2028		3,100	3,136
Bank of America Credit Card Trust 4.930% due 05/15/2029		11,000	11,169
CARDS Trust 4.630% due 03/15/2031		10,700	10,799
Golden Credit Card Trust 4.310% due 09/15/2027		22,000	21,993
Master Credit Card Trust 4.700% due 06/21/2027		6,400	6,403
Synchrony Card Funding LLC 5.040% due 03/15/2030		10,600	10,747

			64,247

CREDIT CARD OTHER 0.9%
Trillium Credit Card Trust 5.226% due 08/26/2028 •		50,000	50,037

OTHER ABS 10.6%
37 Capital CLO Ltd. 5.536% due 10/15/2034 •		6,200	6,206
522 Funding CLO Ltd.
5.479% due 10/23/2034 •		1,600	1,601
5.571% due 10/20/2031 •		9,799	9,814
AlbaCore Euro CLO DAC 3.269% due 07/15/2035 •	EUR	1,500	1,769
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		$6,400	6,402
Anchorage Capital CLO Ltd. 5.369% due 01/20/2035 •		2,100	2,095
Ares CLO Ltd.
5.433% due 10/28/2034 •		19,500	19,522
5.568% due 01/15/2032 •		768	769
Ares European CLO DAC 3.059% due 10/15/2031 •	EUR	8,064	9,486
Atlantic Avenue Ltd. 5.529% due 01/20/2035 •		$22,000	21,993
Bain Capital Credit CLO Ltd.
5.299% due 10/21/2034 •		1,000	995
5.509% due 07/19/2034 •		700	702
Black Diamond CLO DAC 3.096% due 01/20/2032 •	EUR	115	135
Blackrock European CLO DAC 2.899% due 10/15/2031 •		20,829	24,467
Cairn CLO DAC 3.059% due 10/15/2031 •		18,795	22,105
Carlyle Euro CLO DAC 3.033% due 08/15/2032 •		5,294	6,210
Carlyle Global Market Strategies CLO Ltd. 5.359% due 07/20/2034 •		$19,100	19,122
Carlyle Global Market Strategies Euro CLO Ltd. 2.893% due 11/15/2031 •	EUR	11,737	13,835
Carval CLO Ltd. 5.491% due 07/16/2031 •		$3,123	3,128
CCG Receivables Trust 4.480% due 10/14/2032		9,200	9,224
Commonbond Student Loan Trust 2.550% due 05/25/2041		120	114
CQS U.S. CLO Ltd. 5.469% due 01/20/2035 •		9,100	9,103

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

Cumulus Static CLO DAC 3.343% due 11/15/2033 •	EUR	6,097	7,200
Dryden CLO Ltd. 5.530% due 01/17/2033 •		$820	821
Dryden Euro CLO DAC
2.939% due 04/15/2033 •	EUR	15,317	18,036
3.003% due 05/15/2034 •		12,458	14,659
ECMC Group Student Loan Trust 5.170% due 02/27/2068 •		$9,482	9,405
Elevation CLO Ltd. 5.582% due 01/25/2035 •		4,700	4,702
Fortress Credit BSL Ltd. 5.369% due 07/23/2032 •		7,431	7,439
Gallatin CLO Ltd. 5.608% due 07/15/2031 •		14,296	14,331
GreatAmerica Leasing Receivables Funding LLC 4.520% due 10/15/2027		2,300	2,304
Greywolf CLO Ltd. 5.502% due 04/22/2033 •		800	802
Harvest CLO DAC
1.040% due 07/15/2031	EUR	186	213
3.039% due 07/15/2031 •		12,680	14,947
ICG U.S. CLO Ltd. 5.251% due 01/16/2033 •		$9,457	9,456
Jamestown CLO Ltd.
5.402% due 07/25/2034 •		7,000	6,980
5.552% due 07/25/2035 •		12,800	12,819
Jubilee CLO DAC 2.929% due 04/15/2031 •	EUR	7,196	8,434
LCM Ltd.
5.336% due 10/15/2034 •		$5,600	5,586
5.611% due 04/20/2031 •		5,828	5,842
Madison Park Funding Ltd.
5.256% due 10/15/2034 •		10,000	10,012
5.634% due 01/22/2035 •		3,725	3,727
Mountain View CLO Ltd.
5.415% due 10/15/2034 •		19,150	19,133
5.716% due 04/15/2034 •		12,700	12,719
Navesink CLO Ltd. 5.526% due 04/15/2036 •		4,500	4,502
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		5,594	5,260
1.580% due 04/15/2070		6,806	6,155
1.690% due 05/15/2069		3,133	2,913
5.426% due 04/15/2069 •		2,799	2,786
Nelnet Student Loan Trust
5.120% due 09/27/2038 •		6,859	6,827
5.286% due 02/25/2066 •		4,605	4,601
Northwoods Capital Ltd. 5.508% due 06/15/2031 •		1,506	1,504
OAK Hill European Credit Partners DAC
2.966% due 01/20/2032 •	EUR	1,235	1,454
2.976% due 10/20/2031 •		9,038	10,635
Ocean Trails CLO 5.299% due 07/20/2034 •		$20,100	20,103
Palmer Square European Loan Funding DAC 3.170% due 10/15/2034 •	EUR	16,050	18,854
PFS Financing Corp.
5.454% due 08/15/2027 •		$38,700	38,732
5.520% due 10/15/2028		8,000	8,122
Post Road Equipment Finance LLC 4.900% due 05/15/2031		2,300	2,314
Regatta Funding Ltd. 5.456% due 01/15/2033 •		1,266	1,266
SLM Student Loan Trust
4.870% due 06/25/2043 •		10,887	10,685
5.070% due 06/26/2028 •		6,215	6,128
5.070% due 12/27/2038 •		5,618	5,517
SMB Private Education Loan Trust
1.290% due 07/15/2053		5,834	5,499
5.380% due 07/15/2053		4,621	4,718
5.526% due 07/15/2053 •		713	715
5.670% due 11/15/2052		4,707	4,837
Venture CLO Ltd.
5.409% due 10/20/2034 •		5,300	5,294
5.578% due 07/15/2031 •		3,298	3,300
Verizon Master Trust 4.170% due 08/20/2030		9,200	9,221

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

Voya CLO Ltd. 5.329% due 04/20/2034 •		8,000	7,970

			578,276

Total Asset-Backed Securities (Cost $997,613)			996,647

SOVEREIGN ISSUES 0.3%
Israel Government International Bond
1.750% due 08/31/2025	ILS	39,700	11,739
5.000% due 10/30/2026	EUR	1,700	2,059
Korea National Oil Corp. 5.192% due 03/31/2028 ~		$3,000	3,001

Total Sovereign Issues (Cost $15,464)			16,799

SHORT-TERM INSTRUMENTS 8.6%
COMMERCIAL PAPER 2.2%
Alimentation Couche-Tard, Inc.
4.610% due 07/10/2025		29,400	29,362
4.640% due 07/29/2025		10,100	10,062
4.640% due 07/30/2025		15,200	15,141
CBRE Services, Inc. 4.640% due 07/24/2025		18,300	18,241
Crown Castle, Inc.
5.030% due 07/22/2025		16,150	16,101
5.030% due 07/24/2025		22,100	22,026
Northrop Grumman Corp. 4.690% due 07/24/2025		9,900	9,869

			120,802

REPURCHASE AGREEMENTS (f) 6.0%			330,456

U.S. TREASURY BILLS 0.4%
4.302% due 07/01/2025 - 10/21/2025 (b)(c)(i)(k)		19,774	19,673

Total Short-Term Instruments (Cost $469,416)			470,931

Total Investments in Securities (Cost $5,408,203)			5,406,020

Total Investments 98.9% (Cost $5,408,203)			$5,406,020
Financial Derivative Instruments (h)(j) (0.3)%(Cost or Premiums, net $(4,073))			(17,050)
Other Assets and Liabilities, net 1.4%			74,940

Net Assets 100.0%			$5,463,910

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								Principal amount of security is adjusted for inflation.
(e)								RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.					4.000%	11/25/2025	10/02/2020	$7,547	$7,358	0.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BUS	2.690%	06/17/2025	07/03/2025	CAD	40,000		Province of Ontario 4.650% due 06/02/2041	$(30,528)	$29,374	$29,404
	2.700	06/24/2025	07/08/2025		150,000		Province of British Columbia 4.450% due 12/18/2055	(113,365)	110,152	110,209
CEW	2.720	06/27/2025	07/07/2025		170,000		Province of Alberta 3.100% due 06/01/2050	(87,847)	124,839	124,876
							Province of Quebec 3.100% - 3.500% due 12/01/2045 - 12/01/2051	(41,382)
	2.730	06/25/2025	07/03/2025		40,000		Province of Quebec 4.200% due 12/01/2057	(30,136)	29,374	29,387
TOR	2.700	06/25/2025	07/03/2025		50,000		Province of Ontario 1.100% due 03/08/2029	(37,616)	36,717	36,733

Total Repurchase Agreements								$(340,874)	$330,456	$330,609

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(2)		Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JPS					4.550%		06/30/2025	07/01/2025	$(3,954)	$(3,955)

Total Reverse Repurchase Agreements										$(3,955)

(g)								Securities with an aggregate market value of $3,941 and Cash $482 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(104,504) at a weighted average interest rate of 4.515%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description					Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures					09/2025	6,722	$1,607,650	$(376)	$0	$(126)
3-Month SOFR Active Contract March Futures					06/2026	6,419	1,550,189	3,797	481	0
Australia Government 10-Year Bond September Futures					09/2025	1,157	82,043	271	0	(68)

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

U.S. Treasury 5-Year Note September Futures	09/2025	16,616	1,811,144	20,242	2,207	0

$23,934	$2,688	$(194)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	46	$(4,121)	$(41)	$0	$(9)
U.S. Treasury 2-Year Note September Futures	09/2025	7,574	(1,575,570)	(6,296)	0	(414)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	332	(37,936)	(612)	0	(161)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	944	(112,454)	(3,461)	0	(1,269)

$(10,410)	$0	$(1,853)

Total Futures Contracts	$13,524	$2,688	$(2,047)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	192,900	$(6,150)	$3,751	$(2,399)	$0	$(11)
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$912,700	1,132	52	1,184	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	145,200	0	(2,092)	(2,092)	0	(166)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	1,437,062	(963)	(14,097)	(15,060)	0	(2,121)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	167,100	(524)	(1,274)	(1,798)	0	(244)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	53,400	76	359	435	0	(88)

Total Swap Agreements	$(6,429)	$(13,301)	$(19,730)	$15	$(2,630)

(i)	Securities with an aggregate market value of $14,041 and cash of $61,451 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	$174,298	EUR	148,861	$993	$0
08/2025	EUR	148,861	$174,680	0	(993)
BOA	07/2025	148,861	169,266	0	(6,026)
07/2025	$3,809	AUD	5,882	61	0
07/2025	254	ILS	919	18	0
BPS	07/2025	AUD	253,232	$162,491	0	(4,122)
07/2025	CAD	320,282	234,055	0	(1,106)
08/2025	JPY	111	1	0	0
09/2025	ILS	35,582	9,722	0	(833)
BSH	07/2025	AUD	191,229	122,851	0	(2,968)
07/2025	$6	DKK	37	0	0
CBK	07/2025	CAD	42,861	$31,244	0	(219)
07/2025	$3,462	AUD	5,341	52	0
09/2025	ILS	3,877	$1,026	0	(124)
FAR	07/2025	CAD	40,625	29,997	176	0
07/2025	JPY	39,326	274	1	0
07/2025	$283,251	AUD	433,237	1,798	0
07/2025	154	JPY	22,459	1	0
08/2025	AUD	433,237	$283,425	0	(1,803)
08/2025	JPY	22,376	154	0	(1)
GLM	08/2025	$161	HUF	58,252	10	0
MBC	07/2025	CAD	27,223	$19,821	0	(161)
07/2025	GBP	1,401	1,903	0	(19)
07/2025	JPY	2,376	17	0	0
07/2025	$1,677	AUD	2,563	10	0
07/2025	21,184	CAD	29,065	164	(15)
07/2025	5,468	GBP	4,018	47	(3)
08/2025	CAD	25,062	$18,262	0	(165)
08/2025	JPY	588	4	0	0
08/2025	$2,715	AUD	4,156	21	0

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

MYI	07/2025	JPY	888	$6	0	0
07/2025	$1,654	CAD	2,261	6	0
07/2025	121	JPY	17,468	1	0
08/2025	JPY	17,404	$120	0	(1)
RBC	07/2025	CAD	367	267	0	(3)
RYL	07/2025	50,030	36,500	0	(225)
07/2025	$1,300	GBP	961	18	0
SCX	07/2025	CAD	311	$227	0	(1)
07/2025	$219	ILS	759	6	0
07/2025	14	JPY	1,962	0	0
08/2025	JPY	1,955	$14	0	0
SOG	07/2025	$1,224	CAD	1,670	2	0
SSB	07/2025	CAD	1,679	$1,230	0	(2)
07/2025	GBP	47,141	63,830	0	(841)
07/2025	$61,160	GBP	44,739	216	0
08/2025	GBP	37,394	$51,281	0	(25)
08/2025	$1,230	CAD	1,676	2	0

Total Forward Foreign Currency Contracts	$3,603	$(19,656)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600%	08/12/2025	1,522,000	$1,223	$981
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	1,522,000	1,224	1

Total Purchased Options	$2,447	$982

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	24,400	$(30)	$(2)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	50,900	(61)	(3)

Total Written Options	$(91)	$(5)

(k)

Securities with an aggregate market value of $12,382 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,819,000	$0	$1,819,000
Industrials	0	601,152	0	601,152
Utilities	0	234,604	0	234,604
U.S. Government Agencies	0	963,857	8,410	972,267
U.S. Treasury Obligations	0	19,493	0	19,493
Non-Agency Mortgage-Backed Securities	0	275,127	0	275,127
Asset-Backed Securities
Automobile ABS Other	0	33,164	0	33,164
Automobile Sequential	0	255,471	0	255,471
CMBS Other	0	15,452	0	15,452
Credit Card Bullet	0	64,247	0	64,247
Credit Card Other	0	50,037	0	50,037
Other ABS	0	578,276	0	578,276
Sovereign Issues	0	16,799	0	16,799
Short-Term Instruments
Commercial Paper	0	120,802	0	120,802
Repurchase Agreements	0	330,456	0	330,456
U.S. Treasury Bills	0	19,673	0	19,673

Total Investments	$0	$5,397,610	$8,410	$5,406,020

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,703	0	2,703
Over the counter	0	4,585	0	4,585

$0	$7,288	$0	$7,288

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2025 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(4,600)	0	(4,677)
Over the counter	0	(19,661)	0	(19,661)

	$(77)	$(24,261)	$0	$(24,338)

Total Financial Derivative Instruments	$(77)	$(16,973)	$0	$(17,050)

Totals	$(77)	$5,380,637	$8,410	$5,388,970

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.1% ¤
CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 6.1%
Allstate Corp. 0.750% due 12/15/2025	$1,000	$983
American Express Co. 5.009% due 11/04/2026 ~	1,200	1,203
American Honda Finance Corp.
4.845% due 10/10/2025 ~	25,504	25,521
4.950% due 01/09/2026	600	601
4.968% due 08/14/2025 ~	1,400	1,401
5.133% due 10/03/2025 ~	1,123	1,125
American Tower Corp. 4.400% due 02/15/2026	264	264
Asian Development Bank 5.396% due 06/16/2026 ~	10,300	10,380
Athene Global Funding
5.411% due 08/27/2026 ~	11,900	11,949
5.620% due 05/08/2026	200	202
5.684% due 02/23/2026	12,500	12,588
Australia & New Zealand Banking Group Ltd.
4.973% due 03/18/2026 ~	1,265	1,267
4.984% due 10/03/2025 ~	9,400	9,410
5.094% due 07/03/2025 ~	4,900	4,900
Bank of America Corp. 5.080% due 01/20/2027 •	19,200	19,253
Bank of America NA 5.150% due 08/18/2025 ~	21,200	21,214
Bank of Montreal
5.362% due 09/25/2025 ~	3,600	3,606
5.920% due 09/25/2025	4,000	4,013
Bank of Nova Scotia 4.932% due 03/02/2026 ~	1,000	1,001
Banque Federative du Credit Mutuel SA
4.935% due 01/26/2026	3,775	3,785
5.482% due 01/23/2027 ~	225	226
Barclays PLC
4.375% due 01/12/2026	10,700	10,693
5.304% due 08/09/2026 •	11,200	11,203
5.829% due 05/09/2027 •	21,000	21,217
Canadian Imperial Bank of Commerce 1.250% due 06/22/2026	700	680
Caterpillar Financial Services Corp. 4.841% due 02/27/2026 •	2,213	2,216
Citibank NA
4.948% due 04/30/2026 ~	2,100	2,103
5.069% due 08/06/2026 ~	8,200	8,221
5.219% due 09/29/2025 ~	2,000	2,002
Citigroup Global Markets Holdings, Inc. 4.870% due 01/20/2026 ~	8,100	8,093
Citigroup, Inc.
1.122% due 01/28/2027 •	20,500	20,098
5.610% due 09/29/2026 •	15,878	15,914
Commonwealth Bank of Australia
4.743% due 07/07/2025 ~	750	750
4.928% due 06/15/2026 ~	3,800	3,809
5.035% due 09/12/2025 ~	500	500
Cooperatieve Rabobank UA
5.048% due 07/18/2025 ~	5,000	5,001
5.055% due 01/09/2026 ~	28,900	28,958
Corebridge Global Funding 0.900% due 09/22/2025	1,600	1,586
Crown Castle, Inc. 4.450% due 02/15/2026	1,500	1,498
DBS Group Holdings Ltd. 5.009% due 09/12/2025 ~	63,000	63,025
Deutsche Bank AG 6.119% due 07/14/2026 •	3,200	3,201
DNB Bank ASA 5.896% due 10/09/2026 •	1,000	1,004
European Bank for Reconstruction & Development 4.535% due 04/14/2026 ~	30,000	29,992
Ford Motor Credit Co. LLC 4.134% due 08/04/2025	3,128	3,125

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2025 (Unaudited)

GA Global Funding Trust 1.625% due 01/15/2026	900	885
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	2,000	1,957
5.182% due 12/09/2026 •	4,545	4,552
5.798% due 08/10/2026 •	9,962	9,976
Guardian Life Global Funding 0.875% due 12/10/2025	100	98
HSBC Holdings PLC
4.292% due 09/12/2026 •	9,400	9,391
5.966% (US0003M + 1.380%) due 09/12/2026 ~	3,200	3,209
ING Groep NV 1.400% due 07/01/2026 •	4,000	4,000
Jackson National Life Global Funding 5.500% due 01/09/2026	400	402
John Deere Capital Corp.
4.828% due 10/22/2025 •	2,275	2,277
4.841% due 07/03/2025 ~	1,494	1,494
4.955% due 03/03/2026 ~	2,400	2,405
JPMorgan Chase & Co. 3.960% due 01/29/2027 •	34,600	34,513
Kreditanstalt fuer Wiederaufbau 5.354% due 10/30/2026 ~	6,000	6,064
Landeskreditbank Baden-Wuerttemberg Foerderbank 5.360% due 05/08/2026 ~	17,000	17,111
Mitsubishi UFJ Financial Group, Inc. 1.412% due 07/17/2025	12,900	12,882
Morgan Stanley 5.050% due 01/28/2027 •	11,600	11,637
National Australia Bank Ltd. 4.909% due 01/29/2026 ~	450	451
Nationwide Building Society
3.900% due 07/21/2025	3,050	3,049
4.000% due 09/14/2026	400	397
NatWest Group PLC
4.800% due 04/05/2026	2,750	2,757
7.472% due 11/10/2026 •	7,700	7,777
New York Life Global Funding
4.872% due 06/09/2026 ~	2,560	2,564
4.927% due 01/16/2026 •	9,000	9,018
Nomura Holdings, Inc. 1.851% due 07/16/2025	2,775	2,772
Pacific Life Global Funding 5.014% due 03/27/2026 •	2,755	2,760
Principal Life Global Funding 5.282% due 08/28/2025 •	791	792
Protective Life Global Funding 4.850% due 07/22/2026 ~	21,500	21,526
Public Storage Operating Co. 4.954% due 07/25/2025 ~	10,998	11,001
Royal Bank of Canada
4.874% (SOFRRATE + 0.525%) due 01/20/2026 ~	10,100	10,111
4.875% due 01/12/2026	4,290	4,299
4.925% due 04/27/2026 ~	600	601
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •	5,500	5,545
Sumitomo Mitsui Financial Group, Inc.
5.646% due 07/13/2026 ~	500	505
5.776% due 01/13/2026 ~	1,499	1,508
Toronto-Dominion Bank
1.200% due 06/03/2026	3,600	3,499
4.825% due 10/10/2025 ~	6,485	6,490
Toyota Motor Credit Corp. 4.795% due 04/10/2026 ~	19,000	19,023
UBS Group AG
1.305% due 02/02/2027 •	3,600	3,533
5.711% due 01/12/2027 •	7,575	7,621
Wells Fargo Bank NA 5.055% due 01/15/2026 ~	9,600	9,620
Westpac Banking Corp. 5.096% due 11/17/2025 ~	3,300	3,304
Weyerhaeuser Co. 4.750% due 05/15/2026	10,050	10,072

		653,229

INDUSTRIALS 2.0%
Altria Group, Inc. 4.400% due 02/14/2026	6,500	6,496
BAT International Finance PLC 1.668% due 03/25/2026	47,198	46,227
Bayer U.S. Finance LLC 4.250% due 12/15/2025	1,650	1,646
BMW U.S. Capital LLC 4.982% due 08/11/2025 ~	1,500	1,501

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2025 (Unaudited)

Cigna Group 1.250% due 03/15/2026	600	587
Conagra Brands, Inc. 4.600% due 11/01/2025	300	300
Dell International LLC 6.020% due 06/15/2026	2,100	2,120
Devon Energy Corp. 5.850% due 12/15/2025	1,380	1,384
Energy Transfer LP 4.750% due 01/15/2026	671	671
Expedia Group, Inc. 5.000% due 02/15/2026	166	166
Glencore Funding LLC 1.625% due 09/01/2025	144	143
Global Payments, Inc. 1.200% due 03/01/2026	11,600	11,329
HCA, Inc.
5.875% due 02/15/2026	10,401	10,413
7.580% due 09/15/2025	4,670	4,693
Home Depot, Inc. 4.735% due 12/24/2025 ~	300	300
Hyundai Capital America 6.000% due 07/11/2025	200	200
Imperial Brands Finance PLC 4.250% due 07/21/2025	13	13
Keurig Dr. Pepper, Inc. 3.400% due 11/15/2025	1,111	1,106
Magna International, Inc. 4.150% due 10/01/2025	843	841
Marvell Technology, Inc. 1.650% due 04/15/2026	1,700	1,662
Mercedes-Benz Finance North America LLC 4.926% due 08/01/2025 ~	1,424	1,424
Molson Coors Beverage Co. 3.000% due 07/15/2026	1,700	1,675
MPLX LP 1.750% due 03/01/2026	9,800	9,612
NTT Finance Corp.
1.162% due 04/03/2026	3,295	3,215
4.239% due 07/25/2025	4,000	3,999
Oracle Corp. 1.650% due 03/25/2026	62,200	60,938
PepsiCo, Inc. 4.766% due 02/13/2026 ~	200	200
Philip Morris International, Inc. 4.875% due 02/13/2026	2,500	2,506
Rogers Communications, Inc. 3.625% due 12/15/2025	5,882	5,856
RTX Corp. 5.000% due 02/27/2026	400	401
Starbucks Corp. 2.450% due 06/15/2026	700	687
T-Mobile USA, Inc.
2.250% due 02/15/2026	3,500	3,448
2.625% due 04/15/2026	3,000	2,955
Take-Two Interactive Software, Inc. 5.000% due 03/28/2026	3,504	3,513
UnitedHealth Group, Inc. 4.845% due 07/15/2026 ~	4,700	4,701
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	500	493
4.625% due 11/13/2025	400	400
5.236% due 03/20/2026 ~	2,000	2,001
5.800% due 09/12/2025	2,000	2,003
Zimmer Biomet Holdings, Inc. 3.050% due 01/15/2026	17,100	16,970

		218,795

UTILITIES 0.8%
Dominion Energy, Inc. 3.900% due 10/01/2025	400	399
Electricite de France SA 3.625% due 10/13/2025	2,000	1,992
Georgia Power Co. 4.679% due 09/15/2026 ~	6,700	6,692
National Rural Utilities Cooperative Finance Corp. 4.787% due 12/03/2025 ~	1,084	1,085
NextEra Energy Capital Holdings, Inc.
5.116% due 01/29/2026 ~	4,200	4,210
5.749% due 09/01/2025	4,963	4,970
Pacific Gas & Electric Co.
2.950% due 03/01/2026	9,500	9,376
3.150% due 01/01/2026	31,594	31,296
3.450% due 07/01/2025	2,945	2,945

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2025 (Unaudited)

Pinnacle West Capital Corp. 5.214% due 06/10/2026 ~	400	401
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	3,700	3,682
Southern California Edison Co. 3.700% due 08/01/2025	1,800	1,798
Southwestern Electric Power Co. 1.650% due 03/15/2026	13,900	13,631
WEC Energy Group, Inc. 4.750% due 01/09/2026	1,600	1,601

		84,078

Total Corporate Bonds & Notes (Cost $955,338)		956,102

U.S. GOVERNMENT AGENCIES 0.1%
Federal Farm Credit Bank 4.545% due 09/25/2025 •	11,500	11,505

Total U.S. Government Agencies (Cost $11,502)		11,505

ASSET-BACKED SECURITIES 0.2%
AUTOMOBILE SEQUENTIAL 0.2%
Enterprise Fleet Financing LLC
4.536% due 02/20/2026	716	716
4.555% due 05/20/2026	18,772	18,778
LAD Auto Receivables Trust 4.511% due 02/17/2026	378	378
Toyota Lease Owner Trust 4.457% due 03/20/2026	2,900	2,900

Total Asset-Backed Securities (Cost $22,766)		22,772

SOVEREIGN ISSUES 0.2%
CPPIB Capital, Inc. 4.852% due 07/27/2026 ~	2,900	2,910
Kommunalbanken AS 5.397% due 06/17/2026 ~	4,150	4,177
Kommunekredit 5.396% due 09/16/2025 ~	10,000	10,017

Total Sovereign Issues (Cost $17,104)		17,104

SHORT-TERM INSTRUMENTS 101.7%
CERTIFICATES OF DEPOSIT 0.1%
Bank of America NA 4.530% due 08/05/2025	7,600	7,600
MUFG Bank Ltd. 4.650% due 12/03/2025 ~	400	400
Sumitomo Mitsui Banking Corp. 4.650% due 12/05/2025 ~	6,500	6,502

		14,502

COMMERCIAL PAPER 0.7%
Alimentation Couche-Tard, Inc.
4.630% due 07/09/2025	500	499
4.670% due 07/02/2025	500	500
4.670% due 07/08/2025	1,900	1,898
Amrize Finance U.S. LLC 4.670% due 07/16/2025	3,100	3,094
Broadcom, Inc. 4.730% due 07/10/2025	3,700	3,695
Crown Castle, Inc. 5.030% due 07/22/2025	7,500	7,477
Harley-Davidson Financial Services, Inc. 5.100% due 07/21/2025	1,000	997
HCA, Inc.
4.950% due 07/23/2025	1,400	1,396
5.000% due 08/22/2025	15,100	14,991
Marriott International, Inc. 4.590% due 08/18/2025	1,200	1,193
PPL Electric Utilities Corp. 4.570% due 07/17/2025	2,500	2,495
Reckitt Benckiser Treasury Services PLC 4.630% due 08/07/2025	2,700	2,687
RTX Corp.
4.620% due 07/16/2025	4,800	4,790
4.630% due 07/16/2025	14,900	14,869
Volkswagen Group of America Finance LLC 4.670% due 07/02/2025	14,900	14,896

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2025 (Unaudited)

VW Credit, Inc. 4.720% due 07/09/2025	900	899

		76,376

REPURCHASE AGREEMENTS (c) 100.7%		10,819,321

SHORT-TERM NOTES 0.1%
ARI Fleet Lease Trust 4.559% due 05/15/2026	8,779	8,783

U.S. TREASURY BILLS 0.1%
4.336% due 09/16/2025 (a)(b)	14,800	14,666

Total Short-Term Instruments (Cost $10,933,650)		10,933,648

Total Investments in Securities (Cost $11,940,360)		11,941,131

Total Investments 111.1% (Cost $11,940,360)		$11,941,131
Other Assets and Liabilities, net (11.1)%		(1,197,674)

Net Assets 100.0%		$10,743,457

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	4.470%	07/01/2025	07/02/2025	$600,000	U.S. Treasury Bonds 4.750% due 11/15/2053	$(615,357)	$600,000	$600,000
	4.480	06/30/2025	07/01/2025	600,000	U.S. Treasury Bonds 4.750% due 11/15/2053	(615,987)	600,000	600,075
BOS	4.360	06/11/2025	07/07/2025	200,000	U.S. Treasury Notes 4.625% due 06/15/2027	(200,985)	200,000	200,484
	4.360	06/17/2025	07/15/2025	263,000	U.S. Treasury Notes 3.875% due 03/31/2027	(269,722)	263,000	263,446
	4.360	06/20/2025	07/16/2025	600,000	U.S. Treasury Notes 1.500% - 3.750% due 01/31/2027 - 05/15/2028	(616,069)	600,000	600,799
	4.370	06/24/2025	07/02/2025	400,000	U.S. Treasury Notes 1.000% due 07/31/2028	(409,972)	400,000	400,340
	4.370	06/24/2025	07/03/2025	100,000	U.S. Treasury Notes 4.250% due 06/30/2029	(100,514)	100,000	100,085
	4.370	06/25/2025	07/03/2025	200,000	U.S. Treasury Notes 2.750% - 3.750% due 07/31/2027 - 04/15/2028	(204,556)	200,000	200,146
	4.370	06/25/2025	07/07/2025	100,000	U.S. Treasury Notes 3.750% due 04/15/2028	(102,337)	100,000	100,073
	4.370	06/16/2025	07/08/2025	371,000	U.S. Treasury Notes 4.125% due 01/31/2027	(380,564)	371,000	371,675
	4.370	06/16/2025	07/09/2025	371,000	U.S. Treasury Notes 0.625% - 3.875% due 11/30/2027 - 05/15/2030	(381,732)	371,000	371,676
	4.370	06/16/2025	07/11/2025	371,000	U.S. Treasury Notes 1.125% - 2.750% due 10/31/2026 - 04/30/2027	(380,033)	371,000	371,675
	4.370	06/17/2025	07/15/2025	526,000	U.S. Treasury Notes 3.750% - 4.000% due 04/15/2028 - 07/31/2029	(542,161)	526,000	526,894
	4.370	06/27/2025	07/18/2025	100,000	U.S. Treasury Notes 1.500% due 01/31/2027	(102,074)	100,000	100,049
	4.370	06/27/2025	07/24/2025	200,000	U.S. Treasury Notes 4.000% due 02/28/2030	(204,156)	200,000	200,097
	4.380	06/20/2025	07/02/2025	700,000	U.S. Treasury Notes 1.875% due 02/28/2027	(717,978)	700,000	700,937
	4.380	06/16/2025	07/07/2025	495,000	U.S. Treasury Notes 1.125% due 10/31/2026	(506,874)	495,000	495,903
	4.380	06/26/2025	07/14/2025	700,000	U.S. Treasury Notes 0.625% - 3.750% due 08/15/2027 - 05/15/2030	(716,279)	700,000	700,426
	4.380	06/30/2025	08/15/2025	500,000	U.S. Treasury Notes 1.375% - 4.250% due 11/30/2026 - 10/31/2028	(510,806)	500,000	500,061
	4.380	06/30/2025	08/18/2025	300,000	U.S. Treasury Notes 2.750% due 05/31/2029	(306,516)	300,000	300,036
	4.390	06/26/2025	07/07/2025	400,000	U.S. Treasury Notes 0.625% - 3.750% due 08/15/2027 - 05/15/2030	(409,728)	400,000	400,244
	4.390	07/01/2025	07/07/2025	300,000	U.S. Treasury Notes 3.625% due 05/31/2028	(306,074)	300,000	300,000
	4.390	06/26/2025	07/08/2025	250,000	U.S. Treasury Notes 3.750% due 05/15/2028	(255,764)	250,000	250,152
	4.390	06/27/2025	07/10/2025	200,000	U.S. Treasury Notes 1.500% due 01/31/2027	(204,149)	200,000	200,098
	4.390	06/27/2025	07/11/2025	200,000	U.S. Treasury Notes 1.500% due 01/31/2027	(204,149)	200,000	200,098
	4.410	07/01/2025	07/03/2025	300,000	U.S. Treasury Notes 1.250% due 04/30/2028	(306,347)	300,000	300,000
	4.420	06/26/2025	07/02/2025	200,000	U.S. Treasury Notes 1.500% due 08/15/2026	(204,215)	200,000	200,123
	4.430	06/27/2025	07/03/2025	200,000	U.S. Treasury Notes 1.375% due 10/31/2028	(204,347)	200,000	200,098
DEU	4.440	06/30/2025	07/01/2025	500	U.S. Treasury Bonds 4.625% due 05/15/2054	(512)	500	500
FICC STR	4.400	06/30/2025	07/01/2025	320,300	U.S. Treasury Notes 0.000% due 06/30/2027	(326,706)	320,300	320,339
JPS	4.400	07/30/2024	TBD(2)	501,521	U.S. Treasury Bonds 2.000% - 3.875% due 08/15/2040 - 08/15/2051	(490,901)	501,521	523,264
MSR	4.420	06/30/2025	07/01/2025	250,000	U.S. Treasury Notes 4.625% due 06/15/2027	(255,463)	250,000	250,031

Total Repurchase Agreements						$(11,053,027)	$10,819,321	$10,849,824

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
	Cash of $22,906 has been pledged as collateral under the terms of master agreements as of June 30, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$653,229	$0	$653,229
Industrials	0	218,795	0	218,795
Utilities	0	84,078	0	84,078
U.S. Government Agencies	0	11,505	0	11,505
Asset-Backed Securities
Automobile Sequential	0	22,772	0	22,772
Sovereign Issues	0	17,104	0	17,104
Short-Term Instruments
Certificates of Deposit	0	14,502	0	14,502
Commercial Paper	0	76,376	0	76,376
Repurchase Agreements	0	10,819,321	0	10,819,321
Short-Term Notes	0	8,783	0	8,783
U.S. Treasury Bills	0	14,666	0	14,666

Total Investments	$0	$11,941,131	$0	$11,941,131

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.3% ¤
CORPORATE BONDS & NOTES 6.5%
BANKING & FINANCE 4.5%
Allstate Corp. 0.750% due 12/15/2025		$1,020	$1,003
American Express Co. 5.009% due 11/04/2026 ~		3,100	3,106
American Honda Finance Corp.
4.845% due 10/10/2025 ~		19,869	19,882
4.845% due 01/12/2026 •		1,300	1,300
4.968% due 08/14/2025 ~		20,703	20,712
5.055% due 01/09/2026 ~		2,118	2,121
5.133% due 10/03/2025 ~		4,760	4,767
5.265% due 01/12/2026 ~		1,855	1,861
American Tower Corp.
1.300% due 09/15/2025		1,904	1,891
4.400% due 02/15/2026		717	716
Asian Development Bank 5.396% due 06/16/2026 ~		17,400	17,535
Athene Global Funding
1.450% due 01/08/2026		1,700	1,673
5.097% due 07/16/2026 •		3,050	3,055
5.411% due 08/27/2026 ~		32,000	32,133
5.620% due 05/08/2026		1,954	1,972
5.684% due 02/23/2026		25,201	25,379
Australia & New Zealand Banking Group Ltd. 5.094% due 07/03/2025 ~		2,940	2,940
Bank of America Corp.
1.658% due 03/11/2027 •		1,350	1,325
4.827% due 07/22/2026 •		4,966	4,966
5.080% due 01/20/2027 •		67,841	68,029
Bank of America NA
5.150% due 08/18/2025 ~		23,100	23,115
5.390% due 08/18/2026 ~		500	503
Bank of Montreal
5.362% due 09/25/2025 ~		5,780	5,789
5.920% due 09/25/2025		12,670	12,711
Bank of Nova Scotia
4.796% due 10/27/2025 ~	AUD	12,800	8,438
4.932% due 03/02/2026 ~		$1,000	1,001
Barclays PLC
4.375% due 01/12/2026		24,299	24,284
5.304% due 08/09/2026 •		27,723	27,731
5.829% due 05/09/2027 •		66,457	67,145
Canadian Imperial Bank of Commerce 1.250% due 06/22/2026		800	777
Capital One NA 4.250% due 03/13/2026		1,650	1,647
Caterpillar Financial Services Corp.
4.841% due 02/27/2026 •		1,744	1,747
5.037% due 10/16/2026 •		825	829
Citibank NA
4.948% due 04/30/2026 ~		6,825	6,835
5.069% due 08/06/2026 ~		33,500	33,585
5.219% due 09/29/2025 ~		4,222	4,226
5.449% due 12/04/2026 ~		500	504
Citigroup Global Markets Holdings, Inc. 4.870% due 01/20/2026 ~		45,100	45,060
Citigroup, Inc.
1.122% due 01/28/2027 •		45,478	44,587
5.610% due 09/29/2026 •		7,070	7,086
Commonwealth Bank of Australia
4.743% due 07/07/2025 ~		5,130	5,130
4.928% due 06/15/2026 ~		6,200	6,215
Cooperatieve Rabobank UA
4.375% due 08/04/2025		4,162	4,160
5.048% due 07/18/2025 ~		20,610	20,615
5.055% due 01/09/2026 ~		49,800	49,900
5.500% due 07/18/2025		2,500	2,501
Corebridge Global Funding 0.900% due 09/22/2025		2,800	2,776
Crown Castle, Inc. 4.450% due 02/15/2026		4,820	4,815

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2025 (Unaudited)

DBS Group Holdings Ltd. 5.009% due 09/12/2025 ~		102,700	102,739
Deutsche Bank AG 6.119% due 07/14/2026 •		7,800	7,803
DNB Bank ASA 5.896% due 10/09/2026 •		2,450	2,459
European Bank for Reconstruction & Development 4.535% due 04/14/2026 ~		51,270	51,256
Ford Motor Credit Co. LLC 4.134% due 08/04/2025		9,600	9,590
GA Global Funding Trust 1.625% due 01/15/2026		2,420	2,379
Goldman Sachs Group, Inc.
1.093% due 12/09/2026 •		3,320	3,269
5.182% due 12/09/2026 •		1,696	1,699
5.427% due 08/10/2026 ~		8,152	8,160
5.798% due 08/10/2026 •		14,115	14,135
HSBC Holdings PLC
4.292% due 09/12/2026 •		32,003	31,972
5.966% (US0003M + 1.380%) due 09/12/2026 ~		3,700	3,710
ING Bank Australia Ltd. 4.695% due 12/08/2025 ~	AUD	44,100	29,108
Intesa Sanpaolo SpA 7.000% due 11/21/2025		$2,000	2,016
Jackson National Life Global Funding 5.500% due 01/09/2026		2,005	2,014
John Deere Capital Corp. 4.955% due 03/03/2026 ~		9,730	9,749
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		6,500	6,367
3.300% due 04/01/2026		110	109
3.960% due 01/29/2027 •		63,168	63,009
Kreditanstalt fuer Wiederaufbau 5.354% due 10/30/2026 ~		15,000	15,159
Landeskreditbank Baden-Wuerttemberg Foerderbank 5.360% due 05/08/2026 ~		34,800	35,027
Lloyds Bank PLC 4.250% due 08/28/2025	AUD	5,820	3,831
Lloyds Banking Group PLC 4.716% due 08/11/2026 •		$3,502	3,501
Mizuho Bank Ltd. 4.610% due 08/22/2025 ~	AUD	10,100	6,651
Morgan Stanley 5.050% due 01/28/2027 •		$51,683	51,846
MUFG Bank Ltd. 4.678% due 02/17/2026 ~	AUD	19,700	13,008
National Australia Bank Ltd.
4.909% due 01/29/2026 ~		$800	801
5.052% due 12/10/2025 ~		455	456
Nationwide Building Society 3.900% due 07/21/2025		1,797	1,796
NatWest Group PLC 7.472% due 11/10/2026 •		19,581	19,776
NatWest Markets PLC 5.055% due 08/12/2025	AUD	11,750	7,740
New York Life Global Funding 4.927% due 01/16/2026 •		$13,000	13,026
Nomura Holdings, Inc. 1.851% due 07/16/2025		1,970	1,968
Pacific Life Global Funding 5.009% due 06/04/2026 ~		700	702
Protective Life Global Funding 4.850% due 07/22/2026 ~		43,800	43,853
Public Storage Operating Co. 4.954% due 07/25/2025 ~		22,779	22,785
Royal Bank of Canada
4.874% (SOFRRATE + 0.525%) due 01/20/2026 ~		21,778	21,803
4.925% due 04/27/2026 ~		5,138	5,149
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		15,243	15,369
Shinhan Bank Co. Ltd. 4.484% due 09/29/2025 ~	AUD	4,500	2,965
Standard Chartered PLC 4.050% due 04/12/2026		$2,850	2,838
Sumitomo Mitsui Banking Corp.
4.644% due 02/20/2026 ~	AUD	88,470	58,415
4.929% due 11/07/2025 ~		20,200	13,332
Toronto-Dominion Bank
1.200% due 06/03/2026		$10,778	10,476
4.796% due 07/28/2025 ~	AUD	9,950	6,553
4.825% due 10/10/2025 ~		$6,900	6,905
5.022% due 12/17/2026 ~		6,011	6,021
Toyota Motor Credit Corp.
4.795% due 04/10/2026 ~		32,500	32,539
5.046% due 09/11/2025 •		398	398

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2025 (Unaudited)

UBS AG
1.200% due 07/30/2025	AUD	12,838	8,431
4.210% due 02/26/2026 ~		19,100	12,578
4.745% due 07/30/2025 ~		15,500	10,206
5.100% due 05/12/2026 ~		3,100	2,055
5.326% due 09/11/2025 ~		$3,182	3,187
UBS Group AG
1.364% due 01/30/2027 •		2,670	2,622
5.711% due 01/12/2027 •		1,300	1,308
6.373% due 07/15/2026 •		3,100	3,103
Wells Fargo Bank NA
5.055% due 01/15/2026 ~		7,270	7,285
5.159% due 08/01/2025 ~		250	250
Westpac Banking Corp.
4.909% due 01/29/2026 ~		1,035	1,036
5.096% due 11/17/2025 ~		6,292	6,300
Weyerhaeuser Co. 4.750% due 05/15/2026		13,021	13,049

			1,477,720

INDUSTRIALS 1.4%
Altria Group, Inc. 4.400% due 02/14/2026		15,692	15,681
BAE Systems Holdings, Inc. 3.850% due 12/15/2025		603	601
BAT International Finance PLC 1.668% due 03/25/2026		128,176	125,539
Bayer U.S. Finance LLC 4.250% due 12/15/2025		3,800	3,790
BMW U.S. Capital LLC
4.982% due 08/11/2025 ~		890	890
5.166% due 08/13/2026 ~		655	658
Bristol-Myers Squibb Co. 4.863% due 02/20/2026 ~		52	52
Canadian National Railway Co. 2.750% due 03/01/2026		3,518	3,479
Cigna Group 1.250% due 03/15/2026		1,786	1,748
Conagra Brands, Inc. 4.600% due 11/01/2025		577	576
Dell International LLC 6.020% due 06/15/2026		5,600	5,654
Devon Energy Corp. 5.850% due 12/15/2025		2,103	2,109
Energy Transfer LP 4.750% due 01/15/2026		7,764	7,765
Global Payments, Inc. 1.200% due 03/01/2026		13,700	13,380
Halliburton Co. 3.800% due 11/15/2025		541	539
HCA, Inc.
5.250% due 06/15/2026		700	701
5.875% due 02/15/2026		3,000	3,003
7.580% due 09/15/2025		4,100	4,120
Home Depot, Inc. 4.735% due 12/24/2025 ~		354	354
Hyundai Capital America 5.679% due 11/03/2025 ~		195	196
Marvell Technology, Inc. 1.650% due 04/15/2026		4,013	3,923
Microchip Technology, Inc. 4.250% due 09/01/2025		103	103
Molson Coors Beverage Co. 3.000% due 07/15/2026		4,811	4,741
MPLX LP 1.750% due 03/01/2026		20,610	20,215
NTT Finance Corp.
1.162% due 04/03/2026		2,891	2,821
4.239% due 07/25/2025		6,612	6,610
Oracle Corp. 1.650% due 03/25/2026		130,465	127,818
Penske Truck Leasing Co. LP 1.200% due 11/15/2025		1,250	1,234
PepsiCo, Inc. 4.766% due 02/13/2026 ~		500	500
Philip Morris International, Inc. 4.875% due 02/13/2026		5,800	5,814
Rogers Communications, Inc. 3.625% due 12/15/2025		5,145	5,123
RTX Corp. 5.000% due 02/27/2026		846	849
Starbucks Corp. 2.450% due 06/15/2026		1,800	1,767
T-Mobile USA, Inc.
2.250% due 02/15/2026		8,653	8,524

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2025 (Unaudited)

2.625% due 04/15/2026		7,254	7,146
Take-Two Interactive Software, Inc. 5.000% due 03/28/2026		5,100	5,113
The Campbell's Co. 5.300% due 03/20/2026		6,427	6,459
UnitedHealth Group, Inc. 4.845% due 07/15/2026 ~		10,125	10,127
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025		890	878
4.625% due 11/13/2025		700	699
5.236% due 03/20/2026 ~		2,000	2,000
5.800% due 09/12/2025		5,000	5,007
Zimmer Biomet Holdings, Inc. 3.050% due 01/15/2026		37,677	37,390

			455,696

UTILITIES 0.6%
American Electric Power Co., Inc. 5.699% due 08/15/2025		1,270	1,271
Dominion Energy, Inc. 3.900% due 10/01/2025		632	631
Duke Energy Corp. 0.900% due 09/15/2025		679	673
Georgia Power Co. 4.679% due 09/15/2026 ~		13,075	13,059
NBN Co. Ltd. 1.000% due 12/03/2025	AUD	10,000	6,500
NextEra Energy Capital Holdings, Inc.
5.116% due 01/29/2026 ~		$9,464	9,487
5.749% due 09/01/2025		10,375	10,391
Pacific Gas & Electric Co.
2.950% due 03/01/2026		18,452	18,212
3.150% due 01/01/2026		91,697	90,832
5.339% due 09/04/2025 ~		6,879	6,879
Pinnacle West Capital Corp. 5.214% due 06/10/2026 ~		1,034	1,036
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025		6,385	6,354
Southern California Edison Co. 3.700% due 08/01/2025		600	599
Southwestern Electric Power Co. 1.650% due 03/15/2026		29,194	28,628
WEC Energy Group, Inc. 4.750% due 01/09/2026		4,350	4,352

			198,904

Total Corporate Bonds & Notes (Cost $2,123,453)			2,132,320

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank 0.000% due 07/01/2025 - 09/12/2025 (b)		1,400	1,396

Total U.S. Government Agencies (Cost $1,396)			1,396

U.S. TREASURY OBLIGATIONS 10.2%
U.S. Treasury Notes
0.750% due 05/31/2026		200,000	194,127
0.750% due 08/31/2026		500,000	481,973
0.875% due 09/30/2026		350,000	337,203
2.375% due 04/30/2026		200,000	197,227
3.500% due 09/30/2026		300,000	298,500
3.750% due 08/31/2026		250,000	249,443
4.125% due 01/31/2027		350,000	351,654
4.125% due 02/28/2027		200,000	201,070
4.250% due 11/30/2026		250,000	251,328
4.250% due 12/31/2026		300,000	301,793
4.375% due 07/31/2026		350,000	351,456
4.500% due 07/15/2026		150,000	150,805

Total U.S. Treasury Obligations (Cost $3,359,635)			3,366,579

ASSET-BACKED SECURITIES 0.1%
AUTOMOBILE SEQUENTIAL 0.1%
Enterprise Fleet Financing LLC
4.536% due 02/20/2026		1,390	1,390
4.555% due 05/20/2026		12,947	12,950
LAD Auto Receivables Trust 4.511% due 02/17/2026		757	757
Toyota Lease Owner Trust 4.457% due 03/20/2026		6,571	6,571

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2025 (Unaudited)

Total Asset-Backed Securities (Cost $21,664)		21,668

SOVEREIGN ISSUES 0.0%
CPPIB Capital, Inc. 4.852% due 07/27/2026 ~	4,000	4,014
Kommunalbanken AS 5.397% due 06/17/2026 ~	3,200	3,220

Total Sovereign Issues (Cost $7,231)		7,234

SHORT-TERM INSTRUMENTS 91.5%
CERTIFICATES OF DEPOSIT 0.2%
Bank of America NA 4.530% due 08/05/2025	20,100	20,101
MUFG Bank Ltd. 4.640% due 12/03/2025 ~	26,600	26,604
Sumitomo Mitsui Banking Corp. 4.640% due 12/05/2025 ~	15,400	15,404

		62,109

COMMERCIAL PAPER 0.6%
Alimentation Couche-Tard, Inc.
4.630% due 07/09/2025	1,300	1,299
4.670% due 07/02/2025	900	900
4.670% due 07/08/2025	5,700	5,694
Amrize Finance U.S. LLC 4.670% due 07/16/2025	8,500	8,483
Broadcom, Inc. 4.730% due 07/10/2025	14,700	14,681
Conagra Brands, Inc. 4.650% due 07/01/2025	700	700
Crown Castle, Inc. 5.030% due 07/22/2025	20,150	20,088
Harley-Davidson Financial Services, Inc. 5.100% due 07/21/2025	2,500	2,493
HCA, Inc.
4.950% due 07/23/2025	4,000	3,987
5.000% due 08/22/2025	40,800	40,505
Marriott International, Inc. 4.590% due 08/18/2025	3,400	3,379
PPL Electric Utilities Corp. 4.570% due 07/17/2025	6,700	6,685
RTX Corp.
4.620% due 07/16/2025	13,000	12,973
4.630% due 07/16/2025	40,400	40,317
Volkswagen Group of America Finance LLC 4.670% due 07/02/2025	40,200	40,190
VW Credit, Inc. 4.720% due 07/09/2025	2,400	2,397

		204,771

REPURCHASE AGREEMENTS (c) 90.5%		29,839,554

SHORT-TERM NOTES 0.1%
ARI Fleet Lease Trust 4.559% due 05/15/2026	21,908	21,918

U.S. TREASURY BILLS 0.1%
4.328% due 07/01/2025 - 09/16/2025 (a)(b)(e)	45,069	44,761

Total Short-Term Instruments (Cost $30,146,906)		30,173,113

Total Investments in Securities (Cost $35,660,285)		35,702,310

Total Investments 108.3% (Cost $35,660,285)		$35,702,310
Financial Derivative Instruments (d) (0.1)%(Cost or Premiums, net $0)		(18,767)
Other Assets and Liabilities, net (8.2)%		(2,728,745)

Net Assets 100.0%		$32,954,798

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	4.470%	07/01/2025	07/02/2025		$1,900,000	U.S. Treasury Bonds 4.750% due 11/15/2053	$(974,316)	$1,900,000	$1,900,000
BOM	2.730	06/20/2025	07/07/2025	CAD	1,200,000	Province of Ontario 1.900% - 4.600% due 12/02/2051 - 12/02/2055	(675,565)	881,219	881,940
						Province of Quebec 4.000% - 4.400% due 12/01/2055 - 02/15/2063	(240,471)
BOS	4.360	06/11/2025	07/07/2025		$500,000	U.S. Treasury Notes 4.250% due 06/30/2029	(506,317)	500,000	501,211
	4.360	06/17/2025	07/15/2025		737,000	U.S. Treasury Notes 3.875% - 4.125% due 01/31/2027 - 03/31/2027	(755,969)	737,000	738,250
	4.360	06/20/2025	07/16/2025		1,100,000	U.S. Treasury Notes 1.500% due 01/31/2027	(1,127,263)	1,100,000	1,101,465
	4.370	06/24/2025	07/02/2025		400,000	U.S. Treasury Notes 1.000% due 07/31/2028	(409,972)	400,000	400,340
	4.370	06/24/2025	07/03/2025		150,000	U.S. Treasury Notes 4.250% due 06/30/2029	(150,771)	150,000	150,127
	4.370	06/25/2025	07/03/2025		600,000	U.S. Treasury Notes 3.750% due 04/15/2028	(614,020)	600,000	600,437
	4.370	06/25/2025	07/07/2025		100,000	U.S. Treasury Notes 3.750% due 04/15/2028	(102,337)	100,000	100,073
	4.370	06/16/2025	07/08/2025		1,129,000	U.S. Treasury Notes 1.000% - 4.250% due 01/15/2028 - 07/31/2028	(1,159,283)	1,129,000	1,131,056
	4.370	06/16/2025	07/09/2025		1,129,000	U.S. Treasury Notes 0.625% - 4.250% due 01/31/2027 - 05/15/2030	(1,154,390)	1,129,000	1,131,056
	4.370	06/16/2025	07/11/2025		1,129,000	U.S. Treasury Notes 2.750% due 04/30/2027	(1,157,803)	1,129,000	1,131,056
	4.370	06/17/2025	07/15/2025		1,474,000	U.S. Treasury Notes 3.750% - 4.250% due 02/29/2028 - 05/31/2030	(1,519,157)	1,474,000	1,476,505
	4.370	06/27/2025	07/18/2025		100,000	U.S. Treasury Notes 1.500% due 01/31/2027	(102,075)	100,000	100,048
	4.370	06/27/2025	07/24/2025		400,000	U.S. Treasury Notes 4.000% due 02/28/2030	(408,311)	400,000	400,194
	4.380	06/20/2025	07/02/2025		1,300,000	U.S. Treasury Notes 1.875% - 4.250% due 11/30/2026 - 05/15/2028	(1,335,832)	1,300,000	1,301,740
	4.380	06/16/2025	07/07/2025		1,505,000	U.S. Treasury Notes 0.375% - 1.875% due 09/30/2026 - 07/31/2027	(1,542,965)	1,505,000	1,507,747
	4.380	06/26/2025	07/14/2025		1,300,000	U.S. Treasury Notes 0.625% - 4.375% due 05/31/2027 - 05/15/2030	(1,330,011)	1,300,000	1,300,791
	4.380	06/30/2025	08/15/2025		1,000,000	U.S. Treasury Notes 1.250% - 4.250% due 11/30/2026 - 05/31/2028	(1,021,626)	1,000,000	1,000,122
	4.380	06/30/2025	08/18/2025		1,000,000	U.S. Treasury Notes 2.750% - 4.375% due 07/31/2026 - 05/31/2029	(1,021,370)	1,000,000	1,000,122
BOS	4.390	07/01/2025	07/07/2025		900,000	U.S. Treasury Notes 2.375% - 3.625% due 05/31/2028 - 03/31/2029	(918,209)	900,000	900,000
BOS	4.390	06/26/2025	07/07/2025		600,000	U.S. Treasury Notes 3.750% due 08/15/2027	(613,429)	600,000	600,366
	4.390	06/26/2025	07/08/2025		250,000	U.S. Treasury Notes 3.750% due 05/15/2028	(255,764)	250,000	250,152
	4.390	06/27/2025	07/10/2025		200,000	U.S. Treasury Notes 1.500% due 01/31/2027	(204,149)	200,000	200,097
	4.390	06/27/2025	07/11/2025		800,000	U.S. Treasury Notes 1.500% - 4.000% due 01/31/2027 - 02/28/2030	(816,725)	800,000	800,390
	4.410	07/01/2025	07/03/2025		900,000	U.S. Treasury Notes 0.625% - 4.000% due 02/28/2030 - 05/15/2030	(918,725)	900,000	900,000
	4.420	06/26/2025	07/02/2025		450,000	U.S. Treasury Notes 1.500% - 4.500% due 08/15/2026 - 02/15/2028	(460,249)	450,000	450,276
	4.430	06/27/2025	07/03/2025		800,000	U.S. Treasury Notes 1.375% - 4.250% due 02/15/2028 - 10/31/2028	(816,662)	800,000	800,394
	4.450	06/30/2025	07/01/2025		782,600	U.S. Treasury Notes 4.125% due 10/31/2029	(800,412)	782,600	782,697
BPS	4.430	06/30/2025	07/01/2025		251,000	U.S. Treasury Notes 4.125% due 10/31/2029	(256,713)	251,000	251,031
BSN	2.680	06/25/2025	07/08/2025	CAD	500,000	Government of Newfoundland and Labrador 3.150% due 06/02/2030	(30,066)	367,175	367,336
						Province of British Columbia 2.750% - 4.300% due 06/18/2035 - 06/18/2052	(75,425)
						Province of Manitoba 2.850% - 3.400% due 09/05/2046 - 09/05/2048	(53,127)
						Province of Nova Scotia 3.150% due 12/01/2051	(60,327)
						Province of Ontario 1.900% - 2.550% due 12/02/2051 - 12/02/2052	(37,815)
						Province of Quebec 4.250% due 12/01/2043	(30,213)

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2025 (Unaudited)

Province of Saskatchewan 2.350% - 4.200% due 06/02/2045 - 06/02/2060	(90,472)
BUS	2.700	06/18/2025	07/03/2025	800,000	Province of British Columbia 2.950% - 4.450% due 06/18/2042 - 12/18/2055	(344,327)	587,479	588,041
Province of New Brunswick 3.800% due 08/14/2045	(3,841)
Province of Ontario 2.650% - 4.600% due 06/02/2039 - 12/02/2050	(213,872)
Province of Quebec 5.000% due 12/01/2041	(30,477)
Province of Saskatchewan 3.300% due 06/02/2048	(19,154)
2.700	06/23/2025	07/07/2025	360,000	Province of Quebec 3.500% due 12/01/2048	(272,843)	264,366	264,522
BUS	2.700	06/24/2025	07/08/2025	50,000	Province of Quebec 2.850% due 12/01/2053	(37,911)	36,717	36,736
CEW	2.720	06/27/2025	07/11/2025	900,000	Province of Ontario 2.000% - 4.150% due 12/01/2036 - 12/02/2054	(406,975)	660,914	661,110
Province of Quebec 2.850% - 3.500% due 12/01/2045 - 12/01/2053	(277,350)
CEW	2.730	06/18/2025	07/03/2025	50,000	Province of Ontario 2.900% due 06/02/2049	(1,714)	36,717	36,752
Province of Quebec 4.400% due 12/01/2055	(36,639)
CEW	2.730	06/25/2025	07/03/2025	360,000	Province of Alberta 3.050% due 12/01/2048	(46,849)	264,366	264,484
Province of Manitoba 2.550% - 2.850% due 06/02/2026 - 09/05/2046	(85,216)
Province of Ontario 2.900% due 06/02/2028	(70,195)
Province of Quebec 4.200% due 12/01/2057	(24,121)
Province of Saskatchewan 3.900% due 06/02/2045	(44,534)
CIB	2.700	06/23/2025	07/08/2025	360,000	Province of Ontario 2.650% - 4.600% due 12/02/2050 - 12/02/2055	(82,243)	264,366	264,522
Province of Quebec 4.400% due 12/01/2055	(190,525)
CIB	2.730	06/24/2025	07/08/2025	330,000	Province of Alberta 3.050% due 12/01/2048	(8,115)	242,335	242,461
Province of Ontario 2.800% due 06/02/2048	(112,843)
Province of Quebec 3.500% due 12/01/2048	(126,692)
FICC STR	4.400	06/30/2025	07/01/2025	$919,800	U.S. Treasury Notes 3.750% due 06/30/2027	(938,196)	919,800	919,912
JPS	4.470	06/30/2025	07/01/2025	33,200	U.S. Treasury Notes 1.250% due 12/31/2026	(33,871)	33,200	33,204
MEI	2.680	06/24/2025	07/08/2025	CAD	350,000	Canada Government International Bond 1.250% - 4.000% due 08/01/2026 - 12/01/2033	(263,215)	257,022	257,153
MSR	4.420	06/30/2025	07/01/2025	$250,000	U.S. Treasury Notes 4.625% due 06/15/2027	(255,463)	250,000	250,031
RBC	2.680	06/24/2025	07/03/2025	CAD	500,000	Province of Quebec 5.000% due 12/01/2041	(377,654)	367,175	367,363
2.680	06/26/2025	07/03/2025	160,000	Province of British Columbia 4.450% due 12/18/2055	(123,048)	117,496	117,539
2.690	06/17/2025	07/03/2025	500,000	Province of Quebec 4.200% due 12/01/2057	(383,457)	367,175	367,552
2.710	06/13/2025	07/03/2025	1,000,000	Province of Ontario 3.450% due 06/02/2045	(715,301)	734,349	735,327
Province of Quebec 5.000% due 12/01/2041	(45,132)
TOR	2.710	06/20/2025	07/07/2025	390,000	Province of Alberta 1.650% due 06/01/2031	(7,556)	286,396	286,629
Province of British Columbia 2.200% - 4.300% due 06/18/2030 - 06/18/2048	(170,606)
Province of New Brunswick 2.550% - 5.500% due 08/14/2031 - 08/14/2045	(49,527)
Province of Nova Scotia 3.850% - 4.900% due 06/01/2035	(34,115)
Province of Saskatchewan 2.150% - 2.200% due 06/02/2030 - 06/02/2031	(33,961)
2.710	06/24/2025	07/07/2025	20,000	Province of Alberta 3.950% due 06/01/2035	(7,542)	14,687	14,695
Province of Saskatchewan 2.550% due 06/02/2026	(7,501)

Total Repurchase Agreements	$(29,630,887)	$29,839,554	$29,865,052

Cash of $91,059 has been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	$1,534	CAD	2,092	$2	$0
08/2025	CAD	2,089	$1,534	0	(2)
BPS	07/2025	1,091,156	793,823	0	(7,360)
08/2025	926	678	0	(3)
08/2025	$1,585	JPY	227,806	0	0
BRC	07/2025	AUD	284,087	$183,081	0	(3,834)
07/2025	CAD	18,626	13,572	0	(100)
07/2025	$1,570	JPY	225,758	0	(4)
08/2025	1,585	227,804	0	0
BSH	07/2025	4,938	DKK	32,427	180	0
CBK	07/2025	CAD	2,335,502	$1,707,222	0	(7,480)
07/2025	KRW	261,227	191	0	(3)
07/2025	$3,133	CAD	4,290	16	0
CIB	07/2025	CAD	10,432	$7,600	0	(57)
DUB	07/2025	DKK	24,405	3,832	0	(20)
08/2025	$3,832	DKK	24,346	20	0
FAR	07/2025	CAD	1,351,533	$995,092	2,981	0
07/2025	DKK	33,170	5,212	0	(23)
07/2025	JPY	1,421,890	9,900	47	(8)
07/2025	$185,736	AUD	284,087	1,179	0
07/2025	6,613	JPY	959,429	48	(8)
08/2025	AUD	284,087	$185,851	0	(1,182)
08/2025	JPY	739,585	5,100	0	(48)
08/2025	$5,212	DKK	33,089	23	0

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2025 (Unaudited)

08/2025	839	JPY	121,621	8	0
JPM	07/2025	CAD	1,401,269	$1,025,241	0	(3,648)
07/2025	KRW	20,565	15	0	0
07/2025	$8,217	CAD	11,239	33	0
07/2025	3,806	DKK	25,128	161	0
08/2025	32	JPY	4,572	0	0
MBC	07/2025	CAD	1,001,485	$736,582	1,429	0
07/2025	JPY	59,369	413	2	0
07/2025	$17,003	CAD	23,326	131	(12)
07/2025	1,680	JPY	241,476	0	(6)
08/2025	CAD	19,689	$14,347	0	(129)
08/2025	$1,334	JPY	191,697	0	0
MYI	07/2025	JPY	226,766	$1,565	0	(7)
07/2025	$9,525	CAD	13,067	66	0
07/2025	2,438	JPY	354,420	19	0
08/2025	JPY	248,707	$1,713	0	(18)
08/2025	$1,362	JPY	196,677	7	0
RBC	07/2025	CAD	6,390	$4,646	0	(44)
07/2025	$1,570	JPY	225,758	0	(4)
SCX	07/2025	CAD	517,777	$377,712	0	(2,462)
07/2025	JPY	166,759	1,155	0	(2)
07/2025	$1,589	JPY	228,539	0	(4)
08/2025	JPY	2,771	$19	0	0
08/2025	$1,155	JPY	166,145	2	0
SOG	07/2025	JPY	219,375	$1,520	0	(1)
07/2025	$13,082	CAD	17,844	16	0
07/2025	2,854	JPY	411,998	3	0
08/2025	JPY	410,486	$2,854	0	(3)
08/2025	$1,520	JPY	218,570	2	0
SSB	07/2025	CAD	16,236	$11,897	0	(21)
07/2025	JPY	1,000	7	0	0
08/2025	CAD	13,868	10,190	0	(7)
08/2025	$11,896	CAD	16,209	21	0
UAG	07/2025	CAD	161,013	$117,178	0	(1,016)
07/2025	JPY	19,159	132	0	(1)
07/2025	$831	JPY	120,229	3	0

Total Forward Foreign Currency Contracts	$6,399	$(27,517)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.370%	Maturity	07/03/2025	$350,000	$0	$(362)	$0	$(362)
Receive	U.S. Treasury Inflation Protected Securities	N/A	4.480%	Maturity	07/07/2025	350,000	0	(312)	0	(312)
Receive	U.S. Treasury Inflation Protected Securities	N/A	4.440%	Maturity	07/08/2025	650,000	0	(799)	0	(799)
Receive	U.S. Treasury Inflation Protected Securities	N/A	4.480%	Maturity	07/10/2025	450,000	0	(274)	0	(274)
Receive	U.S. Treasury Inflation Protected Securities	N/A	4.410%	Maturity	07/15/2025	550,000	0	(1,131)	0	(1,131)
Receive	U.S. Treasury Inflation Protected Securities	N/A	4.470%	Maturity	07/21/2025	500,000	0	0	0	0
Receive	U.S. Treasury Inflation Protected Securities	N/A	4.480%	Maturity	07/21/2025	550,000	0	5,229	5,583	(354)

Total Swap Agreements	$0	$2,351	$5,583	$(3,232)

(e)

Securities with an aggregate market value of $16,764 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,477,720	$0	$1,477,720
Industrials	0	455,696	0	455,696
Utilities	0	198,904	0	198,904
U.S. Government Agencies	0	1,396	0	1,396
U.S. Treasury Obligations	0	3,366,579	0	3,366,579
Asset-Backed Securities
Automobile Sequential	0	21,668	0	21,668
Sovereign Issues	0	7,234	0	7,234
Short-Term Instruments
Certificates of Deposit	0	62,109	0	62,109
Commercial Paper	0	204,771	0	204,771
Repurchase Agreements	0	29,839,554	0	29,839,554
Short-Term Notes	0	21,918	0	21,918
U.S. Treasury Bills	0	44,761	0	44,761

Total Investments	$0	$35,702,310	$0	$35,702,310

Financial Derivative Instruments - Assets
Over the counter	$0	$11,982	$0	$11,982

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(30,749)	$0	$(30,749)

Total Financial Derivative Instruments	$0	$(18,767)	$0	$(18,767)

Totals	$0	$35,683,543	$0	$35,683,543

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Short-Term Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.9% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(a)	$2,000	$1

Total Corporate Bonds & Notes (Cost $1,032)		1

U.S. GOVERNMENT AGENCIES 66.6%
Fannie Mae
4.060% due 03/01/2030	410	407
4.194% due 08/01/2032 •	2	2
4.282% due 07/01/2027 •	1	1
4.407% due 05/01/2036 •	12	12
4.437% due 05/01/2036 •	12	12
4.496% due 12/25/2036 •	28	27
4.556% due 03/25/2034 •	6	6
4.600% due 05/01/2036 •	6	5
4.720% due 01/25/2034 •	5	5
4.735% due 12/25/2042 ~	49	49
4.750% due 08/25/2042 ~	6	6
4.766% due 08/01/2026	370	372
4.770% due 05/25/2042 - 09/25/2042 •	84	84
4.816% due 05/18/2032 •	4	4
4.820% due 06/25/2029 - 12/25/2033 •	12	12
4.860% due 05/25/2036 •	4	4
4.866% due 10/18/2030 •	10	10
4.868% due 09/17/2027 •	3	3
4.870% due 10/25/2030 •	8	8
4.916% due 11/18/2030 •	4	4
4.920% due 08/25/2031 - 01/25/2033 •	8	9
4.970% due 12/25/2030 •	6	6
5.070% due 11/25/2031 •	10	10
5.120% due 04/25/2032 •	6	6
5.420% due 04/25/2032 •	5	5
5.622% due 06/01/2032 •	2	2
5.647% due 11/01/2027 - 01/01/2038 •	1	0
5.672% due 11/01/2040 •	1	1
5.697% due 07/01/2042 - 07/01/2044 •	102	102
5.700% due 10/01/2034 •	28	28
5.747% due 09/01/2041 •	7	7
5.875% due 02/01/2034 •	28	28
5.900% due 05/01/2030 •	9	9
5.938% due 05/01/2034 •	3	3
6.000% due 11/01/2036 •	112	113
6.000% due 02/25/2044 - 08/25/2044	13	13
6.009% due 12/01/2034 •	3	3
6.038% due 04/01/2033 - 09/01/2033 •	9	9
6.040% due 10/01/2032 •	5	5
6.041% due 04/01/2037 •	1	1
6.060% due 05/01/2035 •	26	26
6.105% due 05/01/2032 •	2	2
6.115% due 11/01/2033 •	27	27
6.125% due 09/01/2033 •	12	12
6.133% due 03/01/2030 •	16	16
6.140% due 11/01/2035 •	11	11
6.143% due 03/01/2034 •	167	168
6.184% due 09/01/2033 •	12	12
6.195% due 04/01/2034 •	15	15
6.206% due 02/01/2037 •	4	4
6.210% due 01/01/2035 •	11	12
6.213% due 11/01/2035 •	10	10
6.225% due 11/01/2034 •	21	22
6.240% due 05/01/2033 •	2	2
6.248% due 06/01/2035 •	13	13
6.249% due 02/01/2035 •	8	8
6.250% due 01/01/2033 •	1	1
6.250% due 05/25/2042	10	11
6.264% due 01/01/2035 •	1	1
6.272% due 01/01/2034 •	1	1
6.290% due 12/01/2032 •	2	2
6.292% due 04/01/2034 •	4	4
6.305% due 09/01/2034 •	17	17
6.307% due 12/01/2034 •	19	20

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

6.308% due 03/01/2033 •	48	50
6.325% due 11/01/2047 •	102	104
6.345% due 01/01/2035 •	4	4
6.350% due 07/01/2035 •	3	3
6.357% due 01/01/2033 - 02/01/2035 •	4	4
6.366% due 07/01/2034 •	32	32
6.370% due 02/01/2035 •	61	62
6.375% due 05/01/2032 - 12/01/2033 •	45	46
6.387% due 07/01/2035 •	2	2
6.395% due 07/01/2029 •	1	1
6.397% due 07/01/2034 - 11/01/2035 •	22	22
6.400% due 11/01/2032 •	1	1
6.425% due 03/01/2035 - 01/01/2036 •	30	31
6.429% due 02/01/2035 •	7	7
6.440% due 04/01/2033 •	4	4
6.454% due 02/01/2035 •	4	4
6.460% due 04/01/2035 •	4	4
6.463% due 07/01/2037 •	25	25
6.467% due 01/01/2035 - 12/01/2036 •	9	9
6.500% due 11/01/2026 - 06/01/2034 •	9	9
6.500% due 01/25/2044	119	122
6.505% due 02/01/2034 •	7	7
6.520% due 07/01/2033 •	24	24
6.525% due 01/01/2033 •	1	1
6.527% due 03/01/2033 •	1	1
6.530% due 03/01/2034 •	9	9
6.546% due 12/01/2035 •	4	4
6.547% due 05/01/2037 •	143	146
6.552% due 01/01/2037 •	1	1
6.572% due 01/01/2033 - 12/01/2036 •	27	28
6.585% due 09/01/2035 •	9	9
6.598% due 10/01/2035 •	53	53
6.601% due 02/01/2034 •	22	22
6.605% due 12/01/2035 •	135	138
6.621% due 05/01/2036 •	11	11
6.625% due 10/01/2034 •	2	2
6.633% due 12/01/2030 •	1	1
6.655% due 10/01/2033 •	1	1
6.667% due 11/01/2032 •	1	1
6.675% due 04/01/2035 •	2	2
6.676% due 06/01/2037 •	6	6
6.705% due 06/01/2036 •	6	6
6.709% due 03/01/2035 •	28	28
6.724% due 04/01/2040 •	52	53
6.730% due 04/01/2033 •	61	63
6.744% due 07/01/2033 •	1	1
6.750% due 03/01/2034 - 02/01/2036 •	51	52
6.781% due 03/01/2033 •	8	8
6.790% due 01/01/2036 •	1	1
6.802% due 09/01/2037 •	120	121
6.841% due 11/01/2031 •	5	5
6.848% due 11/01/2034 •	5	5
6.860% due 11/01/2033 •	13	13
6.875% due 09/01/2033 - 06/01/2034 •	23	23
6.945% due 04/01/2028 •	5	5
7.000% due 10/01/2033 - 02/25/2044	12	12
7.037% due 11/01/2034 •	2	3
7.089% due 11/01/2033 •	23	23
7.120% due 11/01/2033 •	11	11
7.195% due 11/01/2033 •	77	78
7.203% due 02/01/2034 •	8	8
7.255% due 10/01/2033 •	18	19
7.329% due 11/01/2034 •	2	2
7.330% due 08/01/2033 •	4	5
7.348% due 07/01/2035 •	7	7
7.470% due 06/01/2034 •	47	49
7.493% due 07/01/2035 •	1	1
7.500% due 05/25/2042	10	11
7.502% due 06/01/2035 •	6	6
7.505% due 08/01/2035 •	8	9
7.518% due 09/01/2035 •	50	51
7.664% due 10/01/2035 •	5	6
7.815% due 08/01/2037 •	261	269
8.096% due 09/01/2035 •	39	41
Freddie Mac
3.000% due 02/01/2048	2,071	1,829
4.194% due 01/01/2030 •	10	10
4.500% due 04/15/2032	76	76
4.694% due 08/25/2031 •	105	105
4.700% due 09/25/2031 •	48	47
4.718% due 03/15/2036 •	1	1
4.768% due 02/15/2029 - 03/15/2029 •	10	10
4.770% due 06/25/2029 •	39	38
4.818% due 07/15/2026 - 01/15/2033 •	21	21
4.820% due 05/25/2043 •	583	564
4.868% due 09/15/2026 - 08/15/2029 •	4	4

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

4.918% due 10/15/2026 - 01/15/2032 •	2	3
4.968% due 08/15/2029 - 03/15/2032 •	15	15
5.018% due 06/15/2029 - 12/15/2031 •	15	15
5.500% due 10/15/2032	3	3
5.590% due 09/01/2030 •	25	25
5.599% due 10/25/2044 - 02/25/2045 •	267	248
5.655% due 09/01/2037 •	181	180
5.799% due 07/25/2044 •	858	830
5.875% due 04/01/2030 •	9	9
6.000% due 01/15/2029 - 05/01/2035	8	8
6.286% due 03/01/2035 •	5	5
6.332% due 12/01/2035 •	6	6
6.386% due 04/01/2036 •	76	77
6.460% due 02/01/2035 •	27	28
6.475% due 04/01/2034 •	24	24
6.491% due 12/01/2032 •	2	2
6.495% due 02/01/2036 •	1	1
6.499% due 03/01/2032 •	11	11
6.500% due 04/01/2032 - 03/01/2036 •	35	35
6.560% due 01/01/2036 •	5	6
6.564% due 01/01/2034 •	48	50
6.580% due 12/01/2036 •	11	11
6.587% due 02/01/2037 •	2	2
6.615% due 11/01/2036 •	2	2
6.618% due 05/01/2035 •	34	35
6.686% due 03/01/2036 •	55	57
6.729% due 01/01/2037 •	2	2
6.745% due 02/01/2036 •	2	2
6.750% due 11/01/2033 •	24	25
6.760% due 11/01/2033 •	8	8
6.780% due 03/01/2036 •	99	101
6.781% due 07/01/2033 •	1	1
6.794% due 01/01/2030 •	25	25
6.803% due 01/01/2035 •	1	1
6.837% due 03/01/2035 •	9	9
6.871% due 12/01/2034 •	1	1
6.886% due 10/01/2034 - 07/01/2035 •	1	1
6.984% due 08/01/2035 •	1	1
7.000% due 07/15/2027	2	2
7.100% due 08/01/2033 •	1	1
7.226% due 01/01/2036 •	1	1
7.299% due 07/01/2035 •	5	5
7.325% due 07/01/2033 •	4	4
7.327% due 09/01/2034 •	84	87
7.355% due 09/01/2035 •	1	1
7.368% due 09/01/2035 •	33	34
7.375% due 09/01/2035 •	7	7
7.385% due 06/01/2035 •	2	2
7.415% due 08/01/2035 •	74	75
7.481% due 08/01/2035 •	7	7
7.500% due 09/01/2034 •	3	3
7.540% due 11/01/2034 •	100	102
7.590% due 09/01/2035 •	1	1
7.709% due 07/01/2037 •	42	42
Ginnie Mae
3.500% due 05/20/2052	1,020	931
4.625% due 09/20/2029 - 12/20/2045 •	297	302
4.750% due 10/20/2029 •	92	92
4.875% due 04/20/2033 •	13	13
5.046% due 05/20/2069 •	698	698
5.625% due 01/20/2027 - 01/20/2030 •	18	18
Ginnie Mae, TBA
2.500% due 08/01/2055	600	510
3.000% due 08/01/2055	2,900	2,565
3.500% due 07/01/2055	4,100	3,728
4.000% due 07/01/2055	200	186
4.500% due 07/01/2055	13,500	12,925
5.000% due 08/01/2055	500	491
5.500% due 07/01/2055	300	300
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 05/01/2052	939	822
3.500% due 11/01/2044 - 02/01/2050	2,060	1,896
4.000% due 07/01/2042 - 02/01/2043	354	341
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2040 - 08/01/2055	800	674
3.000% due 07/01/2040 - 07/01/2055	20,100	18,551
5.000% due 08/01/2055	6,700	6,563
5.500% due 08/01/2055	12,200	12,189
6.000% due 08/01/2055	27,400	27,819
6.500% due 08/01/2055	15,900	16,395

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

7.000% due 09/01/2055	600	629

Total U.S. Government Agencies (Cost $116,567)		117,400

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Bonds
3.125% due 02/15/2043	4,730	3,806
4.000% due 11/15/2042	3,100	2,829
4.000% due 11/15/2052	2,300	2,012

Total U.S. Treasury Obligations (Cost $10,985)		8,647

NON-AGENCY MORTGAGE-BACKED SECURITIES 33.2%
Adjustable Rate Mortgage Trust
4.745% due 03/25/2035 ~	9	9
5.107% due 11/25/2035 ~	70	49
AG Trust 6.327% due 07/15/2041 •	428	429
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,108
ATLX Trust 3.850% due 04/25/2063 þ	945	908
Banc of America Funding Trust 5.490% due 05/25/2035 ~	3,203	2,990
Banc of America Mortgage Trust
5.782% due 11/25/2033 ~	16	15
6.498% due 09/25/2033 ~	47	44
6.636% due 01/25/2034 ~	9	9
6.870% due 06/25/2034 ~	10	10
6.872% due 02/25/2034 ~	20	20
7.400% due 10/25/2035 ~	6	6
BCAP LLC Trust 6.500% due 02/26/2036 ~	385	169
Bear Stearns Adjustable Rate Mortgage Trust
4.198% due 07/25/2034 ~	9	9
4.772% due 02/25/2034 ~	105	99
5.117% due 01/25/2035 ~	16	15
5.125% due 01/25/2035 ~	14	12
5.375% due 02/25/2034 ~	22	20
5.939% due 01/25/2034 ~	37	36
6.575% due 04/25/2033 ~	11	11
6.884% due 01/25/2034 ~	129	129
7.036% due 10/25/2033 ~	2	2
Bear Stearns ALT-A Trust
4.607% due 11/25/2036 ~	219	113
4.754% due 02/25/2034 •	104	98
4.774% due 08/25/2036 •	3	3
CD Mortgage Trust 3.431% due 08/15/2050	400	391
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	934	832
5.555% due 09/25/2055 •	613	614
Chase Mortgage Finance Trust
4.780% due 12/25/2035 ~	22	19
4.943% due 12/25/2035 ~	16	16
6.550% due 02/25/2037 ~	90	89
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	785	782
Citigroup Mortgage Loan Trust
5.234% due 08/25/2035 •	31	30
6.310% due 11/25/2035 •	22	22
6.490% due 05/25/2035 •	9	9
6.997% due 03/25/2034 ~	13	13
Citigroup Mortgage Loan Trust, Inc. 6.080% due 09/25/2035 •	21	22
Countrywide Alternative Loan Trust
3.662% due 08/25/2035 ~	769	734
4.834% due 06/25/2037 •	608	561
4.897% due 10/25/2035 ~	7	5
Countrywide Home Loan Mortgage Pass-Through Trust
4.784% due 08/25/2035 •	60	11
5.138% due 11/25/2034 ~	559	535
5.500% due 11/25/2035	67	31
5.607% due 06/20/2035 ~	31	30
6.175% due 12/25/2033 ~	19	20
6.248% due 02/20/2036 •	16	14
Credit Suisse First Boston Mortgage Securities Corp. 6.015% due 11/25/2032 ~	4	4
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.407% due 01/25/2034 ~	83	80
6.230% due 07/25/2033 ~	191	186
6.887% due 10/25/2033 ~	7	7
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.904% due 04/25/2062 ~	906	862
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	190

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	7	7
First Horizon Alternative Mortgage Securities Trust
5.298% due 08/25/2034 ~	29	29
5.482% due 07/25/2035 ~	60	31
First Horizon Mortgage Pass-Through Trust
4.704% due 02/25/2035 •	22	20
4.955% due 02/25/2035 •	46	44
GMACM Mortgage Loan Trust 3.846% due 11/19/2035 ~	22	19
GS Mortgage Securities Corp. Trust 3.104% due 05/10/2034	2,100	1,156
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	2,085	1,959
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061	2,294	2,232
GSR Mortgage Loan Trust
3.970% due 08/25/2034 ~	11	10
4.299% due 05/25/2035 ~	33	24
4.784% due 01/25/2034 •	26	25
4.857% due 06/25/2034 ~	4	4
4.920% due 06/25/2034 ~	9	9
5.293% due 09/25/2035 ~	1,449	1,393
5.880% due 03/25/2033 •	1	1
6.000% due 03/25/2032	2	2
7.323% due 09/25/2034 ~	817	827
HarborView Mortgage Loan Trust
4.812% due 02/19/2046 •	329	307
4.872% due 05/19/2035 •	17	16
Impac CMB Trust 5.074% due 08/25/2035 •	371	349
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~	7	7
IndyMac INDX Mortgage Loan Trust
4.814% due 09/25/2046 •	200	181
5.214% due 05/25/2034 •	13	12
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 ~	19	8
JP Morgan Chase Commercial Mortgage Securities Trust 5.776% due 12/15/2036 •	500	314
JP Morgan Mortgage Trust
5.479% due 07/25/2035 ~	96	93
5.710% due 11/25/2035 ~	57	46
5.775% due 10/25/2035 ~	112	106
5.952% due 11/25/2033 ~	2	2
6.373% due 07/25/2035 ~	64	63
6.592% due 09/25/2034 ~	1	1
7.107% due 11/25/2033 ~	2	2
Legacy Mortgage Asset Trust 5.750% due 07/25/2061	2,317	2,311
MASTR Adjustable Rate Mortgages Trust
3.918% due 02/25/2034 ~	136	122
4.407% due 01/25/2034 ~	3	3
4.772% due 08/25/2034 ~	166	164
5.344% due 12/25/2033 ~	11	10
6.043% due 11/21/2034 ~	19	18
6.176% due 01/25/2036 ~	11	11
6.837% due 07/25/2034 ~	72	71
7.363% due 08/25/2034 ~	64	63
7.625% due 09/25/2033 ~	80	81
Merrill Lynch Mortgage Investors Trust
3.186% due 02/25/2034 ~	18	15
5.054% due 08/25/2028 •	102	96
5.094% due 06/25/2028 •	20	18
5.154% due 04/25/2035 ~	118	107
5.519% due 02/25/2035 ~	34	33
5.539% due 03/25/2028 •	16	14
6.639% due 09/25/2033 ~	4	4
MFA Trust
1.014% due 01/26/2065 ~	349	329
1.324% due 01/26/2065 ~	125	118
1.632% due 01/26/2065 ~	125	118
2.479% due 03/25/2065 ~	117	113
4.250% due 02/25/2066 ~	903	866
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	370	358
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~	1,800	1,573
Morgan Stanley Mortgage Loan Trust 4.754% due 01/25/2035 •	438	415
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,741	1,672
2.750% due 11/25/2059 ~	2,266	2,173
3.500% due 10/25/2059 ~	64	60
New York Mortgage Trust Loan Trust 4.670% due 08/25/2061 þ	2,312	2,297

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

NLT Trust 3.200% due 10/25/2062 ~	841	768
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.413% due 10/25/2035 ~	11	10
OBX Trust 1.072% due 02/25/2066 ~	2,494	2,147
Prime Mortgage Trust
4.834% due 02/25/2034 •	8	7
6.000% due 02/25/2034	3	3
PRPM LLC
4.000% due 06/25/2053 þ	1,536	1,509
4.000% due 07/25/2054 þ	778	763
4.000% due 08/25/2054 þ	800	784
RCKT Mortgage Trust 5.846% due 08/25/2044 þ	163	164
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	326	151
Residential Funding Mortgage Securities, Inc. Trust
6.097% due 02/25/2036 ~	53	50
6.500% due 03/25/2032	4	4
Sequoia Mortgage Trust
5.053% due 07/20/2034 ~	9	8
5.192% due 04/20/2033 •	6	6
5.224% due 03/20/2035 •	38	36
5.232% due 10/20/2027 •	9	8
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	122	115
1.439% due 11/25/2055 ~	61	58
1.486% due 04/25/2065 ~	103	99
1.593% due 11/25/2055 ~	61	58
Structured Adjustable Rate Mortgage Loan Trust
4.674% due 03/25/2035 •	40	35
4.734% due 09/25/2034 •	64	59
5.288% due 09/25/2034 ~	14	14
Structured Asset Mortgage Investments Trust
5.112% due 11/19/2033 •	9	9
5.112% due 05/19/2035 •	61	59
5.132% due 02/19/2035 •	968	916
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.455% due 09/25/2033 ~	14	13
5.717% due 11/25/2033 ~	6	6
6.554% due 06/25/2033 ~	111	109
6.698% due 03/25/2033 ~	64	63
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	200	195
3.750% due 03/25/2058 ~	895	872
4.518% due 10/25/2064 ~	1,537	1,536
5.434% due 05/25/2058 •	2,892	2,962
5.434% due 10/25/2059 •	101	102
Verus Securitization Trust 5.799% due 07/25/2069	812	817
WaMu Mortgage Pass-Through Certificates Trust
4.974% due 12/25/2045 •	949	871
4.983% due 10/25/2035 ~	289	264
5.014% due 10/25/2045 •	840	844
5.014% due 12/25/2045 •	638	639
5.141% due 09/25/2035 ~	126	117
5.234% due 01/25/2045 •	373	368
5.399% due 08/25/2046 •	19	17
5.447% due 08/25/2046 •	996	856
5.599% due 11/25/2042 •	38	36
5.799% due 08/25/2042 •	4	3
5.899% due 09/25/2046 •	2,404	2,333
6.172% due 08/25/2033 ~	154	149
6.497% due 10/25/2033 ~	53	52
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.699% due 06/25/2033 ~	6	5
6.725% due 02/25/2033 ~	1	1
6.768% due 11/25/2030 ~	13	13
7.000% due 03/25/2034	11	11
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	552
3.809% due 12/15/2048	300	298
4.023% due 03/15/2052	300	294
Wells Fargo Mortgage-Backed Securities Trust 7.020% due 08/25/2035 ~	3	3
Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	711

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

WSTN Trust 6.518% due 07/05/2037 ~	500	508

Total Non-Agency Mortgage-Backed Securities (Cost $61,242)		58,414

ASSET-BACKED SECURITIES 41.9%
AUTOMOBILE ABS OTHER 0.1%
Carmax Select Receivables Trust 5.034% due 09/15/2027 •	52	52
Exeter Automobile Receivables Trust 6.310% due 10/15/2027	135	135

		187

AUTOMOBILE SEQUENTIAL 10.7%
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	800	801
4.840% due 09/15/2027	477	477
4.840% due 01/18/2028	850	850
Carmax Select Receivables Trust
5.400% due 11/15/2028	100	101
5.780% due 09/15/2027	52	52
CPS Auto Receivables Trust 5.880% due 02/15/2028	39	39
Drive Auto Receivables Trust 4.870% due 08/15/2028	1,500	1,502
First Help Financial Issuer Trust 4.940% due 11/15/2030	708	710
Flagship Credit Auto Trust 4.880% due 11/15/2028	334	334
GLS Auto Select Receivables Trust 5.590% due 10/15/2029	380	385
Honda Auto Receivables Owner Trust
4.330% due 05/15/2029	800	802
4.560% due 03/15/2027	667	667
LAD Auto Receivables Trust 4.600% due 12/15/2027	800	800
M&T Bank Auto Receivables Trust 4.630% due 05/15/2028	800	801
Mercedes-Benz Auto Lease Trust 4.570% due 04/17/2028	1,600	1,608
Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	800	802
4.500% due 02/15/2028	1,500	1,504
4.510% due 06/15/2027	714	714
Octane Receivables Trust 4.940% due 05/20/2030	761	764
Porsche Innovative Lease Owner Trust 4.600% due 12/20/2027	700	702
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	800	801
4.880% due 09/15/2027	383	383
SCCU Auto Receivables Trust 5.110% due 06/15/2029	1,000	1,006
SFS Auto Receivables Securitization Trust
4.520% due 11/20/2028	850	851
4.550% due 06/20/2030	800	804
Tesla Auto Lease Trust 4.790% due 01/20/2027	505	505

		18,765

CMBS OTHER 1.3%
BDS LLC 5.599% due 10/21/2042 •	850	847
BXMT Ltd. 6.328% due 11/15/2037 •	344	343
HERA Commercial Mortgage Ltd. 5.479% due 02/18/2038 •	77	77
TPG Real Estate Finance Issuer Ltd. 5.628% due 03/15/2038 •	1,096	1,095

		2,362

HOME EQUITY OTHER 4.9%
Accredited Mortgage Loan Trust 5.114% due 01/25/2035 •	304	305
Bear Stearns Asset-Backed Securities Trust 5.434% due 11/25/2042 •	57	56
Countrywide Asset-Backed Certificates 4.854% due 08/25/2034 •	1,080	1,063
Countrywide Asset-Backed Certificates Trust 4.974% due 12/25/2034 •	2,869	2,805

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035	279	259
EquiFirst Mortgage Loan Trust 5.551% due 09/25/2033 •	23	23
Home Equity Asset Trust 5.034% due 11/25/2032 •	8	7
HSI Asset Securitization Corp. Trust 4.534% due 10/25/2036 •	5	2
Long Beach Mortgage Loan Trust
4.994% due 10/25/2034 •	651	642
5.134% due 03/25/2032 •	16	16
5.289% due 07/25/2034 •	163	162
Morgan Stanley Dean Witter Capital, Inc. Trust 5.784% due 02/25/2033 •	35	37
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
NovaStar Mortgage Funding Trust 5.174% due 02/25/2034 •	1,363	1,363
Renaissance Home Equity Loan Trust
5.134% due 08/25/2032 •	10	9
5.534% due 09/25/2037 •	3,144	1,275
Soundview Home Loan Trust 5.734% due 11/25/2033 •	5	5
Terwin Mortgage Trust 5.559% due 04/25/2036 •	518	519

		8,548

HOME EQUITY SEQUENTIAL 0.1%
Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	190	189

WHOLE LOAN COLLATERAL 1.3%
Bear Stearns Asset-Backed Securities Trust 5.550% due 10/25/2036 ~	446	224
PRET LLC 4.843% due 09/25/2051 þ	2,100	2,094

		2,318

OTHER ABS 23.5%
Affirm Master Trust 4.990% due 02/15/2033	800	807
Anchorage Credit Funding Ltd.
2.723% due 04/27/2039	1,000	952
3.619% due 04/25/2038	900	886
3.793% due 10/25/2037	819	803
3.900% due 07/28/2037	964	946
3.928% due 04/25/2038	900	884
Apidos CLO 5.541% due 04/20/2031 •	408	408
Ares CLO Ltd. 5.433% due 10/28/2034 •	800	801
Atlas Senior Loan Fund Ltd. 5.329% due 10/20/2034 •	1,000	1,000
Bain Capital Credit CLO Ltd. 5.269% due 04/23/2035 •	850	847
Bryant Park Funding Ltd. 5.876% due 04/15/2037 •	1,000	1,003
Centerbridge Credit Funding Ltd. 3.164% due 07/25/2039	1,000	962
College Avenue Student Loans LLC
1.600% due 07/25/2051	532	485
3.280% due 12/28/2048	844	809
4.130% due 12/26/2047	431	422
5.539% due 07/25/2051 •	304	302
5.634% due 12/26/2047 •	313	313
Commonbond Student Loan Trust 1.980% due 08/25/2050	376	336
GreenSky Home Improvement Issuer Trust 5.250% due 10/27/2059	344	345
GreenSky Home Improvement Trust 5.880% due 06/25/2059	148	148
Guggenheim CLO Ltd. 5.406% due 01/15/2035 •	850	848
KKR CLO Ltd. 5.471% due 07/18/2030 •	140	140
LCM Loan Income Fund Ltd. 5.561% due 04/20/2031 •	192	192
LCM Ltd.
5.326% due 01/15/2034 •	1,000	997
5.549% due 07/20/2034 •	1,000	1,001
Lendmark Funding Trust 5.530% due 06/21/2032	1,000	1,018

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

Madison Park Funding Ltd.
5.256% due 10/15/2034 •	1,700	1,702
5.319% due 10/19/2034 •	450	449
5.521% due 04/20/2032 •	1,542	1,545
Navient Private Education Loan Trust 5.326% due 11/15/2068 •	77	77
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	423	394
3.010% due 12/15/2059	713	692
3.130% due 02/15/2068	132	130
Navient Student Loan Trust 4.000% due 12/15/2059	332	331
Nelnet Student Loan Trust 1.420% due 04/20/2062	1,221	1,143
Pagaya AI Debt Grantor Trust 5.183% due 06/15/2032	367	369
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031	207	208
Pagaya AI Debt Trust
5.373% due 01/17/2033	800	802
9.524% due 12/16/2030 ~	117	118
Parallel Ltd. 5.366% due 07/15/2034 •	800	799
Reach ABS Trust 6.300% due 02/18/2031	177	177
SLM Private Credit Student Loan Trust
4.850% due 12/15/2039 •	135	131
4.870% due 06/15/2039 •	1,895	1,845
4.910% due 06/15/2039 •	758	740
SMB Private Education Loan Trust
1.290% due 07/15/2053	713	672
1.600% due 09/15/2054	507	477
2.230% due 09/15/2037	201	194
2.840% due 06/15/2037	177	172
2.880% due 09/15/2034	7	7
3.940% due 02/16/2055	746	727
5.754% due 02/16/2055 •	853	859
SoFi Consumer Loan Program Trust
4.800% due 02/27/2034	666	668
4.820% due 06/25/2034	400	401
SoFi Professional Loan Program LLC 2.650% due 09/25/2040	175	172
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •	200	200
TCW CLO Ltd. 5.861% due 01/16/2037 •	4,000	4,007
Tesla Sustainable Energy Trust 5.080% due 06/21/2050	773	777
Upstart Pass-Through Trust 7.900% due 10/20/2028	85	87
Venture CLO Ltd. 5.409% due 10/20/2034 •	1,000	999
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •	841	840
Wind River CLO Ltd. 5.316% due 10/15/2034 •	845	843

		41,409

Total Asset-Backed Securities (Cost $75,930)		73,778

	SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (b)	493,860	494

Total Short-Term Instruments (Cost $494)		494

Total Investments in Securities (Cost $266,250)		258,734

INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio III	1,478,673	14,398

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $14,395)	14,398

Total Investments in Affiliates (Cost $14,395)	14,398

Total Investments 155.1% (Cost $280,645)	$273,132
Financial Derivative Instruments (c)(d) (0.1)%(Cost or Premiums, net $8,806)	(171)
Other Assets and Liabilities, net (55.0)%	(96,857)

Net Assets 100.0%	$176,104

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2055	$6,700	$(5,270)	$(5,307)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2055	2,150	(1,923)	(1,935)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2055	400	(368)	(372)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2055	100	(96)	(96)

Total Short Sales (4.4)%	$(7,657)	$(7,710)

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	6	$(1,445)	$0	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	6	(1,435)	6	0	0
3-Month SOFR Active Contract March Futures	06/2026	6	(1,449)	(3)	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(960)	2	0	0
U.S. Treasury 5-Year Note September Futures	09/2025	268	(29,212)	(255)	0	(36)
U.S. Treasury 10-Year Note September Futures	09/2025	105	(11,773)	(123)	0	(33)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	213	(24,339)	(394)	0	(103)
U.S. Treasury Long-Term Bond September Futures	09/2025	31	(3,580)	(157)	0	(31)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	72	(8,577)	(232)	0	(97)

Total Futures Contracts	$(1,156)	$0	$(300)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$9,910	$(158)	$77	$(81)	$16	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	17	3	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	900	40	(10)	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	153	140	293	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	10	(2)	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	11,400	26	(3)	23	0	(3)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	10,600	435	(101)	334	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	4,058	(596)	3,462	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(4)	(15)	(19)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(51)	2	(49)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	(236)	25	(211)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	227	(129)	98	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	51	(6)	45	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	(16)	1	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(31)	3	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(473)	(29)	(502)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(34)	(2)	(36)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(23)	(1)	(24)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(90)	8	(82)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(38)	2	(36)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(4)	(6)	(10)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(6)	(9)	1	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.567	Annual	11/30/2029	17,700	0	149	149	26	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.572	Annual	11/30/2029	10,700	0	92	92	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	139	(5)	134	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	136	(8)	128	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	544	(22)	522	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	287	(19)	268	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	3	(3)	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	1	(2)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	1	(1)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	137	(12)	125	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,510	57	(24)	33	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	2,915	(146)	2,769	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,300	(20)	21	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,100	(49)	52	3	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	2,600	(41)	43	2	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	2,600	(44)	43	(1)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	4,700	(83)	79	(4)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,300	(61)	55	(6)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	5,900	(110)	98	(12)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	5,900	(111)	99	(12)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	2,600	(49)	43	(6)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	(52)	44	(8)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	(38)	29	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	(32)	23	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	(52)	37	(15)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	3,700	(87)	61	(26)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,800	(66)	46	(20)	0	(5)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	1,700	(43)	28	(15)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,700	(43)	28	(15)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	1,700	(44)	29	(15)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,100	(28)	18	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	1,700	(44)	28	(16)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	1,700	(45)	29	(16)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	1,700	(46)	29	(17)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	100	(4)	96	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(84)	3	(81)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,900	(141)	70	(71)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	31,700	913	(442)	471	68	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	106	(3)	103	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(64)	(3)	(67)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(63)	(3)	(66)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(38)	(2)	(40)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(38)	(1)	(39)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(35)	(1)	(36)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(49)	(2)	(51)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(35)	(1)	(36)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(43)	(5)	(48)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	21	0	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	30	1	31	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(40)	(5)	(45)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(41)	(5)	(46)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	(10)	(1)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,780	66	(32)	34	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(156)	(17)	(173)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(75)	(9)	(84)	2	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2032	6,300	0	76	76	16	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.674	Annual	05/31/2032	5,700	0	61	61	15	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.678	Annual	05/31/2032	4,700	0	52	52	12	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.680	Annual	05/31/2032	7,800	0	86	86	20	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.705	Annual	05/31/2032	7,000	0	88	88	18	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(475)	(12)	(487)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(276)	(16)	(292)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	260	3	1	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(17)	(12)	(29)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(16)	(13)	(29)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(10)	(16)	(26)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	2	(5)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	1	(4)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	3	(6)	(3)	1	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(7)	(5)	(12)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,860	27	(51)	(24)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,430	86	(65)	21	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	110	4	(4)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	22,100	1,106	(295)	811	0	(85)
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	3,100	(1,133)	(232)	(1,365)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(32)	(8)	(40)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(31)	(8)	(39)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	13,600	3,898	1,079	4,977	0	(76)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(5)	(10)	(15)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	400	6	43	49	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	10,200	(1,390)	198	(1,192)	77	0

Total Swap Agreements	$8,956	$776	$9,732	$382	$(377)

Cash of $4,302 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	This instrument has a forward starting effective date.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	$92.469	07/07/2025	100	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	100	0	0

Total Written Options	$(1)	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$16	$0	$0	$0	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	10,950	(111)	158	47	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	57	(3)	3	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	71	(3)	3	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	37	13	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	4	15	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,200	(19)	68	49	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	6	0	0	0	0

Total Swap Agreements	$(149)	$273	$124	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1	$0	$1
U.S. Government Agencies	0	117,400	0	117,400
U.S. Treasury Obligations	0	8,647	0	8,647
Non-Agency Mortgage-Backed Securities	0	58,414	0	58,414
Asset-Backed Securities
Automobile ABS Other	0	187	0	187
Automobile Sequential	0	18,765	0	18,765
CMBS Other	0	2,362	0	2,362
Home Equity Other	0	8,548	0	8,548
Home Equity Sequential	0	189	0	189
Whole Loan Collateral	0	2,318	0	2,318
Other ABS	0	41,409	0	41,409
Short-Term Instruments
Mutual Funds	0	494	0	494

	$0	$258,734	$0	$258,734
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,398	$0	$0	$14,398

Total Investments	$14,398	$258,734	$0	$273,132

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,710)	$0	$(7,710)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	382	0	382
Over the counter	0	124	0	124

	$0	$506	$0	$506
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(677)	$0	$(677)

Total Financial Derivative Instruments	$0	$(171)	$0	$(171)

Totals	$14,398	$250,853	$0	$265,251

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.4% ¤
U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
4.496% due 12/25/2036 •	$80	$79
4.556% due 03/25/2034 •	23	23
4.654% due 07/25/2032 •	41	41
4.676% due 06/25/2033 •	52	50
4.770% due 05/25/2042 •	58	58
4.881% due 03/25/2036 •	39	39
4.923% due 03/25/2032 •	114	109
5.320% due 04/25/2032 •	6	6
5.395% due 12/01/2029 •	3	3
5.696% due 06/01/2043 •	141	143
5.697% due 02/01/2041 - 10/01/2044 •	608	615
6.118% due 03/01/2035 •	101	102
6.140% due 11/01/2035 •	45	46
6.213% due 11/01/2035 •	47	48
6.345% due 10/01/2032 •	2	2
6.381% due 12/01/2032 •	1	2
6.842% due 01/01/2036 •	37	38
Freddie Mac
0.000% due 01/15/2032	563	428
4.500% due 06/15/2035 - 09/15/2035	302	302
4.556% due 07/25/2031 •	162	160
4.918% due 06/15/2030 - 12/15/2032 •	14	14
4.968% due 06/15/2031 •	5	5
5.000% due 01/15/2034	861	879
5.500% due 11/01/2038 - 10/01/2039	32	33
5.599% due 10/25/2044 - 02/25/2045 •	708	658
5.799% due 07/25/2044 •	315	305
6.208% due 05/01/2032 •	3	3
6.483% due 07/01/2029 •	1	1
6.500% due 10/25/2043	263	271
6.676% due 02/01/2035 •	117	120
6.826% due 06/01/2035 •	317	328
6.827% due 01/01/2032 •	2	2
Ginnie Mae
4.625% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~•	1	1
4.875% due 04/20/2027 - 04/20/2032 •	3	3
5.000% due 05/20/2030 •	14	14
5.625% due 02/20/2030 •	111	112
U.S. Small Business Administration 4.760% due 09/01/2025	122	121
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	778	753
4.500% due 04/01/2028 - 11/01/2029	51	51

Total U.S. Government Agencies (Cost $6,037)		5,968

U.S. TREASURY OBLIGATIONS 95.5%
U.S. Treasury Bonds
1.375% due 11/15/2040	37,030	23,602
1.375% due 08/15/2050	150,550	74,275
1.625% due 11/15/2050	214,700	113,179
1.750% due 08/15/2041	12,400	8,236
1.875% due 02/15/2041	110,500	76,038
2.250% due 08/15/2049	50,320	31,582
2.250% due 02/15/2052	600	367
2.750% due 11/15/2042	83,400	63,557
2.875% due 05/15/2043 (c)	10,960	8,451
2.875% due 05/15/2049	56,970	40,914
3.000% due 05/15/2042	51,000	40,740
3.000% due 11/15/2044	213,100	164,162
3.000% due 08/15/2048 (c)	8,300	6,141
3.000% due 02/15/2049	38,140	28,113
3.125% due 02/15/2043	41,250	33,185
3.625% due 08/15/2043	53,000	45,613
3.625% due 02/15/2044	32,300	27,663
4.000% due 11/15/2042	38,100	34,771
4.125% due 08/15/2044	7,500	6,873
4.375% due 02/15/2038	78,530	78,466
4.375% due 08/15/2043 (c)	23,300	22,216
4.500% due 05/15/2038	31,463	31,844
U.S. Treasury Notes
0.250% due 07/31/2025 (c)	21,754	21,681

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

2.875% due 05/15/2028 (c)	9,680	9,466
3.875% due 03/31/2027	46,600	46,680
3.875% due 05/31/2027	44,100	44,207

Total U.S. Treasury Obligations (Cost $1,449,307)		1,082,022

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
Bear Stearns Adjustable Rate Mortgage Trust
6.575% due 04/25/2033 ~	10	10
6.625% due 04/25/2033 ~	5	5
6.884% due 01/25/2034 ~	74	74
6.971% due 11/25/2034 ~	178	169
Bear Stearns ALT-A Trust
4.607% due 11/25/2036 ~	10,791	5,542
4.608% due 11/25/2036 ~	5,161	2,977
4.754% due 02/25/2034 •	370	349
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.684% due 08/25/2035 •	76	73
Citigroup Mortgage Loan Trust 6.490% due 05/25/2035 •	44	44
Countrywide Alternative Loan Trust
4.612% due 02/20/2047 •	2,127	1,709
4.754% due 02/25/2047 •	188	184
4.794% due 05/25/2047 •	1,241	1,143
4.834% due 05/25/2036 •	25	21
4.852% due 03/20/2046 •	1,551	1,430
4.854% due 05/25/2035 •	229	218
4.994% due 12/25/2035 •	128	117
5.399% due 02/25/2036 •	124	113
5.500% due 03/25/2036	807	333
Countrywide Home Loan Mortgage Pass-Through Trust
3.655% due 04/25/2035 ~	167	132
4.300% due 09/20/2036 ~	1,532	1,358
4.894% due 05/25/2035 •	391	343
5.014% due 04/25/2035 •	20	19
5.094% due 02/25/2035 •	255	241
5.114% due 02/25/2035 •	143	133
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 ~	1	1
DSLA Mortgage Loan Trust 4.952% due 08/19/2045 •	156	139
GreenPoint MTA Trust 4.874% due 06/25/2045 •	117	107
GSR Mortgage Loan Trust 4.537% due 04/25/2036 ~	1,409	858
HarborView Mortgage Loan Trust
4.692% due 03/19/2037 •	558	517
4.872% due 05/19/2035 •	482	464
IndyMac INDX Mortgage Loan Trust 5.074% due 02/25/2035 •	589	544
JP Morgan Mortgage Trust
5.308% due 02/25/2036 ~	246	172
5.479% due 07/25/2035 ~	130	124
5.990% due 07/25/2064 ~	835	840
MASTR Adjustable Rate Mortgages Trust 5.869% due 05/25/2034 ~	42	41
Merrill Lynch Mortgage Investors Trust 6.210% due 12/25/2032 •	12	12
Residential Accredit Loans, Inc. Trust
4.734% due 08/25/2035 •	395	277
5.759% due 09/25/2045 •	137	117
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	124	117
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	7	7
Sequoia Mortgage Trust
5.132% due 10/19/2026 •	56	55
5.132% due 07/20/2033 •	145	144
5.137% due 07/20/2033 •	102	96
Structured Adjustable Rate Mortgage Loan Trust 5.799% due 01/25/2035 •	150	135
Structured Asset Mortgage Investments Trust
4.874% due 05/25/2036 •	6,065	4,972
5.012% due 07/19/2034 •	22	21
5.132% due 03/19/2034 •	58	55
WaMu Mortgage Pass-Through Certificates Trust
4.033% due 12/25/2046 •	478	431
4.068% due 12/25/2046 •	653	572
4.501% due 05/25/2046 •	202	169
4.954% due 11/25/2045 •	426	410
4.974% due 12/25/2045 •	137	138
5.129% due 01/25/2047 •	296	281
5.379% due 06/25/2046 •	940	876
5.399% due 02/25/2046 •	711	650

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.447% due 07/25/2046 •	2,166	1,964
5.447% due 08/25/2046 •	6,372	5,474
5.599% due 11/25/2042 •	84	81
5.899% due 09/25/2046 •	881	855
5.899% due 10/25/2046 •	327	306
6.205% due 03/25/2034 ~	21	21
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.371% due 05/25/2033 ~	30	30

Total Non-Agency Mortgage-Backed Securities (Cost $51,192)		38,810

ASSET-BACKED SECURITIES 4.9%
HOME EQUITY OTHER 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.514% due 05/25/2037 •	17	12
4.946% due 06/15/2031 •	268	265
Citigroup Global Markets Mortgage Securities, Inc. 5.784% due 01/25/2032 •	25	24
Credit Suisse First Boston Mortgage Securities Corp. 4.562% due 01/25/2032 •	19	19
Credit-Based Asset Servicing & Securitization Trust 3.221% due 01/25/2037 •	810	236
GE-WMC Mortgage Securities Trust 4.514% due 08/25/2036 •	38	16
GSAMP Trust
4.504% due 12/25/2036 •	368	182
4.614% due 11/25/2035 •	130	10
Home Equity Asset Trust 5.354% due 02/25/2033 •	1	1
HSI Asset Securitization Corp. Trust 4.534% due 10/25/2036 •	89	30
JP Morgan Mortgage Acquisition Trust 4.594% due 08/25/2036 •	25	11
Lehman ABS Mortgage Loan Trust 4.524% due 06/25/2037 •	332	221
Long Beach Mortgage Loan Trust 4.994% due 10/25/2034 •	1,368	1,350
MASTR Asset-Backed Securities Trust 4.534% due 11/25/2036 •	71	21
Merrill Lynch Mortgage Investors Trust 4.674% due 02/25/2037 •	248	70
Morgan Stanley ABS Capital, Inc. Trust 4.494% due 05/25/2037 •	123	111
Morgan Stanley IXIS Real Estate Capital Trust 4.534% due 11/25/2036 •	29	9
New Century Home Equity Loan Trust 4.794% due 05/25/2036 •	107	108
Renaissance Home Equity Loan Trust 5.134% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust 4.554% due 12/25/2036 •	1,396	300
Soundview Home Loan Trust
4.514% due 06/25/2037 •	174	115
4.554% due 11/25/2036 •	434	118

		3,231

WHOLE LOAN COLLATERAL 0.0%
Securitized Asset-Backed Receivables LLC Trust 4.594% due 11/25/2036 •	438	121

OTHER ABS 4.6%
Anchorage Capital CLO Ltd. 5.969% due 04/20/2037 •	2,500	2,506
Apex Credit CLO Ltd. 6.069% due 04/20/2036 •	1,300	1,304
Apidos CLO 5.622% due 07/16/2031 •	1,189	1,191
Ares CLO Ltd. 5.600% due 04/17/2033 •	3,380	3,391
Atlas Senior Loan Fund Ltd. 5.717% due 10/24/2031 •	1,519	1,521
Benefit Street Partners CLO Ltd. 5.619% due 04/20/2034 •	1,800	1,803
Betony CLO Ltd. 5.621% due 04/30/2031 •	731	732
BlueMountain CLO Ltd. 5.472% due 10/25/2030 •	849	849
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •	2,200	2,208
Carlyle Global Market Strategies CLO Ltd.
5.511% due 07/20/2031 •	951	953

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

5.658% due 07/15/2031 •	1,980	1,985
Cathedral Lake Ltd. 5.751% due 01/20/2035 •	1,000	1,001
Dewolf Park CLO Ltd. 5.438% due 10/15/2030 •	760	761
Diameter Capital CLO Ltd.
5.866% due 04/15/2037 •	2,400	2,408
6.086% due 01/15/2037 •	2,700	2,712
Dryden Senior Loan Fund
5.419% due 10/19/2029 •	750	751
5.618% due 01/15/2031 •	1,491	1,493
Generate CLO Ltd. 6.099% due 10/20/2036 •	3,500	3,553
KKR CLO Ltd.
5.518% due 04/15/2031 •	342	342
5.701% due 02/09/2035 •	1,700	1,701
Madison Park Funding Ltd. 5.514% due 07/27/2031 •	823	824
Magnetite Ltd. 5.743% due 01/25/2032 •	639	640
Marble Point CLO Ltd. 5.469% due 01/20/2032 •	408	408
Newark BSL CLO Ltd. 5.513% due 07/25/2030 •	883	884
Palmer Square CLO Ltd. 5.592% due 04/20/2035 •	1,000	1,002
Rad CLO Ltd. 5.512% due 04/25/2032 •	1,283	1,285
Romark WM-R Ltd. 5.561% due 04/20/2031 •	452	453
Sound Point CLO 5.688% due 07/15/2034 •	1,000	1,001
Sound Point CLO Ltd.
5.651% due 01/21/2031 •	400	400
5.723% due 10/25/2034 •	3,000	3,004
Sycamore Tree CLO Ltd. 5.949% due 01/20/2037 •	1,800	1,821
Symphony CLO Ltd. 5.479% due 01/23/2032 •	798	798
TCW CLO Ltd. 5.861% due 01/16/2037 •	1,000	1,002
TIAA CLO Ltd. 5.672% due 01/16/2031 •	96	96
Trinitas CLO Ltd. 5.652% due 04/25/2033 •	1,750	1,752
Venture CLO Ltd.
5.734% due 10/22/2031 •	2,012	2,015
5.778% due 01/15/2032 •	1,218	1,219

		51,769

Total Asset-Backed Securities (Cost $58,077)		55,121

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (a)	508,890	509

Total Short-Term Instruments (Cost $509)		509

Total Investments in Securities (Cost $1,565,122)		1,182,430

INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	246,814	2,403

Total Short-Term Instruments (Cost $2,403)		2,403

Total Investments in Affiliates (Cost $2,403)		2,403

Total Investments 104.6% (Cost $1,567,525)		$1,184,833
Financial Derivative Instruments (b) (0.2)%(Cost or Premiums, net $11,814)		(1,944)
Other Assets and Liabilities, net (4.4)%		(49,714)

Net Assets 100.0%		$1,133,175

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DEU	4.430%	06/25/2025	07/02/2025	$(44,265)	$(44,298)
MSR	4.500	06/30/2025	07/01/2025	(15,838)	(15,840)
4.500	07/01/2025	07/02/2025	(13,846)	(13,845)

Total Reverse Repurchase Agreements	$(73,983)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.6)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2055	$17,000	$(15,645)	$(15,806)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2055	3,000	(2,864)	(2,869)

Total Short Sales (1.6)%	$(18,509)	$(18,675)

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(44,035) at a weighted average interest rate of 4.410%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	475	$98,811	$341	$26	$0
U.S. Treasury 5-Year Note September Futures	09/2025	4,081	444,829	3,831	542	0
U.S. Treasury 10-Year Note September Futures	09/2025	7,012	786,221	13,235	2,191	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	5,511	629,718	11,803	2,670	0

$29,210	$5,429	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Long-Term Bond September Futures	09/2025	2,354	$(271,813)	$(10,787)	$0	$(2,354)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	315	(37,524)	(1,331)	0	(423)

$(12,118)	$0	$(2,777)

Total Futures Contracts	$17,092	$5,429	$(2,777)

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%		Quarterly	06/20/2028	$11,700	$119	$122	$241	$3	$0
CDX.IG-41 5-Year Index	1.000		Quarterly	12/20/2028	1,200	14	13	27	0	0
CDX.IG-43 5-Year Index	1.000		Quarterly	12/20/2029	12,400	278	5	283	6	0
CDX.IG-44 5-Year Index	1.000		Quarterly	06/20/2030	94,900	1,663	468	2,131	53	0

						$2,074	$608	$2,682	$62	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.300%	Annual	02/28/2029	$118,000	$(155)	$960	$805	$0	$(124)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.581	Annual	11/30/2029	386,000	0	(3,450)	(3,450)	0	(569)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.587	Annual	11/30/2029	360,600	0	(3,309)	(3,309)	0	(532)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	12,700	4	(137)	(133)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	140,300	192	2,343	2,535	224	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	11,500	0	106	106	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	38,900	3	624	627	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/15/2034	394,400	0	15,246	15,246	0	(1,366)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	31,000	(223)	132	(91)	0	(120)
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	9,851	9,838	0	(226)
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052	114,200	(1,152)	(2,051)	(3,203)	0	(907)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	10,235	20,330	0	(292)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	14,000	342	708	1,050	0	(110)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	64,200	647	4,452	5,099	0	(513)

						$9,740	$35,710	$45,450	$224	$(4,882)

Total Swap Agreements						$11,814	$36,318	$48,132	$286	$(4,882)

(c)	Securities with an aggregate market value of $61,499 and cash of $711 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
U.S. Government Agencies					$0		$5,968	$0	$5,968
U.S. Treasury Obligations					0		1,082,022	0	1,082,022
Non-Agency Mortgage-Backed Securities					0		38,810	0	38,810
Asset-Backed Securities
Home Equity Other					0		3,231	0	3,231
Whole Loan Collateral					0		121	0	121

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2025 (Unaudited)

Other ABS	0	51,769	0	51,769
Short-Term Instruments
Mutual Funds	0	509	0	509

	$0	$1,182,430	$0	$1,182,430
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,403	$0	$0	$2,403

Total Investments	$2,403	$1,182,430	$0	$1,184,833

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,675)	$0	$(18,675)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5,715	$0	$5,715

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(7,659)	$0	$(7,659)

Total Financial Derivative Instruments	$0	$(1,944)	$0	$(1,944)

Totals	$2,403	$1,161,811	$0	$1,164,214

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	12%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	24.2%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value ("NAV") of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes

Notes to Financial Statements (Cont.)

and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Notes to Financial Statements (Cont.)

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of June 30, 2025, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Portfolio's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio's taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Authority: Multi-RAE PLUS Fund	$4,200	$0	$(4,190)	$(7)	$(3)	$0	$6	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$681,147	$1,044,781	$(660,100)	$(59)	$237	$1,066,006	$8,745	$0
PIMCO All Asset: Multi-RAE PLUS Fund	31	0	0	0	0	31	0	0

Notes to Financial Statements (Cont.)

PIMCO All Asset: MultiReal Fund	13,351	542,592	(553,200)	(24)	0	2,719	195	0
PIMCO EM Bond and Short-Term Investments Portfolio	19,287	71,584	(58,300)	0	6	32,577	181	0
PIMCO High Yield and Short-Term Investments Portfolio	2,263	13,617	(15,500)	0	0	380	16	0
PIMCO Investment Grade Credit Bond Portfolio	19,998	315,680	(284,600)	23	22	51,123	1,074	0
PIMCO Long Duration Credit Bond Portfolio	50,798	6,529,773	(5,695,300)	162	1	885,434	1,184	0
PIMCO Mortgage and Short-Term Investments Portfolio	3,546	128,445	(110,400)	3	(1)	21,593	41	0
PIMCO Municipal Portfolio	2,744	8,339	(8,301)	0	1	2,783	40	0
PIMCO Real Return Portfolio	19,005	106,137	(121,700)	(7)	0	3,435	37	0
PIMCO Sector Fund Series – AM	775	3,908	(3,700)	0	0	983	7	0
PIMCO Sector Fund Series – H	2,089	3,917	(3,700)	1	(1)	2,306	17	0
PIMCO Sector Fund Series – I	1,128	517,425	(516,200)	(50)	(1)	2,302	125	0
PIMCO Short-Term Portfolio	8,881	20,214	(14,700)	(1)	4	14,398	113	0
PIMCO U.S. Government and Short-Term Investments Portfolio	1,649	70,654	(69,900)	0	0	2,403	53	0
PIMCO International Portfolio	173,246	179,753	(169,800)	(7)	30	183,222	1,653	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2025 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2025	Dividend Income	Shares Held at 06/30/2025
Xfit Brands, Inc.	$193	$0	$0	$0	$3	$196	$0	68,040,639

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NOM	Nomura Securities International, Inc.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BUS	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSR	Morgan Stanley & Co LLC FICC Repo	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona
CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht
COP	Colombian Peso	JPY	Japanese Yen	TRY	Turkish New Lira
CZK	Czech Koruna	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EGP	Egyptian Pound	NGN	Nigerian Naira	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDDUEAFE	MSCI EAFE Index
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	RADMFUNT	RAFI Dynamic Multi-Factor US Index
Brent	Brent Crude	EUR006M	6 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex- U.S. Index
CAONREPO	Canadian Overnight Repo Rate Average	FEDL01	Federal funds effective rate	RU20INTR	Russell 2000 Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	TSFR1M	Term SOFR 1-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MLPIREIS	Merrill Lynch Custom Equity Index	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
ERADXULT	eRAFI International Large Strategy Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	Oat	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CHILIBOR	Chile Interbank Offered Rate	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WTI	West Texas Intermediate